UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

        Date of reporting period: January 31, 2015

Item 1.    Reports to Stockholders

This filing is on behalf of thirty-five of the forty Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

JANUARY 31, 2015

Dear SunAmerica Series Trust Investor:

We are pleased to present our annual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended January 31, 2015. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust, SunAmerica Series Trust and Seasons Series Trust

March 5, 2015

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59½, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE January 31, 2015

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at August 1, 2014 and held until January 31, 2015. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During The Six Months Ended January 31, 2015” to estimate the expenses you paid on your account during this period. The “Expenses Paid During The Six Months Ended January 31, 2015” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended January 31, 2015” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During The Six Months Ended January 31, 2015” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During The Six Months Ended January 31, 2015” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2015

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2014	Ending Account Value Using Actual Return at January 31, 2015	Expenses Paid During the Six Months Ended January 31, 2015*	Beginning Account Value at August 1, 2014	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2015	Expenses Paid During the Six Months Ended January 31, 2015*	Annualized Expense Ratio*
Cash Management#
Class 1	$1,000.00	$999.05	$2.27	$1,000.00	$1,022.94	$2.29	0.45%
Class 2	$1,000.00	$998.09	$3.02	$1,000.00	$1,022.18	$3.06	0.60%
Class 3	$1,000.00	$998.08	$3.53	$1,000.00	$1,021.68	$3.57	0.70%
Corporate Bond
Class 1	$1,000.00	$1,028.82	$2.81	$1,000.00	$1,022.43	$2.80	0.55%
Class 2	$1,000.00	$1,027.80	$3.58	$1,000.00	$1,021.68	$3.57	0.70%
Class 3	$1,000.00	$1,027.21	$4.09	$1,000.00	$1,021.17	$4.08	0.80%
Global Bond
Class 1	$1,000.00	$950.86	$3.44	$1,000.00	$1,021.68	$3.57	0.70%
Class 2	$1,000.00	$949.70	$4.18	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$949.30	$4.67	$1,000.00	$1,020.42	$4.84	0.95%
High-Yield Bond
Class 1	$1,000.00	$974.45	$3.19	$1,000.00	$1,021.98	$3.26	0.64%
Class 2	$1,000.00	$972.57	$3.93	$1,000.00	$1,021.22	$4.02	0.79%
Class 3	$1,000.00	$971.64	$4.42	$1,000.00	$1,020.72	$4.53	0.89%
SA JPMorgan MFS Core Bond#@
Class 1	$1,000.00	$1,036.69	$3.29	$1,000.00	$1,021.98	$3.26	0.64%
Class 2	$1,000.00	$1,035.98	$4.05	$1,000.00	$1,021.22	$4.02	0.79%
Class 3	$1,000.00	$1,035.70	$4.57	$1,000.00	$1,020.72	$4.53	0.89%
Balanced
Class 1	$1,000.00	$1,044.48	$3.76	$1,000.00	$1,021.53	$3.72	0.73%
Class 2	$1,000.00	$1,043.10	$4.53	$1,000.00	$1,020.77	$4.48	0.88%
Class 3	$1,000.00	$1,042.99	$5.05	$1,000.00	$1,020.27	$4.99	0.98%
MFS Total Return
Class 1	$1,000.00	$1,025.91	$3.57	$1,000.00	$1,021.68	$3.57	0.70%
Class 2	$1,000.00	$1,024.72	$4.34	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$1,024.45	$4.85	$1,000.00	$1,020.42	$4.84	0.95%
SunAmerica Dynamic Allocation
Class 3	$1,000.00	$1,013.47	$2.44	$1,000.00	$1,022.79	$2.45	0.48%
SunAmerica Dynamic Strategy
Class 3	$1,000.00	$1,011.44	$2.48	$1,000.00	$1,022.74	$2.50	0.49%
VCP Total Return BalancedSM#
Class 3	$1,000.00	$1,009.02	$5.87	$1,000.00	$1,019.36	$5.90	1.16%
VCPSM Value#
Class 3	$1,000.00	$1,011.24	$6.24	$1,000.00	$1,019.00	$6.26	1.23%
Telecom Utility
Class 1	$1,000.00	$998.30	$4.84	$1,000.00	$1,020.37	$4.89	0.96%
Class 2	$1,000.00	$997.92	$5.59	$1,000.00	$1,019.61	$5.65	1.11%
Class 3	$1,000.00	$996.72	$6.09	$1,000.00	$1,019.11	$6.16	1.21%
Equity Index#
Class 1	$1,000.00	$1,041.43	$2.26	$1,000.00	$1,022.99	$2.24	0.44%
Growth-Income
Class 1	$1,000.00	$1,055.89	$3.06	$1,000.00	$1,022.23	$3.01	0.59%
Class 2	$1,000.00	$1,055.26	$3.83	$1,000.00	$1,021.48	$3.77	0.74%
Class 3	$1,000.00	$1,054.58	$4.35	$1,000.00	$1,020.97	$4.28	0.84%
Equity Opportunities
Class 1	$1,000.00	$1,022.90	$4.13	$1,000.00	$1,021.12	$4.13	0.81%
Class 2	$1,000.00	$1,021.60	$4.89	$1,000.00	$1,020.37	$4.89	0.96%
Class 3	$1,000.00	$1,021.36	$5.40	$1,000.00	$1,019.86	$5.40	1.06%
Davis Venture Value
Class 1	$1,000.00	$1,002.60	$3.84	$1,000.00	$1,021.37	$3.87	0.76%
Class 2	$1,000.00	$1,001.87	$4.59	$1,000.00	$1,020.62	$4.63	0.91%
Class 3	$1,000.00	$1,001.21	$5.09	$1,000.00	$1,020.11	$5.14	1.01%
“Dogs” of Wall Street
Class 1	$1,000.00	$1,038.17	$3.29	$1,000.00	$1,021.98	$3.26	0.64%
Class 2	$1,000.00	$1,037.33	$4.06	$1,000.00	$1,021.22	$4.02	0.79%
Class 3	$1,000.00	$1,036.63	$4.57	$1,000.00	$1,020.72	$4.53	0.89%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2015

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2014	Ending Account Value Using Actual Return at January 31, 2015	Expenses Paid During the Six Months Ended January 31, 2015*	Beginning Account Value at August 1, 2014	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2015	Expenses Paid During the Six Months Ended January 31, 2015*	Annualized Expense Ratio*
Alliance Growth
Class 1	$1,000.00	$1,087.51	$3.47	$1,000.00	$1,021.88	$3.36	0.66%
Class 2	$1,000.00	$1,086.64	$4.26	$1,000.00	$1,021.12	$4.13	0.81%
Class 3	$1,000.00	$1,086.00	$4.78	$1,000.00	$1,020.62	$4.63	0.91%
Capital Growth#
Class 1	$1,000.00	$1,033.48	$4.25	$1,000.00	$1,021.02	$4.23	0.83%
Class 2	$1,000.00	$1,032.10	$5.07	$1,000.00	$1,020.21	$5.04	0.99%
Class 3	$1,000.00	$1,031.53	$5.58	$1,000.00	$1,019.71	$5.55	1.09%
MFS Massachusetts Investors Trust
Class 1	$1,000.00	$1,032.12	$3.64	$1,000.00	$1,021.63	$3.62	0.71%
Class 2	$1,000.00	$1,031.38	$4.40	$1,000.00	$1,020.87	$4.38	0.86%
Class 3	$1,000.00	$1,030.78	$4.91	$1,000.00	$1,020.37	$4.89	0.96%
Fundamental Growth
Class 1	$1,000.00	$1,047.03	$4.64	$1,000.00	$1,020.67	$4.58	0.90%
Class 2	$1,000.00	$1,046.46	$5.42	$1,000.00	$1,019.91	$5.35	1.05%
Class 3	$1,000.00	$1,046.14	$5.93	$1,000.00	$1,019.41	$5.85	1.15%
Blue Chip Growth
Class 1	$1,000.00	$1,045.46	$3.71	$1,000.00	$1,021.58	$3.67	0.72%
Class 2	$1,000.00	$1,044.06	$4.48	$1,000.00	$1,020.82	$4.43	0.87%
Class 3	$1,000.00	$1,044.25	$5.00	$1,000.00	$1,020.32	$4.94	0.97%
Real Estate
Class 1	$1,000.00	$1,177.88	$4.39	$1,000.00	$1,021.17	$4.08	0.80%
Class 2	$1,000.00	$1,176.40	$5.21	$1,000.00	$1,020.42	$4.84	0.95%
Class 3	$1,000.00	$1,176.20	$5.76	$1,000.00	$1,019.91	$5.35	1.05%
Small Company Value
Class 1	$1,000.00	$966.70	$4.91	$1,000.00	$1,020.21	$5.04	0.99%
Class 3	$1,000.00	$965.72	$6.14	$1,000.00	$1,018.95	$6.31	1.24%
Mid-Cap Growth
Class 1	$1,000.00	$1,060.30	$4.21	$1,000.00	$1,021.12	$4.13	0.81%
Class 2	$1,000.00	$1,060.32	$4.99	$1,000.00	$1,020.37	$4.89	0.96%
Class 3	$1,000.00	$1,059.80	$5.50	$1,000.00	$1,019.86	$5.40	1.06%
Aggressive Growth
Class 1	$1,000.00	$1,042.43	$4.12	$1,000.00	$1,021.17	$4.08	0.80%
Class 2	$1,000.00	$1,041.58	$4.94	$1,000.00	$1,020.37	$4.89	0.96%
Class 3	$1,000.00	$1,040.64	$5.45	$1,000.00	$1,019.86	$5.40	1.06%
Growth Opportunities
Class 1	$1,000.00	$1,085.10	$4.15	$1,000.00	$1,021.22	$4.02	0.79%
Class 2	$1,000.00	$1,083.84	$4.94	$1,000.00	$1,020.47	$4.79	0.94%
Class 3	$1,000.00	$1,083.67	$5.46	$1,000.00	$1,019.96	$5.30	1.04%
Marsico Focused Growth
Class 1	$1,000.00	$1,045.10	$4.59	$1,000.00	$1,020.72	$4.53	0.89%
Class 2	$1,000.00	$1,043.94	$5.36	$1,000.00	$1,019.96	$5.30	1.04%
Class 3	$1,000.00	$1,043.58	$5.87	$1,000.00	$1,019.46	$5.80	1.14%
Technology#
Class 1	$1,000.00	$1,107.06	$6.00	$1,000.00	$1,019.51	$5.75	1.13%
Class 2	$1,000.00	$1,109.18	$6.80	$1,000.00	$1,018.75	$6.51	1.28%
Class 3	$1,000.00	$1,108.04	$7.33	$1,000.00	$1,018.25	$7.02	1.38%
Small & Mid Cap Value
Class 1	$1,000.00	$1,011.99	$4.82	$1,000.00	$1,020.42	$4.84	0.95%
Class 2	$1,000.00	$1,010.89	$5.58	$1,000.00	$1,019.66	$5.60	1.10%
Class 3	$1,000.00	$1,010.97	$6.08	$1,000.00	$1,019.16	$6.11	1.20%
International Growth and Income#
Class 1	$1,000.00	$905.22	$4.47	$1,000.00	$1,020.52	$4.74	0.93%
Class 2	$1,000.00	$903.84	$5.18	$1,000.00	$1,019.76	$5.50	1.08%
Class 3	$1,000.00	$904.09	$5.66	$1,000.00	$1,019.26	$6.01	1.18%
Global Equities
Class 1	$1,000.00	$991.39	$3.92	$1,000.00	$1,021.27	$3.97	0.78%
Class 2	$1,000.00	$990.78	$4.67	$1,000.00	$1,020.52	$4.74	0.93%
Class 3	$1,000.00	$990.05	$5.17	$1,000.00	$1,020.01	$5.24	1.03%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2015

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2014	Ending Account Value Using Actual Return at January 31, 2015	Expenses Paid During the Six Months Ended January 31, 2015*	Beginning Account Value at August 1, 2014	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2015	Expenses Paid During the Six Months Ended January 31, 2015*	Annualized Expense Ratio*
International Diversified Equities
Class 1	$1,000.00	$930.42	$4.62	$1,000.00	$1,020.42	$4.84	0.95%
Class 2	$1,000.00	$929.23	$5.35	$1,000.00	$1,019.66	$5.60	1.10%
Class 3	$1,000.00	$928.22	$5.83	$1,000.00	$1,019.16	$6.11	1.20%
Emerging Markets#
Class 1	$1,000.00	$907.89	$5.34	$1,000.00	$1,019.61	$5.65	1.11%
Class 2	$1,000.00	$906.83	$6.06	$1,000.00	$1,018.85	$6.41	1.26%
Class 3	$1,000.00	$906.62	$6.54	$1,000.00	$1,018.35	$6.92	1.36%
Foreign Value
Class 1	$1,000.00	$920.36	$4.02	$1,000.00	$1,021.02	$4.23	0.83%
Class 2	$1,000.00	$919.57	$4.74	$1,000.00	$1,020.27	$4.99	0.98%
Class 3	$1,000.00	$919.17	$5.22	$1,000.00	$1,019.76	$5.50	1.08%

@	See Note 1
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 days (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2015” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/ Hypothetical Expenses Paid During the Six Months Ended January 31, 2015” and the “Annualized Expense Ratio” would have been lower.

6

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Banks-Foreign-US Branches	33.4%
Banks-Foreign	16.7
Asset Backed Commercial Paper/Auto	9.2
Banks-Domestic	6.1
Asset Backed Commercial Paper/Fully Supported	6.0
Government-Related Entity	4.3
Insurance	4.0
Collateralized Commercial Paper/Repurchase Agreement Backed	3.7
Automobile	3.2
Asset Backed Commercial Paper/Diversified	2.6
U.S. Government Agencies	2.1
Diversified	2.0
Sovereigns/Supranational	1.8
Brokerage/Investment	1.7
Asset Backed Commercial Paper/Trade Receivables	1.2
Municipal	1.2
Computers	1.1
Food & Beverage	0.7
Student Loan	0.2
Higher Education	0.1
Asset Backed/Structured Investment	0.0

101.3%

Credit Quality#†

Government-Agency…………………………..…………..	2.1%
Government-Treasury…………………………..…………	1.6
P-1…………………………..………….…………………	83.0
P-2…………………………..………….…………………	3.4
Aaa…………………………..………….…………………	0.7
Aa1…………………………..………….…………………	0.7
Aa2…………………………..………….…………………	0.7
Aa2e…………………………..………….…………………	0.9
Aa3…………………………..………….…………………	2.5
A1…………………………..………….…………………	2.5
A2…………………………..………….…………………	0.8
A2e…………………………..………….…………………	1.1
Not rated@……………..………….……………………….	0.0

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Weighted	Average days to Maturity — 46.1 days

7

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 100.0%
Asset-Backed Commercial Paper — 22.7%
Albion Capital LLC 0.15% due 02/06/2015*	$385,000	$384,992
Albion Capital LLC 0.20% due 02/23/2015*	2,670,000	2,669,674
Albion Capital LLC 0.21% due 03/16/2015*	2,500,000	2,499,373
Atlantic Asset Securitization LLC 0.10% due 02/04/2015*	3,120,000	3,119,974
Barton Capital LLC 0.10% due 02/02/2015*	9,035,000	9,034,975
Chariot Funding LLC 0.23% due 05/08/2015*	363,000	362,775
Collateralized Commercial Paper Co. LLC 0.27% due 02/05/2015	1,400,000	1,399,958
Collateralized Commercial Paper Co. LLC 0.27% due 03/09/2015	2,000,000	1,999,460
Collateralized Commercial Paper Co. LLC 0.30% due 03/02/2015	1,400,000	1,399,662
Collateralized Commercial Paper Co. LLC 0.30% due 04/24/2015	1,500,000	1,499,310
Collateralized Commercial Paper Co. LLC 0.30% due 05/18/2015	1,800,000	1,798,830
Collateralized Commercial Paper Co. LLC 0.30% due 05/29/2015	1,200,000	1,199,088
Fairway Finance LLC 0.22% due 04/16/2015*	2,600,000	2,598,960
Fairway Finance LLC 0.22% due 04/23/2015*	2,695,000	2,693,787
Kells Funding LLC 0.26% due 06/25/2015*	713,000	712,914
Kells Funding LLC 0.27% due 04/23/2015*	1,500,000	1,499,955
Manhattan Asset Funding Co. LLC 0.23% due 02/18/2015*	294,000	293,968
Old Line Funding LLC 0.22% due 04/13/2015*	2,695,000	2,694,030
Old Line Funding LLC 0.23% due 05/12/2015*	2,700,000	2,698,461
Old Line Funding LLC 0.24% due 04/28/2015*	731,000	730,662
Old Line Funding LLC FRS 0.25% due 06/08/2015*	850,000	849,940
Old Line Funding LLC FRS 0.27% due 06/17/2015*	600,000	599,976
Old Line Funding LLC FRS 0.27% due 07/07/2015*	294,000	293,988
Old Line Funding LLC 0.29% due 07/22/2015*	522,000	521,256
Regency Markets No. 1 LLC 0.13% due 02/05/2015*	478,000	477,993
Regency Markets No. 1 LLC 0.13% due 02/06/2015*	471,000	470,991
Regency Markets No. 1 LLC 0.14% due 02/09/2015*	2,675,000	2,674,917

Security Description	Principal Amount	Value (Note 2)

Asset-Backed Commercial Paper (continued)
Salisbury Receivables Co. LLC 0.20% due 03/11/2015*	$2,250,000	$2,249,525
Sheffield Receivables Corp. 0.25% due 03/06/2015*	660,000	659,849
Thunder Bay Funding LLC 0.24% due 04/28/2015*	1,211,000	1,210,352
Thunder Bay Funding LLC FRS 0.27% due 07/07/2015*	848,000	847,966
Versailles Commercial Paper LLC 0.21% due 02/10/2015*	1,000,000	999,947
Versailles Commercial Paper LLC 0.23% due 02/26/2015*	633,000	632,899
Versailles Commercial Paper LLC 0.23% due 02/27/2015*	425,000	424,929
Versailles Commercial Paper LLC 0.23% due 03/02/2015*	966,000	965,821
Versailles Commercial Paper LLC 0.23% due 03/09/2015*	612,000	611,859
Versailles Commercial Paper LLC 0.23% due 04/01/2015*	372,000	371,874
Working Capital Management Co. 0.12% due 02/03/2015*	280,000	279,998
Working Capital Management Co. 0.13% due 02/02/2015*	615,000	614,998
Working Capital Management Co. 0.13% due 02/04/2015*	556,000	555,994
Working Capital Management Co. 0.13% due 02/05/2015*	515,000	514,993

Total Asset-Backed Commercial Paper (cost $58,119,364)		58,120,873

Certificates of Deposit — 35.8%
Bank of Montreal Chicago FRS 0.23% due 05/08/2015	2,500,000	2,499,850
Bank of Nova Scotia Houston FRS 0.25% due 07/09/2015	1,800,000	1,799,928
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.31% due 07/29/2015	2,400,000	2,399,521
Canadian Imperial Bank of Commerce NY FRS 0.21% due 02/06/2015	3,500,000	3,500,000
Canadian Imperial Bank of Commerce NY FRS 0.23% due 02/10/2015	2,625,000	2,625,000
Canadian Imperial Bank of Commerce NY FRS 0.24% due 06/17/2015	525,000	524,958
Credit Industriel et Commercial NY 0.25% due 05/01/2015	5,200,000	5,199,584
Credit Suisse NY 0.28% due 03/20/2015	2,600,000	2,600,000
Credit Suisse NY 0.28% due 05/01/2015	1,000,000	1,000,000
DG Bank NY 0.31% due 02/13/2015	768,000	768,020
DNB Bank ASA NY 0.08% due 02/06/2015	5,000,000	5,000,000
DNB Bank ASA NY 0.13% due 02/04/2015	2,242,000	2,242,000
DZ Bank AG Deutsche Zentral 0.22% due 02/05/2015	2,700,000	2,700,000

8

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Certificates of Deposit (continued)
DZ Bank AG Deutsche Zentral 0.27% due 05/05/2015	$2,500,000	$2,499,868
HSBC Bank USA NA 0.24% due 04/06/2015	2,400,000	2,400,120
HSBC Bank USA NA 0.24% due 04/27/2015	1,454,000	1,454,102
HSBC Bank USA NA 0.24% due 05/04/2015	1,191,000	1,191,000
HSBC Bank USA NA FRS 0.24% due 05/06/2015	628,000	627,969
HSBC Bank USA NA FRS 0.25% due 06/08/2015	2,675,000	2,674,813
Mizuho Bank, Ltd. NY 0.25% due 04/02/2015	1,526,000	1,526,000
Natixis NY 0.25% due 02/03/2015	1,500,000	1,500,000
Natixis NY 0.25% due 03/03/2015	2,500,000	2,500,000
Nordea Bank Finland PLC NY 0.21% due 05/05/2015	1,500,000	1,500,075
Nordea Bank Finland PLC NY 0.24% due 05/26/2015	2,500,000	2,500,400
Norinchukin Bank NY 0.20% due 02/05/2015	375,000	375,002
Rabobank Nederland NY FRS 0.26% due 07/07/2015	2,300,000	2,299,908
Rabobank Nederland NY FRS 0.28% due 02/25/2015	542,000	542,005
Skandinaviska Enskilda Banken NY 0.23% due 02/10/2015	1,500,000	1,500,000
Skandinaviska Enskilda Banken NY 0.25% due 03/30/2015	2,115,000	2,114,999
Skandinaviska Enskilda Banken NY FRS 0.63% due 02/26/2015	900,000	900,164
State Street Bank & Trust Co. 0.22% due 02/09/2015	2,500,000	2,500,000
Sumitomo Mitsui Banking Corp. NY 0.25% due 04/22/2015	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp. NY FRS 0.26% due 02/02/2015	1,850,000	1,850,000
Sumitomo Mitsui Banking Corp. NY FRS 0.30% due 07/02/2015	2,000,000	1,999,920
Sumitomo Mitsui Banking Corp. NY 0.31% due 07/27/2015	1,000,000	999,901
Svenska Handelsbanken NY 0.20% due 02/18/2015	180,000	180,000
Svenska Handelsbanken NY 0.23% due 03/24/2015	7,000,000	7,000,049
Toronto-Dominion Bank NY 0.20% due 04/01/2015	510,000	510,031
Toronto-Dominion Bank NY 0.23% due 05/11/2015	4,480,000	4,480,627
Toronto-Dominion Bank NY 0.23% due 05/29/2015	734,000	734,117
UBS AG Stamford CT 0.24% due 03/19/2015	555,000	554,993
UBS AG Stamford CT 0.26% due 05/11/2015	3,000,000	3,000,090
UBS AG Stamford CT 0.26% due 05/27/2015	2,200,000	2,200,071

Security Description	Principal Amount	Value (Note 2)

Certificates of Deposit (continued)
Wells Fargo Bank NA 0.23% due 05/07/2015	$2,600,000	$2,600,338
Wells Fargo Bank NA 0.24% due 05/07/2015	158,000	157,992

Total Certificates of Deposit (cost $91,733,083)		91,733,415

Commercial Paper — 20.1%
Bank of Nova Scotia 0.23% due 02/06/2015*	725,000	724,977
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.31% due 07/01/2015	297,000	296,634
BNZ International Funding Ltd 0.27% due 07/15/2015*	1,471,000	1,469,235
BPCE SA 0.23% due 02/02/2015*	2,500,000	2,499,984
Caisse Centrale Desjardins 0.23% due 04/06/2015*	567,000	566,796
Caisse Centrale Desjardins 0.24% due 03/30/2015*	2,700,000	2,698,995
Caisse Centrale Desjardins 0.24% due 03/30/2015*	2,747,000	2,745,956
Caisse des Depots et Consignations 0.24% due 05/12/2015*	1,431,000	1,430,184
Coca-Cola Co. 0.21% due 05/26/2015*	700,000	699,671
Coca-Cola Co. 0.24% due 06/23/2015*	1,000,000	999,300
Dexia Credit Local SA NY 0.24% due 04/30/2015	2,700,000	2,698,731
Dexia Credit Local SA NY 0.25% due 05/05/2015	3,000,000	2,998,530
Dexia Credit Local SA NY 0.26% due 05/06/2015	301,000	300,844
Dexia Credit Local SA NY 0.27% due 04/01/2015	2,800,000	2,799,244
Erste Abwicklungsanstalt 0.29% due 08/17/2015*	826,000	824,967
HSBC USA, Inc. 0.25% due 02/23/2015	430,000	429,934
Mizuho Funding LLC 0.25% due 04/06/2015*	955,000	954,608
National Australia Bank, Ltd. 0.24% due 05/18/2015*	2,600,000	2,598,700
National Australia Funding Delaware, Inc. 0.24% due 03/13/2015*	578,000	578,007
Nordea Bank AB 0.23% due 04/14/2015*	250,000	249,915
Nordea Bank AB 0.24% due 04/30/2015*	2,250,000	2,249,055
Prudential Funding LLC 0.06% due 02/02/2015	10,195,000	10,194,983
Toronto-Dominion Holdings USA, Inc. 0.22% due 04/23/2015*	453,000	452,832
Toyota Credit Canada, Inc. 0.24% due 05/12/2015	185,000	184,895
Toyota Credit Canada, Inc. 0.25% due 05/19/2015	457,000	456,712
Toyota Credit Canada, Inc. 0.25% due 05/26/2015	185,000	184,871

9

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Commercial Paper (continued)
Toyota Financial Services de Puerto Rico, Inc. 0.24% due 05/18/2015	$336,000	$335,792
Toyota Financial Services de Puerto Rico, Inc. 0.26% due 03/10/2015	373,000	372,900
Toyota Motor Credit Corp. FRS 0.22% due 03/02/2015	2,027,000	2,027,000
Toyota Motor Credit Corp. 0.23% due 05/19/2015	1,000,000	999,370
Toyota Motor Credit Corp. 0.25% due 05/29/2015	2,700,000	2,698,056
Toyota Motor Credit Corp. FRS 0.39% due 03/10/2015	256,000	256,036
Westpac Securities NZ, Ltd. 0.28% due 07/07/2015*	2,500,000	2,497,225

Total Commercial Paper (cost $51,471,148)		51,474,939

Corporate Notes — 6.4%
American Honda Finance Corp. Senior Notes 3.50% due 03/16/2015*	387,000	388,467
Australia & New Zealand Banking Group, Ltd FRS Senior Notes 0.43% due 05/07/2015	1,310,000	1,310,616
Barclays Bank PLC Senior Notes 2.75% due 02/23/2015	279,000	279,389
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*(1)(2)(3)(4)(5)	2,169,914	31,681
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008*(1)(2)(3)(4)(5)	3,157,859	46,105
Commonwealth Bank of Australia Senior Notes 3.50% due 03/19/2015*	60,000	60,246
Credit Suisse AG Senior Notes 3.50% due 03/23/2015	524,000	526,273
General Electric Capital Corp. Senior Notes 1.63% due 07/02/2015	2,717,000	2,731,889
General Electric Capital Corp. Senior Notes 2.38% due 06/30/2015	528,000	531,928
General Electric Capital Corp. Senior Notes 3.50% due 06/29/2015	1,665,000	1,686,608
General Electric Capital Corp. Senior Notes 4.88% due 03/04/2015	120,000	120,479
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	1,719,000	1,720,086
IBM Corp. FRS Senior Notes 0.21% due 02/04/2015	2,845,000	2,845,006

Security Description	Principal Amount	Value (Note 2)

Corporate Notes (continued)
Nederlandse Waterschapsbank FRS Senior Notes 0.51% due 05/23/2015*	$339,000	$339,268
Rabobank Nederland Senior Notes 3.20% due 03/11/2015*	388,000	389,170
Royal Bank of Canada Senior Notes 1.15% due 03/13/2015	2,639,000	2,641,636
Sumitomo Mitsui Banking Corp. Company Guar. Notes 1.35% due 07/18/2015	500,000	502,002
Toyota Motor Credit Corp. Senior Notes 1.00% due 02/17/2015	188,000	188,061

Total Corporate Notes (cost $16,398,087)		16,338,910

Municipal Bonds & Notes — 1.5%
Colorado Housing & Finance Authority VRDN Revenue Bonds 0.08% due 10/01/2034(6)	145,000	145,000
Iowa Finance Authority Single Family Mtg. VRDN Revenue Bonds 0.10% due 07/01/2037(6)	840,000	840,000
Kent Hospital Finance Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.02% due 01/15/2026(6)	1,055,000	1,055,000
Miami-Dade County Industrial Development Authority VRDN Revenue Bonds (LOC-TD Bank NA) 0.12% due 07/01/2037(6)	100,000	100,000
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.11% due 12/01/2043(6)	610,000	610,000
New Hampshire Health & Education Facilities Authority VRDN Revenue Bonds 0.07% due 06/01/2041(6)	170,000	170,000
Pima County Industrial Development Authority VRDN Revenue Bonds (LOC-Bank of NY Mellon) 0.05% due 12/01/2022(6)	300,000	300,000
Simmons College Massachusetts VRDN Revenue Bonds (LOC-TD Bank NA) 0.13% due 10/01/2022(6)	195,000	195,000
State of Texas VRDN General Obligation Bonds 0.09% due 06/01/2045(6)	400,000	400,000

Total Municipal Bonds & Notes (cost $3,815,000)		3,815,000

10

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Time Deposits — 9.8%
Lloyds Banking Group PLC 0.05% due 02/02/2015	$12,600,000	$12,600,000
Swedbank AB 0.06% due 02/02/2015	12,600,000	12,600,000

Total Time Deposits (cost $25,200,000)		25,200,000

U.S. Government Agencies — 2.1%
Federal Home Loan Bank Disc. Notes 0.09% due 02/11/2015	2,531,000	2,530,935
0.10% due 02/05/2015	435,000	434,995
0.10% due 02/06/2015	635,000	634,992
0.10% due 02/17/2015	191,000	190,991
0.10% due 02/18/2015	973,000	972,954
0.10% due 02/23/2015	115,000	114,993
0.11% due 02/20/2015	200,000	199,988
Federal National Mtg. Assoc. Disc. Notes 0.10% due 02/09/2015	300,000	299,993

Total U.S. Government Agencies (cost $5,379,841)		5,379,841

U.S. Government Treasuries — 1.6%
United States Treasury Notes 2.38% due 02/28/2015 (cost $4,142,182)	4,135,000	4,142,182

Total Short-Term Investment Securities — 100.0% (cost $256,258,705)		256,205,160

REPURCHASE AGREEMENTS — 1.3%
Agreement with Royal Bank of Canada, bearing interest at 0.08%, dated 01/30/2015, to be repurchased 02/02/2015 in the amount of $3,336,022 collateralized by $3,703,111 of Federal National Mtg. Assoc. Bonds, bearing interest at 4.00% due 07/01/2044 and having an approximate value of $3,402,743 (cost $3,336,000)	3,336,000	3,336,000

TOTAL INVESTMENTS — (cost $259,594,705)(7)	101.3%	259,541,160
Liabilities in excess of other assets	(1.3)	(3,212,182)

NET ASSETS	100.0%	$256,328,978

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2015, the aggregate value of these securities was $74,319,909 representing 29.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At January 31, 2015, the aggregate value of these securities was $77,786 representing 0.0% of net assets.
(3)	Security in default
(4)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(5)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of January 31, 2015, represents the Notes’ residual value that may be distributed to the Portfolio.
(6)	The security’s effective maturity date is less than one year.
(7)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

LOC — Letter of Credit

VRDN — Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at January 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

11

SunAmerica Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value*
Short-Term Investments Securities:
Corporate Notes	$—	$16,261,124	$77,786	$16,338,910
Other Short-Term Securities:	—	239,866,250	—	239,866,250
Repurchase Agreement	—	3,336,000	—	3,336,000

Total Investments at Value	$—	$259,463,374	$77,786	$259,541,160

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

12

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	7.6%
Real Estate Investment Trusts	3.1
Telephone-Integrated	3.0
Pipelines	2.9
Oil Companies-Exploration & Production	2.6
Diversified Financial Services	2.6
Time Deposits	2.5
Cable/Satellite TV	2.4
Oil Companies-Integrated	2.4
Multimedia	2.2
Auto-Cars/Light Trucks	2.0
Electric-Integrated	2.0
Steel-Producers	1.9
Banks-Commercial	1.9
Insurance-Life/Health	1.9
Finance-Investment Banker/Broker	1.6
Insurance-Multi-line	1.6
Food-Misc./Diversified	1.5
Medical-Hospitals	1.4
Hotels/Motels	1.4
Cellular Telecom	1.3
Finance-Auto Loans	1.2
Broadcast Services/Program	1.2
Data Processing/Management	1.1
Containers-Paper/Plastic	1.0
Auto/Truck Parts & Equipment-Original	1.0
Insurance-Mutual	0.9
Banks-Super Regional	0.9
Investment Management/Advisor Services	0.8
Gold Mining	0.8
Gas-Distribution	0.8
Enterprise Software/Service	0.8
Rental Auto/Equipment	0.8
Special Purpose Entities	0.7
Finance-Consumer Loans	0.7
Medical Products	0.7
Oil Refining & Marketing	0.6
Finance-Credit Card	0.6
Transport-Rail	0.6
Containers-Metal/Glass	0.6
Consumer Products-Misc.	0.6
Chemicals-Diversified	0.6
Building Products-Wood	0.6
Medical-Drugs	0.6
Distribution/Wholesale	0.5
Paper & Related Products	0.5
Coatings/Paint	0.5
Diversified Manufacturing Operations	0.5
Telecommunication Equipment	0.5
Radio	0.5
Chemicals-Specialty	0.5
Casino Hotels	0.5
Commercial Services-Finance	0.5
Aerospace/Defense	0.4
Advertising Agencies	0.4
Metal-Aluminum	0.4
Banks-Fiduciary	0.4
Advertising Services	0.4
Television	0.4
Retail-Auto Parts	0.4
United States Treasury Notes	0.4

Transport-Services	0.4%
Building & Construction Products-Misc.	0.4
Diversified Operations	0.4
Electronic Measurement Instruments	0.4
Trucking/Leasing	0.4
Sovereign	0.4
Computers	0.4
Satellite Telecom	0.4
Food-Meat Products	0.4
E-Commerce/Services	0.4
Commercial Services	0.4
Oil-Field Services	0.4
Retail-Bedding	0.3
Oil & Gas Drilling	0.3
Medical-Biomedical/Gene	0.3
Aerospace/Defense-Equipment	0.3
Machinery-Farming	0.3
E-Commerce/Products	0.3
Electric-Generation	0.3
Publishing-Periodicals	0.3
Consulting Services	0.3
Retail-Drug Store	0.3
Cruise Lines	0.3
Independent Power Producers	0.3
Finance-Commercial	0.3
Toys	0.3
Computer Services	0.3
Electronic Forms	0.3
Wire & Cable Products	0.3
SupraNational Banks	0.3
Agricultural Chemicals	0.3
Office Automation & Equipment	0.3
Gambling (Non-Hotel)	0.3
Food-Wholesale/Distribution	0.3
Steel Pipe & Tube	0.3
Semiconductor Equipment	0.3
Beverages-Wine/Spirits	0.2
Tobacco	0.2
Wireless Equipment	0.2
Airlines	0.2
Racetracks	0.2
Steel-Specialty	0.2
Retail-Propane Distribution	0.2
Electronic Components-Semiconductors	0.2
Schools	0.2
Finance-Other Services	0.2
Retail-Restaurants	0.2
Municipal Bonds & Notes	0.2
Retail-Building Products	0.2
Advertising Sales	0.2
Metal-Diversified	0.2
Machinery-General Industrial	0.2
Medical-HMO	0.2
Retail-Leisure Products	0.2
Research & Development	0.2
Real Estate Operations & Development	0.2
Retail-Sporting Goods	0.2
Insurance Brokers	0.2
Food-Baking	0.2
Food-Catering	0.2
Retail-Apparel/Shoe	0.2

13

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (continued)

Industry Allocation* (continued)

Applications Software	0.2%
Retail-Pet Food & Supplies	0.2
Diagnostic Equipment	0.2
Beverages-Non-alcoholic	0.2
Resorts/Theme Parks	0.2
Telecom Services	0.1
Metal-Copper	0.1
Printing-Commercial	0.1
Diversified Minerals	0.1
Computers-Integrated Systems	0.1
Chemicals-Plastics	0.1
Power Converter/Supply Equipment	0.1
Retail-Fabric Store	0.1
Retail-Arts & Crafts	0.1
Publishing-Newspapers	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Insurance-Property/Casualty	0.1
Real Estate Management/Services	0.1
Computer Graphics	0.1
Security Services	0.1
Electric Products-Misc.	0.1
Brewery	0.1
Building-Heavy Construction	0.1
Physicians Practice Management	0.1
Rubber/Plastic Products	0.1
Casino Services	0.1
Non-Ferrous Metals	0.1
Retail-Major Department Stores	0.1
Metal Processors & Fabrication	0.1
Dialysis Centers	0.1
Electronic Components-Misc.	0.1
Instruments-Scientific	0.1
Building Products-Doors & Windows	0.1
Semiconductor Components-Integrated Circuits	0.1
Finance-Mortgage Loan/Banker	0.1
Food-Retail	0.1
Medical-Outpatient/Home Medical	0.1
Computers-Memory Devices	0.1
Cosmetics & Toiletries	0.1
Engineering/R&D Services	0.1
Theaters	0.1
Retail-Perfume & Cosmetics	0.1
Machine Tools & Related Products	0.1
Non-Hazardous Waste Disposal	0.1
Building & Construction-Misc.	0.1
Transport-Equipment & Leasing	0.1
Auto-Heavy Duty Trucks	0.1
Entertainment Software	0.1
Firearms & Ammunition	0.1
Educational Software	0.1
Health Care Cost Containment	0.1
Machinery-Thermal Process	0.1
Building-Residential/Commercial	0.1
Internet Security	0.1
Textile-Home Furnishings	0.1
Home Decoration Products	0.1
Seismic Data Collection	0.1

98.9%

Credit Quality#†

Aaa	0.7%
Aa	1.0
A	15.2
Baa	49.7
Ba	9.8
B	12.6
Caa	9.7
Not Rated@	1.3

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

14

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 79.4%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc. Senior Notes 2.25% due 11/15/2017	$2,160,000	$2,178,952
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,000,000	1,032,971
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	262,473
Omnicom Group, Inc. Company Guar. Notes 3.63% due 05/01/2022	3,000,000	3,169,281
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	1,270,000	1,328,158

		7,971,835

Advertising Sales — 0.2%
Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023	400,000	403,000
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	750,000	776,250
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	675,000	702,000
Outfront Media Capital LLC / Outfront Media Capital Corp. Company Guar. Notes 5.25% due 02/15/2022*	125,000	129,375
Outfront Media Capital LLC / Outfront Media Capital Corp. Company Guar. Notes 5.63% due 02/15/2024*	875,000	914,375
Outfront Media Capital LLC / Outfront Media Capital Corp. Company Guar. Notes 5.88% due 03/15/2025*	550,000	569,250

		3,494,250

Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	3,020,000	3,089,614
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	793,870

		3,883,484

Aerospace/Defense-Equipment — 0.2%
KLX, Inc. Company Guar. Notes 5.88% due 12/01/2022*	1,000,000	987,500
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	575,000	564,219
TransDigm, Inc. Company Guar. Notes 6.00% due 07/15/2022	225,000	224,437
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	1,150,000	1,164,375

Security Description	Principal Amount	Value (Note 2)

Aerospace/Defense-Equipment (continued)
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	$1,000,000	$1,060,000

		4,000,531

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	2,940,000	3,330,935

Airlines — 0.2%
Southwest Airlines Co. Senior Notes 5.13% due 03/01/2017	2,500,000	2,682,837
Southwest Airlines Co. Senior Notes 7.38% due 03/01/2027	1,215,000	1,591,000

		4,273,837

Applications Software — 0.2%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	1,000,000	1,091,250
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	1,900,000	1,919,000

		3,010,250

Auto-Cars/Light Trucks — 1.5%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	400,000	445,000
Daimler Finance North America LLC Company Guar. Notes 1.65% due 04/10/2015*	660,000	661,234
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	5,000,000	5,053,135
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	1,700,000	1,744,658
Daimler Finance North America LLC Company Guar. Notes 2.95% due 01/11/2017*	4,000,000	4,141,740
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,000,000	3,365,286
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,905,000	1,949,832
General Motors Co. Senior Notes 5.20% due 04/01/2045	1,250,000	1,394,595
General Motors Corp. Escrow Notes 7.20% due 01/15/2011†(1)(3)	1,000,000	0
General Motors Corp. Escrow Notes 7.40% due 09/01/2025†(1)(3)	2,800,000	0
General Motors Corp. Escrow Notes 9.45% due 11/01/2011†(1)(3)	250,000	0
Harley-Davidson Financial Services, Inc. Company Guar. Notes 2.70% due 03/15/2017*	910,000	936,664

15

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.88% due 03/15/2016*	$1,190,000	$1,231,524
Hyundai Capital America Senior Notes 2.88% due 08/09/2018*	2,500,000	2,565,430
Nissan Motor Acceptance Corp. Senior Notes 1.95% due 09/12/2017*	3,380,000	3,424,768

		26,913,866

Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,025,000	1,101,875

Auto/Truck Parts & Equipment-Original — 0.6%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	1,725,000	1,789,687
American Axle & Manufacturing, Inc. Company Guar. Notes 5.13% due 02/15/2019	250,000	256,250
American Axle & Manufacturing, Inc. Company Guar. Notes 6.63% due 10/15/2022	250,000	266,875
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	1,925,000	2,165,625
Lear Corp. Company Guar. Notes 4.75% due 01/15/2023	1,525,000	1,544,062
Lear Corp. Company Guar. Notes 5.25% due 01/15/2025	625,000	637,500
MPG Holdco I, Inc. Company Guar. Notes 7.38% due 10/15/2022*	1,850,000	1,924,000
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	1,000,000	1,040,000
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	825,000	872,438

		10,496,437

Auto/Truck Parts & Equipment-Replacement — 0.1%
Allison Transmission, Inc. Company Guar. Notes 7.13% due 05/15/2019*	300,000	312,750
UCI International, Inc. Company Guar. Notes 8.63% due 02/15/2019	2,025,000	1,863,000

		2,175,750

Banks-Commercial — 1.6%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,210,000	2,304,482
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	3,245,000	3,373,745
BB&T Corp. Senior Notes 2.25% due 02/01/2019	2,445,000	2,500,228

Security Description	Principal Amount	Value (Note 2)

Banks-Commercial (continued)
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	$3,000,000	$3,217,797
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	625,000	657,813
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	2,250,000	2,334,375
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	250,000	266,875
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	475,000	511,813
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,553,066
Compass Bank Senior Notes 2.75% due 09/29/2019	1,530,000	1,554,934
Discover Bank Senior Notes 2.00% due 02/21/2018	1,700,000	1,711,662
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	859,183
HSBC USA, Inc. Senior Notes 1.63% due 01/16/2018	700,000	703,167
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	500,000	500,307
Manufacturers & Traders Trust Co. FRS Sub. Notes 5.63% due 12/01/2021	2,860,000	2,977,712
Sophia Holding Finance Company Guar. Notes 9.63% due 12/01/2018*(4)	525,000	525,000
Union Bank NA Senior Notes 2.63% due 09/26/2018	2,300,000	2,362,364

		28,914,523

Banks-Fiduciary — 0.4%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,699,280
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	4,028,358

		7,727,638

Banks-Super Regional — 0.9%
Banc One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	624,303
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,415,728
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	1,730,000	1,774,686

16

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	$1,780,000	$2,188,656
PNC Funding Corp. Bank Guar. Notes 5.13% due 02/08/2020	1,260,000	1,440,303
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	1,600,000	1,650,338
Wachovia Bank NA Sub. Notes 4.88% due 02/01/2015	1,350,000	1,350,000
Wachovia Corp. Senior Notes 5.75% due 02/01/2018	4,020,000	4,514,520

		15,958,534

Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.75% due 11/15/2024	350,000	366,625

Brewery — 0.1%
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	1,840,000	1,884,486

Broadcast Services/Program — 0.6%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 6.50% due 11/15/2022	75,000	76,500
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 6.50% due 11/15/2022	2,475,000	2,552,344
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series A 7.63% due 03/15/2020	225,000	234,000
Crown Media Holdings, Inc. Company Guar. Notes 10.50% due 07/15/2019	1,750,000	1,898,750
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	2,000,000	2,237,762
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	2,000,000	1,940,000
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	800,000	802,000

		9,741,356

Building & Construction Products-Misc. — 0.4%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	400,000	428,000
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	975,000	994,500

Security Description	Principal Amount	Value (Note 2)

Building & Construction Products-Misc. (continued)
NCI Building Systems, Inc. Company Guar. Notes 8.25% due 01/15/2023*	$725,000	$737,688
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	2,000,000	2,125,000
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	400,000	420,000
Roofing Supply Group LLC/Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	875,000	868,437
Unifrax I LLC / Unifrax Holding, Co. Company Guar. Notes 7.50% due 02/15/2019*	175,000	174,125
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	925,000	959,687

		6,707,437

Building & Construction-Misc. — 0.1%
Ply Gem Industries Inc. Company Guar. Notes 6.50% due 02/01/2022	125,000	120,781
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	1,025,000	1,019,875

		1,140,656

Building Products-Wood — 0.6%
Masco Corp. Senior Bonds 4.80% due 06/15/2015	5,500,000	5,554,654
Masco Corp. Senior Notes 5.85% due 03/15/2017	3,250,000	3,485,625
Masco Corp. Senior Notes 5.95% due 03/15/2022	730,000	813,497

		9,853,776

Building-Heavy Construction — 0.1%
SBA Tower Trust Sec. Notes 5.10% due 04/15/2042*	1,790,000	1,881,542

Building-Residential/Commercial — 0.1%
Allegion US Holding Co., Inc. Company Guar. Notes 5.75% due 10/01/2021	925,000	971,250

Cable/Satellite TV — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	1,025,000	1,004,500
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021	225,000	226,688
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 01/15/2024	300,000	304,125

17

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	$1,250,000	$1,321,875
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017	800,000	832,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	650,000	695,500
CCOH Safari LLC Company Guar. Notes 5.50% due 12/01/2022	425,000	430,844
CCOH Safari LLC Company Guar. Notes 5.75% due 12/01/2024	250,000	253,437
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	1,450,000	1,417,375
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	175,000	171,063
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 6.38% due 09/15/2020*	1,325,000	1,378,000
Comcast Corp. Company Guar. Notes 5.88% due 02/15/2018	1,000,000	1,135,271
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	748,000	828,669
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	1,000,000	998,540
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	820,000	840,641
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	1,500,000	1,628,590
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	1,500,000	1,626,873
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	2,750,000	3,432,968
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	225,000	221,063
DISH DBS Corp. Company Guar. Notes 5.13% due 05/01/2020	275,000	279,812
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	2,225,000	2,247,250

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	$525,000	$527,625
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	3,273,000	3,560,346
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/2041	3,410,000	4,063,056
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	690,000	927,610
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	490,000	614,105

		30,967,826

Casino Hotels — 0.5%
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	650,000	464,750
MGM Resorts International Company Guar. Notes 5.25% due 03/31/2020	425,000	426,063
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	350,000	353,500
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	950,000	1,004,625
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	1,925,000	2,131,937
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,250,000	2,244,375
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021	1,575,000	1,653,750

		8,279,000

Casino Services — 0.1%
Affinity Gaming LLC/Affinity Gaming Finance Corp. Company Guar. Notes 9.00% due 05/15/2018(1)	925,000	869,500
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	912,000	966,720

		1,836,220

Cellular Telecom — 1.1%
Crown Castle Towers LLC Senior Sec. Notes 5.50% due 01/15/2037*	5,650,000	5,981,824
Sprint Communications Company Guar. Notes 7.00% due 03/01/2020*	375,000	408,750
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	400,000	461,000

18

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	$600,000	$583,500
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,700,000	1,723,375
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	1,825,000	1,701,812
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	2,500,000	2,606,250
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	200,000	204,500
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	400,000	411,500
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	425,000	438,813
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	275,000	279,813
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	175,000	181,563
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	1,350,000	1,403,662
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	1,325,000	1,374,687
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	100,000	103,825
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	375,000	388,594
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	900,000	938,250

		19,191,718

Chemicals-Diversified — 0.6%
Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023	125,000	121,875
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	825,000	822,938
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	4,730,000	5,956,669
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021	950,000	938,125
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	950,000	954,750
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,598,743

		10,393,100

Security Description	Principal Amount	Value (Note 2)

Chemicals-Plastics — 0.1%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	$425,000	$399,235
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	1,600,000	1,372,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	375,000	255,000
Rohm & Haas Co. Senior Notes 6.00% due 09/15/2017	402,000	446,002

		2,472,237

Chemicals-Specialty — 0.5%
Albemarle Corp. Company Guar. Notes 4.15% due 12/01/2024	1,465,000	1,541,939
Albemarle Corp. Company Guar. Notes 5.45% due 12/01/2044	1,485,000	1,664,848
Ashland, Inc. Senior Notes 3.88% due 04/15/2018	425,000	434,031
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	500,000	508,500
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	1,475,000	1,480,531
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022*	475,000	473,813
Omnova Solutions, Inc. Company Guar. Notes 7.88% due 11/01/2018	500,000	511,250
PSPC Escrow Corp. Senior Notes 6.50% due 02/01/2022*	1,125,000	1,147,500
W.R. Grace & Co. Company Guar. Notes 5.13% due 10/01/2021*	325,000	338,000
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	325,000	348,563

		8,448,975

Coatings/Paint — 0.5%
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,166,611
RPM International, Inc. Senior Notes 6.50% due 02/15/2018	2,350,000	2,644,265
US Coatings Acquisition, Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	1,825,000	1,948,188
Valspar Corp. Senior Notes 3.30% due 02/01/2025	875,000	889,659

19

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Coatings/Paint (continued)
Valspar Corp. Senior Notes 4.40% due 02/01/2045	$1,415,000	$1,467,308

		9,116,031

Commercial Services — 0.4%
Anna Merger Sub, Inc. Senior Notes 7.75% due 10/01/2022*	2,475,000	2,499,750
Iron Mountain, Inc. Company Guar. Notes 5.75% due 08/15/2024	250,000	253,125
ServiceMaster Co. Company Guar. Notes 7.00% due 08/15/2020	1,836,000	1,914,030
ServiceMaster Co. Senior Notes 7.10% due 03/01/2018	550,000	574,750
ServiceMaster Co. Senior Notes 7.45% due 08/15/2027	275,000	268,125
ServiceMaster Co. Company Guar. Notes 8.00% due 02/15/2020	711,000	751,882

		6,261,662

Commercial Services-Finance — 0.5%
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(4)	1,425,000	1,439,250
Interactive Data Corp. Company Guar. Notes 5.88% due 04/15/2019*	2,150,000	2,155,375
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	700,000	741,125
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	900,000	1,043,668
TransUnion Holding Co., Inc. Senior Notes 8.13% due 06/15/2018(4)	725,000	739,500
TransUnion Holding Co., Inc. Senior Notes 9.63% due 06/15/2018(4)	2,000,000	2,017,500

		8,136,418

Computer Graphics — 0.1%
Logo Merger Sub Corp. Company Guar. Notes 8.38% due 10/15/2020*	1,950,000	1,950,000

Computer Services — 0.3%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*(1)	1,100,000	946,000
IHS, Inc. Company Guar. Notes 5.00% due 11/01/2022*	725,000	730,891
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/2040	850,000	847,073
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	1,325,000	1,331,625

Security Description	Principal Amount	Value (Note 2)
Computer Services (continued)
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	$825,000	$879,656

		4,735,245

Computers — 0.4%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	1,300,000	1,294,720
Apple, Inc. Senior Notes 2.40% due 05/03/2023	790,000	798,889
Apple, Inc. Senior Notes 4.45% due 05/06/2044	775,000	918,526
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017	2,100,000	2,159,518
Hewlett-Packard Co. Senior Notes 3.30% due 12/09/2016	1,250,000	1,297,449

		6,469,102

Computers-Integrated Systems — 0.1%
NCR Corp. Company Guar. Notes 4.63% due 02/15/2021	1,250,000	1,225,000
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	425,000	416,500
NCR Corp. Company Guar. Notes 5.88% due 12/15/2021	275,000	283,938
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	625,000	653,125

		2,578,563

Consulting Services — 0.3%
Verisk Analytics, Inc. Company Guar. Notes 4.13% due 09/12/2022	2,068,000	2,207,764
Verisk Analytics, Inc. Company Guar. Notes 4.88% due 01/15/2019	2,770,000	3,032,006

		5,239,770

Consumer Products-Misc. — 0.6%
Clorox Co. Senior Notes 3.55% due 11/01/2015	800,000	817,471
Prestige Brands, Inc. Senior Notes 5.38% due 12/15/2021*	1,725,000	1,686,187
Prestige Brands, Inc. Company Guar. Notes 8.13% due 02/01/2020	250,000	268,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/2019	125,000	132,031
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021	3,175,000	3,226,594

20

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.00% due 04/15/2019	$1,075,000	$1,109,938
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019	1,275,000	1,354,688
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024*	600,000	625,500
Spectrum Brands, Inc. Company Guar. Notes 6.75% due 03/15/2020	1,500,000	1,578,750

		10,799,909

Containers-Metal/Glass — 0.4%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,425,000	1,408,969
BWAY Holding Co. Senior Notes 9.13% due 08/15/2021*	2,025,000	2,022,468
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	1,475,000	1,475,000
Greif, Inc. Senior Notes 7.75% due 08/01/2019	900,000	1,024,875
Owens-Brockway Glass Container, Inc. Senior Notes 5.00% due 01/15/2022*	200,000	207,750
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	1,350,000	1,410,750

		7,549,812

Containers-Paper/Plastic — 1.0%
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	2,975,000	3,041,937
Graphic Packaging International, Inc. Company Guar. Notes 4.75% due 04/15/2021	950,000	978,500
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	2,750,000	2,822,622
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,304,506
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	985,920
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*	540,000	540,000
Pactiv LLC Senior Notes 7.95% due 12/15/2025	375,000	373,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,450,000	1,482,625

Security Description	Principal Amount	Value (Note 2)

Containers-Paper/Plastic (continued)
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	$700,000	$739,519
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	796,118
Sealed Air Corp. Senior Notes 4.88% due 12/01/2022*	525,000	535,500
Sealed Air Corp. Senior Notes 5.13% due 12/01/2024*	525,000	538,781
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	325,000	336,375
Sealed Air Corp. Company Guar. Notes 8.38% due 09/15/2021*	1,725,000	1,936,313
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	985,202

		17,397,043

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	1,325,000	1,219,000

Data Processing/Management — 1.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	1,450,000	1,508,000
Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*	900,000	938,250
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,882,224
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	1,765,000	1,844,171
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	675,000	719,719
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(4)	5,075,000	5,455,625
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021	276,000	312,570
Fiserv, Inc. Company Guar. Notes 3.13% due 06/15/2016	2,000,000	2,056,860
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/2017	3,120,000	3,552,348

		20,269,767

Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	350,000	364,875

21

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc. Senior Notes 2.75% due 08/15/2016	$680,000	$694,370

Diagnostic Equipment — 0.2%
Crimson Merger Sub, Inc. Senior Notes 6.63% due 05/15/2022*	3,450,000	2,984,250

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	275,000	282,645
DaVita, Inc. Company Guar. Notes 5.75% due 08/15/2022	1,275,000	1,351,500

		1,634,145

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	1,525,000	1,540,250
HD Supply, Inc. Senior Sec. Notes 5.25% due 12/15/2021*	175,000	180,250
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	1,800,000	1,945,800
Interline Brands, Inc. Senior Notes 10.00% due 11/15/2018(4)	898,000	940,655
VWR Funding, Inc. Company Guar. Notes 7.25% due 09/15/2017	2,425,000	2,537,520

		7,144,475

Diversified Banking Institutions — 7.2%
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	5,000,000	5,031,645
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	5,000,000	5,105,380
Bank of America Corp. Senior Notes 3.70% due 09/01/2015	2,000,000	2,034,668
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,608,205
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	9,100,000	10,559,267
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	6,540,000	7,705,434
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	5,000,000	5,321,810
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,195,585

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	$1,430,000	$1,514,300
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,370,000	1,534,374
Citigroup, Inc. Senior Notes 4.59% due 12/15/2015	2,000,000	2,063,848
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,464,838
Citigroup, Inc. Senior Notes 6.88% due 03/05/2038	1,341,000	1,919,628
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/2016	2,350,000	2,412,409
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	9,000,000	10,677,537
Goldman Sachs Group, Inc. Senior Notes 6.00% due 06/15/2020	1,000,000	1,178,412
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	5,050,280
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	1,500,000	1,807,500
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	5,000,000	4,996,360
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,505,153
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	10,840,483
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	2,330,000	2,615,530
Morgan Stanley Senior Notes 3.45% due 11/02/2015	990,000	1,009,346
Morgan Stanley Senior Notes 3.80% due 04/29/2016	4,740,000	4,900,202
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,139,456
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,450,000	1,548,551
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,199,868
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,754,020
Morgan Stanley Senior Notes 5.75% due 01/25/2021	4,000,000	4,685,520

22

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 5.95% due 12/28/2017	$2,130,000	$2,376,068
Morgan Stanley Senior Notes 6.00% due 04/28/2015	1,980,000	2,005,459
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	612,688
Morgan Stanley Senior Notes 6.63% due 04/01/2018	3,090,000	3,531,045

		126,904,869

Diversified Financial Services — 2.4%
General Electric Capital Corp. Senior Notes 2.90% due 01/09/2017	2,300,000	2,392,787
General Electric Capital Corp. Senior Notes 2.95% due 05/09/2016	5,290,000	5,447,615
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	21,000,000	21,748,566
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	3,000,000	3,408,021
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	7,580,000	8,579,021

		41,576,010

Diversified Manufacturing Operations — 0.3%
Harsco Corp. Senior Notes 5.75% due 05/15/2018	3,128,000	3,292,220
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	943,787
Textron, Inc. Senior Notes 4.30% due 03/01/2024	695,000	751,741

		4,987,748

E-Commerce/Services — 0.4%
Expedia, Inc. Company Guar. Notes 4.50% due 08/15/2024	3,300,000	3,421,823
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	1,046,074
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022	1,850,000	1,810,688

		6,278,585

Educational Software — 0.1%
Blackboard, Inc. Senior Notes 7.75% due 11/15/2019*	1,075,000	1,056,188

Electric Products-Misc. — 0.1%
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	1,900,000	1,914,250

Security Description	Principal Amount	Value (Note 2)

Electric-Distribution — 0.0%
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/2017*	$747,106	$793,440

Electric-Integrated — 1.9%
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	1,900,000	1,934,831
Appalachian Power Co. Senior Notes 7.95% due 01/15/2020	720,000	914,437
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,432,478
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/2017	820,000	922,649
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,605,127
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,235,165
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	597,712
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/2021	585,000	664,867
FPL Energy National Wind Portfolio LLC Senior Sec. Notes 6.13% due 03/25/2019*(1)(2)	23,826	23,826
FPL Group Capital, Inc. Company Guar. Notes 7.88% due 12/15/2015	210,000	222,749
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,126,599
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	6,313,710
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	1,100,000	1,122,884
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	1,500,000	1,577,990
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,229,960
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	1,000,000	1,088,597
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	644,623
PSEG Power LLC Company Guar. Notes 2.45% due 11/15/2018	1,275,000	1,298,976
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	784,549

23

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	$2,070,000	$2,250,372
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	921,825
Westar Energy, Inc. 1st Mtg. Bonds 5.88% due 07/15/2036	860,000	860,790

		33,774,716

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,244,494

Electronic Components-Semiconductors — 0.2%
Advanced Micro Devices, Inc. Senior Notes 7.00% due 07/01/2024	1,125,000	981,562
Advanced Micro Devices, Inc. Senior Notes 7.50% due 08/15/2022	525,000	495,469
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	1,375,000	1,457,500
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	194,000	212,430
Micron Technology, Inc. Senior Notes 5.25% due 08/01/2023*	900,000	900,000

		4,046,961

Electronic Forms — 0.3%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2015	1,340,000	1,340,000
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	3,310,000	3,362,811

		4,702,811

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc. Senior Notes 3.20% due 10/01/2022	1,170,000	1,179,271
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	1,600,000	1,668,023
Keysight Technologies, Inc. Company Guar. Notes 4.55% due 10/30/2024*	3,675,000	3,780,612

		6,627,906

Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	700,000	714,875

Engineering/R&D Services — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	1,170,000	1,213,177

Security Description	Principal Amount	Value (Note 2)

Enterprise Software/Service — 0.7%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	$1,350,000	$1,179,563
BMC Software, Inc. Senior Notes 7.25% due 06/01/2018	1,175,000	1,122,125
Boxer Parent Co., Inc. Senior Notes 9.00% due 10/15/2019*(4)	1,525,000	1,242,875
Eagle Midco, Inc. Senior Notes 9.00% due 06/15/2018*(4)	1,225,000	1,249,500
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,575,000	1,649,812
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(4)	2,700,000	2,713,500
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019	1,000,000	1,075,000
Infor US, Inc. Company Guar. Notes 11.50% due 07/15/2018	850,000	926,500
Sophia LP/Sophia Finance, Inc. Company Guar. Notes 9.75% due 01/15/2019*	1,825,000	1,948,187

		13,107,062

Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	250,000	267,813
Activision Blizzard, Inc. Company Guar. Notes 6.13% due 09/15/2023*	750,000	817,500

		1,085,313

Finance-Auto Loans — 1.2%
Ally Financial, Inc. Company Guar. Notes 2.75% due 01/30/2017	300,000	298,500
Ally Financial, Inc. Senior Notes 3.25% due 09/29/2017	325,000	324,594
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	225,000	222,750
Ally Financial, Inc. Senior Notes 3.75% due 11/18/2019	525,000	521,063
Ally Financial, Inc. Company Guar. Notes 4.75% due 09/10/2018	700,000	726,250
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	825,000	854,906
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	1,475,000	1,581,938
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/2015	1,000,000	1,000,000

24

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans (continued)
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	$3,600,000	$3,708,824
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	600,092
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	5,500,000	6,064,212
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/2018	2,500,000	2,733,785
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	150,000	153,708
General Motors Financial Co., Inc. Company Guar. Notes 4.25% due 05/15/2023	350,000	364,000
General Motors Financial Co., Inc. Company Guar. Notes 4.38% due 09/25/2021	1,100,000	1,166,000
GMAC LLC Company Guar. Notes 8.00% due 11/01/2031	860,000	1,110,475

		21,431,097

Finance-Commercial — 0.2%
Football Trust V Pass Through Certs. 5.35% due 10/05/2020*(1)	2,400,000	2,719,797

Finance-Consumer Loans — 0.7%
HSBC Finance Capital Trust IX FRS Company Guar. Notes 5.91% due 11/30/2035	3,700,000	3,750,320
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	7,178,000	8,698,293

		12,448,613

Finance-Credit Card — 0.6%
Capital One Bank USA NA Senior Notes 2.15% due 11/21/2018	1,650,000	1,667,969
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,205,554
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,370,901

		11,244,424

Finance-Investment Banker/Broker — 1.4%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	3,810,000	4,412,414
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,204,366
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	3,750,000	4,296,788

Security Description	Principal Amount	Value (Note 2)

Finance-Investment Banker/Broker (continued)
Jefferies Group LLC Senior Notes 8.50% due 07/15/2019	$3,870,000	$4,669,000
Raymond James Financial, Inc. Senior Notes 4.25% due 04/15/2016	1,215,000	1,269,907
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,536,723
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/2019	2,650,000	3,349,184
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	908,327
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,800,504

		25,447,213

Finance-Mortgage Loan/Banker — 0.1%
CoreLogic, Inc. Company Guar. Notes 7.25% due 06/01/2021	1,350,000	1,420,875

Finance-Other Services — 0.2%
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,423,740
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	1,155,000	1,518,454

		3,942,194

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	255,313

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,275,000	1,077,375

Food-Canned — 0.0%
TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	500,000	513,750

Food-Catering — 0.2%
Aramark Services, Inc. Company Guar. Notes 5.75% due 03/15/2020	3,000,000	3,120,000

Food-Dairy Products — 0.0%
WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	275,000	290,125

Food-Meat Products — 0.4%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	725,000	768,500
Sun Merger Sub, Inc. Senior Notes 5.25% due 08/01/2018*	400,000	408,000

25

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food-Meat Products (continued)
Sun Merger Sub, Inc. Senior Notes 5.88% due 08/01/2021*	$750,000	$770,625
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	1,475,000	1,584,151
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,398,220
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	1,250,000	1,505,144

		6,434,640

Food-Misc./Diversified — 1.1%
B&G Foods, Inc. Company Guar. Notes 4.63% due 06/01/2021	1,250,000	1,243,750
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	2,134,000	2,147,207
ConAgra Foods, Inc. Senior Notes 6.63% due 08/15/2039	1,030,000	1,353,922
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/2019	1,931,000	1,916,518
Hearthside Group Holdings LLC/Hearthside Finance Co. Company Guar. Notes 6.50% due 05/01/2022*	2,200,000	2,156,000
HJ Heinz Co. Sec. Notes 4.25% due 10/15/2020	2,450,000	2,469,906
Kellogg Co. Senior Notes 1.75% due 05/17/2017	1,580,000	1,598,094
Mondelez International, Inc. Senior Notes 4.00% due 02/01/2024	2,850,000	3,093,017
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	908,000	1,244,175
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 4.88% due 05/01/2021	2,125,000	2,098,437
Shearer’s Foods LLC/Chip Fin Corp. Senior Sec. Notes 9.00% due 11/01/2019*	675,000	737,438

		20,058,464

Food-Retail — 0.1%
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	940,000	1,334,056

Food-Wholesale/Distribution — 0.3%
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	1,290,000	1,349,062
US Foods, Inc. Company Guar. Notes 8.50% due 06/30/2019	3,075,000	3,240,281

		4,589,343

Security Description	Principal Amount	Value (Note 2)

Footwear & Related Apparel — 0.0%
Wolverine World Wide, Inc. Company Guar. Notes 6.13% due 10/15/2020	$300,000	$315,000

Gambling (Non-Hotel) — 0.3%
Ameristar Casinos, Inc. Company Guar. Notes 7.50% due 04/15/2021	575,000	598,000
Mohegan Tribal Gaming Authority Company Guar. Notes 9.75% due 09/01/2021	1,225,000	1,243,375
Pinnacle Entertainment, Inc. Company Guar. Notes 6.38% due 08/01/2021	1,375,000	1,409,375
Pinnacle Entertainment, Inc. Company Guar. Notes 7.75% due 04/01/2022	425,000	445,187
Seminole Indian Tribe of Florida Senior Notes 7.80% due 10/01/2020*	855,000	906,300

		4,602,237

Gas-Distribution — 0.8%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	289,779
Florida Gas Transmission Co. LLC Senior Notes 5.45% due 07/15/2020*	700,000	794,375
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,972,695
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	2,095,578
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,181,710
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,567,267
Sempra Energy Senior Notes 6.50% due 06/01/2016	2,230,000	2,396,391

		14,297,795

Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	779,840

Health Care Cost Containment — 0.1%
Truven Health Analytics, Inc. Company Guar. Notes 10.63% due 06/01/2020*	850,000	828,750
Truven Health Analytics, Inc. Senior Notes 10.63% due 06/01/2020	200,000	195,000

		1,023,750

Home Decoration Products — 0.1%
RSI Home Products, Inc. Sec. Notes 6.88% due 03/01/2018*	925,000	958,531

26

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Hotels/Motels — 1.4%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	$2,400,000	$2,592,000
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	3,769,000	4,042,252
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 5.63% due 10/15/2021	950,000	1,002,250
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	4,420,000	4,530,164
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	4,550,000	4,738,743
Wyndham Worldwide Corp. Senior Notes 2.95% due 03/01/2017	3,150,000	3,226,784
Wyndham Worldwide Corp. Senior Notes 3.90% due 03/01/2023	1,050,000	1,071,360
Wyndham Worldwide Corp. Senior Notes 4.25% due 03/01/2022	2,090,000	2,201,391
Wyndham Worldwide Corp. Senior Notes 5.63% due 03/01/2021	610,000	697,166
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/2016	11,000	11,828

		24,113,938

Independent Power Producers — 0.3%
Calpine Corp Senior Notes 5.75% due 01/15/2025	1,775,000	1,810,500
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	325,000	346,125
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	250,000	268,125
NRG Energy, Inc. Company Guar. Notes 6.25% due 05/01/2024	500,000	498,750
NRG Energy, Inc. Company Guar. Notes 6.63% due 03/15/2023	400,000	415,000
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,425,000	1,555,031

		4,893,531

Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	1,470,000	1,527,137

Insurance Brokers — 0.2%
Hockey Merger Sub 2, Inc. Senior Notes 7.88% due 10/01/2021*	1,975,000	1,975,000

Security Description	Principal Amount	Value (Note 2)

Insurance Brokers (continued)
Hub Holdings LLC/Hub Holdings Finance, Inc. Senior Notes 8.13% due 07/15/2019*(4)	$1,200,000	$1,176,000

		3,151,000

Insurance-Life/Health — 1.9%
Aflac, Inc. Senior Notes 3.63% due 06/15/2023	5,900,000	6,247,227
Aflac, Inc. Senior Notes 8.50% due 05/15/2019	2,380,000	3,015,274
Lincoln National Corp. Senior Notes 4.00% due 09/01/2023	4,255,000	4,578,027
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	2,068,591
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	2,058,086
Pacific Life Corp. Senior Bonds 6.60% due 09/15/2033*	2,700,000	3,718,205
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,792,205
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,906,641
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015	2,200,000	2,254,061
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,141,406
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,963,375
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,157,435

		33,900,533

Insurance-Multi-line — 1.2%
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	1,415,000	1,650,927
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	661,871
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	410,000	442,790
CNA Financial Corp. Senior Notes 7.35% due 11/15/2019	810,000	989,972
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	4,275,000	4,955,024

27

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	$2,255,000	$3,252,181
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/2016	830,000	885,556
MetLife, Inc. Senior Notes 6.75% due 06/01/2016	2,100,000	2,261,555
Nationwide Mutual Insurance Co. Sub. Notes* 9.38% due 08/15/2039	2,870,000	4,777,586
Onex York Acquisition Corp. Company Guar. Notes 8.50% due 10/01/2022*	1,000,000	970,000

		20,847,462

Insurance-Mutual — 0.9%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	2,600,000	2,784,161
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	3,120,000	3,407,708
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	180,000	200,461
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	649,141
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	3,350,000	5,695,291
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	621,660
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,361,593
Union Central Life Insurance Co. Sub. Notes 8.20% due 11/01/2026*(1)	1,250,000	1,751,290

		16,471,305

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/2015	2,050,000	2,077,521

Internet Security — 0.1%
VeriSign, Inc. Company Guar. Notes 4.63% due 05/01/2023	975,000	968,906

Investment Companies — 0.0%
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024*	450,000	465,750

Investment Management/Advisor Services — 0.8%
BlackRock, Inc. Senior Notes 6.25% due 09/15/2017	4,200,000	4,736,571

Security Description	Principal Amount	Value (Note 2)

Investment Management/Advisor Services (continued)
Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	$1,100,000	$1,164,737
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	288,000	324,131
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,476,434
FMR LLC Notes 7.49% due 06/15/2019*	400,000	486,987
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	3,163,589
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	1,005,292
Janus Capital Group, Inc. Senior Notes 6.70% due 06/15/2017	1,450,000	1,607,827
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	275,000	287,031
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	725,000	769,406

		15,022,005

Machine Tools & Related Products — 0.1%
Mcron Finance Sub LLC/Mcron Finance Corp. Senior Sec. Notes 8.38% due 05/15/2019*	745,000	799,013
Milacron LLC/Mcron Finance Corp. Company Guar. Notes 7.75% due 02/15/2021*	350,000	357,875

		1,156,888

Machinery-Farming — 0.3%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	4,750,000	5,479,339

Machinery-General Industrial — 0.2%
Gardner Denver, Inc. Senior Notes 6.88% due 08/15/2021*	1,750,000	1,671,250
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	340,023
Waterjet Holdings, Inc. Senior Sec. Notes 7.63% due 02/01/2020*	300,000	308,250
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022*	1,000,000	1,072,500

		3,392,023

Machinery-Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 8.75% due 12/15/2019*	975,000	1,016,438

28

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	$750,000	$789,195

Medical Products — 0.7%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,731,034
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	860,000	974,836
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	1,175,000	1,252,844
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020	1,825,000	1,929,390
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 7.75% due 04/15/2018	1,650,000	1,608,750
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 9.88% due 04/15/2018	275,000	275,000
Stryker Corp. Senior Notes 1.30% due 04/01/2018	2,000,000	1,996,746
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024*	900,000	909,000
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	600,000	525,000
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/2039	600,000	759,759

		11,962,359

Medical-Biomedical/Gene — 0.3%
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,616,679
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/2021	2,620,000	2,979,556

		5,596,235

Medical-Drugs — 0.3%
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,700,000	2,767,926
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	766,215
Endo Finance LLC Company Guar. Notes 6.00% due 02/01/2025*	1,000,000	1,021,875

		4,556,016

Medical-HMO — 0.2%
MPH Acquisition Holdings LLC Company Guar. Notes 6.63% due 04/01/2022*	2,300,000	2,386,250
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	981,614

		3,367,864

Security Description	Principal Amount	Value (Note 2)

Medical-Hospitals — 1.4%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	$775,000	$805,031
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	1,925,000	2,044,591
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	825,000	895,125
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/2021	1,675,000	1,790,156
HCA, Inc. Senior Notes 4.75% due 05/01/2023	900,000	942,750
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	2,700,000	2,889,000
HCA, Inc. Senior Sec. Notes 5.25% due 04/15/2025	1,525,000	1,662,250
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	575,000	641,125
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	800,000	900,000
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	2,550,000	2,988,345
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,875,000	1,964,062
LifePoint Hospitals, Inc. Company Guar. Notes 5.50% due 12/01/2021	1,550,000	1,629,438
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	1,125,000	1,123,594
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	1,325,000	1,338,250
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	1,900,000	2,142,250
United Surgical Partners International, Inc. Company Guar. Notes 9.00% due 04/01/2020	1,325,000	1,417,750

		25,173,717

Medical-Outpatient/Home Medical — 0.1%
Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022*	1,275,000	1,318,031

Metal Processors & Fabrication — 0.1%
Dynacast International LLC/Dynacast Finance, Inc. Sec. Notes 9.25% due 07/15/2019	300,000	321,375

29

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Metal Processors & Fabrication (continued)
Wise Metals Group LLC/Wise Alloys Finance Corp. Senior Sec. Notes 8.75% due 12/15/2018*	$600,000	$638,250
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp. Senior Notes 9.75% due 06/15/2019*(4)	675,000	715,500

		1,675,125

Metal-Aluminum — 0.4%
Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	2,441,116
Alcoa, Inc. Senior Notes 5.55% due 02/01/2017	1,470,000	1,571,987
Alcoa, Inc. Senior Notes 5.87% due 02/23/2022	3,500,000	3,926,181

		7,939,284

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	1,755,000	1,687,889
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	999,540

		2,687,429

Multimedia — 1.9%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	2,000,000	2,056,366
21st Century Fox America, Inc. Company Guar. Notes 4.00% due 10/01/2023	2,000,000	2,186,632
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	1,000,000	1,280,825
21st Century Fox America, Inc. Company Guar. Bonds 7.63% due 11/30/2028	1,000,000	1,376,837
21st Century Fox America, Inc. Company Guar. Bonds 8.00% due 10/17/2016	650,000	725,409
Media General Financing Sub, Inc. Senior Notes 5.88% due 11/15/2022*	325,000	326,625
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,782,907
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	1,100,000	1,272,006
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,739,340
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	1,125,000	1,593,380
Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/2040	1,500,000	1,950,017

Security Description	Principal Amount	Value (Note 2)

Multimedia (continued)
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	$2,570,000	$3,398,470
Viacom, Inc. Senior Notes 2.20% due 04/01/2019	4,675,000	4,702,503
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	2,725,000	2,891,844
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	2,000,000	2,136,482
Walt Disney Co. Senior Notes 3.75% due 06/01/2021	1,690,000	1,874,793

		33,294,436

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	1,000,000	1,145,835

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	1,575,000	1,586,813
CDW LLC/CDW Finance Corp. Company Guar. Notes 6.00% due 08/15/2022	600,000	630,000
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019	773,000	812,810
Xerox Corp. Senior Notes 2.95% due 03/15/2017	670,000	692,188
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	899,452

		4,621,263

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,041,096
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	666,641
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	1,605,000	1,468,400
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,025,000	986,562
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 7.50% due 07/01/2021	75,000	78,938

		5,241,637

30

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 2.1%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	$4,100,000	$4,160,049
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022*	575,000	550,562
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021	725,000	706,875
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020	1,225,000	1,218,875
Approach Resources, Inc. Company Guar. Notes 7.00% due 06/15/2021	1,350,000	1,086,750
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	700,000	693,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp. Company Guar. Notes 7.88% due 04/15/2022	1,300,000	832,000
California Resources Corp. Company Guar. Notes 5.50% due 09/15/2021*	275,000	231,000
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024*	1,550,000	1,261,312
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	975,000	950,625
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020*	425,000	414,375
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	800,000	464,000
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/2020	900,000	531,000
Chesapeake Energy Corp. Company Guar. Notes 5.38% due 06/15/2021	525,000	528,937
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	800,000	828,000
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/2020	900,000	974,250
Energy XXI Gulf Coast, Inc. Company Guar. Notes 6.88% due 03/15/2024*	300,000	132,000
Energy XXI Gulf Coast, Inc. Company Guar. Notes 7.50% due 12/15/2021	900,000	409,500
Energy XXI Gulf Coast, Inc. Company Guar. Notes 9.25% due 12/15/2017	525,000	290,063

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Exploration & Production (continued)
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	$250,000	$237,188
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	900,000	906,750
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020*	1,175,000	1,166,187
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	2,171,890
Hess Corp. Senior Notes 8.13% due 02/15/2019	3,000,000	3,580,653
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	475,000	420,375
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	200,000	191,500
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	200,000	156,000
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021*	1,400,000	1,092,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019	850,000	648,125
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	400,000	311,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 09/15/2021	175,000	128,625
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	575,000	434,125
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020	275,000	217,250
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	1,050,000	1,036,875
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	1,825,000	1,578,625
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	850,000	775,625
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	500,000	460,313

31

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	$125,000	$114,375
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	875,000	861,875
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022	1,050,000	1,013,250
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022*	650,000	645,937
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	1,100,000	764,500
SandRidge Energy, Inc. Company Guar. Notes 8.13% due 10/15/2022	400,000	272,000
SM Energy Co. Senior Notes 5.00% due 01/15/2024	325,000	291,688
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	1,125,000	720,000

		36,459,904

Oil Companies-Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,557,126
Phillips 66 Company Guar. Notes 1.95% due 03/05/2015	1,460,000	1,462,037
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	2,490,000	2,722,302
XTO Energy, Inc. Company Guar. Notes 6.38% due 06/15/2038	440,000	665,219
XTO Energy, Inc. Company Guar. Notes 6.75% due 08/01/2037	605,000	948,100

		7,354,784

Oil Field Machinery & Equipment — 0.0%
Light Tower Rentals, Inc. Senior Sec. Notes 8.13% due 08/01/2019*	250,000	171,875

Oil Refining & Marketing — 0.6%
CVR Refining LLC/Coffeyville Finance, Inc. Sec. Notes 6.50% due 11/01/2022	775,000	736,250
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,858,834
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	878,184
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	1,450,000	1,439,125

Security Description	Principal Amount	Value (Note 2)

Oil Refining & Marketing (continued)
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	$1,540,000	$1,977,234
Valero Energy Corp. Company Guar. Notes 9.38% due 03/15/2019	3,568,000	4,477,947

		11,367,574

Oil-Field Services — 0.2%
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 02/15/2019	325,000	227,500
Basic Energy Services, Inc. Company Guar. Notes 7.75% due 10/15/2022	250,000	170,000
FTS International, Inc. Company Guar. Notes 6.25% due 05/01/2022*	1,300,000	975,000
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 5.50% due 05/15/2022*	1,475,000	1,530,312

		2,902,812

Paper & Related Products — 0.5%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	700,000	682,500
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,155,750
International Paper Co. Senior Notes 7.30% due 11/15/2039	1,000,000	1,391,904
International Paper Co. Senior Notes 7.50% due 08/15/2021	2,020,000	2,561,423
Plum Creek Timberlands LP Company Guar. Notes 3.25% due 03/15/2023	1,370,000	1,393,075
Plum Creek Timberlands LP Company Guar. Notes 4.70% due 03/15/2021	1,200,000	1,339,770
Pope & Talbot, Inc. Debentures 8.38% due 06/01/2013†(1)(3)(5)(6)	250,000	25
Westvaco Corp. Company Guar. Notes 7.65% due 03/15/2027	600,000	670,627

		9,195,074

Pharmacy Services — 0.0%
Omnicare, Inc. Company Guar. Notes 4.75% due 12/01/2022	225,000	232,875
Omnicare, Inc. Senior Notes 5.00% due 12/01/2024	175,000	182,000

		414,875

Physicians Practice Management — 0.1%
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	1,850,000	1,877,750

32

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 2.7%
Access Midstream Partners LP/ACMP Finance Corp Company Guar. Notes 4.88% due 03/15/2024	$375,000	$383,438
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	800,000	820,000
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	525,000	559,388
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 4.75% due 11/15/2021	550,000	551,375
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	375,000	378,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.00% due 12/15/2020	375,000	365,625
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.13% due 03/01/2022	450,000	437,625
Energy Transfer Equity LP Senior Sec. Notes 5.88% due 01/15/2024	3,300,000	3,424,410
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	4,250,000	4,605,151
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 06/01/2015	900,000	907,657
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	2,800,000	2,919,067
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.50% due 03/01/2020	500,000	485,000
Kinder Morgan Energy Partners LP Senior Notes 3.95% due 09/01/2022	4,600,000	4,697,101
Kinder Morgan Energy Partners LP Senior Notes 5.80% due 03/15/2035	2,540,000	2,766,715
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/2041	570,000	662,235
Kinder Morgan Energy Partners LP Senior Notes 6.55% due 09/15/2040	2,960,000	3,514,556
Kinder Morgan, Inc. Senior Notes 5.63% due 11/15/2023*	1,675,000	1,840,899
Kinder Morgan, Inc. Company Guar. Notes 6.50% due 09/15/2020	425,000	489,889

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	$375,000	$371,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	300,000	301,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	675,000	708,750
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	250,000	252,500
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	100,000	104,500
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	275,000	301,125
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,325,000	1,272,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	2,850,000	2,853,563
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	100,000	100,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	250,000	259,063
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	2,370,000	2,483,236
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2018*	450,000	458,910
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 5.50% due 10/15/2019*	75,000	76,031
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	646,000	658,920
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	675,000	685,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 6.25% due 10/15/2022*	200,000	203,000
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,463,057

33

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Williams Partners LP Senior Notes 4.90% due 01/15/2045	$2,460,000	$2,364,537
Williams Partners LP Senior Notes 5.25% due 03/15/2020	2,720,000	2,974,127

		47,700,075

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc. Senior Notes 5.95% due 06/01/2018	2,160,000	2,454,345

Printing-Commercial — 0.1%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	1,350,000	1,365,187
Mustang Merger Corp. Senior Notes 8.50% due 08/15/2021*	1,350,000	1,316,250

		2,681,437

Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 4.88% due 09/15/2021*	150,000	150,000
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	325,000	336,375
Gannett Co., Inc. Company Guar. Notes 5.50% due 09/15/2024*	175,000	176,750
Gannett Co., Inc. Company Guar. Notes 6.38% due 10/15/2023	1,425,000	1,517,625

		2,180,750

Publishing-Periodicals — 0.3%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	1,625,000	1,673,750
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 10/01/2020	1,300,000	1,303,250
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	1,300,000	1,303,250
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	1,125,000	1,085,625

		5,365,875

Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	875,000	853,125

Racetracks — 0.2%
Churchill Downs, Inc. Company Guar. Notes 5.38% due 12/15/2021	975,000	960,375

Security Description	Principal Amount	Value (Note 2)

Racetracks (continued)
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	$850,000	$875,500
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	725,000	754,000
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	1,700,000	1,657,500

		4,247,375

Radio — 0.5%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	1,300,000	1,326,000
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	950,000	1,041,437
Radio One, Inc. Senior Sub. Notes 9.25% due 02/15/2020*	1,100,000	1,010,625
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 05/15/2023*	1,100,000	1,031,250
Sirius XM Radio, Inc. Senior Sec. Notes 5.25% due 08/15/2022*	375,000	394,219
Sirius XM Radio, Inc. Senior Notes 5.88% due 10/01/2020*	1,250,000	1,281,250
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	1,200,000	1,233,000
Townsquare Radio LLC/Townsquare Radio, Inc. Company Guar. Notes 9.00% due 04/01/2019*	1,300,000	1,389,375

		8,707,156

Real Estate Investment Trusts — 3.0%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.90% due 06/15/2023	2,100,000	2,178,509
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	1,100,000	1,204,183
American Tower Corp. Senior Notes 3.45% due 09/15/2021	3,100,000	3,171,176
American Tower Corp. Senior Notes 4.50% due 01/15/2018	900,000	963,605
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,630,006
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,491,195
Boston Properties LP Senior Notes 5.88% due 10/15/2019	3,000,000	3,522,828
Equity One, Inc. Company Guar. Notes 3.75% due 11/15/2022	2,200,000	2,273,009

34

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	$910,000	$1,001,593
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	200,000	215,849
Health Care REIT, Inc. Senior Notes 6.13% due 04/15/2020	1,750,000	2,053,914
Healthcare Trust of America Holdings LP Company Guar. Notes 3.70% due 04/15/2023	2,300,000	2,346,149
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	850,000	908,438
Liberty Property LP Senior Notes 6.63% due 10/01/2017	1,300,000	1,460,256
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,340,874
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	3,150,000	3,294,279
Prologis LP Company Guar. Notes 4.25% due 08/15/2023	5,200,000	5,669,789
ProLogis LP Company Guar. Notes 6.88% due 03/15/2020	339,000	404,828
Simon Property Group LP Senior Notes 6.13% due 05/30/2018	1,350,000	1,547,899
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,233,188
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	1,760,000	2,074,118
UDR, Inc. Company Guar. Notes 4.63% due 01/10/2022	710,000	785,476
Weyerhaeuser Co. Senior Notes 7.38% due 10/01/2019	2,000,000	2,418,162
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	3,675,000	5,058,222

		52,247,545

Real Estate Management/Services — 0.1%
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	2,007,823

Real Estate Operations & Development — 0.2%
Post Apartment Homes LP Senior Notes 3.38% due 12/01/2022	1,520,000	1,550,133
Regency Centers LP Company Guar. Notes 4.80% due 04/15/2021	1,200,000	1,340,660

Security Description	Principal Amount	Value (Note 2)

Real Estate Operations & Development (continued)
Susa Partnership LP Company Guar. Notes 8.20% due 06/01/2017	$250,000	$285,512

		3,176,305

Rental Auto/Equipment — 0.8%
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	5,000,843
ERAC USA Finance LLC Company Guar. Notes 6.38% due 10/15/2017*	3,005,000	3,383,915
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	425,000	431,375
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	1,350,000	1,380,375
Hertz Corp. Company Guar. Notes 6.75% due 04/15/2019	1,000,000	1,030,000
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Notes 8.25% due 02/01/2021	250,000	270,313
United Rentals North America, Inc. Company Guar. Notes 5.75% due 11/15/2024	450,000	456,750
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	250,000	259,688
United Rentals North America, Inc. Company Guar. Notes 7.38% due 05/15/2020	75,000	80,719
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	75,000	82,485
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/2020	1,175,000	1,253,137

		13,629,600

Research & Development — 0.2%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(4)	2,100,000	2,142,000
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	1,050,000	1,123,500

		3,265,500

Resorts/Theme Parks — 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.25% due 03/15/2021	575,000	583,625
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.38% due 06/01/2024*	425,000	429,250

35

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Resorts/Theme Parks (continued)
HRP Myrtle Beach Operations LLC Escrow Notes 7.38 due 04/01/2012†*(1)(3)	$475,000	$0
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	1,675,000	1,695,937

		2,708,812

Retail-Apparel/Shoe — 0.2%
L Brands, Inc. Company Guar. Notes 5.63% due 10/15/2023	325,000	352,625
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	900,000	976,500
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/2020	500,000	568,750
PVH Corp. Senior Notes 4.50% due 12/15/2022	1,125,000	1,125,000

		3,022,875

Retail-Arts & Crafts — 0.1%
Michaels FinCo., Holdings LLC/Michaels FinCo., Inc. Senior Notes 7.50% due 08/01/2018*(4)	373,000	381,393
Michaels Stores, Inc. Company Guar. Notes 5.88% due 12/15/2020*	2,000,000	2,025,000

		2,406,393

Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 01/15/2022	840,000	916,042
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	2,750,000	2,985,172
AutoZone, Inc. Senior Notes 1.30% due 01/13/2017	1,420,000	1,426,528
O’Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	800,000	849,864
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	1,040,000	1,169,221

		7,346,827

Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	2,790,000	3,105,527
Serta Simmons Holdings LLC Senior Notes 8.13% due 10/01/2020*	2,750,000	2,935,625

		6,041,152

Security Description	Principal Amount	Value (Note 2)

Retail-Building Products — 0.2%
Hillman Group, Inc. Senior Notes 6.38% due 07/15/2022*	$1,475,000	$1,430,750
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	1,510,000	2,065,079

		3,495,829

Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 2.25% due 12/05/2018	3,100,000	3,177,348
CVS Caremark Corp. Senior Notes 4.00% due 12/05/2023	1,240,000	1,367,844
CVS Pass-Through Trust Pass Through Certs. 5.30% due 01/11/2027*	499,111	549,681

		5,094,873

Retail-Fabric Store — 0.1%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(4)	975,000	804,375
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	1,775,000	1,641,875

		2,446,250

Retail-Leisure Products — 0.2%
Party City Holdings, Inc. Company Guar. Notes 8.88% due 08/01/2020	925,000	999,000
PC Nextco Holdings LLC/PC Nextco Finance, Inc. Senior Notes 8.75% due 08/15/2019	2,275,000	2,309,125

		3,308,125

Retail-Major Department Stores — 0.1%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	725,000	750,375
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(4)	975,000	1,018,875

		1,769,250

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.50% due 11/01/2023	125,000	131,250
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 5.75% due 06/01/2022	300,000	321,000
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	675,000	716,344

		1,168,594

36

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Pet Food & Supplies — 0.2%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	$1,250,000	$1,303,125
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(4)	1,675,000	1,700,125

		3,003,250

Retail-Propane Distribution — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,075,000	1,053,500
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	950,000	926,250
Suburban Propane Partners LP/Suburban Energy Finance Corp Senior Notes 5.50% due 06/01/2024	1,050,000	1,034,250
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 7.38% due 08/01/2021	1,016,000	1,074,420

		4,088,420

Retail-Restaurants — 0.1%
NPC International, Inc./NPC Operating Co. Company Guar. Notes 10.50% due 01/15/2020	1,275,000	1,321,219

Retail-Sporting Goods — 0.2%
Academy, Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/2019*	1,225,000	1,292,375
New Academy Finance Co. LLC/New Academy Finance Corp. Senior Notes 8.00% due 06/15/2018*(4)	1,925,000	1,881,687

		3,174,062

Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	2,000,000	1,875,000

Schools — 0.2%
Boston University Senior Notes 7.63% due 07/15/2097	2,000,000	2,720,962
University of Southern California Senior Bonds 5.25% due 10/01/2111	850,000	1,241,601

		3,962,563

Semiconductor Equipment — 0.2%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	1,675,000	1,691,750
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	1,425,000	1,300,312

		2,992,062

Security Description	Principal Amount	Value (Note 2)

Special Purpose Entities — 0.5%
Army Hawaii Family Housing Trust Company Guar. Bonds 5.52% due 06/15/2050*	$790,000	$937,833
Camp Pendleton & Quantico Housing LLC Sec. Bonds 5.57% due 10/01/2050*	1,600,000	1,857,648
General Electric Capital Corp./LJ VP Holdings LLC Senior Notes 3.80% due 06/18/2019*	1,340,000	1,438,649
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	4,930,000	5,245,969

		9,480,099

Steel Pipe & Tube — 0.3%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	2,600,000	2,764,442
Valmont Industries, Inc. Company Guar. Notes 6.63% due 04/20/2020	1,474,000	1,763,716

		4,528,158

Steel-Producers — 1.2%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	2,300,000	2,387,853
Carpenter Technology Corp. Senior Notes 5.20% due 07/15/2021	2,600,000	2,861,677
Reliance Steel & Aluminum Co. Company Guar. Notes 4.50% due 04/15/2023	5,725,000	5,740,274
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	325,000	332,313
Steel Dynamics, Inc. Company Guar. Notes 5.25% due 04/15/2023	125,000	127,500
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024*	575,000	586,500
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	4,083,000	4,513,226
Worthington Industries, Inc. Senior Notes 6.50% due 04/15/2020	4,550,000	5,270,169

		21,819,512

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/2019	1,620,000	1,910,239
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. Senior Notes 6.38% due 05/01/2022*	2,325,000	2,208,750

		4,118,989

37

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.0%
Level 3 Communications, Inc. Senior Notes 5.75% due 12/01/2022*	$500,000	$503,750
Level 3 Communications, Inc. Senior Notes 8.88% due 06/01/2019	350,000	370,125

		873,875

Telecommunication Equipment — 0.5%
CommScope Holding Co., Inc. Senior Notes 6.63% due 06/01/2020*(4)	1,675,000	1,687,562
CommScope, Inc. Company Guar. Notes 5.50% due 06/15/2024*	950,000	917,938
Harris Corp. Senior Notes 5.95% due 12/01/2017	5,000,000	5,597,465
Juniper Networks, Inc. Senior Notes 5.95% due 03/15/2041	500,000	541,132

		8,744,097

Telephone-Integrated — 2.4%
CenturyLink, Inc. Senior Notes 6.45% due 06/15/2021	4,000,000	4,330,000
CenturyLink, Inc. Senior Notes 7.65% due 03/15/2042	3,000,000	3,030,000
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031	900,000	972,000
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021	100,000	103,750
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	125,000	133,125
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	950,000	1,008,188
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	700,000	763,350
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,300,000	1,196,000
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/2019	1,200,000	1,219,500
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	14,950,000	17,141,834
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	8,550,000	11,549,682

		41,447,429

Security Description	Principal Amount	Value (Note 2)

Television — 0.4%
AMC Networks, Inc. Company Guar. Notes 4.75% due 12/15/2022	$525,000	$522,375
AMC Networks, Inc. Company Guar. Notes 7.75% due 07/15/2021	850,000	918,000
CBS Corp Company Guar. Notes 4.90% due 08/15/2044	2,550,000	2,806,550
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	1,625,000	1,669,687
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	1,475,000	1,456,563

		7,373,175

Textile-Home Furnishings — 0.1%
Springs Industries, Inc. Senior Notes 6.25% due 06/01/2021	1,000,000	960,000

Theaters — 0.1%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022	450,000	447,750
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	150,000	159,000
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	625,000	599,219

		1,205,969

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	1,635,000	1,773,779
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	226,000	294,652
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/2020	1,000,000	1,201,031
Lorillard Tobacco Co. Company Guar. Notes 7.00% due 08/04/2041	810,000	1,076,284

		4,345,746

Tools-Hand Held — 0.0%
Apex Tool Group LLC Company Guar. Notes 7.00% due 02/01/2021*	500,000	435,000

Toys — 0.3%
Hasbro, Inc. Senior Notes 3.15% due 05/15/2021	3,100,000	3,199,091
Hasbro, Inc. Senior Notes 6.35% due 03/15/2040	1,240,000	1,604,011

		4,803,102

38

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transactional Software — 0.0%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020*	$225,000	$235,125

Transport-Equipment & Leasing — 0.1%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	1,325,000	1,132,875

Transport-Rail — 0.3%
Burlington Northern and Santa Fe Railway Co. Pass Through Certs. Series 1992-2 7.57% due 01/02/2021	181,872	205,418
Burlington Northern Santa Fe LLC Senior Notes 3.45% due 09/15/2021	1,000,000	1,068,252
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,894,173
Union Pacific Corp. Senior Notes 3.75% due 03/15/2024	1,200,000	1,332,758
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	540,000	552,093

		6,052,694

Transport-Services — 0.4%
Ryder System, Inc. Senior Notes 2.45% due 11/15/2018	1,570,000	1,609,109
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018	1,325,000	1,363,255
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	2,000,000	2,037,850
Ryder System, Inc. Senior Notes 3.15% due 03/02/2015	1,055,000	1,057,036
Ryder System, Inc. Senior Notes 3.50% due 06/01/2017	800,000	835,289

		6,902,539

Trucking/Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	2,400,000	2,416,872
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	4,020,000	4,202,617

		6,619,489

Wire & Cable Products — 0.3%
Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	600,000	614,250
Anixter, Inc. Company Guar. Notes 5.63% due 05/01/2019	1,075,000	1,140,360

Security Description	Principal Amount	Value (Note 2)

Wire & Cable Products (continued)
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	$775,000	$747,875
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	1,675,000	1,666,625
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	650,000	526,500

		4,695,610

X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	600,000	626,250

Total U.S. Corporate Bonds & Notes (cost $1,317,254,581)		1,398,006,273

FOREIGN CORPORATE BONDS & NOTES — 15.2%
Advertising Services — 0.4%
WPP Finance Company Guar. Notes 3.75% due 09/19/2024	3,300,000	3,478,778
WPP Finance 2010 Company Guar. Notes 5.13% due 09/07/2042	2,460,000	2,796,530
WPP Finance 2010 Company Guar. Notes 5.63% due 11/15/2043	1,000,000	1,233,632

		7,508,940

Aerospace/Defense — 0.2%
Embraer Overseas, Ltd. Company Guar. Notes 5.70% due 09/16/2023*	3,804,000	4,089,300

Aerospace/Defense-Equipment — 0.1%
Silver II Borrower/Silver II US Holdings LLC Company Guar. Notes 7.75% due 12/15/2020*	1,725,000	1,565,438

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd. Company Guar. Notes 4.00% due 12/07/2015*	1,270,000	1,297,121

Auto-Cars/Light Trucks — 0.5%
RCI Banque SA Senior Notes 3.50% due 04/03/2018*	3,825,000	3,997,871
RCI Banque SA Senior Notes 4.60% due 04/12/2016*	1,900,000	1,974,847
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	3,150,000	3,231,232

		9,203,950

Auto/Truck Parts & Equipment-Original — 0.4%
International Automotive Components Group SL Sec. Notes 9.13% due 06/01/2018*	1,375,000	1,419,687

39

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Auto/Truck Parts & Equipment-Original (continued)
Schaeffler Finance BV Senior Notes 4.25% due 05/15/2021*	$725,000	$717,750
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	375,000	377,813
Schaeffler Holding Finance BV Senior Sec. Notes 6.75% due 11/15/2022*	1,525,000	1,631,750
Schaeffler Holding Finance BV Senior Sec. Notes 6.88% due 08/15/2018*(4)	900,000	940,500
Stackpole International Senior Sec. Notes 7.75% due 10/15/2021*	1,325,000	1,295,187

		6,382,687

Banks-Commercial — 0.3%
Bank of Montreal Senior Notes 1.45% due 04/09/2018	1,900,000	1,900,127
Santander US Debt SA Unipersonal Company Guar. Notes 3.78% due 10/07/2015*	3,500,000	3,568,817

		5,468,944

Beverages-Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	2,850,000	2,902,634

Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA Senior Notes 4.25% due 07/15/2022*	2,950,000	3,213,019
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	950,000	1,110,427

		4,323,446

Broadcast Services/Program — 0.6%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	885,334
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,916,977

		9,802,311

Building Products-Doors & Windows — 0.1%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/2021*	1,400,000	1,487,500

Cable/Satellite TV — 0.6%
Altice SA Senior Bonds 7.63% due 02/15/2025*	450,000	450,000
British Sky Broadcasting Group PLC Company Guar. Notes 3.75% due 09/16/2024*	4,875,000	5,099,625
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	1,500,000	1,534,350

Security Description	Principal Amount	Value (Note 2)

Cable/Satellite TV (continued)
Numericable Group SA Senior Sec. Notes 6.25% due 05/15/2024*	$800,000	$828,000
Unitymedia Hessen GmbH & Co. KG Senior Notes 5.00% due 01/15/2025*	725,000	739,500
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	1,025,000	1,063,438
Unitymedia KabelBW GmbH Company Guar. Notes 6.13% due 01/15/2025*	1,125,000	1,184,062
Ziggo Bond Finance BV Senior Notes 5.88% due 01/15/2025*	450,000	459,000

		11,357,975

Cellular Telecom — 0.2%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	1,200,000	1,211,400
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	2,850,000	2,773,050

		3,984,450

Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 06/01/2023	525,000	560,108
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025*	625,000	661,204

		1,221,312

Containers-Metal/Glass — 0.2%
Ardagh Packaging Finance PLC Company Guar. Notes 6.00% due 06/30/2021*	575,000	540,500
Ardagh Packaging Finance PLC Company Guar. Notes 9.13% due 10/15/2020*	1,925,000	2,040,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.25% due 01/31/2019*	200,000	195,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.75% due 01/31/2021*	650,000	637,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	110,294	108,502

		3,521,502

Containers-Paper/Plastic — 0.0%
Beverage Packaging Holdings Luxembourg II SA Company Guar. Notes 6.00% due 06/15/2017*	375,000	368,201

40

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cruise Lines — 0.3%
Carnival Corp. Company Guar. Notes 3.95% due 10/15/2020	$3,395,000	$3,645,201
NCL Corp, Ltd. Senior Notes 5.25% due 11/15/2019*	675,000	683,438
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	675,000	720,562

		5,049,201

Distribution/Wholesale — 0.1%
Rexel SA Senior Notes 5.25% due 06/15/2020*	825,000	838,406
Rexel SA Senior Notes 6.13% due 12/15/2019*	1,350,000	1,410,750

		2,249,156

Diversified Banking Institutions — 0.4%
Deutsche Bank AG Senior Notes 3.25% due 01/11/2016	2,480,000	2,534,701
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	3,410,000	3,726,888
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	1,000,000	1,153,855

		7,415,444

Diversified Financial Services — 0.2%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*	380,000	397,390
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	2,380,000	2,411,685

		2,809,075

Diversified Manufacturing Operations — 0.2%
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/2021	3,540,000	4,032,265

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 2.63% due 04/03/2017*	2,000,000	2,020,476
Anglo American Capital PLC Company Guar. Notes 4.45% due 09/27/2020*	600,000	626,254

		2,646,730

Diversified Operations — 0.4%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	1,725,000	1,798,312
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	1,550,000	1,606,560

Security Description	Principal Amount	Value (Note 2)

Diversified Operations (continued)
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	$2,000,000	$2,425,104
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*	800,000	822,000

		6,651,976

E-Commerce/Products — 0.3%
Alibaba Group Holding, Ltd. Company Guar. Notes 2.50% due 11/28/2019*	3,760,000	3,771,442
Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024*	1,620,000	1,646,984

		5,418,426

Electric-Integrated — 0.1%
Enersis SA Senior Notes 7.40% due 12/01/2016	600,000	659,122
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,269,887

		1,929,009

Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023	350,000	364,000

Enterprise Software/Service — 0.1%
Open Text Corp. Company Guar. Notes 5.63% due 01/15/2023*	1,025,000	1,053,188

Finance-Investment Banker/Broker — 0.2%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	4,006,541

Food-Baking — 0.2%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,321,229
Grupo Bimbo SAB de CV Senior Notes 4.88% due 06/27/2044*	1,736,000	1,805,440

		3,126,669

Food-Misc./Diversified — 0.4%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	6,229,747

Gold Mining — 0.8%
AngloGold Ashanti Holdings PLC Company Guar. Notes 8.50% due 07/30/2020	3,000,000	3,229,140
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	588,735
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	673,435

41

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Gold Mining (continued)
Gold Fields Orogen Holdings BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*	$1,660,000	$1,469,100
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	5,500,000	5,557,744
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	2,300,000	2,171,442

		13,689,596

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/2030	4,000,000	5,450,000

Medical-Drugs — 0.3%
Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*	1,325,000	1,344,875
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	400,000	410,000
VPII Escrow Corp. Company Guar. Notes 7.50% due 07/15/2021*	2,675,000	2,929,125

		4,684,000

Metal-Diversified — 0.2%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	1,750,000	1,805,127
Rio Tinto Finance USA PLC Company Guar. Notes 2.25% due 12/14/2018	1,600,000	1,623,867

		3,428,994

Multimedia — 0.3%
Pearson Funding Five PLC Company Guar. Notes 3.25% due 05/08/2023*	3,200,000	3,211,539
Pearson Funding Two PLC Company Guar. Notes 4.00% due 05/17/2016*	1,800,000	1,865,995

		5,077,534

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Bonds 5.63% due 09/21/2035*	1,600,000	1,817,936

Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Bonds 4.90% due 08/01/2020	840,000	764,936

Oil Companies-Exploration & Production — 0.5%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	875,000	867,951
Canadian Natural Resources, Ltd. Senior Bonds 5.85% due 02/01/2035	4,960,000	5,432,341

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Exploration & Production (continued)
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	$1,550,000	$2,022,206
Kodiak Oil & Gas Corp. Company Guar. Notes 5.50% due 01/15/2021	575,000	580,750
Kodiak Oil & Gas Corp. Company Guar. Notes 5.50% due 02/01/2022	550,000	555,500
Lone Pine Resources Canada, Ltd. Escrow Notes 10.38% due 02/15/2017†(1)(3)	75,000	2

		9,458,750

Oil Companies-Integrated — 2.0%
BP Capital Markets PLC Company Guar. Notes 1.38% due 05/10/2018	3,600,000	3,567,748
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/2015	1,000,000	1,016,194
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	3,850,000	4,323,754
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,853,600
Husky Energy, Inc. Senior Notes 7.25% due 12/15/2019	3,000,000	3,530,319
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/2017*	1,000,000	962,930
Petro-Canada Senior Notes 5.35% due 07/15/2033	2,650,000	2,963,747
Petrobras Global Finance BV Company Guar. Notes 4.38% due 05/20/2023	2,820,000	2,321,988
Petrobras International Finance Co. Company Guar. Notes 2.88% due 02/06/2015	1,320,000	1,318,033
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	2,000,000	1,660,840
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	575,000	597,942
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	7,070,000	7,639,135
Petroleos Mexicanos Company Guar. Notes 6.00% due 03/05/2020	1,600,000	1,797,600

		34,553,830

Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd. Senior Notes 8.25% due 01/15/2027*(1)	500,000	663,524

42

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil-Field Services — 0.2%
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042	$150,000	$110,514
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/2018	600,000	591,322
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038	3,100,000	2,555,900

		3,257,736

Pharmacy Services — 0.0%
Catamaran Corp. Company Guar. Notes 4.75% due 03/15/2021	225,000	228,038

Pipelines — 0.2%
Enbridge, Inc. Senior Notes 5.60% due 04/01/2017	2,870,000	3,087,101

Retail-Restaurants — 0.1%
New Red Finance, Inc. Notes 6.00% due 04/01/2022*	2,375,000	2,434,375

Satellite Telecom — 0.4%
Inmarsat Finance PLC Company Guar. Notes 4.88% due 05/15/2022*	475,000	474,406
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	1,150,000	1,135,625
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	2,425,000	2,485,625
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	1,125,000	1,192,500
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	550,000	545,188
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	625,000	631,250

		6,464,594

Security Services — 0.1%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	1,975,000	1,925,625

Seismic Data Collection — 0.1%
CGG SA Company Guar. Notes 6.88% due 01/15/2022	1,225,000	955,500

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 3.75% due 06/01/2018*	400,000	400,000

Security Description	Principal Amount	Value (Note 2)

Semiconductor Components-Integrated Circuits (continued)
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 02/15/2021*	$775,000	$815,688
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 03/15/2023*	200,000	212,000

		1,427,688

Semiconductor Equipment — 0.1%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	900,000	951,750

Steel-Producers — 0.7%
ArcelorMittal Senior Notes 5.00% due 02/25/2017	1,650,000	1,715,175
ArcelorMittal Senior Notes 5.75% due 08/05/2020	3,000,000	3,097,500
ArcelorMittal Senior Notes 6.13% due 06/01/2018	1,425,000	1,514,062
ArcelorMittal Senior Notes 7.25% due 03/01/2041	1,000,000	1,026,250
Gerdau Trade, Inc. Company Guar. Notes 5.75% due 01/30/2021*	3,570,000	3,646,755
Hyundai Steel Co. Senior Notes 4.63% due 04/21/2016*	2,130,000	2,201,922

		13,201,664

SupraNational Banks — 0.3%
Corporacion Andina de Fomento Senior Notes 3.75% due 01/15/2016	710,000	727,904
Corporacion Andina de Fomento Senior Notes 4.38% due 06/15/2022	825,000	913,529
Corporacion Andina de Fomento Senior Notes 8.13% due 06/04/2019	1,000,000	1,240,207
Inter-American Development Bank Notes 6.75% due 07/15/2027	1,200,000	1,776,637

		4,658,277

Telecom Services — 0.1%
Altice Financing SA Senior Notes 6.63% due 02/15/2023*	425,000	425,000
Altice SA Senior Sec. Notes 7.75% due 05/15/2022*	1,425,000	1,474,875
Digicel, Ltd. Senior Notes 6.00% due 04/15/2021*	725,000	679,688

		2,579,563

43

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 0.6%
Lynx II Corp. Company Guar. Notes 6.38% due 04/15/2023*	$1,275,000	$1,357,875
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	2,200,000	2,294,411
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,683,995
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	2,500,000	2,892,382
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	2,193,148
Virgin Media Finance PLC Company Guar. Notes 6.00% due 10/15/2024*	350,000	368,375

		10,790,186

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Senior Bonds 7.13% due 10/15/2031	2,950,000	4,234,392
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	935,000	940,346

		5,174,738

Wireless Equipment — 0.2%
Telefonaktiebolaget LM Ericsson Senior Notes 4.13% due 05/15/2022	4,000,000	4,308,004

Total Foreign Corporate Bonds & Notes (cost $256,506,381)		268,501,077

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS zero coupon due 01/15/2021 (cost $400,683)	640,000	573,761

U.S. GOVERNMENT TREASURIES — 0.4%
United States Treasury Notes — 0.4%
1.50% due 12/31/2018 (cost $6,941,497)	7,000,000	7,127,967

MUNICIPAL BONDS & NOTES — 0.2%
Municipal Bonds & Notes — 0.2%
City of Chicago, IL General Obligation Bonds Series B (cost $3,520,000)	3,520,000	3,500,394

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Republic of Colombia Senior Notes 4.38% due 07/12/2021	855,000	906,300

Security Description	Principal Amount	Value (Note 2)

Sovereign (continued)
State Of Qatar Senior Notes 5.25% due 01/20/2020*	$2,185,000	$2,518,212
United Mexican States Senior Notes 6.63% due 03/03/2015	3,150,000	3,151,575

Total Foreign Government Obligations (cost $6,188,446)		6,576,087

COMMON STOCKS — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co.	17,427	568,469
Motors Liquidation Co. GUC Trust	1,280	20,992

		589,461

Oil Companies-Exploration & Production — 0.0%
Lone Pine Resources Canada, Ltd.†(3)	9,354	4,817
Lone Pine Resources, Inc., Class A†(1)(3)	9,354	468

		5,285

Total Common Stocks (cost $1,670,359)		594,746

PREFERRED SECURITIES — 0.1%
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Series G, 7.00%*	215	215,007

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%(3)	30,000	300

Real Estate Investment Trusts — 0.1%
Prologis, Inc. Series Q, 8.54%	20,000	1,242,000

Total Preferred Securities (cost $2,435,868)		1,457,307

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Electric-Generation — 0.3%
Electricite de France SA VRS 5.63% due 01/22/2024*(7)	5,000,000	5,375,000

Finance-Commercial — 0.1%
Textron Financial Corp. FRS 6.00% due 02/15/2067*	2,400,000	2,160,000

Insurance-Multi-line — 0.1%
MetLife, Inc 10.75% due 08/01/2069.	900,000	1,485,000
USF&G Capital III 8.31% due 07/01/2046*	250,000	405,557

		1,890,557

Special Purpose Entity — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	3,120,275

Total Preferred Securities/Capital Securities (cost $10,967,682)		12,545,832

44

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

WARRANTS† — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Expires 07/10/16 (Strike price $10.00)	5,559	$127,635
General Motors Co. Expires 07/10/19 (Strike price $18.33)	5,559	86,164

Total Warrents (cost $607,984)		213,799

Total Long-Term Investment Securities (cost $1,606,493,481)		1,699,097,243

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Time Deposits — 2.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/02/2015 (cost $43,448,000)	$43,448,000	$43,448,000

TOTAL INVESTMENTS (cost $1,649,941,481)(8)	98.9%	1,742,545,243
Other assets less liabilities	1.1	18,757,942

NET ASSETS	100.0%	$1,761,303,185

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2015, the aggregate value of these securities was $411,501,988 representing 23.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Illiquid security. At January 31, 2015, the aggregate value of these securities was $6,310,908 representing 0.4% of net assets.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2015, the Corporate Bond Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
U.S. Corporate Bonds & Notes
FPL Energy National Wind Portfolio LLC 6.13% due 03/25/2019	6/19/2005	$2,826	$2,826
	5/27/2009	21,000	18,077

		23,826	20,903	$23,826	$95.80	0.00%

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(5)	Company has filed for Chapter 11 bankruptcy protection.
(6)	Security in default of interest and principal at maturity.

45

SunAmerica Series Trust Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

(7)	Perpetual maturity—maturity date reflects the next call date.
(8)	See Note 3 for cost of investments on a tax basis.
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2015	Unrealized Appreciation (Depreciation)
300	Long	U.S. Treasury Long Bonds	March 2015	$44,888,175	$45,384,375	$496,200

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Auto-Cars/Light Trucks	$—	$26,913,866	$0	$26,913,866
Paper & Related Products	—	9,195,049	25	9,195,074
Resorts/Theme Parks	—	2,708,812	0	2,708,812
Other Industries	—	1,359,188,521	—	1,359,188,521
Foreign Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	9,458,748	2	9,458,750
Other Industries	—	259,042,327	—	259,042,327
U.S. Government Agencies	—	573,761	—	573,761
U.S. Government Treasuries	—	7,127,967	—	7,127,967
Municipal Bonds & Notes	—	3,500,394	—	3,500,394
Foreign Government Obligations	—	6,576,087	—	6,576,087
Common Stocks:
Auto-Cars/Light Trucks	589,461	—	—	589,461
Oil Companies-Exploration & Production	—	—	5,285	5,285
Preferred Securities:
Finance-Auto Loans	—	215,007	—	215,007
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investments Trust	1,242,000	—	—	1,242,000
Preferred Securities/Capital Securities	—	12,545,832	—	12,545,832
Warrants	213,799	—	—	213,799
Short-Term Investment Securities	—	43,448,000	—	43,448,000

Total Investments at Value	$2,045,260	$1,740,494,371	$5,612	$1,742,545,243

Other Financial Instruments:+
Open Futures Contracts	$496,200	$—	$—	$496,200

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

46

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Sovereign	45.1%
United States Treasury Notes	19.2
Diversified Financial Services	8.5
Registered Investment Companies	5.2
Federal National Mtg. Assoc.	3.8
Federal Home Loan Mtg. Corp.	3.3
Banks-Commercial	2.7
Sovereign Agency	1.8
Telephone-Integrated	1.1
Real Estate Investment Trusts	0.9
Multimedia	0.6
Cable/Satellite TV	0.6
Oil Companies-Integrated	0.6
Diversified Banking Institutions	0.6
Computers	0.5
Finance-Consumer Loans	0.4
Electric-Integrated	0.4
SupraNational Banks	0.4
Retail-Drug Store	0.4
Insurance-Mutual	0.4
Medical-Drugs	0.3
Tobacco	0.3
United States Treasury Bonds	0.3
Finance-Auto Loans	0.3
Federal Farm Credit Bank	0.3
Winding-Up Agency	0.2
Banks-Special Purpose	0.2
Insurance-Life/Health	0.2
Telecom Services	0.2
Machinery-Construction & Mining	0.2
Machinery-Farming	0.2
Cellular Telecom	0.2
Paper & Related Products	0.2
Medical-Hospitals	0.1
Satellite Telecom	0.1
Chemicals-Specialty	0.1
Engineering/R&D Services	0.1
Finance-Commercial	0.1
Steel-Specialty	0.1
Auto-Cars/Light Trucks	0.1
Beverages-Wine/Spirits	0.1
Pipelines	0.1
Banks-Money Center	0.1
Food-Wholesale/Distribution	0.1
Medical-Generic Drugs	0.1
Oil Companies-Exploration & Production	0.1

100.9%

Country Allocation*

United States	42.0%
Japan	10.9
United Kingdom	9.3
Italy	8.3
France	7.1
Germany	4.8
Spain	4.4
Cayman Islands	4.2
Netherlands	3.0
Canada	2.0
Belgium	1.5
Brazil	0.6
SupraNational	0.5
Australia	0.4
Denmark	0.4
Mexico	0.3
Luxembourg	0.2
Dominican Republic	0.2
Austria	0.2
Ireland	0.1
Hong Kong	0.1
Russia	0.1
Croatia	0.1
Costa Rica	0.1
United Arab Emirates	0.1

100.9%

Credit Quality#†

Aaa	40.6%
Aa	16.7
A	13.5
Baa	16.8
Ba	1.6
B	0.8
Caa	0.2
Ca	0.4
Not Rated@	9.4

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

47

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description			Principal Amount**	Value (Note 2)

ASSET BACKED SECURITIES — 8.5%
Cayman Islands — 4.2%
Aberdeen Loan Funding, Ltd. FRS Series 2008-1A, Class A 0.88% due 11/01/2018*(1)	$		2,376,029	$2,341,339
Acis CLO, Ltd. FRS Series 2013-2A, Class A 0.75% due 10/14/2022*(1)			450,000	441,675
Acis CLO, Ltd. FRS Series 2013-2A, Class ACOM 1.17% due 10/14/2022*(1)			3,000,000	2,908,200
Acis CLO, Ltd. FRS Series 2013-1A, Class ACOM 1.56% due 04/18/2024*(1)			2,450,000	2,342,445
Brentwood CLO Corp. FRS Series 2006-1A, Class A1B 0.50% due 02/01/2022*(1)			1,482,027	1,462,464
OCP CLO, Ltd. FRS Series 2012-2A, Class ACOM 1.47% due 11/22/2023*(1)			2,150,000	2,098,830
OFSI Fund V, Ltd. FRS Series 2013-5A, Class ACOM 1.57% due 04/17/2025*(1)			1,600,000	1,539,040
OFSI Fund VI, Ltd. FRS Series 2014-6A, Class ACOM 1.44% due 03/20/2025*(1)(2)			2,900,000	2,781,970
Red River CLO, Ltd. FRS Series 1X, Class A 0.50% due 07/27/2018(1)			886,403	877,273
Red River CLO, Ltd. FRS Series 1A, Class A 0.50% due 07/27/2018*(1)			305,656	302,508
Trinitas CLO II, Ltd. FRS Series 2014-2A, Class ACOM 1.63% due 07/15/2026*(1)			1,400,000	1,337,000
Trinitas CLO, Ltd. FRS Series 2014-1A, Class A1 1.78% due 04/15/2026*(1)			1,200,000	1,189,680
Trinitas CLO, Ltd. FRS Series 2014-1A, Class B1 2.15% due 04/15/2026*(1)			300,000	288,240

				19,910,664

Italy — 0.1%
Quadrivio Finance SRL FRS Series 2011-1, Class A1 0.56% due 07/25/2060(3)		EUR	522,568	589,447

United Kingdom — 3.3%
Aire Valley Mortgages PLC FRS Series 2006-1X, Class 2A1 0.38% due 09/20/2066(3)		EUR	1,832,880	2,011,857
Aire Valley Mortgages PLC FRS Series 2006-1A, Class 1A 0.47% due 09/20/2066*(3)			1,571,157	1,514,541
Aire Valley Mortgages PLC FRS Series 2007-1A, Class 2A1 0.49% due 09/20/2066*(3)			1,253,468	1,211,472
Aire Valley Mortgages PLC FRS Series 2004-1X, Class 3A2 0.50% due 09/20/2066(3)		EUR	1,123,996	1,241,469
Aire Valley Mortgages PLC FRS FRS Series 2005-1X, Class 2A2 0.44% due 09/20/2066(3)		EUR	486,551	535,424

Security Description		Principal Amount**	Value (Note 2)

United Kingdom (continued)
EMF-UK PLC FRS Series 1X, Class A1A 1.54% due 03/13/2046(3)	GBP	1,176,748	$1,751,297
Eurosail PLC FRS Series 2007-PR1X, Class A1 0.96% due 09/13/2045(3)	GBP	332,043	477,123
Gracechurch Card Funding PLC FRS Series 2012-1A, Class A2 0.81% due 02/15/2017*	EUR	3,300,000	3,729,767
Granite Master Issuer PLC FRS Series 2006-1X, Class A6 0.20% due 12/20/2054(3)	EUR	1,475,642	1,660,805
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2C 0.34% due 09/21/2038(3)	EUR	47,427	55,777
Leek Finance Number Eighteen PLC FRS Series 18X, Class A2B 0.51% due 09/21/2038(3)		663,978	691,150
Leek Finance Number Seventeen PLC FRS Series 17X, Class A2C 0.36% due 12/21/2037(3)	EUR	156,745	186,481
Leek Finance Number Seventeen PLC FRS Series 17X, Class A2A 0.84% due 12/21/2037(3)	GBP	94,047	149,064
Thrones PLC FRS Series 2013-1, Class A 2.06% due 07/20/2044(3)	GBP	263,935	401,323

			15,617,550

United States — 0.9%
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.44% due 02/25/2036(3)		894,051	733,915
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.38% due 03/20/2046(3)		815,297	642,183
Lehman XS Trust FRS Series 2007-7N Class 1A2 0.41% due 06/25/2047(3)		868,310	591,515
NCUA Guaranteed Notes Trust Series 2010-C1, Class A2 2.90% due 10/29/2020(4)		1,000,000	1,018,508
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 0.65% due 11/20/2034(3)		104,736	100,754
Washington Mutual Mtg. Pass Through Certs. FRS Series-AR5 Class 4A 5.92% due 06/25/2046(3)		562,879	404,067
Wells Fargo Alternative Loan Trust FRS Series 2007-PA6, Class A1 2.59% due 12/28/2037(3)		768,513	660,807

			4,151,749

Total Asset Backed Securities (cost $43,009,081)			40,269,410

48

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description			Principal Amount**	Value (Note 2)

CORPORATE BONDS & NOTES — 14.4%
Austria — 0.2%
Sappi Papier Holding GmbH Senior Sec. Notes 7.75% due 07/15/2017*	$		625,000	$671,094

France — 1.2%
Dexia Credit Local SA NY Government Guar. Notes 1.50% due 10/07/2017*			1,900,000	1,918,506
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*			500,000	511,450
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*			350,000	409,105
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022			450,000	464,659
Total Capital SA Company Guar. Notes 2.13% due 08/10/2018			2,350,000	2,397,548

				5,701,268

Germany — 0.4%
FMS Wertmanagement AoeR Government Guar. Notes 1.63% due 02/22/2017		EUR	900,000	1,051,083
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 5.00% due 12/01/2020		SEK	2,000,000	300,678
Kreditanstalt fuer Wiederaufbau Government Guar. Bonds 6.00% due 08/20/2020		AUD	800,000	730,440

				2,082,201

Hong Kong — 0.1%
CITIC, Ltd. Senior Notes 6.80% due 01/17/2023			370,000	439,079

Ireland — 0.1%
Caterpillar International Finance, Ltd. Company Guar. Notes 1.38% due 05/18/2015		EUR	400,000	453,496

Italy — 1.7%
Banca Monte dei Paschi di Siena SpA Government Guar. Notes 3.50% due 03/20/2017		EUR	5,200,000	6,179,858
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*			450,000	463,486
Intesa Sanpaolo SpA Bank Guar. Notes 5.25% due 01/12/2024			1,400,000	1,600,549

				8,243,893

Japan — 2.3%
Japan Finance Organization for Municipalities Government Guar. Bonds 1.90% due 06/22/2018		JPY	860,000,000	7,782,286

Security Description		Principal Amount**	Value (Note 2)

Japan (continued)
Japan Tobacco, Inc. Senior Notes 2.10% due 07/23/2018*	JPY	1,550,000	$1,578,765
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*		1,350,000	1,454,696

			10,815,747

Luxembourg — 0.2%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044		250,000	260,918
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		500,000	493,750
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019		200,000	207,750

			962,418

Mexico — 0.1%
America Movil SAB de CV Senior Notes 6.00% due 06/09/2019	MXN	4,310,000	292,796
Trust F/1401 Senior Notes 5.25% due 12/15/2024*		210,000	221,235

			514,031

Netherlands — 0.9%
ABN AMRO Bank NV FRS Sub. Notes 6.25% due 09/13/2022		300,000	325,500
EDP Finance BV Senior Notes 2.63% due 01/18/2022	EUR	450,000	523,500
EDP Finance BV Senior Notes 5.75% due 09/21/2017	EUR	800,000	1,011,160
Enel Finance International NV Company Guar. Notes 5.75% due 09/14/2040	GBP	50,000	101,255
ING Bank NV Notes 2.00% due 09/25/2015*		1,300,000	1,310,322
UPC Holding BV Sec. Notes 8.38% due 08/15/2020	EUR	800,000	976,591

			4,248,328

United Arab Emirates — 0.1%
Dolphin Energy, Ltd. Senior Sec. Notes 5.89% due 06/15/2019		188,562	207,654

United Kingdom — 0.2%
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015		525,000	530,120

49

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description			Principal Amount**	Value (Note 2)

CORPORATE BONDS & NOTES (continued)
United Kingdom (continued)
Royal Bank of Scotland PLC FRS Sub. Notes 9.50% due 03/16/2022	$		400,000	$451,904

				982,024

United States — 6.9%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024			450,000	482,217
AECOM Technology Corp. Company Guar. Notes 5.88% due 10/15/2024*			500,000	521,875
Apple, Inc. Senior Notes 2.40% due 05/03/2023			1,250,000	1,264,065
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/2016			750,000	765,560
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/2019			50,000	51,875
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.00% due 06/15/2019			400,000	420,500
CHS/Community Health Systems, Inc. Company Guar. Notes 8.00% due 11/15/2019			100,000	106,500
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023			75,000	76,875
CVS Caremark Corp. Senior Notes 4.00% due 12/05/2023			300,000	330,930
CVS Health Corp. Senior Notes 3.38% due 08/12/2024			50,000	52,608
Forest Laboratories, Inc. Senior Notes 4.38% due 02/01/2019*			650,000	697,782
Forest Laboratories, Inc. Senior Notes 5.00% due 12/15/2021*			850,000	929,874
General Electric Capital Corp Senior Notes 8.50% due 04/06/2018		MXN	1,000,000	74,652
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018			1,350,000	1,370,250
HCA ,Inc. Senior Notes 5.25% due 04/15/2025			550,000	599,500
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/2021			100,000	106,875
HCP, Inc. Senior Notes 4.25% due 11/15/2023			3,000,000	3,259,299

Security Description			Principal Amount**	Value (Note 2)

United States (continued)
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017	$		900,000	$925,508
Humana, Inc. Senior Notes 3.85% due 10/01/2024			150,000	158,121
John Deere Capital Corp. Senior Notes 1.40% due 03/15/2017			750,000	757,832
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019			350,000	353,213
Level 3 Financing, Inc. Company Guar. Notes 9.38% due 04/01/2019			100,000	106,000
Morgan Stanley Senior Notes 3.75% due 09/21/2017		EUR	600,000	734,792
Morgan Stanley Senior Notes 4.30% due 01/27/2045			700,000	733,895
Mosaic Co. Senior Notes 4.25% due 11/15/2023			200,000	219,983
NBCUniversal Enterprise, Inc. FRS Company Guar. Notes 0.94% due 04/15/2018*			1,900,000	1,903,962
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021			600,000	671,774
New York Life Global Funding Sec. Notes 0.75% due 07/24/2015*			1,650,000	1,653,420
Prologis LP Company Guar. Notes 3.00% due 01/18/2022		EUR	300,000	376,968
Prologis LP Company Guar. Notes 3.38% due 02/20/2024		EUR	300,000	392,460
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023			400,000	405,500
Synchrony Financial Senior Notes 2.70% due 02/03/2020			1,600,000	1,611,890
Synchrony Financial Senior Notes 3.00% due 08/15/2019			600,000	615,323
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024			250,000	261,446
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021			1,350,000	1,468,521
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020			850,000	957,156
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020*			1,075,000	1,087,379

50

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description			Principal Amount**	Value (Note 2)

CORPORATE BONDS & NOTES (continued)
United States (continued)
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	$		2,950,000	$3,255,319
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023			100,000	114,661
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043			587,000	792,943
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*			500,000	536,250
Walgreen Co. Senior Notes 3.10% due 09/15/2022			250,000	255,978
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.80% due 11/18/2024			1,000,000	1,057,455

				32,518,986

Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027			50,000	15,095
Petroleos de Venezuela SA Notes 5.50% due 04/12/2037			10,000	2,959
Petroleos de Venezuela SA Bonds 6.00% due 05/16/2024			170,000	53,550
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 11/15/2026			130,000	39,660

				111,264

Total Corporate Bonds & Notes (cost $68,544,874)				67,951,483

FOREIGN GOVERNMENT OBLIGATIONS — 43.7%
Argentina — 0.0%
Republic of Argentina VPS Senior Notes 0.00% due 12/15/2035†			875,000	62,563

Australia — 0.4%
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023		AUD	2,200,000	2,116,365

Belgium — 1.5%
Kingdom of Belgium Bonds 2.25% due 06/22/2023		EUR	1,500,000	1,953,480
Kingdom of Belgium Bonds 3.75% due 09/28/2020*		EUR	245,000	334,357
Kingdom of Belgium Bonds 4.00% due 03/28/2018*(2)		EUR	2,000,000	2,548,717
Kingdom of Belgium Bonds 4.00% due 03/28/2032		EUR	800,000	1,327,433

Security Description		Principal Amount**	Value (Note 2)

Belgium (continued)
Kingdom of Belgium Senior Bonds 4.25% due 09/28/2022	EUR	490,000	$720,103

			6,884,090

Brazil — 0.5%
Brazil Letra Tesoro Nacional Bills zero coupon due 01/01/2016	BRL	219,000	73,130
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2050(6)	BRL	6,739,862	2,581,058

			2,654,188

Canada — 2.1%
Government of Canada Bonds 1.50% due 09/01/2017	CAD	5,200,000	4,207,470
Government of Canada Bonds 2.50% due 06/01/2015	CAD	2,460,000	1,948,234
Government of Canada Bonds 2.75% due 06/01/2022(8)	CAD	2,100,000	1,865,277
Government of Canada Bonds 4.00% due 06/01/2041	CAD	400,000	454,845
Government of Canada Bonds 5.75% due 06/01/2029	CAD	1,000,000	1,212,347

			9,688,173

Costa Rica — 0.1%
Republic of Costa Rica Senior Notes 7.00% due 04/04/2044		290,000	282,025

Croatia — 0.1%
Republic of Croatia Senior Notes 5.50% due 04/04/2023		270,000	285,187

Denmark — 0.4%
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	7,600,000	1,294,049
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	2,500,000	682,278

			1,976,327

Dominican Republic — 0.2%
Dominican Republic Senior Notes 5.50% due 01/27/2025*		410,000	415,125
Dominican Republic Senior Notes 6.60% due 01/28/2024		300,000	327,000

			742,125

France — 5.9%
Government of France Bonds 1.00% due 05/25/2018	EUR	3,790,000	4,429,758
Government of France Bonds 2.25% due 10/25/2022	EUR	2,410,000	3,122,622

51

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description		Principal Amount**	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
France (continued)
Government of France Bonds 3.00% due 04/25/2022	EUR	4,470,000	$6,032,032
Government of France Bonds 4.00% due 10/25/2038	EUR	740,000	1,302,365
Government of France Bonds 4.25% due 10/25/2017	EUR	4,700,000	5,937,165
Government of France Bonds 4.25% due 10/25/2023	EUR	1,860,000	2,792,241
Government of France Bonds 4.50% due 04/25/2041	EUR	1,530,000	2,955,071
Government of France Bonds 4.75% due 04/25/2035	EUR	700,000	1,302,223

			27,873,477

Germany — 4.4%
Federal Republic of Germany Bonds 0.25% due 04/13/2018	EUR	780,000	892,532
Federal Republic of Germany Bonds 1.00% due 08/15/2024	EUR	1,790,000	2,160,162
Federal Republic of Germany Bonds 1.50% due 09/04/2022	EUR	4,080,000	5,093,522
Federal Republic of Germany Bonds 1.50% due 05/15/2023	EUR	980,000	1,231,318
Federal Republic of Germany Bonds 2.00% due 08/15/2023	EUR	2,850,000	3,720,256
Federal Republic of Germany Bonds 2.25% due 09/04/2021	EUR	900,000	1,166,367
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	290,000	462,876
Federal Republic of Germany Bonds 3.25% due 07/04/2042	EUR	240,000	427,100
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	3,150,000	5,841,280

			20,995,413

Italy — 6.4%
Republic of Italy Bonds 1.15% due 05/15/2017	EUR	280,000	321,453
Republic of Italy Bonds 1.70% due 09/15/2018	EUR	2,776,813	3,279,563
Republic of Italy Senior Bonds 3.75% due 09/01/2024	EUR	1,210,000	1,627,210
Republic of Italy Bonds 4.50% due 05/01/2023	EUR	2,880,000	4,018,831
Republic of Italy Bonds 4.75% due 09/01/2021	EUR	100,000	138,368

Security Description		Principal Amount**	Value (Note 2)

Italy (continued)
Republic of Italy Bonds 5.00% due 08/01/2034	EUR	1,630,000	$2,575,300
Republic of Italy Senior Bonds 5.00% due 08/01/2039	EUR	760,000	1,234,396
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	170,000	276,651
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	4,380,000	6,435,525
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	293,585
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	760,000	1,295,997
Republic of Italy Inflation Indexed Treasury Bonds 2.15% due 11/12/2017(6)	EUR	6,389,296	7,529,751
Republic of Italy Inflation Indexed Treasury Bonds 2.35% due 09/15/2019(6)	EUR	917,847	1,126,519

			30,153,149

Japan — 8.6%
Government of Japan Senior Notes 0.20% due 09/20/2017	JPY	37,400,000	320,044
Government of Japan Senior Notes 0.30% due 03/20/2018	JPY	635,000,000	5,454,657
Government of Japan Senior Notes 0.80% due 09/20/2022	JPY	671,000,000	6,001,184
Government of Japan Senior Bonds 1.40% due 09/20/2034	JPY	1,975,000,000	17,892,646
Government of Japan Senior Notes 1.70% due 06/20/2033	JPY	38,400,000	368,347
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	260,000,000	2,586,138
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	279,600,000	2,798,286
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	514,400,000	5,376,380

			40,797,682

Mexico — 0.2%
United Mexican States Bonds 3.50% due 12/14/2017(6)	MXN	3,223,347	229,584
United Mexican States Bonds 7.50% due 06/03/2027	MXN	6,187,300	487,566
United Mexican States Bonds 10.00% due 11/20/2036	MXN	1,727,600	173,914

			891,064

52

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description		Principal Amount**	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Netherlands — 2.1%
Government of Netherlands Bonds 1.75% due 07/15/2023*	EUR	1,500,000	$1,898,740
Government of Netherlands Bonds 2.00% due 07/15/2024	EUR	740,000	960,727
Government of Netherlands Bonds 2.50% due 01/15/2033*	EUR	900,000	1,318,572
Government of Netherlands Bonds 3.25% due 07/15/2015*	EUR	1,750,000	2,007,095
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	630,000	838,796
Government of Netherlands Bonds 4.50% due 07/15/2017*	EUR	2,380,000	2,992,637

			10,016,567

Russia — 0.1%
Russian Federation Senior Bonds 7.50% due 03/31/2030		386,450	388,613

Spain — 4.4%
Kingdom of Spain Bonds 0.50% due 10/31/2017*(2)	EUR	970,000	1,096,023
Kingdom of Spain Senior Notes 0.55% due 11/30/2019*(6)	EUR	880,273	1,004,381
Kingdom of Spain Bonds 2.10% due 04/30/2017	EUR	780,000	914,281
Kingdom of Spain Bonds 3.75% due 10/31/2015	EUR	960,000	1,113,469
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	5,160,000	7,030,602
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	3,200,000	4,040,365
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	520,000	910,809
Kingdom of Spain Bonds 5.40% due 01/31/2023*	EUR	1,050,000	1,555,145
Kingdom of Spain Senior Notes 5.90% due 07/30/2026*(2)	EUR	1,970,000	3,198,682

			20,863,757

SupraNational — 0.5%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	420,977
European Financial Stability Facility Government Guar. Notes 0.88% due 04/16/2018	EUR	300,000	348,231

Security Description		Principal Amount**	Value (Note 2)

SupraNational (continued)
European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	$445,894
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,219,035

			2,434,137

United Kingdom — 5.8%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	3,170,000	4,858,500
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2019	GBP	310,000	484,213
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	3,020,000	4,735,116
United Kingdom Gilt Treasury Bonds 2.00% due 01/22/2016	GBP	1,250,000	1,912,640
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	260,000	411,601
United Kingdom Gilt Treasury Notes 3.25% due 01/22/2044	GBP	3,130,000	5,938,458
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	1,330,000	2,640,995
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	170,000	378,064
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	2,810,000	6,050,505

			27,410,092

Venezuela — 0.0%
Republic of Venezuela Bonds 6.00% due 12/09/2020		20,000	6,350
Republic of Venezuela Bonds 7.00% due 03/31/2038		10,000	3,175
Republic of Venezuela Senior Notes 7.65% due 04/21/2025		90,000	29,025
Republic of Venezuela Senior Notes 8.25% due 10/13/2024		190,000	62,225
Republic of Venezuela Bonds 9.00% due 05/07/2023		30,000	9,975
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028		100,000	33,500
Republic of Venezuela Senior Bonds 9.38% due 01/13/2034		30,000	10,275

			154,525

Total Foreign Government Obligations (cost $214,741,080)			206,669,519

53

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description		Principal Amount**	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 7.4%
United States — 7.4%
Federal Farm Credit Bank 3.50% due 12/20/2023	$	1,100,000	$1,227,499
Federal Home Loan Mtg. Corp. 5.00% due 07/01/2035		1,360,641	1,506,220
5.00% due 11/01/2038		293,925	323,646
5.00% due 01/01/2039		92,619	101,970
5.00% due 09/01/2039		214,969	236,718
5.00% due 05/01/2041		739,143	823,627
7.00% due 02/01/2039		1,079,773	1,252,550
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K710, Class A2
1.88% due 05/25/2019(4)		3,300,000	3,353,232
Series K709, Class A2
2.09% due 03/25/2019(4)		3,000,000	3,072,618
Series K030, Class A1
2.78% due 09/25/2022(4)		1,031,716	1,082,170
Series K030, Class A2
3.25% due 04/25/2023 VRS(4)		3,000,000	3,242,475
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-DN4, Class M1 1.57% due 10/25/2024(3)		244,815	245,512
Federal National Mtg. Assoc. Series 2012-M8, Class ASQ2 1.52% due 12/25/2019(4)		600,000	605,799
Series 2012-M8, Class ASQ3
1.80% due 12/25/2019(4)		800,000	810,756
3.42% due 10/01/2020		372,482	404,626
3.63% due 12/01/2020		267,000	293,657
3.75% due 03/01/2018		959,815	1,028,434
3.84% due 05/01/2018		530,000	570,078
4.38% due 06/01/2021		928,994	1,055,197
4.50% due 08/01/2033		138,938	151,431
4.50% due 09/01/2033		109,140	118,931
4.50% due 10/01/2033		36,750	40,060
4.50% due 11/01/2033		142,169	154,948
4.50% due 12/01/2033		7,881	8,590
4.50% due 03/01/2034		8,069	8,829
4.50% due 05/01/2034		39,456	43,071
4.50% due 06/01/2034		20,469	22,316
4.50% due 09/01/2034		17,119	18,741
4.50% due 01/01/2035		48,110	52,535
4.50% due 02/01/2035		60,745	66,273
4.50% due 03/01/2035		2,407	2,621
4.50% due 05/01/2035		48,825	53,428
4.50% due 08/01/2035		17,505	19,126
4.50% due 09/01/2035		11,028	12,062
4.50% due 10/01/2035		9,801	10,722
4.50% due 06/01/2038		28,674	31,359
4.50% due 02/01/2040		13,530	14,674
4.50% due 08/01/2041		314,783	342,749
5.00% due 12/01/2033		445,585	494,024
5.00% due 08/01/2041		44,847	49,673
6.00% due 10/01/2034		727,677	835,331
6.00% due 11/01/2034		105,493	120,290
6.00% due 05/01/2036		52,856	60,040
6.00% due 07/01/2036		308,650	349,109
6.00% due 11/01/2036		1,645,640	1,867,320
6.00% due 01/01/2037		116,165	131,517

Security Description		Principal Amount**	Value (Note 2)

United States (continued)
6.00% due 03/01/2037		$99,042	$113,168
6.00% due 07/01/2037		113,042	128,008
6.00% due 08/01/2037		753,137	853,814
6.00% due 10/01/2037		740,729	838,885
6.00% due 08/01/2038		206,520	236,097
6.00% due 06/01/2039		14,704	16,632
6.00% due 10/01/2040		825,895	936,194
6.00% due 04/01/2041		1,964,580	2,228,372
6.00% due 05/01/2041		745,838	845,318
6.00% due 10/01/2041		221,534	250,763
7.00% due 03/01/2039		637,035	742,117
Federal National Mtg. Assoc. REMIC Series 2012-153, Class B 7.00% due 07/25/2042(3)		1,103,413	1,288,379
Series 2012-111, Class B 7.00% due 10/25/2042(3)		350,713	400,216

Total U.S. Government Agencies (cost $34,117,588)			35,194,517

U.S. GOVERNMENT TREASURIES — 21.5%
United States — 21.5%
United States Treasury Bonds 1.38% due 02/15/2044 TIPS(6)		1,205,994	1,482,712
United States Treasury Notes 0.38% due 07/15/2023 TIPS(6)		1,441,200	1,493,219
0.63% due 01/15/2024 TIPS(6)		5,061,300	5,332,555
1.13% due 01/15/2021 TIPS(6)		1,619,580	1,742,313
1.25% due 10/31/2018		9,300,000	9,389,364
1.25% due 11/30/2018		7,630,000	7,698,548
1.25% due 01/31/2020		9,000,000	9,026,019
1.50% due 06/30/2016		38,460,000	39,103,013
1.63% due 03/31/2019		1,000,000	1,022,656
1.63% due 06/30/2019		2,070,000	2,116,252
1.63% due 07/31/2019		2,000,000	2,043,438
1.75% due 10/31/2020		7,500,000	7,665,818
2.00% due 09/30/2020		5,500,000	5,699,375
2.13% due 08/31/2020(8)		5,700,000	5,946,702
2.13% due 06/30/2021(8)		1,530,000	1,593,830

Total U.S. Government Treasuries (cost $99,579,521)			101,355,814

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
France — 0.00%
GDF Suez FRS 3.88% due 06/02/2024(5)	EUR	100,000	123,196

Italy — 0.1%
Enel SpA FRS 5.00% due 01/15/2075	EUR	350,000	431,899

United States — 0.2%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043		950,000	988,000

Total Preferred Securities/Capital Securities (cost $1,581,115)			1,543,095

Total Long-Term Investment Securities (cost $461,573,259)			452,983,838

54

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 5.2%
Registered Investment Companies — 5.2%
SSgA U.S. Government Money Market Fund (cost $24,403,943)	24,403,943	24,403,943

TOTAL INVESTMENTS — (cost $485,977,202)(7)	100.9%	477,387,781
Liabilities in excess of other assets	(0.9)	(4,313,208)

NET ASSETS —	100.0%	$473,074,573

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2015, the aggregate value of these securities was $64,474,266 representing 13.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	In United States Dollars unless otherwise indicated.
(1)	Collateralized Loan Obligation
(2)	Illiquid security. At January 31, 2015, the aggregate value of these securities was $9,625,392 representing 2.0% of net assets.
(3)	Collateralized Mortgage Obligation
(4)	Commercial Mortgage Backed Security
(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	Principal amount of security is adjusted for inflation.
(7)	See Note 3 for cost of investments on a tax basis.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

AUD — Australian Dollar

BRL — Brazalian Real

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Dollar

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

SEK — Swedish Krona

REMIC — Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2015	Unrealized Appreciation (Depreciation)
36	Long	Canadian 10 Year Bonds	March 2015	$3,849,500	$4,127,237	$277,737
40	Long	Euro-BOBL	March 2015	5,862,043	5,916,226	54,183
10	Long	Euro-BTP	March 2015	1,536,845	1,561,547	24,702
6	Short	Euro-Bund	March 2015	1,073,952	1,080,664	(6,712)
15	Short	Euro-Oat	March 2015	2,457,942	2,541,652	(83,710)
9	Long	Japanese 10 Year Bonds	March 2015	11,342,928	11,352,891	9,963
56	Long	Life Long Gilt	March 2015	9,824,016	10,448,095	624,079
108	Short	U.S. Treasury 10 Year Notes	March 2015	14,102,828	14,134,500	(31,672)
50	Long	U.S. Treasury 2 Year Notes	March 2015	10,948,437	10,988,281	39,844
145	Long	U.S. Treasury 5 Year Notes	March 2015	17,523,503	17,594,844	71,341
53	Long	U.S. Treasury Long Bonds	March 2015	7,941,059	8,017,906	76,847
194	Long	U.S. Treasury Ultra Long Bonds	March 2015	30,624,908	34,713,875	4,088,967

						$5,145,569

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	AUD	1,716,000	USD	1,392,522	03/18/2015	$64,496	$—
	CHF	1,151,927	USD	1,175,000	03/18/2015	—	(78,412)
	EUR	938,000	CHF	961,281	03/18/2015	—	(13,665)
	EUR	821,000	GBP	623,586	03/18/2015	9,329	—
	EUR	3,359,500	USD	4,016,953	03/18/2015	221,809	—
	HUF	118,647,932	EUR	377,000	03/18/2015	—	(4,256)
	JPY	110,540,423	USD	931,000	03/18/2015	—	(10,509)
	NZD	3,303,072	USD	2,523,078	03/18/2015	139,276	—
	PHP	9,863,329	USD	218,360	02/12/2015	—	(5,237)
	PLN	889,214	EUR	210,000	03/18/2015	—	(2,101)
	USD	808,440	INR	50,632,570	02/09/2015	8,034	—
	USD	236,000	COP	568,493,320	02/13/2015	—	(3,553)

55

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	1,095,818	AUD	1,341,000	03/18/2015	$—	$(58,008)
	USD	700,000	CHF	693,933	03/18/2015	55,069	—
	USD	1,881,623	EUR	1,553,000	03/18/2015	—	(127,238)
	USD	2,120,000	JPY	249,799,515	03/18/2015	7,624	—
	USD	921,674	NZD	1,184,500	03/18/2015	—	(66,829)

						505,637	(369,808)

Barclays Bank PLC	AUD	1,009,640	USD	862,131	03/18/2015	80,764	—
	CNH	5,783,856	USD	931,000	03/18/2015	16,188	—
	EUR	2,358,000	GBP	1,840,524	03/18/2015	101,182	—
	EUR	187,000	NOK	1,792,219	03/18/2015	19,661	—
	EUR	206,000	PLN	879,181	03/18/2015	3,919	—
	EUR	3,069,278	USD	3,544,616	03/18/2015	77,329	—
	GBP	599,512	EUR	766,537	03/18/2015	—	(34,689)
	JPY	224,677,664	USD	1,888,000	03/18/2015	—	(25,653)
	MYR	3,759,256	USD	1,044,000	02/09/2015	8,182	—
	NOK	1,827,916	EUR	199,000	03/18/2015	—	(10,704)
	PLN	2,337,534	EUR	550,000	03/18/2015	—	(7,828)
	SGD	568,206	USD	437,256	03/18/2015	17,911	—
	USD	471,000	MYR	1,697,135	02/09/2015	—	(3,375)
	USD	474,000	INR	29,292,513	02/20/2015	—	(2,742)
	USD	463,391	AUD	563,000	03/18/2015	—	(27,681)
	USD	467,000	CAD	544,299	03/18/2015	—	(39,227)
	USD	933,000	CHF	919,565	03/18/2015	67,579	—
	USD	466,741	CNH	2,933,185	03/18/2015	—	(2,809)
	USD	798,423	EUR	662,000	03/18/2015	—	(50,578)
	USD	439,476	HUF	108,229,843	03/18/2015	—	(47,102)
	USD	707,000	JPY	83,145,701	03/18/2015	1,179	—
	USD	474,679	NZD	606,000	03/18/2015	—	(37,333)
	USD	331,104	SGD	447,404	03/18/2015	—	(912)
	ZAR	2,668,587	USD	232,000	03/18/2015	4,598	—

						398,492	(290,633)

BNP Paribas SA	CHF	1,441,228	USD	1,491,106	03/18/2015	—	(77,095)
	EUR	1,515,000	GBP	1,192,383	03/18/2015	79,817	—
	GBP	1,189,619	EUR	1,561,000	03/18/2015	—	(23,700)
	HUF	50,853,200	EUR	160,000	03/18/2015	—	(3,614)
	JPY	55,528,275	EUR	375,000	03/18/2015	—	(49,324)
	JPY	82,291,475	USD	699,000	03/18/2015	—	(1,903)
	USD	57,068,783	JPY	6,761,612,158	03/06/2015	512,613	—
	USD	2,325,412	EUR	1,887,000	03/18/2015	—	(193,715)
	USD	473,310	HUF	116,675,658	03/18/2015	—	(50,317)
	USD	2,105,000	JPY	248,523,119	03/18/2015	11,753	—

						604,183	(399,668)

Citibank N.A. London	CAD	1,066,683	USD	932,000	03/18/2015	93,677	—
	CHF	1,468,533	USD	1,504,336	03/18/2015	—	(93,575)
	EUR	707,643	CHF	711,245	03/18/2015	—	(25,501)
	EUR	835,000	GBP	630,091	03/18/2015	3,285	—
	EUR	187,000	NOK	1,659,032	03/18/2015	2,501	—
	EUR	206,000	PLN	884,156	03/18/2015	5,258	—
	EUR	1,208,000	USD	1,423,109	03/18/2015	58,461	—
	GBP	1,218,012	USD	1,826,896	02/25/2015	—	(3,142)
	ILS	945,010	USD	236,000	03/18/2015	—	(4,433)
	JPY	163,726,632	USD	1,396,000	03/18/2015	1,487	—
	USD	3,221,569	AUD	3,914,640	03/18/2015	—	(192,000)
	USD	1,625,099	CAD	1,898,820	03/18/2015	—	(132,787)
	USD	2,319,884	EUR	1,872,000	03/18/2015	—	(205,132)
	USD	1,886,000	JPY	221,893,989	03/18/2015	3,944	—
	USD	472,405	NZD	614,000	03/18/2015	—	(29,286)
	USD	510,203	TRY	1,159,996	03/18/2015	—	(39,409)
	USD	233,000	ZAR	2,739,195	03/18/2015	419	—

						169,032	(725,265)

56

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Credit Suisse International	COP	577,135,640	USD	236,000	02/13/2015	$19	$—
	USD	469,022	NZD	628,000	03/18/2015	—	(15,799)

						19	(15,799)

Deutsche Bank AG London	AUD	2,584,000	USD	2,102,866	03/18/2015	103,089	—
	CAD	4,643,607	USD	3,987,106	02/10/2015	335,901	—
	CAD	1,134,383	USD	947,000	03/18/2015	55,471	—
	CNH	7,753,116	USD	1,249,373	03/18/2015	23,090	—
	EUR	2,014,000	CHF	2,084,667	03/18/2015	—	(6,838)
	EUR	747,000	NOK	7,010,530	03/18/2015	59,371	—
	EUR	375,000	PLN	1,568,486	03/18/2015	—	(1,469)
	EUR	839,000	USD	947,231	03/18/2015	—	(566)
	HUF	199,403,541	EUR	625,774	03/18/2015	—	(15,991)
	NOK	1,741,027	EUR	192,000	03/18/2015	—	(7,417)
	NZD	2,022,000	USD	1,508,514	03/18/2015	49,253	—
	SGD	568,098	USD	435,566	03/18/2015	16,301	—
	USD	473,000	PHP	20,849,769	02/12/2015	—	(346)
	USD	8,004,210	GBP	5,291,702	02/25/2015	—	(53,536)
	USD	235,942	AUD	298,000	02/27/2015	—	(5,036)
	USD	3,994,213	EUR	3,453,543	03/18/2015	—	(92,831)
	USD	435,469	HUF	108,000,745	03/18/2015	—	(43,926)
	USD	463,000	JPY	55,440,314	03/18/2015	9,203	—
	USD	2,115,250	MXN	31,356,126	03/18/2015	—	(31,255)
	USD	466,000	PLN	1,563,736	03/18/2015	—	(45,119)
	USD	524,738	ZAR	5,947,639	03/18/2015	—	(17,914)
	ZAR	2,945,162	USD	261,047	03/18/2015	10,077	—

						661,756	(322,244)

HSBC Bank PLC	BRL	1,226,902	USD	472,431	02/03/2015	15,314	—
	BRL	7,116,000	USD	2,643,977	04/17/2015	46,264	—
	CAD	265,821	USD	232,000	03/18/2015	23,087	—
	CNH	19,102,732	USD	3,070,947	03/18/2015	49,537	—
	EUR	2,658,913	USD	3,026,587	03/11/2015	23,061	—
	GBP	315,939	EUR	415,000	03/18/2015	—	(5,809)
	JPY	111,611,700	USD	949,000	03/18/2015	—	(1,633)
	NOK	1,390,982	EUR	152,000	03/18/2015	—	(7,504)
	SGD	1,236,058	USD	940,000	03/18/2015	27,769	—
	TRY	1,366,905	USD	589,000	03/18/2015	34,231	—
	USD	269,719	INR	17,209,414	02/12/2015	7,615	—
	USD	468,928	BRL	1,226,902	03/03/2015	—	(15,343)
	USD	4,185,618	CNH	26,265,239	03/18/2015	—	(31,341)
	USD	1,791,000	CNY	11,291,190	03/18/2015	6,559	—
	USD	708,567	EUR	575,278	03/18/2015	—	(58,690)
	USD	471,000	TRY	1,105,291	03/18/2015	—	(22,409)

						233,437	(142,729)

JPMorgan Chase Bank N.A. London	CHF	1,501,445	USD	1,541,628	03/18/2015	—	(92,095)
	EUR	12,380,655	USD	13,935,813	03/11/2015	—	(49,461)
	EUR	725,764	CHF	764,469	03/18/2015	11,942	—
	EUR	187,000	NOK	1,694,837	03/18/2015	7,114	—
	EUR	801,000	SEK	7,573,936	03/18/2015	10,907	—
	EUR	2,150,592	USD	2,668,908	03/18/2015	239,436	—
	GBP	601,000	USD	932,970	03/18/2015	30,109	—
	JPY	55,203,292	USD	466,000	03/18/2015	—	(4,184)
	MXN	3,450,153	USD	235,000	03/18/2015	5,695	—
	NOK	5,024,415	EUR	562,000	03/18/2015	—	(12,469)
	NZD	939,155	USD	733,508	03/18/2015	55,727	—
	PHP	10,601,356	USD	235,403	02/12/2015	—	(4,925)
	SEK	3,878,044	EUR	416,000	03/18/2015	1,044	—
	TRY	2,873,074	USD	1,176,000	03/18/2015	9,940	—
	USD	1,033,343	SEK	7,883,013	02/12/2015	—	(80,490)
	USD	426,101	GBP	281,000	02/25/2015	—	(3,905)
	USD	235,907	BRL	638,534	03/03/2015	159	—

57

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	1,461,496	JPY	172,070,000	03/06/2015	$3,839	$—
	USD	940,685	EUR	790,000	03/18/2015	—	(48,242)
	USD	2,612,000	JPY	306,507,920	03/18/2015	—	(1,372)
	USD	386,641	NOK	2,635,328	03/18/2015	—	(47,105)
	USD	709,500	TRY	1,679,273	03/18/2015	—	(27,954)
	ZAR	2,693,645	USD	231,000	03/18/2015	1,463	—

						377,375	(372,202)

Merrill Lynch International Bank, Ltd.	USD	649,041	TRY	1,481,534	03/18/2015	—	(47,749)

Morgan Stanley & Co. International PLC	BRL	118,440	USD	45,220	02/03/2015	1,092	—
	BRL	642,982	USD	236,000	02/09/2015	—	(3,162)
	BRL	1,253,726	USD	472,000	03/03/2015	8,498	—
	EUR	187,000	USD	233,707	03/18/2015	22,458	—
	TRY	3,818,492	USD	1,631,617	03/18/2015	81,851	—
	USD	467,461	INR	28,919,465	02/27/2015	—	(2,891)
	USD	943,320	EUR	842,000	03/18/2015	7,867	—
	USD	466,000	JPY	54,986,136	03/18/2015	2,335	—
	USD	473,000	MXN	7,055,566	03/18/2015	—	(4,072)
	USD	1,904,804	TRY	4,393,755	03/18/2015	—	(121,564)
	USD	233,000	ZAR	2,769,624	03/18/2015	3,012	—

						127,113	(131,689)

Royal Bank of Canada	BRL	616,774	USD	237,000	02/03/2015	7,204	—
	BRL	1,297,030	USD	474,000	02/09/2015	—	(8,440)
	BRL	1,187,313	USD	441,348	02/13/2015	207	—
	BRL	1,266,890	USD	472,000	03/03/2015	3,631	—
	CAD	3,596,162	USD	3,049,000	03/18/2015	222,721	—
	MXN	20,100,601	USD	1,385,417	03/10/2015	48,830	—
	MYR	1,280,617	USD	354,791	02/09/2015	1,932	—
	USD	471,000	BRL	1,223,964	02/09/2015	—	(15,737)
	USD	2,774,067	CAD	3,270,636	03/18/2015	—	(203,625)
	USD	469,000	JPY	55,633,718	03/18/2015	4,851	—
	USD	392,246	MXN	5,525,844	03/18/2015	—	(24,987)
	USD	460,445	TRY	1,053,037	03/18/2015	—	(33,061)

						289,376	(285,850)

Royal Bank of Scotland PLC	AUD	1,082,000	USD	918,256	03/18/2015	80,888	—
	GBP	1,034,000	USD	1,557,245	02/25/2015	3,681	—
	GBP	315,187	EUR	413,000	03/18/2015	—	(6,939)
	JPY	110,388,213	USD	928,000	03/18/2015	—	(12,212)
	TRY	1,696,677	USD	704,000	03/18/2015	15,390	—
	USD	531,133	DKK	3,343,165	03/03/2015	—	(23,399)
	USD	2,254,677	AUD	2,791,000	03/18/2015	—	(94,701)
	USD	233,798	EUR	188,000	03/18/2015	—	(21,419)
	USD	709,500	TRY	1,667,179	03/18/2015	—	(32,862)

						99,959	(191,532)

Standard Chartered Bank	CNH	5,107,888	USD	821,494	03/18/2015	13,598	—
	EUR	373,000	USD	462,432	03/18/2015	41,064	—
	INR	9,062,440	USD	142,000	02/09/2015	—	(4,136)
	INR	14,513,600	USD	235,000	02/27/2015	1,850	—
	KRW	519,063,105	USD	473,000	03/02/2015	—	(1,115)
	NZD	894,433	USD	695,780	03/18/2015	50,274	—
	USD	708,000	INR	44,597,628	02/12/2015	10,701	—
	USD	468,475	INR	29,104,013	02/27/2015	—	(941)
	USD	947,000	CAD	1,170,066	03/18/2015	—	(27,427)
	USD	331,000	CHF	332,890	03/18/2015	31,218	—
	USD	916,467	JPY	108,293,549	03/18/2015	5,905	—
	USD	712,168	TRY	1,639,995	03/18/2015	—	(46,563)
	USD	1,004,751	ZAR	11,529,251	03/18/2015	—	(22,294)
	ZAR	5,379,977	USD	469,000	03/18/2015	10,549	—

						165,159	(102,476)

58

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
State Street Bank London	CAD	1,064,717	USD	932,000	03/18/2015	$95,223	$—
	CHF	1,148,559	USD	1,188,985	03/18/2015	—	(60,763)
	CNH	4,738,129	USD	762,898	03/18/2015	13,485	—
	EUR	753,000	JPY	111,980,889	03/18/2015	103,133	—
	JPY	166,479,059	USD	1,406,000	03/18/2015	—	(11,957)
	MXN	6,661,416	USD	464,000	03/18/2015	21,268	—
	USD	758,990	EUR	662,000	03/18/2015	—	(11,145)
	USD	968,872	GBP	618,858	03/18/2015	—	(39,183)

						233,109	(123,048)

UBS AG London	BRL	621,253	USD	235,573	02/13/2015	4,750	—
	CAD	1,060,297	USD	931,000	03/18/2015	97,696	—
	CHF	197,630	EUR	219,943	03/18/2015	33,423	—
	CHF	1,615,893	USD	1,667,425	03/18/2015	—	(90,829)
	CNH	4,870,368	USD	784,038	03/18/2015	13,710	—
	EUR	76,559	USD	86,503	03/11/2015	21	—
	EUR	1,046,190	CHF	1,097,598	03/18/2015	12,442	—
	GBP	313,650	EUR	419,000	03/18/2015	2,149	—
	JPY	27,869,928	EUR	188,000	03/18/2015	—	(24,998)
	JPY	110,823,176	USD	949,000	03/18/2015	5,083	—
	KRW	514,382,450	USD	474,020	02/13/2015	3,855	—
	NOK	4,998,503	EUR	564,000	03/18/2015	—	(6,871)
	PLN	1,929,847	USD	572,366	03/18/2015	52,946	—
	USD	757,000	BRL	1,962,116	02/03/2015	—	(25,958)
	USD	947,000	BRL	2,445,065	02/13/2015	—	(38,548)
	USD	235,170	AUD	291,000	03/18/2015	—	(9,963)
	USD	1,158,797	CAD	1,306,427	03/18/2015	—	(132,056)
	USD	947,000	CHF	959,567	03/18/2015	97,105	—
	USD	1,950,053	EUR	1,667,000	03/18/2015	—	(66,885)
	USD	927,962	NZD	1,205,000	03/18/2015	—	(58,323)
	USD	942,000	ZAR	11,102,474	03/18/2015	4,090	—
	ZAR	2,684,878	USD	231,000	03/18/2015	2,210	—

						329,480	(454,431)

Westpac Banking Corp.	AUD	2,626,043	USD	2,121,196	03/18/2015	88,882	—
	EUR	2,692,714	USD	3,278,463	03/18/2015	236,571	—
	JPY	142,360,033	USD	1,211,616	03/06/2015	—	(712)
	NZD	1,469,072	USD	1,130,320	03/18/2015	70,102	—
	SGD	605,463	USD	466,523	03/18/2015	19,682	—
	USD	474,000	MYR	1,690,170	02/09/2015	—	(8,294)
	USD	2,471,884	AUD	3,052,085	02/27/2015	—	(106,977)
	USD	1,865,537	NZD	2,432,000	03/18/2015	—	(110,381)

						415,237	(226,364)

Net Unrealized Appreciation/(Depreciation)						$4,609,364	$(4,201,487)

AUD	—Australian Dollar	GBP	—Pound Sterling	NZD	—New Zealand Dollar
BRL	—Brazilian Real	HUF	—Hungarian Forint	PHP	—Philippine Peso
CAD	—Canadian Dollar	ILS	—Israeli Shekel	PLN	—Polish Zloty
CHF	—Swiss Franc	INR	—Indian Rupee	SEK	—Swedish Krona
CNH	—Yuan Renminbi Offshore	JPY	—Japanese Yen	SGD	—Singapore Dollar
CNY	—Yuan Renminbi	KRW	—South Korean Won	TRY	—Turkish Lira
COP	—Colombian Peso	MXN	—Mexican Peso	USD	—United States Dollar
DKK	—Danish Krone	MYR	—Malaysian Ringgit	ZAR	—South African Rand
EUR	—Euro Currency	NOK	—Norwegian Krone

59

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Over the Counter Interest Rate Swap Contracts@
				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
Banque Nationale de Paris	BRL	27,060	1/2/2017	1 month LIBOR	12.110%	$—	$26,333
Citibank, N.A.	KRW	1,795,920	10/14/2017	2.240%	3 month KWCDC	—	13,373
Morgan Stanley & Co. International PLC	KRW	1,647,210	10/14/2017	2.245%	3 month KWCDC	—	12,464
	KRW	1,647,210	10/14/2017	2.250%	3 month KWCDC	—	12,663

							$64,833

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Bank of America, N.A.	KRW	2,071,870	11/27/2023	3 month KSDA	3.450%	$—	$(210,299)
Citibank, N.A.	MYR	4,810	11/21/2018	3 month KLIBOR	3.960%	—	(7,237)
	KRW	483,870	12/23/2023	3 month KSDA	3.465%	—	(49,977)
	KRW	360,320	1/7/2024	3 month KSDA	3.472%	—	(37,508)
	KRW	281,090	1/10/2024	3 month KSDA	3.475%	—	(29,342)
Credit Suisse International	BRL	1,440	1/4/2021	11.040%	less than 1 month BZDIOVRA	—	(10,241)
Deutsche Bank AG	MYR	2,320	3/12/2019	3 month KLIBOR	4.027%	—	(5,120)
	KRW	2,627,290	11/22/2023	3 month LIBOR	3.473%	—	(270,753)
JPMorgan Chase Bank, N.A.	MYR	3,160	12/11/2018	3 monthK LIBOR	3.972%	—	(5,085)

							$(625,562)

Total						$—	$(560,729)

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
EUR	1,360	3/18/2020	0.750%	6 month EURIBOR	$23,691	$9,885
JPY	864,350	3/18/2020	0.250%	6 month JYOR	2,639	5,882
USD	7,800	8/4/2021	3.025%	3 month LIBOR	72,551	364,994
JPY	908,500	3/18/2022	0.500%	6 month JYOR	63,900	30,528
CAD	6,860	12/19/2023	4.000%	3 month CDOR	337,917	139,585
JPY	3,145,095	12/19/2023	1.250%	6 month JYOR	825,357	18,813
USD	10,940	12/19/2023	4.500%	3 month LIBOR	725,498	417,411
AUD	4,260	9/17/2024	4.500%	6 month BBSW	(1,921)	206,653
CHF	4,170	12/18/2024	6 month LIBOR	1.500%	(244,856)	25,371
EUR	7,150	12/18/2024	1.500%	6 month EURIBOR	146,778	41,425
GBP	6,200	12/18/2024	3.250%	6 month LIBOR	48,560	609,932
AUD	880	3/18/2025	3.500%	6 month BBSW	7,748	38,637
JPY	3,310,670	3/18/2025	0.500%	6 month JYOR	(279,017)	290,111
NZD	280	3/18/2025	4.500%	3 month NDBB	5,194	9,510
JPY	91,010	2/3/2045	1.750%	6 month JYOR	(2,701)	—
EUR	810	3/18/2045	2.250%	6 month EURIBOR	124,279	137,344
JPY	374,200	3/18/2045	1.500%	6 month JYOR	(7,365)	172,134
USD	2,640	3/18/2045	3.500%	3 month LIBOR	408,630	390,448

						$2,908,663

60

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
USD	5,200	8/4/2017	3 month LIBOR	2.195%	$(7,719)	$(37,299)
USD	10	3/18/2018	3 month LIBOR	1.500%	(37)	(98)
GBP	1,660	3/18/2020	6 month LIBOR	2.500%	(101,797)	(57,352)
USD	22,260	3/18/2020	3 month LIBOR	2.250%	(830,446)	(92,790)
USD	25,580	3/18/2022	3 month LIBOR	2.500%	(706,972)	(793,936)
GBP	11,465	12/19/2023	6 month LIBOR	3.750%	(1,225,604)	(462,071)
SEK	7,335	12/19/2023	3 month STIBOR	3.500%	(68,826)	(24,475)
GBP	2,650	9/17/2024	6 month LIBOR	3.250%	(26,104)	(258,985)
AUD	17,360	12/18/2024	6 month BBSW	4.500%	(668,831)	(143,479)
EUR	8,100	12/18/2024	6 month EURIBOR	2.000%	14,934	(452,588)
NOK	56,085	12/18/2024	6 month LIBOR	3.500%	(206,018)	(222,696)
EUR	3,800	3/18/2025	6 month EURIBOR	1.500%	(208,766)	(138,181)
GBP	7,530	3/18/2025	6 month LIBOR	3.000%	(911,798)	(746,511)
SEK	12,190	3/18/2025	3 month STIBOR	1.500%	(11,328)	(63,089)
USD	2,840	3/18/2025	3 month LIBOR	3.000%	(175,469)	(132,536)
USD	4,200	8/4/2026	3 month LIBOR	3.409%	(79,593)	(419,044)
USD	8,610	3/18/2030	3 month LIBOR	3.250%	(745,263)	(661,764)
USD	1,850	3/18/2035	3 month LIBOR	3.250%	(165,273)	(189,490)
EUR	340	2/3/2045	6 month EURIBOR	1.500%	5,571	(0)
USD	260	2/3/2045	3 month LIBOR	2.500%	(819)	(0)
GBP	3,110	3/18/2045	6 month LIBOR	3.250%	(772,822)	(930,142)

						$(5,826,526)

Net Unrealized Appreciation (Depreciation)					$(4,636,098)	$(2,917,863)

BBSW	— Bank Bill Swap Reference Rate
BZDIOVRA	— Brazil Interbank Deposit Rate
CDOR	— Canadian Dollar Offered Rate
EURIBOR	— Euro Interbank Offered Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KSDA	— Korea Securities Dealers Association Benchmark Yields
KWCDC	— South Korean Won 3 Month Certificate of Deposit Rates
LIBOR	— London Interbank Offered Rate
NDBB	— New Zealand Dollar Bank Bill
STIBOR	— Stockholm Interbank Offered Rate

Over the Counter Credit Default Swaps on Credit Indicies — Sell Protection@ (1)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at January 31., 2015(2)	Notional Amount(3)	Value at January 31, 2015(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment
Grade Index	1.000%	6/20/2016	Bank of America, N.A.	0.1879%	$2,100,000	$23,851	$829	$23,022
CDX North American Investment
Grade Index	1.000%	6/20/2016	Morgan Stanley & Co. International PLC	0.1879%	1,100,000	12,493	415	12,078

Total						$36,344	$1,244	$35,100

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection@ (1)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Implied Credit Spread at January 31., 2015(2)	Notional Amount(3)	Value at January 31, 2015(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment
Grade Index	1.000%	12/20/2019	0.6952%	$1,000,000	$14,312	$11,527	$2,785
iTraxx Europe Index	1.000%	12/20/2019	0.6000%	14,900,000	324,014	345,872	(21,858)
iTraxx Europe Senior Financial Index	1.000%	12/20/2019	0.6850%	2,125,000	36,264	44,217	(7,953)

Total					$374,590	$401,616	$(27,026)

61

SunAmerica Series Trust Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

@	Illiquid security. At January 31, 2015, the aggregate value of these securities was ($3,470,518) representing (0.7%) of net assets.
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$40,269,410	$—	$40,269,410
Corporate Bonds & Notes	—	67,951,483	—	67,951,483
Foreign Government Obligations	—	206,596,389	—	206,596,389
U.S. Government Agencies	—	35,194,517	—	35,194,517
U.S. Government Treasuries	—	101,355,814	—	101,355,814
Preferred Securities/Capital Securities	—	1,543,095	—	1,543,095
Short-Term Investment Securities:
Foreign Government Obligations	—	73,130	—	73,130
Registered Investment Companies	24,403,943	—	—	24,403,943

Total Investments at Value	$24,403,943	$452,983,838	$—	$477,387,781

Other Financial Instruments:+
Open Futures Contracts	5,267,663	—	—	5,267,663
Open Forward Foreign Currency Contracts	—	4,609,364	—	4,609,364
Over the Counter Interest Rate Swap Contracts	—	64,833	—	64,833
Centrally Cleared Interest Rate Swap Contracts	—	2,908,663	—	2,908,663
Over the Counter Credit Default Swaps on Credit Indices-Sell Protection	—	35,100	—	35,100
Centrally Cleared Credit Default Swaps on Credit Indicies-Sell Protection	—	2,785	—	2,785

Total Other Financial Instruments	$5,267,663	$7,620,745	$—	$12,888,408

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	122,094	—	—	122,094
Open Forward Foreign Currency Contracts	—	4,201,487	—	4,201,487
Over the Counter Interest Rate Swap Contracts	—	625,562	—	625,562
Centrally Cleared Interest Rate Swap Contracts	—	5,826,526	—	5,826,526
Centrally Cleared Credit Default Swaps on Credit Indicies-Sell Protection	—	29,811	—	29,811

Total Other Financial Instruments	$122,094	$10,683,386	$—	$10,805,480

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

62

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Oil Companies-Exploration & Production	8.0%
Medical-Hospitals	5.2
Repurchase Agreements	5.1
Telephone-Integrated	2.7
Casino Hotels	2.6
Finance-Leasing Companies	2.5
Pipelines	2.4
Cable/Satellite TV	2.3
Telecom Services	2.1
Medical-Drugs	2.1
Real Estate Investment Trusts	2.0
Independent Power Producers	1.8
Airlines	1.8
Cellular Telecom	1.7
Containers-Paper/Plastic	1.5
Containers-Metal/Glass	1.4
Building Products-Cement	1.4
Publishing-Periodicals	1.4
Steel-Producers	1.3
Coal	1.2
Publishing-Newspapers	1.2
Retail-Restaurants	1.1
Finance-Consumer Loans	1.1
Chemicals-Specialty	1.1
Aerospace/Defense-Equipment	1.0
Printing-Commercial	1.0
Cruise Lines	1.0
Oil Refining & Marketing	1.0
Food-Meat Products	0.9
Specified Purpose Acquisitions	0.9
Chemicals-Diversified	0.9
Semiconductor Equipment	0.9
Commercial Services-Finance	0.9
Real Estate Operations & Development	0.8
Internet Connectivity Services	0.8
Auto-Heavy Duty Trucks	0.8
Investment Management/Advisor Services	0.8
Paper & Related Products	0.8
Food-Retail	0.8
Food-Dairy Products	0.8
Enterprise Software/Service	0.8
Diversified Banking Institutions	0.7
Wire & Cable Products	0.7
Web Hosting/Design	0.7
Finance-Auto Loans	0.7
Retail-Regional Department Stores	0.7
Computer Services	0.7
Special Purpose Entities	0.7
Oil-Field Services	0.7
Shipbuilding	0.6
Consulting Services	0.6
Electric-Generation	0.6
Hazardous Waste Disposal	0.6
Financial Guarantee Insurance	0.6
Casino Services	0.6
E-Commerce/Services	0.6
Building-Residential/Commercial	0.6
Satellite Telecom	0.6
Insurance Brokers	0.5
Security Services	0.5
Retail-Appliances	0.5
Auto/Truck Parts & Equipment-Original	0.5
Television	0.5

Alternative Waste Technology	0.5%
Oil & Gas Drilling	0.5
Finance-Commercial	0.5
Medical Products	0.5
Retail-Computer Equipment	0.5
Real Estate Management/Services	0.5
Distribution/Wholesale	0.5
Building & Construction-Misc.	0.5
Medical-HMO	0.5
X-Ray Equipment	0.5
Electronic Components-Semiconductors	0.5
Transport-Rail	0.5
Diversified Minerals	0.4
Storage/Warehousing	0.4
Music	0.4
Transport-Equipment & Leasing	0.4
Advertising Services	0.4
Metal-Aluminum	0.4
Chemicals-Plastics	0.4
Cosmetics & Toiletries	0.4
Insurance-Life/Health	0.3
Semiconductor Components-Integrated Circuits	0.3
Aerospace/Defense	0.3
Electric-Distribution	0.3
Transport-Services	0.3
Food-Wholesale/Distribution	0.3
Advertising Sales	0.3
Decision Support Software	0.3
Apparel Manufacturers	0.3
Finance-Other Services	0.3
Auto-Cars/Light Trucks	0.3
Mining Services	0.3
Retail-Music Store	0.2
Energy-Alternate Sources	0.2
Travel Services	0.2
Computer Software	0.2
Metal-Copper	0.2
Theaters	0.2
Firearms & Ammunition	0.2
Retail-Apparel/Shoe	0.1
Rental Auto/Equipment	0.1
Power Converter/Supply Equipment	0.1
Electric-Integrated	0.1

98.0%

Credit Quality#†

Baa	0.6%
Ba	29.1
B	49.5
Caa	16.3
Not Rated@	4.5

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

63

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 75.6%
Advertising Sales — 0.3%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	$1,390,000	$1,438,650

Advertising Services — 0.4%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	2,327,000	1,972,133

Aerospace/Defense-Equipment — 1.0%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	2,504,000	2,510,260
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	2,389,000	2,436,780

		4,947,040

Airlines — 1.2%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	2,100,000	2,142,000
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016(1)	176,425	178,851
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/2017	158,540	168,052
United Airlines Pass Through Trust Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,900,000	1,890,500
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	1,361,000	1,398,427

		5,777,830

Alternative Waste Technology — 0.5%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	2,451,000	2,475,510

Apparel Manufacturers — 0.3%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	1,868,000	1,401,000

Auto-Cars/Light Trucks — 0.3%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	1,202,000	1,337,225

Auto-Heavy Duty Trucks — 0.8%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,170,000	2,332,750
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	1,675,000	1,716,875

		4,049,625

Security Description	Principal Amount	Value (Note 2)

Auto/Truck Parts & Equipment-Original — 0.5%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	$2,415,000	$2,505,563

Building & Construction-Misc. — 0.5%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	2,412,000	2,279,340

Building Products-Cement — 1.4%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	2,225,000	2,094,837
Headwaters, Inc. Company Guar. Notes 7.25% due 01/15/2019	1,371,000	1,432,695
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	3,293,000	3,424,720

		6,952,252

Building-Residential/Commercial — 0.6%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,975,000	2,083,625
Standard Pacific Corp. Company Guar. Notes 5.88% due 11/15/2024	717,000	711,623

		2,795,248

Cable/Satellite TV — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,110,000	2,220,775
CCOH Safari LLC Company Guar. Notes 5.50% due 12/01/2022	2,390,000	2,422,862
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	1,599,000	1,571,018
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,071,000	1,076,355

		7,291,010

Casino Hotels — 2.1%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	1,938,000	1,908,930
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	1,713,000	1,533,135
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*	2,068,000	1,757,800
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	2,412,000	2,255,220

64

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Casino Hotels (continued)
Seminole Hard Rock Entertainment, Inc. /Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	$2,750,000	$2,743,125

		10,198,210

Casino Services — 0.6%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	1,467,000	1,483,504
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022*	1,436,000	1,317,530

		2,801,034

Cellular Telecom — 1.7%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	3,231,000	3,255,232
Sprint Nextel Corp. Senior Notes 6.00% due 11/15/2022	1,750,000	1,631,875
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	1,000,000	1,017,500
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	2,600,000	2,697,500

		8,602,107

Chemicals-Diversified — 0.4%
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	1,353,000	1,359,765
Olin Corp. Senior Notes 5.50% due 08/15/2022	734,000	735,835

		2,095,600

Chemicals-Plastics — 0.4%
PolyOne Corp. Senior Notes 5.25% due 03/15/2023	1,873,000	1,901,095

Chemicals-Specialty — 1.1%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	2,425,000	2,364,375
W.R. Grace & Co. Company Guar. Notes 5.13% due 10/01/2021*	1,581,000	1,644,240
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	1,131,000	1,212,997

		5,221,612

Coal — 1.2%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	1,246,000	1,202,390

Security Description	Principal Amount	Value (Note 2)

Coal (continued)
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	$2,598,000	$2,481,090
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	2,095,000	2,157,850

		5,841,330

Commercial Services-Finance — 0.9%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	1,330,000	1,303,400
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	3,179,000	3,027,997
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	1,000	1,065

		4,332,462

Computer Services — 0.3%
Compiler Finance Sub, Inc. Senior Notes 7.00% due 05/01/2021*	1,834,000	1,577,240

Consulting Services — 0.6%
FTI Consulting, Inc. Company Guar. Notes 6.00% due 11/15/2022	1,400,000	1,471,750
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020	1,530,000	1,604,588

		3,076,338

Containers-Metal/Glass — 1.4%
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	1,151,000	1,212,866
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	3,891,000	4,319,010
Owens-Brockway Glass Container, Inc. Senior Notes 5.00% due 01/15/2022*	1,537,000	1,596,559

		7,128,435

Containers-Paper/Plastic — 1.5%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	3,343,000	2,874,980
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	1,220,000	1,253,550
PaperWorks Industries, Inc. Senior Sec. Notes 9.50% due 08/15/2019*	1,428,000	1,420,860
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,788,000	1,828,230

		7,377,620

65

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cosmetics & Toiletries — 0.4%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	$2,000,000	$1,840,000

Decision Support Software — 0.3%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	1,356,000	1,413,630

Distribution/Wholesale — 0.5%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	910,000	866,775
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	1,455,000	1,414,988

		2,281,763

E-Commerce/Services — 0.6%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	2,703,000	2,797,605

Electric-Generation — 0.6%
AES Corp. Senior Notes 5.50% due 03/15/2024	2,391,000	2,396,978
AES Corp. Senior Notes 8.00% due 10/15/2017	152,000	170,050
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. 9.24% due 07/02/2017	455,426	473,643

		3,040,671

Electric-Integrated — 0.1%
Mirant Mid Atlantic LLC Pass Through Trust Pass Through Certs. 9.13% due 06/30/2017	259,337	278,788

Electronic Components-Semiconductors — 0.5%
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	2,226,000	2,248,260

Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	1,165,000	1,189,756

Enterprise Software/Service — 0.8%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	2,163,000	1,889,921
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	1,826,000	1,912,735

		3,802,656

Finance-Auto Loans — 0.7%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	972,000	962,280

Security Description	Principal Amount	Value (Note 2)

Finance-Auto Loans (continued)
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	$1,180,000	$1,222,775
General Motors Acceptance Corp. Senior Notes 8.00% due 11/01/2031	881,000	1,151,908

		3,336,963

Finance-Commercial — 0.5%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	1,980,000	1,786,950
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	677,000	636,380

		2,423,330

Finance-Consumer Loans — 1.1%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	3,183,000	2,828,891
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	2,455,000	2,537,856

		5,366,747

Finance-Leasing Companies — 1.1%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	2,500,000	2,693,750
Air Lease Corp. Senior Notes 5.63% due 04/01/2017	925,000	987,437
Aircastle Ltd. Senior Notes 5.50% due 02/15/2022	1,539,000	1,585,478

		5,266,665

Finance-Other Services — 0.3%
Cogent Communications Finance, Inc. Company Guar. Notes 5.63% due 04/15/2021*	1,407,000	1,375,343

Firearms & Ammunition — 0.2%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	900,000	760,500

Food-Dairy Products — 0.2%
WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	848,000	894,640

Food-Meat Products — 0.9%
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	2,079,000	2,073,802
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	767,000	740,155
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	1,808,000	1,862,240

		4,676,197

66

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food-Retail — 0.8%
Albertson’s Holdings LLC/Saturn Acquisition Merger Sub, Inc. Senior Sec. Notes 7.75% due 10/15/2022*	$2,316,000	$2,382,701
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	1,433,000	1,479,572

		3,862,273

Food-Wholesale/Distribution — 0.3%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	1,504,000	1,492,720

Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC/Waterford Gaming Financial Corp. Senior Notes 8.63% due 09/15/2014*(1)(2)(3)†	682,555	138,013

Independent Power Producers — 1.8%
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	1,234,000	1,323,465
Calpine Corp. Senior Sec. Notes 7.88% due 01/15/2023*	814,000	911,680
Dynegy Finance I, Inc./Dynegy Finance II, Inc. Senior Sec. Notes 7.38% due 11/01/2022*	2,275,000	2,348,937
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	1,414,000	1,403,395
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	1,289,000	1,324,448
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,635,000	1,784,194

		9,096,119

Insurance Brokers — 0.5%
USI, Inc. Senior Notes 7.75% due 01/15/2021*	2,750,000	2,684,688

Insurance-Life/Health — 0.3%
American Equity Investment Life Holding Co. Senior Notes 6.63% due 07/15/2021	1,600,000	1,704,000

Internet Connectivity Services — 0.8%
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023*	4,163,000	4,183,815

Investment Management/Advisor Services — 0.8%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	2,646,000	2,646,000
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	1,268,000	1,309,210

		3,955,210

Security Description	Principal Amount	Value (Note 2)

Medical Products — 0.5%
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	$2,728,000	$2,387,000

Medical-Drugs — 0.6%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	2,296,000	2,330,440
Endo Finance LLC Company Guar. Notes 6.00% due 02/01/2025*	477,000	487,434

		2,817,874

Medical-HMO — 0.5%
Centene Corp. Senior Notes 4.75% due 05/15/2022	2,240,000	2,273,600

Medical-Hospitals — 4.7%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	4,017,000	4,187,722
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	1,100,000	1,111,000
HCA, Inc. Senior Notes 4.75% due 05/01/2023	1,370,000	1,435,075
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	572,000	587,730
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	1,372,000	1,529,780
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	1,701,000	1,845,585
HCA, Inc. Company Guar. Notes 7.19% due 11/15/2015	675,000	702,135
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	3,339,000	3,272,220
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	2,175,000	2,278,312
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	3,099,000	3,176,475
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	1,505,000	1,629,163
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,442,000	1,369,900

		23,125,097

Metal-Aluminum — 0.4%
Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	1,801,000	1,965,984

Music — 0.4%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	2,290,000	2,169,775

67

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling — 0.2%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	$1,000,000	$962,500

Oil Companies-Exploration & Production — 6.9%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	1,469,000	1,175,200
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	1,340,000	924,600
Berry Petroleum Co. LLC Senior Notes 6.75% due 11/01/2020	1,492,000	1,096,620
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	790,000	458,200
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	1,105,000	640,900
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	2,900,000	2,751,375
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	2,160,000	1,873,800
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	3,162,000	2,110,635
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	3,259,000	2,933,100
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021*	1,957,000	1,526,460
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	1,940,000	1,741,150
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	2,774,000	2,399,510
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	1,595,000	1,315,875
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	2,215,000	1,838,450
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	1,645,000	1,266,650
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	312,000	268,320

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Exploration & Production (continued)
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022	$2,510,000	$2,422,150
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	2,460,000	2,318,550
Rosetta Resources, Inc. Company Guar. Notes 5.88% due 06/01/2024	1,055,000	962,687
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023*	2,231,000	1,974,435
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	671,000	236,528
Talos Production LLC/Talos Production Finance, Inc. Company Guar. Notes 9.75% due 02/15/2018*	1,185,000	1,019,100
Triangle USA Petroleum Corp. Senior Notes 6.75% due 07/15/2022*	1,167,000	822,735

		34,077,030

Oil Refining & Marketing — 1.0%
Calumet Specialty Products Partners LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021*	2,240,000	1,937,600
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	2,636,000	2,787,570

		4,725,170

Oil-Field Services — 0.7%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	1,102,000	1,049,655
Exterran Partners LP/EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021	1,350,000	1,154,250
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	975,000	1,048,125

		3,252,030

Paper & Related Products — 0.8%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	1,800,000	1,755,000
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	2,126,000	2,163,205

		3,918,205

Pipelines — 2.4%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	1,830,000	1,949,865

68

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020	$1,250,000	$1,259,375
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,425,000	1,585,597
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	1,674,000	1,514,970
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,099,000	1,055,040
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	1,125,000	1,125,000
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	999,000	1,035,214
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	1,860,000	1,897,200
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	614,000	623,210

		12,045,471

Printing-Commercial — 1.0%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	2,209,000	2,233,851
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	2,750,000	2,612,500

		4,846,351

Publishing-Newspapers — 1.2%
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020	848,000	873,440
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	2,687,000	2,777,686
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	1,910,000	2,015,050

		5,666,176

Publishing-Periodicals — 1.4%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	3,070,000	3,162,100
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	3,650,000	3,522,250

		6,684,350

Security Description	Principal Amount	Value (Note 2)

Real Estate Investment Trusts — 2.0%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	$2,659,000	$2,705,532
Geo Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	2,598,000	2,585,010
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	2,324,000	2,283,330
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 5.50% due 02/01/2021	1,915,000	2,025,113

		9,598,985

Real Estate Management/Services — 0.5%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,280,000	2,306,904

Real Estate Operations & Development — 0.4%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	2,158,000	2,201,160

Rental Auto/Equipment — 0.1%
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	538,000	558,848

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	615,000	694,950

Retail-Appliances — 0.5%
Conn’s, Inc. Senior Notes 7.25% due 07/15/2022*	3,077,000	2,561,603

Retail-Computer Equipment — 0.5%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*	2,282,000	2,321,935

Retail-Music Store — 0.2%
Guitar Center, Inc. Senior Sec. Notes 6.50% due 04/15/2019*	1,450,000	1,192,625

Retail-Regional Department Stores — 0.7%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	4,080,000	3,325,200

Retail-Restaurants — 1.1%
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*	2,167,000	2,329,525
PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	3,185,000	3,177,037

		5,506,562

69

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007(1)(2)(3)(4)†	$750,000	$0

Semiconductor Equipment — 0.9%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	4,350,000	4,393,500

Shipbuilding — 0.6%
Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	1,479,000	1,534,463
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	1,441,000	1,549,075

		3,083,538

Specified Purpose Acquisitions — 0.9%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	4,550,000	4,646,687

Steel-Producers — 0.9%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	2,681,000	2,278,850
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	2,014,000	2,059,315

		4,338,165

Storage/Warehousing — 0.4%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	2,082,000	2,191,305

Telecom Services — 0.7%
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022*	2,034,000	2,003,490
Consolidated Communications, Inc. Company Guar. Notes 10.88% due 06/01/2020	1,375,000	1,550,313

		3,553,803

Telephone-Integrated — 2.7%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	2,231,000	2,348,127
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	1,025,000	1,078,172
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,105,000	1,238,981
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	1,824,000	2,105,261
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	4,450,000	4,550,125
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	1,864,000	1,717,210

		13,037,876

Security Description	Principal Amount	Value (Note 2)

Television — 0.4%
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	$1,941,000	$2,008,935

Theaters — 0.2%
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	871,000	884,065

Transport-Equipment & Leasing — 0.4%
Aviation Capital Group Corp. Senior Notes 4.63% due 01/31/2018*	732,000	757,903
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	1,646,000	1,407,330

		2,165,233

Transport-Rail — 0.5%
Florida East Coast Holdings Corp. Senior Sec. Notes 6.75% due 05/01/2019*	2,257,000	2,228,788

Transport-Services — 0.3%
Era Group, Inc. Company Guar. Notes 7.75% due 12/15/2022	1,565,000	1,502,400

Travel Services — 0.2%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	1,074,000	1,149,180

Web Hosting/Design — 0.7%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	2,250,000	2,295,000
Equinix, Inc. Senior Notes 5.38% due 01/01/2022	1,141,000	1,180,935

		3,475,935

Wire & Cable Products — 0.7%
Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,782,000	1,824,322
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	2,300,000	1,863,000

		3,687,322

X-Ray Equipment — 0.5%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020	2,167,000	2,261,806

Total U.S. Corporate Bonds & Notes (cost $383,926,201)		371,279,784

FOREIGN CORPORATE BONDS & NOTES — 13.0%
Airlines — 0.6%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	3,033,000	3,218,771

70

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.8%
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	$2,104,000	$2,152,182
Unitymedia Hessen GmbH & Co. KG Senior Notes 5.00% due 01/15/2025*	523,000	533,460
Unitymedia Hessen GmbH & Co. KG Senior Sec. Notes 5.50% due 01/15/2023*	1,016,000	1,054,100

		3,739,742

Casino Hotels — 0.5%
Wynn Macau, Ltd. Senior Notes 5.25% due 10/15/2021*	2,700,000	2,627,438

Chemicals-Diversified — 0.5%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	2,300,000	2,386,250

Cruise Lines — 1.0%
NCL Corp, Ltd. Senior Notes 5.25% due 11/15/2019*	2,291,000	2,319,637
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	1,200,000	1,281,000
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027	1,000,000	1,162,500

		4,763,137

Diversified Minerals — 0.4%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	2,800,000	2,198,000

Finance-Leasing Companies — 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust Company Guar. Notes 3.75% due 05/15/2019*	1,030,000	1,037,725
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	441,000	450,922
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,065,000	2,230,200
Fly Leasing, Ltd. Senior Notes 6.75% due 12/15/2020	1,190,000	1,198,925
Milestone Aviation Group, Ltd. Senior Notes 8.63% due 12/15/2017*	1,579,000	1,752,690

		6,670,462

Hazardous Waste Disposal — 0.6%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	3,300,000	2,912,250

Security Description	Principal Amount	Value (Note 2)

Medical-Drugs — 1.5%
Grifols Worldwide Operations, Ltd. Senior Notes 5.25% due 04/01/2022*	$3,058,000	$3,103,870
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	1,102,000	1,129,550
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	3,258,000	3,347,595

		7,581,015

Metal-Copper — 0.2%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	1,079,000	900,965

Mining Services — 0.3%
Consolidated Minerals, Ltd. Senior Sec. Notes 8.00% due 05/15/2020*	1,801,000	1,304,599

Oil & Gas Drilling — 0.3%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	1,982,000	1,481,545

Oil Companies-Exploration & Production — 0.9%
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	1,621,000	1,406,218
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	1,239,000	1,102,710
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	2,000,000	1,810,000

		4,318,928

Real Estate Operations & Development — 0.4%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	2,250,000	2,188,125

Satellite Telecom — 0.6%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	2,775,000	2,740,313

Security Services — 0.5%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	2,690,000	2,622,750

Special Purpose Entities — 0.7%
Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*	3,390,000	3,254,400
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015*(1)(2)(3)(5)†	1,210,000	0

		3,254,400

71

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Steel-Producers — 0.4%
ArcelorMittal Senior Notes 7.00% due 02/25/2022	$1,000,000	$1,062,500
ArcelorMittal Senior Notes 7.50% due 03/01/2041	905,000	928,756

		1,991,256

Telecom Services — 1.4%
Altice Financing SA Senior Notes 5.63% due 04/30/2043*	1,214,000	1,214,000
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	2,653,000	2,706,060
Altice SA Senior Sec. Notes 7.75% due 05/15/2022*	2,748,000	2,844,180
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2021	287,000	298,480

		7,062,720

Total Foreign Corporate Bonds & Notes (cost $67,796,914)		63,962,666

LOANS(10)(11) — 2.2%
Aerospace/Defense — 0.3%
SI Organization, Inc. FRS BTL 5.75% due 11/23/2019	1,455,219	1,447,943
SI Organization, Inc. FRS BTL-Delayed Draw 5.75% due 11/23/2019	96,728	96,245

		1,544,188

Beverages-Non-alcoholic — 0.0%
Le-Natures, Inc. Escrow Loans 7.00% due 03/01/2011†(1)(2)	1,200,000	0

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)(2)	2,037,810	0

Computer Services — 0.4%
Sungard Availability Services Capital, Inc. FRS BTL 6.00% due 03/31/2019	2,056,532	1,722,345

Computer Software — 0.2%
Vertafore, Inc. FRS BTL-1st Lien 4.25% due 10/20/2019	969,560	961,077

Electric-Distribution — 0.3%
Cedar Bay Generating Co. LP FRS BTL 6.25% due 04/23/2020	1,567,703	1,544,187

Medical-Hospitals — 0.5%
Ardent Medical Services, Inc. FRS BTL 6.75% due 07/02/2018	2,200,437	2,196,999

Security Description	Shares/ Principal Amount	Value (Note 2)

Oil Companies-Exploration & Production — 0.2%
American Energy-Marcellus LLC FRS 2nd Lien 8.50% due 08/04/2021	$597,386	$443,559
Sabine Oil & Gas LLC FRS BTL 8.75% due 12/31/2018	917,028	582,313

		1,025,872

Semiconductor Components-Integrated Circuits — 0.3%
SunEdison Semiconductor, Ltd. FRS 1st Lien 6.50% due 05/27/2019	1,664,112	1,639,150

Total Loans (cost $12,376,270)		10,633,818

COMMON STOCKS — 0.2%
Power Converter/Supply Equipment — 0.1%
TPT Acquisition, Inc.†(1)(2)	21,500	322,500

Television — 0.1%
ION Media Networks, Inc.†(1)(2)(6)	822	483,837

Total Common Stocks (cost $322,508)		806,337

PREFERRED SECURITIES — 0.3%
Diversified Banking Institutions — 0.3%
Citigroup, Inc. Series J 7.13% (cost $1,279,375)	51,175	1,386,843

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.6%
Diversified Banking Institutions — 0.4%
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(7)	2,263,000	2,307,552

Financial Guarantee Insurance — 0.6%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	3,314,000	2,808,615

Food-Dairy Products — 0.6%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	2,850,000	2,949,750

Total Preferred Securities/Capital Securities (cost $7,480,928)		8,065,917

Total Long-Term Investment Securities (cost $473,182,196)		456,135,365

REPURCHASE AGREEMENTS — 5.1%
State Street Bank & Trust Co. Joint Repurchase Agreement(8) (cost $25,234,000)	$25,234,000	25,234,000

TOTAL INVESTMENTS (cost $498,416,196)(9)	98.0%	481,369,365
Other assets less liabilities	2.0	9,975,300

NET ASSETS	100.0%	$491,344,665

72

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2015, the aggregate value of these securities was $204,710,482 representing 41.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At January 31, 2015, the aggregate value of these securities was $944,350 representing 0.2% of net assets.
(3)	Security in default of interest and principal at maturity.
(4)	Company has filed for Chapter 7 bankruptcy.
(5)	Company has filed for bankruptcy protection in country of issuance.
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2015, the High-Yield Bond Portfolio held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc	03/05/2014	822	$8	$483,837	$588.61	0.10%

(7)	Perpetual maturity — maturity date reflects the next call date.
(8)	See Note 2 for details of Joint Repurchase Agreements.
(9)	See Note 3 for cost of investments on a tax basis.

73

SunAmerica Series Trust High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

BTL — Bank Term Loan

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes
Airlines	$—	$5,598,979	$178,851	$5,777,830
Electric-Integrated	—	—	278,788	278,788
Gambling (Non-Hotel)	—	—	138,013	138,013
Rubber/Plastic Products	—	—	0	—
Other Industries	—	365,085,153	0	365,085,153
Foreign Corporate Bonds & Notes
Special Purpose Entities	—	3,254,400	0	3,254,400
Other Industries	—	60,708,266	—	60,708,266
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Other Industries	—	10,633,818	—	10,633,818
Common Stocks	—	—	806,337	806,337
Preferred Securities	1,386,843	—	—	1,386,843
Preferred Securities/Capital Securities	—	8,065,917	—	8,065,917
Repurchase Agreements	—	25,234,000	—	25,234,000

Total Investments at Value	$1,386,843	$478,580,533	$1,401,989	$481,369,365

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

74

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio†

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

United States Treasury Notes	38.9%
United States Treasury Bonds	10.3
Time Deposits	10.0
Federal National Mtg. Assoc.	8.7
Diversified Financial Services	3.7
Diversified Banking Institutions	3.5
Commercial Paper	3.4
Electric-Integrated	1.8
Banks-Commercial	1.7
Pipelines	1.6
Federal Home Loan Mtg. Corp.	1.3
Government National Mtg. Assoc.	1.3
Finance-Auto Loans	1.0
Real Estate Investment Trusts	0.8
Small Business Administration	0.8
Oil Companies-Integrated	0.8
Telephone-Integrated	0.7
Chemicals-Diversified	0.7
Cable/Satellite TV	0.6
Banks-Super Regional	0.6
Oil-Field Services	0.6
Food-Meat Products	0.6
Insurance-Life/Health	0.5
Medical-Drugs	0.5
Auto-Cars/Light Trucks	0.5
Cellular Telecom	0.4
Banks-Money Center	0.4
Oil Companies-Exploration & Production	0.3
Medical-Biomedical/Gene	0.3
Building Products-Cement	0.3
Tobacco	0.3
Municipal Bonds & Notes	0.3
Retail-Drug Store	0.3
Food-Retail	0.3
Broadcast Services/Program	0.2
Retail-Apparel/Shoe	0.2
Multimedia	0.2
Insurance-Mutual	0.2
Finance-Investment Banker/Broker	0.2
Agricultural Chemicals	0.2
Gold Mining	0.2
Rental Auto/Equipment	0.2
Home Decoration Products	0.2
Sovereign	0.2
Insurance Brokers	0.2
Banks-Fiduciary	0.2
Paper & Related Products	0.2
Containers-Paper/Plastic	0.2
Metal-Copper	0.2
Steel-Producers	0.2
Retail-Discount	0.2
Metal-Diversified	0.2
Medical Instruments	0.2
Food-Confectionery	0.2
Television	0.1
Medical Products	0.1
Chemicals-Specialty	0.1
Retail-Bedding	0.1
Resolution Funding Corp	0.1
Diversified Minerals	0.1
Aerospace/Defense	0.1

Food-Misc./Diversified	0.1%
Insurance-Multi-line	0.1
Internet Security	0.1
Satellite Telecom	0.1
Gas-Transportation	0.1
Cruise Lines	0.1
Diagnostic Equipment	0.1
Finance-Consumer Loans	0.1
Building & Construction Products-Misc.	0.1
Web Hosting/Design	0.1
Radio	0.1
Building-Heavy Construction	0.1
Retail-Restaurants	0.1
Security Services	0.1
Transport-Marine	0.1
Food-Wholesale/Distribution	0.1
Transport-Rail	0.1
Medical Labs & Testing Services	0.1
Gas-Distribution	0.1
Enterprise Software/Service	0.1
Petrochemicals	0.1
Brewery	0.1
E-Commerce/Products	0.1
Finance-Credit Card	0.1
Pharmacy Services	0.1
Medical-Generic Drugs	0.1
Instruments-Scientific	0.1
Machinery-Construction & Mining	0.1
Machinery-Farming	0.1
Regional Authority	0.1

105.5%

Credit Quality**#

Aaa	66.6%
Aa	2.2
A	6.7
Baa	17.0
Ba	3.5
B	1.1
Not Rated@	2.9

100.0%

†	See Note 1.
*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
**	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

75

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio†

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 3.1%
Diversified Financial Services — 3.1%
Academic Loan Funding Trust FRS Series 2013-1A, Class A 0.97% due 12/26/2044*	$505,788	$504,317
Ally Auto Receivables Trust Series 2014-1, Class A2 0.48% due 02/15/2017(6)	1,930,764	1,929,594
American Credit Acceptance Receivables Trust Series 2014-4, Class A 1.33% due 07/10/2018*	676,588	677,244
Ameriquest Mtg. Securities, Inc. FRS Pass Through Certs. Series 2005-R11, Class M1 0.62% due 01/25/2036	1,200,000	1,090,535
Banc of America Commercial Mtg. Trust Series 2007-3, Class A5 5.38% due 06/10/2049(1)	700,000	757,362
Chesapeake Funding LLC FRS Series 2013-1A, Class A 0.62% due 01/07/2025*	2,685,670	2,683,465
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class AMFX 5.37% due 12/11/2049(1)	2,600,000	2,728,105
COBALT Commercial Mtg. Trust VRS Series 2007-C3, Class A4 5.77% due 05/15/2046(1)	1,685,216	1,834,009
CPS Auto Receivables Trust Series 2014-C, Class C 3.77% due 08/17/2020*	720,000	728,752
Credit Acceptance Auto Loan Trust Series 2012-2A, Class A 1.52% due 03/16/2020*	422,216	423,215
Credit Suisse Commercial Mtg. Trust VRS Series 2006-C2, Class A1A 5.68% due 03/15/2039(1)	964,740	1,000,960
Exeter Automobile Receivables Trust Series 2014-3A, Class A 1.32% due 01/15/2019*	895,629	894,196
First Investors Auto Owner Trust Series 2013-1A, Class A2 0.90% due 10/15/2018*	906,181	906,288
Ford Credit Auto Owner Trust Series 2014-C, Class A3 1.06% due 05/15/2019	720,000	721,596
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	1,800,000	1,839,321
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	1,800,000	1,836,758
GS Mtg. Securities Trust VRS Series 2007-GG10, Class A4 5.80% due 08/10/2045(1)	4,151,848	4,511,407
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 0.67% due 09/25/2035(2)	23,011	21,216
Hertz Fleet Lease Funding LP FRS Series 2013-3, Class A 0.72% due 12/10/2027*	1,710,767	1,711,358

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
IndyMac INDX Mtg. Loan Trust FRS Series 2005-AR1, Class 1A1 2.49% due 03/25/2035(2)	$410,794	$403,425
John Deere Owner Trust Series 2012-B, Class A4 0.69% due 01/15/2019	720,000	719,438
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class AM 5.80% due 06/15/2049(1)	4,300,000	4,537,614
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A4 5.80% due 06/15/2049(1)	2,100,000	2,261,269
Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A1 0.18% due 07/15/2015	286,594	286,594
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.75% due 06/12/2050(1)	4,100,000	4,436,331
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class AM 5.70% due 04/15/2049	6,750,000	7,083,004
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	720,000	726,071
OneMain Financial Issuance Trust Series 2014-2A, Class A 2.47% due 09/18/2024*	720,000	720,562
OneMain Financial Issuance Trust Series 2014-2A, Class B 3.02% due 09/18/2024*	720,000	717,862
OneMain Financial Issuance Trust Series 2014-1A, Class B 3.24% due 06/18/2024*	720,000	725,681
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	952,806	953,380
SpringCastle America Funding LLC Series 2014-AA, Class B 4.61% due 10/25/2027*	1,080,000	1,108,638
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A2 0.42% due 03/20/2017	1,790,348	1,789,472
Wachovia Bank Commercial Mtg. Trust VRS Series 2007, Class A3 5.72% due 06/15/2049(1)	4,200,000	4,521,313
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR6, Class 2A1A 0.40% due 04/25/2045(2)	116,030	107,907

Total Asset Backed Securities (cost $58,058,041)		57,898,259

U.S. CORPORATE BONDS & NOTES — 20.7%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/2019*	1,900,000	2,229,226
Raytheon Co. Senior Notes 3.15% due 12/15/2024	180,000	189,006

		2,418,232

76

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio†

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Agricultural Chemicals — 0.2%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	$1,200,000	$1,377,842
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/2020	450,000	545,188
Monsanto Co. Senior Notes 2.75% due 07/15/2021	180,000	185,850
Monsanto Co. Senior Notes 3.38% due 07/15/2024	180,000	190,448
Monsanto Co. Senior Notes 4.20% due 07/15/2034	180,000	202,262
Mosaic Co. Senior Notes 3.75% due 11/15/2021	270,000	289,098
Mosaic Co. Senior Notes 4.25% due 11/15/2023	540,000	593,955

		3,384,643

Auto-Cars/Light Trucks — 0.5%
American Honda Finance Corp. Senior Notes 1.55% due 12/11/2017	360,000	364,101
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	600,000	606,376
Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	1,080,000	1,098,929
Ford Motor Credit Co. LLC FRS Senior Notes 0.76% due 09/08/2017	800,000	792,429
Ford Motor Credit Co. LLC Senior Notes 2.15% due 01/09/2018	2,200,000	2,226,116
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	1,170,000	1,290,024
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,200,000	1,309,236
General Motors Co. Senior Notes 5.20% due 04/01/2045	1,200,000	1,338,811
Toyota Motor Credit Corp. Senior Notes 2.13% due 07/18/2019	360,000	370,268

		9,396,290

Banks-Commercial — 0.8%
BB&T Corp. Senior Notes 2.25% due 02/01/2019	270,000	276,099
BB&T Corp. Senior Notes 2.45% due 01/15/2020	450,000	460,566
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	2,100,000	2,227,890

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Discover Bank Sub. Notes 7.00% due 04/15/2020	$2,600,000	$3,131,409
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	463,181
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	1,000,000	1,000,614
PNC Bank NA Senior Notes 2.20% due 01/28/2019	450,000	459,290
PNC Bank NA Sub. Notes 3.80% due 07/25/2023	2,500,000	2,651,327
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	2,200,000	2,195,274
US Bank NA Senior Notes 2.80% due 01/27/2025	1,000,000	1,020,914

		13,886,564

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 3.40% due 05/15/2024	2,640,000	2,807,397
State Street Corp. Sub. Notes 3.10% due 05/15/2023	540,000	552,708

		3,360,105

Banks-Super Regional — 0.6%
Capital One Financial Corp. Senior Notes 2.45% due 04/24/2019	270,000	273,603
Capital One Financial Corp. Senior Notes 3.50% due 06/15/2023	630,000	654,574
Capital One Financial Corp. Senior Notes 4.75% due 07/15/2021	540,000	609,307
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	3,300,000	3,544,903
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	360,000	373,246
KeyCorp Senior Notes 5.10% due 03/24/2021	450,000	519,752
US Bancorp Senior Notes 2.20% due 04/25/2019	360,000	368,310
Wells Fargo & Co. Senior Notes 2.13% due 04/22/2019	1,800,000	1,824,631
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,502,729
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	450,000	476,376

77

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio†

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	$450,000	$496,785

		10,644,216

Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.63% due 01/17/2023	900,000	902,919
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/2022*	450,000	480,695

		1,383,614

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 4.95% due 05/15/2042	2,100,000	2,315,855

Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	2,100,000	2,247,000

Building Products-Cement — 0.3%
Cemex Finance LLC Senior Sec. Notes 9.38% due 10/12/2022	2,000,000	2,201,900
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,000,000	3,242,364

		5,444,264

Cable/Satellite TV — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,100,000	2,210,250
Comcast Corp. Company Guar. Notes 3.13% due 07/15/2022	900,000	947,735
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	2,630,000	2,950,305
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	450,000	449,343
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	360,000	395,816
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. Company Guar. Notes 3.95% due 01/15/2025	180,000	188,912
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. Company Guar. Notes 4.60% due 02/15/2021	630,000	691,368
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	2,100,000	2,239,595
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	720,000	810,768

		10,884,092

Security Description	Principal Amount	Value (Note 2)
Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	$2,000,000	$2,215,802

Chemicals-Diversified — 0.3%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	2,200,000	2,194,500
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	540,000	587,935
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	1,800,000	2,266,808

		5,049,243

Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 1.45% due 12/08/2017	360,000	359,498
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020	2,200,000	2,178,000

		2,537,498

Commercial Services-Finance — 0.0%
Western Union Co. Senior Notes 2.38% due 12/10/2015	500,000	506,249

Computer Services — 0.0%
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	360,000	381,290

Computers — 0.0%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	700,000	735,372

Computers-Memory Devices — 0.0%
EMC Corp. Senior Notes 3.38% due 06/01/2023	630,000	646,850

Containers-Paper/Plastic — 0.2%
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	3,100,000	3,181,865

Diagnostic Equipment — 0.1%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	2,000,000	2,252,742

Diversified Banking Institutions — 2.9%
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	1,080,000	1,086,835
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	720,000	735,350
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	6,700,000	6,845,906
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	720,000	775,495

78

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio†

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	$270,000	$280,365
Bank of America Corp. Senior Notes 4.75% due 08/01/2015	700,000	713,769
Bank of America Corp. Senior Notes 5.00% due 05/13/2021	810,000	920,781
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	700,000	781,712
Bank of America Corp. Senior Notes 5.70% due 01/24/2022	360,000	423,517
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	700,000	776,827
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,100,000	1,296,021
Citigroup, Inc. FRS Senior Notes 0.78% due 03/10/2017	400,000	399,246
Citigroup, Inc. FRS Senior Notes 1.05% due 04/01/2016	500,000	501,228
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	1,080,000	1,079,731
Citigroup, Inc. Senior Notes 1.85% due 11/24/2017	450,000	453,217
Citigroup, Inc. Senior Notes 2.55% due 04/08/2019	720,000	734,584
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	450,000	451,285
Citigroup, Inc. Senior Notes 3.75% due 06/16/2024	180,000	189,600
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	556,650
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	700,000	785,777
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	1,500,000	1,890,450
Goldman Sachs Group, Inc. FRS Senior Notes 1.33% due 11/15/2018	500,000	504,620
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	3,500,000	3,568,296
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019	1,800,000	1,824,716

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	$900,000	$921,240
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	1,500,000	1,539,948
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	4,400,000	4,587,357
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	600,000	678,035
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/2017	300,000	334,243
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	4,400,000	4,502,969
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	700,000	806,448
Morgan Stanley FRS Senior Notes 0.71% due 10/18/2016	500,000	498,589
Morgan Stanley FRS Senior Notes 0.73% due 10/15/2015	100,000	100,165
Morgan Stanley Senior Notes 2.38% due 07/23/2019	540,000	544,428
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,000,000	1,048,422
Morgan Stanley Senior Notes 5.50% due 07/24/2020	3,800,000	4,373,055
Morgan Stanley Senior Notes 5.50% due 07/28/2021	3,800,000	4,416,326
Morgan Stanley Senior Notes 5.75% due 01/25/2021	1,440,000	1,686,787
Morgan Stanley Senior Notes 6.63% due 04/01/2018	800,000	914,186

		54,528,176

Diversified Financial Services — 0.5%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	2,250,000	2,330,204
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	450,000	511,203
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	3,900,000	4,475,289
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	1,620,000	1,833,511

		9,150,207

79

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio†

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.0%
Parker-Hannifin Corp. Senior Notes 3.30% due 11/21/2024	$180,000	$191,628
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	209,510

		401,138

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	270,000	282,155
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	270,000	300,211
eBay, Inc. Senior Notes 2.60% due 07/15/2022	630,000	606,561
eBay, Inc. Senior Notes 2.88% due 08/01/2021	180,000	181,495

		1,370,422

Electric-Integrated — 1.2%
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	463,600
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	188,824
Berkshire Hathaway Energy Co. Senior Notes 4.50% due 02/01/2045	180,000	202,218
Berkshire Hathaway Energy Co. Senior Notes 5.15% due 11/15/2043	1,800,000	2,253,940
Constellation Energy Group, Inc. Senior Notes 5.15% due 12/01/2020	1,200,000	1,370,548
Dominion Resources, Inc. Senior Notes 3.63% due 12/01/2024	4,300,000	4,544,145
DTE Energy Co. Senior Notes 3.50% due 06/01/2024	360,000	382,690
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	196,223
Duke Energy Progress, Inc. 1st Mtg. Notes 4.15% due 12/01/2044	180,000	208,302
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	1,300,000	1,388,921
Florida Power & Light Co. Notes 3.25% due 06/01/2024	450,000	481,409
Florida Power & Light Co. Bonds 4.05% due 10/01/2044	2,000,000	2,306,922
MidAmerican Energy Co. Notes 3.50% due 10/15/2024	540,000	584,319

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	$720,000	$872,585
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	270,000	275,617
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	384,748
Ohio Power Co. Senior Notes 6.05% due 05/01/2018	360,000	410,482
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	450,000	475,942
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	2,200,000	2,317,058
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,100,000	1,343,299
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	307,777
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	644,726
Southern Co. Senior Notes 2.15% due 09/01/2019	450,000	458,249
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	213,747
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/2038	360,000	632,949

		22,909,240

Engineering/R&D Services — 0.0%
Fluor Corp. Senior Notes 3.38% due 09/15/2021	450,000	474,101

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	456,960
Oracle Corp. Senior Notes 2.80% due 07/08/2021	360,000	375,680
Oracle Corp. Senior Notes 4.30% due 07/08/2034	540,000	610,610

		1,443,250

Finance-Auto Loans — 1.0%
Ally Financial, Inc. Senior Notes 2.50% due 03/15/2017(3)(6)	18,900,000	18,547,304

Finance-Consumer Loans — 0.1%
SLM Corp. Notes 4.63% due 09/25/2017	2,200,000	2,252,250

80

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio†

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	$360,000	$366,050
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	900,000	915,574

		1,281,624

Finance-Investment Banker/Broker — 0.0%
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	450,000	515,614

Food-Confectionery — 0.2%
WM Wrigley Jr. Co. Senior Notes 3.38% due 10/21/2020*	2,600,000	2,730,083

Food-Meat Products — 0.4%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	2,100,000	2,226,000
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	4,250,000	4,564,504

		6,790,504

Food-Misc./Diversified — 0.1%
Kellogg Co. Senior Notes 4.00% due 12/15/2020	360,000	391,501
Kraft Foods Group, Inc. Senior Notes 1.63% due 06/04/2015	200,000	200,591
Kraft Foods Group, Inc. Senior Notes 5.00% due 06/04/2042	1,600,000	1,808,070

		2,400,162

Food-Retail — 0.2%
Kroger Co. FRS Senior Notes 0.79% due 10/17/2016	300,000	299,842
Kroger Co. Senior Notes 3.30% due 01/15/2021	540,000	565,656
Kroger Co. Senior Notes 3.85% due 08/01/2023	1,300,000	1,392,994
Kroger Co. Company Guar. Notes 7.50% due 04/01/2031	450,000	635,711

		2,894,203

Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 3.00% due 10/02/2021	270,000	280,817
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	1,700,000	1,777,833

		2,058,650

Security Description	Principal Amount	Value (Note 2)
Gas-Distribution — 0.1%
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	$270,000	$303,385
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	540,000	614,480
Sempra Energy Senior Notes 2.88% due 10/01/2022	630,000	640,651

		1,558,516

Gold Mining — 0.1%
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	1,300,000	1,386,936

Home Decoration Products — 0.2%
Newell Rubbermaid, Inc. Senior Notes 4.00% due 12/01/2024	3,400,000	3,640,261

Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	900,000	987,022

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	270,000	281,921
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	2,500,000	2,732,727

		3,014,648

Insurance-Life/Health — 0.5%
Five Corners Funding Trust Senior Notes 4.42% due 11/15/2023*	2,900,000	3,169,894
Lincoln National Corp. Senior Notes 4.85% due 06/24/2021	450,000	507,220
Pacific LifeCorp Senior Notes 5.13% due 01/30/2043*	1,900,000	2,245,264
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	450,000	449,886
Prudential Financial, Inc. Senior Notes 2.35% due 08/15/2019	450,000	459,116
Unum Group Senior Notes 4.00% due 03/15/2024	3,000,000	3,190,902

		10,022,282

Insurance-Multi-line — 0.1%
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	1,500,000	1,741,767
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	540,000	551,674

		2,293,441

81

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio†

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	$3,400,000	$3,640,825
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	450,000	501,152

		4,141,977

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	667,146

Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 3.40% due 01/31/2022	540,000	581,601

Internet Security — 0.1%
VeriSign, Inc. Company Guar. Notes 4.63% due 05/01/2023	2,300,000	2,285,625

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	630,000	672,334

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	742,938
Caterpillar Financial Services Corp. Notes 3.25% due 12/01/2024	180,000	189,930

		932,868

Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	360,000	364,587
John Deere Capital Corp. Senior Notes 3.35% due 06/12/2024	450,000	480,578

		845,165

Medical Instruments — 0.2%
Medtronic, Inc. Senior Notes 3.15% due 03/15/2022*	180,000	188,740
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	270,000	299,950
Medtronic, Inc. Senior Notes 4.63% due 03/15/2045*	2,000,000	2,306,076

		2,794,766

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	1,500,000	1,564,893

Security Description	Principal Amount	Value (Note 2)
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	$180,000	$184,748
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	180,000	191,745
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	2,000,000	2,267,060

		2,643,553

Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	720,000	768,115
Celgene Corp. Senior Notes 1.90% due 08/15/2017	2,200,000	2,231,095
Celgene Corp. Senior Notes 3.63% due 05/15/2024	180,000	190,162
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	180,000	193,215
Gilead Sciences, Inc. Senior Notes 4.80% due 04/01/2044	1,900,000	2,280,294

		5,662,881

Medical-Drugs — 0.4%
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	2,100,000	2,234,793
Forest Laboratories, Inc. Company Guar. Notes 4.88% due 02/15/2021*	4,100,000	4,475,916
Forest Laboratories, Inc. Senior Notes 5.00% due 12/15/2021*	450,000	492,286

		7,202,995

Medical-Generic Drugs — 0.1%
Mylan, Inc. Senior Notes 1.35% due 11/29/2016	630,000	629,319
Mylan, Inc. Company Guar. Notes 1.80% due 06/24/2016	360,000	362,542

		991,861

Medical-HMO — 0.0%
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	562,206
Anthem, Inc. Senior Notes 4.65% due 08/15/2044	180,000	202,506

		764,712

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,720,000	1,541,086

82

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio†

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Copper (continued)
Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	$270,000	$265,522
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	1,300,000	1,367,792

		3,174,400

Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	540,000	555,219
NBCUniversal Media LLC Company Guar. Notes 3.65% due 04/30/2015	600,000	604,652
Time Warner, Inc. Company Guar. Notes 3.15% due 07/15/2015	500,000	505,925
Time Warner, Inc. Company Guar. Notes 3.55% due 06/01/2024	630,000	659,054
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/2022	630,000	680,365
Viacom, Inc. Senior Notes 2.75% due 12/15/2019	180,000	184,456
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	270,000	286,531
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	180,000	192,283
Walt Disney Co. Senior Notes 1.85% due 05/30/2019	450,000	456,728

		4,125,213

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	360,000	378,062
Cisco Systems, Inc. Senior Notes 3.63% due 03/04/2024	360,000	393,962

		772,024

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 5.00% due 03/01/2020	450,000	507,638

Oil & Gas Drilling — 0.0%
Diamond Offshore Drilling, Inc. Senior Notes 4.88% due 11/01/2043	180,000	155,915
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	540,000	514,266

		670,181

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 4.50% due 07/15/2044	$2,200,000	$2,346,133
Anadarko Petroleum Corp. Senior Notes 8.70% due 03/15/2019	360,000	443,846
Apache Corp. Senior Notes 5.10% due 09/01/2040	270,000	282,233
Apache Corp. Notes 6.00% due 01/15/2037	360,000	419,528
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	360,000	364,534
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	450,000	471,014
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	180,000	183,180
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025	1,000,000	1,022,137

		5,532,605

Oil Companies-Integrated — 0.1%
ConocoPhillips Co. Company Guar. Notes 2.40% due 12/15/2022	540,000	535,986
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	450,000	428,652

		964,638

Oil Refining & Marketing — 0.0%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	500,000	546,647

Oil-Field Services — 0.2%
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	2,800,000	3,090,080

Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	2,700,000	3,095,831

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	500,000	500,287
Express Scripts Holding Co. Company Guar. Notes 3.50% due 06/15/2024	180,000	186,340
Express Scripts Holding Co. Company Guar. Notes 3.90% due 02/15/2022	540,000	575,196

		1,261,823

Pipelines — 1.4%
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	180,000	183,865

83

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio†

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	$1,800,000	$2,215,188
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	3,000,000	3,137,928
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	1,870,000	1,949,520
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	2,820,000	2,976,868
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	200,199
Gulf South Pipeline Co. LP Senior Notes 4.00% due 06/15/2022	450,000	439,883
Kinder Morgan Energy Partners LP Senior Notes 5.40% due 09/01/2044	4,700,000	5,004,706
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	1,400,000	1,407,000
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	630,000	615,453
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	180,000	182,167
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.90% due 02/15/2045	270,000	294,244
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	2,300,000	2,302,875
Spectra Energy Capital LLC Company Guar. Notes 3.30% due 03/15/2023	540,000	518,743
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	2,380,000	2,469,486
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	270,000	269,766
Williams Cos, Inc. Senior Notes 5.75% due 06/24/2044	2,600,000	2,238,324

		26,406,215

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 4.25% due 05/15/2020*	2,300,000	2,242,500

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts — 0.8%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	$2,900,000	$3,177,924
Boston Properties LP Senior Notes 3.80% due 02/01/2024	2,100,000	2,236,792
Duke Realty LP Senior Notes 3.88% due 02/15/2021	270,000	287,212
ERP Operating LP Senior Notes 2.38% due 07/01/2019	270,000	274,272
ERP Operating LP Senior Notes 4.75% due 07/15/2020	270,000	303,516
HCP, Inc. Senior Notes 3.88% due 08/15/2024	2,870,000	2,998,898
HCP, Inc. Senior Notes 5.38% due 02/01/2021	630,000	720,673
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	540,000	617,042
Mid-America Apartments LP Senior Notes 4.30% due 10/15/2023	2,500,000	2,710,885
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	360,000	363,026
Simon Property Group LP Senior Notes 3.38% due 10/01/2024	270,000	284,142
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.25% due 03/01/2022	630,000	683,363

		14,657,745

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	1,000,000	1,406,021
United Rentals North America, Inc. Company Guar. Notes 7.38% due 05/15/2020	2,100,000	2,260,125

		3,666,146

Retail-Apparel/Shoe — 0.2%
Gap, Inc. Senior Notes 5.95% due 04/12/2021	1,900,000	2,210,108
PVH Corp. Senior Notes 4.50% due 12/15/2022	2,300,000	2,300,000

		4,510,108

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc. Senior Notes 4.92% due 08/01/2034	270,000	289,923
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	2,000,000	2,226,184

		2,516,107

84

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio†

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	$180,000	$208,233
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	188,427

		396,660

Retail-Discount — 0.2%
Target Corp. Senior Notes 3.50% due 07/01/2024	2,370,000	2,557,337
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	290,412

		2,847,749

Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 4.00% due 12/05/2023	810,000	893,511
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	360,000	373,650
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.80% due 11/18/2024	3,000,000	3,172,365
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	360,000	392,376

		4,831,902

Retail-Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.63% due 06/01/2024	450,000	473,312
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.50% due 12/15/2034	180,000	195,450

		668,762

Retail-Restaurants — 0.1%
Yum! Brands, Inc. Senior Notes 5.35% due 11/01/2043	1,900,000	2,225,825

Satellite Telecom — 0.1%
SES Global Americas Holdings GP Company Guar. Notes 5.30% due 03/25/2044*	1,900,000	2,285,373

Security Services — 0.1%
ADT Corp. Senior Notes 6.25% due 10/15/2021	2,100,000	2,225,349

Special Purpose Entity — 0.0%
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	300,000	319,227

Steel-Producers — 0.2%
Nucor Corp. Senior Notes 4.00% due 08/01/2023	630,000	676,216

Security Description	Principal Amount	Value (Note 2)
Steel-Producers (continued)
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	$2,200,000	$2,249,500

		2,925,716

Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 3.00% due 02/15/2022	900,000	912,587
AT&T, Inc. Senior Notes 5.60% due 05/15/2018	450,000	505,982
Verizon Communications, Inc. Senior Notes 1.35% due 06/09/2017	810,000	809,062
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	450,000	456,553
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	630,000	666,747
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	1,440,000	1,651,120
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	5,200,000	7,024,368

		12,026,419

Television — 0.0%
CBS Corp Company Guar. Notes 3.70% due 08/15/2024	540,000	560,463

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 2.95% due 05/02/2023	3,200,000	3,228,089
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/2019	1,800,000	2,213,320

		5,441,409

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	747,364
CSX Corp. Senior Notes 3.40% due 08/01/2024	630,000	663,782
Union Pacific Corp. Senior Notes 3.25% due 01/15/2025	540,000	579,045

		1,990,191

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.90% due 02/01/2035	270,000	280,852
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	360,000	364,121

		644,973

85

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio†

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	$300,000	$301,853
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	360,000	382,334

		684,187

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	360,000	381,636

Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	2,200,000	2,244,000

Total U.S. Corporate Bonds & Notes (cost $384,597,628)		387,713,939

FOREIGN CORPORATE BONDS & NOTES — 5.9%
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 5.25% due 01/15/2045	270,000	317,210

Banks-Commercial — 0.8%
Bank of Nova Scotia FRS Senior Notes 0.56% due 04/11/2017	400,000	399,635
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.70% due 09/09/2018*	2,200,000	2,259,530
Barclays Bank PLC Sub. Notes 7.63% due 11/21/2022	700,000	780,938
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,248,464
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	1,600,000	1,777,102
Credit Suisse New York FRS Senior Notes 0.54% due 03/11/2016	400,000	399,858
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	1,260,000	1,438,392
ING Bank NV Notes 2.00% due 09/25/2015*	3,100,000	3,124,614
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*	1,400,000	1,441,957
Toronto-Dominion Bank Senior Notes 2.25% due 11/05/2019	450,000	459,357

		14,329,847

Security Description	Principal Amount	Value (Note 2)
Banks-Money Center — 0.4%
ABN AMRO Bank NV Senior Notes 4.25% due 02/02/2017*	$2,100,000	$2,219,803
DBS Bank, Ltd. VRS Senior Sub. Notes 3.63% due 09/21/2022*	4,300,000	4,449,197

		6,669,000

Broadcast Services/Program — 0.1%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	2,100,000	2,226,588

Building-Heavy Construction — 0.1%
Odebrecht Offshore Drilling Finance, Ltd. Senior Notes 6.75% due 10/01/2022*	3,110,250	2,230,049

Cellular Telecom — 0.3%
America Movil SAB de CV Company Guar. Notes 5.00% due 03/30/2020	810,000	905,783
ENTEL Chile SA Senior Notes 4.88% due 10/30/2024*	1,400,000	1,463,315
Rogers Communications, Inc. Company Guar. Notes 4.10% due 10/01/2023	540,000	585,859
Rogers Communications, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,900,000	2,219,325

		5,174,282

Chemicals-Diversified — 0.4%
Ineos Finance PLC Senior Sec. Notes 7.50% due 05/01/2020*	2,100,000	2,220,750
LyondellBasell Industries NV Senior Notes 5.75% due 04/15/2024	3,800,000	4,493,587

		6,714,337

Cruise Lines — 0.1%
Carnival Corp. Company Guar. Notes 3.95% due 10/15/2020	2,100,000	2,254,764

Diversified Banking Institutions — 0.4%
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	478,469
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	600,000	827,667
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	4,900,000	4,947,790
UBS AG Senior Notes 5.75% due 04/25/2018	635,000	717,757

		6,971,683

86

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio†

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 2.63% due 05/01/2020	$180,000	$182,641

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	810,000	871,107
Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/2022	720,000	670,247
Teck Resources, Ltd. Company Guar. Notes 5.40% due 02/01/2043	1,100,000	896,025

		2,437,379

Electric-Integrated — 0.6%
EDP Finance BV Senior Notes 4.13% due 01/15/2020*	2,200,000	2,252,268
Empresa Nacional de Electricidad SA Senior Notes 4.25% due 04/15/2024	2,200,000	2,267,470
Enel Finance International NV Company Guar. Notes 6.00% due 10/07/2039*	1,500,000	1,879,882
Enel Finance International NV Company Guar. Notes 6.25% due 09/15/2017*	2,800,000	3,127,356
Israel Electric Corp., Ltd. Senior Notes 6.88% due 06/21/2023*	2,000,000	2,286,840

		11,813,816

Electronic Components-Misc. — 0.0%
Philips Electronics NV Senior Notes 3.75% due 03/15/2022	540,000	575,760

Finance-Investment Banker/Broker — 0.2%
Macquarie Group, Ltd. Senior Notes 3.00% due 12/03/2018*	1,700,000	1,758,327
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,471,693

		3,230,020

Food-Meat Products — 0.2%
BRF SA Senior Notes 3.95% due 05/22/2023*	2,900,000	2,775,880

Food-Retail — 0.1%
Delhaize Group SA Company Guar. Notes 4.13% due 04/10/2019	1,300,000	1,379,847

Gas-Transportation — 0.1%
GNL Quintero SA Senior Notes 4.63% due 07/31/2029*	2,200,000	2,276,325

Security Description	Principal Amount	Value (Note 2)
Gold Mining — 0.1%
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	$2,300,000	$2,287,138

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	371,656

Medical-Drugs — 0.1%
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC Company Guar. Notes 3.00% due 06/15/2015	400,000	403,596
Valeant Pharmaceuticals International, Inc. Senior Notes 6.75% due 08/15/2018*(6)	2,100,000	2,233,875

		2,637,471

Metal-Diversified — 0.2%
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	2,740,000	2,824,737

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.85% due 09/29/2024	360,000	379,454

Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	180,000	148,428

Oil Companies-Exploration & Production — 0.0%
Canadian Natural Resources, Ltd. Senior Notes 1.75% due 01/15/2018	180,000	177,966
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	180,000	178,243
CNOOC Finance 2013, Ltd. Company Guar. Notes 1.13% due 05/09/2016	500,000	498,904

		855,113

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	186,163
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	720,000	752,115
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	169,173
Pacific Rubiales Energy Corp. Company Guar. Notes 5.13% due 03/28/2023*	2,700,000	1,468,800
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/2018	500,000	540,750
Petro-Canada Senior Notes 6.05% due 05/15/2018	450,000	507,610

87

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio†

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petrobras Global Finance BV FRS Company Guar. Notes 2.60% due 03/17/2017	$400,000	$365,000
Petrobras Global Finance BV Company Guar. Notes 6.25% due 03/17/2024	700,000	632,331
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	540,000	485,158
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019	700,000	694,974
Petroleos Mexicanos Company Guar. Notes 4.25% due 01/15/2025*	180,000	177,264
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	700,000	756,350
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	630,000	633,055
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	720,000	719,502
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	94,542
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	2,900,000	3,149,136
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	180,000	183,817
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	540,000	609,974
Total Capital International SA Company Guar. Notes 2.75% due 06/19/2021	720,000	746,648

		12,872,362

Oil-Field Services — 0.4%
Schlumberger Investment SA Company Guar. Notes 3.30% due 09/14/2021*	540,000	570,169
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	6,200,000	6,195,437
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	360,000	301,094

		7,066,700

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT Sec. Notes 0.00% due 04/28/2027*(3)(6)	731,485	21,926
Pabrik Kertas Tjiwi Kimia Tbk PT FRS Sec. Notes 3.22% due 04/28/2018*(3)	257,391	7,715
Pindo Deli Pulp & Paper Mills Sec. Notes 3.22% due 04/28/2027*(3)(6)	1,756,853	52,662

Security Description	Principal Amount	Value (Note 2)
Paper & Related Products (continued)
Pindo Deli Pulp & Paper Mills Sec. Notes 3.23% due 04/28/2018*(3)(6)	$385,106	$25,011

		107,314

Petrochemicals — 0.1%
Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*	1,300,000	1,386,125

Pipelines — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 3.88% due 10/11/2022*	2,700,000	2,771,366
TransCanada PipeLines, Ltd. Senior Notes 1.88% due 01/12/2018	180,000	181,375
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	263,495
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	377,445

		3,593,681

Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,200,000	2,260,500

Transport-Marine — 0.1%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. Senior Sec. Notes 7.38% due 01/15/2022*	2,400,000	2,136,000

Total Foreign Corporate Bonds & Notes (cost $110,852,506)		110,486,107

U.S. GOVERNMENT AGENCIES — 12.2%
Federal Home Loan Mtg. Corp. — 1.3%
Federal Home Loan Mtg. Corp. Structured Pass Through Certs. 2.13% due 01/25/2019(1)	4,400,000	4,516,028
2.62% due 01/25/2023(1)	10,325,000	10,688,378
4.50% due 03/01/2041	108,875	118,316
4.50% due 05/01/2041	231,658	251,802
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K030, Class A2 3.25% due 04/25/2023 VRS(1)	4,200,000	4,539,465
Series K035, Class A2 3.46% due 08/25/2023 VRS(1)	4,100,000	4,501,989

		24,615,978

Federal National Mtg. Assoc. — 8.7%
2.38% due 03/01/2023	8,009,176	8,189,751
2.81% due 06/01/2022	7,271,718	7,609,583
2.82% due 07/01/2022	3,163,942	3,322,037
3.00% due February 15 TBA	3,177,000	3,340,566
3.00% due February 30 TBA	1,837,000	1,899,444
3.04% due 12/01/2024	2,771,595	2,952,971
3.05% due 09/01/2024	5,909,675	6,298,894
3.07% due 09/01/2024	4,477,289	4,780,366
3.23% due 11/01/2020	4,922,472	5,294,262
3.30% due 10/01/2021	12,503,652	13,553,884

88

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio†

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.48% due 11/01/2020	$4,149,273	$4,535,744
3.49% due 12/01/2020	4,182,854	4,553,163
3.50% due February 15 TBA	425,000	451,222
3.50% due February 30 TBA	11,028,000	11,650,737
3.51% due 09/01/2020	2,506,916	2,723,077
3.84% due 05/01/2018	2,740,000	2,947,198
4.00% due February 15 TBA	3,057,000	3,236,630
4.00% due February 30 TBA	36,411,000	38,993,905
4.13% due 07/01/2020	2,519,797	2,812,452
4.50% due 08/01/2018	395,667	416,309
5.00% due 03/01/2034	36,825	41,471
5.00% due 07/01/2035	117,816	131,936
5.00% due 08/01/2035	46,953	51,857
5.00% due 09/01/2035	28,000	31,374
5.00% due February 30 TBA	9,464,000	10,463,265
4.50% due February 30 TBA	20,286,000	22,015,856

		162,297,954

Government National Mtg. Assoc. — 1.3%
3.50% due February 30 TBA	4,095,000	4,324,384
4.00% due February 30 TBA	3,042,000	3,244,483
4.50% due 01/15/2040	420,539	461,027
4.50% due 02/15/2040	529,319	580,441
4.50% due 03/15/2040	337,682	370,316
4.50% due February 30 TBA	14,126,000	15,336,642

		24,317,293

Resolution Funding Corp — 0.1%
Resolution Funding Corp.
STRIPS
zero coupon due 10/15/2019	1,350,000	1,258,836
zero coupon due 07/15/2020	1,350,000	1,234,818

		2,493,654

Small Business Administration — 0.8%
Series 2013-20D, Class 1 2.08% due 04/01/2033	1,766,343	1,758,814
Series 2012-20H, Class 1 2.37% due 08/01/2032	1,294,351	1,312,354
Series 2013-20F, Class 1 2.45% due 06/01/2033	2,623,629	2,669,764
Series 2013-20G, Class 1 3.15% due 07/01/2033	3,401,312	3,589,680
Series 2013-20H, Class 1 3.16% due 08/01/2033	3,357,867	3,544,518
Series 2013-20I, Class 1 3.62% due 09/01/2033	1,629,998	1,742,228

		14,617,358

Total U.S. Government Agencies (cost $227,916,373)		228,342,237

U.S. GOVERNMENT TREASURIES — 49.2%
United States Treasury Bonds — 10.3%
1.75% due 01/15/2028 TIPS(4)	1,319,093	1,567,145
2.50% due 01/15/2029 TIPS(4)	4,191,419	5,446,552
2.88% due 05/15/2043	15,900,000	17,959,543
3.50% due 02/15/2039	1,710,000	2,125,477
4.25% due 05/15/2039	270,000	374,646
4.38% due 02/15/2038	1,260,000	1,770,693
4.50% due 02/15/2036	4,400,000	6,278,936
4.50% due 05/15/2038	450,000	643,676
4.50% due 08/15/2039	18,250,000	26,254,340

Security Description	Principal Amount	Value (Note 2)
United States Treasury Bonds (continued)
5.00% due 05/15/2037	$2,000,000	$3,052,188
5.25% due 11/15/2028	90,000	125,895
6.00% due 02/15/2026	200,000	284,953
United States Treasury Bonds STRIPS
zero coupon due 11/15/2017	900,000	880,548
zero coupon due 02/15/2018	1,710,000	1,665,656
zero coupon due 11/15/2018	2,250,000	2,162,835
zero coupon due 05/15/2019	5,940,000	5,649,261
zero coupon due 08/15/2019	4,680,000	4,436,120
zero coupon due 11/15/2019	5,040,000	4,747,216
zero coupon due 02/15/2020	1,080,000	1,013,049
zero coupon due 05/15/2020	8,820,000	8,224,235
zero coupon due 08/15/2020	6,660,000	6,175,558
zero coupon due 02/15/2021	7,740,000	7,088,803
zero coupon due 05/15/2021	11,790,000	10,716,190
zero coupon due 08/15/2021	2,430,000	2,197,617
zero coupon due 11/15/2021	90,000	81,012
zero coupon due 02/15/2022	2,070,000	1,850,712
zero coupon due 05/15/2022	3,150,000	2,799,912
zero coupon due 08/15/2022	4,500,000	3,985,731
zero coupon due 11/15/2022	6,660,000	5,866,907
zero coupon due 02/15/2023	8,190,000	7,155,537
zero coupon due 05/15/2023	9,720,000	8,435,687
zero coupon due 08/15/2023	1,890,000	1,630,686
zero coupon due 05/15/2024	90,000	76,153
zero coupon due 11/15/2024	180,000	150,394
zero coupon due 02/15/2025	720,000	596,940
zero coupon due 08/15/2026	90,000	71,295
zero coupon due 11/15/2026	3,240,000	2,547,026
zero coupon due 02/15/2027	5,490,000	4,285,071
zero coupon due 05/15/2027	2,430,000	1,883,977
zero coupon due 08/15/2027	1,170,000	899,552
zero coupon due 11/15/2027	1,620,000	1,236,922
zero coupon due 02/15/2028	1,800,000	1,361,830
zero coupon due 05/15/2028	2,970,000	2,231,385
zero coupon due 08/15/2028	1,440,000	1,073,763
zero coupon due 11/15/2028	1,260,000	933,072
zero coupon due 02/15/2029	1,800,000	1,321,663
zero coupon due 05/15/2029	1,260,000	919,121
zero coupon due 08/15/2029	2,070,000	1,501,874
zero coupon due 11/15/2029	3,600,000	2,591,528
zero coupon due 02/15/2030	3,330,000	2,379,258
zero coupon due 05/15/2030	2,700,000	1,918,382
zero coupon due 08/15/2030	2,340,000	1,650,659
zero coupon due 11/15/2030	810,000	568,361
zero coupon due 02/15/2031	1,260,000	878,054
zero coupon due 05/15/2031	2,520,000	1,743,999
zero coupon due 11/15/2031	1,440,000	983,328
zero coupon due 02/15/2032	990,000	671,757
zero coupon due 05/15/2032	2,160,000	1,456,829
zero coupon due 11/15/2032	1,170,000	779,764
zero coupon due 02/15/2033	90,000	59,636
zero coupon due 05/15/2033	1,800,000	1,185,599
zero coupon due 08/15/2033	630,000	412,601
zero coupon due 11/15/2033	540,000	351,935
zero coupon due 02/15/2034	540,000	350,203
zero coupon due 05/15/2034	90,000	58,041
zero coupon due 08/15/2034	540,000	346,142
zero coupon due 11/15/2034	630,000	402,084
zero coupon due 02/15/2035	540,000	342,360
zero coupon due 05/15/2035	990,000	625,216

		193,493,090

89

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio†

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 38.9%
0.13% due 04/15/2019 TIPS(4)	$725,753	$738,227
0.13% due 01/15/2022 TIPS(4)	2,629,827	2,667,016
0.38% due 03/15/2015	22,100,000	22,107,779
0.38% due 02/15/2016	81,000,000	81,139,239
0.63% due 10/15/2016	1,170,000	1,174,296
0.88% due 12/31/2016	67,900,000	68,419,842
1.00% due 12/15/2017	164,929,000	166,101,480
1.00% due 06/30/2019	1,170,000	1,164,059
1.13% due 01/15/2021 TIPS(4)	3,239,160	3,484,627
1.25% due 10/31/2018	39,230,000	39,606,961
1.38% due 02/28/2019	2,700,000	2,733,961
1.50% due 08/31/2018	1,260,000	1,284,609
1.63% due 12/31/2019	39,929,000	40,771,262
2.00% due 01/15/2016 TIPS(4)	2,142,036	2,180,693
2.00% due 02/28/2021	540,000	558,689
2.00% due 10/31/2021	20,000,000	20,664,060
2.38% due 08/15/2024	24,929,000	26,479,285
2.63% due 08/15/2020	21,890,000	23,415,470
2.63% due 11/15/2020	270,000	289,027
2.75% due 05/31/2017	3,150,000	3,309,469
2.75% due 02/28/2018	4,050,000	4,286,674
2.75% due 02/15/2019	66,450,000	70,950,924
3.13% due 10/31/2016	6,930,000	7,257,553
3.13% due 01/31/2017	62,780,000	66,080,847
3.13% due 04/30/2017	2,520,000	2,664,114
3.13% due 05/15/2019	1,980,000	2,147,837
3.25% due 12/31/2016	20,170,000	21,238,385
3.25% due 03/31/2017	4,500,000	4,763,322
3.50% due 02/15/2018	4,590,000	4,958,995
4.50% due 05/15/2017	4,590,000	4,998,437
4.63% due 11/15/2016	5,940,000	6,384,573
4.75% due 08/15/2017	5,400,000	5,958,986
5.13% due 05/15/2016	16,900,000	17,952,295

		727,932,993

Total U.S. Government Treasuries (cost $917,551,255)		921,426,083

MUNICIPAL BONDS & NOTES — 0.3%
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	550,141
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	4,408,479

Total Municipal Bonds & Notes (cost $4,641,207)		4,958,620

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	522,693

Regional Authority — 0.1%
Province of Quebec Notes 7.13% due 02/09/2024	540,000	742,024

Sovereign — 0.2%
Israel Government AID Government Guar. Notes zero coupon due 11/01/2024	1,350,000	1,080,857
United Mexican States Senior Notes 3.50% due 01/21/2021	1,260,000	1,301,580

Security Description	Shares/ Principal Amount	Value (Note 2)
Sovereign (continued)
United Mexican States Senior Notes 4.75% due 03/08/2044	$1,080,000	$1,169,100

		3,551,537

Total Foreign Government Obligations (cost $4,787,752)		4,816,254

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.1%
BPCE SA FRS 12.50% due 09/30/2019*(5)	1,600,000	2,157,008

Diversified Banking Institutions — 0.2%
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(5)	2,200,000	2,303,811
JPMorgan Chase & Co. FRS Series S 6.75% due 02/01/2024(5)	2,100,000	2,246,343

		4,550,154

Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS 6.38% due 11/15/2067	1,200,000	1,300,320

Total Preferred Securities/Capital Securities (cost $7,947,341)		8,007,482

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria Expires 11/15/2020 (strike price $250.00)†(3)(6) (cost $0)	250	0

Total Long-Term Investment Securities (cost $1,716,352,103)		1,723,648,981

SHORT-TERM INVESTMENT SECURITIES — 13.4%
Commercial Paper — 3.4%
ENI Finance USA, Inc. FRS 0.63% due 02/17/2015*	9,400,000	9,400,357
Entergy Corp. 0.87% due 02/03/2015	6,800,000	6,799,671
Ford Motor Credit Co. 0.68% due 04/21/2015	6,200,000	6,190,865
Tesco Treasury Services PLC 1.00% due 08/18/2015	15,700,000	15,354,018
Vodafone Group PLC 0.51% due 06/01/2015	9,900,000	9,883,310
Vodafone Group PLC 0.55% due 04/01/2015	16,800,000	16,784,857

		64,413,078

Time Deposits — 10.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/02/2015	187,092,000	187,092,000

Total Short-Term Investment Securities (cost $251,764,710)		251,505,078

TOTAL INVESTMENTS (cost $1,968,116,813)(7)	105.5%	1,975,154,059
Liabilities in excess of other assets	(5.5)	(102,528,488)

NET ASSETS	100.0%	$1,872,625,571

90

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio†

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

†	See Note 1.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2015, the aggregate value of these securities was $136,048,343 representing 7.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	Principal amount of security is adjusted for inflation.
(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	Illiquid security. At January 31, 2015, the aggregate value of these securities was $22,810,372 representing 1.2% of net assets.
(7)	See Note 3 for cost of investments on a tax basis.

TBA — Securities purchased on a forward commitment basis with an approximateprincipal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

STRIPS — Separate Trading of Registered Interest and Principal Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of January 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	5,976,000	USD	7,061,242	02/19/2015	$311,891	$—
	ILS	16,533,518	USD	4,225,000	03/12/2015	18,592	—
	MXN	1,861,000	USD	126,790	02/05/2015	2,769	—
	USD	136,751	MXN	1,861,000	02/05/2015	—	(12,730)
	USD	7,418,308	EUR	5,976,000	02/19/2015	—	(668,957)
	USD	4,189,120	ILS	16,533,518	03/12/2015	17,288	—

						350,540	(681,687)

Barclays Bank PLC	MXN	26,310,000	USD	1,792,682	02/05/2015	39,328	—
	MYR	8,253,654	USD	2,293,000	02/26/2015	22,167	—
	USD	1,935,284	MXN	26,310,000	02/05/2015	—	(181,930)
	USD	2,310,007	MYR	8,253,654	02/26/2015	—	(39,174)

						61,495	(221,104)

Citibank N.A.	CAD	13,865,880	USD	12,658,107	02/10/2015	1,755,556	—
	CAD	612,000	USD	527,328	03/03/2015	46,269	—
	CHF	2,325,000	USD	2,287,014	02/12/2015	—	(238,539)
	EUR	18,525,000	USD	22,920,845	02/19/2015	1,998,537	—
	GBP	397,000	USD	598,477	02/03/2015	1,905	—
	JPY	1,109,600,000	USD	9,295,935	02/03/2015	—	(150,283)
	MXN	3,859,000	USD	262,886	02/05/2015	5,715	—
	NOK	18,610,000	USD	2,433,359	02/12/2015	33,433	—
	USD	599,768	GBP	397,000	02/03/2015	—	(3,196)
	USD	9,287,306	JPY	1,109,600,000	02/03/2015	158,912	—
	USD	281,601	MXN	3,859,000	02/05/2015	—	(24,429)
	USD	11,729,781	CAD	13,865,880	02/10/2015	—	(827,230)
	USD	2,397,999	CHF	2,325,000	02/12/2015	127,554	—
	USD	2,707,992	NOK	18,610,000	02/12/2015	—	(308,067)
	USD	21,889,416	EUR	18,525,000	02/19/2015	—	(967,108)
	USD	517,475	CAD	612,000	03/03/2015	—	(36,417)

						4,127,881	(2,555,269)

Goldman Sachs International	CHF	4,253,000	USD	4,415,960	02/12/2015	—	(203,901)
	EUR	185,331,000	USD	231,046,748	02/19/2015	21,732,184	—
	USD	4,183,903	CHF	4,253,000	02/12/2015	435,959	—
	USD	221,436,283	EUR	185,331,000	02/19/2015	—	(12,121,719)

						22,168,143	(12,325,620)

HSBC Bank USA	MXN	27,690,000	USD	2,035,730	02/05/2015	190,410	—
	USD	1,887,628	MXN	27,690,000	02/05/2015	—	(42,308)

						190,410	(42,308)

91

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio†

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank	CHF	1,148,000	USD	1,129,414	02/12/2015	$—	$(117,612)
	EUR	7,149,000	USD	8,498,662	02/19/2015	424,515	—
	GBP	4,775,000	USD	7,456,282	02/03/2015	280,891	—
	ILS	15,215,251	USD	3,883,682	03/12/2015	12,664	—
	MXN	45,095,021	USD	3,165,180	02/05/2015	159,952	—
	USD	7,199,841	GBP	4,775,000	02/03/2015	—	(24,450)
	USD	3,119,664	MXN	45,095,021	02/05/2015	—	(114,436)
	USD	1,182,866	CHF	1,148,000	02/12/2015	64,160	—
	USD	8,892,374	EUR	7,149,000	02/19/2015	—	(818,226)
	USD	3,857,557	ILS	15,215,251	03/12/2015	13,461	—

						955,643	(1,074,724)

UBS AG	BRL	19,811,388	USD	7,514,276	02/03/2015	132,984	—
	USD	7,389,552	BRL	19,811,388	02/03/2015	—	(8,260)

						132,984	(8,260)

Westpac Banking Corp.	MXN	14,572,000	USD	1,070,801	02/05/2015	99,692	—
	USD	993,882	MXN	14,572,000	02/05/2015	—	(22,773)

						99,692	(22,773)

Net Unrealized Appreciation (Depreciation)						$28,086,788	$(16,931,745)

BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Currency
GBP	— Pound Sterling
ILS	— Israeli Shekel
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio's net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$57,898,259	$—	$57,898,259
U.S. Corporate Bonds & Notes:
Finance-Auto Loans	—	—	18,547,304	18,547,304
Other Industries	—	369,166,635	—	369,166,635
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	107,314	107,314
Other Industries	—	110,378,793	—	110,378,793
U.S. Government Agencies	—	228,342,237	—	228,342,237
U.S. Government Treasuries	—	921,426,083	—	921,426,083
Municipal Bonds & Notes	—	4,958,620	—	4,958,620
Foreign Government Obligations	—	4,816,254	—	4,816,254
Preferred Securities/Capital Securities	—	8,007,482	—	8,007,482
Warrants	—	—	0	0
Short-Term Investment Securities	—	251,505,078	—	251,505,078

Total Investments at Value	$—	$1,956,499,441	$18,654,618	$1,975,154,059

Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$28,086,788	$—	$28,086,788

92

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio†

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$16,931,745	$—	$16,931,745

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
Balance as of 01/31/2014	$15,800,000	$—	$141,034	$0
Accrued discounts	—	—	9,325	—
Accrued premiums	—	—	(2)	—
Realized gain	—	—	23,917	—
Realized loss	(42,649)	—	—	—
Change in unrealized appreciation(1)	—	—	53,526	—
Change in unrealized depreciation(1)	—	(352,696)	—	—
Net purchases	—	18,900,000	—	—
Net sales	(15,757,351)	—	(120,486)	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of 01/31/2015	$—	$18,547,304	$107,314	$0

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at January 31, 2015 includes:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
	$—	$(352,696)	$26,288	$—

Any difference between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at January 31, 2015.

At the end of the reporting period Level 3 investments in securities were not considered a material portion of the portfolio.

See Notes to Financial Statements

93

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Diversified Financial Services	9.9%
Repurchase Agreements	9.6
Federal National Mtg. Assoc.	5.0
Computers	3.1
Government National Mtg. Assoc.	3.1
Diversified Banking Institutions	2.9
Medical-Drugs	2.7
United States Treasury Notes	2.6
Banks-Super Regional	2.6
Medical-Biomedical/Gene	2.3
Medical-HMO	2.2
Telephone-Integrated	1.9
Oil Companies-Exploration & Production	1.8
Multimedia	1.8
Federal Home Loan Mtg. Corp.	1.7
Electric-Integrated	1.7
Applications Software	1.6
Finance-Credit Card	1.3
Banks-Commercial	1.3
Oil-Field Services	1.3
Cable/Satellite TV	1.2
Airlines	1.2
Retail-Building Products	1.2
United States Treasury Bonds	1.2
Web Portals/ISP	1.1
Enterprise Software/Service	1.1
Semiconductor Equipment	1.1
Insurance-Multi-line	1.1
Electronic Components-Semiconductors	1.1
Real Estate Investment Trusts	1.1
Diversified Manufacturing Operations	1.0
Chemicals-Diversified	1.0
Investment Management/Advisor Services	1.0
Aerospace/Defense	1.0
Computer Services	1.0
Oil Refining & Marketing	0.8
Instruments-Controls	0.8
Agricultural Operations	0.8
Medical-Wholesale Drug Distribution	0.8
Medical Instruments	0.8
Auto-Cars/Light Trucks	0.7
Oil Companies-Integrated	0.7
Sovereign	0.7
Tobacco	0.6
Food-Retail	0.6
Oil Field Machinery & Equipment	0.6
Insurance-Reinsurance	0.6
Retail-Drug Store	0.6
Pipelines	0.5
Cosmetics & Toiletries	0.5
Food-Misc./Diversified	0.5
Retail-Discount	0.5
Finance-Auto Loans	0.5
Auto/Truck Parts & Equipment-Original	0.5
Municipal Bonds & Notes	0.5
Retail-Regional Department Stores	0.5
Finance-Investment Banker/Broker	0.5
Insurance Brokers	0.4
Entertainment Software	0.4
Medical-Generic Drugs	0.4
Transport-Rail	0.4
Building-Residential/Commercial	0.4

Insurance-Life/Health	0.4%
Medical-Hospitals	0.4
Containers-Paper/Plastic	0.4
Data Processing/Management	0.4
Medical Products	0.4
Aerospace/Defense-Equipment	0.4
Audio/Video Products	0.4
Schools	0.4
Internet Content-Entertainment	0.4
Gas-Distribution	0.4
Retail-Apparel/Shoe	0.4
Agricultural Chemicals	0.3
Engineering/R&D Services	0.3
Auto-Heavy Duty Trucks	0.3
Beverages-Non-alcoholic	0.3
Retail-Restaurants	0.3
Independent Power Producers	0.3
Metal-Aluminum	0.3
Electronic Forms	0.3
Semiconductor Components-Integrated Circuits	0.2
Commercial Services-Finance	0.2
Retail-Major Department Stores	0.2
Batteries/Battery Systems	0.2
Brewery	0.2
Steel-Producers	0.2
Office Automation & Equipment	0.2
Apparel Manufacturers	0.2
Poultry	0.2
Insurance-Property/Casualty	0.2
Cruise Lines	0.2
Internet Security	0.2
Television	0.2
Beverages-Wine/Spirits	0.2
Rental Auto/Equipment	0.2
Building & Construction Products-Misc.	0.2
E-Commerce/Services	0.2
Computers-Memory Devices	0.2
Computers-Integrated Systems	0.2
Diversified Operations	0.2
Tennessee Valley Authority	0.2
Athletic Equipment	0.1
Diversified Minerals	0.1
Chemicals-Specialty	0.1
Consumer Products-Misc.	0.1
Finance-Consumer Loans	0.1
Advertising Agencies	0.1
Investment Companies	0.1
Building Products-Wood	0.1
Pharmacy Services	0.1
Satellite Telecom	0.1
Electric-Generation	0.1
Shipbuilding	0.1
Machinery-General Industrial	0.1
Retail-Auto Parts	0.1
Building Societies	0.1
Metal-Copper	0.1
Broadcast Services/Program	0.1
Retail-Consumer Electronics	0.1
Funeral Services & Related Items	0.1
Rubber-Tires	0.1
Electric Products-Misc.	0.1
Casino Hotels	0.1

94

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited) — (continued)

Industry Allocation* (continued)

Radio	0.1%
Food-Flour & Grain	0.1
Telecom Services	0.1
Vitamins & Nutrition Products	0.1
Retail-Perfume & Cosmetics	0.1
Chemicals-Plastics	0.1
Advertising Services	0.1
Coal	0.1
Filtration/Separation Products	0.1
Dialysis Centers	0.1

106.6%

*	Calculated as a percentage of net assets

95

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 58.8%
Advertising Agencies — 0.1%
Alliance Data Systems Corp.†	945	$272,944

Aerospace/Defense — 1.0%
General Dynamics Corp.	3,900	519,519
Northrop Grumman Corp.	9,900	1,553,805
Raytheon Co.	900	90,045

		2,163,369

Aerospace/Defense-Equipment — 0.4%
United Technologies Corp.	7,102	815,168

Agricultural Chemicals — 0.3%
Mosaic Co.	15,569	758,055

Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	28,600	1,333,618
Bunge, Ltd.	5,700	510,321

		1,843,939

Airlines — 1.2%
Alaska Air Group, Inc.	3,300	223,971
Delta Air Lines, Inc.	28,002	1,324,775
Southwest Airlines Co.	12,900	582,822
United Continental Holdings, Inc.†	9,387	651,176

		2,782,744

Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	3,200	356,416
Ralph Lauren Corp.	786	131,176

		487,592

Applications Software — 1.6%
Citrix Systems, Inc.†	600	35,556
Microsoft Corp.	85,411	3,450,604

		3,486,160

Athletic Equipment — 0.1%
Jarden Corp.†	6,875	330,138

Audio/Video Products — 0.4%
Harman International Industries, Inc.	6,212	805,262

Auto-Cars/Light Trucks — 0.7%
General Motors Co.	46,358	1,512,198

Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	10,913	655,980

Auto/Truck Parts & Equipment-Original — 0.5%
Allison Transmission Holdings, Inc.	9,300	291,276
Delphi Automotive PLC	6,900	474,237
Johnson Controls, Inc.	7,425	345,040

		1,110,553

Banks-Commercial — 0.1%
BB&T Corp.	730	25,762
SVB Financial Group†	1,226	138,415

		164,177

Banks-Super Regional — 2.4%
Fifth Third Bancorp	21,500	371,950
KeyCorp	7,800	101,322
PNC Financial Services Group, Inc.	8,100	684,774
Wells Fargo & Co.	81,692	4,241,449

		5,399,495

Security Description	Shares	Value (Note 2)

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	4,100	$524,841

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	12,800	526,976
PepsiCo, Inc.	1,200	112,536

		639,512

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc., Class A†	3,827	422,692

Brewery — 0.1%
Molson Coors Brewing Co., Class B	2,300	174,639

Building & Construction Products-Misc. — 0.2%
Fortune Brands Home & Security, Inc.	8,626	386,359

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	314	33,830

Building Products-Wood — 0.1%
Masco Corp.	10,248	254,560

Building-Residential/Commercial — 0.4%
PulteGroup, Inc.	26,766	551,112
Toll Brothers, Inc.†	10,387	359,598

		910,710

Cable/Satellite TV — 0.8%
Charter Communications, Inc., Class A†	2,442	369,023
Comcast Corp., Class A	12,653	672,444
DISH Network Corp., Class A†	4,219	296,806
Time Warner Cable, Inc.	3,500	476,455

		1,814,728

Chemicals-Diversified — 0.9%
Axiall Corp.	2,766	122,395
Dow Chemical Co.	5,989	270,463
E.I. du Pont de Nemours & Co.	4,171	297,017
LyondellBasell Industries NV, Class A	6,900	545,721
PPG Industries, Inc.	3,477	774,954

		2,010,550

Commercial Services-Finance — 0.2%
H&R Block, Inc.	8,400	287,952
MasterCard, Inc., Class A	3,008	246,746

		534,698

Computer Services — 0.8%
Accenture PLC, Class A	11,180	939,455
Amdocs, Ltd.	5,200	250,536
Cognizant Technology Solutions Corp., Class A†	4,492	243,152
International Business Machines Corp.	648	99,345
Leidos Holdings, Inc.	5,348	221,407

		1,753,895

Computers — 3.1%
Apple, Inc.	43,930	5,146,839
Hewlett-Packard Co.	47,913	1,731,096

		6,877,935

Computers-Integrated Systems — 0.2%
Brocade Communications Systems, Inc.	32,400	360,288

Computers-Memory Devices — 0.2%
SanDisk Corp.	4,800	364,368

Consumer Products-Misc. — 0.0%
Spectrum Brands Holdings, Inc.	1,100	98,648

96

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Containers-Paper/Plastic — 0.3%
Sealed Air Corp.	17,557	$711,059

Cosmetics & Toiletries — 0.5%
Avon Products, Inc.	20,500	158,670
Colgate-Palmolive Co.	2,944	198,779
Procter & Gamble Co.	9,798	825,873

		1,183,322

Cruise Lines — 0.2%
Carnival Corp.	2,500	109,900
Royal Caribbean Cruises, Ltd.†	4,900	370,195

		480,095

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	5,539	345,800

Diversified Banking Institutions — 1.6%
Bank of America Corp.	66,930	1,013,990
Citigroup, Inc.	27,141	1,274,270
Goldman Sachs Group, Inc.	2,374	409,301
Morgan Stanley	27,072	915,304

		3,612,865

Diversified Manufacturing Operations — 0.8%
Danaher Corp.	500	41,190
Eaton Corp. PLC	2,705	170,658
Illinois Tool Works, Inc.	13,200	1,228,788
Ingersoll-Rand PLC†	2,975	197,540
Parker-Hannifin Corp.	1,600	186,336
SPX Corp.	956	79,893

		1,904,405

Diversified Operations — 0.2%
Restaurant Brands International, Inc.†	8,811	340,809

E-Commerce/Services — 0.2%
Priceline Group, Inc.†	363	366,441

Electric Products-Misc. — 0.1%
Emerson Electric Co.	2,982	169,795

Electric-Integrated — 0.7%
Dominion Resources, Inc.	2,116	162,699
Edison International	1,159	78,986
Entergy Corp.	6,700	586,317
Exelon Corp.	7,146	257,542
NextEra Energy, Inc.	3,041	332,199
Public Service Enterprise Group, Inc.	5,200	221,936

		1,639,679

Electronic Components-Semiconductors — 1.1%
Avago Technologies, Ltd.†	12,101	1,244,951
Broadcom Corp., Class A	16,528	701,366
Freescale Semiconductor, Ltd.†	2,308	74,064
Microchip Technology, Inc.	1,534	69,183
NVIDIA Corp.	6,400	122,912
Rovi Corp.†	6,600	152,526

		2,365,002

Electronic Forms — 0.3%
Adobe Systems, Inc.†	8,259	579,204

Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	650	80,028

Security Description	Shares	Value (Note 2)

Engineering/R&D Services — 0.3%
AECOM Technology Corp.†	9,200	$233,864
Fluor Corp.	10,101	541,313

		775,177

Engines-Internal Combustion — 0.0%
Cummins, Inc.	699	97,483

Enterprise Software/Service — 1.0%
Oracle Corp.	54,092	2,265,914

Entertainment Software — 0.4%
Activision Blizzard, Inc.	23,000	480,585
Electronic Arts, Inc.†	8,200	449,852

		930,437

Filtration/Separation Products — 0.1%
Pall Corp.	1,144	110,693

Finance-Consumer Loans — 0.0%
Santander Consumer USA Holdings, Inc.	1,102	19,671

Finance-Credit Card — 1.3%
Discover Financial Services	19,900	1,082,162
Visa, Inc., Class A	7,600	1,937,316

		3,019,478

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	16,425	426,722
TD Ameritrade Holding Corp.	4,324	140,054

		566,776

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc.	385	79,206

Food-Confectionery — 0.0%
Hershey Co.	800	81,768

Food-Misc./Diversified — 0.4%
General Mills, Inc.	2,891	151,720
Ingredion, Inc.	5,700	459,648
Mondelez International, Inc., Class A	8,714	307,081

		918,449

Food-Retail — 0.6%
Kroger Co.	20,200	1,394,810

Gas-Distribution — 0.3%
CenterPoint Energy, Inc.	2,608	60,219
UGI Corp.	13,800	510,462

		570,681

Independent Power Producers — 0.3%
Calpine Corp.†	6,000	125,280
Dynegy, Inc.†	17,300	472,636

		597,916

Instruments-Controls — 0.8%
Honeywell International, Inc.	19,437	1,900,161

Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc.	18,530	996,358

Insurance-Life/Health — 0.3%
CNO Financial Group, Inc.	13,100	203,312
Lincoln National Corp.	5,300	264,894
Prudential Financial, Inc.	1,300	98,644

		566,850

97

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance-Multi-line — 0.9%
ACE, Ltd.†	13,428	$1,449,687
Allstate Corp.	3,600	251,244
MetLife, Inc.	7,422	345,123

		2,046,054

Insurance-Property/Casualty — 0.2%
Travelers Cos., Inc.	4,700	483,254

Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd.†	3,800	164,616
Everest Re Group, Ltd.	3,100	531,278
PartnerRe, Ltd.†	4,000	457,600

		1,153,494

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	10,490	796,296

Internet Security — 0.2%
VeriSign, Inc.†	8,500	463,080

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	825	169,554
Ameriprise Financial, Inc.	7,042	879,828
BlackRock, Inc.	2,006	683,063
Invesco, Ltd.†	12,569	461,659

		2,194,104

Machinery-General Industrial — 0.1%
IDEX Corp.	3,100	224,285

Medical Instruments — 0.8%
Boston Scientific Corp.†	25,324	375,048
Medtronic PLC	20,100	1,435,140

		1,810,188

Medical Products — 0.3%
Stryker Corp.	6,780	617,319

Medical-Biomedical/Gene — 2.2%
Alexion Pharmaceuticals, Inc.†	765	140,179
Amgen, Inc.	9,100	1,385,566
Biogen Idec, Inc.†	2,798	1,088,870
Celgene Corp.†	5,344	636,791
Gilead Sciences, Inc.†	8,868	929,632
Vertex Pharmaceuticals, Inc.†	7,800	859,092

		5,040,130

Medical-Drugs — 2.5%
Abbott Laboratories	5,478	245,195
Allergan, Inc.	502	110,069
Bristol-Myers Squibb Co.	10,469	630,967
Johnson & Johnson	16,786	1,680,950
Merck & Co., Inc.	20,580	1,240,562
Pfizer, Inc.	58,130	1,816,562

		5,724,305

Medical-Generic Drugs — 0.2%
Actavis PLC†	1,490	397,144
Perrigo Co. PLC	716	108,646

		505,790

Medical-HMO — 2.1%
Aetna, Inc.	5,500	505,010
Anthem, Inc.	11,600	1,565,536
Cigna Corp.	1,050	112,171
Health Net, Inc.†	10,600	574,202

Security Description	Shares	Value (Note 2)

Medical-HMO (continued)
Humana, Inc.	4,202	$615,341
UnitedHealth Group, Inc.	13,267	1,409,619

		4,781,879

Medical-Hospitals — 0.1%
LifePoint Hospitals, Inc.†	4,200	274,008

Medical-Wholesale Drug Distribution — 0.8%
McKesson Corp.	8,258	1,756,064

Metal-Aluminum — 0.3%
Alcoa, Inc.	37,931	593,620

Multimedia — 1.4%
Time Warner, Inc.	35,988	2,804,545
Twenty-First Century Fox, Inc., Class A	7,907	262,196
Twenty-First Century Fox, Inc., Class B	2,654	84,530

		3,151,271

Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	20,600	493,988

Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp.	2,055	167,996
California Resources Corp.†	8,695	44,518
ConocoPhillips	19,500	1,228,110
EQT Corp.	1,574	117,169
Occidental Petroleum Corp.	22,177	1,774,160
Southwestern Energy Co.†	3,445	85,402

		3,417,355

Oil Companies-Integrated — 0.4%
Chevron Corp.	1,600	164,048
Exxon Mobil Corp.	4,283	374,420
Marathon Oil Corp.	2,157	57,376
Phillips 66	3,017	212,155

		807,999

Oil Field Machinery & Equipment — 0.6%
National Oilwell Varco, Inc.	23,600	1,284,548

Oil Refining & Marketing — 0.8%
HollyFrontier Corp.	4,300	154,456
Marathon Petroleum Corp.	5,100	472,209
Tesoro Corp.	3,700	302,401
Valero Energy Corp.	18,500	978,280

		1,907,346

Oil-Field Services — 1.3%
Baker Hughes, Inc.	12,822	743,548
Halliburton Co.	11,500	459,885
Schlumberger, Ltd.	20,955	1,726,482

		2,929,915

Poultry — 0.2%
Pilgrim’s Pride Corp.	17,800	483,270

Real Estate Investment Trusts — 0.8%
American Capital Agency Corp.	18,600	400,830
American Tower Corp.	3,500	339,325
Annaly Capital Management, Inc.	8,200	86,592
Boston Properties, Inc.	531	73,703
Prologis, Inc.	3,243	146,389
RLJ Lodging Trust	8,700	296,409
Vornado Realty Trust	3,516	388,307

		1,731,555

98

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	2,900	$93,786

Retail-Apparel/Shoe — 0.3%
Foot Locker, Inc.	5,000	266,100
Lululemon Athletica, Inc.†	2,941	194,812
PVH Corp.	1,166	128,563

		589,475

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	343	204,757

Retail-Building Products — 1.2%
Home Depot, Inc.	2,186	228,262
Lowe’s Cos., Inc.	37,170	2,518,639

		2,746,901

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,383	189,482

Retail-Discount — 0.4%
Big Lots, Inc.	12,700	583,057
Costco Wholesale Corp.	825	117,967
Dollar Tree, Inc.†	1,668	118,595

		819,619

Retail-Drug Store — 0.4%
CVS Health Corp.	8,968	880,299

Retail-Jewelry — 0.0%
Tiffany & Co.	1,147	99,376

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	8,083	532,993

Retail-Regional Department Stores — 0.4%
Dillard’s, Inc., Class A	4,200	477,120
Kohl’s Corp.	1,600	95,552
Macy’s, Inc.	4,600	293,848

		866,520

Retail-Restaurants — 0.3%
Dunkin’ Brands Group, Inc.	1,441	68,174
Starbucks Corp.	3,676	321,760
Yum! Brands, Inc.	3,153	227,899

		617,833

Schools — 0.4%
Apollo Education Group, Inc.†	15,500	391,530
Graham Holdings Co., Class B	435	406,864

		798,394

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc.	5,304	331,288

Semiconductor Equipment — 1.1%
Applied Materials, Inc.	901	20,579
KLA-Tencor Corp.	19,402	1,192,641
Lam Research Corp.	16,157	1,235,041

		2,448,261

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,000	233,200

Steel-Producers — 0.2%
United States Steel Corp.	18,310	447,496

Telephone-Integrated — 1.1%
AT&T, Inc.	16,600	546,472
CenturyLink, Inc.	13,634	506,776

Security Description	Shares/ Principal Amount	Value (Note 2)

Telephone-Integrated (continued)
Frontier Communications Corp.	32,400	$217,566
Verizon Communications, Inc.	25,308	1,156,828

		2,427,642

Television — 0.2%
CBS Corp., Class B	6,199	339,767

Tobacco — 0.4%
Lorillard, Inc.	8,300	544,563
Philip Morris International, Inc.	5,773	463,226

		1,007,789

Transport-Rail — 0.3%
CSX Corp.	7,503	249,850
Union Pacific Corp.	3,168	371,321

		621,171

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	5,000	152,400

Web Portals/ISP — 1.1%
Google, Inc., Class A†	1,787	960,602
Google, Inc., Class C†	1,646	879,820
Yahoo!, Inc.†	15,400	677,446

		2,517,868

Total Common Stocks (cost $111,877,825)		132,057,793

ASSET BACKED SECURITIES — 9.8%
Diversified Financial Services — 9.8%
American Home Mtg. Assets LLC FRS Series 2006-2, Class 1A1 1.07% due 09/25/2046(1)	$69,961	49,240
Avenue of Americas VRS Series 2015-1177, Class A 2.96% due 12/31/2029*(2)(5)	140,000	143,492
Banc of America Commercial Mtg. Trust Series 2006-4, Class AM 5.68% due 07/10/2046(2)	155,000	165,022
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.73% due 05/10/2045(2)	270,000	279,883
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class AM 5.76% due 05/10/2045(2)	190,000	201,373
Banc of America Commercial Mtg., Inc., VRS Series 2006-2, Class AJ 5.76% due 05/10/2045(2)	190,000	198,569
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-4, Class A5B 5.00% due 07/10/2045(2)	145,000	146,625
Banc of America Mtg. Trust FRS Series 2005-RP3, Class 1A2 2.62% due 07/25/2033(1)	103,528	103,851
Banc of America Mtg. Trust Series 2004-5, Class 3A2 4.75% due 06/25/2019(1)	11,411	11,569
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(2)	340,000	360,314

99

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class AM 5.24% due 12/11/2038(2)	$55,000	$58,614
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW11, Class A4 5.43% due 03/11/2039(2)	308,958	318,518
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW13, Class AM 5.58% due 09/11/2041(2)	155,000	163,702
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW12, Class A4 5.70% due 09/11/2038(2)	139,428	145,438
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class AM 5.71% due 06/11/2040(2)	285,000	311,711
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class AM 5.90% due 06/11/2050(2)	340,000	373,615
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 5.95% due 09/11/2042(2)	260,000	282,812
CFC LLC Series 2014-2A, Class B 2.64% due 11/16/2020*	50,000	50,648
CFC LLC Series 2014-2A, Class C 3.24% due 11/16/2020*	70,000	71,045
Citigroup Commercial Mtg. Trust Series 2006-C5, Class A4 5.43% due 10/15/2049(2)	205,000	216,670
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-HE1, Class M1 0.50% due 01/25/2036	223,105	218,488
Citigroup Mtg. Loan Trust, Inc. FRS Series 2003-HE3, Class A 0.55% due 12/25/2033	90,350	86,426
Citigroup Mtg. Loan Trust, Inc. Series 2007-12 Class 2A1 6.50% due 10/25/2036*(1)	202,013	157,481
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class C 5.23% due 07/15/2044(2)	180,000	183,320
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class AM 5.35% due 01/15/2046(2)	145,000	150,591
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class AMFX 5.37% due 12/11/2049(2)	380,000	398,723
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class AJ 6.12% due 11/15/2044(2)	160,000	174,746

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Citigroup/Deutsche Bank Mtg. Trust VRS Series 2007-CD5, Class AM 6.12% due 11/15/2044(2)	$265,000	$292,578
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(1)	182,528	155,805
Colony American Homes, Inc. FRS Series 2014-1A, Class A 1.40% due 05/17/2031*	98,506	97,756
Commercial Mtg. Trust Pass Through Certs. FRS Series 2014-KYO, Class B 1.47% due 06/11/2027*(2)	440,000	437,793
Commercial Mtg. Trust Pass Through Certs. FRS Series 2013-FL3, Class B 2.32% due 10/13/2028*(2)	160,000	162,075
Commercial Mtg. Trust Pass Through Certs. Series 2014-CR17, Class A5 3.98% due 05/10/2047(2)	140,000	154,938
Commercial Mtg. Trust Pass Through Certs. Series 2013-CR11, Class A4 4.26% due 10/10/2046(2)	225,000	254,092
Commercial Mtg. Trust Pass Through Certs. VRS Series 2005-GG3, Class B 4.89% due 08/10/2042(2)	136,168	136,197
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.37% due 07/20/2046(1)	358,342	265,121
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(1)	378,713	341,371
Countrywide Asset-Backed Certs. FRS Series 2005-5, Class M2 0.66% due 10/25/2035	128,774	127,594
Countrywide Asset-Backed Certs. FRS Series 2004-6, Class M1 1.07% due 10/25/2034	226,157	219,156
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(1)	62,320	62,784
Credit Suisse Commercial Mtg. Trust VRS Series 2006-C1, Class A4 5.47% due 02/15/2039(2)	128,638	132,096
Credit Suisse Commercial Mtg. Trust VRS Series 2006-C1, Class AJ 5.47% due 02/15/2039(2)	180,000	187,141
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR8, Class 2A1 2.47% due 09/25/2034(1)	39,741	39,585
DBUBS Mtg. Trust Series 2011-LC3A, Class A2 3.64% due 08/10/2044(2)	150,000	154,707

100

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
First Franklin Mtg. Loan Trust FRS Series 2005-FF8, Class A2D 0.55% due 09/25/2035	$15,815	$15,777
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.02% due 06/25/2034	287,872	255,691
Flagship Credit Auto Trust Series 2014-1, Class C 3.34% due 04/15/2020*	90,000	89,612
GS Mtg. Securities Corp. II Series 2006-GG8, Class A4 5.56% due 11/10/2039(2)	378,246	399,621
GS Mtg. Securities Corp. II Series 2006-GG8, Class AM 5.59% due 11/10/2039(2)	780,000	830,433
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(2)	1,000,000	1,022,630
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.33% due 04/25/2036	321,443	222,037
GSAMP Trust FRS Series 2006-NC1, Class A2 0.35% due 02/25/2036	108,178	105,186
GSAMP Trust FRS Series 2005-SEA2, Class M1 0.69% due 01/25/2045*	65,000	61,225
JP Morgan Mtg. Trust Series 2014-S1, Class 1A7 5.00% due 09/25/2034(1)	324,530	337,024
JPMorgan Chase Commercial Mtg. Securities Trust Series 2006-LDP8, Class AM 5.44% due 05/15/2045(2)	330,000	349,820
LB-UBS Commercial Mtg. Trust Series 2005-C3, Class A5 4.74% due 07/15/2030(2)	55,483	55,726
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(2)	425,000	447,065
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(1)	31,011	30,222
Long Beach Mortgage Loan Trust FRS Series 2004-3, Class M1 1.02% due 07/25/2034	159,443	153,648
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(2)	120,000	120,859
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class AM 5.11% due 07/12/2038(2)	25,000	25,370
Merrill Lynch Mtg. Trust VRS Series 2005-CK11, Class A6 5.29% due 11/12/2037(2)	771,210	781,945
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.69% due 05/12/2039(2)	180,000	186,769
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A1A 5.84% due 06/12/2050(2)	327,227	350,000

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Merrill Lynch/Countrywide Commercial Mtg. Trust Pass Through Certs. Series 2006-4, Class AM 5.20% due 12/12/2049(2)	$175,000	$186,468
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4 2.86% due 11/15/2045(2)	140,000	144,356
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(2)	55,000	56,707
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(2)	175,000	182,979
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*	240,000	255,190
Morgan Stanley Capital I Trust VRS Series 2006-T21, Class A4 5.16% due 10/12/2052(2)	280,000	286,487
Morgan Stanley Capital I Trust VRS Series 2005-HQ7, Class AJ 5.20% due 11/14/2042(2)	330,000	336,964
Morgan Stanley Capital I Trust Series 2006-HQ10, Class A4 5.33% due 11/12/2041(2)	141,703	149,240
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(2)	247,796	261,715
Morgan Stanley Capital I Trust Series 2006-HQ10, Class AM 5.36% due 11/12/2041(2)	355,000	377,855
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class A4 5.41% due 03/12/2044(2)	160,223	163,620
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class AM 5.46% due 03/12/2044(2)	105,000	109,023
Morgan Stanley Capital I Trust VRS Series 2006-T23, Class AM 5.81% due 08/12/2041(2)	370,000	393,826
Morgan Stanley Capital I Trust VRS Series 2006-T23, Class AJ 5.81% due 08/12/2041(2)	245,000	261,820
Morgan Stanley Capital I Trust VRS Series 2007-IQ16, Class AM 6.08% due 12/12/2049(2)	475,000	525,050
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4A 5.80% due 08/12/2045*(2)	591,570	635,675
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 1.02% due 11/25/2034	79,708	74,908
Park Place Securities, Inc. FRS Series 2005-WHQ2, Class M1 0.59% due 05/25/2035	290,000	287,818
Park Place Securities, Inc. FRS Pass Through Certs. Series 2005-WHQ1, Class M2 0.67% due 03/25/2035	88,195	87,522

101

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
PFP III, Ltd. FRS Series 2014-1, Class A 1.34% due 06/14/2031*(2)	$127,314	$127,543
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.54% due 08/25/2035	251,507	226,878
Residential Asset Mtg. Products Trust FRS Series 2005-RS4, Class M1 0.60% due 04/25/2035	64,707	64,203
Santander Drive Auto Receivables Trust Series 2014-2, Class A2A 0.75% due 07/17/2017	430,536	430,314
Wachovia Bank Commercial Mtg. Trust Series 2005-C18, Class A4 4.94% due 04/15/2042(2)	6,624	6,628
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class AJ2 5.02% due 04/15/2042(2)	225,000	226,593
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.24% due 10/15/2044(2)	72,131	73,162
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class B 5.24% due 10/15/2044(2)	200,000	204,337
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(2)	202,908	207,735
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A5 5.71% due 05/15/2043(2)	195,000	203,879
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A4 5.71% due 05/15/2043(2)	145,431	150,458
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C27, Class AM 5.80% due 07/15/2045(2)	105,000	111,489
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(2)	190,000	201,430
Washington Mutual Mtg. Pass Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(1)	118,867	90,341
Wells Fargo Commercial Mortgage Trust Series 2014-LC18, Class AS 2014-LC18 3.81% due 12/15/2047(2)	160,000	170,337
Wells Fargo Home Equity Trust VRS Series 2004-2, Class AI6 5.00% due 10/25/2034	6,300	6,328
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR8, Class 1A1 2.61% due 06/25/2035(1)	276,650	281,579

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(1)	$11,568	$11,896
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(1)	127,905	129,489
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(2)	110,000	113,259
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(2)	105,000	116,486

Total Asset Backed Securities (cost $22,877,025)		22,015,522

U.S. CORPORATE BONDS & NOTES — 10.6%
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	70,000	80,374

Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	20,000	22,435

Banks-Commercial — 0.3%
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	270,248
HSBC USA, Inc. Senior Notes 2.38% due 02/13/2015	230,000	230,141
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019	325,000	331,617

		832,006

Banks-Fiduciary — 0.0%
State Street Corp. Senior Notes 3.30% due 12/16/2024	95,000	99,658

Banks-Super Regional — 0.2%
Wells Fargo & Co. Senior Notes 3.68% due 06/15/2016	395,000	410,654
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	110,000	133,006

		543,660

Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.63% due 01/17/2023	130,000	130,422
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	200,000	204,835

		335,257

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 6.50% due 11/15/2022	185,000	190,781

102

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	$85,000	$89,463
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	145,000	155,150
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	100,000	120,814
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	45,490
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	65,000	72,010
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	105,000	113,881
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	155,000	168,369

		765,177

Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	150,000	166,125

Cellular Telecom — 0.0%
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	60,000	69,150
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	35,000	35,481

		104,631

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 4.63% due 10/01/2044	45,000	48,628

Chemicals-Plastics — 0.1%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	135,000	126,816

Chemicals-Specialty — 0.1%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	165,000	167,805
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	135,000	135,506

		303,311

Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	150,000	112,500

Security Description	Principal Amount	Value (Note 2)

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	$120,000	$127,097
International Business Machines Corp. Senior Notes 3.63% due 02/12/2024	195,000	210,012

		337,109

Computers — 0.0%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	100,000	107,545

Consumer Products-Misc. — 0.1%
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/2018	50,000	51,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	100,000	105,250
Scotts Miracle-Gro Co. Company Guar. Notes 6.63% due 12/15/2020	40,000	42,200

		198,450

Containers-Paper/Plastic — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	140,000	143,150

Data Processing/Management — 0.2%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	175,000	182,000
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(3)	145,000	155,875
First Data Corp. Senior Sec. Notes 8.88% due 08/15/2020*	130,000	139,262

		477,137

Dialysis Centers — 0.1%
Fresenius Medical Care US Finance, Inc. Company Guar. Notes 5.75% due 02/15/2021*	100,000	110,500

Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 3.63% due 03/17/2016	135,000	138,934
Bank of America Corp. Senior Notes 3.75% due 07/12/2016	15,000	15,541
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	300,000	315,548
Bank of America Corp. Senior Notes 4.50% due 04/01/2015	60,000	60,376

103

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 4.88% due 04/01/2044	$60,000	$70,476
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	85,000	100,718
Citigroup, Inc. FRS Sub. Notes 0.51% due 06/09/2016	165,000	163,617
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	120,000	122,644
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	100,000	103,083
Citigroup, Inc. Senior Notes 4.95% due 11/07/2043	70,000	82,561
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	210,000	214,098
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	70,000	71,652
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	185,000	191,052
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/2015	115,000	115,801
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	80,000	82,130
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	100,000	113,347
Morgan Stanley Senior Notes 2.38% due 07/23/2019	130,000	131,066
Morgan Stanley Senior Notes 2.50% due 01/24/2019	85,000	86,496
Morgan Stanley Senior Notes 3.88% due 04/29/2024	110,000	116,802
Morgan Stanley Senior Notes 4.30% due 01/27/2045	135,000	141,537
Morgan Stanley Senior Notes 5.45% due 01/09/2017	120,000	129,128
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	254,676

		2,821,283

Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 2.20% due 01/09/2020	170,000	173,251
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	150,000	154,391

		327,642

Security Description	Principal Amount	Value (Note 2)

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 4.13% due 10/09/2042	$70,000	$77,178
General Electric Co. Senior Notes 4.50% due 03/11/2044	100,000	117,035
General Electric Co. Senior Notes 5.25% due 12/06/2017	40,000	44,626
Textron, Inc. Senior Notes 3.88% due 03/01/2025	65,000	67,786

		306,625

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	50,000	54,727

Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 06/01/2020	150,000	171,000

Electric-Integrated — 0.9%
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	30,000	34,260
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	115,000	118,476
Berkshire Hathaway Energy Co. Senior Notes 4.50% due 02/01/2045	115,000	129,195
Berkshire Hathaway Energy Co. Senior Notes 5.15% due 11/15/2043	70,000	87,653
Carolina Power & Light Co. 1st Mtg. Notes 4.10% due 03/15/2043	85,000	96,623
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	90,000	105,678
Dominion Resources, Inc. Senior Notes 4.70% due 12/01/2044	110,000	128,976
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	199,291
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	195,000	203,280
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/2021	65,000	70,818
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	55,000	63,921
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	120,000	131,329
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	50,000	59,636

104

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
NiSource Finance Corp. Company Guar. Notes 5.80% due 02/01/2042	$25,000	$32,906
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	85,000	102,072
PacifiCorp 1st. Mtg. Notes 2.95% due 02/01/2022	110,000	114,380
PPL Capital Funding, Inc. Company Guar. Notes 4.70% due 06/01/2043	35,000	40,732
Southern California Edison Co. 1st Mtg. Bonds 3.60% due 02/01/2045	30,000	31,554
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	70,000	74,482
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	107,427

		1,932,689

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	100,000	101,547
Oracle Corp. Senior Notes 4.50% due 07/08/2044	110,000	128,674

		230,221

Finance-Auto Loans — 0.5%
Ford Motor Credit Co. LLC Senior Notes 2.38% due 01/16/2018	290,000	294,872
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	200,000	201,251
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	400,000	412,091
Ford Motor Credit Co. LLC Senior Notes 3.66% due 09/08/2024	200,000	207,032

		1,115,246

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 2.70% due 02/03/2020	115,000	115,855
Synchrony Financial Senior Notes 3.00% due 08/15/2019	110,000	112,809
Synchrony Financial Senior Notes 4.25% due 08/15/2024	40,000	42,330

		270,994

Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Notes 2.85% due 01/27/2025	70,000	71,470

Security Description	Principal Amount	Value (Note 2)

Food-Flour & Grain — 0.1%
Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	$160,000	$162,800

Food-Misc./Diversified — 0.1%
HJ Heinz Co. Sec. Notes 4.25% due 10/15/2020	135,000	136,097
Kraft Foods Group, Inc. Senior Notes 1.63% due 06/04/2015	85,000	85,251
Kraft Foods Group, Inc. Senior Notes 5.00% due 06/04/2042	25,000	28,251

		249,599

Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 5.38% due 01/15/2022	170,000	175,950

Gas-Distribution — 0.1%
Dominion Gas Holdings LLC Senior Notes 3.60% due 12/15/2024	50,000	53,161
Sempra Energy Senior Notes 2.88% due 10/01/2022	130,000	132,198

		185,359

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	55,000	65,127
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	190,000	231,832

		296,959

Insurance-Multi-line — 0.2%
ING US, Inc. Company Guar. Notes 2.90% due 02/15/2018	145,000	149,477
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	47,917
Metlife, Inc. Senior Notes 4.72% due 12/15/2044	35,000	41,367
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	114,155

		352,916

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 4.50% due 02/11/2043	90,000	105,532
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	20,000	22,490

		128,022

105

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	$65,000	$66,715
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	125,000	133,281

		199,996

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.63% due 05/22/2024	145,000	153,143
Gilead Sciences, Inc. Senior Notes 4.50% due 02/01/2045	120,000	138,057

		291,200

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	25,000	27,283
GlaxoSmithKline Capital, Inc. Company Guar. Notes 4.20% due 03/18/2043	80,000	89,115
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022*	175,000	186,813

		303,211

Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	200,000	212,722

Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	45,000	48,321
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	50,000	55,911
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	95,000	113,639

		217,871

Medical-Hospitals — 0.3%
HCA Holdings, Inc. Senior Notes 7.75% due 05/15/2021	175,000	187,031
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	145,000	169,926
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	225,000	230,625

		587,582

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.70% due 12/15/2022	86,000	85,248

Security Description	Principal Amount	Value (Note 2)

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 5.45% due 03/15/2043	$115,000	$96,324
Freeport-McMoRan, Inc. Company Guar. Notes 4.55% due 11/14/2024	115,000	105,105

		201,429

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	50,000	64,041
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021	155,000	173,542
Time Warner, Inc. Company Guar. Notes 4.65% due 06/01/2044	155,000	172,997
Time Warner, Inc. Company Guar. Notes 4.75% due 03/29/2021	95,000	106,706
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	95,000	105,820

		623,106

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/2040	85,000	109,444

Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	135,000	136,977
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	100,000	111,166
Denbury Resources, Inc. Company Guar. Notes 4.63% due 07/15/2023	85,000	72,463
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Notes 6.88% due 05/01/2019	65,000	65,813
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	200,000	151,000
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	130,000	132,805
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	105,000	99,881

		770,105

Oil Companies-Integrated — 0.1%
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	140,000	151,959

106

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	$90,000	$90,854
Express Scripts Holding Co. Company Guar. Notes 4.75% due 11/15/2021	140,000	158,398

		249,252

Pipelines — 0.5%
DCP Midstream Operating LP Company Guar. Notes 3.88% due 03/15/2023	128,000	121,399
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 03/15/2044	65,000	71,699
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	24,000	29,670
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 03/01/2043	120,000	120,973
Kinder Morgan Energy Partners LP Senior Notes 5.40% due 09/01/2044	75,000	79,862
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	30,000	32,384
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019	70,000	70,643
ONEOK Partners LP Company Guar. Notes 3.25% due 02/01/2016	70,000	70,930
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	115,000	116,384
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	85,000	97,347
Sunoco Logistics Partner Company Guar. Notes 5.30% due 04/01/2044	90,000	95,498
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	24,000	24,902
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	50,000	53,416
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	80,000	81,600
Williams Partners LP Senior Notes 4.90% due 01/15/2045	75,000	72,090
Williams Partners LP Senior Notes 5.40% due 03/04/2044	45,000	45,691

		1,184,488

Security Description	Principal Amount	Value (Note 2)

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.75% due 08/01/2021*	$160,000	$164,000

Real Estate Investment Trusts — 0.3%
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	170,000	170,000
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	90,000	94,500
HCP, Inc. Senior Notes 5.38% due 02/01/2021	185,000	211,626
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	45,464
Ventas Realty LP Company Guar. Notes 4.38% due 02/01/2045	40,000	42,043

		563,633

Rental Auto/Equipment — 0.2%
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	100,000	101,500
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	30,000	30,675
Hertz Corp. Company Guar. Notes 7.38% due 01/15/2021	65,000	68,569
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	175,000	192,465

		393,209

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	120,000	135,600

Retail-Discount — 0.1%
Target Corp. Senior Notes 3.50% due 07/01/2024	60,000	64,743
Wal-Mart Stores, Inc. Senior Notes 4.00% due 04/11/2043	95,000	104,166
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	110,000	126,826

		295,735

Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 2.75% due 12/01/2022	90,000	91,547
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	71,268	93,712
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.80% due 11/18/2024	95,000	100,458

107

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Drug Store (continued)
Walgreens Boots Alliance, Inc. Company Guar. Notes 4.80% due 11/18/2044	$45,000	$51,129

		336,846

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	120,000	127,350

Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 2.88% due 02/15/2023	120,000	120,757
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.30% due 02/15/2043	15,000	15,579

		136,336

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 6.50% due 03/01/2021	115,000	123,481
Goodyear Tire & Rubber Co. Company Guar. Notes 8.25% due 08/15/2020	45,000	47,925

		171,406

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 5.20% due 08/01/2043	45,000	52,983

Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	270,000	269,093
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	60,000	64,081
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	115,000	128,369
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	76,687
Verizon Communications, Inc. Senior Notes 2.45% due 11/01/2022	60,000	57,938
Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	69,000	70,607
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2024	105,000	107,752
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	75,000	71,007
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	125,000	137,937
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046*	97,000	106,442

Security Description	Principal Amount	Value (Note 2)

Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	$85,000	$109,943
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	95,000	128,330
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	190,000	192,850

		1,521,036

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	180,000	180,490
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	115,000	116,580
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	40,746
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	45,000	47,306
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	65,000	77,090

		462,212

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	70,000	72,660
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	118,089
Burlington Northern Santa Fe LLC Senior Notes 4.55% due 09/01/2044	30,000	34,165
Burlington Northern Santa Fe LLC Senior Notes 4.90% due 04/01/2044	55,000	65,788

		290,702

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	75,000	80,250

Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	85,000	84,575

Total U.S. Corporate Bonds & Notes (cost $22,821,518)		23,962,238

FOREIGN CORPORATE BONDS & NOTES — 2.8%
Advertising Services — 0.1%
WPP Finance Company Guar. Notes 3.75% due 09/19/2024	120,000	126,501

108

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.9%
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	$205,000	$207,641
BPCE SA Company Guar. Notes 2.25% due 01/27/2020	390,000	391,123
Credit Suisse New York Senior Notes 3.63% due 09/09/2024	250,000	262,632
HSBC Bank PLC Senior Notes 3.10% due 05/24/2016*	275,000	283,724
Intesa Sanpaolo SpA Company Guar. Notes 3.88% due 01/15/2019	250,000	263,986
Skandinaviska Enskilda Banken AB Senior Notes 1.75% due 03/19/2018*	200,000	201,485
Skandinaviska Enskilda Banken AB Senior Notes 2.38% due 11/20/2018*	200,000	204,302
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	203,394

		2,018,287

Building Societies — 0.1%
Nationwide Building Society Senior Notes 2.35% due 01/21/2020*	200,000	202,521

Cable/Satellite TV — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 3.75% due 09/16/2024*	200,000	209,215

Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.38% due 02/19/2043	21,000	22,081

Chemicals-Diversified — 0.1%
LYB International Finance BV Company Guar. Notes 4.88% due 03/15/2044	125,000	136,523

Diversified Banking Institutions — 0.0%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	40,000	43,717

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	140,000	140,613

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 5.00% due 09/30/2043	30,000	35,170
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	130,000	115,375
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.25% due 10/25/2022*	30,000	29,960

Security Description	Principal Amount	Value (Note 2)

Diversified Minerals (continued)
Xstrata Finance Canada, Ltd. Company Guar. Notes 5.55% due 10/25/2042*	$125,000	$123,180

		303,685

Electric-Generation — 0.0%
Electricite de France SA Senior Notes 4.88% due 01/22/2044*	55,000	66,143

Electric-Integrated — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	105,000	121,217

Finance-Investment Banker/Broker — 0.2%
Banco BTG Pactual SA Senior Notes 4.00% due 01/16/2020*	400,000	367,000

Gold Mining — 0.0%
Barrick Gold Corp. Senior Notes 5.25% due 04/01/2042	40,000	39,622

Investment Companies — 0.1%
CDP Financial, Inc. Senior Notes 3.15% due 07/24/2024*	250,000	264,505

Medical-Drugs — 0.1%
GlaxoSmithKline Capital PLC Company Guar. Notes 2.85% due 05/08/2022	115,000	118,664
Teva Pharmaceutical Finance Co., BV Company Guar. Notes 2.95% due 12/18/2022	125,000	125,526

		244,190

Medical-Generic Drugs — 0.1%
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021	200,000	209,467

Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	35,000	30,837

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	125,000	128,750

Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	35,000	25,813

Oil Companies-Exploration & Production — 0.0%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	35,000	31,150

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	180,000	184,929

109

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	$35,000	$33,710
Petrobras International Finance Co. Company Guar. Notes 5.75% due 01/20/2020	85,000	78,828
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/18/2024	55,000	57,194
Shell International Finance BV Company Guar. Notes 4.55% due 08/12/2043	100,000	119,955
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	85,000	96,014

		570,630

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	230,000	241,213

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 02/15/2021*	200,000	210,500

Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	150,000	156,375

Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 2.25% due 03/06/2017*	235,000	239,682
Orange SA Senior Notes 5.50% due 02/06/2044	35,000	43,785

		283,467

Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	100,000	102,750

Total Foreign Corporate Bonds & Notes (cost $6,152,652)		6,296,772

U.S. GOVERNMENT AGENCIES — 10.0%
Federal Home Loan Mtg. Corp. — 1.7%
2.06% due 06/01/2037 FRS	61,146	64,739
2.13% due 07/01/2037 FRS	14,215	15,147
2.24% due 06/01/2037 FRS	2,399	2,502
2.25% due 06/01/2037 FRS	5,684	5,965
3.50% due 05/01/2042	113,160	119,485
3.50% due 08/01/2042	147,733	155,989
3.50% due February TBA	650,000	685,357
4.00% due February TBA	1,180,000	1,263,153
4.50% due 10/01/2019	45,751	48,381
4.50% due February TBA	230,000	249,047
5.00% due 03/01/2019	12,444	13,252
5.00% due February TBA	390,000	429,938
5.50% due 07/01/2034	63,002	70,716

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. REMIC Series 4056, Class BI 3.00% due 05/15/2027(1)(4)	$77,834	$9,147
Series 4097, Class CI 3.00% due 08/15/2027(1)(4)	241,009	27,805
Series 4097, Class HI 3.00% due 08/15/2027(1)(4)	484,388	63,506
Series 4146, Class AI 3.00% due 12/15/2027(1)(4)	127,381	12,870
Series 4207, Class JI 3.00% due 05/15/2028(1)(4)	602,956	66,058
Series 4323, Class IW 3.50% due 04/15/2028(1)(4)	241,816	30,189
3.50% due 01/15/2040(1)	329,390	346,059
Series 3896, Class PA 4.00% due 03/15/2040(1)	83,204	87,896
Series 3777, Class NA 4.50% due 01/15/2039(1)	49,983	53,576

		3,820,777

Federal National Mtg. Assoc. — 5.0%
3.00% due 05/01/2027	57,435	60,888
3.00% due 06/01/2027	66,977	70,920
3.00% due February 15 TBA	1,190,000	1,251,266
3.00% due February 30 TBA	2,440,000	2,522,941
3.50% due February 15 TBA	790,000	838,742
3.50% due 03/01/2042	18,616	19,775
3.50% due 08/01/2042	128,271	136,099
3.50% due 09/01/2042	79,277	84,047
3.50% due 10/01/2042	46,472	49,188
3.50% due 12/01/2042	165,201	174,912
3.50% due February 30 TBA	940,000	993,081
4.00% due 12/01/2041	388,800	423,213
4.00% due 03/01/2042	330,888	355,881
4.00% due 12/01/2042	234,159	251,674
4.00% due 04/01/2043	61,874	67,321
4.00% due February 15 TBA	70,000	74,113
4.00% due February 30 TBA	1,010,000	1,081,647
4.50% due February 15 TBA	360,000	378,219
4.50% due February 30 TBA	100,000	108,527
4.50% due 09/01/2041	318,819	347,054
5.00% due 03/01/2018	17,662	18,630
5.00% due 04/01/2018	5,484	5,785
5.00% due 07/01/2018	13,125	13,844
5.00% due 08/01/2018	9,160	9,662
5.00% due 06/01/2019	19,101	20,310
5.00% due February 15 TBA	70,000	73,718
5.00% due 09/01/2041	304,370	337,874
5.00% due February 30 TBA	290,000	320,620
5.50% due 10/01/2017	34,431	36,471
5.50% due 11/01/2017	9,049	9,586
5.50% due 04/01/2037	199,940	224,895
5.50% due February 30 TBA	530,000	592,731
6.00% due 08/01/2017	19,114	19,873
6.50% due 10/01/2039	51,748	59,135
Federal National Mtg. Assoc. REMIC Series 2012-128, Class KI 3.00% due 11/25/2027(1)(4)	432,855	45,892
Series 2012-144, Class EI 3.00% due 01/25/2028(1)(4)	106,625	12,472

110

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2012-145, Class EI 3.00% due 01/25/2028(1)(4)	$220,262	$24,404
Series 2012-150, Class BI 3.00% due 01/25/2028(1)(4)	255,236	29,978
Series 2013-10, Class YI 3.00% due 02/25/2028(1)(4)	208,642	22,718
Series 2013-9, Class IO 3.00% due 02/25/2028(1)(4)	90,604	10,753
Series 2013-15, Class QI 3.00% due 03/25/2028(1)(4)	87,239	10,498
Series 2014-13, Class KI 3.50% due 03/25/2029(1)(4)	331,484	45,235
Series 2010-116, Class BI 5.00% due 08/25/2020(1)(4)	143,686	11,768
Series 2011-3, Class KA 5.00% due 04/25/2040(1)	58,499	63,744

		11,310,104

Government National Mtg. Assoc. — 3.1%
3.00% due February 30 TBA	1,110,000	1,151,798
3.50% due February 30 TBA	1,740,000	1,837,467
4.00% due 10/20/2040	62,456	66,836
4.00% due 11/20/2040	143,082	153,138
4.00% due 11/20/2044	1,212,178	1,296,731
4.50% due 05/15/2039	74,363	82,693
4.50% due 07/15/2040	12,872	14,094
4.50% due 07/20/2040	42,416	46,315
4.50% due 10/20/2040	236,717	258,405
4.50% due February 30 TBA	260,000	282,283
5.00% due 10/20/2039	186,289	208,380
5.00% due 07/20/2040	89,953	100,620
5.00% due 04/15/2041	233,716	260,150
5.50% due 01/15/2034	187,443	209,474
7.50% due 01/15/2032	52,418	66,108
Government National Mtg. Assoc. REMIC Series 2010-68, Class WA 3.00% due 12/16/2039(1)	121,994	126,820
Series 2011-52, Class LV
4.00% due 07/20/2034(1)	190,000	203,698
Series 2010-116, Class HB
4.00% due 09/20/2040(1)	360,000	396,580
Series 2010-73, Class CA
4.50% due 08/20/2035(1)	83,968	88,504
Series 2009-103, Class PD
4.50% due 03/20/2038(1)	80,000	89,222

		6,939,316

Tennessee Valley Authority — 0.2%
4.65% due 06/15/2035	248,000	319,422

Total U.S. Government Agencies (cost $22,188,981)		22,389,619

U.S. GOVERNMENT TREASURIES — 3.8%
United States Treasury Bonds — 1.2%
1.38% due 02/15/2044 TIPS(7)	286,804	352,611
3.13% due 08/15/2044	540,000	640,828
4.38% due 02/15/2038	521,000	732,168
4.50% due 05/15/2038	357,000	510,650
5.50% due 08/15/2028	289,000	411,531

		2,647,788

Security Description	Principal Amount	Value (Note 2)

United States Treasury Notes — 2.6%
0.13% due 07/15/2024 TIPS(7)	$658,505	$667,354
0.63% due 01/15/2024 TIPS(7)	172,084	181,307
0.88% due 11/15/2017	405,000	406,709
0.88% due 01/15/2018	905,000	907,828
1.00% due 12/15/2017	1,890,000	1,903,436
1.50% due 01/31/2022	135,000	135,032
1.63% due 12/31/2019	155,000	158,269
2.25% due 11/15/2024	1,545,000	1,624,181

		5,984,116

Total U.S. Government Treasuries (cost $8,275,478)		8,631,904

MUNICIPAL BONDS & NOTES — 0.5%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	110,000	172,324
New Jersey State Turnpike Authority Revenue Bonds 7.10% due 01/01/2041	110,000	166,079
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	314,905
Port Authority of New York & New Jersey Revenue Bonds 4.46% due 10/01/2062	120,000	133,531
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	185,533
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	90,000	93,358

Total Municipal Bonds & Notes (cost $919,891)		1,065,730

FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Sovereign — 0.7%
Dominican Republic Senior Notes 6.85% due 01/27/2045*	160,000	161,600
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	207,500
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*	200,000	227,000
Republic of Croatia Senior Notes 6.75% due 11/05/2019*	140,000	154,437
Republic of Hungary Senior Notes 4.00% due 03/25/2019	300,000	315,000
Republic of Indonesia Senior Notes 4.13% due 01/15/2025*	200,000	205,500
Republic of Indonesia Senior Notes 5.13% due 01/15/2045*	200,000	212,000

Total Foreign Government Obligations (cost $1,410,518)		1,483,037

Total Long-Term Investment Securities (cost $196,523,888)		217,902,615

111

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.0%
United States Treasuries — 0.0%
United States Treasury Bills 0.01% due 03/12/2015 (cost $99,997)(6)	$100,000	$99,997

REPURCHASE AGREEMENTS — 9.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 01/30/2015, to be repurchased 02/02/2015 in the amount of $21,654,000 and collateralized by $22,710,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $22,091,153 (cost $21,654,000)	21,654,000	21,654,000

TOTAL INVESTMENTS (cost $218,277,885)(8)	106.6%	239,656,612
Liabilities in excess of other assets	(6.6)	(14,856,214)

NET ASSETS	100.0%	$224,800,398

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2015, the aggregate value of these securities was $8,578,941 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer.
(4)	Interest Only
(5)	Fair valued security. Securities are classified as Level 3 based on securities valuation inputs; see Note 2.
(6)	The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	Principal amount of security is adjusted for inflation.
(8)	See Note 3 for cost of investments on a tax basis.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury inflated Protected Securities

REMIC — Real Estate Mortgage Investment Conduit

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2015	Unrealized Appreciation/ (Depreciation)
11	Long	S&P 500 E-Mini Index	March 2015	$1,099,472	$1,093,620	$(5,852)
7	Long	U.S. Treasury 10 Year Notes	March 2015	910,452	916,125	5,673
14	Long	U.S. Treasury Long Bonds	March 2015	1,992,232	2,117,938	125,706
8	Long	U.S. Treasury 2 Year Notes	March 2015	1,751,703	1,758,125	6,422
57	Long	U.S. Treasury 5 Year Notes	March 2015	6,790,242	6,916,594	126,352
5	Short	U.S. Treasury Ultra Bonds	March 2015	808,365	894,687	(86,322)

						$171,979

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$132,057,793	$—	$—	$132,057,793
Asset Backed Securities:
Diversified Financial Services	—	21,872,030	143,492	22,015,522
U.S. Corporate Bonds & Notes	—	23,962,238	—	23,962,238
Foreign Corporate Bonds & Notes	—	6,296,772	—	6,296,772
U.S. Government Agencies	—	22,389,619	—	22,389,619
U.S. Government Treasuries	—	8,631,904	—	8,631,904
Municipal Bonds & Notes	—	1,065,730	—	1,065,730
Foreign Government Obligations	—	1,483,037	—	1,483,037
Short-Term Investment Securities	—	99,997	—	99,997
Repurchase Agreement	—	21,654,000	—	21,654,000

Total Investments at Value	$132,057,793	$107,455,327	$143,492	$239,656,612

112

SunAmerica Series Trust Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments:+
Open Futures Contracts	$264,153	$—	$—	$264,153

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$92,174	$—	$—	$92,174

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

113

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

United States Treasury Notes	8.1%
Federal National Mtg. Assoc.	6.6
Medical-Drugs	5.8
Diversified Banking Institutions	5.0
United States Treasury Bonds	3.8
Federal Home Loan Mtg. Corp.	3.8
Oil Companies-Integrated	3.1
Tobacco	3.0
Banks-Super Regional	2.9
Diversified Financial Services	2.8
Time Deposits	2.7
Diversified Manufacturing Operations	2.6
Telephone-Integrated	2.1
Electric-Integrated	2.0
Insurance-Multi-line	1.9
Food-Misc./Diversified	1.8
Government National Mtg. Assoc.	1.7
Oil Companies-Exploration & Production	1.7
Multimedia	1.5
Aerospace/Defense	1.5
Cable/Satellite TV	1.4
Electronic Components-Semiconductors	1.4
Chemicals-Diversified	1.4
Banks-Commercial	1.4
Retail-Drug Store	1.3
Computer Services	1.3
Insurance-Property/Casualty	1.1
Auto/Truck Parts & Equipment-Original	1.1
Commercial Paper	1.1
Medical Instruments	1.1
Retail-Discount	0.9
Banks-Fiduciary	0.9
Aerospace/Defense-Equipment	0.8
Real Estate Investment Trusts	0.8
Instruments-Controls	0.8
Investment Management/Advisor Services	0.8
Pipelines	0.7
Finance-Credit Card	0.7
Retail-Regional Department Stores	0.6
Instruments-Scientific	0.6
Internet Content-Entertainment	0.6
Beverages-Wine/Spirits	0.5
Cosmetics & Toiletries	0.5
Food-Retail	0.5
Enterprise Software/Service	0.5
Insurance Brokers	0.5
Retail-Restaurants	0.5
Insurance-Life/Health	0.5
Applications Software	0.5
Transport-Services	0.4
Computers	0.4
Cellular Telecom	0.4
Oil Refining & Marketing	0.4
Insurance-Reinsurance	0.4
Sovereign	0.4
Auto-Cars/Light Trucks	0.4
Web Portals/ISP	0.4
Pharmacy Services	0.4
Advertising Agencies	0.3
Medical-Generic Drugs	0.3
Electronic Security Devices	0.3

Engines-Internal Combustion	0.3%
Medical Products	0.3
Metal-Diversified	0.3
Retail-Apparel/Shoe	0.3
Data Processing/Management	0.3
Machinery-Construction & Mining	0.3
Oil-Field Services	0.2
Transport-Rail	0.2
Soap & Cleaning Preparation	0.2
Oil & Gas Drilling	0.2
Toys	0.2
Metal-Iron	0.2
Retail-Consumer Electronics	0.2
Investment Companies	0.2
Tools-Hand Held	0.2
Brewery	0.2
Municipal Bonds & Notes	0.2
Beverages-Non-alcoholic	0.2
Small Business Administration	0.2
Rental Auto/Equipment	0.2
Internet Security	0.2
Banks-Special Purpose	0.2
Medical-HMO	0.2
Semiconductor Components-Integrated Circuits	0.2
Finance-Other Services	0.1
Fisheries	0.1
Retail-Auto Parts	0.1
Commercial Services-Finance	0.1
Electronic Components-Misc.	0.1
Medical-Wholesale Drug Distribution	0.1
Human Resources	0.1
Medical-Biomedical/Gene	0.1
Retail-Building Products	0.1
Electric-Transmission	0.1
Casino Hotels	0.1
Independent Power Producers	0.1
Broadcast Services/Program	0.1
Computers-Memory Devices	0.1
Electric-Distribution	0.1
Metal-Copper	0.1
Containers-Metal/Glass	0.1
Industrial Gases	0.1
Medical Labs & Testing Services	0.1
Hotels/Motels	0.1
Retail-Office Supplies	0.1
Computer Aided Design	0.1
Metal Processors & Fabrication	0.1
Entertainment Software	0.1
U.S. Government Agencies	0.1
Airlines	0.1
Insurance-Mutual	0.1
SupraNational Banks	0.1
Retail-Bedding	0.1
Sovereign Agency	0.1

102.1%

*	Calculated as a percentage of net assets

114

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 58.7%
Advertising Agencies — 0.3%
Omnicom Group, Inc.	28,884	$2,102,755

Aerospace/Defense — 1.4%
General Dynamics Corp.	9,992	1,331,034
Lockheed Martin Corp.	26,043	4,905,720
Northrop Grumman Corp.	13,345	2,094,498

		8,331,252

Aerospace/Defense-Equipment — 0.8%
United Technologies Corp.	44,505	5,108,284

Airlines — 0.1%
Copa Holdings SA, Class A	3,950	424,665

Applications Software — 0.5%
Citrix Systems, Inc.†	17,704	1,049,139
Microsoft Corp.	42,325	1,709,930

		2,759,069

Auto-Cars/Light Trucks — 0.1%
General Motors Co.	24,389	795,569

Auto/Truck Parts & Equipment-Original — 1.1%
Delphi Automotive PLC	35,422	2,434,554
Johnson Controls, Inc.	55,701	2,588,425
Magna International, Inc.	19,863	1,908,455

		6,931,434

Banks-Commercial — 0.4%
BB&T Corp.	27,487	970,016
BOC Hong Kong Holdings, Ltd.(1)	121,000	423,103
Sumitomo Mitsui Financial Group, Inc.(1)	31,900	1,073,411

		2,466,530

Banks-Fiduciary — 0.9%
Bank of New York Mellon Corp.	86,375	3,109,500
State Street Corp.	35,267	2,521,943

		5,631,443

Banks-Super Regional — 2.4%
PNC Financial Services Group, Inc.	18,972	1,603,893
SunTrust Banks, Inc.	13,955	536,151
US Bancorp	54,804	2,296,836
Wells Fargo & Co.	195,569	10,153,942

		14,590,822

Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	18,167	747,935
Dr Pepper Snapple Group, Inc.	3,432	265,191

		1,013,126

Beverages-Wine/Spirits — 0.4%
Diageo PLC(1)	91,271	2,703,541

Cable/Satellite TV — 1.3%
Comcast Corp., Special Class A	106,060	5,610,574
Time Warner Cable, Inc.	18,615	2,534,060

		8,144,634

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	4,333	641,067

Cellular Telecom — 0.1%
Vodafone Group PLC(1)	206,859	728,549

Security Description	Shares	Value (Note 2)
Chemicals-Diversified — 1.4%
Celanese Corp., Series A	12,846	$690,601
E.I. du Pont de Nemours & Co.	12,793	910,990
FMC Corp.	6,555	376,912
LyondellBasell Industries NV, Class A	33,033	2,612,580
PPG Industries, Inc.	17,206	3,834,873

		8,425,956

Commercial Services-Finance — 0.1%
Equifax, Inc.	3,272	276,353
McGraw Hill Financial, Inc.	6,197	554,260

		830,613

Computer Aided Design — 0.1%
Aspen Technology, Inc.†	13,328	471,078

Computer Services — 1.3%
Accenture PLC, Class A	52,744	4,432,078
International Business Machines Corp.	21,103	3,235,301

		7,667,379

Computers — 0.4%
Apple, Inc.	13,071	1,531,398
Hewlett-Packard Co.	25,783	931,540

		2,462,938

Computers-Memory Devices — 0.1%
EMC Corp.	22,685	588,222

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	12,460	552,103

Cosmetics & Toiletries — 0.5%
Procter & Gamble Co.	39,664	3,343,279

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	10,239	639,221
Fiserv, Inc.†	12,485	905,537

		1,544,758

Diversified Banking Institutions — 3.5%
Bank of America Corp.	97,221	1,472,898
Citigroup, Inc.	21,191	994,918
Goldman Sachs Group, Inc.	23,261	4,010,429
HSBC Holdings PLC(1)	69,975	640,722
JPMorgan Chase & Co.	243,111	13,220,376
Morgan Stanley	31,552	1,066,773

		21,406,116

Diversified Manufacturing Operations — 2.5%
3M Co.	28,012	4,546,348
Danaher Corp.	58,168	4,791,880
Eaton Corp. PLC	28,802	1,817,118
Illinois Tool Works, Inc.	22,992	2,140,325
Pentair PLC†	17,295	1,069,004
Siemens AG(1)	7,442	781,661

		15,146,336

Electric-Integrated — 1.4%
American Electric Power Co., Inc.	28,647	1,799,318
Duke Energy Corp.	10,872	947,386
Edison International	6,970	475,006
GDF Suez(1)	52,193	1,161,019
PG&E Corp.	17,785	1,045,936
PPL Corp.	68,669	2,437,749
Public Service Enterprise Group, Inc.	17,813	760,259

		8,626,673

115

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Misc. — 0.1%
Hoya Corp.(1)	19,500	$755,329

Electronic Components-Semiconductors — 1.4%
Broadcom Corp., Class A	67,606	2,868,861
Intel Corp.	23,221	767,222
Microchip Technology, Inc.	61,025	2,752,227
Texas Instruments, Inc.	44,100	2,357,145

		8,745,455

Electronic Security Devices — 0.3%
Tyco International PLC	49,505	2,020,299

Engines-Internal Combustion — 0.3%
Cummins, Inc.	13,511	1,884,244

Enterprise Software/Service — 0.5%
CA, Inc.	24,278	735,624
Oracle Corp.	57,207	2,396,401

		3,132,025

Entertainment Software — 0.1%
Electronic Arts, Inc.†	7,811	428,512

Finance-Credit Card — 0.7%
American Express Co.	12,792	1,032,186
Discover Financial Services	24,996	1,359,283
Visa, Inc., Class A	7,206	1,836,881

		4,228,350

Finance-Other Services — 0.1%
NASDAQ OMX Group, Inc.	19,586	893,122

Fisheries — 0.1%
Marine Harvest ASA(1)	66,432	869,847

Food-Misc./Diversified — 1.7%
Danone SA(1)	23,184	1,558,596
General Mills, Inc.	71,968	3,776,881
Ingredion, Inc.	6,848	552,223
Kellogg Co.	5,592	366,723
Mondelez International, Inc., Class A	19,857	699,761
Nestle SA(1)	44,112	3,378,843

		10,333,027

Food-Retail — 0.5%
Kroger Co.	46,424	3,205,577

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.†	19,636	509,947

Human Resources — 0.1%
Adecco SA(1)	9,028	675,787

Independent Power Producers — 0.1%
NRG Energy, Inc.	25,602	631,345

Industrial Gases — 0.1%
Praxair, Inc.	4,571	551,217

Instruments-Controls — 0.8%
Honeywell International, Inc.	50,618	4,948,416

Instruments-Scientific — 0.6%
Thermo Fisher Scientific, Inc.	28,222	3,533,677

Insurance Brokers — 0.4%
Aon PLC†	26,575	2,393,079

Insurance-Life/Health — 0.5%
Prudential Financial, Inc.	36,574	2,775,235

Security Description	Shares	Value (Note 2)
Insurance-Multi-line — 1.9%
ACE, Ltd.†	33,006	$3,563,328
Delta Lloyd NV(1)	52,682	997,874
MetLife, Inc.	114,984	5,346,756
Zurich Insurance Group AG(1)	4,843	1,607,715

		11,515,673

Insurance-Property/Casualty — 0.9%
Chubb Corp.	9,450	925,155
Travelers Cos., Inc.	46,504	4,781,541

		5,706,696

Insurance-Reinsurance — 0.4%
Everest Re Group, Ltd.	5,738	983,378
Validus Holdings, Ltd.†	38,855	1,540,601

		2,523,979

Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	45,738	3,471,972

Internet Security — 0.2%
Symantec Corp.	39,228	971,678

Investment Management/Advisor Services — 0.8%
BlackRock, Inc.	6,398	2,178,583
Franklin Resources, Inc.	47,114	2,427,784

		4,606,367

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,781	382,337

Medical Instruments — 1.0%
Medtronic PLC	54,319	3,878,377
St. Jude Medical, Inc.	31,981	2,106,588

		5,984,965

Medical-Drugs — 5.6%
Abbott Laboratories	74,364	3,328,533
Bayer AG(1)	5,771	833,902
Bristol-Myers Squibb Co.	60,294	3,633,919
Eli Lilly & Co.	43,800	3,153,600
GlaxoSmithKline PLC(1)	42,515	935,778
Indivior PLC†	8,352	21,889
Johnson & Johnson	86,192	8,631,267
Merck & Co., Inc.	106,796	6,437,663
Novartis AG(1)	4,375	426,573
Pfizer, Inc.	169,011	5,281,594
Roche Holding AG(1)	1,251	337,961
Valeant Pharmaceuticals International, Inc.†	6,841	1,094,355

		34,117,034

Medical-Generic Drugs — 0.2%
Actavis PLC†	4,516	1,203,695

Medical-HMO — 0.1%
Health Net, Inc.†	10,135	549,013

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	7,835	744,717

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	2,243	448,824

Metal-Diversified — 0.2%
Rio Tinto PLC(1)	27,814	1,225,127

Metal-Iron — 0.1%
Vale SA ADR	74,574	524,255

116

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Multimedia — 1.2%
Time Warner, Inc.	36,270	$2,826,521
Twenty-First Century Fox, Inc., Class A	28,086	931,332
Viacom, Inc., Class B	11,594	746,886
Walt Disney Co.	30,446	2,769,368

		7,274,107

Oil & Gas Drilling — 0.2%
Ensco PLC, Class A	48,911	1,371,464

Oil Companies-Exploration & Production — 1.3%
Anadarko Petroleum Corp.	18,207	1,488,422
Apache Corp.	15,014	939,426
California Resources Corp.†	1	5
Canadian Natural Resources, Ltd.	15,864	459,104
EOG Resources, Inc.	7,879	701,468
EQT Corp.	9,906	737,403
Noble Energy, Inc.	27,026	1,290,221
Occidental Petroleum Corp.	27,932	2,234,560

		7,850,609

Oil Companies-Integrated — 2.0%
Chevron Corp.	41,183	4,222,493
Exxon Mobil Corp.	74,099	6,477,734
Royal Dutch Shell PLC, Class A(1)	47,542	1,454,661

		12,154,888

Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	9,817	908,956
Valero Energy Corp.	31,827	1,683,012

		2,591,968

Oil-Field Services — 0.2%
Baker Hughes, Inc.	3,920	227,321
Schlumberger, Ltd.	15,896	1,309,671

		1,536,992

Pharmacy Services — 0.4%
Express Scripts Holding Co.†	27,261	2,200,235

Pipelines — 0.2%
Williams Cos., Inc.	29,411	1,289,967

Publishing-Periodicals — 0.0%
Time, Inc.	1,403	35,131

Real Estate Investment Trusts — 0.5%
Iron Mountain, Inc.	18,181	724,331
Medical Properties Trust, Inc.	46,421	713,491
Starwood Property Trust, Inc.	26,636	637,399
WP GLIMCHER, Inc.	69,426	1,227,452

		3,302,673

Retail-Apparel/Shoe — 0.2%
L Brands, Inc.	13,315	1,126,848

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	5,465	868,935

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	4,595	343,568

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	33,622	1,183,494

Retail-Discount — 0.6%
Target Corp.	50,721	3,733,573

Retail-Drug Store — 1.2%
CVS Health Corp.	72,878	7,153,705

Security Description	Shares	Value (Note 2)
Retail-Office Supplies — 0.1%
Staples, Inc.	29,319	$499,889

Retail-Regional Department Stores — 0.6%
Kohl’s Corp.	60,096	3,588,933

Retail-Restaurants — 0.5%
McDonald’s Corp.	18,896	1,746,747
Yum! Brands, Inc.	14,233	1,028,761

		2,775,508

Semiconductor Components-Integrated Circuits — 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	40,997	931,042

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(1)	8,352	707,365

Telephone-Integrated — 1.7%
AT&T, Inc.	28,734	945,923
CenturyLink, Inc.	26,974	1,002,624
Frontier Communications Corp.	281,725	1,891,783
TDC A/S(1)	98,279	728,276
Telecom Italia SpA RSP(1)	550,582	520,718
Telefonica Brasil SA ADR	25,503	470,275
Verizon Communications, Inc.	103,348	4,724,037
Windstream Holdings, Inc.	38,283	304,350

		10,587,986

Tobacco — 2.8%
Altria Group, Inc.	50,664	2,690,259
Imperial Tobacco Group PLC(1)	5,804	272,657
Japan Tobacco, Inc.(1)	54,200	1,472,622
Lorillard, Inc.	53,067	3,481,726
Philip Morris International, Inc.	115,845	9,295,403

		17,212,667

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	11,718	1,097,391

Toys — 0.2%
Hasbro, Inc.	20,141	1,106,144
Mattel, Inc.	5,683	152,872

		1,259,016

Transport-Rail — 0.2%
Canadian National Railway Co.	11,167	736,799
Union Pacific Corp.	6,473	758,700

		1,495,499

Transport-Services — 0.4%
United Parcel Service, Inc., Class B	27,556	2,723,635

Web Portals/ISP — 0.3%
Google, Inc., Class A†	1,517	815,463
Google, Inc., Class C†	1,517	810,867

		1,626,330

Total Common Stocks (cost $264,703,516)		358,452,431

CONVERTIBLE PREFERRED SECURITIES — 0.0%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50% (cost $161,111)	3,200	191,808

PREFERRED SECURITIES — 0.3%
Electric-Integrated — 0.1%
Cia Energetica de Minas Gerais†	113,171	502,326

117

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description		Shares/ Principal Amount	Value (Note 2)
PREFERRED SECURITIES (continued)
Metal-Iron — 0.1%
Vale SA, Class A†		115,200	$710,541

Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR		87,216	536,379

Total Preferred Securities (cost $3,108,177)			1,749,246

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks-Commercial — 0.2%
BBVA Bancomer SA 6.75% due 09/30/2022*		510,000	576,494
BPCE SA FRS 12.50% due 09/30/2019*(2)		593,000	799,441

			1,375,935

Banks-Super Regional — 0.1%
Wells Fargo & Co. FRS Series S 5.90% due 06/15/2024(2)		364,000	374,010

Diversified Banking Institutions — 0.1%
BNP Paribas SA FRS 7.20% due 06/25/2037*(2)		400,000	468,000

Diversified Financial Services — 0.1%
ZFS Finance USA Trust V FRS 6.50% due 05/09/2017*		474,000	501,157

Insurance-Multi-line — 0.0%
Allstate Corp. VRS 5.75% due 08/15/2053		194,000	206,246

Insurance-Property/Casualty — 0.1%
Chubb Corp. FRS 6.38% due 03/29/2067		940,000	1,008,150

Total Preferred Securities/Capital Securities (cost $3,541,108)			3,933,498

ASSET BACKED SECURITIES — 2.4%
Diversified Financial Services — 2.4%
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.77% due 12/28/2040*(3)	$	488,309	289,474
Cent CLO LP FRS Series 2013-17A, Class A1 1.55% due 01/30/2025*(3)		529,000	520,801
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.71% due 06/10/2017(4)		700,000	762,209
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(4)		500,000	529,292
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C5, Class A4 5.70% due 09/15/2040(4)		1,116,407	1,209,733
Dryden Senior Loan Fund FRS Series 2013-26A, Class A 1.35% due 07/15/2025*(3)(5)		680,000	664,224
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*		347,000	354,580

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	$268,000	$273,473
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036	207,665	203,398
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/2039(4)	1,725,000	1,809,313
GS Mtg. Securities Trust VRS Series 2007-GG10, Class A4 5.80% due 08/10/2045(4)	1,994,305	2,167,016
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 1.41% due 04/25/2025*(3)(5)	617,000	603,364
JPMorgan Chase Commercial Mtg. Securities Trust Series 2005-LDP2, Class AM 4.78% due 07/15/2042(4)	765,000	769,688
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class AM 4.95% due 09/12/2037(4)	800,000	812,767
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2006-LDP6, Class A4 5.48% due 04/15/2043(4)	163,147	168,121
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A4 5.80% due 05/15/2017(4)	550,000	592,237
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD12, Class A3 5.94% due 02/15/2051(4)	31,939	31,995
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.75% due 06/12/2050(4)	1,323,511	1,432,081

Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 1.12% due 11/15/2030*(4)(6)	812,328	18,489
Race Point IV CLO, Ltd. FRS Series 2007-4A, Class A1A 0.43% due 08/01/2021*(5)	319,186	317,271
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035	456,188	371,517
Wachovia Bank Commercial Mtg. Trust VRS Series 2007, Class A3 5.72% due 06/15/2049(4)	707,737	761,881

Total Asset Backed Securities (cost $14,769,940)		14,662,924

U.S. CORPORATE BONDS & NOTES — 7.9%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/2015*	444,000	454,235

118

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks — 0.2%
Toyota Motor Credit Corp. Senior Notes 3.20% due 06/17/2015	$390,000	$394,134
Toyota Motor Credit Corp. Senior Notes 3.40% due 09/15/2021	550,000	591,073

		985,207

Banks-Commercial — 0.1%
Discover Bank Senior Notes 4.20% due 08/08/2023	320,000	345,918

Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	720,000	773,434
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	600,000	648,261
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	271,000	276,281
US Bancorp Senior Notes 3.70% due 01/30/2024	483,000	524,607

		2,222,583

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	1,071,773

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 4.88% due 04/01/2043	380,000	415,091

Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	620,000	638,733

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	240,000	265,896
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	454,000	525,081

		790,977

Computers — 0.0%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	245,203

Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	866,986
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	1,282,000	1,389,443
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	460,000	562,581

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	$460,000	$470,137
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	772,000	830,558
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	800,000	818,722
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	182,000	187,597
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	903,259
Morgan Stanley Senior Notes 3.88% due 04/29/2024	665,000	706,119
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,270,000	1,451,271

		8,186,673

Diversified Financial Services — 0.3%
General Electric Capital Corp. FRS Senior Notes 0.87% due 01/09/2020	798,000	798,379
General Electric Capital Corp. Senior Notes 2.30% due 01/14/2019	470,000	484,413
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	345,000	357,298

		1,640,090

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	590,000	607,799

Electric-Integrated — 0.5%
Berkshire Hathaway Energy Co. Senior Notes 3.75% due 11/15/2023	410,000	443,457
Entergy Louisiana LLC Sec. Notes 8.09% due 01/02/2017	66,915	66,918
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	166,000	231,065
Pacific Gas & Electric Co. Senior Notes 4.60% due 06/15/2043	530,000	621,015
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	552,672
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	219,813
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	702,271
PSEG Power LLC Company Guar. Notes 5.32% due 09/15/2016	414,000	442,902

		3,280,113

119

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	$495,000	$647,531

Engineering/R&D Services — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	191,000	198,048

Food-Confectionery — 0.0%
WM Wrigley Jr. Co. Senior Notes 2.40% due 10/21/2018*	150,000	153,247

Food-Misc./Diversified — 0.1%
ConAgra Foods, Inc. Senior Notes 3.20% due 01/25/2023	233,000	234,442
Kraft Foods Group, Inc. Senior Notes 3.50% due 06/06/2022	256,000	268,335
Kraft Foods Group, Inc. Senior Notes 5.00% due 06/04/2042	410,000	463,318

		966,095

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	650,768

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	350,000	374,791

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.70% due 03/13/2023	630,000	634,591

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes* 4.38% due 03/15/2035	640,000	710,993

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	530,000	539,002

Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	372,000	381,812
CareFusion Corp. Senior Notes 6.38% due 08/01/2019	720,000	847,066
Hospira, Inc. Senior Notes 6.05% due 03/30/2017	555,000	602,664

		1,831,542

Security Description	Principal Amount	Value (Note 2)
Medical-Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	$423,000	$454,056
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	190,000	206,847

		660,903

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	1,140,000	1,143,293

Medical-HMO — 0.1%
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	375,000	383,444

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	630,000	564,467

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Bonds 8.50% due 02/23/2025	664,000	926,143
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	700,000	1,081,530

		2,007,673

Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	340,000	377,966
Apache Corp. Senior Notes 3.25% due 04/15/2022	263,000	263,167
Apache Corp. Senior Notes 4.75% due 04/15/2043	200,000	201,355
EOG Resources, Inc. Senior Bonds 2.63% due 03/15/2023	189,000	188,113
Southwestern Energy Co. Senior Notes 4.05% due 01/23/2020	557,000	564,977

		1,595,578

Oil Companies-Integrated — 0.2%
Chevron Corp. FRS Senior Notes 0.40% due 11/15/2017	1,056,000	1,056,573

Pipelines — 0.5%
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	708,000	871,307
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	346,000	347,183
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	270,000	292,562

120

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	$565,000	$657,613
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	536,200
Kinder Morgan Energy Partners LP Company Guar. Bonds 7.40% due 03/15/2031	110,000	132,727
Kinder Morgan Energy Partners LP Company Guar. Bonds 7.75% due 03/15/2032	212,000	272,884

		3,110,476

Real Estate Investment Trusts — 0.3%
American Tower Trust I Senior Sec. Notes 3.07% due 03/15/2048*	630,000	641,636
ERP Operating LP Senior Notes 4.63% due 12/15/2021	553,000	618,346
ERP Operating LP Senior Notes 5.38% due 08/01/2016	160,000	170,400
HCP, Inc. Senior Notes 5.38% due 02/01/2021	460,000	526,206

		1,956,588

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	999,681

Retail-Apparel/Shoe — 0.1%
Gap, Inc. Senior Notes 5.95% due 04/12/2021	380,000	442,022

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	380,000	419,468
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	173,000	236,595

		656,063

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	1,503,000	1,915,816

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	529,000	549,059
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	265,000	288,832

		837,891

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated — 0.4%
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	$774,000	$1,001,129
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	1,070,000	1,445,399

		2,446,528

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	640,000	641,742

Total U.S. Corporate Bonds & Notes (cost $43,311,814)		48,009,741

FOREIGN CORPORATE BONDS & NOTES — 3.3%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	532,000	545,719

Banks-Commercial — 0.7%
Banco de Credito del Peru Senior Notes 5.38% due 09/16/2020	522,000	572,895
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Bond 4.10% due 09/09/2023*	530,000	583,150
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	460,000	522,152
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	440,000	488,703
ING Bank NV Senior Notes 3.75% due 03/07/2017*	514,000	540,443
ING Bank NV Sub. Notes 5.80% due 09/25/2023*	659,000	753,216
Santander US Debt SA Unipersonal Company Guar. Notes 3.78% due 10/07/2015*	300,000	305,899
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	203,394

		3,969,852

Banks-Special Purpose — 0.2%
KfW Government Guar. Notes 4.88% due 06/17/2019	840,000	967,605

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.63% due 04/29/2023	640,000	644,979

Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	201,000	213,116

121

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	$982,000	$1,148,572

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	423,000	488,081
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	155,000	156,512

		644,593

Electric-Distribution — 0.1%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*(3)	561,000	570,949

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,108,031

Machinery-Construction & Mining — 0.2%
Atlas Copco AB Senior Bonds 5.60% due 05/22/2017*	900,000	984,165

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	780,000	824,961

Metal-Diversified — 0.1%
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	570,000	587,628

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.75% due 11/04/2020*	260,000	269,922

Oil Companies-Exploration & Production — 0.1%
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	630,000	656,127
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Sec. Notes 5.83% due 09/30/2016*	200,870	208,654

		864,781

Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	213,658
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	527,000	591,849
Petro-Canada Senior Notes 6.05% due 05/15/2018	1,075,000	1,212,625

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 3.13% due 01/23/2019	$229,000	$230,145
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/2019	491,000	583,062
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	584,000	634,171
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	768,000	776,159
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	580,000	633,194

		4,874,863

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	701,742

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*	639,000	664,372

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	690,000	699,365

Total Foreign Corporate Bonds & Notes (cost $18,862,164)		20,285,215

U.S. GOVERNMENT AGENCIES — 12.5%
Federal Home Loan Mtg. Corp. — 3.8%
3.00% due 03/01/2043	1,092,298	1,130,311
3.00% due 04/01/2043	1,130,479	1,173,974
3.00% due 05/01/2043	994,061	1,032,558
3.50% due 02/01/2042	555,968	591,495
3.50% due 04/01/2042	328,137	350,936
3.50% due 12/01/2042	869,879	926,549
3.50% due 04/01/2043	249,711	265,976
3.50% due 07/01/2043	335,094	353,653
3.50% due 08/01/2043	574,787	607,066
4.00% due 11/01/2040	828,993	888,623
4.00% due 01/01/2041	1,169,363	1,252,966
4.00% due 11/01/2043	914,478	979,857
4.00% due March TBA	1,791,000	1,913,222
4.50% due 08/01/2018	67,585	71,047
4.50% due 11/01/2018	131,107	138,071
4.50% due 01/01/2019	35,038	36,830
4.50% due 03/01/2019	9,598	10,109
4.50% due 08/01/2019	6,504	6,853
4.50% due 02/01/2020	11,343	12,006
4.50% due 08/01/2024	314,165	339,652
4.50% due 04/01/2035	55,180	60,108
4.50% due 07/01/2039	410,348	446,167
4.50% due 09/01/2039	161,840	175,905
4.50% due 10/01/2039	97,835	106,313
5.00% due 03/01/2018	37,008	39,095
5.00% due 05/01/2018	32,396	34,223
5.00% due 09/01/2018	38,407	40,574
5.00% due 02/01/2019	47,026	49,717

122

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 09/01/2033	$210,925	$233,300
5.00% due 03/01/2034	91,324	101,838
5.00% due 04/01/2034	36,475	40,377
5.00% due 08/01/2035	60,851	67,210
5.00% due 10/01/2035	117,142	130,190
5.00% due 11/01/2035	415,742	459,044
5.00% due 12/01/2036	71,716	79,192
5.00% due 07/01/2039	562,450	619,904
5.50% due 01/01/2019	76,485	80,856
5.50% due 04/01/2019	6,173	6,525
5.50% due 06/01/2019	4,567	4,828
5.50% due 07/01/2019	12,119	12,811
5.50% due 10/01/2024	55,054	61,393
5.50% due 06/01/2025	78,448	87,455
5.50% due 07/01/2025	45,840	51,116
5.50% due 08/01/2025	66,859	74,554
5.50% due 09/01/2025	45,941	51,229
5.50% due 12/01/2033	123,859	140,025
5.50% due 01/01/2034	192,480	216,154
5.50% due 04/01/2034	36,491	41,156
5.50% due 11/01/2034	24,917	28,052
5.50% due 05/01/2035	24,413	27,396
5.50% due 09/01/2035	55,908	62,932
5.50% due 10/01/2035	34,433	38,410
6.00% due 04/01/2016	1,467	1,496
6.00% due 04/01/2017	8,896	9,254
6.00% due 07/01/2017	5,760	5,932
6.00% due 10/01/2017	8,116	8,396
6.00% due 08/01/2019	57,287	61,345
6.00% due 09/01/2019	4,121	4,267
6.00% due 11/01/2019	23,106	24,489
6.00% due 05/01/2021	15,752	17,012
6.00% due 10/01/2021	61,235	66,854
6.00% due 02/01/2023	77,208	87,147
6.00% due 12/01/2025	29,365	33,148
6.00% due 02/01/2026	26,234	29,601
6.00% due 04/01/2034	64,921	74,086
6.00% due 07/01/2034	92,511	105,675
6.00% due 08/01/2034	246,043	281,388
6.00% due 09/01/2034	14,690	16,588
6.00% due 07/01/2035	68,434	78,287
6.00% due 08/01/2035	51,976	59,394
6.00% due 11/01/2035	114,054	130,227
6.00% due 03/01/2036	45,618	51,495
6.00% due 07/01/2036	31,953	36,071
6.00% due 10/01/2036	72,512	81,795
6.00% due 01/01/2037	100,629	114,231
6.00% due 03/01/2037	8,932	10,082
6.00% due 05/01/2037	111,891	127,052
6.00% due 06/01/2037	88,483	100,169
6.50% due 05/01/2034	17,084	19,642
6.50% due 06/01/2034	49,457	57,693
6.50% due 08/01/2034	89,557	102,526
6.50% due 10/01/2034	54,808	63,192
6.50% due 11/01/2034	1,508	1,716
6.50% due 05/01/2037	63,656	73,361
6.50% due 07/01/2037	53,305	60,656
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.(4) Series K712, Class A2 1.87% due 11/25/2019	225,000	228,049

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series K705, Class A2 2.30% due 09/25/2018	$107,530	$111,027
Series K704, Class A2 2.41% due 08/25/2018	279,000	288,953
Series K503, Class A2 2.46% due 08/25/2019	200,000	207,585
Series K025, Class A2 2.68% due 10/25/2022	200,000	208,390
Series K714, Class A2 3.03% due 10/25/2020 VRS	165,000	175,311
Series K028, Class A2 3.11% due 02/25/2023	439,000	470,565
Series K702, Class A2 3.15% due 02/25/2018	71,000	75,050
Series K041, Class A2 3.17% due 10/25/2024	267,000	287,812
Series K030, Class A2 3.25% due 04/25/2023 VRS	507,000	547,978
Series K029, Class A2 3.32% due 02/25/2023	118,000	128,292
Series K035, Class A2 3.46% due 08/25/2023 VRS	523,000	574,278
Series K009, Class A2 3.81% due 08/25/2020	700,000	773,981
Series K701, Class A2 3.88% due 11/25/2017 VRS	197,389	210,891
Series K004, Class A2 4.19% due 08/25/2019	101,332	112,480
Series K003, Class A5 5.09% due 03/25/2019	793,000	902,268

		23,046,980

Federal National Mtg. Assoc. — 6.7%
2.41% due 05/01/2023	106,911	109,628
2.50% due 02/01/2028	259,794	269,679
2.50% due 05/01/2028	154,181	160,044
2.55% due 05/01/2023	98,083	101,531
2.59% due 05/01/2023	100,205	104,001
3.00% due 03/01/2027	107,464	113,278
3.00% due 04/01/2027	324,116	341,635
3.00% due March TBA	2,600,000	2,728,883
3.50% due 11/01/2041	71,401	76,107
3.50% due 01/01/2042	647,800	691,107
3.50% due 04/01/2043	744,879	787,696
3.50% due 05/01/2043	1,517,432	1,604,656
3.50% due 06/01/2043	488,875	516,976
3.50% due 07/01/2043	1,236,163	1,307,219
3.50% due 09/01/2043	1,905,011	2,014,514
3.80% due 02/01/2018	84,963	91,048
3.85% due 07/01/2018	100,028	107,493
4.00% due 02/01/2041	147,348	158,226
4.00% due February TBA	8,690,000	9,306,447
4.00% due March TBA	1,140,000	1,218,509
4.50% due 04/01/2018	30,892	32,444
4.50% due 06/01/2018	44,337	46,569
4.50% due 07/01/2018	24,121	25,338
4.50% due 03/01/2019	47,452	49,947
4.50% due 04/01/2020	69,848	73,904
4.50% due 07/01/2020	20,715	21,925
4.50% due 08/01/2033	234,682	255,755
4.50% due 03/01/2034	704,130	770,432
4.50% due 02/01/2041	261,107	288,110

123

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 04/01/2041	$312,231	$344,521
4.50% due 04/01/2044	2,498,889	2,718,378
4.50% due February TBA	361,000	391,784
4.60% due 09/01/2019	81,542	91,194
4.88% due 03/01/2020	82,916	90,529
4.94% due 08/01/2015	200,000	202,139
5.00% due 02/01/2018	138,806	146,411
5.00% due 12/01/2018	104,641	111,260
5.00% due 07/01/2019	41,637	44,272
5.00% due 11/01/2019	57,421	60,602
5.00% due 03/01/2020	26,016	27,509
5.00% due 07/01/2020	32,440	34,616
5.00% due 08/01/2020	23,493	25,231
5.00% due 12/01/2020	73,909	79,641
5.00% due 11/01/2033	112,808	125,068
5.00% due 03/01/2034	88,545	98,169
5.00% due 05/01/2034	36,594	40,550
5.00% due 08/01/2034	37,767	41,860
5.00% due 09/01/2034	102,573	113,679
5.00% due 06/01/2035	153,161	169,352
5.00% due 07/01/2035	354,035	392,336
5.00% due 08/01/2035	77,442	85,798
5.00% due 09/01/2035	59,508	65,940
5.00% due 10/01/2035	313,635	347,479
5.00% due 10/01/2039	138,445	155,166
5.00% due 11/01/2039	167,734	188,208
5.00% due 11/01/2040	91,816	102,791
5.00% due 01/01/2041	40,218	44,447
5.00% due 03/01/2041	75,140	84,148
5.27% due 12/01/2016	311,836	332,730
5.37% due 05/01/2018	500,380	560,755
5.50% due 11/01/2017	37,963	40,212
5.50% due 01/01/2018	72,587	76,888
5.50% due 02/01/2018	35,207	37,293
5.50% due 07/01/2019	84,551	90,489
5.50% due 08/01/2019	20,240	21,731
5.50% due 09/01/2019	91,965	98,138
5.50% due 01/01/2021	68,819	75,093
5.50% due 03/01/2021	24,301	26,549
5.50% due 05/01/2022	35,776	39,103
5.50% due 02/01/2033	92,883	104,174
5.50% due 06/01/2033	129,152	145,271
5.50% due 07/01/2033	433,652	487,851
5.50% due 11/01/2033	151,908	170,864
5.50% due 12/01/2033	16,851	18,829
5.50% due 01/01/2034	129,486	145,566
5.50% due 02/01/2034	228,904	257,350
5.50% due 03/01/2034	37,424	42,715
5.50% due 04/01/2034	59,456	67,307
5.50% due 05/01/2034	275,853	313,915
5.50% due 06/01/2034	18,659	21,143
5.50% due 07/01/2034	281,856	319,007
5.50% due 09/01/2034	484,896	548,566
5.50% due 10/01/2034	706,103	800,175
5.50% due 11/01/2034	670,419	759,829
5.50% due 12/01/2034	298,083	337,857
5.50% due 01/01/2035	419,940	476,071
5.50% due 04/01/2035	54,808	62,104
5.50% due 09/01/2035	220,702	250,283
5.50% due 06/01/2036	104,430	117,118
5.50% due 03/01/2037	67,276	76,620
5.73% due 07/01/2016	162,747	171,586

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
6.00% due 01/01/2017	$5,783	$5,963
6.00% due 02/01/2017	32,186	33,330
6.00% due 08/01/2017	23,567	24,527
6.00% due 03/01/2018	8,181	8,546
6.00% due 11/01/2018	65,426	68,347
6.00% due 01/01/2021	34,454	37,564
6.00% due 05/01/2021	15,590	16,814
6.00% due 07/01/2021	76,425	84,209
6.00% due 11/01/2025	38,942	44,046
6.00% due 04/01/2034	144,540	166,214
6.00% due 05/01/2034	117,717	133,165
6.00% due 06/01/2034	378,309	432,825
6.00% due 07/01/2034	185,839	212,482
6.00% due 08/01/2034	140,328	159,623
6.00% due 10/01/2034	231,898	265,641
6.00% due 11/01/2034	18,209	20,753
6.00% due 12/01/2034	9,854	11,150
6.00% due 08/01/2035	47,865	54,945
6.00% due 09/01/2035	126,990	146,021
6.00% due 10/01/2035	93,874	106,753
6.00% due 11/01/2035	20,661	23,672
6.00% due 12/01/2035	208,585	237,039
6.00% due 02/01/2036	169,837	194,935
6.00% due 03/01/2036	14,391	16,513
6.00% due 04/01/2036	50,748	57,883
6.00% due 06/01/2036	37,241	42,495
6.00% due 12/01/2036	42,165	47,692
6.00% due 07/01/2037	71,406	81,100
6.50% due 06/01/2031	46,330	53,700
6.50% due 07/01/2031	3,050	3,473
6.50% due 09/01/2031	37,805	43,271
6.50% due 02/01/2032	16,097	18,328
6.50% due 07/01/2032	128,969	150,898
6.50% due 08/01/2032	98,984	112,705
6.50% due 01/01/2033	66,851	79,344
6.50% due 04/01/2034	18,687	22,728
6.50% due 06/01/2034	20,803	23,811
6.50% due 08/01/2034	85,895	97,972
6.50% due 05/01/2036	63,006	75,895
6.50% due 01/01/2037	23,720	27,009
6.50% due 02/01/2037	172,895	196,905
6.50% due 05/01/2037	75,244	90,516
6.50% due 07/01/2037	58,915	67,082
Federal National Mtg. Assoc. Series 2011-M7, Class A2 2.58% due 09/25/2018(4)	412,000	426,712

		41,113,957

Government National Mtg. Assoc. — 1.7%
3.00% due 02/15/2043	411,349	428,516
3.00% due 06/20/2043	675,374	702,142
3.00% due 07/20/2043	398,728	414,540
3.50% due 12/15/2041	261,256	278,190
3.50% due 02/15/2042	146,725	155,419
3.50% due 06/20/2043	827,117	874,801
3.50% due 07/20/2043	1,358,357	1,436,623
4.00% due 01/20/2041	1,115,690	1,194,269
4.00% due 02/20/2041	276,029	295,427
4.00% due 04/20/2041	207,046	221,520
4.00% due 02/20/2042	314,708	335,992

124

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.50% due 07/20/2033	$16,107	$17,648
4.50% due 09/20/2033	126,100	138,024
4.50% due 12/20/2034	57,361	62,784
4.50% due 11/15/2039	376,042	411,403
4.50% due 03/15/2040	297,311	333,825
4.50% due 04/15/2040	450,481	492,801
4.50% due 06/15/2040	166,596	185,245
4.50% due 01/20/2041	275,536	300,694
4.50% due 10/20/2043	585,917	636,413
5.00% due 07/20/2033	26,413	29,552
5.00% due 06/15/2034	121,935	135,438
5.00% due 10/15/2034	52,910	58,752
5.50% due 11/15/2032	133,341	148,773
5.50% due 05/15/2033	369,667	415,251
5.50% due 12/15/2033	135,416	155,469
5.50% due 10/15/2035	5,532	6,242
6.00% due 09/15/2032	104,441	120,771
6.00% due 04/15/2033	158,455	183,160
6.00% due 02/15/2034	122,328	140,754
6.00% due 07/15/2034	66,969	77,845
6.00% due 09/15/2034	26,255	29,687
6.00% due 01/20/2035	32,587	37,611
6.00% due 02/20/2035	43,551	50,171
6.00% due 04/20/2035	24,936	28,769
6.00% due 01/15/2038	194,350	225,786

		10,760,307

Small Business Administration — 0.2%
Series 2003-20G, Class 1 4.35% due 07/01/2023	29,383	31,237
Series 2004-20D, Class 1 4.77% due 04/01/2024	93,522	100,061
Series 2005-20C, Class 1 4.95% due 03/01/2025	287,508	314,878
Series 2004-20I, Class 1 4.99% due 09/01/2024	155,651	169,713
Series 2004-20E, Class 1 5.18% due 05/01/2024	165,734	180,626
Series 2004-20F, Class 1 5.52% due 06/01/2024	187,383	208,210

		1,004,725

Sovereign Agency — 0.1%
Financing Corp. Sec. Notes 9.65% due 11/02/2018	235,000	306,033

Total U.S. Government Agencies (cost $72,744,826)		76,232,002

U.S. GOVERNMENT TREASURIES — 11.9%
United States Treasury Bonds — 3.8%
4.50% due 08/15/2039	13,442,400	19,338,156
5.00% due 05/15/2037	16,000	24,417
5.25% due 02/15/2029	1,000	1,403
5.38% due 02/15/2031	439,000	641,591
6.00% due 02/15/2026	170,000	242,210
6.25% due 08/15/2023	128,000	176,010
6.75% due 08/15/2026	377,000	572,039
8.00% due 11/15/2021	318,000	453,051
8.50% due 02/15/2020	1,341,000	1,820,932

		23,269,809

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes — 8.1%
0.88% due 12/31/2016	$15,735,000	$15,855,467
1.00% due 06/30/2019	12,129,000	12,067,409
3.13% due 05/15/2019	3,511,000	3,808,613
3.13% due 05/15/2021	7,950,000	8,761,147
3.50% due 05/15/2020	1,809,000	2,016,612
3.75% due 11/15/2018	6,163,000	6,797,117

		49,306,365

Total U.S. Government Treasuries (cost $66,531,486)		72,576,174

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040 (cost $702,616)	675,000	1,057,441

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.4%
AID-Egypt U.S. Government Guar. Notes 4.45% due 09/15/2015	785,000	805,119
Republic of Iceland Notes 4.88% due 06/16/2016*	610,000	636,021
Republic of Peru Senior Notes 7.35% due 07/21/2025	102,000	138,465
United Mexican States Senior Notes 4.75% due 03/08/2044	849,000	919,042

		2,498,647

SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 1.13% due 03/15/2017	353,000	356,300

Total Foreign Government Obligations (cost $2,707,672)		2,854,947

Total Long-Term Investment Securities (cost $491,144,430)		600,005,427

SHORT-TERM INVESTMENT SECURITIES — 3.8%
Commercial Paper — 1.1%
HSBC USA, Inc. 0.05% due 02/02/2015	6,759,000	6,758,991
Time Deposits — 2.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/02/2015	16,753,000	16,753,000

Total Short-Term Investment Securities (cost $23,511,991)		23,511,991

TOTAL INVESTMENTS (cost $514,656,421)(7)	102.1%	623,517,418
Liabilities in excess of other assets	(2.1)	(12,889,103)

NET ASSETS	100.0%	$610,628,315

125

SunAmerica Series Trust MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2015, the aggregate value of these securities was $19,254,987 representing 3.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2015. The aggregate value of these securities was $26,271,637 representing 4.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Illiquid security. At January 31, 2015, the aggregate value of these securities was $2,648,812 representing 0.4% of net assets.

(4)	Commercial Mortgage Backed Security
(5)	Collateralized Loan Obligation
(6)	Interest Only
(7)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

RSP — Risparmio Savings Shares

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Banks - Commercial	$970,016	$1,496,514	$—	$2,466,530
Beverages-Wine/Spirits	—	2,703,541	—	2,703,541
Cellular Telecom	—	728,549	—	728,549
Diversified Banking Institutions	20,765,394	640,722	—	21,406,116
Diversified Manufacturing Operations	14,364,675	781,661	—	15,146,336
Electric-Integrated	7,465,654	1,161,019	—	8,626,673
Electronic Components-Misc.	—	755,329	—	755,329
Fisheries	—	869,847	—	869,847
Food-Misc./Diversified	5,395,588	4,937,439	—	10,333,027
Human Resources	—	675,787	—	675,787
Insurance-Multi-line	8,910,084	2,605,589	—	11,515,673
Medical-Drugs	31,582,820	2,534,214	—	34,117,034
Metal-Diversified	—	1,225,127	—	1,225,127
Oil Companies-Integrated	10,700,227	1,454,661	—	12,154,888
Soap & Cleaning Preparation	—	707,365	—	707,365
Telephone-Integrated	9,338,992	1,248,994	—	10,587,986
Tobacco	15,467,388	1,745,279	—	17,212,667
Other Industries	207,219,956	—	—	207,219,956
Convertible Preferred Securities	191,808	—	—	191,808
Preferred Securities	1,749,246	—	—	1,749,246
Preferred Securities/Capital Securities	—	3,933,498	—	3,933,498
Asset Backed Securities	—	14,662,924	—	14,662,924
U.S. Corporate Bonds & Notes	—	48,009,741	—	48,009,741
Foreign Corporate Bonds & Notes	—	20,285,215	—	20,285,215
U.S. Government Agencies	—	76,232,002	—	76,232,002
U.S. Government Treasuries	—	72,576,174	—	72,576,174
Municipal Bonds & Notes	—	1,057,441	—	1,057,441
Foreign Government Obligations	—	2,854,947	—	2,854,947
Short-Term Investment Securities	—	23,511,991	—	23,511,991

Total Investments at Value	$334,121,848	$289,395,570	$—	$623,517,418

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

126

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	44.3%
Domestic Fixed Income Investment Companies	23.0
United States Treasury Notes	14.8
International Equity Investment Companies	12.5
Registered Investment Companies	3.4
United States Treasury Bonds	0.9
International Fixed Income Investment Companies	0.8
Options Purchased	0.5

100.2%

*	Calculated as a percentage of net assets

127

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio††

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 80.6%
Domestic Equity Investment Companies — 44.3%
Anchor Series Trust Capital Appreciation Portfolio, Class 1	3,581,670	$170,755,615
Anchor Series Trust Growth and Income Portfolio, Class 1	13,237,742	160,900,724
Anchor Series Trust Growth Portfolio, Class 1	10,194,639	311,362,863
Anchor Series Trust Natural Resources Portfolio, Class 1	2,926,845	53,226,645
Seasons Series Trust Focus Growth Portfolio, Class 1	9,157,632	94,202,349
Seasons Series Trust Focus Value Portfolio, Class 1	9,024,209	153,060,998
Seasons Series Trust Large Cap Growth Portfolio, Class 1	7,513,162	98,586,247
Seasons Series Trust Large Cap Value Portfolio, Class 1	18,555,244	304,685,603
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	4,783,447	79,733,368
Seasons Series Trust Mid Cap Value Portfolio, Class 1	4,588,016	89,122,167
Seasons Series Trust Small Cap Portfolio, Class 1	6,744,571	89,789,762
Seasons Series Trust Stock Portfolio, Class 1	13,809,004	328,919,258
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1	3,883,765	62,030,874
SunAmerica Series Trust Blue Chip Growth, Class 1	29,807,930	296,228,165
SunAmerica Series Trust Equity Index Portfolio, Class 1	40,785,693	697,374,780
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1	3,151,467	82,792,434
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	8,539,356	77,844,884
SunAmerica Series Trust Growth-Income Portfolio, Class 1	10,241,858	320,247,205
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	18,598,265	390,508,972
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	4,690,417	82,623,126
SunAmerica Series Trust Real Estate Portfolio, Class 1	4,787,898	84,650,395
SunAmerica Series Trust Small Company Value Portfolio, Class 1	6,174,263	144,781,211

		4,173,427,645

Domestic Fixed Income Investment Companies — 23.0%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	20,045,491	310,482,308
SA JPMorgan MFS Core Bond Portfolio, Class 1	57,436,522	528,540,067
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	44,105,274	528,316,874
Seasons Series Trust Real Return Portfolio, Class 1†	14,039,223	140,479,488
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	37,758,111	521,392,163
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	24,435,636	141,385,542

		2,170,596,442

Security Description	Shares/ Principal Amount	Value (Note 2)

International Equity Investment Companies — 12.5%
Seasons Series Trust International Equity Portfolio, Class 1	32,562,418	$273,417,666
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	26,345,438	192,813,010
SunAmerica Series Trust Foreign Value Portfolio, Class 1	22,091,706	346,393,327
SunAmerica Series Trust Global Equities Portfolio, Class 1	16,156,829	299,730,107
SunAmerica Series Trust International Diversified Equities Portfolio, Class 1	2,127,977	20,229,603
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	4,892,989	46,559,922

		1,179,143,635

International Fixed Income Investment Companies — 0.8%
SunAmerica Series Trust Global Bond Portfolio, Class 1†	6,366,629	70,237,857

Total Affiliated Registered Investment Companies (cost $7,127,034,435)		7,593,405,579

U.S. GOVERNMENT TREASURIES — 15.7%
United States Treasury Bonds — 0.9%
6.25% due 08/15/2023	$18,233,000	25,071,797
7.13% due 02/15/2023	11,415,000	16,253,887
7.25% due 08/15/2022	10,129,000	14,328,574
7.50% due 11/15/2024	12,155,000	18,603,799
7.63% due 11/15/2022	6,627,000	9,628,826

		83,886,883

United States Treasury Notes — 14.8%
1.63% due 08/15/2022	56,272,000	56,685,262
1.63% due 11/15/2022(2)	85,653,400	86,141,881
1.75% due 05/15/2022(2)	62,657,000	63,709,450
1.75% due 05/15/2023	126,881,000	128,367,918
2.00% due 02/15/2022	71,987,000	74,484,085
2.00% due 02/15/2023	124,705,000	128,787,093
2.25% due 11/15/2024	84,020,000	88,326,025
2.38% due 08/15/2024	169,725,000	180,279,858
2.50% due 08/15/2023	111,423,000	119,387,962
2.50% due 05/15/2024	165,777,000	177,821,694
2.75% due 11/15/2023	141,801,000	154,961,834
2.75% due 02/15/2024	126,566,000	138,481,050

		1,397,434,112

Total U.S. Government Treasuries (cost $1,390,947,428)		1,481,320,995

OPTIONS - PURCHASED — 0.5%
Put Options-Purchased(3) (cost $48,026,350)	2,585,000	49,632,000

Total Long-Term Investment Securities (cost $8,566,008,213)		9,124,358,574

128

SunAmerica Series Trust SunAmerica Dynamic Allocation Portfolio††

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Registered Investment Companies — 3.4%
AllianceBernstein Government STIF Portfolio (cost $318,872,312)	$318,872,312	$318,872,312

TOTAL INVESTMENTS (cost $8,884,880,525)(1)	100.2%	9,443,230,886
Liabilities in excess of other assets	(0.2)	(17,363,619)

NET ASSETS	100.0%	$9,425,867,267

†	Non-income producing security
††	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts
(3)	Purchased Options:

Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at January 31, 2015	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	April 2015	$1,770	2,585,000	$48,026,350	$49,632,000	$1,605,650

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2015	Unrealized Appreciation (Depreciation)
15,500	Long	S&P 500 E-Mini Index	March 2015	$1,578,986,949	$1,541,010,000	$(37,976,949)

Written Call Options
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at January 31, 2015	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	April 2015	$2,175	2,585,000	$22,857,350	$7,367,250	$15,490,100

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$7,593,405,579	$—	$—	$7,593,405,579
U.S. Government Treasuries	—	1,481,320,995	—	1,481,320,995
Options-Purchased	49,632,000	—	—	49,632,000
Short-Term Investment Securities	318,872,312	—	—	318,872,312

Total Investments at Value	$7,961,909,891	$1,481,320,995	$—	$9,443,230,886

Other Financial Instruments:+
Written Call Options on Index	$15,490,100	$—	$—	$15,490,100

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$37,976,949	$—	$—	$37,976,949

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See	Notes to Financial Statements

129

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	54.8%
United States Treasury Notes	14.6
International Equity Investment Companies	10.3
Domestic Fixed Income Investment Companies	9.5
Fixed Income Bond Funds	4.7
Registered Investment Companies	4.0
International Fixed Income Investment Companies	1.4
United States Treasury Bonds	0.9
Options Purchased	0.5

100.7%

*	Calculated as a percentage of net assets

130

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio††

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 80.7%
Domestic Equity Investment Companies — 54.8%
Seasons Series Trust Focus Value Portfolio, Class 1	5,620,675	$95,333,133
Seasons Series Trust Large Cap Growth Portfolio, Class 1	7,226,196	94,820,741
Seasons Series Trust Large Cap Value Portfolio, Class 1	18,586,952	305,206,265
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	2,499,432	41,662,034
Seasons Series Trust Mid Cap Value Portfolio, Class 1	4,268,282	82,911,328
Seasons Series Trust Small Cap Portfolio, Class 1	2,986,943	39,764,859
SunAmerica Series Trust Alliance Growth Portfolio, Class 1†	2,195,348	88,124,435
SunAmerica Series Trust Capital Growth Portfolio, Class 1	2,725,129	35,502,203
SunAmerica Series Trust Davis Venture Value Portfolio, Class 1	7,479,500	198,692,321
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	9,452,599	122,656,792
SunAmerica Series Trust Equity Index Portfolio, Class 1	26,767,869	457,690,802
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	6,631,743	122,997,020
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	1,661,509	15,146,340
SunAmerica Series Trust Growth-Income Portfolio, Class 1	7,213,785	225,564,013
SunAmerica Series Trust Marsico Focused Growth Portfolio, Class 1	12,975,501	169,040,277
SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio, Class 1	13,608,675	285,742,234
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	2,419,784	42,625,222
SunAmerica Series Trust Real Estate Portfolio, Class 1	5,217,991	92,254,464
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	4,214,708	80,552,818
SunAmerica Series Trust Small Company Value Portfolio, Class 1	4,808,594	112,757,432

		2,709,044,733

Domestic Fixed Income Investment Companies — 9.5%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	7,480,363	115,862,480
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	6,434,956	77,081,387
Seasons Series Trust Real Return Portfolio, Class 1†	3,988,579	39,910,583
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	11,500,731	158,810,670
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	13,127,875	75,958,399

		467,623,519

Fixed Income Bond Funds — 4.7%
SA JPMorgan MFS Core Bond Portfolio, Class 1	25,303,595	232,847,728

Security Description	Shares/ Principal Amount	Value (Note 2)

International Equity Investment Companies — 10.3%
Seasons Series Trust International Equity Portfolio, Class 1	12,379,725	$103,949,150
SunAmerica Series Trust Foreign Value Portfolio, Class 1	11,620,728	182,210,584
SunAmerica Series Trust Global Equities Portfolio, Class 1	6,378,124	118,322,469
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	11,153,447	106,132,184

		510,614,387

International Fixed Income Investment Companies — 1.4%
SunAmerica Series Trust Global Bond Portfolio, Class 1†	6,510,524	71,825,330

Total Affiliated Registered Investment Companies (cost $3,842,435,502)		3,991,955,697

U.S. GOVERNMENT TREASURIES — 15.5%
United States Treasury Bonds — 0.9%
6.25% due 08/15/2023	$8,503,000	11,692,288
7.13% due 02/15/2023	6,111,000	8,701,490
7.25% due 08/15/2022	5,713,000	8,081,661
7.50% due 11/15/2024	6,165,000	9,435,822
7.63% due 11/15/2022	3,076,000	4,469,333

		42,380,594

United States Treasury Notes — 14.6%
1.63% due 08/15/2022	28,430,500	28,639,294
1.63% due 11/15/2022(1)	44,323,000	44,575,774
1.75% due 05/15/2022	32,975,000	33,528,881
1.75% due 05/15/2023	64,778,000	65,537,133
2.00% due 02/15/2022	35,332,000	36,557,596
2.00% due 02/15/2023	63,667,000	65,751,076
2.25% due 11/15/2024(1)	51,440,000	54,076,300
2.38% due 08/15/2024	86,530,000	91,911,128
2.50% due 08/15/2023	56,255,000	60,276,332
2.50% due 05/15/2024	84,297,400	90,422,112
2.75% due 11/15/2023	72,395,000	79,114,125
2.75% due 02/15/2024	65,454,000	71,615,905

		722,005,656

Total U.S. Government Treasuries (cost $716,990,372)		764,386,250

OPTIONS - PURCHASED — 0.5%
Put Options-Purchased(3) (cost $25,283,100)	1,360,000	26,112,000

Total Long-Term Investment Securities (cost $4,584,708,974)		4,782,453,947

SHORT-TERM INVESTMENT SECURITIES — 4.0%
Registered Investment Companies — 4.0%
AllianceBernstein Government STIF Portfolio (cost $196,750,589)	196,750,589	196,750,589

TOTAL INVESTMENTS (cost $4,781,459,563)(2)	100.7%	4,979,204,536
Liabilities in excess of other assets	(0.7)	(35,591,619)

NET ASSETS	100.0%	$4,943,612,917

†	Non-income producing security

131

SunAmerica Series Trust SunAmerica Dynamic Strategy Portfolio††

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

††	The SunAmerica Series Trust Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
(3)	Purchased Options:

Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at January 31, 2015	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	April 2015	$1,770	1,360,000	$25,283,100	$26,112,000	$828,900

Written Call Options
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at January 31, 2015	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	April 2015	$2,175	1,360,000	$12,028,500	$3,876,000	$8,152,500

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2015	Unrealized Appreciation/ (Depreciation)
4,000	Long	S&P 500 E-Mini Index	March 2015	$410,202,153	$397,680,000	$(12,522,153)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies:	$3,991,955,697	$—	$—	$3,991,955,697
U.S. Government Treasuries:	—	764,386,250	—	764,386,250
Options-Purchased	26,112,000	—	—	26,112,000
Short-Term Investment Securities:	196,750,589	—	—	196,750,589

Total Investments at Value	$4,214,818,286	$764,386,250	$—	$4,979,204,536

Other Financial Instruments:+
Written Call Options	$8,152,500	$—	$—	$8,152,500

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$12,522,153	$—	$—	$12,522,153

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

132

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

U.S. Government Agencies	40.8%
Repurchase Agreements	26.1
United States Treasury Notes	22.3
U.S. Government Treasuries	2.6
United States Treasury Bonds	1.3
Federal Home Loan Mtg. Corp.	1.0
Banks-Commercial	0.7
Federal National Mtg. Assoc.	0.4
Telephone-Integrated	0.3
Diversified Banking Institutions	0.3
Finance-Credit Card	0.2
Finance-Auto Loans	0.2
Auto-Cars/Light Trucks	0.2
Medical-HMO	0.2
Computers	0.1
Electric-Integrated	0.1
Banks-Super Regional	0.1
Medical Products	0.1
Multimedia	0.1
Banks-Money Center	0.1
Insurance-Multi-line	0.1
Insurance-Life/Health	0.1
Finance-Leasing Companies	0.1
Enterprise Software/Service	0.1
Diversified Financial Services	0.1
Tobacco	0.1
Real Estate Investment Trusts	0.1
Food-Meat Products	0.1
Transport-Equipment & Leasing	0.1
Commercial Services-Finance	0.1
Insurance-Mutual	0.1

98.3%

Credit Quality#†

Aaa	87.5%
Aa	1.7
A	5.5
Baa	4.1
Ba	0.1
Not Rated@	1.1

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

133

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 0.1%
Diversified Financial Services — 0.1%
Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A2 0.43% due 02/15/2017	$100,000	$99,956
SLM Private Credit Student Loan Trust FRS Series 2006-B, Class A4 0.42% due 03/15/2024	75,492	74,805

Total Asset Backed Securities (cost $173,551)		174,761

U.S. CORPORATE BONDS & NOTES — 3.0%
Airlines — 0.0%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	20,000	20,570

Auto-Cars/Light Trucks — 0.1%
Toyota Motor Credit Corp. FRS Senior Notes 0.52% due 05/17/2016	100,000	100,257

Banks-Commercial — 0.3%
HSBC USA, Inc. FRS Senior Notes 0.84% due 11/13/2019	200,000	199,718
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019	150,000	153,054
Manufacturers & Traders Trust Co. Senior Notes 2.25% due 07/25/2019	250,000	253,551

		606,323

Banks-Super Regional — 0.1%
Bank of America NA FRS Senior Notes 0.65% due 05/08/2017	250,000	249,551

Building & Construction Products-Misc. — 0.0%
Owens Corning Company Guar. Notes 4.20% due 12/01/2024	20,000	20,617

Cellular Telecom — 0.0%
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	28,000	28,630
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	28,000	28,490

		57,120

Commercial Services-Finance — 0.1%
Total System Services, Inc. Senior Notes 3.75% due 06/01/2023	100,000	101,466

Computers — 0.1%
Apple, Inc. FRS Senior Notes 0.53% due 05/06/2019	200,000	200,084
Apple, Inc. Senior Notes 3.45% due 05/06/2024	100,000	109,017

		309,101

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions — 0.3%
Bank of America Corp. FRS Senior Notes 0.84% due 08/25/2017	$110,000	$109,832
UBS AG FRS Senior Notes 0.61% due 08/14/2017	250,000	250,186
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	254,676

		614,694

Electric-Integrated — 0.1%
Duke Energy Corp. FRS Senior Notes 0.64% due 04/03/2017	100,000	100,125
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	100,000	109,012
Duke Energy Progress, Inc. FRS 1st Mtg. Notes 0.44% due 03/06/2017	100,000	99,750

		308,887

Electronic Forms — 0.0%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	12,000	12,192

Enterprise Software/Service — 0.1%
Oracle Corp. FRS Senior Notes 0.76% due 10/08/2019	200,000	200,635

Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC FRS Senior Notes 0.76% due 09/08/2017	300,000	297,161
Ford Motor Credit Co. LLC FRS Senior Notes 1.48% due 05/09/2016	200,000	201,431

		498,592

Finance-Consumer Loans — 0.0%
Synchrony Financial Senior Notes 2.70% due 02/03/2020	12,000	12,089

Finance-Credit Card — 0.2%
American Express Credit Corp. FRS Senior Notes 0.72% due 08/15/2019	300,000	298,002
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	200,000	203,361

		501,363

Food-Meat Products — 0.1%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	100,000	107,400

Instruments-Scientific — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	30,000	31,166

134

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health — 0.1%
Jackson National Life Global Funding Sec. Notes 2.30% due 04/16/2019*	$200,000	$204,056

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	200,000	204,324

Insurance-Mutual — 0.1%
New York Life Global Funding Sec. Notes 1.13% due 03/01/2017*	100,000	100,400

Insurance-Property/Casualty — 0.0%
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	20,000	21,079

Medical Instruments — 0.0%
Medtronic, Inc. Senior Notes 3.50% due 03/15/2025*	60,000	63,517

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	12,000	12,248

Medical Products — 0.1%
Becton Dickinson And Co. Senior Notes 0.69% due 06/15/2016	210,000	209,852
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	30,000	31,957

		241,809

Medical-Drugs — 0.0%
Johnson & Johnson FRS Senior Notes 0.31% due 11/28/2016	100,000	100,071

Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 3.50% due 11/15/2024	20,000	21,182
UnitedHealth Group, Inc. Senior Notes 2.88% due 12/15/2021	310,000	324,441

		345,623

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. FRS Senior Notes 0.64% due 09/10/2015	100,000	100,029

Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	200,000	214,319

Oil Companies-Exploration & Production — 0.0%
Devon Energy Corp. FRS Senior Notes 0.69% due 12/15/2015	100,000	99,895

Security Description	Principal Amount	Value (Note 2)

Pipelines — 0.0%
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	$100,000	$96,245

Real Estate Investment Trusts — 0.1%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	107,651

Retail-Misc./Diversified — 0.0%
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	30,000	31,351

Telephone-Integrated — 0.3%
AT&T, Inc. FRS Senior Notes 0.68% due 03/30/2017	100,000	99,953
Verizon Communications, Inc. FRS Senior Notes 0.64% due 06/09/2017	200,000	199,669
Verizon Communications, Inc. FRS Senior Notes 1.01% due 06/17/2019	100,000	100,468
Verizon Communications, Inc. FRS Senior Notes 1.77% due 09/15/2016	100,000	101,794
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2021	100,000	104,106
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	100,000	110,350

		716,340

Tobacco — 0.1%
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023	100,000	111,302

Transport-Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 3.88% due 09/27/2016*	100,000	102,392

Total U.S. Corporate Bonds & Notes (cost $6,500,295)		6,624,674

FOREIGN CORPORATE BONDS & NOTES — 0.7%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV FRS Company Guar. Notes 0.67% due 11/18/2016*	250,000	250,532

Banks-Commercial — 0.4%
BPCE SA Sub. Notes 4.63% due 07/11/2024*	300,000	307,500
Commonwealth Bank of Australia FRS Senior Notes 0.51% due 09/08/2017*(1)	300,000	299,839
Toronto-Dominion Bank FRS Senior Notes 0.47% due 05/02/2017	200,000	199,866

		807,205

135

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Money Center — 0.1%
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*(1)	$200,000	$210,757

Finance-Leasing Companies — 0.1%
LeasePlan Corp. NV Senior Notes 2.50% due 05/16/2018*	200,000	202,664

Oil Companies-Integrated — 0.0%
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	61,000	63,089

Total Foreign Corporate Bonds & Notes (cost $1,507,175)		1,534,247

U.S. GOVERNMENT AGENCIES — 1.4%
Federal Home Loan Mtg. Corp. — 1.0%
1.25% due 10/02/2019	2,000,000	1,999,068
2.38% due 01/13/2022	200,000	208,323

		2,207,391

Federal National Mtg. Assoc. — 0.4%
1.88% due 09/18/2018	900,000	924,430

Total U.S. Government Agencies (cost $3,050,915)		3,131,821

U.S. GOVERNMENT TREASURIES — 23.6%
United States Treasury Bonds — 1.3%
2.88% due 05/15/2043	300,000	338,859
3.13% due 02/15/2042	250,000	295,801
3.13% due 08/15/2044	1,900,000	2,254,766

		2,889,426

United States Treasury Notes — 22.3%
0.07% due 10/31/2016 FRS(2)	3,100,000	3,098,521
0.25% due 02/28/2015(2)	100,000	100,012
0.25% due 03/31/2015(2)	100,000	100,031
0.63% due 04/30/2018	6,200,000	6,154,951
2.00% due 10/31/2021	5,300,000	5,475,976
2.00% due 02/15/2023	23,950,000	24,733,979
2.13% due 06/30/2021	3,500,000	3,646,017
2.25% due 04/30/2021	2,100,000	2,204,015
2.38% due 08/15/2024	2,100,000	2,230,595
2.50% due 05/15/2024	1,700,000	1,823,515

		49,567,612

Total U.S. Government Treasuries (cost $49,733,729)		52,457,038

Total Long-Term Investment Securities (cost $60,965,665)		63,922,541

SHORT-TERM INVESTMENT SECURITIES — 43.4%
U.S. Government Agencies — 40.8%
Federal Home Loan Bank Disc. Notes 0.01% due 02/18/2015	1,500,000	1,499,936
0.01% due 02/20/2015	100,000	99,996
0.01% due 03/06/2015	10,000,000	9,999,129
0.01% due 03/09/2015	1,200,000	1,199,892
0.01% due 03/13/2015	5,000,000	4,999,500

Security Description	Principal Amount	Value (Note 2)

U.S. Government Agencies (continued)
0.01% due 03/18/2015	$1,100,000	$1,099,890
0.01% due 05/19/2015	2,200,000	2,199,624
0.01% due 07/16/2015	400,000	399,854
0.01% due 09/04/2015	100,000	99,941
0.01% due 09/09/2015	200,000	199,878
0.08% due 04/06/2015	400,000	399,970
0.09% due 04/24/2015	200,000	199,981
0.09% due 04/27/2015	12,700,000	12,698,755
0.10% due 02/04/2015	200,000	199,998
0.10% due 02/23/2015	3,600,000	3,599,780
0.12% due 03/06/2015	700,000	699,923
0.12% due 05/08/2015	900,000	899,862
0.13% due 06/01/2015	3,500,000	3,499,192
Federal Home Loan Mtg. Corp. 0.11% due 03/17/2015	600,000	599,923
0.12% due 05/27/2015	500,000	499,908
0.13% due 06/09/2015	4,500,000	4,498,889
0.01% due 03/09/2015	900,000	899,922
0.01% due 03/19/2015	1,900,000	1,899,783
0.07% due 04/01/2015	2,400,000	2,399,837
0.07% due 04/07/2015	1,300,000	1,299,903
0.07% due 04/08/2015	4,100,000	4,099,688
0.07% due 04/09/2015	5,000,000	4,999,615
0.07% due 04/10/2015	600,000	599,953
0.08% due 05/05/2015	3,400,000	3,399,497
0.10% due 02/19/2015	2,700,000	2,699,872
0.11% due 03/19/2015	14,000,000	13,998,122
Federal National Mtg. Assoc. Disc. Notes 0.07% due 04/27/2015	1,200,000	1,199,882
0.08% due 05/01/2015	200,000	199,972
0.10% due 05/21/2015	3,600,000	3,599,374

		90,889,241

U.S. Government Treasuries — 2.6%
0.01% due 04/23/2015(2)	2,314,000	2,313,949
0.01% due 05/21/2015(2)	69,000	68,995
0.01% due 06/04/2015(2)	3,428,000	3,427,708

		5,810,652

Total Short-Term Investment Securities (cost $96,694,127)		96,699,893

REPURCHASE AGREEMENTS — 26.1%
Agreement with Barclays Capital, Inc., bearing interest at 0.00%, dated 01/30/2015, to be repurchased 02/02/2015 in the amount of $16,700,000 and collateralized by $15,809,000 of U.S. Treasury Bonds, bearing interest at 2.50% due 6/15/2024 and having an approximate value of $17,094,942 (cost $16,700,000)	16,700,000	16,700,000

136

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Agreement with Credit Suisse Securities LLC, bearing interest at 0.00%, dated 01/30/2015, to be repurchased 02/02/2015 in the amount of $5,900,000 and collateralized by $5,908,000 of U.S. Treasury Bonds, bearing interest at 1.50% due 12/31/2018 and having an approximate value of $6,031,658 (cost $5,900,000)	$5,900,000	$5,900,000
Agreement with JP Morgan Chase Corp., bearing interest at 0.00%, dated 01/30/2015, to be repurchased 02/02/2015 in the amount of $25,500,000 and collateralized by $24,472,200 of U.S. Treasury Bonds, bearing interest at 2.63% due 1/31/2018 and having an approximate value of $26,139,535 (cost $25,500,000)	25,500,000	25,500,000
Agreement with JP Morgan Chase Corp., bearing interest at 0.00%, dated 01/30/2015, to be repurchased 02/02/2015 in the amount of $10,000,000 and collateralized by $10,150,000 of Federal National Mtg. Assoc. Notes, bearing interest at 1.90% due 11/25/2015 and having an approximate value of $10,267,949 (cost $10,000,000)	10,000,000	10,000,000

Total Repurchase Agreements (cost $58,100,000)		58,100,000

TOTAL INVESTMENTS (cost $215,759,792)(3)	98.3%	218,722,434
Other assets less liabilities	1.7	3,719,248

NET ASSETS	100.0%	$222,441,682

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2015, the aggregate value of these securities was $1,945,981 representing 1.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At January 31, 2015, the aggregate value of these securities was $510,596 representing 0.2% of net assets.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Written Call Options
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at January 31, 2015	Unrealized Appreciation / (Depreciation)
U.S. Treasury 10 Year Notes	February 2015	$131.50	79	$49,532	$48,141	$1,391

Written Put Options
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at January 31, 2015	Unrealized Appreciation / (Depreciation)
U.S. Treasury 10 Year Notes	February 2015	$128.50	79	$28,912	$6,789	$22,123

137

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Written Options on Interest Rate Swap Contracts
Issue	Expiration Month	Strike Price	Notional Amount	Premiums Received	Value at January 31, 2015	Unrealized Appreciation / (Depreciation)
Call option to enter an interest rate swap with Morgan Stanley for the obligation to receive a fixed rate of 2.91% versus the three month USD-LIBOR-BBA maturing on 08/15/2017		$2.91	$5,800,000	$20,880	$55,808	$(34,928)
Put option to enter an interest rate swap with Morgan Stanley for the obligation to receive a fixed rate of 2.91% versus the three month USD-LIBOR-BBA maturing on 08/15/2017		2.91	5,800,000	20,882	2,129	18,753

				$41,762	$57,937	$(16,175)

Open Future Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2015	Unrealized Appreciation (Depreciation)
995	Long	S&P 500 E-Mini Index	March 2015	$101,887,314	$98,922,900	$(2,964,414)
93	Long	Russell 2000 Mini Index	March 2015	10,693,899	10,799,160	105,261
8	Long	U.S. Treasury 10 Year Notes	March 2015	1,007,954	1,047,000	39,046

						$(2,820,107)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	JPY	72,400,000	USD	603,837	2/3/2015	$—	$(12,517)
	USD	611,332	JPY	72,400,000	8/5/2014	5,022	—
	JPY	72,400,000	USD	611,510	3/3/2015	—	(5,018)

Net Unrealized Appreciation/(Depreciation)						$5,022	$(17,535)

EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

Over the Counter Total Return Swap Contracts@
Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio		Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Gross Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	537	4/30/2015	(3 Month USD LIBOR-BBA less 6 bps	)	iShares MSCI EAFE Index	$—	$—

Centrally Cleared Interest Rate Swap Contracts@
			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Payments Made by the Portfolio	Upfront Premiums Paid/ (Received)	Gross Unrealized Appreciation/ (Depreciation)
EUR	400	1/29/2024	6 Month EURIBOR	2.000%	$—	$(55,772)
USD	700	11/19/2024	3 Month USD LIBOR-BBA	2.450%	—	41,619
USD	700	12/4/2019	3 Month USD LIBOR-BBA	1.850%	—	(17,096)

					$—	$(31,249)

138

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

BBA	— British Banking Association
EUR	— Euro Dollar
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection@(4)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at January 31, 2015(1)	Notional Amount (2)	Value at January 31, 2015(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment
Grade Index	1.000%	6/20/2018	UBS Securities LLC	0.4716%	$1,800,000	$31,729	$14,934	$16,795
CDX North American Investment
Grade Index	1.000%	12/20/2019	Morgan Stanley & Co., LLC	0.7060%	59,600,000	844,879	928,678	(83,799)

						$876,608	$943,612	$(67,004)

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$174,761	$—	$174,761
U.S. Corporate Bonds & Notes	—	6,624,674	—	6,624,674
Foreign Corporate Bonds & Notes	—	1,534,247	—	1,534,247
U.S. Government Agencies	—	3,131,821	—	3,131,821
U.S. Government Treasuries	—	52,457,038	—	52,457,038
Short-Term Investment Securities	—	96,699,893	—	96,699,893
Repurchase Agreements	—	58,100,000	—	58,100,000

Total Investments at Value	$—	$218,722,434	$—	$218,722,434

Other Financial Instruments:+
Written Call Options	1,391	—	—	1,391
Written Put Options	22,123	—	—	22,123
Written Options on Interest Rate Swap Contracts	—	18,753	—	18,753
Open Futures Contracts	144,307	—	—	144,307
Open Forward Foreign Currency Contracts	5,022	—	—	5,022
Centrally Cleared Interest Rate Swap Contracts	—	41,619	—	41,619
Centrally Cleared Credit Default Swaps on Credit Indices-Sell Protection	—	16,795	—	16,795

Total Other Financial Instruments	$172,843	$77,167	$—	$250,010

139

SunAmerica Series Trust VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:+
Written Options on Interest Rate Swap Contracts	$—	$34,928	$—	$34,928
Open Futures Contracts	2,964,414	—	—	2,964,414
Open Forward Foreign Currency Contracts	17,535	—	—	17,535
Centrally Cleared Interest Rate Swap Contracts	—	72,868	—	72,868
Centrally Cleared Credit Default Swaps on Credit Indices-Sell Protection	—	83,799	—	83,799

Total Other Financial Instruments	$2,981,949	$191,595	$—	$3,173,544

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

140

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Time Deposits	9.8%
United States Treasury Notes	9.8
Diversified Banking Institutions	9.7
Medical-Drugs	4.8
Oil Companies-Integrated	3.4
Oil Companies-Exploration & Production	2.8
Diversified Manufacturing Operations	2.7
Banks-Super Regional	2.5
Medical-HMO	2.4
Retail-Discount	2.2
Electronic Components-Semiconductors	2.2
Banks-Fiduciary	2.2
Cable/Satellite TV	2.1
Insurance Brokers	2.0
Applications Software	1.9
Cosmetics & Toiletries	1.4
Banks-Commercial	1.3
Medical-Biomedical/Gene	1.3
Telephone-Integrated	1.3
Insurance-Multi-line	1.3
Multimedia	1.2
Semiconductor Equipment	1.2
Computers-Memory Devices	1.1
United States Treasury Bonds	1.1
Cruise Lines	1.1
Medical-Generic Drugs	1.0
Finance-Investment Banker/Broker	1.0
E-Commerce/Products	1.0
Electric-Integrated	1.0
Aerospace/Defense	0.9
Networking Products	0.9
Oil-Field Services	0.9
Electronic Components-Misc.	0.9
Agricultural Operations	0.9
Internet Security	0.9
Transport-Rail	0.9
Food-Misc./Diversified	0.9
Medical Instruments	0.8
Computer Services	0.8
Cellular Telecom	0.8
Tobacco	0.8
Television	0.8
Electronic Security Devices	0.7
Auto-Cars/Light Trucks	0.7
Electronic Forms	0.7
Pharmacy Services	0.6
Finance-Other Services	0.5
Financial Guarantee Insurance	0.5
Machinery-Construction & Mining	0.5
Pipelines	0.4
Oil & Gas Drilling	0.4
Telecom Equipment-Fiber Optics	0.4
Broadcast Services/Program	0.4
Real Estate Investment Trusts	0.4
Finance-Consumer Loans	0.3
Chemicals-Diversified	0.3
Transport-Services	0.3
Investment Management/Advisor Services	0.3
Finance-Auto Loans	0.3
Physical Therapy/Rehabilitation Centers	0.2
Medical Products	0.2
Retirement/Aged Care	0.2

Savings & Loans/Thrifts	0.2%
Banks-Money Center	0.2
Finance-Credit Card	0.2
Airlines	0.2
Metal-Copper	0.1
Private Equity	0.1
Retail-Drug Store	0.1
Coal	0.1
Commercial Services-Finance	0.1
Electric-Distribution	0.1
Commercial Services	0.1
Insurance-Life/Health	0.1
Finance-Leasing Companies	0.1
Insurance-Mutual	0.1
Medical-Wholesale Drug Distribution	0.1
Medical Labs & Testing Services	0.1
Steel Pipe & Tube	0.1
Real Estate Operations & Development	0.1
Chemicals-Specialty	0.1
Telecommunication Equipment	0.1

98.7%

*	Calculated as a percentage of net assets

141

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 62.6%
Aerospace/Defense — 0.9%
General Dynamics Corp.	16,931	$2,255,379

Agricultural Operations — 0.7%
Archer-Daniels-Midland Co.	38,098	1,776,510

Applications Software — 1.3%
Citrix Systems, Inc.†	22,858	1,354,565
Microsoft Corp.	41,076	1,659,471

		3,014,036

Auto-Cars/Light Trucks — 0.7%
General Motors Co.	50,983	1,663,065

Banks-Commercial — 0.8%
BB&T Corp.	35,650	1,258,088
First Horizon National Corp.	51,738	672,077

		1,930,165

Banks-Fiduciary — 2.2%
Citizens Financial Group, Inc.	53,061	1,268,158
Northern Trust Corp.	23,745	1,552,448
State Street Corp.	31,988	2,287,462

		5,108,068

Banks-Super Regional — 2.3%
Comerica, Inc.	34,448	1,429,592
Fifth Third Bancorp	76,316	1,320,267
PNC Financial Services Group, Inc.	31,242	2,641,199

		5,391,058

Cable/Satellite TV — 1.7%
Comcast Corp., Class A	46,453	2,468,745
Time Warner Cable, Inc.	10,741	1,462,172

		3,930,917

Cellular Telecom — 0.7%
Vodafone Group PLC ADR	45,965	1,614,750

Chemicals-Diversified — 0.3%
Dow Chemical Co.	17,390	785,332

Computer Services — 0.8%
Amdocs, Ltd.	40,567	1,954,518

Computers-Memory Devices — 0.5%
NetApp, Inc.	34,567	1,306,633

Cosmetics & Toiletries — 1.4%
Procter & Gamble Co.	22,219	1,872,839
Unilever NV (NY Registered Shares)	32,205	1,396,731

		3,269,570

Cruise Lines — 1.1%
Carnival Corp.	57,202	2,514,600

Diversified Banking Institutions — 9.0%
Bank of America Corp.	224,748	3,404,932
Citigroup, Inc.	139,389	6,544,314
Goldman Sachs Group, Inc.	9,203	1,586,689
JPMorgan Chase & Co.	114,521	6,227,652
Morgan Stanley	105,495	3,566,786

		21,330,373

Diversified Manufacturing Operations — 2.7%
General Electric Co(3)	184,159	4,399,559
Ingersoll-Rand PLC†	30,318	2,013,115

		6,412,674

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 1.0%
eBay, Inc.†	44,644	$2,366,132

Electric-Integrated — 1.0%
FirstEnergy Corp.	26,464	1,067,293
PG&E Corp.	20,468	1,203,723

		2,271,016

Electronic Components-Misc. — 0.9%
Corning, Inc.	90,134	2,142,485

Electronic Components-Semiconductors — 1.5%
Broadcom Corp., Class A	37,413	1,587,621
Intel Corp.	62,905	2,078,381

		3,666,002

Electronic Forms — 0.7%
Adobe Systems, Inc.†	22,033	1,545,174

Electronic Security Devices — 0.7%
Tyco International PLC	41,344	1,687,249

Finance-Consumer Loans — 0.3%
Synchrony Financial†	26,057	804,119

Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp.	66,482	1,727,202

Finance-Other Services — 0.5%
CME Group, Inc.	13,949	1,189,850

Food-Misc./Diversified — 0.8%
Mondelez International, Inc., Class A	51,179	1,803,548

Insurance Brokers — 2.0%
Aon PLC†	16,972	1,528,329
Marsh & McLennan Cos., Inc.	36,028	1,937,225
Willis Group Holdings PLC	31,671	1,371,354

		4,836,908

Insurance-Multi-line — 0.8%
Voya Financial, Inc.	48,869	1,906,380

Internet Security — 0.9%
Symantec Corp.	85,432	2,116,151

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	14,454	1,155,886

Medical Instruments — 0.6%
Medtronic PLC	19,563	1,396,798

Medical-Biomedical/Gene — 0.9%
Amgen, Inc.	13,957	2,125,093

Medical-Drugs — 4.2%
Eli Lilly & Co.	31,649	2,278,728
Merck & Co., Inc.	42,446	2,558,645
Novartis AG(1)	24,496	2,388,419
Pfizer, Inc.	38,833	1,213,531
Sanofi(1)	16,286	1,500,335

		9,939,658

Medical-Generic Drugs — 0.9%
Teva Pharmaceutical Industries, Ltd. ADR	37,194	2,114,851

Medical-HMO — 1.6%
Anthem, Inc.	13,320	1,797,667
UnitedHealth Group, Inc.	18,664	1,983,050

		3,780,717

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	19,417	326,400

142

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Multimedia — 1.2%
Thomson Reuters Corp.	34,327	$1,317,215
Time Warner, Inc.	7,315	570,058
Viacom, Inc., Class B	15,917	1,025,373

		2,912,646

Networking Products — 0.9%
Cisco Systems, Inc.	84,141	2,218,378

Oil & Gas Drilling — 0.4%
Ensco PLC, Class A	32,473	910,543

Oil Companies-Exploration & Production — 2.4%
Anadarko Petroleum Corp.	15,211	1,243,499
Apache Corp.	26,658	1,667,991
Canadian Natural Resources, Ltd.	50,490	1,463,801
Occidental Petroleum Corp.	17,551	1,404,080

		5,779,371

Oil Companies-Integrated — 3.0%
Exxon Mobil Corp.	17,495	1,529,413
Royal Dutch Shell PLC, Class A(1)	116,911	3,577,171
Total SA(1)	37,153	1,919,510

		7,026,094

Oil-Field Services — 0.8%
Baker Hughes, Inc.	33,353	1,934,140

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	7,954	641,967

Retail-Discount — 2.2%
Target Corp.	39,325	2,894,713
Wal-Mart Stores, Inc.	27,850	2,366,693

		5,261,406

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	108,252	2,472,476

Telephone-Integrated — 1.0%
Koninklijke KPN NV(1)	113,456	351,017
Orange SA(1)	25,648	451,785
Telecom Italia SpA†(1)	239,583	278,100
Telefonica SA(1)	16,613	248,962
Verizon Communications, Inc.	23,970	1,095,669

		2,425,533

Television — 0.2%
CBS Corp., Class B	7,366	403,730

Tobacco — 0.7%
Philip Morris International, Inc.	19,529	1,567,007

Transport-Rail — 0.8%
CSX Corp.	53,794	1,791,340

Total Common Stocks (cost $147,452,322)		148,503,898

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Banks-Super Regional — 0.0%
KeyCorp Series A 7.75%	$400	52,900

Investment Management/Advisor Services — 0.2%
AMG Capital Trust II 5.15% due 10/15/2037	6,800	415,225

Security Description	Principal Amount	Value (Note 2)

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75% due 03/31/2028	$800	$47,440

Total Convertible Preferred Securities (cost $527,736)		515,565

PREFERRED SECURITIES — 0.0%
Banks-Fiduciary — 0.0%
State Street Corp. Series D 5.90%	3,000	79,290

Banks-Super Regional — 0.0%
Wells Fargo & Co. 5.85%	1,200	30,960

Total Preferred Securities (cost $105,000)		110,250

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. FRS Series R 6.00% due 08/01/2023(2)	35,000	35,339
JPMorgan Chase & Co. FRS Series S 6.75% due 02/01/2024(2)	30,000	32,091
JPMorgan Chase & Co. VRS Series X 6.10% due 10/01/2024(2)	145,000	148,262
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(2)	200,000	198,000

		413,692

Electric-Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2024	28,000	29,888

Insurance-Multi-line — 0.1%
Farmers Exchange Capital III FRS 5.45% due 10/15/2034*	130,000	142,173

Total Preferred Securities/Capital Securities (cost $568,000)		585,753

CONVERTIBLE BONDS & NOTES — 4.5%
Applications Software — 0.4%
Citrix Systems, Inc. Senior Notes 0.50% due 04/15/2019*	1,007,000	1,040,986

Broadcast Services/Program — 0.1%
Liberty Interactive LLC Senior Notes 0.75% due 03/30/2043	254,000	330,200

Coal — 0.1%
Peabody Energy Corp. Junior Sub-Debentures 4.75% due 12/15/2066	494,000	234,650

Diversified Banking Institutions — 0.1%
Goldman Sachs Group, Inc. Senior Notes 1.00% due 09/28/2020*	171,000	187,818

Electronic Components-Semiconductors — 0.3%
Micron Technology, Inc. Senior Notes 3.00% due 11/15/2043	525,000	610,313

143

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 —(continued)

Security Description	Principal Amount	Value (Note 2)

CONVERTIBLE BONDS & NOTES (continued)
Finance-Investment Banker/Broker — 0.2%
Jefferies Group LLC Senior Notes 3.88% due 11/01/2029	$384,000	$395,040

Financial Guarantee Insurance — 0.5%
MGIC Investment Corp. Senior Notes 2.00% due 04/01/2020	115,000	157,406
MGIC Investment Corp. Senior Notes 5.00% due 05/01/2017	451,000	497,228
Radian Group, Inc. Senior Notes 2.25% due 03/01/2019	176,000	268,180
Radian Group, Inc. Senior Notes 3.00% due 11/15/2017	165,000	240,797

		1,163,611

Insurance-Multi-line — 0.2%
Old Republic International Corp. Senior Notes 3.75% due 03/15/2018	331,000	378,581

Medical Instruments — 0.1%
NuVasive, Inc. Senior Notes 2.75% due 07/01/2017	241,000	302,304

Medical-Drugs — 0.4%
Salix Pharmaceuticals, Ltd. Senior Notes 1.50% due 03/15/2019	511,000	1,073,739

Medical-HMO — 0.7%
WellPoint, Inc. Senior Notes 2.75% due 10/15/2042	906,000	1,654,016

Oil Companies-Exploration & Production — 0.3%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	377,000	252,119
Stone Energy Corp. Company Guar. Notes 1.75% due 03/01/2017	433,000	374,004

		626,123

Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc. Senior Notes 3.25% due 03/15/2032	256,000	273,920

Pharmacy Services — 0.3%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/2035	168,000	180,915
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/2035	56,000	65,240
Omnicare, Inc. Company Guar. Notes 3.50% due 02/15/2044	298,000	358,718

		604,873

Security Description	Principal Amount	Value (Note 2)

Physical Therapy/Rehabilitation Centers — 0.2%
HealthSouth Corp. Senior Sub. Notes 2.00% due 12/01/2043	$480,000	$587,700

Retirement/Aged Care — 0.2%
Brookdale Senior Living, Inc. Senior Notes 2.75% due 06/15/2018	392,000	503,720

Semiconductor Equipment — 0.2%
Lam Research Corp. Senior Notes 1.25% due 05/15/2018	343,000	470,124

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp. Senior Notes 4.00% due 12/15/2020	224,000	271,460

Total Convertible Bonds & Notes (cost $10,452,597)		10,709,178

U.S. CORPORATE BONDS & NOTES — 8.8%
Agricultural Chemicals — 0.0%
Monsanto Co. Senior Notes 2.13% due 07/15/2019	30,000	30,497
Monsanto Co. Senior Notes 3.38% due 07/15/2024	20,000	21,161

		51,658

Agricultural Operations — 0.2%
Bunge Ltd. Finance Corp. Company Guar. Notes 5.10% due 07/15/2015	350,000	356,576

Airlines — 0.1%
American Airlines Pass Through Trust Series 2014-1, Class A 3.70% due 04/01/2028	60,000	60,450
United Airlines Pass Through Trust Pass Through Certs. 3.75% due 03/03/2028	60,000	60,000

		120,450

Applications Software — 0.2%
NetSuite, Inc. Senior Notes 0.25% due 06/01/2018	397,000	425,782

Banks-Commercial — 0.3%
Regions Financial Corp. Senior Notes 5.75% due 06/15/2015	700,000	711,397

Banks-Super Regional — 0.2%
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	211,723
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	187,674

		399,397

Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 3.60% due 03/01/2024	75,000	81,192

144

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 —(continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/2015	$400,000	$404,152

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	8,200

Cable/Satellite TV — 0.4%
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	80,000	89,703
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	100,000	113,591
Cox Communications, Inc. Senior Notes 8.38% due 03/01/2039*	200,000	298,901
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	220,000	238,608
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	195,000	219,583

		960,386

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 3.21% due 08/15/2035*	100,000	101,060
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	100,000	110,790

		211,850

Chemicals-Specialty — 0.1%
Eastman Chemical Co. Senior Notes 2.70% due 01/15/2020	124,000	126,833

Commercial Services — 0.1%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 05/15/2019*	190,000	198,431

Commercial Services-Finance — 0.1%
Moody’s Corp. Senior Notes 4.50% due 09/01/2022	135,000	148,935
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	75,000	85,323

		234,258

Computer Services — 0.0%
Computer Sciences Corp. Senior Notes 4.45% due 09/15/2022	30,000	31,471

Computers-Memory Devices — 0.5%
SanDisk Corp. Senior Notes 0.50% due 10/15/2020	1,100,000	1,172,187

Security Description	Principal Amount	Value (Note 2)

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	$77,000	$82,968

Diversified Banking Institutions — 0.3%
Citigroup, Inc. Senior Notes 2.65% due 03/02/2015	80,000	80,137
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	15,000	15,043
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	22,727
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	40,108
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	145,000	148,422
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	35,000	36,145
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	65,000	73,454
Morgan Stanley Senior Notes 2.38% due 07/23/2019	250,000	252,050
Morgan Stanley Senior Notes 2.50% due 01/24/2019	125,000	127,200

		795,286

Electric-Distribution — 0.1%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	228,477

Electronic Components-Semiconductors — 0.4%
NVIDIA Corp. Senior Notes 1.00% due 12/01/2018	924,000	1,040,655

Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	35,000	36,271

Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.30% due 07/08/2034	75,000	84,807

Finance-Auto Loans — 0.3%
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	600,000	603,752

Finance-Credit Card — 0.2%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	56,371

145

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 —(continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card (continued)
American Express Credit Corp. Senior Notes 2.75% due 09/15/2015	$330,000	$334,433

		390,804

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Senior Notes 2.20% due 07/25/2018	35,000	35,848

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	169,537

Finance-Other Services — 0.0%
CME Group, Inc. Senior Notes 3.00% due 09/15/2022	65,000	67,977

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	27,000	28,998
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	24,000	27,844
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	25,000	30,103

		86,945

Food-Misc./Diversified — 0.1%
General Mills, Inc. 2.20% due 10/21/2019	120,000	121,282
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	18,000	24,664

		145,946

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	60,000	65,585

Insurance-Life/Health — 0.1%
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	145,000	159,467
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	25,000	29,604

		189,071

Insurance-Multi-line — 0.2%
American Financial Group, Inc. Senior Notes 9.88% due 06/15/2019	200,000	260,506
Hartford Financial Services Group, Inc. Senior Notes 4.00% due 03/30/2015	285,000	286,511

		547,017

Security Description	Principal Amount	Value (Note 2)

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	$150,000	$163,832

Insurance-Property/Casualty — 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	12,085

Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	20,000	22,211

Investment Management/Advisor Services — 0.1%
Blackstone Holdings Finance Co., LLC Company Guar. Notes 5.00% due 06/15/2044*	225,000	252,104

Medical Instruments — 0.1%
Edwards Lifesciences Corp. Senior Notes 2.88% due 10/15/2018	29,000	29,924
Medtronic, Inc. Senior Notes* 3.15% due 03/15/2022	172,000	180,351
Medtronic, Inc. Company Guar. Notes* 4.38% due 03/15/2035	61,000	67,767
Medtronic, Inc. Senior Notes 4.63% due 03/15/2044	15,000	17,332

		295,374

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	101,699
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	44,860

		146,559

Medical Products — 0.2%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	50,000	51,319
CareFusion Corp. Senior Notes 3.88% due 05/15/2024	225,000	241,058
CareFusion Corp. Senior Notes 4.88% due 05/15/2044	230,000	258,449

		550,826

Medical-Biomedical/Gene — 0.4%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	621,000	799,537
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,846
Celgene Corp. Senior Notes 4.63% due 05/15/2044	110,000	122,378

146

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Gilead Sciences, Inc. Senior Notes 2.05% due 04/01/2019	$45,000	$45,973

		978,734

Medical-Drugs — 0.1%
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	209,827
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	5,291

		215,118

Medical-HMO — 0.1%
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	245,000	245,736

Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Senior Notes 3.40% due 05/15/2024	80,000	82,645
McKesson Corp. Senior Notes 2.28% due 03/15/2019	75,000	76,339

		158,984

Multimedia — 0.0%
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	55,000	58,753

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	55,000	58,347

Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 5.85% due 01/15/2044	60,000	55,264

Oil Companies-Exploration & Production — 0.1%
Devon Energy Corp. Senior Notes 2.25% due 12/15/2018	60,000	60,505
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	60,000	60,756
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	20,431

		141,692

Oil Companies-Integrated — 0.4%
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	15,223
ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	134,000	137,922

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Integrated (continued)
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	$144,000	$156,813
Marathon Oil Corp. Senior Notes 0.90% due 11/01/2015	540,000	538,459

		848,417

Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	85,000	85,807

Pipelines — 0.4%
Enable Midstream Partners LP Senior Notes 2.40% due 05/15/2019*	200,000	197,415
Enterprise Products Operating LLC Company Guar. Notes 2.55% due 10/15/2019	55,000	55,909
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	83,000	87,051
Sunoco Logistics Partner Company Guar. Notes 5.30% due 04/01/2044	65,000	68,970
Sunoco Logistics Partner Company Guar. Notes 5.50% due 02/15/2020	40,000	44,476
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	65,000	72,042
Williams Partners LP Senior Notes 3.80% due 02/15/2015	450,000	450,404
Williams Partners LP Senior Notes 5.40% due 03/04/2044	30,000	30,461

		1,006,728

Private Equity — 0.1%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	60,000	62,514
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	220,000	247,626

		310,140

Real Estate Investment Trusts — 0.4%
American Tower Corp. Senior Notes 4.63% due 04/01/2015	200,000	201,284
HCP, Inc. Senior Notes 3.88% due 08/15/2024	70,000	73,144
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	107,163
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	205,620

147

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Piedmont Operating Partnership LP Company Guar. Notes 4.45% due 03/15/2024	$115,000	$122,546
Realty Income Corp. Senior Notes 2.00% due 01/31/2018	200,000	202,158
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	5,000	6,338

		918,253

Real Estate Operations & Development — 0.1%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	125,000	127,265

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	95,000	96,178

Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 3.38% due 09/15/2024	54,000	56,318

Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	25,000	27,138
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	20,000	22,485

		49,623

Retail-Consumer Discretionary — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	20,014

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	38,931
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	25,000	26,890

		65,821

Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	42,087
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	46,261	55,361
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	94,000	97,564
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	69,000	75,205

		270,217

Security Description	Principal Amount	Value (Note 2)

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034*	$100,000	$101,836

Savings & Loans/Thrifts — 0.2%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	45,000	50,501
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	385,000	388,797

		439,298

Steel Pipe & Tube — 0.1%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	120,000	127,590

Steel-Producers — 0.0%
Glencore Funding LLC Company Guar. Notes 3.13% due 04/29/2019*	35,000	35,217

Telecom Equipment-Fiber Optics — 0.3%
JDS Uniphase Corp. Senior Notes 0.63% due 08/15/2033	676,000	694,167

Telecommunication Equipment — 0.1%
Juniper Networks, Inc. Senior Notes 4.50% due 03/15/2024	120,000	124,917

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 6.15% due 09/15/2034	25,000	31,064
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	47,625
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054*	16,000	17,632
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	35,000	40,131
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	45,000	58,205

		194,657

Television — 0.6%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	1,379,000	1,336,768

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 4.13% due 09/11/2015	70,000	71,536
Philip Morris International, Inc. Senior Notes 3.25% due 11/10/2024	79,000	82,641
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	16,134

148

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	$35,000	$41,510

		211,821

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	40,000	48,989
Union Pacific Corp. Senior Notes 3.25% due 01/15/2025	20,000	21,446
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	55,927
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	30,000	37,411

		163,773

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	29,226
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	54,004

		83,230

Total U.S. Corporate Bonds & Notes (cost $20,160,096)		20,788,840

FOREIGN CORPORATE BONDS & NOTES — 1.4%
Airlines — 0.1%
Virgin Australia Trust 2013-1A Pass Through Certs. 5.00% due 04/23/2025*	184,696	191,161

Banks-Commercial — 0.2%
Banco Inbursa SA Institucion de Banca Multiple Senior Notes 4.13% due 06/06/2024*	200,000	198,440
ING Bank NV Sub. Notes 5.13% due 05/01/2015*	350,000	353,636

		552,076

Banks-Money Center — 0.2%
Lloyds Bank PLC Bank Guar. Notes 2.30% due 11/27/2018	200,000	204,354
Mizuho Financial Group Cayman 3, Ltd. Company Guar. Notes 4.60% due 03/27/2024*	200,000	217,420

		421,774

Brewery — 0.0%
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/2015*	75,000	76,265

Security Description	Principal Amount	Value (Note 2)

Broadcast Services/Program — 0.1%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	$200,000	$212,056

Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	32,594

Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	76,612

Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025*	115,000	121,662
Seagate HDD Cayman Company Guar. Notes 5.75% due 12/01/2034*	112,000	121,949

		243,611

Diversified Banking Institutions — 0.2%
BNP Paribas SA Sub. Notes 4.25% due 10/15/2024	200,000	211,064
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	104,552

		315,616

Finance-Investment Banker/Broker — 0.1%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	200,000	228,945

Medical-Drugs — 0.1%
Jazz Investments I, Ltd. Company Guar. Notes 1.88% due 08/15/2021*	176,000	204,270

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044*	200,000	208,734
Perrigo Co. PLC 2.30% due 11/08/2018	65,000	65,813

		274,547

Oil Companies-Integrated — 0.0%
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	53,103

Telephone-Integrated — 0.2%
British Telecommunications PLC Senior Notes 1.25% due 02/14/2017	200,000	199,999
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	278,495

		478,494

Total Foreign Corporate Bonds & Notes (cost $3,211,839)		3,361,124

149

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 10.9%
United States Treasury Bonds — 1.1%
3.13% due 08/15/2044	$1,766,700	$2,096,577
4.50% due 02/15/2036	400,000	570,812

		2,667,389

United States Treasury Notes — 9.8%
0.50% due 06/15/2016	1,350,000	1,353,796
0.63% due 12/31/2016	6,500,000	6,521,580
0.63% due 04/30/2018	850,000	843,824
0.88% due 01/15/2018	2,730,000	2,738,531
1.25% due 01/31/2019	600,000	604,641
1.63% due 12/31/2019	4,114,100	4,200,883
2.25% due 11/15/2024	6,576,500	6,913,546

		23,176,801

Total U.S. Government Treasuries (cost $25,026,369)		25,844,190

FOREIGN CONVERTIBLE BONDS & NOTES — 0.3%
Transport-Services — 0.3%
UTi Worldwide, Inc. Senior Notes 4.50% due 03/01/2019* (cost $654,711)	610,000	659,562

Total Long-Term Investment Securities (cost $208,158,670)		211,078,360

SHORT-TERM INVESTMENT SECURITIES — 9.8%
Time Deposits — 9.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/02/2015 (cost $23,197,000)	23,197,000	23,197,000

Security Description	Principal Amount	Value (Note 2)

TOTAL INVESTMENTS (cost $231,355,670)(4)	98.7%	$234,275,360
Other assets less liabilities	1.3	3,133,124

NET ASSETS	100.0%	$237,408,484

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2015, the aggregate value of these securities was $6,635,133 representing 2.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2015. The aggregate value of these securities was $10,715,299 representing 4.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rate at January 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value as Trade Date	Value as of January 31, 2015	Unrealized Appreciation (Depreciation)
236	Short	E-mini S&P Index	March 2015	$23,586,672	$23,463,120	$123,552

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	CAD	1,145,851	USD	970,702	02/13/2015	$69,775	$—
	CHF	799,775	USD	793,719	02/13/2015	—	(75,092)
	EUR	1,654,512	USD	1,972,504	02/13/2015	103,982	—
	GBP	1,198,185	USD	1,817,367	02/13/2015	16,975	—
	ILS	2,882,582	USD	729,537	02/13/2015	—	(3,820)

						190,732	(78,912)

State Street Bank & Trust Company	CAD	1,145,670	USD	970,270	02/13/2015	69,485	—
	CHF	799,169	USD	793,216	02/13/2015	—	(74,937)
	EUR	1,654,500	USD	1,972,875	02/13/2015	104,367	—
	GBP	1,199,061	USD	1,819,077	02/13/2015	17,369	—
	ILS	2,882,999	USD	729,639	02/13/2015	—	(3,824)

						191,221	(78,761)

						—	—

Net Unrealized Appreciation/(Depreciation)						$381,953	$(157,673)

150

SunAmerica Series Trust VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Currency
GBP	— Pound Sterling
ILS	— Israeli Shekel
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Drugs	$6,050,904	$3,888,754	$—	$9,939,658
Oil Companies-Integrated	1,529,413	5,496,681	—	7,026,094
Telephone-Integrated	1,095,669	1,329,864	—	2,425,533
Other Industries	129,112,613	—	—	129,112,613
Convertible Preferred Securities:
Investment Management/Advisor Services	—	415,225	—	415,225
Other Industries	100,340	—	—	100,340
Preferred Securities	110,250	—	—	110,250
Preferred Securities/Capital Securities	—	585,753	—	585,753
Convertible Bonds & Notes	—	10,709,178	—	10,709,178
U.S. Corporate Bonds & Notes:
Airlines	—	60,000	60,450	120,450
Other Industries	—	20,668,390	—	20,668,390
Foreign Corporate Bonds & Notes	—	3,361,124	—	3,361,124
U.S. Government Treasuries	—	25,844,190	—	25,844,190
Foreign Convertible Bonds & Notes	—	659,562	—	659,562
Short-Term Investment Securities	—	23,197,000	—	23,197,000

Total Investments at Value	$137,999,189	$96,215,721	$60,450	$234,275,360

Other Financial Instruments:+
Open Futures Contracts	$123,552	$—	$—	$123,552
Open Forward Foreign Currency Contracts	—	381,953	—	381,953

Total Other Financial Instruments	$123,552	$381,953	$—	$505,505

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$157,673	$—	$157,673

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

151

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Electric-Integrated	32.2%
Time Deposits	9.5
Independent Power Producers	8.8
Pipelines	7.7
Cable/Satellite TV	7.4
Telephone-Integrated	6.2
Gas-Distribution	5.0
Cellular Telecom	3.7
Electric-Generation	3.6
Oil Companies-Exploration & Production	2.5
Telecom Services	2.1
Building-Heavy Construction	1.8
Real Estate Investment Trusts	1.3
Commercial Paper	1.2
Electric-Transmission	0.9
Electric-Distribution	0.9
Internet Connectivity Services	0.9
Gas-Transportation	0.8
Multimedia	0.5
Energy-Alternate Sources	0.5
Oil Refining & Marketing	0.4
Diversified Operations	0.4
Broadcast Services/Program	0.4
Investment Companies	0.3

99.0%

*	Calculated as a percentage of net assets

152

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PORTFOLIO OF INVESTMENTS —January 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 81.3%
Broadcast Services/Program — 0.4%
Astro Malaysia Holdings Bhd(1)	254,900	$204,809

Building-Heavy Construction — 1.8%
Cheung Kong Infrastructure Holdings, Ltd.(1)	34,000	279,273
SBA Communications Corp., Class A†	5,914	690,164

		969,437

Cable/Satellite TV — 7.4%
Charter Communications, Inc., Class A†	3,370	509,258
Comcast Corp., Special Class A	28,845	1,525,900
Liberty Global PLC, Class A†	3,967	185,338
Liberty Global PLC, Class C†	23,403	1,066,943
Numericable Group SA†(1)	291	15,172
Time Warner Cable, Inc.	5,668	771,585

		4,074,196

Cellular Telecom — 2.9%
Advanced Info Service PCL	2,600	19,462
Cellcom Israel, Ltd.	13,672	71,641
Drillisch AG†(1)	1,638	63,825
MegaFon OAO GDR(1)	9,465	129,812
Mobile Telesystems OJSC ADR	32,275	253,682
T-Mobile US, Inc.†	2,185	65,943
Tim Participacoes SA ADR	2,169	47,870
Turkcell Iletisim Hizmetleri AS†(1)	52,584	302,676
Vodafone Group PLC(1)	175,946	619,675

		1,574,586

Diversified Operations — 0.4%
Drax Group PLC(1)	37,901	205,191

Electric-Distribution — 0.9%
AGL Energy, Ltd.(1)	13,476	148,386
Aksa Enerji Uretim AS†(1)	58,376	79,272
Equatorial Energia SA	16,776	156,303
Infraestructura Energetica Nova SAB de CV	20,339	96,569

		480,530

Electric-Generation — 3.6%
AES Corp.	67,275	822,100
EDP Renovaveis SA(1)	157,082	1,049,803
Enel Green Power SpA(1)	47,506	93,724

		1,965,627

Electric-Integrated — 27.3%
ALLETE, Inc.	7,562	428,387
Ameren Corp.	7,225	327,148
American Electric Power Co., Inc.	15,063	946,107
Cia Paranaense de Energia ADR	6,354	73,706
CMS Energy Corp.	13,149	496,112
CPFL Energia SA	36,215	227,284
Dominion Resources, Inc.	2,116	162,699
DTE Energy Co.	3,464	310,582
Edison International	2,581	175,895
EDP - Energias de Portugal SA(1)	258,873	984,651
EDP - Energias do Brasil SA	104,212	336,337
Endesa SA(1)	1,473	29,347
Enel SpA†(1)	113,012	510,941
Exelon Corp.	39,914	1,438,501
GDF Suez(1)	25,454	566,218
Iberdrola SA(1)	37,700	260,117
Light SA	19,601	103,438

Security Description	Shares	Value (Note 2)

Electric-Integrated (continued)
NextEra Energy, Inc.	18,493	$2,020,175
Northeast Utilities	2,546	141,507
NorthWestern Corp.	4,648	268,469
OGE Energy Corp.	29,695	1,044,670
PG&E Corp.	6,949	408,671
Pinnacle West Capital Corp.	3,458	242,683
PPL Corp.	56,937	2,021,264
Public Service Enterprise Group, Inc.	30,230	1,290,216
SSE PLC(1)	7,946	192,409

		15,007,534

Electric-Transmission — 0.9%
Red Electrica Corp. SA(1)	5,718	486,661

Energy-Alternate Sources — 0.5%
China Longyuan Power Group Corp.(1)	171,000	182,853
Infinis Energy PLC(1)	31,544	92,164

		275,017

Gas-Distribution — 5.0%
CenterPoint Energy, Inc.	2,388	55,139
China Resources Gas Group, Ltd.(1)	154,000	372,920
Enagas SA(1)	17,211	545,947
Gas Natural SDG SA(1)	10,417	243,806
NiSource, Inc.	4,130	178,664
Sempra Energy	12,018	1,345,055

		2,741,531

Gas-Transportation — 0.8%
Snam SpA(1)	93,477	456,378

Independent Power Producers — 7.7%
Abengoa Yield PLC	17,563	578,174
Calpine Corp.†	51,512	1,075,570
Dynegy, Inc.†	36,728	1,003,409
NRG Energy, Inc.	57,024	1,406,212
NRG Yield, Inc., Class A	3,841	203,112

		4,266,477

Internet Connectivity Services — 0.9%
Com Hem Holding AB†(1)	62,021	479,382

Investment Companies — 0.3%
Rocket Internet AG†*(1)	3,522	184,339

Multimedia — 0.5%
Quebecor, Inc., Class B	12,240	306,795

Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp.	5,212	426,081
Energen Corp.	5,756	365,046
EQT Corp.	5,603	417,087
Noble Energy, Inc.	4,009	191,390

		1,399,604

Oil Refining & Marketing — 0.4%
Cheniere Energy, Inc.†	3,438	245,404

Pipelines — 7.7%
APA Group(1)	26,015	164,762
Enbridge, Inc.	14,174	686,558
Kinder Morgan, Inc.	32,216	1,322,467
ONEOK, Inc.	8,551	376,501
SemGroup Corp., Class A	4,572	307,833
Williams Cos., Inc.	31,513	1,382,160

		4,240,281

153

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS —January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts — 1.3%
American Tower Corp.	6,661	$645,784
InfraREIT, Inc.†	2,160	57,456

		703,240

Telecom Services — 2.1%
Altice SA†(1)	7,787	651,499
PT XL Axiata Tbk(1)	649,000	245,066
TELUS Corp.	6,548	224,622
Vivendi SA(1)	1,124	26,689

		1,147,876

Telephone-Integrated — 6.0%
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	237,560	380,062
BT Group PLC(1)	40,397	253,922
Hellenic Telecommunications Organization SA†(1)	38,204	314,396
KDDI Corp.(1)	5,300	373,929
Oi SA†	14,488	29,157
Orange SA(1)	994	17,509
Philippine Long Distance Telephone Co.(1)	1,255	84,440
TDC A/S(1)	94,177	697,879
Telecom Italia SpA†(1)	26,228	30,445
Telecom Italia SpA RSP(1)	673,842	637,293
Verizon Communications, Inc.	10,527	481,189

		3,300,221

Total Common Stocks (cost $39,827,758)		44,715,116

CONVERTIBLE PREFERRED SECURITIES — 5.3%
Cellular Telecom — 0.8%
T-Mobile US, Inc. Series A 5.50%	7,785	443,978

Electric-Integrated — 4.5%
Dominion Resources, Inc. Series B 6.00%	6,580	398,616
Dominion Resources, Inc. Series A 6.13%	5,570	335,592
Dominion Resources, Inc. 6.38%	6,648	343,835
Exelon Corp. 6.50%	14,724	770,949
NextEra Energy, Inc. 5.80%	2,428	141,310
NextEra Energy, Inc. 5.89%	7,195	494,944

		2,485,246

Total Convertible Preferred Securities (cost $2,587,406)		2,929,224

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED SECURITIES — 1.7%
Electric-Integrated — 0.4%
Cia Paranaense de Energia, Class B†	17,900	$208,136

Independent Power Producers — 1.1%
Dynegy, Inc. Series A	5,997	620,689

Telephone-Integrated — 0.2%
Oi SA†	44,886	83,474

Total Preferred Securities (cost $1,230,961)		912,299

Total Long-Term Investment Securities (cost $43,646,125)		48,556,639

SHORT-TERM INVESTMENT SECURITIES — 10.7%
Commercial Paper — 1.2%
HSBC Americas, Inc. 0.05% due 02/02/2015	$644,000	643,999

Time Deposits — 9.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/02/2015	5,243,000	5,243,000

Total Short-Term Investment Securities (cost $5,886,999)		5,886,999

TOTAL INVESTMENTS (cost $49,533,124)(2)	99.0%	54,443,638
Other assets less liabilities	1.0	540,268

NET ASSETS	100.0%	$54,983,906

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2015, the aggregate value of these securities was $184,339 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2015. The aggregate value of these securities was $12,657,642 representing 23.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

RSP — Risparmio Shares – Savings in the Italian Stock Exchange

154

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS —January 31, 2015 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	19,435	USD	23,180	04/10/2015	$1,221	$—
	GBP	22,479	USD	34,202	04/10/2015	437	—

						1,658	—

Citibank N.A.	EUR	257,245	USD	307,061	04/10/2015	16,399	—

Credit Suisse International	EUR	58,051	USD	68,176	04/10/2015	2,584	—
	GBP	312,949	USD	476,649	04/10/2015	6,592	—
	USD	98,516	GBP	64,981	04/10/2015	—	(913)

						9,176	(913)

Deutsche Bank AG	EUR	939,828	USD	1,174,935	03/18/2015	113,235	—
	EUR	123,602	USD	147,600	04/10/2015	7,941	—

						121,176	—

Goldman Sachs International	EUR	2,483,605	USD	2,961,392	04/10/2015	155,151	—
	GBP	12,369	USD	18,683	04/10/2015	105	—

						155,256	—

JPMorgan Chase Bank N.A	EUR	149,157	USD	178,076	04/10/2015	9,542	—

Merrill Lynch International	EUR	124,387	USD	148,378	04/10/2015	7,832	—
	GBP	312,949	USD	476,646	04/10/2015	6,589	—

						14,421	—

Morgan Stanley Capital Services, Inc.	EUR	55,501	USD	66,215	04/10/2015	3,504	—

UBS AG	EUR	5,086	USD	6,064	04/10/2015	318	—

Net Unrealized Appreciation (Depreciation)						$331,450	$(913)

EUR — Euro Dollar

GBP — British Pound

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Building-Heavy Construction	$690,164	$279,273	$—	$969,437
Cable/Satellite TV	4,059,024	15,172	—	4,074,196
Cellular Telecom	458,598	1,115,988	—	1,574,586
Electric-Distribution	252,872	227,658	—	480,530
Electric-Generation	822,100	1,143,527	—	1,965,627
Electric-Integrated	12,463,851	2,543,683	—	15,007,534
Gas-Distribution	1,578,858	1,162,673	—	2,741,531
Independent Power Producers	4,266,477	—	—	4,266,477
Multimedia	306,795	—	—	306,795
Oil Companies-Exploration & Production	1,399,604	—	—	1,399,604
Oil Refining & Marketing	245,404	—	—	245,404
Pipelines	4,075,519	164,762	—	4,240,281
Real Estate Investment Trusts	703,240	—	—	703,240
Telecom Services	224,622	923,254	—	1,147,876
Telephone-Integrated	510,346	2,789,875	—	3,300,221
Other Industries	—	2,291,777	—	2,291,777
Convertible Preferred Securities	2,929,224	—	—	2,929,224
Preferred Securities	912,299	—	—	912,299
Short-Term Investment Securities:	—	5,886,999	—	5,886,999

Total Investments at Value	$35,898,997	$18,544,641	$—	$54,443,638

Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$331,450	$—	$331,450

155

SunAmerica Series Trust Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS —January 31, 2015 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$913	$—	$913

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap, and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $651,499 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

156

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Exchange-Traded Funds	6.7%
Medical-Drugs	5.7
Computers	3.9
Oil Companies-Integrated	3.3
Diversified Banking Institutions	3.2
Medical-Biomedical/Gene	2.9
Electric-Integrated	2.7
Diversified Manufacturing Operations	2.7
Banks-Super Regional	2.4
Real Estate Investment Trusts	2.4
Applications Software	2.1
Oil Companies-Exploration & Production	2.1
Telephone-Integrated	2.0
Beverages-Non-alcoholic	1.8
Web Portals/ISP	1.8
Electronic Components-Semiconductors	1.7
Repurchase Agreement	1.6
Cosmetics & Toiletries	1.6
Multimedia	1.5
Retail-Discount	1.5
Tobacco	1.4
Aerospace/Defense	1.4
Insurance-Reinsurance	1.4
Insurance-Multi-line	1.2
Computer Services	1.2
Cable/Satellite TV	1.1
Medical-HMO	1.1
Finance-Credit Card	1.1
Retail-Restaurants	1.1
Retail-Building Products	1.0
Commercial Services-Finance	1.0
E-Commerce/Products	1.0
Chemicals-Diversified	1.0
Transport-Rail	0.9
Food-Misc./Diversified	0.9
Retail-Drug Store	0.9
Medical Instruments	0.9
Oil-Field Services	0.9
Internet Content-Entertainment	0.8
Enterprise Software/Service	0.7
Medical Products	0.7
Investment Management/Advisor Services	0.7
Transport-Services	0.7
Networking Products	0.7
Semiconductor Components-Integrated Circuits	0.7
Pipelines	0.7
Computers-Memory Devices	0.6
Medical-Generic Drugs	0.6
Insurance-Life/Health	0.5
Auto-Cars/Light Trucks	0.5
Aerospace/Defense-Equipment	0.5
Medical-Wholesale Drug Distribution	0.5
E-Commerce/Services	0.5
Agricultural Chemicals	0.5
Banks-Fiduciary	0.4
Instruments-Controls	0.4
Retail-Apparel/Shoe	0.4
Insurance-Property/Casualty	0.4
Airlines	0.4
Industrial Gases	0.4
Instruments-Scientific	0.3

Athletic Footwear	0.3%
Oil Refining & Marketing	0.3
Electronic Components-Misc.	0.3
Auto/Truck Parts & Equipment-Original	0.3
Chemicals-Specialty	0.3
Apparel Manufacturers	0.3
Pharmacy Services	0.3
Banks-Commercial	0.3
Retail-Major Department Stores	0.3
Gas-Distribution	0.3
Finance-Other Services	0.3
Insurance Brokers	0.3
Data Processing/Management	0.3
Consumer Products-Misc.	0.3
Food-Retail	0.3
Machinery-Construction & Mining	0.3
Electric Products-Misc.	0.3
Semiconductor Equipment	0.3
Distribution/Wholesale	0.2
Advertising Agencies	0.2
Oil Field Machinery & Equipment	0.2
Hotels/Motels	0.2
Retail-Auto Parts	0.2
Finance-Investment Banker/Broker	0.2
Medical-Hospitals	0.2
Retail-Regional Department Stores	0.2
Electronic Forms	0.2
Beverages-Wine/Spirits	0.2
Cruise Lines	0.2
Non-Hazardous Waste Disposal	0.2
Paper & Related Products	0.2
Machinery-Farming	0.2
Agricultural Operations	0.2
Metal Processors & Fabrication	0.1
Oil & Gas Drilling	0.1
Television	0.1
Food-Confectionery	0.1
Engines-Internal Combustion	0.1
Internet Security	0.1
Building-Residential/Commercial	0.1
Food-Wholesale/Distribution	0.1
Coatings/Paint	0.1
Tools-Hand Held	0.1
Electronic Security Devices	0.1
Auto-Heavy Duty Trucks	0.1
Medical Information Systems	0.1
Medical Labs & Testing Services	0.1
Vitamins & Nutrition Products	0.1
Broadcast Services/Program	0.1
Office Automation & Equipment	0.1
Metal-Aluminum	0.1
Food-Meat Products	0.1
Retail-Automobile	0.1
Metal-Copper	0.1
Entertainment Software	0.1
Electronic Measurement Instruments	0.1
Electronic Connectors	0.1
Telecommunication Equipment	0.1
Building Products-Cement	0.1
Appliances	0.1
Machinery-General Industrial	0.1
Toys	0.1

157

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited) — (continued)

Industry Allocation* (continued)

Industrial Automated/Robotic	0.1%
Coffee	0.1
Publishing-Newspapers	0.1
Publishing-Periodicals	0.1
Steel-Producers	0.1
Retail-Bedding	0.1
Telecom Services	0.1
Machinery-Pumps	0.1
Engineering/R&D Services	0.1
Motorcycle/Motor Scooter	0.1
Commercial Services	0.1
Wireless Equipment	0.1
Dialysis Centers	0.1
Disposable Medical Products	0.1
Containers-Metal/Glass	0.1
Gold Mining	0.1
Computer Aided Design	0.1
Brewery	0.1
Casino Hotels	0.1
Dental Supplies & Equipment	0.1
Retail-Gardening Products	0.1
Hazardous Waste Disposal	0.1
Retail-Office Supplies	0.1
Electronics-Military	0.1
Computer Software	0.1
Filtration/Separation Products	0.1
Textile-Home Furnishings	0.1
Retail-Consumer Electronics	0.1
Home Decoration Products	0.1
Retail-Jewelry	0.1

100.0%

*	Calculated as a percentage of net assets

158

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 91.7%
Advertising Agencies — 0.2%
Alliance Data Systems Corp.†	3,886	$1,122,393
Interpublic Group of Cos., Inc.	25,617	510,803
Omnicom Group, Inc.	15,268	1,111,511

		2,744,707

Aerospace/Defense — 1.4%
Boeing Co.	40,307	5,859,429
General Dynamics Corp.	19,307	2,571,886
Lockheed Martin Corp.	16,400	3,089,268
Northrop Grumman Corp.	12,280	1,927,346
Raytheon Co.	18,888	1,889,744
Rockwell Collins, Inc.	8,212	703,111

		16,040,784

Aerospace/Defense-Equipment — 0.5%
United Technologies Corp.	51,720	5,936,422

Agricultural Chemicals — 0.5%
CF Industries Holdings, Inc.	3,018	921,637
Monsanto Co.	29,427	3,471,797
Mosaic Co.	19,359	942,590

		5,336,024

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	39,241	1,829,808

Airlines — 0.4%
Delta Air Lines, Inc.	51,247	2,424,496
Southwest Airlines Co.	41,650	1,881,747

		4,306,243

Apparel Manufacturers — 0.3%
Michael Kors Holdings, Ltd.†	12,477	883,247
Ralph Lauren Corp.	3,688	615,490
Under Armour, Inc., Class A†	10,112	728,873
VF Corp.	20,965	1,454,342

		3,681,952

Appliances — 0.1%
Whirlpool Corp.	4,740	943,639

Applications Software — 2.1%
Citrix Systems, Inc.†	9,997	592,422
Intuit, Inc.	17,258	1,498,340
Microsoft Corp.	500,923	20,237,289
Red Hat, Inc.†	11,494	733,202
salesforce.com, Inc.†	35,675	2,013,854

		25,075,107

Athletic Footwear — 0.3%
NIKE, Inc., Class B	42,755	3,944,149

Audio/Video Products — 0.0%
Harman International Industries, Inc.	4,139	536,539

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	229,663	3,378,343
General Motors Co.	81,943	2,672,980

		6,051,323

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	21,566	1,296,332

Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.	13,885	749,929
Delphi Automotive PLC	18,215	1,251,917

Security Description	Shares	Value (Note 2)

Auto/Truck Parts & Equipment-Original (continued)
Johnson Controls, Inc.	40,487	$1,881,431

		3,883,277

Banks-Commercial — 0.3%
BB&T Corp.	43,744	1,543,726
M&T Bank Corp.	8,021	907,656
Regions Financial Corp.	83,803	729,086
Zions Bancorporation	12,327	295,355

		3,475,823

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp.	68,791	2,476,476
Northern Trust Corp.	13,461	880,080
State Street Corp.	25,746	1,841,097

		5,197,653

Banks-Super Regional — 2.4%
Capital One Financial Corp.	34,123	2,498,145
Comerica, Inc.	10,992	456,168
Fifth Third Bancorp	50,714	877,352
Huntington Bancshares, Inc.	49,666	497,653
KeyCorp	53,303	692,406
PNC Financial Services Group, Inc.	31,990	2,704,435
SunTrust Banks, Inc.	32,276	1,240,044
US Bancorp	108,781	4,559,012
Wells Fargo & Co.	286,984	14,900,209

		28,425,424

Beverages-Non-alcoholic — 1.8%
Coca-Cola Co.	239,968	9,879,483
Coca-Cola Enterprises, Inc.	13,732	578,117
Dr Pepper Snapple Group, Inc.	11,861	916,499
Monster Beverage Corp.†	8,740	1,022,143
PepsiCo, Inc.	90,982	8,532,292

		20,928,534

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	9,604	853,507
Constellation Brands, Inc., Class A†	10,186	1,125,044

		1,978,551

Brewery — 0.1%
Molson Coors Brewing Co., Class B	9,676	734,699

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	8,993	260,662
Discovery Communications, Inc., Class C†	16,611	463,115
Scripps Networks Interactive, Inc., Class A	6,303	448,080

		1,171,857

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	3,742	403,163
Vulcan Materials Co.	7,957	561,048

		964,211

Building Products-Wood — 0.0%
Masco Corp.	21,669	538,258

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	20,163	494,397
Lennar Corp., Class A	10,812	485,567
PulteGroup, Inc.	20,567	423,474

		1,403,438

159

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cable/Satellite TV — 1.1%
Cablevision Systems Corp., Class A	13,186	$249,479
Comcast Corp., Class A	156,619	8,323,517
DIRECTV†	30,530	2,603,598
Time Warner Cable, Inc.	16,936	2,305,498

		13,482,092

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	4,928	729,098

Chemicals-Diversified — 1.0%
Dow Chemical Co.	67,349	3,041,481
E.I. du Pont de Nemours & Co.	55,075	3,921,891
FMC Corp.	8,094	465,405
LyondellBasell Industries NV, Class A	25,263	1,998,051
PPG Industries, Inc.	8,378	1,867,288

		11,294,116

Chemicals-Specialty — 0.3%
Eastman Chemical Co.	9,066	642,689
Ecolab, Inc.	16,393	1,701,102
International Flavors & Fragrances, Inc.	4,932	523,334
Sigma-Aldrich Corp.	7,232	994,545

		3,861,670

Coal — 0.0%
CONSOL Energy, Inc.	13,991	405,039

Coatings/Paint — 0.1%
Sherwin-Williams Co.	5,052	1,370,456

Coffee — 0.1%
Keurig Green Mountain, Inc.	7,405	907,557

Commercial Services — 0.1%
Cintas Corp.	5,872	462,126
Quanta Services, Inc.†	13,179	348,980

		811,106

Commercial Services-Finance — 1.0%
Automatic Data Processing, Inc.	29,235	2,412,765
Equifax, Inc.	7,402	625,173
H&R Block, Inc.	16,722	573,230
MasterCard, Inc., Class A	59,835	4,908,265
McGraw Hill Financial, Inc.	16,468	1,472,898
Moody’s Corp.	11,297	1,031,755
Total System Services, Inc.	10,044	355,256
Western Union Co.	32,205	547,485

		11,926,827

Computer Aided Design — 0.1%
Autodesk, Inc.†	13,813	745,971

Computer Services — 1.2%
Accenture PLC, Class A	38,374	3,224,567
Cognizant Technology Solutions Corp., Class A†	36,957	2,000,482
Computer Sciences Corp.	8,817	535,016
International Business Machines Corp.	55,952	8,578,001

		14,338,066

Computer Software — 0.1%
Akamai Technologies, Inc.†	10,830	629,819

Security Description	Shares	Value (Note 2)

Computers — 3.9%
Apple, Inc.	356,537	$41,771,875
Hewlett-Packard Co.	113,455	4,099,129

		45,871,004

Computers-Integrated Systems — 0.0%
Teradata Corp.†	9,422	419,844

Computers-Memory Devices — 0.6%
EMC Corp.	123,326	3,197,843
NetApp, Inc.	19,407	733,585
SanDisk Corp.	13,631	1,034,729
Seagate Technology PLC†	19,867	1,121,293
Western Digital Corp.	13,372	1,300,160

		7,387,610

Consumer Products-Misc. — 0.3%
Clorox Co.	7,832	835,752
Kimberly-Clark Corp.	22,731	2,454,039

		3,289,791

Containers-Metal/Glass — 0.1%
Ball Corp.	8,415	532,922
Owens-Illinois, Inc.†	10,020	233,967

		766,889

Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	12,888	521,964

Cosmetics & Toiletries — 1.6%
Avon Products, Inc.	26,421	204,498
Colgate-Palmolive Co.	52,190	3,523,869
Estee Lauder Cos., Inc., Class A	13,676	965,389
Procter & Gamble Co.	164,604	13,874,471

		18,568,227

Cruise Lines — 0.2%
Carnival Corp.	27,380	1,203,625
Royal Caribbean Cruises, Ltd.†	10,136	765,775

		1,969,400

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	2,210	254,393
Fidelity National Information Services, Inc.	17,350	1,083,161
Fiserv, Inc.†	15,150	1,098,829
Paychex, Inc.	19,866	899,135

		3,335,518

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	8,619	431,166
Patterson Cos., Inc.	5,259	263,423

		694,589

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	10,444	783,927

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	4,536	775,792

Distribution/Wholesale — 0.2%
Fastenal Co.	16,597	736,907
Fossil Group, Inc.†	2,829	276,676
Genuine Parts Co.	9,305	864,807
WW Grainger, Inc.	3,700	872,608

		2,750,998

160

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Banking Institutions — 3.2%
Bank of America Corp.	639,288	$9,685,213
Citigroup, Inc.	184,310	8,653,354
Goldman Sachs Group, Inc.	24,624	4,245,424
JPMorgan Chase & Co.	227,253	12,358,018
Morgan Stanley	93,097	3,147,610

		38,089,619

Diversified Manufacturing Operations — 2.7%
3M Co.	38,957	6,322,721
Danaher Corp.	37,058	3,052,838
Dover Corp.	10,124	709,085
Eaton Corp. PLC	28,930	1,825,194
General Electric Co.	609,989	14,572,637
Illinois Tool Works, Inc.	22,176	2,064,364
Ingersoll-Rand PLC†	16,262	1,079,797
Parker-Hannifin Corp.	9,044	1,053,264
Pentair PLC†	11,705	723,486
Textron, Inc.	16,972	722,328

		32,125,714

Diversified Operations — 0.0%
Leucadia National Corp.	19,267	436,783

E-Commerce/Products — 1.0%
Amazon.com, Inc.†	23,031	8,165,180
eBay, Inc.†	68,665	3,639,245

		11,804,425

E-Commerce/Services — 0.5%
Expedia, Inc.	6,030	518,158
Netflix, Inc.†	3,653	1,613,895
Priceline Group, Inc.†	3,186	3,216,203
TripAdvisor, Inc.†	6,769	453,591

		5,801,847

Electric Products-Misc. — 0.3%
AMETEK, Inc.	14,941	715,674
Emerson Electric Co.	42,427	2,415,793

		3,131,467

Electric-Generation — 0.0%
AES Corp.	40,451	494,311

Electric-Integrated — 2.7%
Ameren Corp.	14,750	667,880
American Electric Power Co., Inc.	29,706	1,865,834
CMS Energy Corp.	16,716	630,695
Consolidated Edison, Inc.	17,805	1,233,530
Dominion Resources, Inc.	35,421	2,723,521
DTE Energy Co.	10,759	964,652
Duke Energy Corp.	42,996	3,746,671
Edison International	19,807	1,349,847
Entergy Corp.	10,918	955,434
Exelon Corp.	52,231	1,882,405
FirstEnergy Corp.	25,553	1,030,553
Integrys Energy Group, Inc.	4,860	394,146
NextEra Energy, Inc.	26,527	2,897,809
Northeast Utilities†	19,209	1,067,636
Pepco Holdings, Inc.	15,260	418,887
PG&E Corp.	28,657	1,685,318
Pinnacle West Capital Corp.	6,711	470,978
PPL Corp.	40,389	1,433,810
Public Service Enterprise Group, Inc.	30,756	1,312,666
SCANA Corp.	8,635	550,654

Security Description	Shares	Value (Note 2)

Electric-Integrated (continued)
Southern Co.	54,451	$2,761,755
TECO Energy, Inc.	14,182	302,502
Wisconsin Energy Corp.	13,709	764,551
Xcel Energy, Inc.	30,722	1,152,997

		32,264,731

Electronic Components-Misc. — 0.3%
Corning, Inc.	78,483	1,865,541
Garmin, Ltd.†	7,376	386,207
TE Connectivity, Ltd.†	24,880	1,651,783

		3,903,531

Electronic Components-Semiconductors — 1.7%
Altera Corp.	18,782	618,397
Avago Technologies, Ltd.	15,302	1,574,270
Broadcom Corp., Class A	32,693	1,387,327
First Solar, Inc.†	4,568	193,318
Intel Corp.	293,931	9,711,480
Microchip Technology, Inc.	12,182	549,408
Micron Technology, Inc.†	65,097	1,905,064
NVIDIA Corp.	31,297	601,059
Texas Instruments, Inc.	64,215	3,432,292
Xilinx, Inc.	16,321	629,583

		20,602,198

Electronic Connectors — 0.1%
Amphenol Corp., Class A	19,067	1,024,089

Electronic Forms — 0.2%
Adobe Systems, Inc.†	28,725	2,014,484

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	20,274	765,749
FLIR Systems, Inc.	8,616	260,203

		1,025,952

Electronic Security Devices — 0.1%
Allegion PLC	5,840	315,418
Tyco International PLC	25,439	1,038,166

		1,353,584

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	5,241	645,272

Engineering/R&D Services — 0.1%
Fluor Corp.	9,575	513,124
Jacobs Engineering Group, Inc.†	8,088	308,153

		821,277

Engines-Internal Combustion — 0.1%
Cummins, Inc.	10,396	1,449,826

Enterprise Software/Service — 0.7%
CA, Inc.	19,480	590,244
Oracle Corp.	196,654	8,237,836

		8,828,080

Entertainment Software — 0.1%
Electronic Arts, Inc.†	19,004	1,042,559

Filtration/Separation Products — 0.1%
Pall Corp.	6,492	628,166

Finance-Consumer Loans — 0.0%
Navient Corp.	25,498	503,331

Finance-Credit Card — 1.1%
American Express Co.	54,094	4,364,845

161

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance-Credit Card (continued)
Discover Financial Services	27,568	$1,499,148
Visa, Inc., Class A	29,692	7,568,787

		13,432,780

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	69,726	1,811,481
E*TRADE Financial Corp.†	17,550	404,528

		2,216,009

Finance-Other Services — 0.3%
CME Group, Inc.	19,201	1,637,845
Intercontinental Exchange, Inc.	6,895	1,418,509
NASDAQ OMX Group, Inc.	7,180	327,408

		3,383,762

Food-Confectionery — 0.1%
Hershey Co.	9,070	927,045
J.M. Smucker Co.	6,189	638,395

		1,565,440

Food-Meat Products — 0.1%
Hormel Foods Corp.	8,168	418,365
Tyson Foods, Inc., Class A	17,805	695,107

		1,113,472

Food-Misc./Diversified — 0.9%
Campbell Soup Co.	10,877	497,514
ConAgra Foods, Inc.	25,685	910,020
General Mills, Inc.	37,234	1,954,040
Kellogg Co.	15,543	1,019,310
Kraft Foods Group, Inc.	36,108	2,359,297
McCormick & Co., Inc.	7,890	563,267
Mondelez International, Inc., Class A	102,488	3,611,677

		10,915,125

Food-Retail — 0.3%
Kroger Co.	29,722	2,052,304
Whole Foods Market, Inc.	21,960	1,144,006

		3,196,310

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	35,669	1,397,155

Gas-Distribution — 0.3%
AGL Resources, Inc.	7,262	409,432
CenterPoint Energy, Inc.	26,127	603,272
NiSource, Inc.	19,169	829,251
Sempra Energy	14,050	1,572,476

		3,414,431

Gold Mining — 0.1%
Newmont Mining Corp.	30,320	762,548

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	5,155	676,800

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	16,645	613,701

Home Furnishings — 0.0%
Leggett & Platt, Inc.	8,344	355,705

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	13,247	986,902

Security Description	Shares	Value (Note 2)

Hotels/Motels (continued)
Starwood Hotels & Resorts Worldwide, Inc.	10,855	$781,234
Wyndham Worldwide Corp.	7,609	637,558

		2,405,694

Human Resources — 0.0%
Robert Half International, Inc.	8,357	485,207

Independent Power Producers — 0.0%
NRG Energy, Inc.	20,529	506,245

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	8,380	912,750

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	11,655	1,697,085
Airgas, Inc.	4,078	459,346
Praxair, Inc.	17,753	2,140,834

		4,297,265

Instruments-Controls — 0.4%
Honeywell International, Inc.	47,572	4,650,639

Instruments-Scientific — 0.3%
PerkinElmer, Inc.	6,863	313,708
Thermo Fisher Scientific, Inc.	24,252	3,036,593
Waters Corp.†	5,104	607,631

		3,957,932

Insurance Brokers — 0.3%
Aon PLC†	17,657	1,590,013
Marsh & McLennan Cos., Inc.	33,089	1,779,195

		3,369,208

Insurance-Life/Health — 0.5%
Aflac, Inc.	27,541	1,572,040
Lincoln National Corp.	15,871	793,233
Principal Financial Group, Inc.	16,617	779,836
Prudential Financial, Inc.	27,964	2,121,908
Torchmark Corp.	7,938	397,456
Unum Group	15,489	481,088

		6,145,561

Insurance-Multi-line — 1.2%
ACE, Ltd.†	20,407	2,203,140
Allstate Corp.	25,498	1,779,505
American International Group, Inc.(1)	85,104	4,159,032
Assurant, Inc.	4,338	275,506
Cincinnati Financial Corp.	8,952	452,166
Genworth Financial, Inc., Class A†	30,188	210,712
Hartford Financial Services Group, Inc.	26,231	1,020,386
Loews Corp.	18,533	709,073
MetLife, Inc.	69,063	3,211,429
XL Group PLC†	16,140	556,669

		14,577,618

Insurance-Property/Casualty — 0.4%
Chubb Corp.	14,619	1,431,200
Progressive Corp.	32,720	849,084
Travelers Cos., Inc.	20,146	2,071,412

		4,351,696

Insurance-Reinsurance — 1.4%
Berkshire Hathaway, Inc., Class B†	110,826	15,948,970

Internet Content-Entertainment — 0.8%
Facebook, Inc., Class A†	127,110	9,648,920

162

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	4,502	$502,513

Internet Security — 0.1%
Symantec Corp.	41,975	1,039,721
VeriSign, Inc.†	6,839	372,588

		1,412,309

Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.†	3,376	693,836
Ameriprise Financial, Inc.	11,379	1,421,692
BlackRock, Inc.	7,744	2,636,909
Franklin Resources, Inc.	23,947	1,233,989
Invesco, Ltd.†	26,303	966,109
Legg Mason, Inc.	6,195	343,451
T. Rowe Price Group, Inc.	15,991	1,258,812

		8,554,798

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	36,804	2,943,216
Joy Global, Inc.	5,967	250,256

		3,193,472

Machinery-Farming — 0.2%
Deere & Co.	21,789	1,856,205

Machinery-General Industrial — 0.1%
Roper Industries, Inc.	6,081	938,542

Machinery-Pumps — 0.1%
Flowserve Corp.	8,316	453,139
Xylem, Inc.	11,105	378,680

		831,819

Medical Information Systems — 0.1%
Cerner Corp.†	18,452	1,224,290

Medical Instruments — 0.9%
Boston Scientific Corp.†	80,593	1,193,582
Edwards Lifesciences Corp.†	6,444	807,756
Intuitive Surgical, Inc.†	2,185	1,080,439
Medtronic PLC	85,800	6,126,120
St Jude Medical, Inc.	17,306	1,139,946

		10,347,843

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	5,160	592,265
Quest Diagnostics, Inc.	8,779	623,923

		1,216,188

Medical Products — 0.7%
Baxter International, Inc.	32,929	2,315,238
Becton Dickinson and Co.	11,662	1,610,289
CareFusion Corp.†	12,331	731,228
Hospira, Inc.†	10,257	650,601
Stryker Corp.	18,181	1,655,380
Varian Medical Systems, Inc.†	6,273	580,629
Zimmer Holdings, Inc.	10,268	1,151,043

		8,694,408

Medical-Biomedical/Gene — 2.9%
Alexion Pharmaceuticals, Inc.†	12,025	2,203,461
Amgen, Inc.	46,177	7,030,910
Biogen Idec, Inc.†	14,355	5,586,392
Celgene Corp.†	48,603	5,791,533
Gilead Sciences, Inc.†	91,897	9,633,563

Security Description	Shares	Value (Note 2)

Medical-Biomedical/Gene (continued)
Regeneron Pharmaceuticals, Inc.†	4,484	$1,868,303
Vertex Pharmaceuticals, Inc.†	14,472	1,593,946

		33,708,108

Medical-Drugs — 5.7%
Abbott Laboratories	91,413	4,091,646
AbbVie, Inc.	96,763	5,839,647
Allergan, Inc.	18,065	3,960,932
Bristol-Myers Squibb Co.	100,788	6,074,493
Eli Lilly & Co.	59,773	4,303,656
Endo International PLC†	10,115	805,255
Johnson & Johnson	170,164	17,040,223
Mallinckrodt PLC†	6,885	729,741
Merck & Co., Inc.	173,311	10,447,187
Pfizer, Inc.	383,031	11,969,719
Zoetis, Inc.	30,468	1,301,897

		66,564,396

Medical-Generic Drugs — 0.6%
Actavis PLC†	16,064	4,281,699
Mylan, Inc.†	22,739	1,208,578
Perrigo Co. PLC	8,557	1,298,439

		6,788,716

Medical-HMO — 1.1%
Aetna, Inc.	21,556	1,979,272
Anthem, Inc.	16,410	2,214,694
Cigna Corp.	16,037	1,713,233
Humana, Inc.	9,376	1,373,021
UnitedHealth Group, Inc.	58,348	6,199,475

		13,479,695

Medical-Hospitals — 0.2%
HCA Holdings, Inc.†	18,474	1,307,959
Tenet Healthcare Corp.†	5,951	251,608
Universal Health Services, Inc., Class B	5,545	568,529

		2,128,096

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	12,957	1,231,563
Cardinal Health, Inc.	20,465	1,702,483
McKesson Corp.	14,078	2,993,687

		5,927,733

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	8,721	1,745,072

Metal-Aluminum — 0.1%
Alcoa, Inc.	71,512	1,119,163

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	63,166	1,061,820

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	13,219	815,612

Multimedia — 1.5%
Time Warner, Inc.	50,973	3,972,326
Twenty-First Century Fox, Inc., Class A	112,725	3,737,961
Viacom, Inc., Class B	22,458	1,446,744
Walt Disney Co.	94,839	8,626,556

		17,783,587

Networking Products — 0.7%
Cisco Systems, Inc.	309,994	8,172,992

163

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	15,352	$609,168
Waste Management, Inc.	26,368	1,356,106

		1,965,274

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	12,329	295,650
Xerox Corp.	65,896	867,850

		1,163,500

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	5,698	297,834

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	4,085	128,800
Ensco PLC, Class A	14,207	398,364
Helmerich & Payne, Inc.	6,579	391,845
Nabors Industries, Ltd.†	17,590	202,461
Noble Corp. PLC	15,457	250,713
Transocean, Ltd.	20,697	337,361

		1,709,544

Oil Companies-Exploration & Production — 2.1%
Anadarko Petroleum Corp.	30,758	2,514,467
Apache Corp.	23,251	1,454,815
Cabot Oil & Gas Corp.	25,368	672,252
Chesapeake Energy Corp.	31,569	605,493
Cimarex Energy Co.	5,290	545,928
ConocoPhillips	74,748	4,707,629
Denbury Resources, Inc.	21,416	147,770
Devon Energy Corp.	23,378	1,408,992
EOG Resources, Inc.	33,281	2,963,007
EQT Corp.	9,209	685,518
Hess Corp.	15,900	1,073,091
Newfield Exploration Co.†	8,307	247,382
Noble Energy, Inc.	21,899	1,045,458
Occidental Petroleum Corp.	47,396	3,791,680
Pioneer Natural Resources Co.	9,052	1,362,598
QEP Resources, Inc.	10,071	203,636
Range Resources Corp.	10,255	474,499
Southwestern Energy Co.†	23,054	571,509

		24,475,724

Oil Companies-Integrated — 3.3%
Chevron Corp.	114,923	11,783,055
Exxon Mobil Corp.	257,427	22,504,268
Marathon Oil Corp.	41,003	1,090,680
Murphy Oil Corp.	10,147	455,702
Phillips 66	33,975	2,389,122

		38,222,827

Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	12,334	552,317
FMC Technologies, Inc.†	14,277	535,102
National Oilwell Varco, Inc.	26,154	1,423,562

		2,510,981

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	17,223	1,594,678
Tesoro Corp.	7,795	637,085
Valero Energy Corp.	32,095	1,697,184

		3,928,947

Oil-Field Services — 0.9%
Baker Hughes, Inc.	26,447	1,533,662

Security Description	Shares	Value (Note 2)

Oil-Field Services (continued)
Halliburton Co.	51,705	$2,067,683
Schlumberger, Ltd.	78,227	6,445,122

		10,046,467

Paper & Related Products — 0.2%
International Paper Co.	25,959	1,367,001
MeadWestvaco Corp.	10,242	514,968

		1,881,969

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	44,616	3,600,957

Pipelines — 0.7%
Kinder Morgan, Inc.	103,295	4,240,260
ONEOK, Inc.	12,644	556,715
Spectra Energy Corp.	40,784	1,363,817
Williams Cos., Inc.	40,887	1,793,304

		7,954,096

Publishing-Newspapers — 0.1%
Gannett Co., Inc.	13,717	425,364
News Corp., Class A†	30,272	450,750

		876,114

Publishing-Periodicals — 0.1%
Nielsen NV	19,650	855,954

Real Estate Investment Trusts — 2.4%
American Tower Corp.	24,081	2,334,653
Apartment Investment & Management Co., Class A	9,379	373,847
AvalonBay Communities, Inc.	7,974	1,379,422
Boston Properties, Inc.	9,306	1,291,673
Crown Castle International Corp.	20,295	1,755,720
Equity Residential	21,990	1,706,644
Essex Property Trust, Inc.	3,859	872,327
General Growth Properties, Inc.	38,147	1,151,276
HCP, Inc.	27,892	1,319,013
Health Care REIT, Inc.	19,699	1,614,333
Host Hotels & Resorts, Inc.	46,015	1,053,283
Iron Mountain, Inc.	12,120	482,861
Kimco Realty Corp.	24,986	690,863
Macerich Co.	8,552	735,558
Plum Creek Timber Co., Inc.	10,767	479,347
Prologis, Inc.	30,395	1,372,030
Public Storage	8,815	1,770,405
Simon Property Group, Inc.	18,892	3,753,085
Urban Edge Properties†	5,305	125,941
Ventas, Inc.	19,456	1,552,783
Vornado Realty Trust	10,610	1,171,768
Weyerhaeuser Co.	32,116	1,151,359

		28,138,191

Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	16,959	548,454

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	5,829	482,933

Retail-Apparel/Shoe — 0.4%
Coach, Inc.	16,695	620,887
Gap, Inc.	16,654	685,978
L Brands, Inc.	14,928	1,263,357
PVH Corp.	5,007	552,072

164

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail-Apparel/Shoe (continued)
Ross Stores, Inc.	12,755	$1,169,761
Urban Outfitters, Inc.†	6,206	216,341

		4,508,396

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	1,981	1,182,578
O’Reilly Automotive, Inc.†	6,307	1,181,679

		2,364,257

Retail-Automobile — 0.1%
AutoNation, Inc.†	4,755	283,493
CarMax, Inc.†	13,327	827,607

		1,111,100

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	11,260	841,910

Retail-Building Products — 1.0%
Home Depot, Inc.	80,114	8,365,504
Lowe’s Cos., Inc.	59,145	4,007,665

		12,373,169

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	6,848	241,392

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	17,641	620,963

Retail-Discount — 1.5%
Costco Wholesale Corp.	26,644	3,809,825
Dollar General Corp.†	18,444	1,236,855
Dollar Tree, Inc.†	12,500	888,750
Family Dollar Stores, Inc.	5,818	442,750
Target Corp.	38,525	2,835,825
Wal-Mart Stores, Inc.	95,993	8,157,485

		17,371,490

Retail-Drug Store — 0.9%
CVS Health Corp.	69,691	6,840,869
Walgreens Boots Alliance, Inc.	53,003	3,908,971

		10,749,840

Retail-Gardening Products — 0.1%
Tractor Supply Co.	8,369	679,312

Retail-Jewelry — 0.1%
Tiffany & Co.	6,837	592,358

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	8,664	660,197
TJX Cos., Inc.	42,125	2,777,722

		3,437,919

Retail-Office Supplies — 0.1%
Staples, Inc.	39,162	667,712

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	6,038	493,335

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	12,441	742,977
Macy’s, Inc.	21,466	1,371,248

		2,114,225

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	1,884	1,337,339
Darden Restaurants, Inc.	7,521	461,639

Security Description	Shares	Value (Note 2)

Retail-Restaurants (continued)
McDonald’s Corp.	59,163	$5,469,028
Starbucks Corp.	45,667	3,997,232
Yum! Brands, Inc.	26,727	1,931,827

		13,197,065

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	16,736	405,681

Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	29,252	262,391
People’s United Financial, Inc.	18,863	265,402

		527,793

Security Services — 0.0%
ADT Corp.	10,578	363,883

Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	19,101	995,258
Linear Technology Corp.	14,498	651,540
QUALCOMM, Inc.	101,073	6,313,019

		7,959,817

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	74,069	1,691,736
KLA-Tencor Corp.	10,052	617,896
Lam Research Corp.	9,852	753,087

		3,062,719

Steel-Producers — 0.1%
Nucor Corp.	19,383	846,068

Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	6,608	188,526

Telecom Services — 0.1%
Level 3 Communications, Inc.†	16,894	840,308

Telecommunication Equipment — 0.1%
Harris Corp.	6,368	427,484
Juniper Networks, Inc.	24,410	554,839

		982,323

Telephone-Integrated — 2.0%
AT&T, Inc.	315,271	10,378,722
CenturyLink, Inc.	34,660	1,288,312
Frontier Communications Corp.	60,919	409,071
Verizon Communications, Inc.	251,999	11,518,874
Windstream Holdings, Inc.	36,637	291,264

		23,886,243

Television — 0.1%
CBS Corp., Class B	29,464	1,614,922

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	3,763	621,046

Tobacco — 1.4%
Altria Group, Inc.	120,579	6,402,745
Lorillard, Inc.	21,885	1,435,875
Philip Morris International, Inc.	94,454	7,578,989
Reynolds American, Inc.	18,732	1,272,839

		16,690,448

Tools-Hand Held — 0.1%
Snap-on, Inc.	3,533	468,864
Stanley Black & Decker, Inc.	9,500	889,675

		1,358,539

165

SunAmerica Series Trust Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Toys — 0.1%
Hasbro, Inc.	6,973	$382,957
Mattel, Inc.	20,537	552,445

		935,402

Transport-Rail — 0.9%
CSX Corp.	60,766	2,023,508
Kansas City Southern	6,707	738,374
Norfolk Southern Corp.	18,816	1,918,667
Union Pacific Corp.	54,050	6,335,200

		11,015,749

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	8,945	637,063
Expeditors International of Washington, Inc.	11,860	518,045
FedEx Corp.	16,136	2,728,759
Ryder System, Inc.	3,225	266,998
United Parcel Service, Inc., Class B	42,374	4,188,246

		8,339,111

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	12,289	1,210,344

Web Portals/ISP — 1.8%
Google, Inc., Class A†	17,329	9,315,204
Google, Inc., Class C†	17,268	9,230,091
Yahoo!, Inc.†	53,560	2,356,105

		20,901,400

Security Description	Shares/ Principal Amount	Value (Note 2)

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	12,878	$803,716

Total Common Stocks (cost $928,909,778)		1,076,999,937

EXCHANGE-TRADED FUNDS — 6.7%
iShares Core S&P 500 ETF	112,600	22,617,962
SPDR S&P 500 ETF Trust, Series 1	279,518	55,755,455

Total Exchange-Traded Funds (cost $80,506,108)		78,373,417

Total Long-Term Investment Securities (cost $1,009,415,886)		1,155,373,354

REPURCHASE AGREEMENT — 1.6%
State Street Bank & Trust Co. Joint Repurchase Agreement(2) (cost $19,446,000)	$19,446,000	19,446,000

TOTAL INVESTMENTS (cost $1,028,861,886)(3)	100.0%	1,174,819,354
Liabilities in excess of other assets	(0.0)	(503,110)

NET ASSETS	100.0%	$1,174,316,244

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; See Note 8.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 3 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2015	Unrealized Appreciation (Depreciation)
174	Long	S&P 500 E-Mini Index	March 2015	$17,730,809	$17,299,080	$(431,729)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,076,999,937	$—	$—	$1,076,999,937
Exchange-Traded Funds	78,373,417	—	—	78,373,417
Repurchase Agreement	—	19,446,000	—	19,446,000

Total Investments at Value	$1,155,373,354	$19,446,000	$—	$1,174,819,354

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$431,729	$—	$—	$431,729

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

166

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Medical-Drugs	9.7%
Banks-Super Regional	7.3
Electric-Integrated	5.4
Oil Companies-Integrated	4.2
Investment Management/Advisor Services	3.8
Tobacco	3.3
Oil Companies-Exploration & Production	3.0
Diversified Manufacturing Operations	2.5
Time Deposits	2.5
Computers	2.3
Real Estate Investment Trusts	2.3
Insurance-Property/Casualty	2.3
Insurance-Multi-line	2.2
Gas-Distribution	2.2
Banks-Commercial	2.0
Medical Products	2.0
Retail-Building Products	1.8
Finance-Other Services	1.8
Aerospace/Defense-Equipment	1.7
Retail-Apparel/Shoe	1.6
Semiconductor Components-Integrated Circuits	1.6
Beverages-Non-alcoholic	1.5
Food-Confectionery	1.5
Retail-Restaurants	1.5
Multimedia	1.5
Instruments-Controls	1.5
Telephone-Integrated	1.5
Transport-Rail	1.4
Cosmetics & Toiletries	1.4
Electronic Components-Semiconductors	1.4
Food-Misc./Diversified	1.4
Chemicals-Diversified	1.4
Auto-Heavy Duty Trucks	1.3
Commercial Services-Finance	1.3
Distribution/Wholesale	1.2
Applications Software	1.1
Insurance-Life/Health	1.1
Transport-Services	0.9
Advertising Agencies	0.9
Data Processing/Management	0.9
Computer Services	0.9
Hotels/Motels	0.8
Banks-Fiduciary	0.8
Retail-Jewelry	0.8
Electric Products-Misc.	0.8
Semiconductor Equipment	0.8
Oil Refining & Marketing	0.7
Cable/Satellite TV	0.7
Industrial Gases	0.7
Retail-Mail Order	0.5
Pipelines	0.5
Apparel Manufacturers	0.5
Insurance Brokers	0.4
Theaters	0.4
Tools-Hand Held	0.3
Insurance-Reinsurance	0.2

100.0%

*	Calculated as a percentage of net assets

167

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.5%
Advertising Agencies — 0.9%
Omnicom Group, Inc.	113,629	$8,272,191

Aerospace/Defense-Equipment — 1.7%
United Technologies Corp.	142,692	16,378,188

Apparel Manufacturers — 0.5%
VF Corp.	62,567	4,340,273

Applications Software — 1.1%
Microsoft Corp.	260,587	10,527,715

Auto-Heavy Duty Trucks — 1.3%
PACCAR, Inc.	200,400	12,046,044

Banks-Commercial — 2.0%
BB&T Corp.	253,235	8,936,663
Cullen/Frost Bankers, Inc.	79,468	4,950,856
M&T Bank Corp.	48,311	5,466,873

		19,354,392

Banks-Fiduciary — 0.8%
Northern Trust Corp.	120,413	7,872,602

Banks-Super Regional — 7.3%
PNC Financial Services Group, Inc.	218,323	18,457,027
US Bancorp	206,456	8,652,571
Wells Fargo & Co.	804,447	41,766,888

		68,876,486

Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	186,362	7,672,524
Dr Pepper Snapple Group, Inc.	86,300	6,668,401

		14,340,925

Cable/Satellite TV — 0.7%
Comcast Corp., Special Class A	57,812	3,058,255
Time Warner Cable, Inc.	24,567	3,344,305

		6,402,560

Chemicals-Diversified — 1.4%
E.I. du Pont de Nemours & Co.	106,496	7,583,580
PPG Industries, Inc.	23,334	5,200,682

		12,784,262

Commercial Services-Finance — 1.3%
Automatic Data Processing, Inc.	78,620	6,488,509
McGraw Hill Financial, Inc.	61,441	5,495,283

		11,983,792

Computer Services — 0.9%
Accenture PLC, Class A	97,676	8,207,714

Computers — 2.3%
Apple, Inc.	185,817	21,770,320

Cosmetics & Toiletries — 1.4%
Procter & Gamble Co.	157,487	13,274,579

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	131,946	8,237,389

Distribution/Wholesale — 1.2%
Fastenal Co.	109,938	4,881,247
Genuine Parts Co.	70,944	6,593,536

		11,474,783

Diversified Manufacturing Operations — 2.5%
3M Co.	59,602	9,673,404

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
Illinois Tool Works, Inc.	147,577	$13,737,943

		23,411,347

Electric Products-Misc. — 0.8%
Emerson Electric Co.	134,156	7,638,843

Electric-Integrated — 5.4%
CMS Energy Corp.	233,672	8,816,445
Dominion Resources, Inc.	64,356	4,948,333
DTE Energy Co.	82,679	7,412,999
Edison International	188,858	12,870,673
NextEra Energy, Inc.	95,006	10,378,455
Xcel Energy, Inc.	176,453	6,622,281

		51,049,186

Electronic Components-Semiconductors — 1.4%
Texas Instruments, Inc.	164,230	8,778,093
Xilinx, Inc.	110,984	4,281,208

		13,059,301

Finance-Other Services — 1.8%
CME Group, Inc.	202,465	17,270,264

Food-Confectionery — 1.5%
Hershey Co.	91,000	9,301,110
J.M. Smucker Co.	48,578	5,010,821

		14,311,931

Food-Misc./Diversified — 1.4%
Kraft Foods Group, Inc.	114,873	7,505,802
Mondelez International, Inc., Class A	150,898	5,317,645

		12,823,447

Gas-Distribution — 2.2%
NiSource, Inc.	209,646	9,069,286
Sempra Energy	101,488	11,358,537

		20,427,823

Hotels/Motels — 0.8%
Wyndham Worldwide Corp.	94,934	7,954,520

Industrial Gases — 0.7%
Airgas, Inc.	56,409	6,353,910

Instruments-Controls — 1.5%
Honeywell International, Inc.	140,760	13,760,698

Insurance Brokers — 0.4%
Arthur J. Gallagher & Co.	94,786	4,211,342

Insurance-Life/Health — 1.1%
Prudential Financial, Inc.	131,562	9,982,925

Insurance-Multi-line — 2.2%
Cincinnati Financial Corp.	82,455	4,164,802
Hartford Financial Services Group, Inc.	227,285	8,841,387
MetLife, Inc.	176,150	8,190,975

		21,197,164

Insurance-Property/Casualty — 2.3%
Progressive Corp.	155,993	4,048,018
Travelers Cos., Inc.	169,312	17,408,660

		21,456,678

Insurance-Reinsurance — 0.2%
Validus Holdings, Ltd.	50,546	2,004,149

Investment Management/Advisor Services — 3.8%
Ameriprise Financial, Inc.	52,383	6,544,732

168

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
BlackRock, Inc.	47,669	$16,231,771
T. Rowe Price Group, Inc.	164,417	12,942,906

		35,719,409

Medical Products — 2.0%
Baxter International, Inc.	94,464	6,641,764
Becton Dickinson and Co.	86,888	11,997,495

		18,639,259

Medical-Drugs — 9.7%
AbbVie, Inc.	121,980	7,361,493
Bristol-Myers Squibb Co.	173,683	10,467,874
Johnson & Johnson	350,284	35,077,440
Merck & Co., Inc.	332,473	20,041,473
Pfizer, Inc.	579,537	18,110,531

		91,058,811

Multimedia — 1.5%
Time Warner, Inc.	182,087	14,190,040

Oil Companies-Exploration & Production — 3.0%
ConocoPhillips	211,889	13,344,769
Occidental Petroleum Corp.	186,415	14,913,200

		28,257,969

Oil Companies-Integrated — 4.2%
Chevron Corp.	171,582	17,592,303
Exxon Mobil Corp.	246,315	21,532,857

		39,125,160

Oil Refining & Marketing — 0.7%
Marathon Petroleum Corp.	69,428	6,428,338

Pipelines — 0.5%
Kinder Morgan, Inc.	108,245	4,443,457

Real Estate Investment Trusts — 2.3%
Alexandria Real Estate Equities, Inc.	34,966	3,409,885
AvalonBay Communities, Inc.	35,995	6,226,775
Simon Property Group, Inc.	59,773	11,874,504

		21,511,164

Retail-Apparel/Shoe — 1.6%
Gap, Inc.	150,167	6,185,379
L Brands, Inc.	105,467	8,925,672

		15,111,051

Retail-Building Products — 1.8%
Home Depot, Inc.	165,927	17,326,097

Retail-Jewelry — 0.8%
Tiffany & Co.	88,468	7,664,867

Retail-Mail Order — 0.5%
Williams-Sonoma, Inc.	63,658	4,981,238

Retail-Restaurants — 1.5%
Brinker International, Inc.	74,701	4,364,779
Dunkin’ Brands Group, Inc.	210,060	9,937,939

		14,302,718

Semiconductor Components-Integrated Circuits — 1.6%
Analog Devices, Inc.	153,596	8,003,119
QUALCOMM, Inc.	106,865	6,674,788

		14,677,907

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Equipment — 0.8%
KLA-Tencor Corp.	120,980	$7,436,641

Telephone-Integrated — 1.5%
Verizon Communications, Inc.	300,962	13,756,973

Theaters — 0.4%
Cinemark Holdings, Inc.	105,772	3,931,545

Tobacco — 3.3%
Altria Group, Inc.	365,049	19,384,102
Lorillard, Inc.	74,209	4,868,853
Philip Morris International, Inc.	81,272	6,521,265

		30,774,220

Tools-Hand Held — 0.3%
Snap-on, Inc.	23,681	3,142,705

Transport-Rail — 1.4%
Norfolk Southern Corp.	68,553	6,990,349
Union Pacific Corp.	54,018	6,331,450

		13,321,799

Transport-Services — 0.9%
United Parcel Service, Inc., Class B	87,494	8,647,907

Total Long-Term Investment Securities (cost $773,599,681)		917,507,018

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Time Deposits — 2.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/02/2015 (cost $22,834,000)	$22,834,000	22,834,000

TOTAL INVESTMENTS (cost $796,433,681)(1)	100.0%	940,341,018
Other assets less liabilities	0.0	434,447

NET ASSETS	100.0%	$940,775,465

(1)	See Note 3 for cost of investments on a tax basis.

169

SunAmerica Series Trust Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$917,507,018	$—	$—	$917,507,018
Short-Term Investment Securities	—	22,834,000	—	22,834,000

Total Investments at Value	$917,507,018	$22,834,000	$—	$940,341,018

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

170

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Medical-Drugs	5.2%
Diversified Banking Institutions	4.9
Computers	4.8
Web Portals/ISP	4.3
Commercial Services-Finance	3.4
Food-Misc./Diversified	3.1
Repurchase Agreement	3.1
Cable/Satellite TV	2.9
Machinery-Farming	2.6
Soap & Cleaning Preparation	2.6
Medical-Generic Drugs	2.4
Pharmacy Services	2.3
Oil Companies-Integrated	2.3
Electronic Security Devices	2.2
Oil Companies-Exploration & Production	2.2
Finance-Other Services	2.1
Retail-Building Products	2.1
Beverages-Wine/Spirits	2.1
Transport-Rail	2.1
Tobacco	2.1
Retail-Auto Parts	2.0
Building Products-Cement	1.9
Computer Services	1.9
Medical-Biomedical/Gene	1.9
Diversified Manufacturing Operations	1.9
Internet Content-Entertainment	1.8
E-Commerce/Products	1.8
Beverages-Non-alcoholic	1.7
Medical-HMO	1.7
Electric-Integrated	1.7
Medical-Hospitals	1.7
Telephone-Integrated	1.7
Auto/Truck Parts & Equipment-Original	1.7
Finance-Credit Card	1.5
Auto-Cars/Light Trucks	1.3
Oil Field Machinery & Equipment	1.3
Office Automation & Equipment	1.3
Insurance Brokers	1.3
Semiconductor Equipment	1.2
Publishing-Periodicals	1.2
Real Estate Investment Trusts	1.1
Aerospace/Defense-Equipment	1.0
Non-Hazardous Waste Disposal	1.0
Insurance-Reinsurance	1.0
Computers-Memory Devices	0.9
Multimedia	0.8
Banks-Commercial	0.6
Retail-Apparel/Shoe	0.6
Retail-Restaurants	0.6
Insurance-Multi-line	0.6
Gas-Distribution	0.4
Diversified Minerals	0.3
Electric-Transmission	0.1

100.3%

*	Calculated as a percentage of net assets

171

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.2%
Aerospace/Defense-Equipment — 1.0%
United Technologies Corp.	23,170	$2,659,453

Auto-Cars/Light Trucks — 1.3%
General Motors Co.	102,940	3,357,903

Auto/Truck Parts & Equipment-Original — 1.7%
Delphi Automotive PLC	61,690	4,239,954

Banks-Commercial — 0.6%
CIT Group, Inc.	35,140	1,539,835

Beverages-Non-alcoholic — 1.7%
PepsiCo, Inc.	47,810	4,483,622

Beverages-Wine/Spirits — 2.1%
Diageo PLC(1)	180,300	5,340,672

Building Products-Cement — 1.9%
Vulcan Materials Co.	70,780	4,990,698

Cable/Satellite TV — 2.9%
Comcast Corp., Class A	137,660	7,315,941

Commercial Services-Finance — 3.4%
MasterCard, Inc., Class A	63,110	5,176,913
McGraw Hill Financial, Inc.	40,880	3,656,307

		8,833,220

Computer Services — 1.9%
Amdocs, Ltd.	102,110	4,919,660

Computers — 4.8%
Apple, Inc.	105,900	12,407,244

Computers-Memory Devices — 0.9%
Western Digital Corp.	23,920	2,325,742

Diversified Banking Institutions — 4.9%
Citigroup, Inc.	171,714	8,061,972
JPMorgan Chase & Co.	82,030	4,460,792

		12,522,764

Diversified Manufacturing Operations — 1.9%
General Electric Co.	204,050	4,874,754

Diversified Minerals — 0.3%
Teck Resources, Ltd., Class B	70,200	904,176

E-Commerce/Products — 1.8%
eBay, Inc.†	86,350	4,576,550

Electric-Integrated — 1.7%
Exelon Corp.	122,870	4,428,235

Electric-Transmission — 0.1%
ITC Holdings Corp.	7,160	304,586

Electronic Security Devices — 2.2%
Tyco International PLC	137,890	5,627,291

Finance-Credit Card — 1.5%
Discover Financial Services	70,418	3,829,331

Finance-Other Services — 2.1%
CME Group, Inc.	64,640	5,513,792

Food-Misc./Diversified — 3.1%
Mondelez International, Inc., Class A	227,750	8,025,910

Gas-Distribution — 0.4%
AmeriGas Partners LP	18,040	926,715

Insurance Brokers — 1.3%
Marsh & McLennan Cos., Inc.	59,990	3,225,662

Security Description	Shares	Value (Note 2)

Insurance-Multi-line — 0.6%
Genworth Financial, Inc., Class A†	205,590	$1,435,018

Insurance-Reinsurance — 1.0%
Berkshire Hathaway, Inc., Class B†	17,390	2,502,595

Internet Content-Entertainment — 1.8%
Facebook, Inc., Class A†	62,050	4,710,215

Machinery-Farming — 2.6%
Deere & Co.	79,140	6,741,937

Medical-Biomedical/Gene — 1.9%
Gilead Sciences, Inc.†	46,910	4,917,575

Medical-Drugs — 5.2%
AbbVie, Inc.	33,337	2,011,888
Bristol-Myers Squibb Co.	89,430	5,389,946
Salix Pharmaceuticals, Ltd.†	21,450	2,888,671
Zoetis, Inc.	69,009	2,948,755

		13,239,260

Medical-Generic Drugs — 2.4%
Actavis PLC†	22,650	6,037,131

Medical-HMO — 1.7%
UnitedHealth Group, Inc.	42,140	4,477,375

Medical-Hospitals — 1.7%
HCA Holdings, Inc.†	61,770	4,373,316

Multimedia — 0.8%
Twenty-First Century Fox, Inc., Class A	63,030	2,090,075

Non-Hazardous Waste Disposal — 1.0%
Republic Services, Inc.	64,130	2,544,678

Office Automation & Equipment — 1.3%
Xerox Corp.	246,730	3,249,434

Oil Companies-Exploration & Production — 2.2%
Noble Energy, Inc.	117,460	5,607,540

Oil Companies-Integrated — 2.3%
Chevron Corp.	57,350	5,880,095

Oil Field Machinery & Equipment — 1.3%
National Oilwell Varco, Inc.	60,760	3,307,167

Pharmacy Services — 2.3%
Express Scripts Holding Co.†	73,514	5,933,315

Publishing-Periodicals — 1.2%
Nielsen NV	68,344	2,977,065

Real Estate Investment Trusts — 1.1%
Digital Realty Trust, Inc.	19,180	1,398,989
Simon Property Group, Inc.	6,970	1,384,660

		2,783,649

Retail-Apparel/Shoe — 0.6%
PVH Corp.	13,360	1,473,074

Retail-Auto Parts — 2.0%
AutoZone, Inc.†	8,453	5,046,103

Retail-Building Products — 2.1%
Home Depot, Inc.	51,440	5,371,365

Retail-Restaurants — 0.6%
Dunkin’ Brands Group, Inc.	30,810	1,457,621

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	140,500	3,209,020

Soap & Cleaning Preparation — 2.6%
Henkel AG & Co. KGaA(1)	65,708	6,740,669

172

SunAmerica Series Trust Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Telephone-Integrated — 1.7%
Verizon Communications, Inc.	93,390	$4,268,857

Tobacco — 2.1%
Philip Morris International, Inc.	65,710	5,272,570

Transport-Rail — 2.1%
Canadian National Railway Co.	49,230	3,248,195
CSX Corp.	61,670	2,053,611

		5,301,806

Web Portals/ISP — 4.3%
Google, Inc., Class A†	6,660	3,580,083
Google, Inc., Class C†	13,700	7,322,924

		10,903,007

Total Long-Term Investment Securities (cost $236,238,274)		249,025,242

REPURCHASE AGREEMENT — 3.1%
Agreement with State Street Bank & Trust Co. bearing interest at 0.00% dated 01/31/2015 to be repurchased 02/02/2015 in the amount of $7,839,000 and collateralized by $8,220,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having approximate value of $7,996,005 (cost $7,839,000)	$7,839,000	7,839,000

TOTAL INVESTMENTS (cost $244,077,274)(2)	100.3%	256,864,242
Liabilities in excess of other assets	(0.3)	(706,543)

NET ASSETS	100.0%	$256,157,699

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2015. The aggregate value of these securities was $12,081,341 representing 4.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Beverages -Wine/Spirits	$—	$5,340,672	$—	$5,340,672
Soap & Cleaning Preparation	—	6,740,669	—	6,740,669
Other Industries	236,943,901	—	—	236,943,901
Repurchase Agreement	—	7,839,000	—	7,839,000

Total Investments at Value	$236,943,901	$19,920,341	$—	$256,864,242

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

173

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Banks-Super Regional	7.6%
Banks-Fiduciary	7.4
Finance-Credit Card	6.9
Web Portals/ISP	6.1
Insurance-Reinsurance	5.2
E-Commerce/Products	5.1
Oil Companies-Exploration & Production	3.7
Pharmacy Services	3.6
Cable/Satellite TV	3.6
Medical-HMO	3.5
Medical Labs & Testing Services	2.8
Retail-Automobile	2.7
E-Commerce/Services	2.5
Casino Hotels	2.3
Industrial Gases	2.1
Insurance-Multi-line	2.1
Diversified Banking Institutions	2.0
Building Products-Cement	1.9
Medical-Drugs	1.8
Finance-Investment Banker/Broker	1.6
Electronic Components-Semiconductors	1.5
Auto-Heavy Duty Trucks	1.5
Chemicals-Specialty	1.4
Transport-Services	1.3
Food-Wholesale/Distribution	1.2
Applications Software	1.1
Retail-Discount	1.1
Enterprise Software/Service	1.1
Oil-Field Services	1.1
Retail-Jewelry	1.0
Insurance-Property/Casualty	1.0
Diversified Financial Services	0.9
Brewery	0.9
Commercial Services-Finance	0.8
Beverages-Wine/Spirits	0.8
Real Estate Operations & Development	0.7
Electronic Measurement Instruments	0.5
Power Converter/Supply Equipment	0.4
Diversified Manufacturing Operations	0.4
Internet Security	0.4
Home Decoration Products	0.2
Storage/Warehousing	0.1
Diversified Operations	0.1

94.0%

*	Calculated as a percentage of net assets

174

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.0%
Applications Software — 1.1%
Microsoft Corp.	373,720	$15,098,288

Auto-Heavy Duty Trucks — 1.5%
PACCAR, Inc.	326,230	19,609,685

Banks-Fiduciary — 7.4%
Bank of New York Mellon Corp.	2,575,240	92,708,640
Citizens Financial Group, Inc.	253,840	6,066,776

		98,775,416

Banks-Super Regional — 7.6%
Wells Fargo & Co.	1,945,549	101,012,904

Beverages-Wine/Spirits — 0.8%
Diageo PLC ADR	87,540	10,341,100

Brewery — 0.9%
Heineken Holding NV(1)	175,312	11,492,129

Building Products-Cement — 1.9%
Lafarge SA(1)	377,640	25,917,824

Cable/Satellite TV — 3.6%
Liberty Global PLC, Class C†	1,059,630	48,308,532

Casino Hotels — 2.3%
Las Vegas Sands Corp.	576,900	31,366,053

Chemicals-Specialty — 1.4%
Ecolab, Inc.	185,270	19,225,468

Commercial Services-Finance — 0.8%
Experian PLC(1)	183,300	3,233,354
Moody’s Corp.	88,180	8,053,479

		11,286,833

Diversified Banking Institutions — 2.0%
JPMorgan Chase & Co.	479,676	26,084,781

Diversified Financial Services — 0.9%
Julius Baer Group, Ltd.(1)	284,100	11,575,822

Diversified Manufacturing Operations — 0.4%
Textron, Inc.	124,520	5,299,571

Diversified Operations — 0.1%
Liberty TripAdvisor Holdings, Inc. Class A†	45,248	1,083,237

E-Commerce/Products — 5.1%
Amazon.com, Inc.†	192,580	68,275,387

E-Commerce/Services — 2.5%
Liberty Interactive Corp., Class A†	227,590	6,226,862
Liberty Ventures, Series A†	85,308	3,186,254
Netflix, Inc.†	17,000	7,510,600
Priceline Group, Inc.†	13,030	13,153,525
SouFun Holdings, Ltd. ADR	476,540	2,911,659

		32,988,900

Electronic Components-Semiconductors — 1.5%
Texas Instruments, Inc.	387,180	20,694,771

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	115,742	4,371,575
Keysight Technologies, Inc.†	57,871	1,932,313

		6,303,888

Enterprise Software/Service — 1.1%
Oracle Corp.	351,000	14,703,390

Security Description	Shares	Value (Note 2)

Finance-Credit Card — 6.9%
American Express Co.	917,530	$74,035,495
Visa, Inc., Class A	71,380	18,195,476

		92,230,971

Finance-Investment Banker/Broker — 1.6%
Charles Schwab Corp.	798,420	20,742,952

Food-Wholesale/Distribution — 1.2%
Sysco Corp.	416,540	16,315,872

Home Decoration Products — 0.2%
Hunter Douglas NV(1)	56,620	2,288,200

Industrial Gases — 2.1%
Praxair, Inc.	235,510	28,400,151

Insurance-Multi-line — 2.1%
ACE, Ltd.†	144,020	15,548,399
Loews Corp.	334,790	12,809,066

		28,357,465

Insurance-Property/Casualty — 1.0%
Fairfax Financial Holdings, Ltd.	17,490	9,255,358
Markel Corp.†	5,113	3,494,020

		12,749,378

Insurance-Reinsurance — 5.2%
Berkshire Hathaway, Inc., Class A†	290	62,600,850
Everest Re Group, Ltd.	39,625	6,790,932

		69,391,782

Internet Security — 0.4%
Qihoo 360 Technology Co., Ltd. ADR†	82,190	4,809,759

Medical Labs & Testing Services — 2.8%
Laboratory Corp. of America Holdings†	191,190	21,944,788
Quest Diagnostics, Inc.	212,530	15,104,507

		37,049,295

Medical-Drugs — 1.8%
Valeant Pharmaceuticals International, Inc.†	147,560	23,605,173

Medical-HMO — 3.5%
UnitedHealth Group, Inc.	434,770	46,194,312

Oil Companies-Exploration & Production — 3.7%
Encana Corp.	2,700,120	33,049,469
EOG Resources, Inc.	71,480	6,363,864
Ultra Petroleum Corp.†	743,640	9,481,410

		48,894,743

Oil-Field Services — 1.1%
Halliburton Co.	358,210	14,324,818

Pharmacy Services — 3.6%
Express Scripts Holding Co.†	600,970	48,504,289

Power Converter/Supply Equipment — 0.4%
Schneider Electric SE(1)	78,160	5,888,964

Real Estate Operations & Development — 0.7%
Brookfield Asset Management, Inc., Class A	113,796	5,801,320
Hang Lung Group, Ltd.(1)	864,970	4,112,968

		9,914,288

175

SunAmerica Series Trust Davis Venture Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail-Automobile — 2.7%
CarMax, Inc.†	578,382	$35,917,522

Retail-Discount — 1.1%
Costco Wholesale Corp.	104,242	14,905,564

Retail-Jewelry — 1.0%
Cie Financiere Richemont SA(1)	164,110	13,637,653

Storage/Warehousing — 0.1%
Wesco Aircraft Holdings, Inc.†	86,990	1,134,350

Transport-Services — 1.3%
Kuehne & Nagel International AG(1)	127,378	17,527,803

Web Portals/ISP — 6.1%
Google, Inc., Class A†	75,828	40,761,341
Google, Inc., Class C†	75,828	40,531,583

		81,292,924

Total Long-Term Investment Securities (cost $875,303,754)		1,253,522,207

TOTAL INVESTMENTS (cost $875,303,754) (2)	94.0%	1,253,522,207
Other assets less liabilities	6.0	80,127,555

NET ASSETS	100.0%	$1,333,649,762

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2015. The aggregate value of these securities was $95,674,717 representing 7.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Brewery	$—	$11,492,129	$—	$11,492,129
Building Products-Cement	—	25,917,824	—	25,917,824
Commercial Services-Finance	8,053,479	3,233,354	—	11,286,833
Diversified Financial Services	—	11,575,822	—	11,575,822
Home Decoration Products	—	2,288,200	—	2,288,200
Power Converter/Supply Equipment	—	5,888,964	—	5,888,964
Real Estate Operations & Development	5,801,320	4,112,968	—	9,914,288
Retail-Jewelry	—	13,637,653	—	13,637,653
Transport-Services	—	17,527,803	—	17,527,803
Other Industries	1,143,992,691	—	—	1,143,992,691

Total Investments at Value	$1,157,847,490	$95,674,717	$—	$1,253,522,207

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

176

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Diversified Manufacturing Operations	6.8%
Toys	6.8
Food-Misc./Diversified	6.6
Oil Companies-Integrated	6.5
Beverages-Non-alcoholic	6.5
Telephone-Integrated	6.5
Medical-Drugs	6.5
Consumer Products-Misc.	6.4
Food-Confectionery	3.4
Retail-Restaurants	3.4
Tobacco	3.4
Advertising Agencies	3.3
Retail-Discount	3.3
Medical Products	3.3
Machinery-Farming	3.3
Computer Services	3.3
Diversified Banking Institutions	3.3
Aerospace/Defense	3.3
Data Processing/Management	3.2
Machinery-Construction & Mining	3.2
Electric Products-Misc.	3.2
Cosmetics & Toiletries	3.1
Repurchase Agreements	1.2

99.8%

*	Calculated as a percentage of net assets

177

SunAmerica Series Trust “Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.6%
Advertising Agencies — 3.3%
Omnicom Group, Inc.	133,145	$9,692,956

Aerospace/Defense — 3.3%
Lockheed Martin Corp.	50,315	9,477,837

Beverages-Non-alcoholic — 6.5%
Coca-Cola Co.	230,350	9,483,509
PepsiCo, Inc.	100,697	9,443,365

		18,926,874

Computer Services — 3.3%
International Business Machines Corp.	62,344	9,557,959

Consumer Products-Misc. — 6.4%
Clorox Co.	89,813	9,583,945
Kimberly-Clark Corp.	83,270	8,989,829

		18,573,774

Cosmetics & Toiletries — 3.1%
Procter & Gamble Co.	107,362	9,049,543

Data Processing/Management — 3.2%
Paychex, Inc.	207,120	9,374,251

Diversified Banking Institutions — 3.3%
JPMorgan Chase & Co.	175,161	9,525,255

Diversified Manufacturing Operations — 6.8%
3M Co.	60,474	9,814,930
General Electric Co.	415,293	9,921,350

		19,736,280

Electric Products-Misc. — 3.2%
Emerson Electric Co.	162,333	9,243,241

Food-Confectionery — 3.4%
J.M. Smucker Co.	96,179	9,920,864

Food-Misc./Diversified — 6.6%
General Mills, Inc.	183,426	9,626,197
Kellogg Co.	143,816	9,431,453

		19,057,650

Machinery-Construction & Mining — 3.2%
Caterpillar, Inc.	116,823	9,342,335

Security Description	Shares/ Principal Amount	Value (Note 2)
Machinery-Farming — 3.3%
Deere & Co.	112,220	$9,560,022

Medical Products — 3.3%
Baxter International, Inc.	136,047	9,565,465

Medical-Drugs — 6.5%
Johnson & Johnson	94,164	9,429,583
Pfizer, Inc.	298,682	9,333,812

		18,763,395

Oil Companies-Integrated — 6.5%
Chevron Corp.	93,196	9,555,386
Exxon Mobil Corp.	107,515	9,398,961

		18,954,347

Retail-Discount — 3.3%
Target Corp.	130,728	9,622,888

Retail-Restaurants — 3.4%
McDonald’s Corp.	107,080	9,898,475

Telephone-Integrated — 6.5%
AT&T, Inc.	289,845	9,541,697
Verizon Communications, Inc.	204,142	9,331,331

		18,873,028

Tobacco — 3.4%
Lorillard, Inc.	150,234	9,856,853

Toys — 6.8%
Hasbro, Inc.	186,463	10,240,548
Mattel, Inc.	352,212	9,474,503

		19,715,051

Total Long-Term Investment Securities (cost $268,560,440)		286,288,343

REPURCHASE AGREEMENTS — 1.2%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $3,624,000)	$3,624,000	3,624,000

TOTAL INVESTMENTS (cost $272,184,440)(2)	99.8%	289,912,343
Other assets less liabilities	0.2	555,747

NET ASSETS	100.0%	$290,468,090

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$286,288,343	$—	$—	$286,288,343
Repurchase Agreements	—	3,624,000	—	3,624,000

Total Investments at Value	$286,288,343	$3,624,000	$—	$289,912,343

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

178

SunAmerica Series Trust Alliance Growth Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Time Deposits	8.7%
Medical-Biomedical/Gene	6.6
Computers	6.4
Medical-Drugs	5.0
Web Portals/ISP	3.8
Finance-Credit Card	3.7
Retail-Drug Store	3.7
Internet Content-Entertainment	3.1
Medical-HMO	3.1
Beverages-Non-alcoholic	3.1
Retail-Building Products	2.8
Cable/Satellite TV	2.7
Diversified Manufacturing Operations	2.6
Retail-Restaurants	2.4
Tobacco	2.3
Computer Aided Design	2.2
Investment Management/Advisor Services	2.0
E-Commerce/Services	2.0
Athletic Footwear	1.9
Medical Instruments	1.8
Multimedia	1.7
Retail-Discount	1.7
Applications Software	1.7
Electric Products-Misc.	1.6
Vitamins & Nutrition Products	1.6
Finance-Other Services	1.6
Machinery-General Industrial	1.6
Recreational Vehicles	1.5
Filtration/Separation Products	1.5
Oil-Field Services	1.4
Electronic Connectors	1.2
Electronic Components-Semiconductors	1.0
Retail-Perfume & Cosmetics	1.0
Oil Field Machinery & Equipment	1.0
Instruments-Controls	0.9
Internet Content-Information/News	0.9
Semiconductor Components-Integrated Circuits	0.9
Retail-Auto Parts	0.9
Transport-Truck	0.9
Medical-Wholesale Drug Distribution	0.9
Internet Infrastructure Software	0.8
Agricultural Chemicals	0.7
Medical-Outpatient/Home Medical	0.6
Cosmetics & Toiletries	0.6
Dental Supplies & Equipment	0.5
Aerospace/Defense	0.4
Telecom Services	0.4
Coffee	0.3
Internet Security	0.3

100.0%

*	Calculated as a percentage of net assets

179

SunAmerica Series Trust Alliance Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 91.3%
Aerospace/Defense — 0.4%
Rockwell Collins, Inc.	21,410	$1,833,124

Agricultural Chemicals — 0.7%
Monsanto Co.	27,912	3,293,058

Applications Software — 1.7%
NetSuite, Inc.†	31,134	3,064,520
ServiceNow, Inc.†	64,008	4,666,183

		7,730,703

Athletic Footwear — 1.9%
NIKE, Inc., Class B	95,353	8,796,314

Beverages-Non-alcoholic — 3.1%
Monster Beverage Corp.†	123,781	14,476,188

Cable/Satellite TV — 2.7%
Comcast Corp., Class A	237,092	12,600,254

Coffee — 0.3%
Keurig Green Mountain, Inc.	13,230	1,621,469

Computer Aided Design — 2.2%
ANSYS, Inc.†	89,948	7,256,105
Aspen Technology, Inc.†	82,002	2,898,361

		10,154,466

Computers — 6.4%
Apple, Inc.	258,083	30,237,004

Cosmetics & Toiletries — 0.6%
Estee Lauder Cos., Inc., Class A	37,228	2,627,925

Dental Supplies & Equipment — 0.5%
Align Technology, Inc.†	48,251	2,559,716

Diversified Manufacturing Operations — 2.6%
Danaher Corp.	149,603	12,324,295

E-Commerce/Services — 2.0%
Priceline Group, Inc.†	9,318	9,406,335

Electric Products-Misc. — 1.6%
AMETEK, Inc.	75,163	3,600,308
Mobileye NV†	104,270	4,107,195

		7,707,503

Electronic Components-Semiconductors — 1.0%
Altera Corp.	114,700	3,776,497
NVIDIA Corp.	58,473	1,122,974

		4,899,471

Electronic Connectors — 1.2%
Amphenol Corp., Class A	107,844	5,792,301

Filtration/Separation Products — 1.5%
Pall Corp.	70,377	6,809,679

Finance-Credit Card — 3.7%
Visa, Inc., Class A	68,604	17,487,846

Finance-Other Services — 1.6%
Intercontinental Exchange, Inc.	35,894	7,384,473

Instruments-Controls — 0.9%
Mettler-Toledo International, Inc.†	14,527	4,415,482

Internet Content-Entertainment — 3.1%
Facebook, Inc., Class A†	192,942	14,646,227

Internet Content-Information/News — 0.9%
LinkedIn Corp., Class A†	19,282	4,333,437

Security Description	Shares	Value (Note 2)

Internet Infrastructure Software — 0.8%
F5 Networks, Inc.†	32,414	$3,618,051

Internet Security — 0.3%
FireEye, Inc.†	35,713	1,207,457

Investment Management/Advisor Services — 2.0%
Affiliated Managers Group, Inc.†	26,874	5,523,145
BlackRock, Inc.	11,940	4,065,689

		9,588,834

Machinery-General Industrial — 1.6%
Wabtec Corp.	88,420	7,378,649

Medical Instruments — 1.8%
Intuitive Surgical, Inc.†	17,078	8,444,729

Medical-Biomedical/Gene — 6.6%
Biogen Idec, Inc.†	37,609	14,635,919
Gilead Sciences, Inc.†	137,898	14,455,847
Illumina, Inc.†	9,980	1,947,996

		31,039,762

Medical-Drugs — 5.0%
Allergan, Inc.	79,045	17,331,407
Quintiles Transnational Holdings, Inc.†	97,474	5,897,177

		23,228,584

Medical-HMO — 3.1%
UnitedHealth Group, Inc.	137,580	14,617,875

Medical-Outpatient/Home Medical — 0.6%
Premier, Inc., Class A†	89,215	2,899,487

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	18,898	4,018,660

Multimedia — 1.7%
Walt Disney Co.	89,439	8,135,371

Oil Field Machinery & Equipment — 1.0%
FMC Technologies, Inc.†	122,664	4,597,447

Oil-Field Services — 1.4%
Schlumberger, Ltd.	77,072	6,349,962

Recreational Vehicles — 1.5%
Polaris Industries, Inc.	50,150	7,251,188

Retail-Auto Parts — 0.9%
O’Reilly Automotive, Inc.†	22,494	4,214,476

Retail-Building Products — 2.8%
Home Depot, Inc.	126,647	13,224,480

Retail-Discount — 1.7%
Costco Wholesale Corp.	56,867	8,131,412

Retail-Drug Store — 3.7%
CVS Health Corp.	178,029	17,475,327

Retail-Perfume & Cosmetics — 1.0%
Ulta Salon Cosmetics & Fragrance, Inc.†	35,416	4,672,787

Retail-Restaurants — 2.4%
Starbucks Corp.	127,046	11,120,336

Semiconductor Components-Integrated Circuits — 0.9%
Linear Technology Corp.	95,163	4,276,625

Telecom Services — 0.4%
Level 3 Communications, Inc.†	35,930	1,787,158

Tobacco — 2.3%
Philip Morris International, Inc.	132,243	10,611,178

180

SunAmerica Series Trust Alliance Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Transport-Truck — 0.9%
J.B. Hunt Transport Services, Inc.	51,330	$4,086,381

Vitamins & Nutrition Products — 1.6%
Mead Johnson Nutrition Co.	75,037	7,390,394

Web Portals/ISP — 3.8%
Google, Inc., Class A†	16,365	8,797,005
Google, Inc., Class C†	16,638	8,893,344

		17,690,349

Total Long-Term Investment Securities (cost $336,646,221)		428,194,229

SHORT-TERM INVESTMENT SECURITIES — 8.7%
Time Deposits — 8.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/02/2015 (cost $40,704,000)	$40,704,000	40,704,000

TOTAL INVESTMENTS (cost $377,350,221)(1)	100.0%	468,898,229
Other assets less liabilities	0.0	142,033

NET ASSETS	100.0%	$469,040,262

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$428,194,229	$—	$—	$428,194,229
Short-Term Investment Securities	—	40,704,000	—	40,704,000

Total Investments at Value	$428,194,229	$40,704,000	$—	$468,898,229

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

181

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	10.7%
Computers	7.5
Applications Software	5.4
Beverages-Non-alcoholic	4.2
Web Portals/ISP	3.8
Finance-Credit Card	3.4
Time Deposits	2.9
Medical-Generic Drugs	2.8
Internet Content-Entertainment	2.8
Food-Misc./Diversified	2.4
Enterprise Software/Service	2.4
Investment Management/Advisor Services	2.4
Retail-Building Products	2.4
Retail-Discount	2.2
Instruments-Controls	2.0
Computer Services	2.0
Oil-Field Services	1.9
Cable/Satellite TV	1.9
Television	1.7
Apparel Manufacturers	1.7
Medical-Wholesale Drug Distribution	1.6
E-Commerce/Services	1.5
Athletic Footwear	1.5
Oil Companies-Exploration & Production	1.4
Retail-Drug Store	1.4
Cosmetics & Toiletries	1.3
Insurance Brokers	1.3
Medical-HMO	1.3
Finance-Other Services	1.2
Engines-Internal Combustion	1.2
Diversified Manufacturing Operations	1.2
Retail-Apparel/Shoe	1.1
Metal Processors & Fabrication	1.1
Electronic Security Devices	1.1
Transport-Services	1.1
Aerospace/Defense-Equipment	1.1
Retail-Perfume & Cosmetics	1.1
Internet Content-Information/News	1.0
Electronic Forms	1.0
Pipelines	1.0
Real Estate Investment Trusts	1.0
Aerospace/Defense	1.0
Medical-Drugs	1.0
Industrial Gases	1.0
Advertising Agencies	1.0
Chemicals-Diversified	1.0
Networking Products	0.8
Computer Software	0.8
Auto/Truck Parts & Equipment-Original	0.8
Building Products-Cement	0.8
Computers-Memory Devices	0.8

101.0%

*	Calculated as a percentage of net assets

182

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Advertising Agencies — 1.0%
Interpublic Group of Cos., Inc.	45,170	$900,690

Aerospace/Defense — 1.0%
Raytheon Co.	9,100	910,455

Aerospace/Defense-Equipment — 1.1%
United Technologies Corp.	8,651	992,962

Apparel Manufacturers — 1.7%
Michael Kors Holdings, Ltd.†	14,610	1,034,242
Under Armour, Inc., Class A†	7,460	537,717

		1,571,959

Applications Software — 5.4%
Intuit, Inc.	16,440	1,427,321
Microsoft Corp.	56,678	2,289,791
salesforce.com, Inc.†	22,500	1,270,125

		4,987,237

Athletic Footwear — 1.5%
NIKE, Inc., Class B	14,960	1,380,060

Auto/Truck Parts & Equipment-Original — 0.8%
Delphi Automotive PLC	10,340	710,668

Beverages-Non-alcoholic — 4.2%
Coca-Cola Enterprises, Inc.	28,934	1,218,121
PepsiCo, Inc.	27,880	2,614,587

		3,832,708

Building Products-Cement — 0.8%
Martin Marietta Materials, Inc.	6,540	704,620

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	32,673	1,736,406

Chemicals-Diversified — 1.0%
Dow Chemical Co.	19,180	866,169

Computer Services — 2.0%
Accenture PLC, Class A	9,880	830,216
Cognizant Technology Solutions Corp., Class A†	18,140	981,918

		1,812,134

Computer Software — 0.8%
Akamai Technologies, Inc.†	12,230	711,236

Computers — 7.5%
Apple, Inc.	58,906	6,901,427

Computers-Memory Devices — 0.8%
EMC Corp.	26,598	689,686

Cosmetics & Toiletries — 1.3%
Estee Lauder Cos., Inc., Class A	17,320	1,222,619

Diversified Manufacturing Operations — 1.2%
Danaher Corp.	13,630	1,122,839

E-Commerce/Services — 1.5%
Priceline Group, Inc.†	1,375	1,388,035

Electronic Forms — 1.0%
Adobe Systems, Inc.†	13,450	943,248

Electronic Security Devices — 1.1%
Tyco International PLC	24,790	1,011,680

Engines-Internal Combustion — 1.2%
Cummins, Inc.	8,110	1,131,021

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 2.4%
Oracle Corp.	52,430	$2,196,293

Finance-Credit Card — 3.4%
Discover Financial Services	11,830	643,315
Visa, Inc., Class A	9,690	2,470,078

		3,113,393

Finance-Other Services — 1.2%
Intercontinental Exchange, Inc.	5,509	1,133,366

Food-Misc./Diversified — 2.4%
ConAgra Foods, Inc.	30,752	1,089,544
Mondelez International, Inc., Class A	32,047	1,129,336

		2,218,880

Industrial Gases — 1.0%
Praxair, Inc.	7,510	905,631

Instruments-Controls — 2.0%
Honeywell International, Inc.	18,700	1,828,112

Insurance Brokers — 1.3%
Marsh & McLennan Cos., Inc.	21,692	1,166,379

Internet Content-Entertainment — 2.8%
Facebook, Inc., Class A†	33,251	2,524,083

Internet Content-Information/News — 1.0%
LinkedIn Corp., Class A†	4,210	946,155

Investment Management/Advisor Services — 2.4%
Ameriprise Financial, Inc.	8,880	1,109,467
BlackRock, Inc.	3,180	1,082,822

		2,192,289

Medical-Biomedical/Gene — 10.7%
Alexion Pharmaceuticals, Inc.†	6,580	1,205,719
Biogen Idec, Inc.†	3,970	1,544,965
Celgene Corp.†	15,200	1,811,232
Gilead Sciences, Inc.†	20,825	2,183,085
Illumina, Inc.†	5,205	1,015,964
Regeneron Pharmaceuticals, Inc.†	2,150	895,819
Vertex Pharmaceuticals, Inc.†	10,710	1,179,599

		9,836,383

Medical-Drugs — 1.0%
Bristol-Myers Squibb Co.	15,040	906,461

Medical-Generic Drugs — 2.8%
Actavis PLC†	5,975	1,592,577
Perrigo Co. PLC	6,426	975,081

		2,567,658

Medical-HMO — 1.3%
UnitedHealth Group, Inc.	10,840	1,151,750

Medical-Wholesale Drug Distribution — 1.6%
McKesson Corp.	7,060	1,501,309

Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	5,076	1,015,708

Networking Products — 0.8%
Fortinet, Inc.†	24,222	724,117

Oil Companies-Exploration & Production — 1.4%
EOG Resources, Inc.	14,630	1,302,509

Oil-Field Services — 1.9%
Schlumberger, Ltd.	21,450	1,767,265

183

SunAmerica Series Trust Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Pipelines — 1.0%
Kinder Morgan, Inc.	22,546	$925,513

Real Estate Investment Trusts — 1.0%
American Tower Corp.	9,461	917,244

Retail-Apparel/Shoe — 1.1%
PVH Corp.	9,280	1,023,213

Retail-Building Products — 2.4%
Home Depot, Inc.	20,940	2,186,555

Retail-Discount — 2.2%
Costco Wholesale Corp.	8,435	1,206,121
Dollar General Corp.†	11,710	785,272

		1,991,393

Retail-Drug Store — 1.4%
CVS Health Corp.	13,030	1,279,025

Retail-Perfume & Cosmetics — 1.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	7,300	963,162

Television — 1.7%
AMC Networks, Inc., Class A†	10,513	701,217
CBS Corp., Class B	16,067	880,632

		1,581,849

Transport-Services — 1.1%
FedEx Corp.	5,980	1,011,278

Web Portals/ISP — 3.8%
Google, Inc., Class A†	3,240	1,741,662
Google, Inc., Class C†	3,240	1,731,845

		3,473,507

Total Long-Term Investment Securities (cost $79,307,984)		89,878,339

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.9%
Time Deposits — 2.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/02/2015 (cost $2,691,000)	$2,691,000	$2,691,000

TOTAL INVESTMENTS (cost $81,998,984)(1)	101.0%	92,569,339
Liabilities in excess of other assets	(1.0)	(892,352)

NET ASSETS	100.0%	$91,676,987

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$89,878,339	$—	$—	$89,878,339
Short-Term Investment Securities	—	2,691,000	—	2,691,000

Total Investments at Value	$89,878,339	$2,691,000	$—	$92,569,339

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

184

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Medical-Drugs	8.9%
Diversified Banking Institutions	6.5
Multimedia	4.9
Finance-Credit Card	4.4
Oil Companies-Exploration & Production	3.3
Computer Services	3.2
Web Portals/ISP	3.0
Diversified Manufacturing Operations	2.8
Cosmetics & Toiletries	2.7
Food-Misc./Diversified	2.6
Electronic Components-Semiconductors	2.2
Aerospace/Defense-Equipment	2.1
Computers	2.1
Computers-Memory Devices	2.0
Banks-Super Regional	2.0
Retail-Apparel/Shoe	2.0
Electric-Integrated	1.9
Investment Management/Advisor Services	1.9
Beverages-Wine/Spirits	1.9
Real Estate Investment Trusts	1.8
Cable/Satellite TV	1.8
Instruments-Scientific	1.8
Instruments-Controls	1.7
Industrial Gases	1.6
Commercial Services-Finance	1.5
Data Processing/Management	1.5
Retail-Bedding	1.5
Medical Instruments	1.4
Oil Field Machinery & Equipment	1.3
Transport-Rail	1.3
Oil-Field Services	1.3
Coatings/Paint	1.2
Metal Processors & Fabrication	1.2
Home Decoration Products	1.1
Retail-Restaurants	1.1
Time Deposits	1.1
Containers-Metal/Glass	1.1
Distribution/Wholesale	1.0
Retail-Regional Department Stores	1.0
Medical-Wholesale Drug Distribution	1.0
Finance-Other Services	1.0
Retail-Discount	1.0
Apparel Manufacturers	0.9
Medical Products	0.9
Chemicals-Specialty	0.9
Insurance-Multi-line	0.8
Textile-Apparel	0.8
Transport-Services	0.8
Medical-Generic Drugs	0.7
Applications Software	0.7
Athletic Footwear	0.6
Banks-Fiduciary	0.6
Engineering/R&D Services	0.6
Auto/Truck Parts & Equipment-Original	0.5
Commercial Paper	0.4

99.9%

*	Calculated as a percentage of net assets

185

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.2%
Aerospace/Defense-Equipment — 2.1%
United Technologies Corp.	207,712	$23,841,183

Apparel Manufacturers — 0.9%
VF Corp.	154,155	10,693,732

Applications Software — 0.7%
Citrix Systems, Inc.†	129,334	7,664,333

Athletic Footwear — 0.6%
NIKE, Inc., Class B	77,148	7,116,903

Auto/Truck Parts & Equipment-Original — 0.5%
Delphi Automotive PLC	78,309	5,382,178

Banks-Fiduciary — 0.6%
State Street Corp.	94,755	6,775,930

Banks-Super Regional — 2.0%
Wells Fargo & Co.	433,468	22,505,659

Beverages-Wine/Spirits — 1.9%
Diageo PLC(1)	292,997	8,678,874
Pernod Ricard SA(1)	108,598	13,042,838

		21,721,712

Cable/Satellite TV — 1.8%
Comcast Corp., Class A	377,039	20,037,738

Chemicals-Specialty — 0.9%
W.R. Grace & Co.†	121,322	10,516,191

Coatings/Paint — 1.2%
Sherwin-Williams Co.	51,437	13,953,315

Commercial Services-Finance — 1.5%
MasterCard, Inc., Class A	209,523	17,187,172

Computer Services — 3.2%
Accenture PLC, Class A	205,652	17,280,938
Cognizant Technology Solutions Corp., Class A†	346,261	18,743,108

		36,024,046

Computers — 2.1%
Apple, Inc.	109,381	12,815,078
Hewlett-Packard Co.	299,128	10,807,495

		23,622,573

Computers-Memory Devices — 2.0%
EMC Corp.	876,630	22,731,016

Containers-Metal/Glass — 1.1%
Crown Holdings, Inc.†	271,155	12,014,878

Cosmetics & Toiletries — 2.7%
Colgate-Palmolive Co.	168,480	11,375,770
Procter & Gamble Co.	235,988	19,891,428

		31,267,198

Data Processing/Management — 1.5%
Fidelity National Information Services, Inc.	266,251	16,622,050

Distribution/Wholesale — 1.0%
WW Grainger, Inc.	50,178	11,833,980

Diversified Banking Institutions — 6.5%
Bank of America Corp.	900,165	13,637,500
Goldman Sachs Group, Inc.	114,859	19,802,840

Security Description	Shares	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co.	572,889	$31,153,704
Morgan Stanley	288,718	9,761,555

		74,355,599

Diversified Manufacturing Operations — 2.8%
Danaher Corp.	394,836	32,526,590

Electric-Integrated — 1.7%
American Electric Power Co., Inc.	137,021	8,606,289
CMS Energy Corp.	297,856	11,238,107

		19,844,396

Electronic Components-Semiconductors — 2.2%
Altera Corp.	289,129	9,519,572
Microchip Technology, Inc.	352,190	15,883,769

		25,403,341

Engineering/R&D Services — 0.6%
Fluor Corp.	122,071	6,541,785

Finance-Credit Card — 4.4%
American Express Co.	255,284	20,598,866
Visa, Inc., Class A	114,835	29,272,590

		49,871,456

Finance-Other Services — 1.0%
NASDAQ OMX Group, Inc.	244,006	11,126,674

Food-Misc./Diversified — 2.6%
Danone SA(1)	183,678	12,348,166
General Mills, Inc.	88,515	4,645,267
Mondelez International, Inc., Class A	373,080	13,147,339

		30,140,772

Home Decoration Products — 1.1%
Newell Rubbermaid, Inc.	351,551	12,961,685

Industrial Gases — 1.6%
Linde AG(1)	46,626	8,950,912
Praxair, Inc.	74,585	8,994,205

		17,945,117

Instruments-Controls — 1.7%
Honeywell International, Inc.	199,644	19,517,197

Instruments-Scientific — 1.8%
Thermo Fisher Scientific, Inc.	160,004	20,034,101

Insurance-Multi-line — 0.8%
ACE, Ltd.†	89,282	9,638,885

Investment Management/Advisor Services — 1.9%
BlackRock, Inc.	53,644	18,266,319
Franklin Resources, Inc.	76,148	3,923,906

		22,190,225

Medical Instruments — 1.4%
Medtronic PLC	110,554	7,893,556
St. Jude Medical, Inc.	128,406	8,458,103

		16,351,659

Medical Products — 0.9%
Stryker Corp.	117,401	10,689,361

Medical-Drugs — 8.9%
Abbott Laboratories	245,418	10,984,910
AbbVie, Inc.	176,742	10,666,380
Bristol-Myers Squibb Co.	187,363	11,292,368

186

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Eli Lilly & Co.	100,927	$7,266,744
Endo International PLC†	175,546	13,975,217
Johnson & Johnson	241,028	24,136,544
Pfizer, Inc.	99,192	3,099,750
Valeant Pharmaceuticals International, Inc.†	127,016	20,318,749

		101,740,662

Medical-Generic Drugs — 0.7%
Actavis PLC†	31,954	8,517,019

Medical-Wholesale Drug Distribution — 1.0%
McKesson Corp.	54,367	11,561,143

Metal Processors & Fabrication — 1.2%
Precision Castparts Corp.	67,414	13,489,541

Multimedia — 4.9%
Time Warner, Inc.	240,040	18,706,317
Twenty-First Century Fox, Inc., Class A	395,658	13,120,019
Walt Disney Co.	260,085	23,657,332

		55,483,668

Oil Companies-Exploration & Production — 3.3%
EOG Resources, Inc.	188,328	16,766,842
Noble Energy, Inc.	238,363	11,379,449
Occidental Petroleum Corp.	115,331	9,226,480

		37,372,771

Oil Field Machinery & Equipment — 1.3%
Cameron International Corp.†	190,414	8,526,739
National Oilwell Varco, Inc.	124,060	6,752,586

		15,279,325

Oil-Field Services — 1.3%
Schlumberger, Ltd.	182,617	15,045,815

Real Estate Investment Trusts — 1.8%
American Tower Corp.	215,975	20,938,776

Retail-Apparel/Shoe — 2.0%
L Brands, Inc.	122,725	10,386,217
Ross Stores, Inc.	129,285	11,856,727

		22,242,944

Retail-Bedding — 1.5%
Bed Bath & Beyond, Inc.†	222,051	16,602,753

Retail-Discount — 1.0%
Target Corp.	149,443	11,000,499

Retail-Regional Department Stores — 1.0%
Kohl’s Corp.	194,534	11,617,570

Retail-Restaurants — 1.1%
McDonald’s Corp.	139,552	12,900,187

Textile-Apparel — 0.8%
LVMH Moet Hennessy Louis Vuitton SA(1)	59,666	9,633,815

Transport-Rail — 1.3%
Canadian National Railway Co.	231,479	15,272,984

Transport-Services — 0.8%
United Parcel Service, Inc., Class B	91,088	9,003,138

Security Description	Shares/ Principal Amount	Value (Note 2)
Web Portals/ISP — 3.0%
Google, Inc., Class A†	35,758	$19,221,713
Google, Inc., Class C†	28,616	15,295,824

		34,517,537

Total Common Stocks (cost $932,689,944)		1,122,870,777

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Electric-Integrated — 0.2%
Exelon Corp. 6.50% (cost $2,619,195)	51,771	2,710,729

Total Long-Term Investment Securities (cost $935,309,139)		1,125,581,506

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Commercial Paper — 0.4%
HSBC Americas, Inc. 0.05% due 02/02/2015	$5,034,000	5,033,993

Time Deposits — 1.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/02/2015	12,225,000	12,225,000

Total Short-Term Investment Securities (cost $17,258,993)		17,258,993

TOTAL INVESTMENTS (cost $952,568,132)(2)	99.9%	1,142,840,499
Other assets less liabilities	0.1	756,161

NET ASSETS	100.0%	$1,143,596,660

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2015. The aggregate value of these securities was $52,654,605 representing 4.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

187

SunAmerica Series Trust MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Beverages-Wine/Spirits	$—	$21,721,712	$—	$21,721,712
Food-Misc./Diversified	17,792,606	12,348,166	—	30,140,772
Industrial Gases	8,994,205	8,950,912	—	17,945,117
Textile-Apparel	—	9,633,815	—	9,633,815
Other Industries	1,043,429,361	—	—	1,043,429,361
Convertible Preferred Securities	2,710,729	—	—	2,710,729
Short-Term Investment Securities	—	17,258,993	—	17,258,993

Total Investments at Value	$1,072,926,901	$69,913,598	$—	$1,142,840,499

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

188

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	10.1%
Computers	6.6
Cable/Satellite TV	4.0
Internet Content-Entertainment	3.9
Medical-Drugs	3.7
Medical-Wholesale Drug Distribution	3.4
Multimedia	3.1
E-Commerce/Products	3.0
Transport-Rail	3.0
Web Portals/ISP	2.9
Retail-Restaurants	2.4
Finance-Credit Card	2.4
Applications Software	2.3
Electronic Components-Semiconductors	2.2
Recreational Vehicles	2.1
Retail-Major Department Stores	2.0
Athletic Footwear	2.0
Building-Heavy Construction	2.0
Beverages-Wine/Spirits	2.0
Apparel Manufacturers	1.9
Commercial Services-Finance	1.9
Investment Management/Advisor Services	1.8
Electronic Components-Misc.	1.8
Finance-Other Services	1.7
Advertising Agencies	1.6
Agricultural Chemicals	1.6
Semiconductor Equipment	1.6
Repurchase Agreements	1.6
Computers-Memory Devices	1.5
Oil Companies-Exploration & Production	1.5
Oil-Field Services	1.3
Networking Products	1.3
Medical-Generic Drugs	1.3
Airlines	1.2
Banks-Commercial	1.2
Transport-Truck	1.1
Machinery-General Industrial	1.1
Retail-Building Products	1.0
Finance-Investment Banker/Broker	0.9
Enterprise Software/Service	0.9
Building Products-Cement	0.8
Retail-Mail Order	0.8
Internet Content-Information/News	0.8
Oil Refining & Marketing	0.7
Hotels/Motels	0.7
Auto/Truck Parts & Equipment-Original	0.7
Retail-Apparel/Shoe	0.5
Aerospace/Defense	0.5

98.4%

*	Calculated as a percentage of net assets

189

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.8%
Advertising Agencies — 1.6%
Alliance Data Systems Corp.†	12,600	$3,639,258

Aerospace/Defense — 0.5%
Lockheed Martin Corp.	5,600	1,054,872

Agricultural Chemicals — 1.6%
Monsanto Co.	30,250	3,568,895

Airlines — 1.2%
Delta Air Lines, Inc.	56,910	2,692,412

Apparel Manufacturers — 1.9%
Under Armour, Inc., Class A†	58,930	4,247,674

Applications Software — 2.3%
salesforce.com, Inc.†	32,852	1,854,495
ServiceNow, Inc.†	44,220	3,223,638

		5,078,133

Athletic Footwear — 2.0%
NIKE, Inc., Class B	47,740	4,404,015

Auto/Truck Parts & Equipment-Original — 0.7%
Delphi Automotive PLC	22,270	1,530,617

Banks-Commercial — 1.2%
ICICI Bank, Ltd. ADR	222,792	2,675,732

Beverages-Wine/Spirits — 2.0%
Constellation Brands, Inc., Class A†	39,230	4,332,953

Building Products-Cement — 0.8%
Vulcan Materials Co.	23,950	1,688,715

Building-Heavy Construction — 2.0%
SBA Communications Corp., Class A†	37,460	4,371,582

Cable/Satellite TV — 4.0%
Comcast Corp., Class A	82,580	4,388,714
Liberty Global PLC, Class C†	97,198	4,431,257

		8,819,971

Commercial Services-Finance — 1.9%
McGraw Hill Financial, Inc.	46,090	4,122,290

Computers — 6.6%
Apple, Inc.	124,518	14,588,529

Computers-Memory Devices — 1.5%
Western Digital Corp.	34,650	3,369,020

E-Commerce/Products — 3.0%
Alibaba Group Holding, Ltd. ADR†	26,653	2,374,249
Amazon.com, Inc.†	11,767	4,171,755

		6,546,004

Electronic Components-Misc. — 1.8%
TE Connectivity, Ltd.†	60,100	3,990,039

Electronic Components-Semiconductors — 2.2%
Micron Technology, Inc.†	164,270	4,807,362

Enterprise Software/Service — 0.9%
Workday, Inc., Class A†	23,780	1,889,559

Finance-Credit Card — 2.4%
Visa, Inc., Class A	20,710	5,279,186

Finance-Investment Banker/Broker — 0.9%
Raymond James Financial, Inc.	39,880	2,098,486

Finance-Other Services — 1.7%
Intercontinental Exchange, Inc.	17,881	3,678,658

Security Description	Shares	Value (Note 2)

Hotels/Motels — 0.7%
Hilton Worldwide Holdings, Inc.†	59,620	$1,548,331

Internet Content-Entertainment — 3.9%
Facebook, Inc., Class A†	113,210	8,593,771

Internet Content-Information/News — 0.8%
LinkedIn Corp., Class A†	7,460	1,676,560

Investment Management/Advisor Services — 1.8%
Affiliated Managers Group, Inc.†	19,668	4,042,167

Machinery-General Industrial — 1.1%
Wabtec Corp.	28,670	2,392,512

Medical-Biomedical/Gene — 10.1%
Biogen Idec, Inc.†	13,980	5,440,457
Celgene Corp.†	38,720	4,613,875
Gilead Sciences, Inc.†	59,428	6,229,837
Regeneron Pharmaceuticals, Inc.†	8,070	3,362,446
Vertex Pharmaceuticals, Inc.†	24,590	2,708,343

		22,354,958

Medical-Drugs — 3.7%
AbbVie, Inc.	54,211	3,271,634
Bristol-Myers Squibb Co.	44,870	2,704,315
Eli Lilly & Co.	31,310	2,254,320

		8,230,269

Medical-Generic Drugs — 1.3%
Perrigo Co. PLC	18,680	2,834,503

Medical-Wholesale Drug Distribution — 3.4%
Cardinal Health, Inc.	37,070	3,083,853
McKesson Corp.	21,010	4,467,777

		7,551,630

Multimedia — 3.1%
Time Warner, Inc.	41,210	3,211,495
Twenty-First Century Fox, Inc., Class A	110,450	3,662,522

		6,874,017

Networking Products — 1.3%
Palo Alto Networks, Inc.†	22,526	2,847,061

Oil Companies-Exploration & Production — 1.5%
Pioneer Natural Resources Co.	22,270	3,352,303

Oil Refining & Marketing — 0.7%
Cheniere Energy, Inc.†	22,320	1,593,202

Oil-Field Services — 1.3%
Halliburton Co.	72,360	2,893,676

Recreational Vehicles — 2.1%
Polaris Industries, Inc.	31,920	4,615,313

Retail-Apparel/Shoe — 0.5%
Lululemon Athletica, Inc.†	17,430	1,154,563

Retail-Building Products — 1.0%
Home Depot, Inc.	21,200	2,213,704

Retail-Mail Order — 0.8%
Williams-Sonoma, Inc.	21,490	1,681,593

Retail-Major Department Stores — 2.0%
TJX Cos., Inc.	67,400	4,444,356

Retail-Restaurants — 2.4%
Chipotle Mexican Grill, Inc.†	4,920	3,492,413
Starbucks Corp.	20,910	1,830,252

		5,322,665

190

SunAmerica Series Trust Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Equipment — 1.6%
Applied Materials, Inc.	152,630	$3,486,069

Transport-Rail — 3.0%
Canadian Pacific Railway, Ltd.	12,400	2,165,908
Union Pacific Corp.	37,220	4,362,556

		6,528,464

Transport-Truck — 1.1%
Old Dominion Freight Line, Inc.†	36,360	2,549,563

Web Portals/ISP — 2.9%
Google, Inc., Class A†	3,060	1,644,903
Google, Inc., Class C†	8,730	4,666,360

		6,311,263

Total Long-Term Investment Securities (cost $187,866,736)		213,566,475

REPURCHASE AGREEMENTS — 1.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 01/30/2015, to be purchased 02/02/2015 in the amount of $3,468,000 and collateralized by $3,640,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $3,540,810 (cost $3,468,000)	$3,468,000	3,468,000

TOTAL INVESTMENTS (cost $191,334,736)(1)	98.4%	217,034,475
Other assets less liabilities	1.6	3,482,771

NET ASSETS	100.0%	$220,517,246

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR – American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$213,566,475	$—	$—	$213,566,475
Repurchase Agreements	—	3,468,000	—	3,468,000

Total Investments at Value	$213,566,475	$3,468,000	$—	$217,034,475

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

191

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	7.1%
Computers	5.8
Cable/Satellite TV	3.6
Chemicals-Diversified	3.2
Applications Software	3.1
Electronic Components-Semiconductors	3.0
Medical-Drugs	2.9
Computer Services	2.9
Web Portals/ISP	2.7
Internet Content-Entertainment	2.6
Telephone-Integrated	2.5
E-Commerce/Services	2.3
Finance-Credit Card	2.3
Real Estate Investment Trusts	2.3
Tobacco	2.3
Food-Misc./Diversified	2.2
Retail-Restaurants	2.1
Oil Companies-Exploration & Production	1.9
Entertainment Software	1.6
Retail-Drug Store	1.6
Medical-Wholesale Drug Distribution	1.6
Oil Refining & Marketing	1.5
Transport-Services	1.5
Retail-Apparel/Shoe	1.4
Aerospace/Defense-Equipment	1.4
Retail-Bedding	1.4
Retail-Auto Parts	1.3
Commercial Services-Finance	1.3
Cruise Lines	1.3
Aerospace/Defense	1.3
Engines-Internal Combustion	1.2
Food-Retail	1.2
Retail-Regional Department Stores	1.1
Transport-Rail	1.1
Beverages-Non-alcoholic	1.1
Insurance-Life/Health	1.1
Retail-Consumer Electronics	1.0
Cosmetics & Toiletries	1.0
Airlines	1.0
Instruments-Scientific	1.0
Food-Meat Products	1.0
Computer Aided Design	0.9
Coatings/Paint	0.9
Medical-HMO	0.9
Oil-Field Services	0.8
Data Processing/Management	0.8
Agricultural Operations	0.8
Athletic Footwear	0.8
Semiconductor Components-Integrated Circuits	0.7
Enterprise Software/Service	0.7
Metal Processors & Fabrication	0.7
Machinery-General Industrial	0.7
Auto/Truck Parts & Equipment-Original	0.7
Building-Residential/Commercial	0.7
Computers-Memory Devices	0.7
Oil Field Machinery & Equipment	0.6
Medical Instruments	0.6
Diversified Manufacturing Operations	0.6
Theaters	0.5
Building Products-Cement	0.5

Electric-Generation	0.5%
Medical-Hospitals	0.5
Insurance-Multi-line	0.3
Commercial Paper	0.3
E-Commerce/Products	0.2

99.2%

*	Calculated as a percentage of net assets

192

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.9%
Aerospace/Defense — 1.3%
General Dynamics Corp.	21,609	$2,878,535
Lockheed Martin Corp.	12,398	2,335,411

		5,213,946

Aerospace/Defense-Equipment — 1.4%
United Technologies Corp.	49,794	5,715,355

Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	68,430	3,190,891

Airlines — 1.0%
Delta Air Lines, Inc.	85,353	4,038,050

Applications Software — 3.1%
Citrix Systems, Inc.†	78,387	4,645,214
Intuit, Inc.	16,409	1,424,629
Microsoft Corp.	120,275	4,859,110
PTC, Inc.†	51,281	1,713,298

		12,642,251

Athletic Footwear — 0.8%
NIKE, Inc., Class B	34,263	3,160,762

Auto/Truck Parts & Equipment-Original — 0.7%
Lear Corp.	27,552	2,764,843

Beverages-Non-alcoholic — 1.1%
Coca-Cola Co.	74,677	3,074,452
PepsiCo, Inc.	15,686	1,471,033

		4,545,485

Building Products-Cement — 0.5%
Eagle Materials, Inc.	29,857	2,126,416

Building-Residential/Commercial — 0.7%
PulteGroup, Inc.	134,123	2,761,593

Cable/Satellite TV — 3.6%
Charter Communications, Inc., Class A†	20,289	3,065,972
Comcast Corp., Class A	131,068	6,965,609
Time Warner Cable, Inc.	36,038	4,905,853

		14,937,434

Chemicals-Diversified — 3.2%
Dow Chemical Co.	86,302	3,897,398
LyondellBasell Industries NV, Class A	70,594	5,583,280
PPG Industries, Inc.	16,361	3,646,540

		13,127,218

Coatings/Paint — 0.9%
Sherwin-Williams Co.	14,231	3,860,443

Commercial Services-Finance — 1.3%
FleetCor Technologies, Inc.†	39,183	5,505,212

Computer Aided Design — 0.9%
Aspen Technology, Inc.†	110,386	3,901,593

Computer Services — 2.9%
Accenture PLC, Class A	53,754	4,516,949
Cognizant Technology Solutions Corp., Class A†	103,858	5,621,833
International Business Machines Corp.	11,122	1,705,114

		11,843,896

Computers — 5.8%
Apple, Inc.	202,599	23,736,499

Security Description	Shares	Value (Note 2)
Computers-Memory Devices — 0.7%
Western Digital Corp.	27,836	$2,706,494

Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	60,589	4,090,969

Cruise Lines — 1.3%
Royal Caribbean Cruises, Ltd.†	71,446	5,397,745

Data Processing/Management — 0.8%
Fidelity National Information Services, Inc.	55,177	3,444,700

Diversified Manufacturing Operations — 0.6%
Eaton Corp. PLC	36,787	2,320,892

E-Commerce/Products — 0.2%
Amazon.com, Inc.†	2,469	875,335

E-Commerce/Services — 2.3%
Priceline Group, Inc.†	5,394	5,445,135
TripAdvisor, Inc.†	63,087	4,227,460

		9,672,595

Electric-Generation — 0.5%
AES Corp.	173,428	2,119,290

Electronic Components-Semiconductors — 3.0%
Avago Technologies, Ltd.†	64,226	6,607,571
Broadcom Corp., Class A	131,573	5,583,300

		12,190,871

Engines-Internal Combustion — 1.2%
Cummins, Inc.	35,537	4,955,990

Enterprise Software/Service — 0.7%
Oracle Corp.	70,175	2,939,631

Entertainment Software — 1.6%
Electronic Arts, Inc.†	123,211	6,759,355

Finance-Credit Card — 2.3%
Discover Financial Services	79,435	4,319,675
Visa, Inc., Class A	20,801	5,302,383

		9,622,058

Food-Meat Products — 1.0%
Tyson Foods, Inc., Class A	100,710	3,931,718

Food-Misc./Diversified — 2.2%
General Mills, Inc.	96,897	5,085,155
Mondelez International, Inc., Class A	112,271	3,956,430

		9,041,585

Food-Retail — 1.2%
Kroger Co.	68,887	4,756,647

Instruments-Scientific — 1.0%
Thermo Fisher Scientific, Inc.	31,950	4,000,460

Insurance-Life/Health — 1.1%
Prudential Financial, Inc.	57,609	4,371,371

Insurance-Multi-line — 0.3%
MetLife, Inc.	30,896	1,436,664

Internet Content-Entertainment — 2.6%
Facebook, Inc., Class A†	142,304	10,802,297

Machinery-General Industrial — 0.7%
Roper Industries, Inc.	18,504	2,855,907

Medical Instruments — 0.6%
Edwards Lifesciences Corp.†	19,657	2,464,005

193

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene — 7.1%
Alexion Pharmaceuticals, Inc.†	30,976	$5,676,042
Biogen Idec, Inc.†	22,684	8,827,705
Celgene Corp.†	44,361	5,286,057
Gilead Sciences, Inc.†	39,129	4,101,893
Illumina, Inc.†	27,493	5,366,359

		29,258,056

Medical-Drugs — 2.9%
Bristol-Myers Squibb Co.	122,180	7,363,788
Endo International PLC†	57,962	4,614,355

		11,978,143

Medical-HMO — 0.9%
Anthem, Inc.	13,923	1,879,048
Centene Corp.†	15,852	1,730,404

		3,609,452

Medical-Hospitals — 0.5%
HCA Holdings, Inc.†	27,239	1,928,521

Medical-Wholesale Drug Distribution — 1.6%
McKesson Corp.	30,123	6,405,656

Metal Processors & Fabrication — 0.7%
Precision Castparts Corp.	14,311	2,863,631

Oil Companies-Exploration & Production — 1.9%
Cabot Oil & Gas Corp.	111,205	2,946,933
EOG Resources, Inc.	56,104	4,994,939

		7,941,872

Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	57,964	2,595,628

Oil Refining & Marketing — 1.5%
Marathon Petroleum Corp.	66,325	6,141,032

Oil-Field Services — 0.8%
Schlumberger, Ltd.	42,076	3,466,642

Real Estate Investment Trusts — 2.3%
American Tower Corp.	50,767	4,921,861
Iron Mountain, Inc.	115,741	4,611,121

		9,532,982

Retail-Apparel/Shoe — 1.4%
Ross Stores, Inc.	63,947	5,864,579

Retail-Auto Parts — 1.3%
AutoZone, Inc.†	9,243	5,517,701

Retail-Bedding — 1.4%
Bed Bath & Beyond, Inc.†	75,943	5,678,258

Retail-Consumer Electronics — 1.0%
Best Buy Co., Inc.	121,566	4,279,123

Retail-Drug Store — 1.6%
CVS Health Corp.	66,868	6,563,763

Retail-Regional Department Stores — 1.1%
Macy’s, Inc.	73,903	4,720,924

Retail-Restaurants — 2.1%
McDonald’s Corp.	36,305	3,356,034
Yum! Brands, Inc.	71,101	5,139,181

		8,495,215

Semiconductor Components-Integrated Circuits — 0.7%
QUALCOMM, Inc.	47,842	2,988,211

Security Description	Shares/ Principal Amount	Value (Note 2)
Telephone-Integrated — 2.5%
Frontier Communications Corp.	282,961	$1,900,083
Verizon Communications, Inc.	188,135	8,599,651

		10,499,734

Theaters — 0.5%
Cinemark Holdings, Inc.	58,399	2,170,691

Tobacco — 2.3%
Lorillard, Inc.	46,500	3,050,865
Philip Morris International, Inc.	77,904	6,251,017

		9,301,882

Transport-Rail — 1.1%
Union Pacific Corp.	39,156	4,589,475

Transport-Services — 1.5%
United Parcel Service, Inc., Class B	62,053	6,133,319

Web Portals/ISP — 2.7%
Google, Inc., Class A†	10,210	5,488,386
Google, Inc., Class C†	10,429	5,574,509

		11,062,895

Total Long-Term Investment Securities (cost $381,500,856)		407,415,851

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Commercial Paper — 0.3%
HSBC USA, Inc. 0.05% due 02/02/2015 (cost $1,136,998)	$1,137,000	1,136,998

TOTAL INVESTMENTS (cost $382,637,854)(1)	99.2%	408,552,849
Other assets less liabilities	0.8	3,159,056

NET ASSETS	100.0%	$411,711,905

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

194

SunAmerica Series Trust Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$407,415,851	$—	$—	$407,415,851
Short-Term Investment Securities	—	1,136,998	—	1,136,998

Total Investments at Value	$407,415,851	$1,136,998	$—	$408,552,849

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

195

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	96.6%
Real Estate Operations & Development	2.0
Time Deposits	1.7

100.3%

*	Calculated as a percentage of net assets

196

SunAmerica Series Trust Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.6%
Real Estate Investment Trusts — 96.6%
Alexandria Real Estate Equities, Inc.	185,571	$18,096,884
American Campus Communities, Inc.	293,300	12,893,468
American Realty Capital Properties, Inc.	498,200	4,615,823
Ashford Hospitality Prime, Inc.	209,695	3,598,366
AvalonBay Communities, Inc.	38,325	6,629,842
Boston Properties, Inc.	193,442	26,849,750
Cedar Realty Trust, Inc.	573,480	4,564,901
Corrections Corp. of America	115,325	4,534,579
Cousins Properties, Inc.	488,500	5,393,040
DCT Industrial Trust, Inc.	425,525	16,067,824
Digital Realty Trust, Inc.	268,600	19,591,684
Duke Realty Corp.	420,900	9,188,247
Equity LifeStyle Properties, Inc.	15,889	869,605
Equity Residential	75,654	5,871,507
Essex Property Trust, Inc.	99,313	22,449,704
Excel Trust, Inc.	171,427	2,406,835
Extra Space Storage, Inc.	236,600	15,615,600
Federal Realty Investment Trust	112,759	16,211,361
FelCor Lodging Trust, Inc.	1,224,172	12,253,962
Gramercy Property Trust, Inc.	395,200	2,734,784
HCP, Inc.	564,355	26,688,348
Health Care REIT, Inc.	50,214	4,115,037
Host Hotels & Resorts, Inc.	240,887	5,513,903
Kite Realty Group Trust	263,834	8,062,767
LaSalle Hotel Properties	132,604	5,365,158
Lexington Realty Trust	241,728	2,758,116
Medical Properties Trust, Inc.	138,400	2,127,208
New York REIT, Inc.	233,300	2,433,319
Piedmont Office Realty Trust, Inc., Class A	123,126	2,404,651
Post Properties, Inc.	175,949	10,688,902
Prologis, Inc.	97,767	4,413,202
Public Storage	65,342	13,123,287
Ramco-Gershenson Properties Trust	56,700	1,109,619
Realty Income Corp.	87,700	4,762,987
RLJ Lodging Trust	160,500	5,468,235
Sabra Health Care REIT, Inc.	181,600	5,938,320

Security Description	Shares/ Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Select Income REIT	10,100	$251,187
Senior Housing Properties Trust	482,647	11,240,849
Simon Property Group, Inc.	265,969	52,837,402
SL Green Realty Corp.	171,467	21,604,842
STORE Capital Corp.	416,600	9,565,136
Sun Communities, Inc.	98,200	6,651,086
Sunstone Hotel Investors, Inc.	226,203	3,856,761
Tanger Factory Outlet Centers, Inc.	35,800	1,408,730
Taubman Centers, Inc.	149,700	12,267,915
Terreno Realty Corp.	134,950	3,076,860
UDR, Inc.	454,800	15,126,648
Urban Edge Properties†	203,250	4,825,155
Ventas, Inc.	158,845	12,677,419
Vornado Realty Trust	20,300	2,241,932
WP Carey, Inc.	125,481	9,010,791
WP GLIMCHER, Inc.	414,234	7,323,657

		489,377,195

Real Estate Operations & Development — 2.0%
Forest City Enterprises, Inc., Class A†	417,391	10,226,079

Total Long-Term Investment Securities (cost $412,798,669)		499,603,274

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Time Deposits — 1.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/02/2015 (cost $8,433,000)	$8,433,000	8,433,000

TOTAL INVESTMENTS (cost $421,231,669)(1)	100.3%	508,036,274
Liabilities in excess of other assets	(0.3)	(1,621,990)

NET ASSETS	100.0%	$506,414,284

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$499,603,274	$—	$—	$499,603,274
Short-Term Investment Securities	—	8,433,000	—	8,433,000

Total Investments at Value	$499,603,274	$8,433,000	$—	$508,036,274

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

197

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Chemicals-Specialty	7.5%
Retail-Apparel/Shoe	6.3
Time Deposits	5.9
Oil-Field Services	3.6
Insurance-Reinsurance	3.0
Machinery-Electrical	2.8
Building-Mobile Home/Manufactured Housing	2.8
Home Furnishings	2.7
Oil Companies-Exploration & Production	2.4
Building & Construction Products-Misc.	2.4
Chemicals-Diversified	2.3
Diversified Manufacturing Operations	2.2
Medical Sterilization Products	2.2
Medical Products	2.1
U.S. Government Agencies	2.0
Retail-Automobile	2.0
Food-Meat Products	2.0
Aerospace/Defense-Equipment	2.0
Building-Heavy Construction	1.9
Building Products-Wood	1.9
Banks-Commercial	1.8
Insurance-Property/Casualty	1.8
Steel-Producers	1.8
Insurance-Life/Health	1.8
Auto-Truck Trailers	1.7
Engineering/R&D Services	1.7
Miscellaneous Manufacturing	1.7
Machinery-Construction & Mining	1.7
Metal Processors & Fabrication	1.6
Chemicals-Plastics	1.5
Batteries/Battery Systems	1.5
Machine Tools & Related Products	1.5
Electronic Components-Misc.	1.3
Coatings/Paint	1.2
Recreational Vehicles	1.2
Building Products-Doors & Windows	1.1
Environmental Monitoring & Detection	1.1
Insurance-Multi-line	1.1
Building-Residential/Commercial	1.0
Machinery-Farming	1.0
Containers-Metal/Glass	0.9
Rental Auto/Equipment	0.9
Lasers-System/Components	0.8
Savings & Loans/Thrifts	0.8
Distribution/Wholesale	0.7
Oil & Gas Drilling	0.7
Transport-Rail	0.6
Agricultural Operations	0.6
Airlines	0.6
Machinery-General Industrial	0.5
Engines-Internal Combustion	0.5
Retail-Auto Parts	0.5
Power Converter/Supply Equipment	0.4
Transport-Marine	0.4
Steel-Specialty	0.4
Insurance Brokers	0.4
Semiconductor Equipment	0.4
Retail-Leisure Products	0.3
Real Estate Investment Trusts	0.2
Instruments-Controls	0.2
Consumer Products-Misc.	0.1

100.0%

*	Calculated as a percentage of net assets

198

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 91.6%
Aerospace/Defense-Equipment — 2.0%
AAR Corp.	339,400	$9,727,204

Agricultural Operations — 0.6%
GrainCorp., Ltd., Class A(1)	450,000	3,105,722

Airlines — 0.6%
SkyWest, Inc.	229,800	2,883,990

Auto-Truck Trailers — 1.7%
Wabash National Corp.†	688,100	8,580,607

Banks-Commercial — 1.8%
Chemical Financial Corp.	176,500	5,005,540
OFG Bancorp	96,300	1,550,430
Peoples Bancorp, Inc.	38,500	879,725
TrustCo Bank Corp.	236,000	1,517,480

		8,953,175

Batteries/Battery Systems — 1.5%
EnerSys	126,900	7,408,422

Building & Construction Products-Misc. — 2.4%
Drew Industries, Inc.†	95,100	4,781,628
Gibraltar Industries, Inc.†	233,800	3,539,732
Simpson Manufacturing Co., Inc.	104,000	3,394,560

		11,715,920

Building Products-Doors & Windows — 1.1%
Apogee Enterprises, Inc.	124,313	5,377,780
Griffon Corp.	9,600	141,024

		5,518,804

Building Products-Wood — 1.9%
Universal Forest Products, Inc.	181,782	9,100,007

Building-Heavy Construction — 1.9%
Granite Construction, Inc.	280,400	9,556,032

Building-Mobile Home/Manufactured Housing — 2.8%
Thor Industries, Inc.	191,400	10,785,390
Winnebago Industries, Inc.	143,800	2,860,182

		13,645,572

Building-Residential/Commercial — 1.0%
M/I Homes, Inc.†	237,000	4,891,680

Chemicals-Diversified — 2.3%
Axiall Corp.	259,500	11,482,875

Chemicals-Plastics — 1.5%
A. Schulman, Inc.	213,800	7,450,930

Chemicals-Specialty — 7.5%
Cabot Corp.	141,700	6,009,497
H.B. Fuller Co.	227,100	9,345,165
Minerals Technologies, Inc.	95,100	6,212,883
Sensient Technologies Corp.	200,500	12,230,500
Stepan Co.	84,100	3,229,440

		37,027,485

Coatings/Paint — 1.2%
RPM International, Inc.	125,500	6,006,430

Consumer Products-Misc. — 0.1%
Helen of Troy, Ltd.†	7,200	541,584

Containers-Metal/Glass — 0.9%
Gerresheimer AG(1)	77,588	4,240,882

Security Description	Shares	Value (Note 2)
Distribution/Wholesale — 0.7%
Ingram Micro, Inc., Class A†	143,900	$3,623,402

Diversified Manufacturing Operations — 2.2%
Carlisle Cos., Inc.	67,800	6,080,304
EnPro Industries, Inc.†	81,600	4,841,328

		10,921,632

Electronic Components-Misc. — 1.3%
Gentex Corp.	385,400	6,432,326

Engineering/R&D Services — 1.7%
EMCOR Group, Inc.	203,700	8,221,332

Engines-Internal Combustion — 0.5%
Briggs & Stratton Corp.	126,900	2,336,229

Environmental Monitoring & Detection — 1.1%
MSA Safety, Inc.	125,323	5,471,602

Food-Meat Products — 2.0%
Maple Leaf Foods, Inc.	614,600	9,857,203

Home Furnishings — 2.7%
Hooker Furniture Corp.	70,500	1,271,820
La-Z-Boy, Inc.	449,000	11,983,810

		13,255,630

Instruments-Controls — 0.2%
Watts Water Technologies, Inc., Class A	14,000	820,820

Insurance Brokers — 0.4%
Arthur J. Gallagher & Co.	42,700	1,897,161

Insurance-Life/Health — 1.8%
StanCorp Financial Group, Inc.	142,600	8,846,904

Insurance-Multi-line — 1.1%
Assurant, Inc.	11,900	755,769
Old Republic International Corp.	330,000	4,633,200

		5,388,969

Insurance-Property/Casualty — 1.8%
Hanover Insurance Group, Inc.	97,500	6,727,500
HCC Insurance Holdings, Inc.	41,500	2,213,610

		8,941,110

Insurance-Reinsurance — 3.0%
Aspen Insurance Holdings, Ltd.	178,700	7,741,284
Montpelier Re Holdings, Ltd.	83,600	2,936,868
Validus Holdings, Ltd.	96,958	3,844,385

		14,522,537

Lasers-System/Components — 0.8%
Rofin-Sinar Technologies, Inc.†	148,100	3,986,852

Machine Tools & Related Products — 1.5%
Kennametal, Inc.	73,100	2,296,802
Lincoln Electric Holdings, Inc.	74,800	5,079,668

		7,376,470

Machinery-Construction & Mining — 1.7%
Astec Industries, Inc.	228,500	8,125,460

Machinery-Electrical — 2.8%
Franklin Electric Co., Inc.	106,700	3,650,207
Regal-Beloit Corp.	145,900	10,045,215

		13,695,422

Machinery-Farming — 1.0%
Lindsay Corp.	54,400	4,701,248

199

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-General Industrial — 0.5%
Applied Industrial Technologies, Inc.	66,376	$2,683,581

Medical Products — 2.1%
Hill-Rom Holdings, Inc.	99,200	4,737,792
Teleflex, Inc.	50,000	5,478,000

		10,215,792

Medical Sterilization Products — 2.2%
STERIS Corp.	162,200	10,578,684

Metal Processors & Fabrication — 1.6%
Mueller Industries, Inc.	248,400	7,797,276

Miscellaneous Manufacturing — 1.7%
AptarGroup, Inc.	16,600	1,047,626
Hillenbrand, Inc.	226,000	7,098,660

		8,146,286

Oil & Gas Drilling — 0.7%
Rowan Cos. plc, Class A	165,700	3,499,584

Oil Companies-Exploration & Production — 1.9%
Energen Corp.	50,000	3,171,000
Unit Corp.†	215,000	6,402,700

		9,573,700

Oil-Field Services — 3.6%
Bristow Group, Inc.	146,000	8,133,660
Helix Energy Solutions Group, Inc.†	209,700	3,936,069
Hunting PLC(1)	235,200	1,404,924
Oil States International, Inc.†	102,300	4,201,461

		17,676,114

Power Converter/Supply Equipment — 0.4%
Powell Industries, Inc.	51,100	1,993,411

Real Estate Investment Trusts — 0.2%
Excel Trust, Inc.	74,768	1,049,743

Recreational Vehicles — 1.2%
Brunswick Corp.	104,600	5,677,688

Rental Auto/Equipment — 0.9%
McGrath RentCorp	137,610	4,180,592

Retail-Apparel/Shoe — 6.3%
Brown Shoe Co., Inc.	278,200	7,898,098
Cato Corp., Class A	125,100	5,304,240
Genesco, Inc.†	113,300	8,095,285
Men’s Wearhouse, Inc.	212,600	9,879,522

		31,177,145

Retail-Auto Parts — 0.5%
Pep Boys-Manny Moe & Jack†	268,000	2,259,240

Retail-Automobile — 2.0%
Group 1 Automotive, Inc.	123,400	9,920,126

Retail-Leisure Products — 0.3%
West Marine, Inc.†	137,500	1,650,000

Savings & Loans/Thrifts — 0.8%
EverBank Financial Corp.	216,300	3,774,435

Semiconductor Equipment — 0.4%
Cohu, Inc.	161,000	1,824,130

Security Description	Shares/ Principal Amount	Value (Note 2)
Steel-Producers — 1.8%
Carpenter Technology Corp.	185,100	$7,022,694
Steel Dynamics, Inc.	111,000	1,891,440

		8,914,134

Steel-Specialty — 0.4%
Allegheny Technologies, Inc.	67,500	1,925,775

Transport-Marine — 0.4%
Tidewater, Inc.	67,200	1,966,272

Transport-Rail — 0.6%
Genesee & Wyoming, Inc., Class A†	37,800	3,116,610

Total Common Stocks (cost $370,952,594)		449,859,948

U.S. CORPORATE BONDS & NOTES — 0.5%
Oil Companies-Exploration & Production — 0.5%
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021 (cost $2,545,910)	$2,636,000	2,477,840

Total Long-Term Investment Securities (cost $373,498,504)		452,337,788

SHORT-TERM INVESTMENT SECURITIES — 7.9%
Time Deposits — 5.9%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/02/2015	28,971,000	28,971,000

U.S. Government Agencies — 2.0%
Federal Home Loan Bank Disc. Notes zero coupon due 02/02/2015	10,000,000	10,000,000

Total Short-Term Investment Securities (cost $38,971,000)		38,971,000

TOTAL INVESTMENTS (cost $412,469,504)(2)	100.0%	491,308,788
Other assets less liabilities	0.0	5,026

NET ASSETS —	100.0%	$491,313,814

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2015. The aggregate value of these securities was $8,751,528 representing 1.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

200

SunAmerica Series Trust Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ASSETS:
Investments at Value:*
Common Stocks
Agricultural Operations	$—	$3,105,722	$—	$3,105,722
Containers-Metal/Glass	—	4,240,882	—	4,240,882
Oil-Field Services	16,271,190	1,404,924	—	17,676,114
Other Industries	424,837,230	—	—	424,837,230
U.S. Corporate Bonds & Notes	—	2,477,840	—	2,477,840
Short-Term Investment Securities	—	38,971,000	—	38,971,000

Total Investments at Value	$441,108,420	$50,200,368	$—	$491,308,788

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

201

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	4.4%
Repurchase Agreement	3.8
Applications Software	3.4
Oil Companies-Exploration & Production	3.1
Apparel Manufacturers	2.8
Lighting Products & Systems	2.7
Diversified Manufacturing Operations	2.6
Medical-Drugs	2.6
Distribution/Wholesale	2.4
Semiconductor Equipment	2.3
Finance-Investment Banker/Broker	2.3
E-Commerce/Services	2.2
Coatings/Paint	2.2
Real Estate Management/Services	2.1
Investment Management/Advisor Services	2.1
Enterprise Software/Service	2.1
Banks-Commercial	2.1
Airlines	2.0
Advertising Agencies	1.9
Retail-Perfume & Cosmetics	1.8
Electronic Connectors	1.7
Retail-Restaurants	1.7
Electronic Components-Semiconductors	1.6
Semiconductor Components-Integrated Circuits	1.6
Building & Construction Products-Misc.	1.5
Networking Products	1.5
Beverages-Non-alcoholic	1.5
Entertainment Software	1.4
Auto-Cars/Light Trucks	1.4
Commercial Services-Finance	1.3
Food-Retail	1.3
Medical-HMO	1.3
Filtration/Separation Products	1.3
Hazardous Waste Disposal	1.3
Commercial Services	1.2
Retail-Apparel/Shoe	1.2
Physicians Practice Management	1.2
Medical Products	1.2
Retail-Auto Parts	1.2
Motorcycle/Motor Scooter	1.2
Computers-Integrated Systems	1.1
Hotels/Motels	1.1
Machinery-General Industrial	1.1
Retail-Discount	1.0
Computer Aided Design	1.0
Real Estate Operations & Development	1.0
Textile-Home Furnishings	1.0
Consulting Services	0.9
Cruise Lines	0.9
Building Products-Cement	0.9
Pipelines	0.9
Retail-Vitamins & Nutrition Supplements	0.8
Retail-Computer Equipment	0.8
Building-Residential/Commercial	0.8
Retail-Mail Order	0.8
Medical-Hospitals	0.8
Internet Content-Entertainment	0.8
Medical-Generic Drugs	0.7
Telecom Equipment-Fiber Optics	0.7
Medical-Outpatient/Home Medical	0.7
Transport-Rail	0.7

Oil Field Machinery & Equipment	0.6%
Transport-Truck	0.6
Computers-Memory Devices	0.5
Patient Monitoring Equipment	0.5
Electric Products-Misc.	0.5
Wireless Equipment	0.4
Transport-Marine	0.3

100.4%

*	Calculated as a percentage of net assets

202

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.6%
Advertising Agencies — 1.9%
Alliance Data Systems Corp.†	22,300	$6,440,909

Airlines — 2.0%
Delta Air Lines, Inc.	143,200	6,774,792

Apparel Manufacturers — 2.8%
Gildan Activewear, Inc.	35,547	2,074,878
Michael Kors Holdings, Ltd.†	71,800	5,082,722
Ralph Lauren Corp.	15,200	2,536,728

		9,694,328

Applications Software — 3.4%
Dealertrack Technologies, Inc.†	88,900	3,573,780
NetSuite, Inc.†	21,700	2,135,931
ServiceNow, Inc.†	47,200	3,440,880
Tableau Software, Inc., Class A†	29,300	2,366,268

		11,516,859

Auto-Cars/Light Trucks — 1.4%
Tesla Motors, Inc.†	22,800	4,642,080

Banks-Commercial — 2.1%
East West Bancorp, Inc.	89,200	3,227,256
Signature Bank†	32,600	3,818,438

		7,045,694

Beverages-Non-alcoholic — 1.5%
Monster Beverage Corp.†	43,900	5,134,105

Building & Construction Products-Misc. — 1.5%
Fortune Brands Home & Security, Inc.	116,700	5,226,993

Building Products-Cement — 0.9%
Eagle Materials, Inc.	43,800	3,119,436

Building-Residential/Commercial — 0.8%
Toll Brothers, Inc.†	81,700	2,828,454

Coatings/Paint — 2.2%
Sherwin-Williams Co.	28,000	7,595,560

Commercial Services — 1.2%
CoStar Group, Inc.†	22,900	4,225,279

Commercial Services-Finance — 1.3%
Moody’s Corp.	50,000	4,566,500

Computer Aided Design — 1.0%
Autodesk, Inc.†	65,300	3,526,527

Computers-Integrated Systems — 1.1%
VeriFone Systems, Inc.†	123,500	3,876,665

Computers-Memory Devices — 0.5%
SanDisk Corp.	22,500	1,707,975

Consulting Services — 0.9%
Gartner, Inc.†	38,200	3,217,204

Cruise Lines — 0.9%
Norwegian Cruise Line Holdings, Ltd.†	72,241	3,161,266

Distribution/Wholesale — 2.4%
HD Supply Holdings, Inc.†	186,900	5,388,327
Watsco, Inc.	27,400	2,982,764

		8,371,091

Diversified Manufacturing Operations — 2.6%
A.O. Smith Corp.	64,900	3,855,709
Carlisle Cos., Inc.	58,300	5,228,344

		9,084,053

Security Description	Shares	Value (Note 2)
E-Commerce/Services — 2.2%
Netflix, Inc.†	14,050	$6,207,290
TripAdvisor, Inc.†	22,100	1,480,921

		7,688,211

Electric Products-Misc. — 0.5%
Mobileye NV†	41,300	1,626,807

Electronic Components-Semiconductors — 1.6%
Avago Technologies, Ltd.	54,500	5,606,960

Electronic Connectors — 1.7%
Amphenol Corp., Class A	111,200	5,972,552

Enterprise Software/Service — 2.1%
Guidewire Software, Inc.†	58,200	2,915,820
Veeva Systems, Inc., Class A†	61,600	1,771,616
Workday, Inc., Class A†	30,600	2,431,476

		7,118,912

Entertainment Software — 1.4%
Electronic Arts, Inc.†	89,300	4,898,998

Filtration/Separation Products — 1.3%
Pall Corp.	45,300	4,383,228

Finance-Investment Banker/Broker — 2.3%
Lazard, Ltd., Class A	73,700	3,375,460
TD Ameritrade Holding Corp.	134,500	4,356,455

		7,731,915

Food-Retail — 1.3%
Sprouts Farmers Market, Inc.†	121,300	4,416,533

Hazardous Waste Disposal — 1.3%
Stericycle, Inc.†	32,760	4,301,060

Hotels/Motels — 1.1%
Hilton Worldwide Holdings, Inc.†	146,900	3,814,993

Internet Content-Entertainment — 0.8%
Twitter, Inc.†	68,700	2,578,311

Investment Management/Advisor Services — 2.1%
Affiliated Managers Group, Inc.†	35,100	7,213,752

Lighting Products & Systems — 2.7%
Acuity Brands, Inc.	62,500	9,368,125

Machinery-General Industrial — 1.1%
Middleby Corp.†	38,500	3,658,270

Medical Products — 1.2%
Sirona Dental Systems, Inc.†	46,200	4,168,164

Medical-Biomedical/Gene — 4.4%
Alexion Pharmaceuticals, Inc.†	14,400	2,638,656
Illumina, Inc.†	41,420	8,084,770
Vertex Pharmaceuticals, Inc.†	41,100	4,526,754

		15,250,180

Medical-Drugs — 2.6%
Jazz Pharmaceuticals PLC†	17,246	2,920,438
Receptos, Inc.†	17,500	1,927,975
Valeant Pharmaceuticals International, Inc.†	25,800	4,127,226

		8,975,639

Medical-Generic Drugs — 0.7%
Perrigo Co. PLC	16,500	2,503,710

203

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS —January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-HMO — 1.3%
Humana, Inc.	30,020	$4,396,129

Medical-Hospitals — 0.8%
Acadia Healthcare Co., Inc.†	45,100	2,604,525

Medical-Outpatient/Home Medical — 0.7%
Premier, Inc., Class A†	74,300	2,414,750

Motorcycle/Motor Scooter — 1.2%
Harley-Davidson, Inc.	64,000	3,948,800

Networking Products — 1.5%
Arista Networks, Inc.†	31,200	1,969,344
Palo Alto Networks, Inc.†	25,600	3,235,584

		5,204,928

Oil Companies-Exploration & Production — 3.1%
Antero Resources Corp.†	41,100	1,424,115
Concho Resources, Inc.†	46,700	5,176,695
Laredo Petroleum, Inc.†	123,500	1,211,535
Range Resources Corp.	64,000	2,961,280

		10,773,625

Oil Field Machinery & Equipment — 0.6%
Dril-Quip, Inc.†	28,800	2,137,824

Patient Monitoring Equipment — 0.5%
Insulet Corp.†	56,500	1,660,535

Physicians Practice Management — 1.2%
Envision Healthcare Holdings, Inc.†	121,900	4,190,922

Pipelines — 0.9%
Plains All American Pipeline LP	59,100	2,930,769

Real Estate Management/Services — 2.1%
CBRE Group, Inc., Class A†	223,900	7,240,926

Real Estate Operations & Development — 1.0%
Brookdale Senior Living, Inc.†	102,400	3,456,000

Retail-Apparel/Shoe — 1.2%
Urban Outfitters, Inc.†	120,600	4,204,116

Retail-Auto Parts — 1.2%
Advance Auto Parts, Inc.	25,500	4,054,500

Retail-Computer Equipment — 0.8%
GameStop Corp., Class A	81,400	2,869,350

Retail-Discount — 1.0%
Big Lots, Inc.	77,400	3,553,434

Retail-Mail Order — 0.8%
Williams-Sonoma, Inc.	34,500	2,699,625

Retail-Perfume & Cosmetics — 1.8%
Ulta Salon Cosmetics & Fragrance, Inc.†	47,000	6,201,180

Retail-Restaurants — 1.7%
Chipotle Mexican Grill, Inc.†	4,500	3,194,280
Panera Bread Co., Class A†	15,600	2,681,016

		5,875,296

Retail-Vitamins & Nutrition Supplements — 0.8%
GNC Holdings, Inc., Class A	65,400	2,899,836

Semiconductor Components-Integrated Circuits — 1.6%
NXP Semiconductors NV†	67,000	5,315,780

Security Description	Shares/ Principal Amount	Value (Note 2)
Semiconductor Equipment — 2.3%
Applied Materials, Inc.	162,900	$3,720,636
Lam Research Corp.	54,700	4,181,268

		7,901,904

Telecom Equipment-Fiber Optics — 0.7%
Ciena Corp.†	134,000	2,481,680

Textile-Home Furnishings — 1.0%
Mohawk Industries, Inc.†	19,700	3,251,288

Transport-Marine — 0.3%
Kirby Corp.†	12,405	899,238

Transport-Rail — 0.7%
Canadian Pacific Railway, Ltd.	12,700	2,218,309

Transport-Truck — 0.6%
Landstar System, Inc.	32,700	2,095,416

Wireless Equipment — 0.4%
Aruba Networks, Inc.†	81,800	1,356,244

Total Long-Term Investment Securities (cost $268,915,447)		331,869,019

REPURCHASE AGREEMENT — 3.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 01/30/2015, to be repurchased 02/02/2015 in the amount of $13,275,000 and collateralized by $13,920,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $13,540,680 (cost $13,275,000)	$13,275,000	13,275,000

TOTAL INVESTMENTS (cost $282,190,447)(1)	100.4%	345,144,019
Liabilities in excess of other assets	(0.4)	(1,528,251)

NET ASSETS —	100.0%	$343,615,768

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

204

SunAmerica Series Trust Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS —January 31, 2015 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$331,869,019	$—	$—	$331,869,019
Repurchase Agreements	—	13,275,000	—	13,275,000

Total Investments at Value	$331,869,019	$13,275,000	$—	$345,144,019

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

205

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	5.3%
Commercial Services-Finance	4.4
Medical-Drugs	3.1
Applications Software	2.9
Recreational Vehicles	2.9
Retail-Restaurants	2.8
Apparel Manufacturers	2.7
Repurchase Agreements	2.6
Transport-Truck	2.6
Auto/Truck Parts & Equipment-Original	2.4
Building-Heavy Construction	2.2
Commercial Services	2.1
Oil Companies-Exploration & Production	2.1
Computer Services	2.0
Machinery-General Industrial	2.0
Diversified Manufacturing Operations	1.8
Distribution/Wholesale	1.8
Theaters	1.8
Networking Products	1.7
Medical Products	1.7
Lighting Products & Systems	1.6
Electronic Security Devices	1.6
Airlines	1.5
Schools	1.5
Diagnostic Equipment	1.5
Veterinary Diagnostics	1.5
Chemicals-Specialty	1.4
Physicians Practice Management	1.4
Diagnostic Kits	1.4
Enterprise Software/Service	1.3
Medical-Hospitals	1.3
Retail-Apparel/Shoe	1.3
Retail-Home Furnishings	1.3
Coatings/Paint	1.3
Dental Supplies & Equipment	1.3
Telecom Services	1.3
Industrial Automated/Robotic	1.3
Beverages-Wine/Spirits	1.2
Medical Information Systems	1.2
E-Commerce/Services	1.2
Transactional Software	1.2
Medical Instruments	1.1
Retail-Auto Parts	1.1
Retail-Automobile	1.1
Computers-Memory Devices	1.1
Machinery-Pumps	1.1
Instruments-Scientific	1.1
Tools-Hand Held	1.1
Rubber/Plastic Products	1.0
Investment Management/Advisor Services	1.0
Internet Content-Entertainment	1.0
Instruments-Controls	1.0
E-Commerce/Products	1.0
Finance-Investment Banker/Broker	0.9
Internet Content-Information/News	0.9
Computer Software	0.9
Retail-Arts & Crafts	0.9
Semiconductor Equipment	0.8
Building Products-Cement	0.8

Oil Refining & Marketing	0.7%
Hotels/Motels	0.7
Banks-Commercial	0.7
Therapeutics	0.4

99.9%

*	Calculated as a percentage of net assets

206

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.3%
Airlines — 1.5%
Spirit Airlines, Inc.†	28,640	$2,123,370

Apparel Manufacturers — 2.7%
Carter’s, Inc.	26,330	2,145,632
Under Armour, Inc., Class A†	22,140	1,595,851

		3,741,483

Applications Software — 2.9%
ServiceNow, Inc.†	31,175	2,272,658
Tableau Software, Inc., Class A†	21,462	1,733,271

		4,005,929

Auto/Truck Parts & Equipment-Original — 2.4%
Allison Transmission Holdings, Inc.	52,360	1,639,915
Gentherm, Inc.†	45,636	1,678,492

		3,318,407

Banks-Commercial — 0.7%
Texas Capital Bancshares, Inc.†	21,897	894,492

Beverages-Wine/Spirits — 1.2%
Constellation Brands, Inc., Class A†	15,570	1,719,706

Building Products-Cement — 0.8%
Vulcan Materials Co.	15,190	1,071,047

Building-Heavy Construction — 2.2%
SBA Communications Corp., Class A†	26,189	3,056,256

Chemicals-Specialty — 1.4%
W.R. Grace & Co.†	22,220	1,926,030

Coatings/Paint — 1.3%
Axalta Coating Systems, Ltd.†	70,015	1,797,285

Commercial Services — 2.1%
CoStar Group, Inc.†	15,366	2,835,180
ServiceMaster Global Holdings Inc†	3,284	92,806

		2,927,986

Commercial Services-Finance — 4.4%
Euronet Worldwide, Inc.†	31,771	1,442,086
SEI Investments Co.	62,630	2,515,847
Vantiv, Inc., Class A†	63,739	2,191,984

		6,149,917

Computer Services — 2.0%
FleetMatics Group PLC†	42,090	1,490,407
IHS, Inc., Class A†	11,476	1,321,232

		2,811,639

Computer Software — 0.9%
Cornerstone OnDemand, Inc.†	39,162	1,290,388

Computers-Memory Devices — 1.1%
Nimble Storage, Inc.†	69,228	1,552,784

Dental Supplies & Equipment — 1.3%
Align Technology, Inc.†	33,740	1,789,907

Diagnostic Equipment — 1.5%
Cepheid†	36,337	2,053,404

Diagnostic Kits — 1.4%
IDEXX Laboratories, Inc.†	11,940	1,891,535

Distribution/Wholesale — 1.8%
LKQ Corp.†	94,770	2,446,014

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 1.8%
Carlisle Cos., Inc.	27,460	$2,462,613

E-Commerce/Products — 1.0%
Vipshop Holdings, Ltd. ADR†	59,630	1,335,116

E-Commerce/Services — 1.2%
MakeMyTrip, Ltd.†	64,968	1,614,455

Electronic Security Devices — 1.6%
TASER International, Inc.†	80,390	2,171,334

Enterprise Software/Service — 1.3%
Guidewire Software, Inc.†	36,593	1,833,309

Finance-Investment Banker/Broker — 0.9%
Raymond James Financial, Inc.	24,880	1,309,186

Hotels/Motels — 0.7%
Extended Stay America, Inc.	49,200	973,176

Industrial Automated/Robotic — 1.3%
Cognex Corp.†	48,520	1,783,110

Instruments-Controls — 1.0%
Sensata Technologies Holding NV†	27,837	1,372,921

Instruments-Scientific — 1.1%
FEI Co.	18,250	1,500,515

Internet Content-Entertainment — 1.0%
Shutterstock, Inc.†	24,878	1,400,383

Internet Content-Information/News — 0.9%
Yelp, Inc.†	24,680	1,294,960

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	6,970	1,432,474

Lighting Products & Systems — 1.6%
Acuity Brands, Inc.	14,860	2,227,365

Machinery-General Industrial — 2.0%
Wabtec Corp.	33,060	2,758,857

Machinery-Pumps — 1.1%
Graco, Inc.	21,752	1,549,612

Medical Information Systems — 1.2%
athenahealth, Inc.†	12,230	1,708,653

Medical Instruments — 1.1%
DexCom, Inc.†	26,500	1,584,170

Medical Products — 1.7%
Cooper Cos., Inc.	14,790	2,331,643

Medical-Biomedical/Gene — 5.3%
Alnylam Pharmaceuticals, Inc.†	15,058	1,412,892
AMAG Pharmaceuticals, Inc.†	26,970	1,191,804
BioMarin Pharmaceutical, Inc.†	17,140	1,665,323
Bluebird Bio, Inc.†	8,240	765,578
Novavax, Inc.†	159,121	1,242,735
Puma Biotechnology, Inc.†	5,020	1,059,622

		7,337,954

Medical-Drugs — 3.1%
Alkermes PLC†	30,050	2,171,112
Jazz Pharmaceuticals PLC†	12,400	2,099,816

		4,270,928

Medical-Hospitals — 1.3%
Community Health Systems, Inc.†	38,610	1,817,373

207

SunAmerica Series Trust Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Networking Products — 1.7%
Palo Alto Networks, Inc.†	18,527	$2,341,628

Oil Companies-Exploration & Production — 2.1%
Diamondback Energy, Inc.†	30,320	2,091,777
Rice Energy, Inc.†	10,519	179,665
Sanchez Energy Corp.†	55,038	613,123

		2,884,565

Oil Refining & Marketing — 0.7%
Delek US Holdings, Inc.	31,900	984,115

Physicians Practice Management — 1.4%
Envision Healthcare Holdings, Inc.†	55,042	1,892,344

Recreational Vehicles — 2.9%
Brunswick Corp.	23,080	1,252,782
Polaris Industries, Inc.	18,710	2,705,279

		3,958,061

Retail-Apparel/Shoe — 1.3%
Kate Spade & Co.†	57,560	1,814,867

Retail-Arts & Crafts — 0.9%
Michaels Cos., Inc.†	47,472	1,224,778

Retail-Auto Parts — 1.1%
Advance Auto Parts, Inc.	9,945	1,581,255

Retail-Automobile — 1.1%
Lithia Motors, Inc., Class A	18,430	1,561,021

Retail-Home Furnishings — 1.3%
Restoration Hardware Holdings, Inc.†	20,701	1,811,959

Retail-Restaurants — 2.8%
Domino’s Pizza, Inc.	22,260	2,204,853
Krispy Kreme Doughnuts, Inc.†	82,410	1,604,523

		3,809,376

Rubber/Plastic Products — 1.0%
Proto Labs, Inc.†	22,360	1,439,760

Schools — 1.5%
Bright Horizons Family Solutions, Inc.†	42,430	2,059,976

Semiconductor Equipment — 0.8%
Veeco Instruments, Inc.†	40,050	1,168,258

Security Description	Shares/ Principal Amount	Value (Note 2)

Telecom Services — 1.3%
Qorvo, Inc.†	24,225	$1,789,501

Theaters — 1.8%
Cinemark Holdings, Inc.	65,760	2,444,299

Therapeutics — 0.4%
GW Pharmaceuticals PLC ADR†	6,650	485,250

Tools-Hand Held — 1.1%
Snap-on, Inc.	11,290	1,498,296

Transactional Software — 1.2%
Solera Holdings, Inc.	31,060	1,602,696

Transport-Truck — 2.6%
Old Dominion Freight Line, Inc.†	35,620	2,497,674
Swift Transportation Co.†	43,414	1,067,116

		3,564,790

Veterinary Diagnostics — 1.5%
VCA, Inc.†	38,970	2,030,337

Total Long-Term Investment Securities (cost $112,585,536)		134,584,818

REPURCHASE AGREEMENTS — 2.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 01/30/2015, to be purchased 02/02/2015 in the amount $3,648,000 collaterallized by $3,830,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $3,725,633 (cost $3,648,000)	$3,648,000	3,648,000

TOTAL INVESTMENTS (cost $116,233,536)(1)	99.9%	138,232,818
Other assets less liabilities	0.1	151,299

NET ASSETS	100.0%	$138,384,117

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$134,584,818	$—	$—	$134,584,818
Repurchase Agreement	—	3,648,000	—	3,648,000

Total Investments at Value	$134,584,818	$3,648,000	$—	$138,232,818

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

208

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Retail-Restaurants	4.1%
Medical-Biomedical/Gene	4.1
Time Deposits	4.1
Medical Instruments	3.9
Semiconductor Components-Integrated Circuits	3.7
Diversified Manufacturing Operations	3.5
Oil Companies-Exploration & Production	3.2
Medical-Drugs	2.7
Electronic Components-Semiconductors	2.7
Enterprise Software/Service	2.7
Human Resources	2.3
Auto/Truck Parts & Equipment-Original	2.3
Medical-Hospitals	2.3
Banks-Commercial	2.2
Medical Products	1.9
Computer Services	1.9
Recreational Vehicles	1.8
Finance-Investment Banker/Broker	1.8
Building & Construction Products-Misc.	1.7
Instruments-Scientific	1.6
Audio/Video Products	1.6
Research & Development	1.5
Electronic Design Automation	1.4
Commercial Services-Finance	1.3
Theaters	1.3
Medical-Generic Drugs	1.2
Chemicals-Specialty	1.2
E-Marketing/Info	1.1
Veterinary Diagnostics	1.1
Retail-Apparel/Shoe	1.1
Real Estate Operations & Development	1.1
Commercial Services	1.1
Investment Management/Advisor Services	1.0
Building Products-Air & Heating	1.0
Apparel Manufacturers	1.0
Electronic Security Devices	1.0
Wire & Cable Products	1.0
Applications Software	1.0
Retail-Discount	0.9
Athletic Equipment	0.9
Chemicals-Plastics	0.9
Telecom Services	0.9
Office Furnishings-Original	0.9
Dental Supplies & Equipment	0.9
Broadcast Services/Program	0.8
Medical-Wholesale Drug Distribution	0.8
Food-Dairy Products	0.8
Machinery-General Industrial	0.8
Hazardous Waste Disposal	0.8
Food-Misc./Diversified	0.8
Food-Canned	0.8
Communications Software	0.8
Motion Pictures & Services	0.8
Real Estate Management/Services	0.8
Industrial Automated/Robotic	0.7
Consulting Services	0.7
Computers-Integrated Systems	0.7
Retail-Gardening Products	0.7
Web Hosting/Design	0.7
Retail-Bedding	0.7
Wound, Burn & Skin Care	0.7
Distribution/Wholesale	0.7

Telecommunication Equipment	0.7%
Steel-Producers	0.7
Instruments-Controls	0.7
Transport-Truck	0.6
Computer Software	0.6
Home Furnishings	0.6
Rubber-Tires	0.5
Drug Delivery Systems	0.5
Transport-Marine	0.4
Computer Aided Design	0.3

100.1%

*	Calculated as a percentage of net assets

209

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.0%
Apparel Manufacturers — 1.0%
G-III Apparel Group, Ltd.†	30,700	$2,984,040

Applications Software — 1.0%
Dealertrack Technologies, Inc.†	34,250	1,376,850
PTC, Inc.†	44,637	1,491,322

		2,868,172

Athletic Equipment — 0.9%
Jarden Corp.†	58,147	2,792,219

Audio/Video Products — 1.6%
Harman International Industries, Inc.	36,772	4,766,754

Auto/Truck Parts & Equipment-Original — 2.3%
Gentherm, Inc.†	104,777	3,853,698
Tenneco, Inc.†	59,344	3,051,469

		6,905,167

Banks-Commercial — 2.2%
Signature Bank†	22,751	2,664,825
SVB Financial Group†	33,894	3,826,632

		6,491,457

Broadcast Services/Program — 0.8%
Nexstar Broadcasting Group, Inc., Class A	50,524	2,520,895

Building & Construction Products-Misc. — 1.7%
Owens Corning	73,370	2,938,469
Trex Co., Inc.†	50,844	2,162,395

		5,100,864

Building Products-Air & Heating — 1.0%
Lennox International, Inc.	30,435	2,992,065

Chemicals-Plastics — 0.9%
PolyOne Corp.	75,036	2,670,531

Chemicals-Specialty — 1.2%
Cytec Industries, Inc.	50,918	2,443,555
Methanex Corp.	22,573	995,469

		3,439,024

Commercial Services — 1.1%
CoStar Group, Inc.†	17,159	3,166,007

Commercial Services-Finance — 1.3%
Euronet Worldwide, Inc.†	55,753	2,530,629
WEX, Inc.†	15,611	1,436,992

		3,967,621

Communications Software — 0.8%
SolarWinds, Inc.†	47,099	2,267,817

Computer Aided Design — 0.3%
Aspen Technology, Inc.†	25,739	909,745

Computer Services — 1.9%
Barracuda Networks, Inc.†	84,949	2,876,373
Manhattan Associates, Inc.†	61,669	2,752,904

		5,629,277

Computer Software — 0.6%
InterXion Holding NV†	70,361	1,920,152

Computers-Integrated Systems — 0.7%
Jack Henry & Associates, Inc.	35,593	2,184,342

Consulting Services — 0.7%
Corporate Executive Board Co.	31,892	2,185,240

Security Description	Shares	Value (Note 2)

Dental Supplies & Equipment — 0.9%
Align Technology, Inc.†	49,087	$2,604,065

Distribution/Wholesale — 0.7%
WESCO International, Inc.†	31,524	2,104,542

Diversified Manufacturing Operations — 3.5%
A.O. Smith Corp.	54,106	3,214,437
Carlisle Cos., Inc.	34,317	3,077,549
EnPro Industries, Inc.†	44,621	2,647,364
ITT Corp.	37,900	1,357,199

		10,296,549

Drug Delivery Systems — 0.5%
Flamel Technologies SA ADR†	94,511	1,360,958

E-Marketing/Info — 1.1%
Marketo, Inc.†	95,948	3,303,490

Electronic Components-Semiconductors — 2.7%
Cavium, Inc.†	67,005	3,940,564
IPG Photonics Corp.†	20,217	1,508,997
Silicon Laboratories, Inc.†	60,958	2,667,522

		8,117,083

Electronic Design Automation — 1.4%
Cadence Design Systems, Inc.†	239,067	4,300,815

Electronic Security Devices — 1.0%
TASER International, Inc.†	109,405	2,955,029

Enterprise Software/Service — 2.7%
Guidewire Software, Inc.†	78,441	3,929,894
Qlik Technologies, Inc.†	65,780	1,868,152
Ultimate Software Group, Inc.†	14,914	2,207,421

		8,005,467

Finance-Investment Banker/Broker — 1.8%
Evercore Partners, Inc., Class A	65,436	3,132,421
Stifel Financial Corp.†	46,678	2,200,868

		5,333,289

Food-Canned — 0.8%
TreeHouse Foods, Inc.†	25,117	2,278,112

Food-Dairy Products — 0.8%
WhiteWave Foods Co., Class A†	75,319	2,483,267

Food-Misc./Diversified — 0.8%
Hain Celestial Group, Inc.†	43,186	2,278,925

Hazardous Waste Disposal — 0.8%
Clean Harbors, Inc.†	49,240	2,330,037

Home Furnishings — 0.6%
La-Z-Boy, Inc.	65,720	1,754,067

Human Resources — 2.3%
Team Health Holdings, Inc.†	80,479	4,160,764
TrueBlue, Inc.†	128,601	2,836,938

		6,997,702

Industrial Automated/Robotic — 0.7%
Cognex Corp.†	60,063	2,207,315

Instruments-Controls — 0.7%
Woodward, Inc.	43,797	1,953,784

Instruments-Scientific — 1.6%
Fluidigm Corp.†	126,222	4,863,334

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	14,897	3,061,631

210

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery-General Industrial — 0.8%
Manitowoc Co., Inc.	131,336	$2,455,983

Medical Instruments — 3.9%
Bio-Techne Corp.	34,435	3,203,144
Bruker Corp.†	120,278	2,268,443
DexCom, Inc.†	57,512	3,438,067
Thoratec Corp.†	76,415	2,742,534

		11,652,188

Medical Products — 1.9%
Globus Medical, Inc., Class A†	104,799	2,471,160
Wright Medical Group, Inc.†	129,984	3,172,910

		5,644,070

Medical-Biomedical/Gene — 4.1%
Exact Sciences Corp.†	109,530	2,980,311
Intercept Pharmaceuticals, Inc.†	7,450	1,497,674
Medivation, Inc.†	35,744	3,889,662
Synageva BioPharma Corp.†	33,768	3,890,749

		12,258,396

Medical-Drugs — 2.7%
Clovis Oncology, Inc.†	45,543	2,968,948
Pacira Pharmaceuticals, Inc.†	48,404	5,196,170

		8,165,118

Medical-Generic Drugs — 1.2%
Impax Laboratories, Inc.†	96,945	3,554,973

Medical-Hospitals — 2.3%
Acadia Healthcare Co., Inc.†	80,871	4,670,300
Tenet Healthcare Corp.†	48,049	2,031,512

		6,701,812

Medical-Wholesale Drug Distribution — 0.8%
VWR Corp.†	104,198	2,517,424

Motion Pictures & Services — 0.8%
Lions Gate Entertainment Corp.	78,762	2,262,832

Office Furnishings-Original — 0.9%
Steelcase, Inc., Class A	155,278	2,621,093

Oil Companies-Exploration & Production — 3.2%
Diamondback Energy, Inc.†	50,412	3,477,924
Laredo Petroleum, Inc.†	171,834	1,685,692
PDC Energy, Inc.†	37,284	1,712,827
RSP Permian, Inc.†	97,444	2,611,499

		9,487,942

Real Estate Management/Services — 0.8%
Realogy Holdings Corp.†	48,008	2,232,372

Real Estate Operations & Development — 1.1%
Capital Senior Living Corp.†	134,057	3,199,941

Recreational Vehicles — 1.8%
Brunswick Corp.	98,679	5,356,296

Research & Development — 1.5%
PAREXEL International Corp.†	73,254	4,465,564

Retail-Apparel/Shoe — 1.1%
Burlington Stores, Inc.†	65,801	3,282,812

Retail-Bedding — 0.7%
Mattress Firm Holding Corp.†	36,715	2,115,518

Retail-Discount — 0.9%
Tuesday Morning Corp.†	159,027	2,814,778

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Gardening Products — 0.7%
Tractor Supply Co.	26,329	$2,137,125

Retail-Restaurants — 4.1%
Fiesta Restaurant Group, Inc.†	46,868	2,768,493
Jack in the Box, Inc.	41,658	3,532,182
Shake Shack, Inc.†	18,620	854,658
Texas Roadhouse, Inc.	87,647	2,944,063
Zoe’s Kitchen, Inc.†	71,891	2,224,307

		12,323,703

Rubber-Tires — 0.5%
Cooper Tire & Rubber Co.	43,463	1,512,078

Semiconductor Components-Integrated Circuits — 3.7%
Atmel Corp.†	355,832	2,964,081
Cypress Semiconductor Corp.	199,002	2,931,299
Integrated Device Technology, Inc.†	164,349	3,005,943
Power Integrations, Inc.	40,300	2,078,674

		10,979,997

Steel-Producers — 0.7%
Commercial Metals Co.	146,587	1,967,198

Telecom Services — 0.9%
Qorvo, Inc.†	35,518	2,623,715

Telecommunication Equipment — 0.7%
ARRIS Group, Inc.†	76,228	1,998,698

Theaters — 1.3%
Cinemark Holdings, Inc.	104,903	3,899,245

Transport-Marine — 0.4%
Kirby Corp.†	17,887	1,296,629

Transport-Truck — 0.6%
ArcBest Corp.	51,822	1,930,888

Veterinary Diagnostics — 1.1%
VCA, Inc.†	63,045	3,284,644

Web Hosting/Design — 0.7%
Wix.com, Ltd.†	107,755	2,131,394

Wire & Cable Products — 1.0%
Belden, Inc.	34,682	2,876,525

Wound, Burn & Skin Care — 0.7%
IGI Laboratories, Inc.†	212,271	2,114,219

Total Long-Term Investment Securities (cost $241,981,281)		286,216,020

SHORT-TERM INVESTMENT SECURITIES — 4.1%
Time Deposits — 4.1%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/02/2015 (cost $12,143,000)	$12,143,000	12,143,000

TOTAL INVESTMENTS (cost $254,124,281)(1)	100.1%	298,359,020
Liabilities in excess of other assets	(0.1)	(163,873)

NET ASSETS	100.0%	$298,195,147

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

211

SunAmerica Series Trust Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$286,216,020	$—	$—	$286,216,020
Short-Term Investment Securities	—	12,143,000	—	12,143,000

Total Investments at Value	$286,216,020	$12,143,000	$—	$298,359,020

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

212

SunAmerica Series Trust Marsico Focused Growth Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	12.9%
Repurchase Agreement	10.9
Finance-Credit Card	7.0
Internet Content-Entertainment	6.3
Computers	5.2
Transport-Rail	4.7
Coatings/Paint	4.1
Agricultural Chemicals	3.7
Multimedia	3.5
Medical-Drugs	3.5
Medical-Hospitals	3.4
Hotels/Motels	3.4
Athletic Footwear	3.3
Medical-Generic Drugs	3.0
Semiconductor Equipment	3.0
Medical-HMO	3.0
Retail-Restaurants	2.8
Cable/Satellite TV	2.7
E-Commerce/Products	2.5
Finance-Investment Banker/Broker	2.5
Casino Hotels	2.4
Auto-Cars/Light Trucks	1.8
Retail-Drug Store	1.7
Internet Content-Information/News	0.9
Retail-Discount	0.8
Aerospace/Defense	0.7

99.7%

*	Calculated as a percentage of net assets

213

SunAmerica Series Trust Marsico Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 88.8%
Aerospace/Defense — 0.7%
Boeing Co.	16,908	$2,457,916

Agricultural Chemicals — 3.7%
Monsanto Co.	106,694	12,587,758

Athletic Footwear — 3.3%
NIKE, Inc., Class B	122,647	11,314,186

Auto-Cars/Light Trucks — 1.8%
Tesla Motors, Inc.†	31,029	6,317,504

Cable/Satellite TV — 2.7%
Comcast Corp., Class A	176,174	9,362,767

Casino Hotels — 2.4%
Wynn Resorts, Ltd.	54,877	8,119,052

Coatings/Paint — 4.1%
Sherwin-Williams Co.	51,471	13,962,538

Computers — 5.2%
Apple, Inc.	150,988	17,689,754

E-Commerce/Products — 2.5%
Alibaba Group Holding, Ltd. ADR†	96,198	8,569,318

Finance-Credit Card — 7.0%
American Express Co.	107,179	8,648,273
Visa, Inc., Class A	59,848	15,255,854

		23,904,127

Finance-Investment Banker/Broker — 2.5%
Charles Schwab Corp.	323,746	8,410,921

Hotels/Motels — 3.4%
Starwood Hotels & Resorts Worldwide, Inc.	162,282	11,679,436

Internet Content-Entertainment — 6.3%
Facebook, Inc., Class A†	284,211	21,574,457

Internet Content-Information/News — 0.9%
LinkedIn Corp., Class A†	14,037	3,154,675

Medical-Biomedical/Gene — 12.9%
Biogen Idec, Inc.†	47,494	18,482,765
Celgene Corp.†	69,238	8,250,400
Gilead Sciences, Inc.†	164,391	17,233,109

		43,966,274

Medical-Drugs — 3.5%
Novartis AG(1)	34,858	3,398,739
Pacira Pharmaceuticals, Inc.†	78,744	8,453,168

		11,851,907

Medical-Generic Drugs — 3.0%
Actavis PLC†	38,858	10,357,211

Medical-HMO — 3.0%
UnitedHealth Group, Inc.	95,629	10,160,581

Medical-Hospitals — 3.4%
HCA Holdings, Inc.†	165,775	11,736,870

Multimedia — 3.5%
Walt Disney Co.	130,661	11,884,925

Retail-Discount — 0.8%
Dollar Tree, Inc.†	39,688	2,821,817

Retail-Drug Store — 1.7%
CVS Health Corp.	59,805	5,870,459

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Restaurants — 2.8%
Starbucks Corp.	109,304	$9,567,379

Semiconductor Equipment — 3.0%
ASML Holding NV	97,773	10,162,526

Transport-Rail — 4.7%
Canadian Pacific Railway, Ltd.	91,125	15,916,804

Total Long-Term Investment Securities (cost $240,777,039)		303,401,162

REPURCHASE AGREEMENT — 10.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 01/30/2015, to be repurchased 02/02/2015 in the amount of $37,272,000 and collateralized by $39,085,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $38,019,934 (cost $37,272,000)	$37,272,000	37,272,000

TOTAL INVESTMENTS (cost $278,049,039)(2)	99.7%	340,673,162
Other assets less liabilities	0.3	948,547

NET ASSETS —	100.0%	$341,621,709

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2015. The aggregate value of these securities was $3,398,739 representing 1.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

214

SunAmerica Series Trust Marsico Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Drugs	$8,453,168	$3,398,739	$—	$11,851,907
Other Industries	291,549,255	—	—	291,549,255
Repurchase Agreement	—	37,272,000	—	37,272,000

Total Investments at Value	$300,002,423	$40,670,739	$—	$340,673,162

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

215

SunAmerica Series Trust Technology Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Electronic Components-Semiconductors	15.6%
Semiconductor Equipment	13.9
Semiconductor Components-Integrated Circuits	9.7
Applications Software	8.0
Electronic Design Automation	7.7
Computers-Periphery Equipment	7.2
Computers	5.9
Computers-Memory Devices	5.6
Web Portals/ISP	4.2
Power Converter/Supply Equipment	2.6
Repurchase Agreements	2.2
Telecom Services	2.2
Communications Software	1.9
Travel Services	1.5
Computer Software	1.3
Cable/Satellite TV	1.1
Internet Infrastructure Software	1.1
Networking Products	1.1
Entertainment Software	1.0
Finance-Credit Card	0.9
Computer Services	0.8
Software Tools	0.8
Electric Products-Misc.	0.7
Data Processing/Management	0.6
Commercial Services-Finance	0.5
Office Automation & Equipment	0.4
Wireless Equipment	0.4
Security Services	0.4
Retail-Computer Equipment	0.4
Internet Incubators	0.3
E-Services/Consulting	0.3
Web Hosting/Design	0.3
Telecommunication Equipment	0.2
Energy-Alternate Sources	0.2

101.0%

*	Calculated as a percentage of net assets

216

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 —

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.8%
Applications Software — 8.0%
Check Point Software Technologies, Ltd.†	18,834	$1,453,420
King Digital Entertainment PLC	57,264	755,885
Nuance Communications, Inc.†	20,179	277,360
PTC, Inc.†	2,558	85,463
Red Hat, Inc.†	4,100	261,539
salesforce.com, Inc.†	7,283	411,125
Verint Systems, Inc.†	12,049	643,176

		3,887,968

Cable/Satellite TV — 1.1%
DIRECTV†	6,500	554,320

Cellular Telecom — 0.0%
Comverse, Inc.†	2	35

Commercial Services-Finance — 0.5%
Vantiv, Inc., Class A†	7,700	264,803

Communications Software — 1.9%
Audience, Inc.†	46,933	189,609
SolarWinds, Inc.†	15,500	746,325

		935,934

Computer Services — 0.8%
Computer Sciences Corp.	6,300	382,284

Computer Software — 1.3%
AVG Technologies NV†	26,089	516,040
Cornerstone OnDemand, Inc.†	4,000	131,800

		647,840

Computers — 5.9%
Apple, Inc.	20,478	2,399,203
Hewlett-Packard Co.	12,600	455,238

		2,854,441

Computers-Memory Devices — 5.6%
Kinaxis, Inc.	23,589	352,712
NetApp, Inc.	33,812	1,278,094
Nimble Storage, Inc.†	1,219	27,342
Spansion, Inc., Class A†	30,100	1,067,346

		2,725,494

Computers-Periphery Equipment — 7.2%
Electronics for Imaging, Inc.†	12,599	486,951
Synaptics, Inc.†	39,250	3,014,793

		3,501,744

Data Processing/Management — 0.6%
Fidelity National Information Services, Inc.	4,900	305,907

E-Services/Consulting — 0.3%
CDW Corp.	4,100	140,466

Electric Products-Misc. — 0.7%
Mabuchi Motor Co., Ltd.(1)	3,700	152,189
Mobileye NV†	2,400	94,536
Nidec Corp.(1)	1,700	115,779

		362,504

Electronic Components-Semiconductors — 15.6%
Avago Technologies, Ltd.†	6,025	619,852
Broadcom Corp., Class A	58,700	2,490,935

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors — (continued)
Cavium, Inc.†	3,000	$176,430
Lattice Semiconductor Corp.†	87,622	624,745
Microsemi Corp.†	53,613	1,493,658
Rovi Corp.†	10,085	233,064
Skyworks Solutions, Inc.	23,326	1,937,224

		7,575,908

Electronic Design Automation — 7.7%
Synopsys, Inc.†	86,862	3,734,197

Energy-Alternate Sources — 0.2%
JA Solar Holdings Co., Ltd. ADR†	13,300	106,400

Entertainment Software — 1.0%
Activision Blizzard, Inc.	23,129	483,281

Finance-Credit Card — 0.9%
Visa, Inc., Class A	1,700	433,347

Internet Incubators — 0.3%
HomeAway, Inc.†	5,800	147,842

Internet Infrastructure Software — 1.1%
F5 Networks, Inc.†	4,800	535,776

Networking Products — 1.1%
Cisco Systems, Inc.	8,600	226,739
Fortinet, Inc.†	9,900	295,961

		522,700

Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	8,100	194,238

Power Converter/Supply Equipment — 2.6%
Advanced Energy Industries, Inc.†	44,332	1,063,968
Canadian Solar, Inc.†	9,500	193,705

		1,257,673

Retail-Computer Equipment — 0.4%
GameStop Corp., Class A	4,900	172,725

Security Services — 0.4%
LifeLock, Inc.†	11,700	173,745

Semiconductor Components-Integrated Circuits — 9.7%
Himax Technologies, Inc. ADR†	25,900	222,222
Marvell Technology Group, Ltd.†	145,907	2,260,099
Maxim Integrated Products, Inc.	50,300	1,664,427
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26,000	590,460

		4,737,208

Semiconductor Equipment — 13.9%
ASM International NV(1)	14,256	583,118
Lam Research Corp.	52,462	4,010,195
Mattson Technology, Inc.†	104,428	343,568
Teradyne, Inc.	102,064	1,847,359

		6,784,240

Software Tools — 0.8%
VMware, Inc., Class A†	4,911	378,638

Telecom Services — 2.2%
Qorvo, Inc.†	14,320	1,057,818

Telecommunication Equipment — 0.2%
ARRIS Group, Inc.†	4,400	115,368

217

SunAmerica Series Trust Technology Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Travel Services — 1.5%
Sabre Corp.	19,004	$388,252
Travelport Worldwide, Ltd.	21,984	342,730

		730,982

Web Hosting/Design — 0.3%
Endurance International Group Holdings, Inc.†	7,256	121,973

Web Portals/ISP — 4.2%
Baidu, Inc. ADR†	600	130,752
Google, Inc., Class A†	1,800	967,590
Google, Inc., Class C†	1,800	962,136

		2,060,478

Wireless Equipment — 0.4%
Aruba Networks, Inc.†	11,100	184,038

Total Long-Term Investment Securities (cost $38,603,074)		48,072,315

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 2.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 12/31/2014, to be repurchased 02/02/2015 in the amount $1,071,000 collateralized by $1,125,000 of Federal Home Loan Mtg. Assoc., bearing interest at 2.00% due 01/30/2023 and having an approximate value of $1,094,344 (cost $1,071,000)	$1,071,000	$1,071,000

TOTAL INVESTMENTS (cost $39,674,074)(2)	101.0%	49,143,315
Liabilities in excess of other assets	(1.0)	(479,949)

NET ASSETS	100.0%	$48,663,366

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2015. The aggregate value of these securities was $851,086 representing 1.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Electric Products-Misc.	$94,536	$267,968	$—	$362,504
Semiconductor Equipment	6,201,122	583,118	—	6,784,240
Other Industries	40,925,571	—	—	40,925,571
Repurchase Agreements	—	1,071,000	—	1,071,000

Total Investments at Value	$47,221,229	$1,922,086	$—	$49,143,315

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

218

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	8.0%
Banks-Commercial	5.5
Insurance-Reinsurance	4.7
Gas-Distribution	3.9
Auto/Truck Parts & Equipment-Original	3.7
Computer Services	3.4
Electric-Integrated	3.1
Electronic Parts Distribution	2.7
Insurance-Life/Health	2.4
Semiconductor Equipment	2.4
Retail-Apparel/Shoe	2.3
Banks-Super Regional	2.3
Building-Residential/Commercial	2.3
Insurance-Multi-line	2.1
Computers-Integrated Systems	2.1
Building-Heavy Construction	2.1
Medical-HMO	2.0
Oil Companies-Exploration & Production	1.9
Entertainment Software	1.8
Retail-Office Supplies	1.7
Machinery-Construction & Mining	1.7
Food-Dairy Products	1.6
Aerospace/Defense	1.6
Retail-Restaurants	1.6
Retail-Discount	1.5
Consulting Services	1.5
Insurance-Property/Casualty	1.4
Electronic Components-Misc.	1.3
Electronic Components-Semiconductors	1.3
Finance-Consumer Loans	1.3
Building-Mobile Home/Manufactured Housing	1.2
Food-Misc./Diversified	1.2
E-Services/Consulting	1.1
Consumer Products-Misc.	1.1
Distribution/Wholesale	1.1
Medical-Hospitals	1.1
Transport-Services	1.1
Retail-Computer Equipment	1.1
Retail-Regional Department Stores	1.1
Telecommunication Equipment	1.1
Machinery-Electrical	1.0
Finance-Investment Banker/Broker	1.0
Retail-Home Furnishings	1.0
Diversified Manufacturing Operations	0.9
Office Supplies & Forms	0.9
Engineering/R&D Services	0.9
Containers-Paper/Plastic	0.9
Chemicals-Plastics	0.8
Footwear & Related Apparel	0.8
Steel-Producers	0.7
Savings & Loans/Thrifts	0.7
Telecom Equipment-Fiber Optics	0.7
Networking Products	0.7
Time Deposits	0.6
Circuit Boards	0.6
Transport-Truck	0.6
Chemicals-Diversified	0.5
Wire & Cable Products	0.4

100.1%

*	Calculated as a percentage of net assets

219

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.5%
Aerospace/Defense — 1.6%
Spirit AeroSystems Holdings, Inc., Class A†	223,430	$10,063,287

Auto/Truck Parts & Equipment-Original — 3.7%
Dana Holding Corp.	319,710	6,672,348
Lear Corp.	85,140	8,543,799
Tenneco, Inc.†	158,710	8,160,868

		23,377,015

Banks-Commercial — 5.5%
Associated Banc-Corp.	268,070	4,506,257
Popular, Inc.†	237,843	7,332,700
Susquehanna Bancshares, Inc.	490,430	6,184,322
Synovus Financial Corp.	202,450	5,217,136
Webster Financial Corp.	168,150	5,133,619
Zions Bancorporation	254,280	6,092,549

		34,466,583

Banks-Super Regional — 2.3%
Comerica, Inc.	144,620	6,001,730
Huntington Bancshares, Inc.	824,350	8,259,987

		14,261,717

Building-Heavy Construction — 2.1%
Granite Construction, Inc.	174,960	5,962,637
Tutor Perini Corp.†	317,380	6,890,320

		12,852,957

Building-Mobile Home/Manufactured Housing — 1.2%
Thor Industries, Inc.	138,920	7,828,142

Building-Residential/Commercial — 2.3%
Meritage Homes Corp.†	217,640	7,924,272
PulteGroup, Inc.	304,350	6,266,567

		14,190,839

Chemicals-Diversified — 0.5%
Huntsman Corp.	155,640	3,417,854

Chemicals-Plastics — 0.8%
A. Schulman, Inc.	139,360	4,856,696

Circuit Boards — 0.6%
TTM Technologies, Inc.†	555,506	3,860,767

Computer Services — 3.4%
Amdocs, Ltd.	163,570	7,880,803
Genpact, Ltd.†	362,270	7,270,759
Insight Enterprises, Inc.†	257,927	6,105,132

		21,256,694

Computers-Integrated Systems — 2.1%
Brocade Communications Systems, Inc.	544,030	6,049,614
NCR Corp.†	284,350	7,222,490

		13,272,104

Consulting Services — 1.5%
Booz Allen Hamilton Holding Corp.	313,340	9,121,327

Consumer Products-Misc. — 1.1%
Helen of Troy, Ltd.†	93,980	7,069,176

Containers-Paper/Plastic — 0.9%
Graphic Packaging Holding Co.†	370,650	5,367,012

Distribution/Wholesale — 1.1%
WESCO International, Inc.†	105,180	7,021,817

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations — 0.9%
ITT Corp.	162,900	$5,833,449

E-Services/Consulting — 1.1%
CDW Corp.	208,160	7,131,562

Electric-Integrated — 3.1%
PNM Resources, Inc.	319,810	9,754,205
Westar Energy, Inc.	221,040	9,442,829

		19,197,034

Electronic Components-Misc. — 1.3%
Vishay Intertechnology, Inc.	609,060	8,295,397

Electronic Components-Semiconductors — 1.3%
Advanced Micro Devices, Inc.†	918,580	2,360,751
Fairchild Semiconductor International, Inc.†	381,680	5,858,788

		8,219,539

Electronic Parts Distribution — 2.7%
Arrow Electronics, Inc.†	156,930	8,637,427
Avnet, Inc.	201,470	8,385,182

		17,022,609

Engineering/R&D Services — 0.9%
AECOM†	215,958	5,489,652

Entertainment Software — 1.8%
Electronic Arts, Inc.†	209,080	11,470,129

Finance-Consumer Loans — 1.3%
SLM Corp.	867,400	7,902,014

Finance-Investment Banker/Broker — 1.0%
E*TRADE Financial Corp.†	282,130	6,503,097

Food-Dairy Products — 1.6%
Dean Foods Co.	567,525	10,283,553

Food-Misc./Diversified — 1.2%
Ingredion, Inc.	89,640	7,228,570

Footwear & Related Apparel — 0.8%
Crocs, Inc.†	442,640	4,691,984

Gas-Distribution — 3.9%
Atmos Energy Corp.	137,420	7,820,572
Southwest Gas Corp.	148,930	9,153,238
UGI Corp.	207,550	7,677,274

		24,651,084

Insurance-Life/Health — 2.4%
CNO Financial Group, Inc.	496,720	7,709,094
StanCorp Financial Group, Inc.	118,750	7,367,250

		15,076,344

Insurance-Multi-line — 2.1%
American Financial Group, Inc.	153,740	8,923,069
Assurant, Inc.	69,070	4,386,636

		13,309,705

Insurance-Property/Casualty — 1.4%
Hanover Insurance Group, Inc.	128,680	8,878,920

Insurance-Reinsurance — 4.7%
Aspen Insurance Holdings, Ltd.	199,310	8,634,109
Essent Group, Ltd.†	260,886	6,102,124
PartnerRe, Ltd.	65,372	7,478,557
Validus Holdings, Ltd.	189,800	7,525,570

		29,740,360

220

SunAmerica Series Trust Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery-Construction & Mining — 1.7%
Oshkosh Corp.	161,620	$6,925,417
Terex Corp.	166,080	3,733,478

		10,658,895

Machinery-Electrical — 1.0%
Regal-Beloit Corp.	95,220	6,555,897

Medical-HMO — 2.0%
Molina Healthcare, Inc.†	89,760	4,569,682
WellCare Health Plans, Inc.†	108,140	7,877,999

		12,447,681

Medical-Hospitals — 1.1%
LifePoint Hospitals, Inc.†	106,906	6,974,547

Networking Products — 0.7%
Anixter International, Inc.†	54,050	4,073,208

Office Supplies & Forms — 0.9%
Avery Dennison Corp.	107,470	5,617,457

Oil Companies-Exploration & Production — 1.9%
Bill Barrett Corp.†	392,600	4,004,520
Rosetta Resources, Inc.†	227,060	3,875,914
SM Energy Co.	104,340	3,946,139

		11,826,573

Real Estate Investment Trusts — 8.0%
DDR Corp.	337,840	6,621,664
DiamondRock Hospitality Co.	566,140	8,226,014
LTC Properties, Inc.	190,390	8,933,099
Medical Properties Trust, Inc.	517,680	7,956,742
Mid-America Apartment Communities, Inc.	74,360	5,898,235
Parkway Properties, Inc.	322,090	5,894,247
STAG Industrial, Inc.	243,870	6,389,394

		49,919,395

Retail-Apparel/Shoe — 2.3%
Brown Shoe Co., Inc.	203,920	5,789,289
Children’s Place, Inc.	145,710	8,735,314

		14,524,603

Retail-Computer Equipment — 1.1%
GameStop Corp., Class A	192,410	6,782,452

Retail-Discount — 1.5%
Big Lots, Inc.	207,330	9,518,520

Retail-Home Furnishings — 1.0%
Pier 1 Imports, Inc.	385,910	6,487,147

Security Description	Shares	Value (Note 2)

Retail-Office Supplies — 1.7%
Office Depot, Inc.†	1,430,915	$10,874,954

Retail-Regional Department Stores — 1.1%
Dillard’s, Inc., Class A	59,300	6,736,480

Retail-Restaurants — 1.6%
Bloomin’ Brands, Inc.†	397,490	9,823,965

Savings & Loans/Thrifts — 0.7%
First Niagara Financial Group, Inc.	552,910	4,489,629

Semiconductor Equipment — 2.4%
Lam Research Corp.	112,380	8,590,327
Teradyne, Inc.	352,990	6,389,119

		14,979,446

Steel-Producers — 0.7%
Steel Dynamics, Inc.	268,920	4,582,397

Telecom Equipment-Fiber Optics — 0.7%
Finisar Corp.†	244,180	4,429,425

Telecommunication Equipment — 1.1%
Harris Corp.	98,090	6,584,782

Transport-Services — 1.1%
Ryder System, Inc.	83,790	6,936,974

Transport-Truck — 0.6%
Con-way, Inc.	91,830	3,762,275

Wire & Cable Products — 0.4%
General Cable Corp.	233,670	2,673,185

Total Long-Term Investment Securities (cost $554,929,910)		624,468,876

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/02/2015 (cost $4,054,000)	$4,054,000	4,054,000

TOTAL INVESTMENTS (cost $558,983,910)(1)	100.1%	628,522,876
Liabilities in excess of other assets	(0.1)	(644,593)

NET ASSETS	100.0%	$627,878,283

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$624,468,876	$—	$—	$624,468,876
Short-Term Investment Securities	—	4,054,000	—	4,054,000

Total Investments at Value	$624,468,876	$4,054,000	$—	$628,522,876

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

221

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Banks-Commercial	10.7%
Medical-Drugs	10.1
Oil Companies-Integrated	6.2
Auto-Cars/Light Trucks	4.6
Insurance-Life/Health	4.6
Diversified Banking Institutions	3.8
Insurance-Multi-line	3.4
Diversified Manufacturing Operations	3.2
Telephone-Integrated	2.7
Real Estate Operations & Development	2.4
Food-Misc./Diversified	2.4
Tobacco	2.3
Audio/Video Products	2.2
Cellular Telecom	2.1
Oil Companies-Exploration & Production	2.0
Electric-Integrated	1.7
Import/Export	1.7
Advertising Agencies	1.7
Travel Services	1.7
Repurchase Agreements	1.5
Gas-Distribution	1.5
Building-Heavy Construction	1.4
Electronic Components-Semiconductors	1.2
Insurance-Property/Casualty	1.2
Brewery	1.1
Airlines	1.1
Aerospace/Defense-Equipment	1.1
Chemicals-Diversified	1.0
Cable/Satellite TV	1.0
Telecom Services	1.0
Water	1.0
Insurance-Reinsurance	0.9
Food-Retail	0.8
Aerospace/Defense	0.8
Telecommunication Equipment	0.8
Diversified Minerals	0.7
Multimedia	0.7
Metal-Diversified	0.7
Retail-Building Products	0.7
Food-Confectionery	0.7
Real Estate Management/Services	0.7
Private Equity	0.7
Machinery-Electrical	0.7
Building & Construction Products-Misc.	0.7
Photo Equipment & Supplies	0.6
Banks-Regional	0.6
Building Products-Cement	0.5
Television	0.5
Storage/Warehousing	0.5
Soap & Cleaning Preparation	0.5
Engineering/R&D Services	0.4
E-Commerce/Products	0.4
Internet Connectivity Services	0.4
Human Resources	0.4
Diversified Financial Services	0.3
Female Health Care Products	0.3
Metal-Iron	0.3
Transport-Services	0.2
U.S. Government Agencies	0.1

99.2%

Country Allocation*

Japan	22.3%
United Kingdom	19.2
France	12.5
Germany	7.9
Australia	5.5
Netherlands	5.0
Switzerland	4.1
Canada	3.7
Jersey	3.0
Ireland	2.5
United States	2.2
Bermuda	1.7
South Korea	1.2
Hong Kong	1.2
Spain	1.2
Belgium	1.1
Norway	1.1
New Zealand	1.0
Singapore	0.8
Italy	0.8
Austria	0.4
Cayman Islands	0.4
Sweden	0.4

99.2%

*	Calculated as a percentage of net assets

222

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.1%
Australia — 5.5%
Asaleo Care, Ltd.†(1)	837,968	$1,069,805
Bank of Queensland, Ltd.(1)	648,483	6,278,650
BHP Billiton, Ltd.(1)	125,212	2,895,223
Challenger, Ltd.†(1)	925,300	4,494,905
Fortescue Metals Group, Ltd.(1)	553,698	1,002,962
Origin Energy, Ltd.(1)	300,172	2,488,398
Telstra Corp., Ltd.(1)	643,902	3,246,880

		21,476,823

Austria — 0.4%
Erste Group Bank AG(1)	72,869	1,580,059

Belgium — 1.1%
Anheuser-Busch InBev NV(1)	35,677	4,354,717

Bermuda — 1.7%
Hongkong Land Holdings, Ltd.(1)	426,800	3,159,805
Skyworth Digital Holdings, Ltd.(1)	5,928,000	3,343,088

		6,502,893

Canada — 3.7%
Encana Corp.	312,300	3,819,267
Intact Financial Corp.	53,400	3,568,685
Suncor Energy, Inc.	229,000	6,830,172

		14,218,124

Cayman Islands — 0.4%
Alibaba Group Holding, Ltd. ADR†	17,437	1,553,288

France — 12.5%
Alcatel-Lucent†(1)	896,899	3,128,633
AXA SA(1)	243,649	5,731,388
Cie de St-Gobain(1)	60,585	2,591,009
Eurazeo SA(1)	37,528	2,636,174
Gaztransport Et Technigaz SA(1)	30,935	1,749,960
Natixis SA(1)	434,602	2,767,457
Sanofi(1)	155,551	14,330,014
SCOR SE(1)	120,607	3,758,506
Veolia Environnement SA(1)	207,681	3,803,778
Vinci SA(1)	104,253	5,508,474
Vivendi SA(1)	121,301	2,880,230

		48,885,623

Germany — 7.4%
Allianz SE(1)	17,812	2,945,354
Bayer AG(1)	40,399	5,837,607
Daimler AG(1)	58,025	5,273,623
Deutsche Post AG(1)	25,008	812,715
Siemens AG(1)	69,838	7,335,347
TUI AG†	383,374	6,628,992

		28,833,638

Hong Kong — 1.2%
AIA Group, Ltd.(1)	820,800	4,744,612

Ireland — 2.5%
Bank of Ireland†(1)	10,534,491	3,184,431
CRH PLC(1)	90,002	2,165,852
Kerry Group PLC, Class A (ISE)(1)	53,528	3,881,281
Kerry Group PLC, Class A (LSE)(1)	9,593	691,333

		9,922,897

Italy — 0.8%
Telecom Italia SpA RSP(1)	3,150,935	2,980,028

Security Description	Shares	Value (Note 2)

Japan — 22.3%
Astellas Pharma, Inc.(1)	528,600	$8,135,896
Hitachi, Ltd.(1)	346,000	2,616,452
ITOCHU Corp.(1)	213,300	2,164,099
Japan Airlines Co., Ltd.(1)	127,200	4,270,184
Japan Tobacco, Inc.(1)	242,600	6,591,478
Konica Minolta, Inc.(1)	232,400	2,545,523
Mitsubishi Corp.(1)	263,600	4,602,045
Mitsubishi Estate Co., Ltd.(1)	131,000	2,639,377
Mitsui Fudosan Co., Ltd.(1)	148,000	3,745,522
Mizuho Financial Group, Inc.(1)	1,732,900	2,846,968
Nippon Telegraph & Telephone Corp.(1)	36,900	2,190,813
Nissan Motor Co., Ltd.(1)	750,800	6,421,478
Panasonic Corp.(1)	449,500	5,098,071
Recruit Holdings Co., Ltd.†(1)	47,800	1,389,444
Seven & I Holdings Co., Ltd.(1)	66,800	2,446,627
SoftBank Corp.(1)	33,200	1,947,287
Sumitomo Mitsui Financial Group, Inc.(1)	160,900	5,414,161
Sumitomo Realty & Development Co., Ltd.(1)	78,000	2,486,082
Sumitomo Warehouse Co., Ltd.(1)	367,000	2,053,016
Tokyo Gas Co., Ltd.(1)	958,000	5,715,538
Toshiba Corp.(1)	1,300,000	5,202,660
Toyota Motor Corp.(1)	101,800	6,553,722

		87,076,443

Jersey — 3.0%
Genel Energy PLC†(1)	252,003	2,374,383
Glencore PLC(1)	751,270	2,802,159
WPP PLC(1)	303,465	6,690,035

		11,866,577

Netherlands — 5.0%
Airbus Group NV(1)	79,106	4,212,420
Akzo Nobel NV(1)	56,250	4,062,356
ING Groep NV CVA†(1)	915,862	11,394,304

		19,669,080

New Zealand — 1.0%
Spark New Zealand, Ltd.(1)	1,592,037	3,813,473

Norway — 1.1%
DNB ASA(1)	291,235	4,215,135

Singapore — 0.8%
United Overseas Bank, Ltd.(1)	186,300	3,183,903

South Korea — 1.2%
Samsung Electronics Co., Ltd.(1)	3,900	4,820,469

Spain — 1.2%
Atresmedia Corp. de Medios de Comunicacion SA†(1)	141,403	2,077,378
Banco Bilbao Vizcaya Argentaria SA(1)	296,550	2,531,717

		4,609,095

Sweden — 0.4%
Com Hem Holding AB†(1)	196,152	1,516,127

Switzerland — 4.1%
ACE, Ltd.†	39,906	4,308,252
Barry Callebaut AG(1)	2,675	2,669,198
Nestle SA(1)	61,624	4,720,208
UBS Group AG	245,229	4,110,297

		15,807,955

223

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom — 19.2%
Admiral Group PLC(1)	56,699	$1,234,835
AstraZeneca PLC(1)	98,561	7,009,158
BAE Systems PLC(1)	432,164	3,295,917
Barclays PLC(1)	247,849	871,066
BG Group PLC(1)	110,422	1,471,401
GlaxoSmithKline PLC(1)	175,468	3,862,146
HSBC Holdings PLC(1)	475,185	4,351,003
Kingfisher PLC(1)	542,238	2,795,892
Liberty Global PLC, Class C†	86,400	3,938,976
Lloyds Banking Group PLC†(1)	2,387,197	2,649,564
Metro Bank PLC(2)(3)	54,618	1,095,162
Prudential PLC(1)	349,187	8,493,841
Royal Dutch Shell PLC, Class A(1)	554,298	16,975,974
SSE PLC(1)	177,761	4,304,413
TSB Banking Group PLC†*(1)	577,945	2,321,128
Virgin Money Holdings UK PLC†(1)	267,871	1,261,534
Vodafone Group PLC(1)	2,302,901	8,110,726
WM Morrison Supermarkets PLC(1)	330,610	890,782

		74,933,518

United States — 0.6%
Philip Morris International, Inc.	28,100	2,254,744

Total Common Stocks (cost $374,462,227)		378,819,221

PREFERRED SECURITIES — 0.5%
Germany — 0.5%
Henkel AG & Co. KGaA(1) (cost $1,833,616)	17,157	1,968,813

Total Long-Term Investment Securities (cost $376,295,843)		380,788,034

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Federal Home Loan Mtg. Corp. 0.06% due 02/11/2015 (cost $349,994)	$350,000	349,994

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 1.5%
Agreement with Bank of America NA, bearing interest at 0.04%, dated 01/30/2015, to be repurchased 02/02/2015 in the amount of $6,103,020 and collateralized by $6,221,000 of United States Treasury Notes, bearing interest at 0.25% due 12/31/2015 and having an approximate value of $6,225,374 (cost $6,103,000)	$6,103,000	$6,103,000

TOTAL INVESTMENTS — (cost $382,748,837)(4)	99.2%	387,241,028
Other assets less liabilities	0.8	3,005,999

NET ASSETS —	100.0%	$390,247,027

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2015, the aggregate value of these securities was $2,321,128 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2015. The aggregate value of these securities was $342,680,199 representing 87.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At January 31, 2015, the aggregate value of these securities was $1,095,162 representing 0.3% of net assets.
(4)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Savings Shares

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	CAD	2,213,800	USD	1,875,156	04/15/2015	$135,848	$—
	HKD	8,245,000	USD	1,063,402	02/13/2015	—	(31)
	JPY	266,484,100	USD	2,280,111	02/13/2015	11,257	—
	USD	6,289,928	HKD	48,774,600	02/13/2015	977	—
	USD	2,454,435	JPY	278,517,000	02/13/2015	—	(83,132)
	USD	3,023,395	SGD	3,899,000	02/13/2015	—	(144,075)
	USD	2,519,306	CHF	2,423,900	03/18/2015	118,140	—

						266,222	(227,238)

Citibank N.A.	CAD	3,328,500	USD	2,759,183	04/15/2015	144,092	—
	EUR	9,558,800	USD	11,949,074	03/18/2015	1,150,736	—
	JPY	363,969,700	USD	3,045,382	02/13/2015	—	(53,468)
	USD	3,870,191	JPY	440,149,100	02/13/2015	—	(122,748)
	USD	1,308,758	DKK	7,794,700	03/18/2015	—	(124,412)
	USD	851,577	CAD	1,063,300	04/15/2015	—	(16,178)

						1,294,828	(316,806)

Credit Suisse International	CAD	1,958,000	USD	1,657,833	04/15/2015	119,498	—
	USD	2,720,484	EUR	2,176,100	03/18/2015	—	(262,198)
	USD	7,051,831	AUD	8,742,700	04/15/2015	—	(297,822)

						119,498	(560,020)

224

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG London	CAD	1,746,000	USD	1,478,190	04/15/2015	$106,417	$—
	EUR	1,571,000	USD	1,861,541	03/18/2015	86,821	—
	USD	5,415,373	EUR	4,572,400	03/18/2015	—	(250,047)

						193,238	(250,047)

HSBC Bank	CAD	1,985,700	USD	1,681,336	04/15/2015	121,239	—
	GBP	1,674,300	USD	2,545,321	03/18/2015	30,078	—
	USD	1,659,133	EUR	1,346,000	03/18/2015	—	(138,591)
	USD	3,081,557	AUD	3,878,000	04/15/2015	—	(85,681)

						151,317	(224,272)

JPMorgan Chase Bank	CAD	1,892,900	USD	1,603,561	04/15/2015	116,374	—
	CHF	995,300	USD	1,110,286	03/18/2015	27,299	—
	EUR	1,934,900	USD	2,358,223	03/18/2015	172,415	—
	JPY	184,130,700	USD	1,527,849	02/13/2015	—	(39,846)
	NZD	4,640,700	USD	3,519,588	04/15/2015	179,426	—
	SGD	3,694,800	USD	2,796,595	02/13/2015	68,072	—
	USD	1,836,220	JPY	217,118,300	02/13/2015	12,332	—
	USD	2,676,254	SGD	3,452,100	02/13/2015	—	(126,959)
	USD	10,872,164	CHF	10,460,000	03/18/2015	509,366	—
	USD	3,230,224	EUR	2,588,200	03/18/2015	—	(306,399)
	USD	3,117,662	GBP	2,009,300	03/18/2015	—	(99,160)
	USD	1,231,433	NOK	8,549,100	03/18/2015	—	(129,965)
	USD	4,283,975	SEK	31,772,100	03/18/2015	—	(442,360)
	USD	1,069,268	CAD	1,271,100	04/15/2015	—	(70,607)

						1,085,284	(1,215,296)

State Street Bank and Trust Co.	CAD	1,842,300	USD	1,559,791	04/15/2015	112,358	—
	CHF	8,063,200	USD	8,370,619	03/18/2015	—	(402,952)
	EUR	8,702,300	USD	10,178,594	03/18/2015	347,823	—
	JPY	922,098,600	USD	8,031,798	02/13/2015	181,021	—
	USD	3,561,237	JPY	417,688,500	02/13/2015	—	(5,024)
	USD	10,329,851	EUR	8,263,200	03/18/2015	—	(995,120)
	USD	5,341,202	SEK	39,978,300	03/18/2015	—	(507,363)
	USD	2,506,606	ILS	9,937,100	04/15/2015	22,026	—

						663,228	(1,910,459)

UBS AG	CAD	3,295,000	USD	2,793,819	04/15/2015	205,048	—
	GBP	5,140,300	USD	7,948,402	03/18/2015	226,307	—
	USD	3,159,072	CHF	3,039,400	03/18/2015	148,100	—
	USD	14,455,664	GBP	9,329,300	03/18/2015	—	(440,580)
	USD	1,627,561	AUD	2,028,900	04/15/2015	—	(60,173)
	USD	231,734	CAD	292,800	04/15/2015	—	(1,691)

						579,455	(502,444)

Westpac Banking Corp.	CAD	1,760,700	USD	1,491,221	04/15/2015	107,899	—
	GBP	4,117,900	USD	6,478,725	03/18/2015	292,547	—
	USD	4,695,145	GBP	2,990,300	03/18/2015	—	(202,921)

						400,446	(202,921)

Net Unrealized Appreciation/(Depreciation)						$4,753,516	$(5,409,503)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Switzerland Franc
DKK	— Danish Krone
EUR	— Euro Dollar
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

225

SunAmerica Series Trust International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$14,218,124	$—	$—	$14,218,124
Cayman Islands	1,553,288	—	—	1,553,288
Germany	6,628,992	22,204,646	—	28,833,638
Switzerland	8,418,549	7,389,406	—	15,807,955
United Kingdom	3,938,976	69,899,380	1,095,162	74,933,518
United States	2,254,744	—	—	2,254,744
Other Countries	—	241,217,954	—	241,217,954
Preferred Securities	—	1,968,813	—	1,968,813
Short-Term Investment Securities	—	349,994	—	349,994
Repurchase Agreements	—	6,103,000	—	6,103,000

Total Investments at Value	$37,012,673	$349,133,193	$1,095,162	$387,241,028

Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$4,753,516	$—	$4,753,516

LIABILITIES:
Other Financial Instruments:+
Open Forward Foreign Currency Contracts	$—	$5,409,503	$—	$5,409,503

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

226

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Medical-Drugs	8.0%
Diversified Banking Institutions	4.1
Banks-Commercial	3.8
Insurance-Multi-line	3.8
Oil Companies-Exploration & Production	3.1
Computers	3.0
Oil Companies-Integrated	2.8
Electric-Integrated	2.8
Auto-Cars/Light Trucks	2.3
Tobacco	1.9
Banks-Super Regional	1.8
Electronic Components-Semiconductors	1.8
Telephone-Integrated	1.7
Repurchase Agreements	1.5
Chemicals-Diversified	1.5
Brewery	1.4
Insurance-Life/Health	1.3
Building-Residential/Commercial	1.2
Auto/Truck Parts & Equipment-Original	1.2
Web Portals/ISP	1.1
Applications Software	1.1
Food-Retail	1.1
Real Estate Investment Trusts	1.1
Medical-Biomedical/Gene	1.0
Medical Products	1.0
Aerospace/Defense	1.0
Transport-Rail	1.0
Airlines	1.0
Electronic Components-Misc.	1.0
Beverages-Non-alcoholic	0.9
Multimedia	0.9
Computers-Memory Devices	0.8
Cosmetics & Toiletries	0.8
Diversified Manufacturing Operations	0.8
Medical-HMO	0.8
Real Estate Operations & Development	0.8
Semiconductor Components-Integrated Circuits	0.7
Medical-Generic Drugs	0.7
Tools-Hand Held	0.7
Real Estate Management/Services	0.7
Oil Refining & Marketing	0.7
Cellular Telecom	0.7
Apparel Manufacturers	0.7
Networking Products	0.7
Metal-Aluminum	0.7
Computer Services	0.7
Retail-Apparel/Shoe	0.6
Telecom Services	0.6
Retail-Building Products	0.6
Rubber-Tires	0.6
Retail-Discount	0.6
Retail-Drug Store	0.6
Food-Misc./Diversified	0.6
Medical-Hospitals	0.6
Import/Export	0.6
Chemicals-Specialty	0.5
Cable/Satellite TV	0.5
Metal-Diversified	0.5
Building & Construction-Misc.	0.4
Internet Content-Entertainment	0.4
Medical-Wholesale Drug Distribution	0.4
Instruments-Controls	0.4
Banks-Fiduciary	0.4

Retail-Auto Parts	0.4%
Building Products-Cement	0.4
Semiconductor Equipment	0.4
Insurance-Property/Casualty	0.4
E-Commerce/Services	0.4
Cruise Lines	0.4
Investment Management/Advisor Services	0.4
Shipbuilding	0.4
Finance-Leasing Companies	0.4
Textile-Apparel	0.4
Beverages-Wine/Spirits	0.4
Gas-Distribution	0.4
Machinery-Farming	0.4
Security Services	0.3
Athletic Equipment	0.3
Paper & Related Products	0.3
Motorcycle/Motor Scooter	0.3
Appliances	0.3
Machinery-General Industrial	0.3
Human Resources	0.3
Publishing-Periodicals	0.3
Advertising Sales	0.3
Data Processing/Management	0.3
Advertising Services	0.3
Transport-Marine	0.3
Casino Hotels	0.3
Retail-Consumer Electronics	0.3
Dialysis Centers	0.3
Home Furnishings	0.3
Soap & Cleaning Preparation	0.3
Photo Equipment & Supplies	0.3
Machinery-Electrical	0.3
Food-Meat Products	0.3
Steel-Producers	0.3
Oil-Field Services	0.3
Office Automation & Equipment	0.3
Containers-Metal/Glass	0.3
Electronic Connectors	0.3
Oil Field Machinery & Equipment	0.3
Retail-Regional Department Stores	0.3
Insurance-Reinsurance	0.3
Auto-Heavy Duty Trucks	0.3
Transport-Services	0.3
Steel-Specialty	0.3
Non-Hazardous Waste Disposal	0.3
Containers-Paper/Plastic	0.3
Private Equity	0.3
Television	0.3
Batteries/Battery Systems	0.3
Diversified Financial Services	0.3
Finance-Credit Card	0.3
Electric Products-Misc.	0.3
Lighting Products & Systems	0.3
Retail-Bedding	0.3
Retail-Jewelry	0.2
Medical Instruments	0.2
Agricultural Chemicals	0.2
Agricultural Operations	0.2
Aerospace/Defense-Equipment	0.2

99.6%

*	Calculated as a percentage of net assets

227

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited) — (continued)

Country Allocation*

United States	53.7%
Japan	8.4
United Kingdom	7.8
France	4.1
Germany	4.1
Switzerland	3.9
Canada	2.6
Ireland	1.6
Belgium	1.6
Netherlands	1.5
Australia	1.3
Italy	1.0
Spain	0.9
Sweden	0.9
China	0.7
Singapore	0.7
South Korea	0.6
Denmark	0.5
Norway	0.5
Liberia	0.4
Hong Kong	0.4
India	0.3
Bermuda	0.3
New Zealand	0.3
Finland	0.3
Israel	0.3
Jersey	0.3
Luxembourg	0.3
Portugal	0.3

99.6%

*	Calculated as a percentage of net assets

228

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS— January 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.4%
Australia — 1.3%
Echo Entertainment Group, Ltd.(1)	536,526	$1,674,621
Lend Lease Group(1)	126,677	1,635,967
Suncorp Group, Ltd.(1)	141,378	1,608,613
Westfield Corp.(1)	226,917	1,730,409

		6,649,610

Belgium — 1.6%
Ageas(1)	51,624	1,764,965
Anheuser-Busch InBev NV(1)	28,337	3,458,801
bpost SA(1)	58,532	1,540,974
Delhaize Group SA(1)	18,712	1,552,944

		8,317,684

Bermuda — 0.3%
Marvell Technology Group, Ltd.†	114,846	1,778,964

Canada — 2.6%
BCE, Inc.	36,392	1,671,391
Brookfield Asset Management, Inc., Class A	34,440	1,754,930
Canadian Imperial Bank of Commerce	16,270	1,129,054
Canadian National Railway Co.	29,589	1,949,470
Canadian Tire Corp., Ltd., Class A	16,582	1,529,271
Loblaw Cos., Ltd.	33,531	1,665,863
Magna International, Inc.	15,527	1,491,848
Suncor Energy, Inc.	71,139	2,121,798

		13,313,625

China — 0.7%
Bank of China, Ltd., Class H(1)	3,317,000	1,846,022
China Construction Bank Corp., Class H(1)	2,467,000	1,979,087

		3,825,109

Denmark — 0.5%
Danske Bank A/S(1)	56,400	1,458,633
Pandora A/S(1)	18,265	1,309,430

		2,768,063

Finland — 0.3%
UPM-Kymmene Oyj(1)	99,232	1,741,950

France — 4.1%
AXA SA(1)	103,256	2,428,905
BNP Paribas SA(1)	44,631	2,354,334
Cap Gemini SA(1)	19,846	1,442,813
GDF Suez(1)	65,229	1,451,002
LVMH Moet Hennessy Louis Vuitton SA(1)	11,435	1,846,322
Orange SA(1)	101,722	1,791,814
Publicis Groupe SA(1)	22,558	1,691,240
Sanofi(1)	33,043	3,044,060
Teleperformance(1)	23,678	1,699,525
Total SA(1)	37,287	1,926,434
Valeo SA(1)	11,062	1,567,737

		21,244,186

Germany — 3.4%
Allianz SE(1)	14,964	2,474,415
Bayer AG(1)	26,207	3,786,880
Bayerische Motoren Werke AG(1)	17,112	1,998,474
Continental AG(1)	7,574	1,716,789
Daimler AG(1)	28,100	2,553,878

Security Description	Shares	Value (Note 2)

Germany (continued)
Fresenius Medical Care AG & Co. KGaA(1)	22,278	$1,652,612
HeidelbergCement AG(1)	27,354	2,015,811
OSRAM Licht AG†(1)	28,500	1,314,082

		17,512,941

Hong Kong — 0.4%
Cheung Kong Holdings, Ltd.(1)	97,000	1,839,936

India — 0.3%
HDFC Bank, Ltd. ADR	31,567	1,798,688

Ireland — 1.6%
Actavis PLC†	8,025	2,138,984
Ingersoll-Rand PLC†	35,815	2,378,116
Medtronic PLC	17,060	1,218,084
Ryanair Holdings PLC ADR	14,440	952,751
XL Group PLC†	47,935	1,653,278

		8,341,213

Israel — 0.3%
Teva Pharmaceutical Industries, Ltd. ADR	30,115	1,712,339

Italy — 1.0%
Enel SpA†(1)	320,204	1,447,682
Intesa Sanpaolo SpA(1)	835,988	2,443,031
Telecom Italia SpA†(1)	1,345,484	1,561,794

		5,452,507

Japan — 8.4%
Asahi Kasei Corp.(1)	186,000	1,843,693
Brother Industries, Ltd.(1)	77,400	1,323,293
FUJIFILM Holdings Corp.(1)	48,100	1,615,771
Hitachi Chemical Co., Ltd.†(1)	87,200	1,756,482
ITOCHU Corp.(1)	142,100	1,441,718
Japan Aviation Electronics Industry, Ltd.(1)	69,000	1,562,272
JFE Holdings, Inc.(1)	72,400	1,590,715
Kawasaki Kisen Kaisha, Ltd.(1)	587,000	1,681,972
KDDI Corp.(1)	31,300	2,208,300
Kubota Corp.(1)	121,000	1,796,690
Mazda Motor Corp.(1)	71,300	1,460,107
Mitsubishi Corp.(1)	81,500	1,422,863
Mitsubishi Electric Corp.(1)	139,000	1,608,801
NGK Spark Plug Co., Ltd.(1)	50,300	1,485,950
NH Foods, Ltd.(1)	65,000	1,606,740
ORIX Corp.(1)	163,500	1,869,551
Rohm Co., Ltd.(1)	26,200	1,686,717
Sekisui House, Ltd.(1)	124,200	1,603,605
Sumitomo Electric Industries, Ltd.(1)	117,100	1,508,115
Sumitomo Heavy Industries, Ltd.(1)	320,000	1,730,245
Sumitomo Mitsui Financial Group, Inc.(1)	85,100	2,863,549
Toyo Tire & Rubber Co, Ltd.(1)	72,000	1,619,206
Toyota Motor Corp.(1)	41,800	2,691,018
West Japan Railway Co.(1)	34,200	1,759,507
Yamaha Motor Co., Ltd.(1)	79,200	1,738,784

		43,475,664

Jersey — 0.3%
Shire PLC(1)	21,889	1,599,968

Liberia — 0.4%
Royal Caribbean Cruises, Ltd.†	25,085	1,895,172

229

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Luxembourg — 0.3%
APERAM†(1)	58,361	$1,526,681

Netherlands — 1.5%
Heineken NV(1)	22,986	1,713,993
ING Groep NV CVA†(1)	160,237	1,993,520
LyondellBasell Industries NV, Class A	22,144	1,751,369
NXP Semiconductor NV†	28,085	2,228,264

		7,687,146

New Zealand — 0.3%
Spark New Zealand, Ltd.(1)	731,246	1,751,584

Norway — 0.5%
Norsk Hydro ASA(1)	274,470	1,610,909
Yara International ASA(1)	20,415	1,062,497

		2,673,406

Portugal — 0.3%
EDP - Energias de Portugal SA(1)	365,129	1,388,807

Singapore — 0.7%
Avago Technologies, Ltd.†	18,553	1,908,733
DBS Group Holdings, Ltd.(1)	110,000	1,602,144

		3,510,877

South Korea — 0.6%
Hyundai Motor Co.(1)	7,084	1,088,367
Samsung Electronics Co., Ltd.(1)	1,671	2,065,386

		3,153,753

Spain — 0.9%
Ferrovial SA†(1)	73,494	1,455,979
Iberdrola SA(1)	216,076	1,490,851
Telefonica SA(1)	132,491	1,985,505

		4,932,335

Sweden — 0.9%
Electrolux AB, Series B(1)	55,955	1,730,717
Swedbank AB, Class A(1)	65,029	1,572,184
Trelleborg AB, Class B(1)	78,035	1,410,087

		4,712,988

Switzerland — 3.9%
ACE, Ltd.†	17,320	1,869,867
Garmin, Ltd.†	25,714	1,346,385
Lonza Group AG(1)	9,206	1,091,157
Novartis AG(1)	57,171	5,574,310
Roche Holding AG(1)	14,575	3,937,473
Swiss Life Holding AG†(1)	5,563	1,243,124
TE Connectivity, Ltd.†	28,803	1,912,231
UBS Group AG†	189,589	3,177,712

		20,152,259

United Kingdom — 7.8%
3i Group PLC(1)	220,467	1,521,817
AstraZeneca PLC(1)	27,514	1,956,656
BAE Systems PLC(1)	171,930	1,311,231
Barclays PLC(1)	641,507	2,254,578
Barratt Developments PLC(1)	261,304	1,801,338
British American Tobacco PLC(1)	48,871	2,751,443
British Land Co. PLC(1)	111,013	1,385,306
Carillion PLC(1)	246,641	1,268,689
Direct Line Insurance Group PLC(1)	311,655	1,465,375
Home Retail Group PLC(1)	396,961	1,146,428

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
Imperial Tobacco Group PLC(1)	47,516	$2,232,183
Investec PLC(1)	163,177	1,371,086
ITV PLC(1)	455,608	1,506,655
Lloyds Banking Group PLC†(1)	1,465,681	1,626,768
Persimmon PLC(1)	72,236	1,724,568
Prudential PLC(1)	84,231	2,048,887
Rio Tinto PLC(1)	52,814	2,326,305
Royal Dutch Shell PLC, Class A(1)	189,667	5,803,314
Smith & Nephew PLC(1)	94,551	1,690,936
Vodafone Group PLC(1)	1,010,834	3,560,117

		40,753,680

United States — 52.2%
Abbott Laboratories	54,338	2,432,169
ADT Corp.	51,138	1,759,147
Advance Auto Parts, Inc.	12,701	2,019,459
Aetna, Inc.	20,061	1,842,001
Alcoa, Inc.	115,776	1,811,894
Allstate Corp.	27,123	1,892,914
Altria Group, Inc.	66,971	3,556,160
Ameriprise Financial, Inc.	15,063	1,881,971
Amgen, Inc.	11,110	1,691,609
Anadarko Petroleum Corp.	31,923	2,609,705
Apple, Inc.	115,496	13,531,511
Archer-Daniels-Midland Co.	21,916	1,021,943
Ashland, Inc.	14,448	1,712,377
AvalonBay Communities, Inc.	12,100	2,093,179
Ball Corp.	24,708	1,564,758
Bank of America Corp.	330,968	5,014,165
Bed Bath & Beyond, Inc.†	17,432	1,303,391
Best Buy Co., Inc.	47,055	1,656,336
Broadcom Corp., Class A	41,737	1,771,110
Capital One Financial Corp.	21,645	1,584,630
Celgene Corp.†	15,040	1,792,166
CenturyLink, Inc.	43,673	1,623,325
Cisco Systems, Inc.	130,594	3,443,111
Citigroup, Inc.	100,206	4,704,672
Cognizant Technology Solutions Corp., Class A†	35,601	1,927,082
Comcast Corp., Class A	51,976	2,762,265
ConAgra Foods, Inc.	47,496	1,682,783
ConocoPhillips	62,268	3,921,639
Constellation Brands, Inc., Class A†	16,681	1,842,416
Corning, Inc.	72,861	1,731,906
CVS Health Corp.	33,419	3,280,409
Delta Air Lines, Inc.	48,677	2,302,909
Devon Energy Corp.	37,118	2,237,102
Discover Financial Services	24,845	1,351,071
Dollar Tree, Inc.†	24,722	1,757,734
Dow Chemical Co.	47,921	2,164,112
Dr Pepper Snapple Group, Inc.	27,077	2,092,240
East West Bancorp, Inc.	45,104	1,631,863
Eli Lilly & Co.	31,055	2,235,960
EMC Corp.	63,789	1,654,049
Energizer Holdings, Inc.	11,437	1,464,050
Entergy Corp.	19,566	1,712,221
EOG Resources, Inc.	26,635	2,371,314
Exelon Corp.	51,385	1,851,915
Expedia, Inc.	22,345	1,920,106
Facebook, Inc., Class A†	30,690	2,329,678
Fidelity National Information Services, Inc.	27,133	1,693,913

230

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Foot Locker, Inc.	31,858	$1,695,483
Gilead Sciences, Inc.†	19,523	2,046,596
Google, Inc., Class C†	7,909	4,227,519
Halliburton Co.	39,482	1,578,885
Hanesbrands, Inc.	16,927	1,885,329
Hartford Financial Services Group, Inc.	49,400	1,921,660
HCA Holdings, Inc.†	21,287	1,507,120
Hess Corp.	25,418	1,715,461
Hewlett-Packard Co.	59,544	2,151,325
Honeywell International, Inc.	22,251	2,175,258
Hospira, Inc.†	26,424	1,676,074
Humana, Inc.	13,119	1,921,146
Huntington Ingalls Industries, Inc.	16,057	1,872,246
Jarden Corp.†	36,375	1,746,727
Johnson & Johnson	68,911	6,900,748
Jones Lang LaSalle, Inc.	13,984	2,056,767
Kroger Co.	34,073	2,352,741
Lam Research Corp.	25,643	1,960,151
Leggett & Platt, Inc.	38,155	1,626,548
Lowe’s Cos., Inc.	32,993	2,235,606
Macy’s, Inc.	24,353	1,555,670
Marathon Oil Corp.	75,611	2,011,253
Marathon Petroleum Corp.	17,356	1,606,992
McCormick & Co., Inc.	20,470	1,461,353
McKesson Corp.	10,488	2,230,273
Merck & Co., Inc.	84,034	5,065,569
MetLife, Inc.	39,881	1,854,466
Microsoft Corp.	140,948	5,694,299
Molson Coors Brewing Co., Class B	27,271	2,070,687
Morgan Stanley	71,477	2,416,637
Murphy USA, Inc.†	29,801	2,080,408
National Oilwell Varco, Inc.	28,593	1,556,317
Northrop Grumman Corp.	14,278	2,240,932
Occidental Petroleum Corp.	38,601	3,088,080
PACCAR, Inc.	25,811	1,551,499
PepsiCo, Inc.	27,052	2,536,937
Pfizer, Inc.	165,016	5,156,750
PG&E Corp.	24,956	1,467,662
Phillips 66	35,475	2,494,602
Pinnacle West Capital Corp.	25,717	1,804,819
PNC Financial Services Group, Inc.	26,134	2,209,368
PPL Corp.	48,672	1,727,856
Principal Financial Group, Inc.	38,621	1,812,484
Procter & Gamble Co.	50,298	4,239,618
PulteGroup, Inc.	85,368	1,757,727
Ralph Lauren Corp.	9,961	1,662,391
Raytheon Co.	17,078	1,708,654
Reinsurance Group of America, Inc.	18,756	1,553,184
Republic Services, Inc.	38,451	1,525,736
Reynolds American, Inc.	24,347	1,654,379
Robert Half International, Inc.	29,796	1,729,956
Rock-Tenn Co., Class A	23,469	1,523,138
Ross Stores, Inc.	18,846	1,728,367
SanDisk Corp.	15,805	1,199,758
Snap-on, Inc.	13,608	1,805,918
Southwest Airlines Co.	41,751	1,886,310
Stanley Black & Decker, Inc.	20,561	1,925,538
State Street Corp.	30,141	2,155,383
Texas Instruments, Inc.	39,287	2,099,890
Time Warner, Inc.	33,166	2,584,626
Time, Inc.	68,321	1,710,758

Security Description	Shares/ Principal Amount	Value (Note 2)

United States (continued)
Travelers Cos., Inc.	18,980	$1,951,524
Triumph Group, Inc.	16,188	923,687
UGI Corp.	49,121	1,816,986
Union Pacific Corp.	13,120	1,537,795
Universal Health Services, Inc., Class B	14,571	1,493,965
Voya Financial, Inc.	40,932	1,596,757
Walt Disney Co.	20,603	1,874,049
Wells Fargo & Co.	115,002	5,970,904
Western Digital Corp.	16,528	1,607,017
Xerox Corp.	119,610	1,575,264
Yahoo!, Inc.†	36,108	1,588,391
Zimmer Holdings, Inc.	17,900	2,006,590

		271,575,003

Total Common Stocks (cost $470,348,482)		507,086,138

PREFERRED SECURITIES — 0.7%
Germany — 0.7%
Henkel AG & Co. KGaA(1)	14,103	1,618,358
Volkswagen AG(1)	8,531	1,910,727

Total Preferred Securities (cost $3,510,115)		3,529,085

Total Long-Term Investment Securities (cost $473,858,597)		510,615,223

REPURCHASE AGREEMENTS — 1.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00% dated 01/30/2015 to be repurchased 02/02/2015 in the amount of $7,801,000 and collateralized by $8,180,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $7,957,095 (cost $7,801,000)	$7,801,000	7,801,000

TOTAL INVESTMENTS (cost $481,659,597)(2)	99.6%	518,416,223
Other assets less liabilities	0.4	2,305,916

NET ASSETS	100.0%	$520,722,139

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2015. The aggregate value of these securities was $196,005,658 representing 37.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depository Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)

231

SunAmerica Series Trust Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$1,778,964	$—	$—	$1,778,964
Canada	13,313,625	—	—	13,313,625
India	1,798,688	—	—	1,798,688
Ireland	8,341,213	—	—	8,341,213
Israel	1,712,339	—	—	1,712,339
Liberia	1,895,172	—	—	1,895,172
Netherlands	3,979,633	3,707,513	—	7,687,146
Singapore	1,908,733	1,602,144	—	3,510,877
Switzerland	8,306,195	11,846,064	—	20,152,259
United States	271,575,003	—	—	271,575,003
Other Countries	—	175,320,852	—	175,320,852
Preferred Stock	—	3,529,085	—	3,529,085
Repurchase Agreement	—	7,801,000	—	7,801,000

Total Investments at Value	$314,609,565	$203,806,658	$—	$518,416,223

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

232

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Medical-Drugs	13.4%
Tobacco	6.6
Food-Misc./Diversified	4.6
Soap & Cleaning Preparation	4.6
Cosmetics & Toiletries	4.4
Diversified Banking Institutions	4.2
Beverages-Wine/Spirits	4.0
Insurance-Life/Health	3.8
Banks-Commercial	3.6
Insurance-Property/Casualty	3.3
Oil Companies-Exploration & Production	3.3
Insurance-Multi-line	3.1
Auto-Cars/Light Trucks	2.7
Building Products-Cement	2.4
Chemicals-Diversified	2.1
Rubber-Tires	1.9
Machinery-Electrical	1.7
Oil Companies-Integrated	1.6
Distribution/Wholesale	1.5
Aerospace/Defense	1.5
Metal-Diversified	1.5
Advertising Services	1.4
Gold Mining	1.4
Auto/Truck Parts & Equipment-Original	1.4
Enterprise Software/Service	1.3
Commercial Services-Finance	1.2
Electronic Components-Misc.	1.2
Machinery-Pumps	1.2
Diversified Manufacturing Operations	1.2
Cellular Telecom	1.2
Real Estate Management/Services	1.2
Diversified Minerals	0.9
Retail-Convenience Store	0.9
Building-Residential/Commercial	0.8
Electronic Components-Semiconductors	0.7
Steel Pipe & Tube	0.7
Textile-Apparel	0.7
Telephone-Integrated	0.7
Electronic Measurement Instruments	0.6
Retail-Building Products	0.6
Retail-Major Department Stores	0.5
Publishing-Books	0.5
Publishing-Periodicals	0.5
Engineering/R&D Services	0.5
Commercial Services	0.4
Diversified Operations/Commercial Services	0.4

97.9%

Country Allocation*

United Kingdom	29.0%
Japan	18.9
Switzerland	14.7
France	9.5
Germany	7.3
Netherlands	5.9
Jersey	3.4
Sweden	2.2
Canada	1.7
Australia	1.3
Ireland	1.0
China	0.9
Guernsey	0.7
Italy	0.7
Hong Kong	0.7

97.9%

*	Calculated as a percentage of net assets

233

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.9%
Australia — 1.3%
Santos, Ltd.(1)	331,031	$2,038,300
WorleyParsons, Ltd.(1)	146,102	1,099,383

		3,137,683

Belgium — 0.0%
Anheuser-Busch InBev NV VVPR†(2)	10,360	0

Canada — 1.7%
Barrick Gold Corp.	275,392	3,521,775
Turquoise Hill Resources, Ltd.	297,507	863,934

		4,385,709

China — 0.9%
China Petroleum & Chemical Corp., Class H(1)	2,934,000	2,326,370

France — 9.5%
AXA SA(1)	136,194	3,203,710
BNP Paribas SA(1)	49,886	2,631,540
Kering(1)	6,564	1,328,986
LVMH Moet Hennessy Louis Vuitton SA(1)	10,523	1,699,069
Pernod Ricard SA(1)	23,402	2,810,627
Publicis Groupe SA(1)	49,164	3,685,970
Sanofi(1)	75,797	6,982,739
Vallourec SA(1)	78,271	1,707,772

		24,050,413

Germany — 7.3%
BASF SE†(1)	22,733	2,041,189
Bayer AG(1)	32,819	4,742,306
Continental AG(1)	21,587	4,893,097
HeidelbergCement AG(1)	48,032	3,539,646
SAP SE(1)	49,620	3,244,520

		18,460,758

Guernsey — 0.7%
Friends Life Group, Ltd.(1)	305,577	1,830,252

Hong Kong — 0.7%
AIA Group, Ltd.(1)	294,200	1,700,615

Ireland — 1.0%
CRH PLC(1)	107,012	2,575,188

Italy — 0.7%
Eni SpA(1)	105,415	1,790,807

Japan — 18.9%
Hitachi, Ltd.(1)	568,000	4,295,217
Hoya Corp.(1)	48,800	1,890,260
Inpex Corp.(1)	276,400	3,093,500
Japan Tobacco, Inc.(1)	104,100	2,828,413
Keyence Corp.(1)	3,200	1,489,684
Kyocera Corp.(1)	26,900	1,182,810
Lawson, Inc.(1)	34,400	2,247,576
Mitsubishi Estate Co., Ltd.(1)	145,000	2,921,447
MS&AD Insurance Group Holdings, Inc.(1)	82,100	1,997,088
NGK Spark Plug Co., Ltd.(1)	118,200	3,491,834
Nitto Denko Corp.(1)	12,200	728,431
NTT DOCOMO, Inc.(1)	173,500	2,935,752
Sekisui House, Ltd.(1)	151,300	1,953,505
Sompo Japan Nipponkoa Holdings, Inc.(1)	158,500	4,400,021
Sumco Corp.(1)	103,200	1,739,991

Security Description	Shares	Value (Note 2)

Japan (continued)
Sumitomo Mitsui Financial Group, Inc.(1)	72,700	$2,446,299
Sumitomo Mitsui Trust Holdings, Inc.(1)	305,000	1,068,053
Toyota Motor Corp.(1)	107,000	6,888,490

		47,598,371

Jersey — 3.4%
Experian PLC(1)	180,331	3,180,981
Glencore PLC(1)	448,125	1,671,460
Wolseley PLC(1)	65,501	3,802,855

		8,655,296

Netherlands — 5.9%
Akzo Nobel NV(1)	35,119	2,536,282
Reed Elsevier NV(1)	53,820	1,318,792
Unilever NV CVA(1)	251,434	10,927,781

		14,782,855

Sweden — 2.2%
Nordea Bank AB†(1)	287,071	3,640,278
Svenska Handelsbanken AB, Class A(1)	37,494	1,777,240

		5,417,518

Switzerland — 14.7%
Credit Suisse Group AG(1)	134,060	2,822,255
Nestle SA(1)	152,211	11,658,894
Novartis AG(1)	93,338	9,100,679
Roche Holding AG(1)	27,357	7,390,563
Swisscom AG(1)	2,724	1,599,656
Zurich Insurance Group AG(1)	13,218	4,387,936

		36,959,983

United Kingdom — 29.0%
Admiral Group PLC(1)	89,903	1,957,977
Aggreko PLC(1)	44,322	1,034,785
BG Group PLC(1)	240,987	3,211,211
BHP Billiton PLC(1)	107,263	2,335,649
British American Tobacco PLC(1)	212,384	11,957,244
Bunzl PLC(1)	32,718	933,365
Diageo PLC(1)	248,814	7,370,128
GlaxoSmithKline PLC(1)	241,250	5,310,044
HSBC Holdings PLC(1)	258,686	2,368,643
Imperial Tobacco Group PLC(1)	42,299	1,987,101
Indivior PLC†	90,154	236,275
Lloyds Banking Group PLC†(1)	2,698,248	2,994,802
Meggitt PLC(1)	456,107	3,695,664
Prudential PLC(1)	248,754	6,050,846
Reckitt Benckiser Group PLC(1)	137,537	11,648,577
Reed Elsevier PLC(1)	75,457	1,312,128
Rio Tinto PLC(1)	25,786	1,135,799
Smiths Group PLC(1)	177,629	3,006,536
Travis Perkins PLC(1)	47,674	1,377,877
Weir Group PLC(1)	120,667	3,049,917

		72,974,568

TOTAL INVESTMENTS — (cost $239,439,139)(3)	97.9%	246,646,386
Other assets less liabilities	2.1	5,362,683

NET ASSETS —	100.0%	$252,009,069

234

SunAmerica Series Trust International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2015. The aggregate value of these securities was $242,024,402 representing 96.0% of net assets. Securities are classified as Level 3 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	See Note 3 for cost of investments on a tax basis.

CVA — Certification Van Aandelen (Dutch Cert.)

VVPR — Reduced tax rate shares

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Commonwealth Bank of Australia	JPY	2,000,000,000	USD	16,723,289	02/12/2015	$—	$(304,604)

JPY	— Japanese Yen
USD	— United States Dollars

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks
Belgium	$—	$—	$0	$0
Canada	4,385,709	—	—	4,385,709
United Kingdom	236,275	72,738,293	—	72,974,568
Other Countries	—	169,286,109	—	169,286,109

Total Investments at Value	$4,621,984	$242,024,402	$0	$246,646,386

LIABILITIES:
Other Financial Instruments:+
Open Forward Currency Contracts	$—	$304,604	$—	$304,604

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap, and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

235

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Banks-Commercial	18.5%
Electronic Components-Semiconductors	7.1
Cellular Telecom	6.8
Semiconductor Components-Integrated Circuits	5.8
Auto-Cars/Light Trucks	4.7
Time Deposits	3.7
Oil Companies-Integrated	3.5
Diversified Financial Services	2.7
Oil Refining & Marketing	2.7
Telecom Services	2.5
Electric-Generation	1.8
Electronic Components-Misc.	1.8
Electric-Integrated	1.6
Internet Content-Entertainment	1.4
Oil Companies-Exploration & Production	1.3
Home Furnishings	1.2
Airlines	1.2
Metal-Diversified	1.2
Schools	1.1
Aerospace/Defense	1.1
Metal Processors & Fabrication	1.1
Public Thoroughfares	1.1
Rubber-Tires	1.0
Computers	1.0
Tobacco	1.0
Auto/Truck Parts & Equipment-Original	0.9
Steel-Producers	0.9
Water Treatment Systems	0.8
Computers-Periphery Equipment	0.8
Airport Development/Maintenance	0.8
Computer Services	0.7
Diversified Operations	0.7
Banks-Special Purpose	0.6
Water	0.6
Web Portals/ISP	0.6
Circuit Boards	0.6
Engineering/R&D Services	0.5
Internet Application Software	0.5
Retail-Automobile	0.5
Non-Ferrous Metals	0.5
Closed-End Funds	0.5
Telephone-Integrated	0.5
Retail-Apparel/Shoe	0.5
Food-Canned	0.5
Medical-Hospitals	0.5
Brewery	0.5
Satellite Telecom	0.5
Food-Retail	0.4
Transport-Marine	0.4
Semiconductor Equipment	0.4
Cosmetics & Toiletries	0.4
Audio/Video Products	0.4
Advertising Services	0.4
Telecommunication Equipment	0.4
Food-Misc./Diversified	0.3
Real Estate Operations & Development	0.3
Gambling (Non-Hotel)	0.3
Medical-Drugs	0.3
Insurance-Multi-line	0.3
Building & Construction-Misc.	0.3
Medical-Wholesale Drug Distribution	0.3

Building-Residential/Commercial	0.3%
Transport-Services	0.3
Electric-Distribution	0.3
Retail-Consumer Electronics	0.3
Chemicals-Diversified	0.3
Import/Export	0.3
Engines-Internal Combustion	0.3
Power Converter/Supply Equipment	0.2
Machinery-Construction & Mining	0.2
Retail-Misc./Diversified	0.2
Banks-Super Regional	0.2
Finance-Other Services	0.2
Building & Construction Products-Misc.	0.2
Steel-Specialty	0.2
Lottery Services	0.2
Retail-Drug Store	0.2
Wireless Equipment	0.1
Television	0.1
Footwear & Related Apparel	0.1

99.5%

Country Allocation*

South Korea	19.0%
China	12.2
Taiwan	12.0
Brazil	7.0
India	6.6
Hong Kong	6.4
Turkey	5.6
Thailand	5.5
Russia	5.1
Cayman Islands	4.6
South Africa	3.8
United States	3.8
Indonesia	2.5
Bermuda	1.5
United Kingdom	0.8
Poland	0.8
United Arab Emirates	0.6
Mexico	0.5
Greece	0.3
Korea, Democratic Peoples Republic	0.3
Qatar	0.3
Egypt	0.3

99.5%

*	Calculated as a percentage of net assets

236

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 94.4%
Bermuda — 1.5%
China Singyes Solar Technologies Holdings, Ltd.(1)	550,000	$769,779
GOME Electrical Appliances Holding, Ltd.(1)	7,640,000	1,061,588
REXLot Holdings, Ltd.(1)	8,700,000	681,273
Shenzhen International Holdings, Ltd.†(1)	873,250	1,252,263
Skyworth Digital Holdings, Ltd.(1)	2,662,000	1,501,231
VimpelCom, Ltd. ADR	158,730	571,428

		5,837,562

Brazil — 6.1%
Arteris SA†	148,160	679,164
Banco do Brasil SA†	400,930	3,087,008
Cia Brasileira de Distribuicao ADR	55,170	1,810,128
Embraer SA†	493,940	4,370,124
Ez Tec Empreendimentos e Participacoes SA	12,016	73,889
Grendene SA	79,410	412,254
Itau Unibanco Holding SA ADR	555,475	6,732,357
Kroton Educacional SA	984,670	4,513,721
Porto Seguro SA†	121,140	1,223,477
Smiles SA	91,310	1,437,752

		24,339,874

Cayman Islands — 4.6%
ANTA Sports Products, Ltd.(1)	1,139,000	2,012,488
Anxin-China Holdings, Ltd.†(1)	2,624,000	178,862
Baidu, Inc. ADR†	10,630	2,316,490
Geely Automobile Holdings, Ltd.(1)	7,950,000	3,250,749
Jintian Pharmaceutical Group Ltd(1)	2,018,000	632,691
NetEase, Inc. ADR	38,420	4,197,385
Perfect World Co., Ltd. ADR	61,230	1,160,308
TCL Communication Technology Holdings, Ltd.(1)	671,000	592,123
Tencent Holdings, Ltd.(1)	127,800	2,155,802
Truly International Holdings, Ltd.(1)	1,588,000	574,445
Zhen Ding Technology Holding, Ltd.(1)	454,000	1,276,289

		18,347,632

China — 12.2%
Bank of China, Ltd., Class H(1)	16,387,000	9,119,917
China CITIC Bank Corp., Ltd.(1)	6,304,000	4,666,973
China Construction Bank Corp., Class H(1)	12,277,000	9,848,907
China Everbright Bank Co., Ltd.(1)	7,085,000	3,771,398
China Telecom Corp., Ltd., Class H(1)	7,918,000	4,650,929
Great Wall Motor Co., Ltd., Class H(1)	805,500	4,591,064
Huadian Power International Corp., Ltd.(1)	4,190,000	3,814,880
Huaneng Power International, Inc.(1)	2,598,000	3,627,317
Shenzhen Expressway Co., Ltd.(1)	1,036,000	802,640
Sinopharm Group Co., Ltd.(1)	317,600	1,161,024
Sinotrans, Ltd.(1)	1,593,000	1,130,533
Zhejiang Expressway Co., Ltd.(1)	1,136,000	1,452,098

		48,637,680

Egypt — 0.3%
Commercial International Bank of Egypt SAE GDR	173,900	1,245,124

Security Description	Shares	Value (Note 2)
Greece — 0.3%
OPAP SA(1)	162,290	$1,363,749

Hong Kong — 6.4%
BYD Electronic International Co., Ltd.(1)	718,500	744,881
China Mobile, Ltd.(1)	964,500	12,585,760
China South City Holdings, Ltd.(1)	1,662,000	546,248
CNOOC, Ltd.(1)	3,834,000	5,099,356
Guangdong Investment, Ltd.(1)	1,740,000	2,320,860
Lenovo Group, Ltd.(1)	3,232,000	4,176,227

		25,473,332

India — 6.6%
Dr. Reddy’s Laboratories, Ltd. ADR	24,400	1,231,468
HDFC Bank, Ltd. ADR	93,940	5,352,701
ICICI Bank, Ltd. ADR	137,750	1,654,378
Reliance Industries, Ltd. GDR	132,190	3,939,262
State Bank of India GDR	117,070	5,818,379
Tata Motors, Ltd. ADR	115,400	5,691,528
Wipro, Ltd. ADR	214,620	2,760,013

		26,447,729

Indonesia — 2.5%
Astra International Tbk PT(1)	3,486,500	2,147,739
Bank Negara Indonesia Persero Tbk PT†(1)	4,520,600	2,217,240
Telekomunikasi Indonesia Persero Tbk PT(1)	21,436,400	4,769,843
United Tractors Tbk PT(1)	629,000	885,310

		10,020,132

Korea, Democratic Peoples Republic — 0.3%
KH Vatec Co Ltd.(1)	35,100	1,297,748

Mexico — 0.5%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	294,160	1,944,975

Poland — 0.8%
Energa SA(1)	189,590	1,074,522
PGE SA(1)	370,430	1,941,947

		3,016,469

Qatar — 0.3%
Gulf International Services QSC(1)	46,670	1,290,911

Russia — 5.1%
Aeroflot—Russian Airlines OJSC†	791,850	436,408
Lukoil OAO ADR (LSE)(1)	79,700	3,130,031
Lukoil OAO ADR (OTC)	46,370	1,874,275
MegaFon OAO GDR	115,060	1,580,924
MMC Norilsk Nickel OJSC ADR	288,070	4,753,155
Mobile Telesystems OJSC ADR	273,470	2,149,474
Moscow Exchange MICEX-RTS OAO	796,720	803,076
Sberbank of Russia ADR	670,110	2,566,521
Tatneft OAO ADR	121,840	2,863,240

		20,157,104

South Africa — 3.8%
MTN Group, Ltd.(1)	363,440	6,270,952
Netcare, Ltd.(1)	590,790	1,958,906
Steinhoff International Holdings, Ltd.(1)	979,356	5,007,773
Telkom SA SOC, Ltd.(1)	341,390	2,037,901

		15,275,532

237

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
South Korea — 19.0%
Amorepacific Corp.†(1)	630	$1,522,350
BS Financial Group, Inc.(1)	91,625	1,154,960
Coway Co., Ltd.†(1)	41,730	3,338,006
Daesang Corp.(1)	26,570	919,287
GS Home Shopping, Inc.†(1)	4,280	822,810
Halla Visteon Climate Control Corp.†(1)	46,060	1,947,266
Hankook Tire Co., Ltd.†(1)	69,120	3,316,626
Industrial Bank of Korea†(1)	210,890	2,478,253
KEPCO Plant Service & Engineering Co., Ltd.(1)	26,910	2,165,363
Kia Motors Corp.(1)	108,820	4,555,887
Korea Electric Power Corp.(1)	47,570	1,856,520
Korea Zinc Co., Ltd.(1)	5,350	2,096,669
KT&G Corp.(1)	52,400	3,849,093
LG Hausys, Ltd.(1)	6,480	1,060,105
LS Corp.†(1)	15,250	667,922
Mando Corp.(1)	7,540	1,132,982
NongShim Co., Ltd.†(1)	2,850	601,486
Partron Co., Ltd.†(1)	48,790	551,492
Samsung Electronics Co., Ltd.(1)	16,050	19,838,085
Seah Besteel Corp.(1)	24,100	698,811
Shinhan Financial Group Co., Ltd.(1)	132,180	5,405,809
SK Holdings Co., Ltd.†(1)	22,250	3,458,255
SK Hynix, Inc.†(1)	126,120	5,438,072
SK Networks Co., Ltd.(1)	118,590	1,014,126
SK Telecom Co., Ltd.†(1)	16,570	4,338,609
Wonik IPS Co., Ltd.†(1)	134,090	1,627,918

		75,856,762

Taiwan — 12.0%
AcBel Polytech, Inc.†(1)	851,000	972,642
Advanced Semiconductor Engineering, Inc.†(1)	3,562,000	4,485,057
Catcher Technology Co., Ltd.†(1)	483,000	4,225,857
Chicony Electronics Co., Ltd.†(1)	770,886	2,126,661
Compeq Manufacturing Co., Ltd.†(1)	1,803,000	1,029,743
Coretronic Corp.†(1)	751,000	1,058,221
Fubon Financial Holding Co., Ltd.†(1)	2,042,000	3,235,459
Inotera Memories, Inc.†(1)	1,984,000	2,883,345
Kenda Rubber Industrial Co., Ltd.†(1)	478,350	967,890
Lite-On Technology Corp.†(1)	827,145	1,018,337
Pegatron Corp.†(1)	1,201,000	3,226,444
Radiant Opto-Electronics Corp.†(1)	377,000	1,189,863
Realtek Semiconductor Corp.†(1)	566,240	1,729,066
Taiwan Semiconductor Manufacturing Co., Ltd.†(1)	1,067,000	4,737,862
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	489,553	11,117,749
Teco Electric and Machinery Co., Ltd.†(1)	1,054,000	981,197
Vanguard International Semiconductor Corp.†(1)	793,000	1,349,155
Wan Hai Lines, Ltd.(1)	1,631,000	1,713,698

		48,048,246

Thailand — 5.5%
Kasikornbank PCL NVDR(1)	757,700	5,113,484
Krung Thai Bank PCL NVDR(1)	5,943,500	4,098,287
PTT PCL NVDR(1)	481,700	5,083,294
Quality Houses PCL NVDR(1)	9,647,500	1,150,500

Security Description	Shares/ Principal Amount	Value (Note 2)
Thailand (continued)
Samart Corp PCL NVDR†(1)	1,543,100	$1,913,748
Supalai PCL NVDR(1)	1,120,400	832,714
Thai Beverage Public Co., Ltd.(1)	3,665,000	1,946,557
Thai Union Frozen Products PCL NVDR(1)	2,957,000	1,967,027

		22,105,611

Turkey — 5.6%
Enka Insaat ve Sanayi AS†(1)	592,710	1,201,182
Eregli Demir ve Celik Fabrikalari TAS†(1)	1,968,250	3,538,102
KOC Holding AS(1)	367,610	1,911,394
TAV Havalimanlari Holding AS†(1)	158,650	1,186,432
Tofas Turk Otomobil Fabrikasi AS†(1)	195,480	1,305,660
Tupras Turkiye Petrol Rafinerileri AS†(1)	138,400	3,002,205
Turk Hava Yollari†(1)	933,470	3,570,031
Turkiye Is Bankasi, Class C(1)	1,825,520	5,305,454
Turkiye Vakiflar Bankasi Tao, Class D†(1)	519,610	1,210,654

		22,231,114

United Arab Emirates — 0.6%
Air Arabia PJSC(1)	2,006,470	905,030
Dubai Islamic Bank PJSC(1)	800,350	1,412,978

		2,318,008

United Kingdom — 0.3%
Investec PLC(1)	145,740	1,224,572

United States — 0.1%
CTC Media, Inc.	112,030	422,353

Total Common Stocks (cost $379,656,518)		376,902,219

PREFERRED SECURITIES — 0.9%
Brazil — 0.9%
Banco do Estado do Rio Grande do Sul SA, Class B	180,660	821,412
Cia Energetica de Minas Gerais ADR	493,320	2,224,873
Randon Participacoes SA	335,990	500,870

Total Preferred Securities (cost $6,540,322)		3,547,155

REGISTERED INVESTMENT COMPANIES — 0.5%
JPMorgan Indian Investment Trust PLC† (1) (cost $1,633,337)	234,770	2,066,360

Total Long-Term Investment Securities (cost $387,830,177)		382,515,734

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/02/2015 (cost $ 14,559,000)	14,559,000	14,559,000

TOTAL INVESTMENTS — (cost $402,389,177)(2)	99.5%	397,074,734
Other assets less liabilities	0.5	2,166,712

NET ASSETS —	100.0%	$399,241,446

238

SunAmerica Series Trust Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

†	Non—income producing security
(1)	Security was valued using fair value procedures at January 31, 2015. The aggregate value of these securities was $288,178,091 representing 72.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depository Receipt
GDR	— Global Depository Receipt
LSE	— London Stock Exchange
NVDR	— Non—Voting Depository Receipt
OTC	— Over The Counter US

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of January 31, 2015	Unrealized Appreciation (Depreciation)
191	Long	SGX CNX S&P NIFTY Index	February 2015	$3,410,142	$3,391,778	$(18,364)
181	Long	Mini MSCI Emerging Market Index	March 2015	8,535,297	$8,611,075	75,778

						$57,414

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$571,428	$5,266,134	$—	$5,837,562
Brazil	24,339,874		—	24,339,874
Cayman Islands	7,674,183	10,673,449	—	18,347,632
Egypt	1,245,124	—	—	1,245,124
India	26,447,729	—	—	26,447,729
Mexico	1,944,975	—	—	1,944,975
Russia	15,787,589	4,369,515	—	20,157,104
Taiwan	11,117,749	36,930,497	—	48,048,246
United States	422,353	—	—	422,353
Other Countries	—	230,111,620	—	230,111,620
Preferred Securities	3,547,155	—	—	3,547,155
Registered Investment Companies	—	2,066,360	—	2,066,360
Short-Term Investment Securities	—	14,559,000	—	14,559,000

Total Investments at Value	$93,098,159	$303,976,575	$—	$397,074,734

Other Financial Instruments:+
Open Futures Contracts	$75,778	$—	$—	$75,778

LIABILITIES:
Other Financial Instruments:+
Open Futures Contracts	$18,364	$—	$—	$18,364

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

239

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO PROFILE — January 31, 2015 — (unaudited)

Industry Allocation*

Medical-Drugs	8.4%
Diversified Banking Institutions	7.4
Oil Companies-Integrated	6.6
Banks-Commercial	4.5
Auto-Cars/Light Trucks	4.2
Telecom Services	4.0
Machinery-General Industrial	3.6
Oil-Field Services	3.4
Building Products-Cement	3.1
Airlines	2.9
Cellular Telecom	2.9
Insurance-Life/Health	2.7
Chemicals-Diversified	2.7
Telephone-Integrated	2.5
Food-Retail	2.2
Oil Companies-Exploration & Production	2.2
Diversified Financial Services	2.1
Electronic Components-Semiconductors	2.0
Insurance-Reinsurance	2.0
Time Deposits	2.0
Photo Equipment & Supplies	1.8
Medical Instruments	1.7
Medical-Generic Drugs	1.5
Finance-Other Services	1.4
Building & Construction Products-Misc.	1.4
Diversified Operations	1.3
Retail-Building Products	1.3
Cable/Satellite TV	1.3
Beverages-Non-alcoholic	1.2
Metal-Diversified	1.1
Diversified Manufacturing Operations	1.1
Steel-Producers	1.1
Rubber-Tires	1.0
Retail-Major Department Stores	1.0
Insurance-Multi-line	1.0
Electric Products-Misc.	1.0
Office Automation & Equipment	0.8
Transport-Services	0.8
Chemicals-Specialty	0.8
Aerospace/Defense	0.7
Diagnostic Kits	0.7
Import/Export	0.6
Auto/Truck Parts & Equipment-Original	0.6
Electronic Components-Misc.	0.6
Wireless Equipment	0.5
Medical-Wholesale Drug Distribution	0.4
Retail-Drug Store	0.4
Containers-Metal/Glass	0.4

98.9%

Country Allocation*

United Kingdom	15.5%
France	11.5
Germany	10.2
South Korea	8.2
China	7.5
Japan	7.2
Netherlands	5.9
Switzerland	5.2
Italy	2.5
Sweden	2.2
Spain	2.1
Canada	2.1
Singapore	2.0
United States	2.0
Bermuda	1.8
Hong Kong	1.8
Jersey	1.6
Australia	1.5
Israel	1.5
Norway	1.4
Ireland	1.4
Russia	1.4
Belgium	1.3
Brazil	0.6
Portugal	0.5

98.9%

*	Calculated as a percentage of net assets

240

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.3%
Australia — 1.5%
Qantas Airways, Ltd.†(1)	8,533,037	$17,187,713

Belgium — 1.3%
UCB SA(1)	193,660	15,046,659

Bermuda — 1.8%
Kunlun Energy Co., Ltd.(1)	10,778,000	11,253,176
Noble Group, Ltd.(1)	12,660,000	9,937,108

		21,190,284

Canada — 2.1%
Bombardier, Inc., Class B	3,666,900	8,368,623
Talisman Energy, Inc.	1,836,850	13,848,291
Trican Well Service, Ltd.	448,300	1,728,709

		23,945,623

China — 7.5%
China CNR Corp., Ltd.*	16,299,900	20,878,708
China Life Insurance Co., Ltd.(1)	4,168,000	16,169,486
China Telecom Corp., Ltd., Class H(1)	32,887,383	19,317,616
CSR Corp., Ltd., Class H	17,621,500	21,435,025
Shanghai Pharmaceuticals Holding Co., Ltd.(1)	2,133,100	4,605,012
Sinopharm Group Co., Ltd.(1)	1,370,400	5,009,658

		87,415,505

France — 11.5%
AXA SA(1)	473,514	11,138,534
BNP Paribas SA(1)	263,970	13,924,703
Cie de St-Gobain(1)	386,140	16,513,859
Cie Generale des Etablissements Michelin(1)	124,955	12,228,821
Credit Agricole SA(1)	681,140	8,092,924
Lafarge SA(1)	99,830	6,851,436
Orange SA(1)	668,610	11,777,443
Sanofi(1)	161,528	14,880,640
Technip SA(1)	192,880	11,351,986
Total SA(1)	341,770	17,657,553
Vivendi SA(1)	391,805	9,303,210

		133,721,109

Germany — 10.2%
Bayer AG(1)	131,090	18,942,348
Commerzbank AG†(1)	743,680	8,953,664
Deutsche Boerse AG(1)	218,670	16,807,187
Deutsche Lufthansa AG(1)	983,930	16,729,302
HeidelbergCement AG(1)	176,770	13,026,797
LANXESS AG(1)	213,720	10,271,680
Merck KGaA(1)	126,200	12,640,227
Metro AG†(1)	254,270	7,842,460
Muenchener Rueckversicherungs AG(1)	47,060	9,461,736
Siemens AG(1)	39,890	4,189,796

		118,865,197

Hong Kong — 1.8%
China Mobile, Ltd.(1)	1,170,500	15,273,855
Hutchison Whampoa, Ltd.(1)	401,000	5,277,412

		20,551,267

Ireland — 1.4%
CRH PLC(1)	679,845	16,360,118

Security Description	Shares	Value (Note 2)
Israel — 1.5%
Teva Pharmaceutical Industries, Ltd. ADR	300,197	$17,069,201

Italy — 2.5%
Eni SpA(1)	689,023	11,705,231
Intesa Sanpaolo SpA(1)	3,745,401	10,945,292
Saipem SpA†(1)	399,535	3,610,439
UniCredit SpA(1)	458,213	2,697,933

		28,958,895

Japan — 7.2%
Canon, Inc.(1)	314,900	9,931,715
ITOCHU Corp.(1)	731,900	7,425,710
Konica Minolta, Inc.(1)	1,463,500	16,030,001
Mazda Motor Corp.(1)	165,400	3,387,121
Nikon Corp.(1)	364,000	4,624,686
Nissan Motor Co., Ltd.(1)	1,503,700	12,860,918
Suntory Beverage & Food, Ltd.(1)	382,800	13,416,861
Toyota Motor Corp.(1)	250,800	16,146,106

		83,823,118

Jersey — 1.6%
Petrofac, Ltd.(1)	1,739,650	18,430,236

Netherlands — 5.9%
Akzo Nobel NV(1)	232,110	16,762,906
ING Groep NV CVA†(1)	1,211,340	15,070,366
Koninklijke Philips NV(1)	229,399	6,338,594
LyondellBasell Industries NV, Class A	57,130	4,518,412
NN Group NV†(1)	180,960	4,917,006
QIAGEN NV†(1)	345,180	7,923,873
SBM Offshore NV†(1)	336,215	3,712,659
TNT Express NV(1)	1,484,910	9,743,450

		68,987,266

Norway — 1.4%
Statoil ASA(1)	328,720	5,481,919
Telenor ASA(1)	524,000	11,236,138

		16,718,057

Portugal — 0.5%
Galp Energia SGPS SA(1)	528,450	5,568,950

Russia — 1.4%
MMC Norilsk Nickel OJSC (OTC)ADR	190,797	3,148,150
MMC Norilsk Nickel OJSC (LSE)ADR(1)	607,410	9,992,459
Mobile Telesystems OJSC ADR	406,101	3,191,954

		16,332,563

Singapore — 2.0%
DBS Group Holdings, Ltd.(1)	1,072,950	15,627,458
Singapore Telecommunications, Ltd.(1)	2,426,000	7,301,358

		22,928,816

South Korea — 8.2%
Hana Financial Group, Inc.†(1)	475,620	13,948,910
Hyundai Mobis(1)	32,559	7,342,798
Hyundai Motor Co.(1)	103,649	15,924,366
KB Financial Group, Inc. ADR	318,766	10,758,353
LG Electronics, Inc.(1)	199,664	11,056,800
POSCO(1)	52,741	12,242,504
Samsung Electronics Co., Ltd. GDR*	38,513	23,762,521

		95,036,252

241

SunAmerica Series Trust Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2015 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Spain — 2.1%
Repsol SA(1)	380,842	$6,801,935
Telefonica SA(1)	902,694	13,527,739
Telefonica SA ADR	289,939	4,322,990

		24,652,664

Sweden — 2.2%
Getinge AB, Class B(1)	809,180	19,943,309
Telefonaktiebolaget LM Ericsson, Class B(1)	454,504	5,520,560

		25,463,869

Switzerland — 5.2%
Credit Suisse Group AG(1)	616,326	12,975,005
Lonza Group AG(1)	81,236	9,628,636
Novartis AG(1)	86,270	8,411,532
Roche Holding AG(1)	58,120	15,701,266
Swiss Re AG(1)	157,215	14,205,504

		60,921,943

United Kingdom — 15.5%
Aviva PLC(1)	1,360,570	10,809,960
BAE Systems PLC(1)	1,071,271	8,170,093
Barclays PLC(1)	5,080,790	17,856,453
BP PLC(1)	2,014,062	12,967,020
GlaxoSmithKline PLC(1)	496,067	10,918,705
HSBC Holdings PLC(1)	254,800	2,375,064
HSBC Holdings PLC ADR	348,199	15,919,658
Kingfisher PLC(1)	2,896,740	14,936,194
Lloyds Banking Group PLC†(1)	11,912,420	13,221,666
Marks & Spencer Group PLC(1)	1,551,140	11,307,793
Rexam PLC(1)	716,133	4,574,282
Royal Dutch Shell PLC ADR	140,618	8,998,146
Sky PLC†(1)	1,058,450	14,774,634
Tesco PLC(1)	5,234,810	17,670,356
Vodafone Group PLC(1)	4,343,483	15,297,575

		179,797,599

Security Description	Shares/ Principal Amount	Value (Note 2)
Total Common Stocks (cost $1,020,703,140)		1,118,972,904

PREFERRED SECURITIES — 0.6%
Brazil — 0.6%
Petroleo Brasileiro SA ADR (cost $17,374,892)	1,118,271	6,877,367

Total Long-Term Investment Securities (cost $1,038,078,032)		1,125,850,271

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 02/02/15 (cost $22,905,000)	$22,905,000	22,905,000

TOTAL INVESTMENTS — (cost $1,060,983,032) (2)	98.9%	1,148,755,271
Other assets less liabilities	1.1	12,488,961

NET ASSETS —	100.0%	$1,161,244,232

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2015, the aggregate value of these securities was $44,641,229 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at January 31, 2015. The aggregate value of these securities was $961,024,163 representing 82.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

GDR — Global Depository Receipt

LSE — London Stock Exchange

OTC — Over The Counter US

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$23,945,623	$—	$—	$23,945,623
China	42,313,733	45,101,772	—	87,415,505
Israel	17,069,201	—	—	17,069,201
Netherlands	4,518,412	64,468,854	—	68,987,266
Russia	6,340,104	9,992,459	—	16,332,563
South Korea	34,520,874	60,515,378	—	95,036,252
Spain	4,322,990	20,329,674	—	24,652,664
United Kingdom	24,917,804	154,879,795	—	179,797,599
Other Countries	—	605,736,231	—	605,736,231
Preferred Securities	6,877,367	—	—	6,877,367
Short-Term Investment Securities	—	22,905,000	—	22,905,000

Total Investments at Value	$164,826,108	$983,929,163	$—	$1,148,755,271

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

242

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2015

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	SA JPMorgan MFS Core Bond†
ASSETS:
Investments at value (unaffiliated)*	$256,205,160	$1,742,545,243	$477,387,781	$456,135,365	$1,975,154,059
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	3,336,000	—	—	25,234,000	—

Total investments	259,541,160	1,742,545,243	477,387,781	481,369,365	1,975,154,059

Cash	793	—	—	966,129	—
Foreign cash*	—	—	29,542	—	6
Due from broker	—	780,000	15,092,205	—	429
Receivable for:
Fund shares sold	458,630	1,116,552	304,668	375,995	1,249,055
Dividends and interest	145,522	22,548,160	3,099,544	7,755,384	11,098,556
Investments sold	—	—	10,598,898	8,153,426	158,080,040
Written options	—	—	—	—	—
Payments on swap contracts	—	—	63,707	—	—
Prepaid expenses and other assets	6,525	4,909	1,789	1,830	5,399
Due from investment adviser for expense reimbursements/fee waivers	12,075	—	—	—	61,197
Variation margin on futures contracts	—	262,500	628,073	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	4,609,364	—	28,086,788
Swap premiums paid	—	—	3,216,107	—	—
Unrealized appreciation on swap contacts	—	—	3,011,381	—	—

Total assets	260,164,705	1,767,257,364	518,043,059	498,622,129	2,173,735,529

LIABILITIES:
Payable for:
Fund shares redeemed	115,986	625,027	153,041	177,825	458,225
Investments purchased	3,529,250	3,786,012	20,402,941	6,717,053	232,559,439
Payments on swap contracts	—	—	48,297	—	—
Investment advisory and management fees	102,221	758,601	242,064	244,995	945,003
Service fees — Class 2	1,755	3,648	1,142	1,637	1,933
Service fees — Class 3	37,264	189,728	58,620	39,686	212,868
Transfer agent fees	307	271	471	471	488
Trustees’ fees and expenses	4,549	24,401	7,015	7,447	25,351
Other accrued expenses	44,395	147,102	149,945	88,350	195,939
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	40,314	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	419,389	—	—	38,318,967
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	5,731,905	—	11,460,000
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	4,201,487	—	16,931,745
Swap premiums received	—	—	7,449,345	—	—
Unrealized depreciation on swap contacts	—	—	6,481,899	—	—

Total liabilities	3,835,727	5,954,179	44,968,486	7,277,464	301,109,958

NET ASSETS	$256,328,978	$1,761,303,185	$473,074,573	$491,344,665	$1,872,625,571

* Cost
Investment securities (unaffiliated)	$256,258,705	$1,649,941,481	$485,977,202	$473,182,196	$1,968,116,813

Investment securities (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$64,381	$—	$4

@ Premiums received on options written	$—	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

243

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2015

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	SA JPMorgan MFS Core Bond†
NET ASSETS REPRESENTED BY:
Paid-in capital	$265,965,895	$1,596,039,201	$490,028,509	$518,306,741	$1,800,004,410
Accumulated undistributed net investment income (loss)	(94,459)	67,395,656	(4,304,267)	26,825,043	10,271,284
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(9,488,913)	4,768,366	(5,893,863)	(36,740,288)	44,157,586
Unrealized appreciation (depreciation) on investments	(53,545)	92,603,762	(8,589,421)	(17,046,831)	7,037,246
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	496,200	1,675,051	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	158,564	—	11,155,045
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

NET ASSETS	$256,328,978	$1,761,303,185	$473,074,573	$491,344,665	$1,872,625,571

Class 1 (unlimited shares authorized):
Net assets	$72,581,043	$831,572,000	$189,564,964	$288,427,012	$852,918,780
Shares of beneficial interest issued and outstanding	6,875,773	60,220,675	17,183,501	49,849,556	92,686,210
Net asset value, offering and redemption price per share	$10.56	$13.81	$11.03	$5.79	$9.20

Class 2 (unlimited shares authorized):
Net assets	$13,802,801	$28,785,641	$8,839,466	$12,840,661	$15,128,568
Shares of beneficial interest issued and outstanding	1,319,906	2,087,078	807,372	2,222,300	1,651,847
Net asset value, offering and redemption price per share	$10.46	$13.79	$10.95	$5.78	$9.16

Class 3 (unlimited shares authorized):
Net assets	$169,945,134	$900,945,544	$274,670,143	$190,076,992	$1,004,578,223
Shares of beneficial interest issued and outstanding	16,359,749	65,645,120	25,281,328	33,049,735	110,247,494
Net asset value, offering and redemption price per share	$10.39	$13.72	$10.86	$5.75	$9.11

† See Note 1

See Notes to Financial Statements

244

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2015

	Balanced	MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	VCP Total Return BalancedSM	VCPSM Value
ASSETS:
Investments at value (unaffiliated)*	$218,002,612	$623,517,418	$1,849,825,307	$987,248,839	$160,622,434	$234,275,360
Investments at value (affiliated)*	—	—	7,593,405,579	3,991,955,697	—	—
Repurchase agreements (cost approximates value)	21,654,000	—	—	—	58,100,000	—

Total investments	239,656,612	623,517,418	9,443,230,886	4,979,204,536	218,722,434	234,275,360

Cash	654	2,740	—	—	5,034,650	23,193
Foreign cash*	—	11,996	—	—	58,373	1,303
Due from broker	145,000	—	—	—	1,210,000	—
Receivable for:
Fund shares sold	72,122	4,907	13,223,391	9,332,849	648,305	675,700
Dividends and interest	709,377	2,248,569	11,718,372	6,014,419	401,651	553,035
Investments sold	5,991,182	4,017,358	—	—	65,415,249	2,064,521
Written options	—	—	4,263,000	2,131,500	—	—
Payments on swap contracts	—	—	—	—	74,743	—
Prepaid expenses and other assets	5,952	3,499	6,843	1,130	695	1,429
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	1,419	—
Variation margin on futures contracts	45,086	—	—	—	5,500	355,180
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	5,022	381,953
Swap premiums paid	—	—	—	—	943,612	—
Unrealized appreciation on swap contacts	—	—	—	—	58,414	—

Total assets	246,625,985	629,806,487	9,472,442,492	4,996,684,434	292,580,067	238,331,674

LIABILITIES:
Payable for:
Fund shares redeemed	77,019	336,386	94,696	45,335	1,002	2,090
Investments purchased	21,484,229	18,315,562	11,702,956	13,190,011	66,746,458	484,096
Payments on swap contracts	—	—	—	—	21,589	—
Investment advisory and management fees	123,709	341,439	1,677,764	920,025	157,862	181,741
Service fees — Class 2	1,473	4,915	—	—	—	—
Service fees — Class 3	26,733	72,939	1,985,732	1,038,558	45,890	49,119
Transfer agent fees	550	488	197	180	397	397
Trustees’ fees and expenses	3,446	10,800	92,750	39,907	629	625
Other accrued expenses	77,394	95,643	213,747	108,983	53,957	46,368
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	26,399	—	23,327,500	6,020,000	1,749,745	—
Due to investment adviser from expense recoupment	—	—	—	—	—	430
Due to custodian	—	—	—	11,500,000	—	—
Due to custodian for foreign cash	—	—	—	—	—	—
Due to broker	4,635	—	112,633	16,332,518	1,073,787	651
Call and put options written, at value@	—	—	7,367,250	3,876,000	112,867	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	17,535	157,673
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contacts	—	—	—	—	156,667	—

Total liabilities	21,825,587	19,178,172	46,575,225	53,071,517	70,138,385	923,190

NET ASSETS	$224,800,398	$610,628,315	$9,425,867,267	$4,943,612,917	$222,441,682	$237,408,484

* Cost
Investment securities (unaffiliated)	$196,623,885	$514,656,421	$1,757,846,090	$939,024,061	$157,659,792	$231,355,670

Investment securities (affiliated)	$—	$—	$7,127,034,435	$3,842,435,502	$—	$—

Foreign cash	$—	$12,080	$—	$—	$66,933	$1,347

@ Premiums received on options written	$—	$—	$22,857,350	$12,028,500	$120,206	$—

See Notes to Financial Statements

245

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STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2015

	Balanced	MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	VCP Total Return BalancedSM	VCPSM Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$183,863,379	$498,293,808	$8,679,792,963	$4,697,841,819	$224,794,753	$233,918,092
Accumulated undistributed net investment income (loss)	3,654,059	13,097,230	108,515,531	44,027,035	(1,339,381)	721,282
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	15,732,254	(9,618,653)	101,695,261	8,368,743	(1,044,238)	(496,837)
Unrealized appreciation (depreciation) on investments	21,378,727	108,860,997	558,350,361	197,744,973	2,962,642	2,919,690
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	171,979	—	(22,486,849)	(4,369,653)	(2,911,021)	123,552
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(5,067)	—	—	(21,073)	222,705
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$224,800,398	$610,628,315	$9,425,867,267	$4,943,612,917	$222,441,682	$237,408,484

Class 1 (unlimited shares authorized):
Net assets	$87,891,796	$233,619,713	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	4,271,388	12,250,950	—	—	—	—
Net asset value, offering and redemption price per share	$20.58	$19.07	$—	$—	$—	$—

Class 2 (unlimited shares authorized):
Net assets	$11,457,996	$37,920,717	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	557,817	1,989,089	—	—	—	—
Net asset value, offering and redemption price per share	$20.54	$19.06	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$125,450,606	$339,087,885	$9,425,867,267	$4,943,612,917	$222,441,682	$237,408,484
Shares of beneficial interest issued and outstanding	6,122,569	17,826,718	745,706,955	394,371,909	20,943,085	20,814,836
Net asset value, offering and redemption price per share	$20.49	$19.02	$12.64	$12.54	$10.62	$11.41

See Notes to Financial Statements

246

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STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2015

	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities	Davis Venture Value		“Dogs” of Wall Street
ASSETS:
Investments at value (unaffiliated)*	$54,443,638	$1,151,214,322	$940,341,018	$249,025,242		$1,253,522,207	$286,288,343
Investments at value (affiliated)*	—	4,159,032	—	—		—	—
Repurchase agreements (cost approximates value)	—	19,446,000	—	7,839,000		—	3,624,000

Total investments	54,443,638	1,174,819,354	940,341,018	256,864,242		1,253,522,207	289,912,343

Cash	204	613	931	274		64,088,996	379
Foreign cash*	137,113	—	—	—		—	—
Due from broker	—	2,725,000	—	—		—	—
Receivable for:
Fund shares sold	—	1,762,567	885,217	232,883		429,041	272,489
Dividends and interest	99,511	1,062,723	734,954	273,505		1,853,467	734,091
Investments sold	221,351	—	5,715,938	3,494,310		15,416,509	—
Written options	—	—	—	—		—	—
Payments on swap contracts	—	—	—	—		—	—
Prepaid expenses and other assets	1,707	2,381	3,552	1,038		9,250	1,125
Due from investment adviser for expense reimbursements/fee waivers	—	50,162	—	—		—	—
Variation margin on futures contracts	—	—	—	—		—	—
Unrealized appreciation on forward foreign currency contracts	331,450	—	—	—		—	—
Swap premiums paid	—	—	—	—		—	—
Unrealized appreciation on swap contacts	—	—	—	—		—	—

Total assets	55,234,974	1,180,422,800	947,681,610	260,866,252		1,335,319,470	290,920,427

LIABILITIES:
Payable for:
Fund shares redeemed	12,429	97,315	155,549	131,368		572,118	219,053
Investments purchased	147,066	5,147,903	6,166,559	4,339,119		—	—
Payments on swap contracts	—	—	—	—		—	—
Investment advisory and management fees	35,282	401,296	448,196	166,485		831,671	150,568
Service fees — Class 2	318	—	1,520	764		7,965	982
Service fees — Class 3	6,463	—	43,669	17,245		126,382	27,330
Transfer agent fees	521	180	488	455		488	421
Trustees’ fees and expenses	903	11,084	10,781	2,939		22,196	3,496
Other accrued expenses	47,173	186,908	79,383	50,178		108,888	50,487
Accrued foreign tax on capital gains	—	—	—	—		—	—
Variation margin on futures contracts	—	261,870	—	—		—	—
Due to investment adviser from expense recoupment	—	—	—	—		—	—
Due to custodian	—	—	—	—		—	—
Due to custodian for foreign cash	—	—	—	—		—	—
Due to broker	—	—	—	—		—	—
Call and put options written, at value@	—	—	—	—		—	—
Unrealized depreciation on forward foreign currency contracts	913	—	—	—		—	—
Swap premiums received	—	—	—	—		—	—
Unrealized depreciation on swap contacts	—	—	—	—		—	—

Total liabilities	251,068	6,106,556	6,906,145	4,708,553		1,669,708	452,337

NET ASSETS	$54,983,906	$1,174,316,244	$940,775,465	$256,157,699		$1,333,649,762	$290,468,090

* Cost
Investment securities (unaffiliated)	$49,533,124	$1,005,515,436	$796,433,681	$236,238,274		$875,303,754	$268,560,440

Investment securities (affiliated)	$—	$3,900,450	$—	$—		$—	$—

Foreign cash	$140,641	$—	$—	$—	$		$—

@ Premiums received on options written	$—	$—	$—	$—		$—	$—

See Notes to Financial Statements

247

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STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2015

	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street
NET ASSETS REPRESENTED BY:
Paid-in capital	$48,730,702	$995,349,122	$740,944,086	$228,333,727	$740,437,631	$245,774,779
Accumulated undistributed net investment income (loss)	1,920,717	14,432,880	17,534,829	1,621,002	5,212,110	5,923,643
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	(902,478)	19,008,503	38,389,213	13,417,173	209,785,115	21,041,765
Unrealized appreciation (depreciation) on investments	4,910,514	145,957,468	143,907,337	12,786,968	378,218,453	17,727,903
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(431,729)	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	324,451	—	—	(1,171)	(3,547)	—
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$54,983,906	$1,174,316,244	$940,775,465	$256,157,699	$1,333,649,762	$290,468,090

Class 1 (unlimited shares authorized):
Net assets	$22,214,268	$1,174,316,244	$727,505,353	$170,420,093	$688,896,099	$156,927,748
Shares of beneficial interest issued and outstanding	1,445,373	68,685,051	23,266,548	9,189,224	25,932,300	12,093,705
Net asset value, offering and redemption price per share	$15.37	$17.10	$31.27	$18.55	$26.57	$12.98

Class 2 (unlimited shares authorized):
Net assets	$2,480,516	$—	$11,573,175	$5,758,864	$61,129,482	$7,347,149
Shares of beneficial interest issued and outstanding	161,219	—	370,619	310,891	2,302,721	567,224
Net asset value, offering and redemption price per share	$15.39	$—	$31.23	$18.52	$26.55	$12.95

Class 3 (unlimited shares authorized):
Net assets	$30,289,122	$—	$201,696,937	$79,978,742	$583,624,181	$126,193,193
Shares of beneficial interest issued and outstanding	1,976,863	—	6,478,794	4,326,708	22,056,719	9,789,014
Net asset value, offering and redemption price per share	$15.32	$—	$31.13	$18.48	$26.46	$12.89

See Notes to Financial Statements

248

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2015

	Alliance Growth	Capital Growth	MFS Massachusetts Investors Trust	Fundamental Growth	Blue Chip Growth	Real Estate
ASSETS:
Investments at value (unaffiliated)*	$468,898,229	$92,569,339	$1,142,840,499	$213,566,475	$408,552,849	$508,036,274
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	3,468,000	—	—

Total investments	468,898,229	92,569,339	1,142,840,499	217,034,475	408,552,849	508,036,274

Cash	202,922	960	972	509	2,761,690	59,900
Foreign cash*	—	—	81	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	185,954	74,300	1,065,217	105,042	482,540	275,678
Dividends and interest	68,037	61,789	861,340	75,162	302,196	348,977
Investments sold	10,445,863	60,997	3,435,971	7,083,048	—	2,565,151
Written options	—	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	3,510	2,181	5,432	8,725	939	9,142
Due from investment adviser for expense reimbursements/fee waivers	—	11,593	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contacts	—	—	—	—	—	—

Total assets	479,804,515	92,781,159	1,148,209,512	224,306,961	412,100,214	511,295,122

LIABILITIES:
Payable for:
Fund shares redeemed	232,750	38,239	297,520	168,447	77,958	247,096
Investments purchased	10,182,084	940,153	3,453,324	3,388,231	—	4,176,269
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	247,924	69,196	666,779	156,500	237,684	322,471
Service fees — Class 2	2,880	241	1,532	378	483	1,129
Service fees — Class 3	26,898	10,337	85,636	16,629	21,465	58,540
Transfer agent fees	486	380	471	438	420	421
Trustees’ fees and expenses	6,822	872	13,798	5,028	1,855	6,760
Other accrued expenses	64,409	44,754	93,792	54,064	48,444	68,152
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contacts	—	—	—	—	—	—

Total liabilities	10,764,253	1,104,172	4,612,852	3,789,715	388,309	4,880,838

NET ASSETS	$469,040,262	$91,676,987	$1,143,596,660	$220,517,246	$411,711,905	$506,414,284

* Cost
Investment securities (unaffiliated)	$377,350,221	$81,998,984	$952,568,132	$187,866,736	$382,637,854	$421,231,669

Investment securities (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$81	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

249

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STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2015

	Alliance Growth	Capital Growth	MFS Massachusetts Investors Trust	Fundamental Growth	Blue Chip Growth	Real Estate
NET ASSETS REPRESENTED BY:
Paid in capital	$326,502,938	$75,602,701	$892,337,093	$154,536,422	$376,179,515	$370,907,728
Accumulated undistributed net investment income (loss)	475,309	61,720	8,481,384	(93,152)	1,670,998	7,415,625
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	50,514,007	5,442,133	52,513,462	40,374,237	7,946,397	41,286,326
Unrealized appreciation (depreciation) on investments	91,548,008	10,570,355	190,272,367	25,699,739	25,914,995	86,804,605
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	78	(7,646)	—	—	—
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$469,040,262	$91,676,987	$1,143,596,660	$220,517,246	$411,711,905	$506,414,284

Class 1 (unlimited shares authorized):
Net assets	$319,922,426	$42,252,467	$738,357,776	$139,948,454	$306,990,042	$219,871,890
Shares of beneficial interest issued and outstanding	7,970,075	3,243,341	35,164,764	5,326,538	30,890,843	12,435,286
Net asset value, offering and redemption price per share	$40.14	$13.03	$21.00	$26.27	$9.94	$17.68

Class 2 (unlimited shares authorized):
Net assets	$22,447,231	$1,824,756	$11,724,553	$2,941,788	$3,768,306	$8,961,529
Shares of beneficial interest issued and outstanding	561,089	141,867	558,605	113,579	380,511	508,208
Net asset value, offering and redemption price per share	$40.01	$12.86	$20.99	$25.90	$9.90	$17.63

Class 3 (unlimited shares authorized):
Net assets	$126,670,605	$47,599,764	$393,514,331	$77,627,004	$100,953,557	$277,580,865
Shares of beneficial interest issued and outstanding	3,183,927	3,729,964	18,815,527	3,030,420	10,245,349	15,822,121
Net asset value, offering and redemption price per share	$39.78	$12.76	$20.91	$25.62	$9.85	$17.54

See Notes to Financial Statements

250

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2015

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	Marsico Focused Growth	Technology
ASSETS:
Investments at value (unaffiliated)*	$491,308,788	$331,869,019	$134,584,818	$298,359,020	$303,401,162	$48,072,315
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	13,275,000	3,648,000	—	37,272,000	1,071,000

Total investments	491,308,788	345,144,019	138,232,818	298,359,020	340,673,162	49,143,315

Cash	332	788	186	252	81	658
Foreign cash*	—	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	446,453	190,212	125,357	118,366	303,918	35,067
Dividends and interest	122,042	76,317	8,901	22,284	129,288	393
Investments sold	877,626	3,368,514	1,281,318	5,484,657	9,819,317	641,414
Written options	—	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	1,788	2,089	3,265	6,124	1,501	7,234
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	4,093
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contacts	—	—	—	—	—	—

Total assets	492,757,029	348,781,939	139,651,845	303,990,703	350,927,267	49,832,174

LIABILITIES:
Payable for:
Fund shares redeemed	92,334	270,935	53,799	118,263	50,585	49,018
Investments purchased	827,503	4,575,662	1,072,992	5,390,501	8,921,022	1,025,979
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	402,677	223,982	85,912	187,594	245,995	40,924
Service fees — Class 2	—	2,281	428	467	1,615	417
Service fees — Class 3	50,124	32,551	6,180	40,444	30,325	7,055
Transfer agent fees	336	488	488	439	422	406
Trustees’ fees and expenses	6,927	4,785	1,837	4,506	3,892	623
Other accrued expenses	63,314	55,487	46,092	53,342	51,702	44,386
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—	—
Due to broker	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contacts	—	—	—	—	—	—

Total liabilities	1,443,215	5,166,171	1,267,728	5,795,556	9,305,558	1,168,808

NET ASSETS	$491,313,814	$343,615,768	$138,384,117	$298,195,147	$341,621,709	$48,663,366

* Cost
Investment securities (unaffiliated)	$412,469,504	$268,915,447	$112,585,536	$254,124,281	$240,777,039	$38,603,074

Investment securities (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

251

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STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2015

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	Marsico Focused Growth	Technology
NET ASSETS REPRESENTED BY:
Paid-in capital	$375,504,306	$250,614,583	$165,213,117	$217,877,944	$264,886,853	$45,370,907
Accumulated undistributed net investment income (loss)	685,437	(234,604)	(82,054)	(317,501)	—	(39,795)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	36,284,727	30,282,217	(48,746,228)	36,399,965	14,110,733	(6,136,919)
Unrealized appreciation (depreciation) on investments	78,839,284	62,953,572	21,999,282	44,234,739	62,624,123	9,469,241
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	60	—	—	—	—	(68)
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

NET ASSETS	$491,313,814	$343,615,768	$138,384,117	$298,195,147	$341,621,709	$48,663,366

Class 1 (unlimited shares authorized):
Net assets	$260,769,602	$174,080,586	$106,196,423	$104,632,795	$187,091,313	$11,741,777
Shares of beneficial interest issued and outstanding	11,120,648	9,883,121	6,648,714	11,477,945	14,361,418	2,579,613
Net asset value, offering and redemption price per share	$23.45	$17.61	$15.97	$9.12	$13.03	$4.55

Class 2 (unlimited shares authorized):
Net assets	$—	$17,670,986	$3,322,352	$3,659,867	$12,586,235	$3,260,664
Shares of beneficial interest issued and outstanding	—	1,024,649	210,495	412,136	978,662	730,230
Net asset value, offering and redemption price per share	$—	$17.25	$15.78	$8.88	$12.86	$4.47

Class 3 (unlimited shares authorized):
Net assets	$230,544,212	$151,864,196	$28,865,342	$189,902,485	$141,944,161	$33,660,925
Shares of beneficial interest issued and outstanding	9,904,325	8,918,660	1,847,407	21,720,343	11,145,172	7,631,123
Net asset value, offering and redemption price per share	$23.28	$17.03	$15.62	$8.74	$12.74	$4.41

See Notes to Financial Statements

252

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2015

	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value
ASSETS:
Investments at value (unaffiliated)*	$628,522,876	$381,138,028	$510,615,223	$246,646,386	$397,074,734	$1,148,755,271
Investments at value (affiliated)*	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	6,103,000	7,801,000	—	—	—

Total investments	628,522,876	387,241,028	518,416,223	246,646,386	397,074,734	1,148,755,271

Cash	815	150	386	9,255,412	96	10,450
Foreign cash*	—	—	392,227	495,952	1,914,624	10
Due from broker	—	—	—	—	532,104	—
Receivable for:
Fund shares sold	184,136	228,647	675,735	106,321	341,382	910,964
Dividends and interest	190,820	474,707	545,933	507,557	638,073	1,828,559
Investments sold	1,350,547	5,419,070	3,587,775	106,384	462,287	11,244,729
Written options	—	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	62,200	2,579	3,123	1,370	1,621	6,632
Due from investment adviser for expense reimbursements/fee waivers	—	17,204	—	—	29,722	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	4,753,516	—	—	—	—
Swap premiums paid	—	—	—	—	—	—
Unrealized appreciation on swap contacts	—	—	—	—	—	—

Total assets	630,311,394	398,136,901	523,621,402	257,119,382	400,994,643	1,162,756,615

LIABILITIES:
Payable for:
Fund shares redeemed	435,145	148,558	60,678	167,070	273,156	297,330
Investments purchased	1,288,898	1,875,557	2,419,530	4,352,197	354,043	166,631
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	501,260	313,491	316,110	167,818	369,376	768,180
Service fees — Class 2	2,119	949	682	1,950	647	2,415
Service fees — Class 3	115,594	36,791	8,377	35,463	34,245	130,746
Transfer agent fees	372	504	471	438	421	373
Trustees’ fees and expenses	10,806	9,122	6,359	4,568	5,837	15,767
Other accrued expenses	78,917	83,013	87,056	76,205	289,437	130,941
Accrued foreign tax on capital gains	—	—	—	—	138,335	—
Variation margin on futures contracts	—	—	—	—	287,700	—
Due to investment adviser from expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash	—	12,386	—	—	—	—
Due to broker	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	5,409,503	—	304,604	—	—
Swap premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contacts	—	—	—	—	—	—

Total liabilities	2,433,111	7,889,874	2,899,263	5,110,313	1,753,197	1,512,383

NET ASSETS	$627,878,283	$390,247,027	$520,722,139	$252,009,069	$399,241,446	$1,161,244,232

* Cost
Investment securities (unaffiliated)	$558,983,910	$376,645,837	$473,858,597	$239,439,139	$402,389,177	$1,060,983,032

Investment securities (affiliated)	$—	$—	$—	$—	$—	$—

Foreign cash	$—	$(8,387)	$397,550	$504,162	$1,916,107	$10

@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

253

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2015

	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value
NET ASSETS REPRESENTED BY:
Paid-in capital	$465,872,840	$504,363,665	$475,034,480	$241,953,399	$463,708,653	$1,059,648,360
Accumulated undistributed net investment income (loss)	2,267,661	9,351,284	8,102,625	6,749,065	6,668,943	26,012,773
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, forward sales contracts, foreign exchange transactions and capital gain distributions from underlying funds	90,198,816	(127,253,177)	851,123	(3,572,099)	(65,731,560)	(12,034,969)
Unrealized appreciation (depreciation) on investments	69,538,966	4,492,191	36,756,626	7,207,247	(5,314,443)	87,772,239
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	57,414	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(706,936)	(22,715)	(328,543)	(9,226)	(154,171)
Unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(138,335)	—

NET ASSETS	$627,878,283	$390,247,027	$520,722,139	$252,009,069	$399,241,446	$1,161,244,232

Class 1 (unlimited shares authorized):
Net assets	$80,714,036	$210,645,830	$476,333,777	$67,361,574	$234,472,843	$528,744,180
Shares of beneficial interest issued and outstanding	4,223,074	22,135,319	25,676,209	7,085,677	32,037,763	33,720,827
Net asset value, offering and redemption price per share	$19.11	$9.52	$18.55	$9.51	$7.32	$15.68

Class 2 (unlimited shares authorized):
Net assets	$16,165,893	$7,427,565	$5,296,485	$15,453,558	$5,034,504	$18,747,997
Shares of beneficial interest issued and outstanding	847,103	777,501	286,257	1,633,461	692,273	1,197,006
Net asset value, offering and redemption price per share	$19.08	$9.55	$18.50	$9.46	$7.27	$15.66

Class 3 (unlimited shares authorized):
Net assets	$530,998,354	$172,173,632	$39,091,877	$169,193,937	$159,734,099	$613,752,055
Shares of beneficial interest issued and outstanding	27,983,031	18,071,743	2,122,851	17,916,915	22,124,168	39,273,518
Net asset value, offering and redemption price per share	$18.98	$9.53	$18.41	$9.44	$7.22	$15.63

See Notes to Financial Statements

254

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Year Ended January 31, 2015

	Cash Management	Corporate Bond	Global Bond	High-Yield Bond	SA JPMorgan MFS Core Bond†
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$28,841	$—	$91,156	$105,000
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	472,134	78,647,282	8,970,400	30,554,654	38,264,965

Total investment income*	472,134	78,676,123	8,970,400	30,645,810	38,369,965

EXPENSES:
Investment advisory and management fees	1,239,462	8,330,395	2,766,788	2,831,843	10,322,407
Service fees:
Class 2	22,653	45,187	15,476	22,539	25,412
Class 3	449,020	2,241,845	698,033	496,318	2,527,200
Transfer agent fees	1,835	1,523	1,642	1,723	1,882
Custodian and accounting fees	40,205	217,921	297,324	67,452	361,555
Reports to shareholders	26,993	163,927	46,587	50,187	173,793
Audit and tax fees	38,110	42,860	50,669	54,090	64,834
Legal fees	10,045	14,203	10,320	9,568	9,967
Trustees’ fees and expenses	8,200	56,516	15,824	17,149	59,095
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	1,756	—	—
Other expenses	6,815	65,405	22,931	29,758	78,551

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	1,843,338	11,179,782	3,927,350	3,580,627	13,624,696
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(154,489)	—	—	—	(61,197)
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	1,688,849	11,179,782	3,927,350	3,580,627	13,563,499

Net investment income (loss)	(1,216,715)	67,496,341	5,043,050	27,065,183	24,806,466

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	137	7,254,496	345,845	(4,399,424)	(14,893,649)
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	(2,344)
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	(2,479,409)	(2,873,573)	—	26,221,340
Net realized gain (loss) on disposal of investments in violation of investment regulations (Note 4)	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(3,541,186)	—	52,627,762

Net realized gain (loss) on investments and foreign currencies	137	4,775,087	(6,068,914)	(4,399,424)	63,953,109

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	8,549	24,884,829	(11,136,997)	(19,786,732)	(9,681,286)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	496,200	1,622,396	—	2,673,625
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(1,020,563)	—	9,219,294
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	113,199
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	8,549	25,381,029	(10,535,164)	(19,786,732)	2,324,832

Net realized and unrealized gain (loss) on investments and foreign currencies	8,686	30,156,116	(16,604,078)	(24,186,156)	66,277,941

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,208,029)	$97,652,457	$(11,561,028)	$2,879,027	$91,084,407

* Net of foreign withholding taxes on interest and dividends of	$—	$(4,812)	$11,246	$(17,217)	$1,754

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

† See Note 1
See Notes to Financial Statements

255

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2015

	Balanced	MFS Total Return	SunAmerica Dynamic Allocation	SunAmerica Dynamic Strategy	VCP Total Return BalancedSM	VCPSM Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,713,103	$10,483,287	$—	$—	$—	$2,517,030
Dividends (affiliated)	—	—	75,505,135	35,848,362	—	—
Interest (unaffiliated)	2,629,519	7,635,474	28,121,195	13,862,054	994,215	828,475

Total investment income*	5,342,622	18,118,761	103,626,330	49,710,416	994,215	3,345,505

EXPENSES:
Investment advisory and management fees	1,410,800	4,149,071	16,577,763	8,557,356	1,273,862	1,456,545
Service fees:
Class 2	17,109	60,983	—	—	—	—
Class 3	292,384	881,864	19,409,704	9,399,507	370,309	393,661
Transfer agent fees	1,657	1,893	665	478	496	514
Custodian and accounting fees	89,180	127,050	123,998	66,013	41,717	54,900
Reports to shareholders	22,113	67,539	586,298	380,456	6,360	7,463
Audit and tax fees	43,365	37,203	25,547	23,891	48,295	40,754
Legal fees	6,394	8,770	46,567	58,407	31,439	9,867
Trustees’ fees and expenses	7,229	20,780	216,444	199,762	4,470	4,681
Deferred offering costs	—	—	—	—	11,461	11,460
Interest expense	—	20	—	—	—	—
Other expenses	12,838	19,297	27,979	18,932	12,059	12,959

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	1,903,069	5,374,470	37,014,965	18,704,802	1,800,468	1,992,804
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	(82,235)	(55,993)
Fees paid indirectly (Note 5)	(2,279)	(3,428)	—	—	—	(2,348)

Net expenses	1,900,790	5,371,042	37,014,965	18,704,802	1,718,233	1,934,463

Net investment income (loss)	3,441,832	12,747,719	66,611,365	31,005,614	(724,018)	1,411,042

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	19,667,043	38,699,421	(4,175,125)	(266,900)	115,594	2,142,376
Net realized gain (loss) on investments (affiliated)	—	—	70,818,798	5,559,221	—	—
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	—	—	155,693,417	96,320,512	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	70,455	—	(77,556,065)	(78,448,449)	5,567,929	474,774
Net realized gain (loss) on disposal of investments in violation of investment regulations) (Note 4)	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(19,795)	—	—	97,814	1,229,792

Net realized gain (loss) on investments and foreign currencies	19,737,498	38,679,626	144,781,025	23,164,384	5,781,337	3,846,942

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	415,731	3,205,971	106,470,649	50,716,168	2,845,671	1,250,869
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	81,263,985	53,235,274	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	234,914	—	(18,971,339)	(4,515,249)	(2,803,640)	123,552
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(7,142)	—	—	(21,106)	187,732
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	650,645	3,198,829	168,763,295	99,436,193	20,925	1,562,153

Net realized and unrealized gain (loss) on investments and foreign currencies	20,388,143	41,878,455	313,544,320	122,600,577	5,802,262	5,409,095

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,829,975	$54,626,174	$380,155,685	$153,606,191	$5,078,244	$6,820,137

* Net of foreign withholding taxes on interest and dividends of	$(68)	$171,330	$—	$—	$—	$53,966

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

256

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2015

	Telecom Utility	Equity Index	Growth- Income	Equity Opportunities	Davis Venture Value	“Dogs” of Wall Street
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,934,808	$18,630,721	$22,886,267	$3,663,488	$17,163,030	$7,933,727
Dividends (affiliated)	—	37,041	—	—	—	—
Interest (unaffiliated)	4,306	204	1,868	13	31,574	—

Total investment income*	1,939,114	18,667,966	22,888,135	3,663,501	17,194,604	7,933,727

EXPENSES:
Investment advisory and management fees	413,826	3,839,169	4,584,024	1,714,527	9,934,068	1,545,324
Service fees:
Class 2	3,856	—	18,305	9,559	100,708	12,279
Class 3	72,847	—	482,925	186,317	1,557,423	298,175
Transfer agent fees	1,393	547	1,801	1,587	1,813	1,213
Custodian and accounting fees	45,500	108,826	85,547	34,536	159,904	26,229
Reports to shareholders	5,681	79,024	77,026	21,938	140,344	57,723
Audit and tax fees	37,581	33,003	32,972	32,967	33,021	32,936
Legal fees	10,089	22,694	10,008	10,534	12,912	6,811
Trustees’ fees and expenses	1,859	34,207	28,056	8,079	44,444	9,224
Deferred offering costs	—	—	—	—	—	—
Interest expense	11	—	—	—	—	—
Other expenses	10,890	199,484	55,152	19,970	38,984	20,171

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	603,533	4,316,954	5,375,816	2,040,014	12,023,621	2,010,085
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(50,162)	—	—	—	—
Fees paid indirectly (Note 5)	(3,528)	—	(4,867)	—	(4,550)	—

Net expenses	600,005	4,266,792	5,370,949	2,040,014	12,019,071	2,010,085

Net investment income (loss)	1,339,109	14,401,174	17,517,186	1,623,487	5,175,533	5,923,642

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	5,629,199	18,612,373	38,667,621	28,656,795	209,847,091	21,758,815
Net realized gain (loss) on investments (affiliated)	—	69,975	—	—	—	—
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	1,482,183	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investment regulations (Note 4)	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	598,160	—	—	(11,719)	(11,591)	—

Net realized gain (loss) on investments and foreign currencies	6,227,359	20,164,531	38,667,621	28,645,076	209,835,500	21,758,815

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(2,124,704)	72,117,227	47,937,554	(10,277,660)	(117,531,501)	(2,474,471)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	(135,237)	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(416,601)	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	265,882	—	—	(1,229)	(16,915)	—
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(1,858,822)	71,565,389	47,937,554	(10,278,889)	(117,548,416)	(2,474,471)

Net realized and unrealized gain (loss) on investments and foreign currencies	4,368,537	91,729,920	86,605,175	18,366,187	92,287,084	19,284,344

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,707,646	$106,131,094	$104,122,361	$19,989,674	$97,462,617	$25,207,986

* Net of foreign withholding taxes on interest and dividends of	$71,264	$1,720	$—	$22,440	$420,216	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

257

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2015

	Alliance Growth	Capital Growth	MFS Massachusetts Investors Trust	Fundamental Growth	Blue Chip Growth	Real Estate
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,889,523	$811,032	$16,785,083	$1,716,105	$3,930,230	$11,743,888
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	3,369	133	6,080	—	812	583

Total investment income*	3,892,892	811,165	16,791,163	1,716,105	3,931,042	11,744,471

EXPENSES:
Investment advisory and management fees	2,789,033	631,627	6,947,669	2,124,016	1,899,690	3,402,534
Service fees:
Class 2	34,728	3,020	18,648	4,524	5,381	12,948
Class 3	321,345	128,035	1,011,111	206,992	235,431	692,146
Transfer agent fees	2,060	1,425	1,694	1,400	1,702	1,282
Custodian and accounting fees	55,026	25,027	120,605	31,826	36,989	63,327
Reports to shareholders	45,481	8,260	97,766	31,385	27,299	75,372
Audit and tax fees	32,953	32,980	32,995	32,969	32,963	32,937
Legal fees	7,155	8,827	12,115	7,597	6,069	8,317
Trustees’ fees and expenses	15,015	1,984	35,303	10,092	7,444	14,611
Deferred offering costs	—	—	—	—	—	—
Interest expense	—	—	103	—	—	6,353
Other expenses	19,479	10,953	67,623	30,017	12,756	25,482

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	3,322,275	852,138	8,345,632	2,480,818	2,265,724	4,335,309
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(101,511)	—	—	—	—
Fees paid indirectly (Note 5)	(10,755)	(2,994)	(22,932)	(29,657)	—	(6,259)

Net expenses	3,311,520	747,633	8,322,700	2,451,161	2,265,724	4,329,050

Net investment income (loss)	581,372	63,532	8,468,463	(735,056)	1,665,318	7,415,421

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	70,124,246	8,749,502	53,882,950	52,421,911	8,309,440	42,483,336
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investment regulations (Note 4)	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(1,641)	(4,330)	(412)	—	205

Net realized gain (loss) on investments and foreign currencies	70,124,246	8,747,861	53,878,620	52,421,499	8,309,440	42,483,541

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(1,419,822)	(2,874,983)	27,089,727	(28,964,957)	17,357,014	80,390,827
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(154)	(8,616)	—	—	(147)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(1,419,822)	(2,875,137)	27,081,111	(28,964,957)	17,357,014	80,390,680

Net realized and unrealized gain (loss) on investments and foreign currencies	68,704,424	5,872,724	80,959,731	23,456,542	25,666,454	122,874,221

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,285,796	$5,936,256	$89,428,194	$22,721,486	$27,331,772	$130,289,642

* Net of foreign withholding taxes on interest and dividends of	$2,001	$3,291	$309,022	$2,818	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

258

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2015

	Small Company Value	Mid-Cap Growth	Aggressive Growth	Growth Opportunities	Marsico Focused Growth	Technology
INVESTMENT INCOME:
Dividends (unaffiliated)	$6,186,520	$1,644,738	$569,061	$1,049,209	$2,632,280	$295,070
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	37,142	—	2	830	5	—

Total investment income*	6,223,662	1,644,738	569,063	1,050,039	2,632,285	295,070

EXPENSES:
Investment advisory and management fees	4,495,185	2,498,874	955,659	2,176,413	2,554,003	436,514
Service fees:
Class 2	—	27,849	5,295	5,743	20,489	4,963
Class 3	625,719	391,827	75,031	498,468	352,216	73,575
Transfer agent fees	979	1,830	1,576	1,573	1,385	1,359
Custodian and accounting fees	56,800	39,975	24,110	35,672	30,240	25,001
Reports to shareholders	47,361	32,785	12,972	29,549	28,825	4,484
Audit and tax fees	32,965	32,964	32,952	32,956	32,958	32,951
Legal fees	8,287	7,203	5,840	6,434	7,566	10,014
Trustees’ fees and expenses	16,061	11,145	4,270	9,262	10,519	1,387
Deferred offering costs	—	—	—	—	—	—
Interest expense	—	—	—	203	—	—
Other expenses	34,215	21,672	15,675	21,054	23,328	23,138

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	5,317,572	3,066,124	1,133,380	2,817,327	3,061,529	613,386
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	—	—	—	—	(43,651)
Fees paid indirectly (Note 5)	—	(5,378)	(9,727)	(22,173)	(6,669)	(11,689)

Net expenses	5,317,572	3,060,746	1,123,653	2,795,154	3,054,860	558,046

Net investment income (loss)	906,090	(1,416,008)	(554,590)	(1,745,115)	(422,575)	(262,976)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	36,650,306	31,654,736	10,082,880	36,820,385	15,040,477	6,398,273
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investment regulations) (Note 4)	—	—	—	—	—	1,323
Net realized foreign exchange gain (loss) on other assets and liabilities	(20,049)	(274)	—	—	(4,580)	(5,381)

Net realized gain (loss) on investments and foreign currencies	36,630,257	31,654,462	10,082,880	36,820,385	15,035,897	6,394,215

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(44,328,952)	955,389	(7,289,341)	(23,226,640)	16,777,936	3,076,770
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	60	—	—	—	—	6,587
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(44,328,892)	955,389	(7,289,341)	(23,226,640)	16,777,936	3,083,357

Net realized and unrealized gain (loss) on investments and foreign currencies	(7,698,635)	32,609,851	2,793,539	13,593,745	31,813,833	9,477,572

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,792,545)	$31,193,843	$2,238,949	$11,848,630	$31,391,258	$9,214,596

* Net of foreign withholding taxes on interest and dividends of	$9,005	$6,356	$—	$6,944	$22,108	$1,483

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

259

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2015

	Small & Mid Cap Value	International Growth and Income	Global Equities	International Diversified Equities	Emerging Markets	Foreign Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$9,984,166	$16,537,025	$12,096,904	$8,243,067	$11,673,636	$36,804,315
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	718	13,783	96	738	—	4,289

Total investment income*	9,984,884	16,550,808	12,097,000	8,243,805	11,673,636	36,808,604

EXPENSES:
Investment advisory and management fees	6,041,255	3,697,239	3,361,626	2,118,204	4,175,562	8,446,283
Service fees:
Class 2	27,333	12,818	8,242	25,534	8,259	32,533
Class 3	1,442,145	464,304	100,673	449,115	414,986	1,603,185
Transfer agent fees	1,111	1,965	1,694	1,480	1,363	1,202
Custodian and accounting fees	76,761	91,654	111,999	97,838	284,296	228,977
Reports to shareholders	55,452	54,609	46,318	27,956	38,753	105,724
Audit and tax fees	32,985	41,668	41,715	43,764	41,196	41,779
Legal fees	7,992	10,197	17,047	14,829	32,293	17,855
Trustees’ fees and expenses	21,277	6,958	16,810	8,737	13,551	36,368
Deferred offering costs	—	—	—	—	—	—
Interest expense	2,607	438	1,352	—	—	—
Other expenses	23,435	59,725	51,521	19,943	32,449	51,715

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	7,732,353	4,441,575	3,758,997	2,807,400	5,042,708	10,565,621
Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	—	(202,952)	—	—	(341,693)	—
Fees paid indirectly (Note 5)	(105,210)	(2,222)	(8,942)	(72)	(10,028)	(11,294)

Net expenses	7,627,143	4,236,401	3,750,055	2,807,328	4,690,987	10,554,327

Net investment income (loss)	2,357,741	12,314,407	8,346,945	5,436,477	6,982,649	26,254,277

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	93,120,400	19,148,775	24,823,988	17,407,168	(19,518,652)	11,377,809
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on capital gain distributions from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on forward sales contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	(561,451)	1,989,393	—
Net realized gain (loss) on disposal of investments in violation of investment regulations (Note 4)	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(2,902,148)	(47,653)	990,253	(221,897)	(171,552)

Net realized gain (loss) on investments and foreign currencies	93,120,400	16,246,627	24,776,335	17,835,970	(17,751,156)	11,206,257

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(41,291,396)	(53,965,582)	(8,558,585)	(27,479,872)	15,584,541	(86,991,726)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	(172,859)	57,414	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(569,392)	(29,676)	(140,482)	6,622	(164,667)
Change in unrealized appreciation (depreciation) on forward sales contracts	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(128,643)	—

Net unrealized gain (loss) on investments and foreign currencies	(41,291,396)	(54,534,974)	(8,588,261)	(27,793,213)	15,519,934	(87,156,393)

Net realized and unrealized gain (loss) on investments and foreign currencies	51,829,004	(38,288,347)	16,188,074	(9,957,243)	(2,231,222)	(75,950,136)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,186,745	$(25,973,940)	$24,535,019	$(4,520,766)	$4,751,427	$(49,695,859)

* Net of foreign withholding taxes on interest and dividends of	$—	$1,003,284	$510,006	$521,519	$1,369,826	$2,740,355

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$(2,571)	$—

See Notes to Financial Statements

260

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	Cash Management		Corporate Bond		Global Bond
	For the year ended January 31, 2015	For the year ended January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,216,715)	$(1,234,453)	$67,496,341	$57,775,718	$5,043,050	$4,441,714
Net realized gain (loss) on investments and foreign currencies	137	50	4,775,087	4,568,477	(6,068,914)	(5,583,735)
Net unrealized gain (loss) on investments and foreign currencies	8,549	(33,314)	25,381,029	(24,209,648)	(10,535,164)	(1,206,199)

Net increase (decrease) in net assets resulting from operations	(1,208,029)	(1,267,717)	97,652,457	38,134,547	(11,561,028)	(2,348,220)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(26,813,392)	(19,760,315)	—	(1,423,395)
Net investment income — Class 2	—	—	(1,008,083)	(1,363,271)	—	(108,491)
Net investment income — Class 3	—	—	(29,916,178)	(36,075,587)	—	(2,497,389)
Net realized gain on securities — Class 1	—	—	(2,028,340)	(5,418,593)	—	(1,049,952)
Net realized gain on securities — Class 2	—	—	(80,105)	(389,498)	—	(94,912)
Net realized gain on securities — Class 3	—	—	(2,426,038)	(10,464,601)	—	(2,286,839)

Total distributions to shareholders	—	—	(62,272,136)	(73,471,865)	—	(7,460,978)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(26,530,220)	1,128,549	271,587,245	307,942,207	58,191,404	89,513,898

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,738,249)	(139,168)	306,967,566	272,604,889	46,630,376	79,704,700

NET ASSETS:
Beginning of period	284,067,227	284,206,395	1,454,335,619	1,181,730,730	426,444,197	346,739,497

End of period†	$256,328,978	$284,067,227	$1,761,303,185	$1,454,335,619	$473,074,573	$426,444,197

† Includes accumulated undistributed net investment income (loss)	$(94,459)	$(108,582)	$67,395,656	$57,636,936	$(4,304,267)	$(7,493,468)

See Notes to Financial Statements

261

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	High-Yield Bond		SA JPMorgan MFS Core Bond††		Balanced
	For the year ended January 31, 2015	For the year ended January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$27,065,183	$23,819,479	$24,806,466	$17,249,039	$3,441,832	$2,589,821
Net realized gain (loss) on investments and foreign currencies	(4,399,424)	2,724,009	63,953,109	(28,474,254)	19,737,498	18,369,844
Net unrealized gain (loss) on investments and foreign currencies	(19,786,732)	(1,249,976)	2,324,832	(13,639,475)	650,645	4,656,431

Net increase (decrease) in net assets resulting from operations	2,879,027	25,293,512	91,084,407	(24,864,690)	23,829,975	25,616,096

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(13,708,320)	(10,448,362)	(9,710,296)	(6,555,979)	(1,243,235)	(1,306,074)
Net investment income — Class 2	(699,013)	(885,625)	(177,573)	(247,398)	(143,339)	(144,091)
Net investment income — Class 3	(9,192,782)	(10,157,767)	(10,649,218)	(12,038,799)	(1,409,127)	(1,355,509)
Net realized gain on securities — Class 1	—	—	—	(5,875,409)	—	—
Net realized gain on securities — Class 2	—	—	—	(254,305)	—	—
Net realized gain on securities — Class 3	—	—	—	(12,745,320)	—	—

Total distributions to shareholders	(23,600,115)	(21,491,754)	(20,537,087)	(37,717,210)	(2,795,701)	(2,805,674)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	76,363,273	90,828,129	215,869,273	436,079,779	(3,979,655)	9,718,850

TOTAL INCREASE (DECREASE) IN NET ASSETS	55,642,185	94,629,887	286,416,593	373,497,879	17,054,619	32,529,272

NET ASSETS:
Beginning of period	435,702,480	341,072,593	1,586,208,978	1,212,711,099	207,745,779	175,216,507

End of period†	$491,344,665	$435,702,480	$1,872,625,571	$1,586,208,978	$224,800,398	$207,745,779

† Includes accumulated undistributed net investment income (loss)	$26,825,043	$23,359,906	$10,271,284	$18,431,201	$3,654,059	$2,799,034

†† See Note 1

See Notes to Financial Statements

262

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	MFS Total Return		SunAmerica Dynamic Allocation		SunAmerica Dynamic Strategy
	For the year ended January 31, 2015	For the year ended January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$12,747,719	$12,010,962	$66,611,365	$37,212,815	$31,005,614	$13,729,711
Net realized gain (loss) on investments and foreign currencies	38,679,626	71,131,936	144,781,025	76,530,832	23,164,384	3,073,127
Net unrealized gain (loss) on investments and foreign currencies	3,198,829	(6,313,525)	168,763,295	265,154,893	99,436,193	84,310,898

Net increase (decrease) in net assets resulting from operations	54,626,174	76,829,373	380,155,685	378,898,540	153,606,191	101,113,736

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(5,119,576)	(5,918,881)	—	—	—	—
Net investment income — Class 2	(775,654)	(931,461)	—	—	—	—
Net investment income — Class 3	(6,564,092)	(7,419,375)	(44,950,280)	—	(16,472,205)	—
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	(57,936,865)	(6,554,284)	(799,620)	(490,950)

Total distributions to shareholders	(12,459,322)	(14,269,717)	(102,887,145)	(6,554,284)	(17,271,825)	(490,950)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(75,377,500)	(58,794,048)	3,310,671,921	3,272,630,992	2,377,798,611	2,039,092,961

TOTAL INCREASE (DECREASE) IN NET ASSETS	(33,210,648)	3,765,608	3,587,940,461	3,644,975,248	2,514,132,977	2,139,715,747

NET ASSETS:
Beginning of period	643,838,963	640,073,355	5,837,926,806	2,192,951,558	2,429,479,940	289,764,193

End of period†	$610,628,315	$643,838,963	$9,425,867,267	$5,837,926,806	$4,943,612,917	$2,429,479,940

† Includes accumulated undistributed net investment income (loss)	$13,097,230	$12,485,849	$108,515,531	$44,950,280	$44,027,035	$16,472,203

See Notes to Financial Statements

263

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	VCP Total Return BalancedSM		VCPSM Value		Telecom Utility
	For the year ended January 31, 2015	For the period May 1, 2013@ through January 31, 2014	For the year ended January 31, 2015	For the period May 1, 2013@ through January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(724,018)	$(168,991)	$1,411,042	$150,722	$1,339,109	$1,327,464
Net realized gain (loss) on investments and foreign currencies	5,781,337	2,130,133	3,846,942	303,607	6,227,359	5,234,595
Net unrealized gain (loss) on investments and foreign currencies	20,925	9,623	1,562,153	1,703,794	(1,858,822)	498,426

Net increase (decrease) in net assets resulting from operations	5,078,244	1,970,765	6,820,137	2,158,123	5,707,646	7,060,485

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	(630,009)	(537,360)
Net investment income — Class 2	—	—	—	—	(61,589)	(56,703)
Net investment income — Class 3	—	(342,888)	(2,135,430)	(155,632)	(692,357)	(552,045)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	(7,337,485)	(1,548,502)	(3,171,398)	(59,105)	—	—

Total distributions to shareholders	(7,337,485)	(1,891,390)	(5,306,828)	(214,737)	(1,383,955)	(1,146,108)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	151,160,292	73,461,256	159,223,542	74,728,247	(751,557)	(3,810,326)

TOTAL INCREASE (DECREASE) IN NET ASSETS	148,901,051	73,540,631	160,736,851	76,671,633	3,572,134	2,104,051

NET ASSETS:
Beginning of period	73,540,631	—	76,671,633	—	51,411,772	49,307,721

End of period†	$222,441,682	$73,540,631	$237,408,484	$76,671,633	$54,983,906	$51,411,772

† Includes accumulated undistributed net investment income (loss)	$(1,339,381)	$(349,599)	$721,282	$19,758	$1,920,717	$1,318,440

@	Commencement of operations

See Notes to Financial Statements

264

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	Equity Index		Growth-Income		Equity Opportunities
	For the year ended January 31, 2015	For the year ended January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$14,401,174	$6,639,524	$17,517,186	$10,403,821	$1,623,487	$785,594
Net realized gain (loss) on investments and foreign currencies	20,164,531	9,876,600	38,667,621	31,980,596	28,645,076	18,115,605
Net unrealized gain (loss) on investments and foreign currencies	71,565,389	58,086,787	47,937,554	43,014,392	(10,278,889)	5,484,010

Net increase (decrease) in net assets resulting from operations	106,131,094	74,602,911	104,122,361	85,398,809	19,989,674	24,385,209

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(6,619,503)	(1,735,941)	(8,138,732)	(5,990,669)	(626,491)	(498,357)
Net investment income — Class 2	—	—	(129,906)	(168,779)	(17,397)	(27,207)
Net investment income — Class 3	—	—	(2,136,973)	(1,970,825)	(150,880)	(186,193)
Net realized gain on securities — Class 1	(7,964,317)	—	(24,174,680)	(7,361,434)	—	—
Net realized gain on securities — Class 2	—	—	(441,038)	(228,407)	—	—
Net realized gain on securities — Class 3	—	—	(7,351,493)	(2,695,371)	—	—

Total distributions to shareholders	(14,583,820)	(1,735,941)	(42,372,822)	(18,415,485)	(794,768)	(711,757)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	366,968,754	420,456,568	229,763,630	200,342,999	58,426,065	59,063,933

TOTAL INCREASE (DECREASE) IN NET ASSETS	458,516,028	493,323,538	291,513,169	267,326,323	77,620,971	82,737,385

NET ASSETS:
Beginning of period	715,800,216	222,476,678	649,262,296	381,935,973	178,536,728	95,799,343

End of period†	$1,174,316,244	$715,800,216	$940,775,465	$649,262,296	$256,157,699	$178,536,728

† Includes accumulated undistributed net investment income (loss)	$14,432,880	$6,651,132	$17,534,829	$10,405,611	$1,621,002	$794,772

See Notes to Financial Statements

265

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Davis Venture Value		“Dogs” of Wall Street		Alliance Growth
	For the year ended January 31, 2015	For the year ended January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,175,533	$6,959,490	$5,923,642	$3,672,528	$581,372	$(153,532)
Net realized gain (loss) on investments and foreign currencies	209,835,500	123,821,255	21,758,815	16,024,949	70,124,246	55,404,216
Net unrealized gain (loss) on investments and foreign currencies	(117,548,416)	109,484,518	(2,474,471)	9,272,934	(1,419,822)	37,408,426

Net increase (decrease) in net assets resulting from operations	97,462,617	240,265,263	25,207,986	28,970,411	69,285,796	92,659,110

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(4,396,355)	(7,091,847)	(2,020,067)	(1,100,881)	—	(680,310)
Net investment income — Class 2	(308,289)	(715,722)	(100,929)	(112,017)	—	(26,139)
Net investment income — Class 3	(2,330,539)	(5,844,646)	(1,551,532)	(1,176,913)	—	(25,341)
Net realized gain on securities — Class 1	(62,282,135)	(35,194,975)	(5,712,709)	—	—	—
Net realized gain on securities — Class 2	(5,893,572)	(4,090,929)	(320,929)	—	—	—
Net realized gain on securities — Class 3	(55,561,451)	(36,513,614)	(4,965,168)	—	—	—

Total distributions to shareholders	(130,772,341)	(89,451,733)	(14,671,334)	(2,389,811)	—	(731,790)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	44,421,958	(67,091,863)	73,918,822	74,400,990	(22,213,814)	(41,667,974)

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,112,234	83,721,667	84,455,474	100,981,590	47,071,982	50,259,346

NET ASSETS:
Beginning of period	1,322,537,528	1,238,815,861	206,012,616	105,031,026	421,968,280	371,708,934

End of period†	$1,333,649,762	$1,322,537,528	$290,468,090	$206,012,616	$469,040,262	$421,968,280

† Includes accumulated undistributed net investment income (loss)	$5,212,110	$7,035,182	$5,923,643	$3,672,529	$475,309	$(114,030)

See Notes to Financial Statements

266

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Capital Growth		MFS Massachusetts Investors Trust		Fundamental Growth
	For the year ended January 31, 2015	For the year ended January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$63,532	$16,535	$8,468,463	$5,309,437	$(735,056)	$(495,158)
Net realized gain (loss) on investments and foreign currencies	8,747,861	13,831,213	53,878,620	42,642,350	52,421,499	31,327,336
Net unrealized gain (loss) on investments and foreign currencies	(2,875,137)	(2,454,197)	27,081,111	72,357,336	(28,964,957)	29,056,638

Net increase (decrease) in net assets resulting from operations	5,936,256	11,393,551	89,428,194	120,309,123	22,721,486	59,888,816

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(19,227)	(57,375)	(3,807,757)	(2,151,620)	—	—
Net investment income — Class 2	—	(14,824)	(50,574)	(58,785)	—	—
Net investment income — Class 3	—	(286,912)	(1,449,266)	(1,507,693)	—	—
Net realized gain on securities — Class 1	—	—	(25,647,524)	(6,831,792)	—	—
Net realized gain on securities — Class 2	—	—	(468,932)	(244,599)	—	—
Net realized gain on securities — Class 3	—	—	(15,791,691)	(7,138,482)	—	—

Total distributions to shareholders	(19,227)	(359,111)	(47,215,744)	(17,932,971)	—	—

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	24,465,718	(10,164,883)	263,027,314	224,409,648	(97,480,381)	42,348,267

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,382,747	869,557	305,239,764	326,785,800	(74,758,895)	102,237,083

NET ASSETS:
Beginning of period	61,294,240	60,424,683	838,356,896	511,571,096	295,276,141	193,039,058

End of period†	$91,676,987	$61,294,240	$1,143,596,660	$838,356,896	$220,517,246	$295,276,141

† Includes accumulated undistributed net investment income (loss)	$61,720	$19,228	$8,481,384	$5,309,714	$(93,152)	$(144,278)

See Notes to Financial Statements

267

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Blue Chip Growth		Real Estate		Small Company Value
	For the year ended January 31, 2015	For the year ended January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,665,318	$115,371	$7,415,421	$5,420,868	$906,090	$943,323
Net realized gain (loss) on investments and foreign currencies	8,309,440	17,509,834	42,483,541	37,054,696	36,630,257	16,046,935
Net unrealized gain (loss) on investments and foreign currencies	17,357,014	3,227,869	80,390,680	(45,098,744)	(44,328,892)	49,227,292

Net increase (decrease) in net assets resulting from operations	27,331,772	20,853,074	130,289,642	(2,623,180)	(6,792,545)	66,217,550

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(111,283)	(33,015)	(2,342,179)	(1,144,858)	(775,623)	(1,115,517)
Net investment income — Class 2	—	(6,581)	(99,304)	(89,664)	—	—
Net investment income — Class 3	—	(99,860)	(2,970,591)	(2,611,393)	(187,923)	(1,674,049)
Net realized gain on securities — Class 1	(11,402,920)	(720,172)	(14,145,597)	—	(7,747,326)	(403,161)
Net realized gain on securities — Class 2	(158,938)	(270,333)	(683,209)	—	—	—
Net realized gain on securities — Class 3	(4,421,689)	(6,133,494)	(22,154,057)	—	(8,299,609)	(816,620)

Total distributions to shareholders	(16,094,830)	(7,263,455)	(42,394,937)	(3,845,915)	(17,010,481)	(4,009,347)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	300,549,248	(3,445,432)	13,769,452	30,053,885	103,917,776	45,296,263

TOTAL INCREASE (DECREASE) IN NET ASSETS	311,786,190	10,144,187	101,664,157	23,584,790	80,114,750	107,504,466

NET ASSETS:
Beginning of period	99,925,715	89,781,528	404,750,127	381,165,337	411,199,064	303,694,598

End of period†	$411,711,905	$99,925,715	$506,414,284	$404,750,127	$491,313,814	$411,199,064

† Includes accumulated undistributed net investment income (loss)	$1,670,998	$115,728	$7,415,625	$5,412,073	$685,437	$762,942

See Notes to Financial Statements

268

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Mid-Cap Growth		Aggressive Growth		Growth Opportunities
	For the year ended January 31, 2015	For the year ended January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,416,008)	$(616,752)	$(554,590)	$(547,959)	$(1,745,115)	$(1,637,070)
Net realized gain (loss) on investments and foreign currencies	31,654,462	48,430,922	10,082,880	14,845,353	36,820,385	41,955,240
Net unrealized gain (loss) on investments and foreign currencies	955,389	23,505,273	(7,289,341)	15,322,374	(23,226,640)	29,537,593

Net increase (decrease) in net assets resulting from operations	31,193,843	71,319,443	2,238,949	29,619,768	11,848,630	69,855,763

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	—	—	—	—	—
Net realized gain on securities — Class 1	(13,108,895)	—	—	—	(12,218,661)	(3,787,760)
Net realized gain on securities — Class 2	(1,522,097)	—	—	—	(498,512)	(242,915)
Net realized gain on securities — Class 3	(13,194,086)	—	—	—	(26,866,456)	(12,177,648)

Total distributions to shareholders	(27,825,078)	—	—	—	(39,583,629)	(16,208,323)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	44,677,438	4,451,476	6,291,792	9,607,981	31,619,715	(16,326,382)

TOTAL INCREASE (DECREASE) IN NET ASSETS	48,046,203	75,770,919	8,530,741	39,227,749	3,884,716	37,321,058

NET ASSETS:
Beginning of period	295,569,565	219,798,646	129,853,376	90,625,627	294,310,431	256,989,373

End of period†	$343,615,768	$295,569,565	$138,384,117	$129,853,376	$298,195,147	$294,310,431

† Includes accumulated undistributed net investment income (loss)	$(234,604)	$(224,018)	$(82,054)	$(81,634)	$(317,501)	$—

See Notes to Financial Statements

269

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Marsico Focused Growth		Technology		Small & Mid Cap Value
	For the year ended January 31, 2015	For the year ended January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(422,575)	$(187,597)	$(262,976)	$(213,341)	$2,357,741	$2,277,247
Net realized gain (loss) on investments and foreign currencies	15,035,897	19,286,555	6,394,215	4,020,325	93,120,400	102,970,723
Net unrealized gain (loss) on investments and foreign currencies	16,777,936	24,480,858	3,083,357	2,919,686	(41,291,396)	27,921,147

Net increase (decrease) in net assets resulting from operations	31,391,258	43,579,816	9,214,596	6,726,670	54,186,745	133,169,117

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(13,007)	(148,784)	—	—	(595,463)	(135,329)
Net investment income — Class 2	—	(7,644)	—	—	(117,804)	(69,507)
Net investment income — Class 3	—	(13,702)	—	—	(3,413,923)	(1,528,019)
Net realized gain on securities — Class 1	(10,104,926)	(2,044,486)	—	—	(10,615,899)	(2,025,539)
Net realized gain on securities — Class 2	(831,499)	(399,494)	—	—	(2,646,501)	(1,489,668)
Net realized gain on securities — Class 3	(8,786,136)	(3,387,976)	—	—	(87,732,418)	(43,675,093)

Total distributions to shareholders	(19,735,568)	(6,002,086)	—	—	(105,122,008)	(48,923,155)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	81,516,102	70,731,829	(526,493)	(2,179,380)	38,310,371	(66,829,207)

TOTAL INCREASE (DECREASE) IN NET ASSETS	93,171,792	108,309,559	8,688,103	4,547,290	(12,624,892)	17,416,755

NET ASSETS:
Beginning of period	248,449,917	140,140,358	39,975,263	35,427,973	640,503,175	623,086,420

End of period†	$341,621,709	$248,449,917	$48,663,366	$39,975,263	$627,878,283	$640,503,175

† Includes accumulated undistributed net investment income (loss)	$—	$13,008	$(39,795)	$(24,243)	$2,267,661	$2,454,651

See Notes to Financial Statements

270

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Growth and Income		Global Equities		International Diversified Equities
	For the year ended January 31, 2015	For the year ended January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$12,314,407	$6,210,528	$8,346,945	$3,001,783	$5,436,477	$3,475,860
Net realized gain (loss) on investments and foreign currencies	16,246,627	31,763,833	24,776,335	22,067,442	17,835,970	19,758,247
Net unrealized gain (loss) on investments and foreign currencies	(54,534,974)	3,681,206	(8,588,261)	18,260,135	(27,793,213)	2,880,539

Net increase (decrease) in net assets resulting from operations	(25,973,940)	41,655,567	24,535,019	43,329,360	(4,520,766)	26,114,646

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(4,200,582)	(3,038,262)	(3,038,016)	(1,568,695)	(821,445)	(1,487,999)
Net investment income — Class 2	(139,922)	(174,268)	(28,940)	(20,361)	(237,472)	(473,144)
Net investment income — Class 3	(2,836,645)	(3,650,582)	(194,632)	(121,476)	(2,394,334)	(4,525,158)
Net realized gain on securities — Class 1	—	—	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—	—	—

Total distributions to shareholders	(7,177,149)	(6,863,112)	(3,261,588)	(1,710,532)	(3,453,251)	(6,486,301)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	42,427,621	7,362,135	100,037,111	160,301,664	2,829,295	(24,873,144)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,276,532	42,154,590	121,310,542	201,920,492	(5,144,722)	(5,244,799)

NET ASSETS:
Beginning of period	380,970,495	338,815,905	399,411,597	197,491,105	257,153,791	262,398,590

End of period†	$390,247,027	$380,970,495	$520,722,139	$399,411,597	$252,009,069	$257,153,791

† Includes accumulated undistributed net investment income (loss)	$9,351,284	$6,932,707	$8,102,625	$2,893,788	$6,749,065	$3,271,175

See Notes to Financial Statements

271

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets		Foreign Value
	For the year ended January 31, 2015	For the year ended January 31, 2014	For the year ended January 31, 2015	For the year ended January 31, 2014
INCREASED (DECREASED) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,982,649	$4,812,196	$26,254,277	$12,250,300
Net realized gain (loss) on investments and foreign currencies	(17,751,156)	(10,879,544)	11,206,257	9,136,863
Net unrealized gain (loss) on investments and foreign currencies	15,519,934	(33,046,274)	(87,156,393)	84,085,463

Net increase (decrease) in net assets resulting from operations	4,751,427	(39,113,622)	(49,695,859)	105,472,626

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(2,874,169)	(922,638)	(6,222,135)	(3,500,438)
Net investment income — Class 2	(59,589)	(23,744)	(224,139)	(423,302)
Net investment income — Class 3	(1,712,016)	(563,128)	(6,427,191)	(10,831,643)
Net realized gain on securities — Class 1	—	—	—	—
Net realized gain on securities — Class 2	—	—	—	—
Net realized gain on securities — Class 3	—	—	—	—

Total distributions to shareholders	(4,645,774)	(1,509,510)	(12,873,465)	(14,755,383)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	66,442,638	92,096,186	311,050,380	76,295,723

TOTAL INCREASE (DECREASE) IN NET ASSETS	66,548,291	51,473,054	248,481,056	167,012,966

NET ASSETS:
Beginning of period	332,693,155	281,220,101	912,763,176	745,750,210

End of period†	$399,241,446	$332,693,155	$1,161,244,232	$912,763,176

† Includes accumulated undistributed net investment income (loss)	$6,668,943	$4,552,226	$26,012,773	$12,803,513

See Notes to Financial Statements

272

SUNAMERICA SERIES TRUST

NOTES TO FINANCIALS STATEMENTS (unaudited)

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of forty separate investment series, thirty-five of which are included in this report. The five Portfolios of the Trust not included in this report are the VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Feeder Funds”). The Feeder Funds attempt to achieve their investment goals by investing all or substantially all of their assets in shares of another mutual fund (“Master Fund”) advised by Capital Research and Management Company. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware Corporation (“AIG”), serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas life insurer, and The United States Life Insurance Company, a New York life insurer (“USL”). AGL and USL are indirect wholly-owned subsidiaries of AIG. Each of the life insurance companies listed above are collectively referred to as the “Life Companies.”

Effective January 16, 2015, the Total Return Bond Portfolio changed to its name to SA JPMorgan MFS Core Bond Portfolio.

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

The investment goals for each of the Portfolios included in this report are as follows:

The Cash Management Portfolio seeks current income consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The Corporate Bond Portfolio seeks high total return with only moderate price risk by investing, under normal conditions, at least 80% of net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

The Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.

The High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve the investment goal by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed-income investments with varying maturities.

The Balanced Portfolio seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of common stocks and bonds, with at least 25% invested in fixed income securities.

The MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital by investing in a combination of equity and fixed income securities.

The SunAmerica Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure by investing under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, exchange traded funds, fixed-income securities and short-term investments (Overlay Component).

The SunAmerica Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure by investing under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios, Anchor Series Trust and Seasons

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Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, exchange traded funds, fixed-income securities and short-term investments (Overlay Component).

The VCP Total Return BalancedSM Portfolio seeks capital appreciation and income while managing portfolio volatility by investing in combination of fixed income instruments and derivatives.

The VCPSM Value Portfolio seeks current income and moderate capital appreciation while managing portfolio volatility by investing, under normal circumstances, at least 65% of net assets in income-producing equity securities.

The Telecom Utility Portfolio seeks total return by investing, under normal circumstances, at least 80% of net assets in the securities of utility companies.

The Equity Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) by investing, under normal circumstances, at least 90% of net assets in common stocks included in the S&P 500.

The Growth-Income Portfolio seeks growth of capital and income by investing primarily in common stocks (principally large-cap and mid-cap) or securities that demonstrate the potential for appreciation and/or dividends.

The Equity Opportunities Portfolio seeks long-term capital appreciation by investing under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The Davis Venture Value Portfolio seeks growth of capital by investing principally in common stocks of companies with market capitalizations of at least $10 billion, but may also invest in stocks with smaller capitalizations.

The “Dogs” of Wall Street Portfolio seeks total return (including capital appreciation and current income) by investing in 30 high yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The Alliance Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.

The Capital Growth Portfolio seeks capital appreciation by investing in equity investments.

The MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation by investing, under normal market conditions, at least 65% of its assets in equity securities.

The Fundamental Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies, with a focus on equity securities of large capitalization companies that offer the potential for capital growth, with an emphasis on identifying companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage and have effective management.

The Blue Chip Growth Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The Real Estate Portfolio seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in or related to the real estate industry and other real estate related investments.

The Small Company Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a diversified portfolio of equity securities of small companies.

The Mid-Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The Aggressive Growth Portfolio seeks capital appreciation by investing primarily in common and preferred stocks of U.S. companies.

The Growth Opportunities Portfolio seeks capital appreciation by investing in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The Marsico Focused Growth Portfolio seeks long-term growth of capital by investing, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 20 to 30 common stocks.

The Technology Portfolio seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The Small & Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

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The International Growth and Income Portfolio seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The Global Equities Portfolio seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The International Diversified Equities Portfolio seeks long-term capital appreciation by investing primarily (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities, primarily common stock, convertible securities, warrants and rights.

The Emerging Markets Portfolio seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks, depository receipts and other equity securities of companies primarily in emerging markets outside of the U.S., which its subadviser believes when compared to developed markets have above-average growth prospects.

The Foreign Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of

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markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of January 31, 2015 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Option contracts on swaps (“Swaptions”) and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter will be valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. eastern time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which

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market quotations are not readily available or are unreliable. The PRC procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts:    Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the year ended January 31, 2015, the Global Bond, SA JPMorgan MFS Core Bond, VCPSM Value, Telecom Utility, International Growth and Income, International Diversified Equities and Emerging Markets Portfolios used forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. In addition, the SA JPMorgan MFS Core Bond and VCP Total Return BalancedSM Portfolios also used forward currency contracts to enhance return. Forward contracts are reported on a schedule following the Portfolio of Investments. As of January 31, 2015, each of the preceding Portfolios had open forward contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures:    Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the year ended January 31, 2015, the Corporate Bond Portfolio used futures contracts to manage duration and yield curve positioning. The Global Bond Portfolio used futures contracts to increase or decrease exposure to equity and bond markets. The SA JPMorgan MFS Core Bond and VCP Total Return BalancedSM Portfolios used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The Balanced Portfolio used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, VCPSM Value, Equity Index, International Diversified Equities and Emerging Market Portfolios used futures contracts to increase or decrease exposure to equity markets. Futures contracts are reported on a schedule following the Portfolio of Investments. As of January 31, 2015, Corporate Bond, Global Bond, Balanced, SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, VCP Total Return BalancedSM, VCPSM Value, Equity Index, and Emerging Markets Portfolios had open futures contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

At January 31, 2015, a portion of the due to / from broker amount as disclosed in the Statements of Assets and Liabilities for the Corporate Bond, Global Bond, Balanced, SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, VCP Total Return BalancedSM, Equity Index, and Emerging Markets Portfolios includes amounts set aside for margin requirements for open futures contracts.

Options:    Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the year ended January 31, 2015, the SA JPMorgan MFS Core Bond, SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy and VCP Total Return BalancedSM Portfolios used option contracts to seek protection against a decline in the value of a Portfolio’s securities or exposure to an increase in prices of securities that may be purchased or to generate income. Option contracts are reported on a schedule following the Portfolio of Investments. As of January 31, 2015, Dynamic Allocation, Dynamic Strategy and VCP Total Returned BalancedSM Portfolios had open option contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the year ended January 31, 2015 are summarized as follows:

For the year ended January 31, 2015 the following Portfolio had options written:

	Written Options
	SA JPMorgan MFS Core Bond Portfolio			SunAmerica Dynamic Allocation Portfolio		SunAmerica Dynamic Strategy Portfolio		VCP Total Return BalancedSM Portfolio
	Number of Contracts	Notional Amounts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Notional Amounts	Premiums Received
Options outstanding as of January 31, 2014	1,913	$755,000,000	$3,380,521	—	$—	—	$—	8	$15,800,000	$35,657
Options written	1,800	1,210,701,132	5,957,302	18,958,359	273,742,847	9,799,187	141,378,935	158	17,100,000	138,699
Options terminated in closing purchase transactions	(1,800)	(878,700,000)	(4,802,967)	(16,373,359)	(250,885,497)	(8,439,187)	(129,350,435)	—	(12,600,000)	(21,786)
Options exercised	—	(244,400,235)	(1,107,179)	—	—	—	—	—	(1,400,000)	(6,000)
Options expired (written)	(1,913)	(842,600,897)	(3,427,677)	—	—	—	—	(8)	(7,300,000)	(26,364)

Options outstanding as of January 31, 2015	—	$—	$—	2,585,000	$22,857,350	1,360,000	$12,028,500	158	$11,600,000	$120,206

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Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Portfolios face the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as due from broker. Unlike a bilateral swap contract, for centrally cleared swaps, the Portfolios have no credit exposure to the counterparty as the CCP stands between the portfolios and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of centrally cleared swaps, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Portfolios will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements:    Certain Portfolios may enter into credit default swap agreements (“credit default swaps”) for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the year ended January 31, 2015, the Global Bond, SA JPMorgan MFS Core Bond and VCP Total Return BalancedSM Portfolios used credit default swaps to manage credit risk (i.e., hedging). In addition, the SA JPMorgan MFS Core Bond and VCP Total Return BalancedSM Portfolios also used credit default swaps as a substitute for physical securities. Credit default swaps are reported on a schedule following the Portfolios of Investments. As of January 31, 2015, Global Bond and VCP Total Return BalancedSM Portfolios had open credit default swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its Portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or

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permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a Portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of January 31, 2015 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements:    Certain Portfolios may enter into equity swap agreements (“equity swaps”) a type of total return swap, for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index or to enhance total return. During the year ended January 31, 2015, the VCP Total Return BalancedSM Portfolio used equity swaps to gain exposure to a security or market index and to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments. During the year ended January 31, 2015, the VCP Total Return BalancedSM had open equity swaps, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

280

Interest Rate Swap Agreements:    Certain Portfolios may enter into interest rate swap agreements (“interest rate swaps”) for various purposes, including managing exposure to fluctuations in interest rates, a substitute for physical securities or for speculation. During the year ended January 31, 2015, the Global Bond, SA JPMorgan MFS Core Bond, and VCP Total Return BalancedSM Portfolios used interest rate swap agreements to manage exposure to fluctuations in interest rates. In addition, the SA JPMorgan MFS Core Bond and VCP Total Return BalancedSM Portfolios also used interest rate swaps as a substitute for physical securities. Interest rate swaps are reported on a schedule following the Portfolio of Investments. As of January 31, 2015, the Global Bond Portfolio and VCP Total Return BalancedSM Portfolio had open interest rate swaps, which are reported on a schedule following each Portfolio’s Portfolio of Investments. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, the Portfolios expect to achieve an acceptable degree of correlation between their respective Portfolio investments and their interest rate positions. Portfolios will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.

At January 31, 2015, the due to / from broker amount as disclosed in the Statement of Assets and Liabilities for the Global Bond, and VCP Total Return BalancedSM Portfolios include amounts set aside as collateral for open swap contracts.

Risks of Entering into Swap Agreements:    Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements:    Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Asset and Liabilities.

Derivative Instruments:

The following tables present the value of derivatives held as of January 31, 2015, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended January 31, 2015:

	Corporate Bond Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)	Variation margin on futures contracts	$262,500	Variation margin on futures contracts	$—

281

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(2,479,409)	$496,200

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $25,798,828
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $496,200 as reported in the Portfolio of Investments

	Global Bond Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)(6)	Variation margin on futures contracts	$628,073	Variation margin on futures contracts	$40,314
	Unrealized appreciation on swap contracts	2,973,496	Unrealized depreciation on swap contracts	6,452,088
Credit contracts(4)	Unrealized appreciation on swap contracts	37,885	Unrealized depreciation on swap contracts	29,811
Foreign exchange contracts(5)	Unrealized appreciation on forward foreign currency contracts	4,609,364	Unrealized depreciation on forward foreign currency contracts	4,201,487

		$8,248,818		$10,723,700

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)(3)(6)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(3,069,332)	$1,765,931
Credit contracts(4)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	195,759	(143,535)
Foreign exchange contracts(5)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(3,619,573)	(785,908)

		$(6,493,146)	$836,488

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $385,433,208
(3)	The average notional amount outstanding for interest rate swap contracts was $527,654,424
(4)	The average notional amount outstanding for credit default swap contracts was $22,465,978
(5)	The average notional amount outstanding for forward foreign currency contracts was $336,923,086
(6)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $5,145,569 as reported in the Portfolio of Investments

282

SA JPMorgan MFS Core Bond Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(3)(4)(7)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—
	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	—
	Call and put options written, at value	—	Call and put options written, at value	—
	Call and put options purchased, at value	—	Call and put options purchased, at value	—
Credit contracts(5)	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	—
Foreign exchange contracts(6)(10)	Call and put options written, at value	—	Call and put options written, at value	—
	Unrealized appreciation on forward foreign currency contracts	28,086,788	Unrealized depreciation on forward foreign currency contracts	16,931,745

		$28,086,788		$16,931,745

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)(3)(4)(7)(8)(9)	Net realized gain (loss) on investments (unaffiliated)/Change in unrealized appreciation (depreciation) on investments (unaffiliated)	$(151,805)	$(133,796)
	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	26,534,181	2,333,872
Credit contracts(5)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(1,721,126)	339,753
Foreign exchange contracts(6)(10)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	1,408,285	—
	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	51,325,407	9,208,424

		$77,394,942	$11,748,253

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for interest rate futures contracts was $1,532,544,774
(3)	The average notional amount outstanding for interest rate swap contracts was $354,888,189
(4)	The average notional amount outstanding for written options contracts on interest rate swap contracts was $424,547,471
(5)	The average notional amount outstanding for credit default swap contracts was $154,185,933
(6)	The average notional amount outstanding for forward foreign currency contracts was $813,075,670
(7)	The average notional amount outstanding for purchased options contracts on interest rate swap contracts was $27,400,000
(8)	The Net realized gain (loss) on investments (unaffiliated) includes purchased option contracts.
(9)	The Change in unrealized appreciation (depreciation) on investments (unaffiliated) includes purchased options contracts.
(10)	The average notional amount outstanding for written options contracts on currency contracts was $41,953,089
(11)	The average notional amount outstanding for written options contracts on interest rate futures was $244,648

283

	Balanced Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$16,555
Interest rate contracts(3)(4)	Variation margin on futures contracts	45,086	Variation margin on futures contracts	9,844

		$45,086		$26,399

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$126,617	$31,402
Interest rate contracts(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(56,162)	203,512

		$70,455	$234,914

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures was $1,356,357
(3)	The average value outstanding for interest rate futures was $10,842,767
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $171,979 as reported in the Portfolio of Investments.

	SunAmerica Dynamic Allocation Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)(4)(5)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$23,327,500
	Call and put options purchased, at value	49,632,000	Call and put options purchased, at value	—
	Call and put options written, at value	—	Call and put options written, at value	7,367,250

		$49,632,000		$30,694,750

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(4)(5)(6)(7)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(77,556,065)	$(18,971,339)
	Net realized gain (loss) on investments (unaffiliated)/Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(4,156,582)	1,605,650

		$(81,712,647)	$(17,365,689)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $1,939,049,107
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(37,976,949) as reported in the Portfolio of Investments
(4)	The average value outstanding for purchased put option contracts was $683,408
(5)	The average value outstanding for written call option contracts was $683,408
(6)	The Change in unrealized appreciation (depreciation) on investments (unaffiliated) includes purchased options contracts.
(7)	The Net realized gain (loss) on investments (unaffiliated) includes purchased option contracts.

284

	SunAmerica Dynamic Strategy Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)(4)(5)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$6,020,000
	Call and put options written, at value	—	Call and put options written, at value	3,876,000
	Call and put options purchased, at value	26,112,000	Call and put options purchased, at value	—

		$26,112,000		$9,896,000

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(4)(5)(6)(7)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(78,448,449)	$(4,515,249)
	Net realized gain (loss) on investments (unaffiliated)/Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(1,946,040)	828,900

		$(80,394,489)	$(3,686,349)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $661,092,770
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(12,522,153) as reported in the Portfolio of Investments
(4)	The average value outstanding for purchased put option contracts was $354,892
(5)	The average value outstanding for written call option contracts was $354,892
(6)	The Change in unrealized appreciation (depreciation) on investments (unaffiliated) includes purchased options contracts.
(7)	The Net realized gain (loss) on investments (unaffiliated) includes purchased option contracts.

	VCPSM Total Return Balanced Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(6)(8)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,749,745
	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	—
Interest rate contracts(3)(4)(5)(7)(8)	Call and put options written, at value	—	Call and put options written, at value	112,867
	Variation margin on futures contracts	5,500	Variation margin on futures contracts	—
	Unrealized appreciation on swap contracts	41,619	Unrealized depreciation on swap contracts	72,868
Credit contracts(9)	Unrealized appreciation on swap contracts	16,795	Unrealized depreciation on swap contracts	83,799
Foreign exchange contracts(10)	Unrealized appreciation on forward foreign currency contracts	5,022	Unrealized depreciation on forward foreign currency contracts	17,535

		$68,936		$2,036,814

285

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(6)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$5,054,138	$(2,721,092)
Interest rate contracts(3)(4)(5)(7)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	67,082	2,389
Credit contracts(9)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	446,709	(84,937)
Foreign exchange contracts(10)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(12,513)

		$5,567,929	$(2,816,153)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $94,933,279
(3)	The average value outstanding for interest rate futures contracts was $840,146
(4)	The average value outstanding for written options contracts on exchange traded futures contracts was $5,921
(5)	The average notional amount outstanding for written options contracts on interest rate swap contracts was $8,258,333
(6)	The average value outstanding for equity swap contracts was $23,005,421
(7)	The average notional amount outstanding for interest rate swap contracts was $812,710
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(2,820,107) as reported in the Portfolio of Investments
(9)	The average notional amount outstanding for credit default swap contracts was $36,733,333
(10)	The average notional amount outstanding for forward foreign currency contracts was $1,629,267

	VCPSM Value Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$355,180	Variation margin on futures contracts	$—
Foreign exchange contracts(3)	Unrealized appreciation on forward foreign currency contracts	381,953	Unrealized depreciation on forward foreign currency contracts	157,673

		$737,133		$157,673

286

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$474,774	$123,552
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	189,091

		$474,774	$312,643

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $1,955,260
(3)	The average notional par amount outstanding for forward foreign currency contracts was $8,299,143
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $123,552 as reported in the Portfolio of Investments

	Telecom Utility Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$331,450	Unrealized depreciation on forward foreign currency contracts	$913

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$625,494	$272,127

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional par amount outstanding for forward foreign currency contracts was $6,389,877

	Equity Index Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$261,870

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$1,482,183	$(416,601)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $11,398,358
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(431,729) as reported in the Portfolio of Investments

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	International Growth and Income Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$4,753,516	Unrealized depreciation on forward foreign currency contracts	$5,409,503

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(2,611,946)	$(515,668)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $171,456,525

International Diversified Equities Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$—
Foreign exchange contracts(3)	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	—

		$—		$304,604

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(561,451)	$(172,859)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	925,716	(90,617)

		$364,265	$(263,467)

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $23,065,732
(3)	The average notional amount outstanding for forward foreign currency contracts was $30,786,730

	Emerging Markets
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$287,700
Foreign exchange contracts(4)	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	—

		$—		$287,700

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Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$1,989,393	$57,414
Foreign exchange contracts(4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(15,006)	—

		$1,974,387	$57,414

(1)	The Portfolio’s derivative contracts held during the year ended January 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $7,298,402
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $57,414 as reported in the Portfolio of Investments
(4)	The average notional amount outstanding for forward foreign currency contracts was $1,216

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The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of January 31, 2015. The repurchase agreements held by the Portfolios as of January 31, 2015, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	Global Bond Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$505,637	$23,851	$—	$529,488	$369,808	$210,299	$—	$580,107	$(50,619)	$50,619	$—
Barclays Bank PLC	398,492	—	—	398,492	290,633	—	—	290,633	107,859	—	107,859
BNP Paribas SA	604,183	—	—	604,183	399,668	—	—	399,668	204,515	—	204,515
Banque Nationale de Paris	—	26,333	—	26,333	—	—	—	—	26,333	—	26,333
Citibank N.A.	169,032	13,373	—	182,405	725,265	124,064	—	849,329	(667,924)	—	(667,924)
Credit Suisse International	19	—	—	19	15,799	10,241	—	26,040	(26,021)	—	(26,021)
Deutsche Bank AG London	661,756	—	—	661,756	322,244	275,873	—	598,117	63,639	—	63,639
HSBC Bank PLC	233,437	—	—	233,437	142,729	—	—	142,729	90,708	—	90,708
JPMorgan Chase Bank N.A.	377,375	—	—	377,375	372,202	5,085	—	377,287	88	—	88
Merrill Lynch International Bank, Ltd.	—	—	—	—	47,749	—	—	47,749	(47,749)	—	(47,749)
Morgan Stanley & Co. International PLC	127,113	37,620	—	164,733	131,689	—	—	131,689	33,044	(33,044)	—
Royal Bank of Canada	289,376	—	—	289,376	285,850	—	—	285,850	3,526	—	3,526
Royal Bank of Scotland PLC	99,959	—	—	99,959	191,532	—	—	191,532	(91,573)	—	(91,573)
Standard Chartered Bank	165,159	—	—	165,159	102,476	—	—	102,476	62,683	—	62,683
State Street Bank London	233,109	—	—	233,109	123,048	—	—	123,048	110,061	—	110,061
UBS AG London	329,480	—	—	329,480	454,431	—	—	454,431	(124,951)	—	(124,951)
Westpac Banking Corp.	415,237	—	—	415,237	226,364	—	—	226,364	188,873	—	188,873

Total	$4,609,364	$101,177	$—	$4,710,541	$4,201,487	$625,562	$—	$4,827,049	$(117,508)	$17,575	$(99,933)

	SA JPMorgan MFS Core Bond
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$350,540	$—	$—	$350,540	$681,687	$—	$—	$681,687	$(331,147)	$331,147	$—
Barclays Bank PLC	61,495	—	—	61,495	221,104	—	—	221,104	(159,609)	159,609	—
Citibank N.A.	4,127,881	—	—	4,127,881	2,555,269	—	—	2,555,269	1,572,612	(1,572,612)	—
Goldman Sachs International	22,168,143	—	—	22,168,143	12,325,620	—	—	12,325,620	9,842,523	(9,842,523)	—
HSBC Bank USA	190,410	—	—	190,410	42,308	—	—	42,308	148,102	(30,000)	118,102
JPMorgan Chase Bank N.A.	955,643	—	—	955,643	1,074,724	—	—	1,074,724	(119,081)	119,081	—
UBS AG London	132,984	—	—	132,984	8,260	—	—	8,260	124,724	—	124,724
Westpac Banking Corp.	99,692	—	—	99,692	22,773	—	—	22,773	76,919	—	76,919

Total	$28,086,788	$—	$—	$28,086,788	$16,931,745	$—	$—	$16,931,745	$11,155,043	$(10,835,298)	$319,745

	SunAmerica Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG London	$—	$—	$49,632,000	$49,632,000	$—	$—	$7,367,250	$7,367,250	$42,247,215	$(42,247,215)	$—

	SunAmerica Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG London	$—	$—	$26,112,000	$26,112,000	$—	$—	$3,876,000	$3,876,000	$22,218,465	$(22,218,465)	$—

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	VCP Total Return BalancedSM Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$5,022	$—	$—	$5,022	$17,535	$—	$—	$17,535	$(12,513)	$—	$(12,513)
Goldman Sachs International	—	—	—	—	—	—	—	—	—		—
Morgan Stanley & Co., LLC	—	—	—	—	—	—	112,867	112,867	112,867	—	112,867

Total	$5,022	$—	$—	$5,022	$17,535	$—	$112,867	$130,402	$100,354	$—	$100,354

	VCPSM Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of New York	$190,732	$—	$—	$190,732	$78,912	$—	$—	$78,912	$111,820	$—	$111,820
State Street Bank & Trust Co.	191,221	—	—	191,221	78,761	—	—	78,761	112,460	—	112,460

Total	$381,953	$—	$—	$381,953	$157,673	$—	$—	$157,673	$224,280	$—	$224,280

	Telecom Utility Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$1,658	$—	$—	$1,658	$—	$—	$—	$—	$1,658	$—	$1,658
Citibank N.A.	16,399	—	—	16,399	—	—	—	—	16,399	—	16,399
Credit Suisse International	9,176	—	—	9,176	913	—	—	913	8,263	—	8,263
Deutsche Bank AG	121,176	—	—	121,176	—	—	—	—	121,176	—	121,176
Goldman Sachs International	155,256	—	—	155,256	—	—	—	—	155,256	—	155,256
JPMorgan Chase Bank N.A.	9,542	—	—	9,542	—	—	—	—	9,542	—	9,542
Merrill Lynch International	14,421	—	—	14,421	—	—	—	—	14,421	—	14,421
Morgan Stanley Capital Services, Inc.	3,504	—	—	3,504	—	—	—	—	3,504	—	3,504
UBS AG	318	—	—	318	—	—	—	—	318	—	318

Total	$331,450	$—	$—	$331,450	$913	$—	$—	$913	$330,537	$—	$330,537

	International Growth & Income
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$266,222	$—	$—	$266,222	$227,238	$—	$—	$227,238	$38,984	$—	$38,984
Citibank N.A.	1,294,828	—	—	1,294,828	316,806	—	—	316,806	978,022	—	978,022
Credit Suisse International	119,498	—	—	119,498	560,020	—	—	560,020	(440,522)	—	(440,522)
Deutsche Bank AG London	193,238	—	—	193,238	250,047	—	—	250,047	(56,809)	—	(56,809)
HSBC Bank	151,317	—	—	151,317	224,272	—	—	224,272	(72,955)	—	(72,955)
JPMorgan Chase Bank N.A.	1,085,284	—	—	1,085,284	1,215,296	—	—	1,215,296	(130,012)	—	(130,012)
State Street Bank and Trust Co.	663,228	—	—	663,228	1,910,459	—	—	1,910,459	(1,247,231)	—	(1,247,231)
UBS AG	579,455	—	—	579,455	502,444	—	—	502,444	77,011	—	77,011
Westpac Banking Corp.	400,446	—	—	400,446	202,921	—	—	202,921	197,525	—	197,525

Total	$4,753,516	$—	$—	$4,753,516	$5,409,503	$—	$—	$5,409,503	$(655,987)	$—	$(655,987)

	International Diversified Equities Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Commonwealth Bank of Australia	$—	$—	$—	$—	$304,604	$—	$—	$304,604	$(304,604)	$—	$(304,604)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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Inflation-Indexed Bonds:    Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trusts’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of January 31, 2015, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
High Yield Bond	6.75%	$25,234,000
Equity Index	5.20	19,446,000
“Dogs” of Wall Street	0.97	3,624,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated January 31, 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $373,632,000 a repurchase price of $373,632,000 and a maturity date of February 2, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.13%	8/15/21	$7,725,000	$8,117,391
U.S. Treasury Notes	0.75	3/31/18	105,765,000	105,642,524
U.S. Treasury Bonds	8.13	8/15/21	50,000,000	72,854,600
U.S. Treasury Bonds	8.00	11/15/21	135,000,000	194,494,770

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.

Mortgage-Backed Dollar Rolls:    During the year ended January 31, 2015, the Global Bond, SA JPMorgan MFS Core Bond, Balanced and MFS Total Return Portfolios entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Global Bond, SA JPMorgan MFS Core Bond and Balanced Portfolios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio‘s obligation to

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repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the year ended January 31, 2015, the Global Bond, SA JPMorgan MFS Core Bond, Balanced and MFS Total Return Portfolios had realized gains (losses) from mortgage-backed dollar rolls of $145,938, $742,853, $665,915 and $739,639, respectively.

When-Issued Securities and Forward Commitments:    The Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the year. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio, distributions from income from the underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Portfolio.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For the SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio, the expenses included in the accompanying financial statements reflect the expenses of the SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered

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temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011 – 2013 or expected to be taken in each Portfolio’s 2014 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2011.

Organization and Offering Costs:    Organization costs incurred in connection with the commencement of the VCP Total Return BalancedSM Portfolio and VCPSM Value Portfolio are expensed, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Portfolio, and amortized over 12-month period. As of January 31, 2015, the deferred offering costs for the VCP Total Return BalancedSM and VCPSM Value Portfolios were fully amortized.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2015
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Cash Management	$—	$(9,488,913)	$(53,545)	$—	$—
Corporate Bond	67,491,910	5,457,751	92,597,048	57,737,654	4,534,484
Global Bond	314,381	1,861,312	(12,379,562)	—	—
High-Yield Bond	26,992,452	(27,610,843)	(17,063,084)	23,600,115	—
SA JPMorgan MFS Core Bond	49,055,506	20,001,599	6,933,612	20,537,087	—
Balanced	5,280,447	15,276,270	20,736,739	2,795,701	—
MFS Total Return	13,097,227	(4,427,538)	103,692,547	12,459,322	—
SunAmerica Dynamic Allocation	108,515,531	86,713,527	550,845,246	52,909,406	49,977,739
SunAmerica Dynamic Strategy	44,027,037	6,705,084	195,038,980	16,472,205	799,620
VCP Total Return BalancedSM	107,615	—	2,872,316	2,470,644	4,866,841
VCPSM Value	1,021,534	—	2,734,514	3,858,437	1,448,391
Telecom Utility	2,285,907	(693,856)	4,661,147	1,383,955	—
Equity Index	25,260,100	9,253,138	144,453,885	11,939,753	2,644,067
Growth-Income	18,815,356	37,318,831	143,697,193	13,630,321	28,742,501
Equity Opportunities	1,620,999	13,560,541	12,642,426	794,768	—
Davis Venture Value	5,212,111	209,801,913	378,198,110	11,512,240	119,260,101
“Dogs” of Wall Street	11,877,457	15,561,603	17,254,248	8,683,617	5,987,717
Alliance Growth	475,305	51,096,415	90,965,605	—	—
Capital Growth	61,719	5,494,468	10,518,094	19,227	—
MFS Massachusetts Investor Trust	14,247,651	48,251,934	188,759,981	8,519,610	38,696,134
Fundamental Growth	—	40,630,241	25,443,736	—	—
Blue Chip Growth	6,440,886	3,558,395	25,533,105	15,208,028	886,802
Real Estate	29,681,822	20,081,970	85,742,766	5,412,073	36,982,864
Small Company Value	1,032,418	36,304,269	78,472,822	1,924,293	15,086,188
Mid-Cap Growth	2,705,935	27,544,379	62,750,873	—	27,825,078
Aggressive Growth	—	(47,555,892)	21,794,084	—	—
Growth Opportunities	—	37,328,768	43,305,936	7,394,469	32,189,160
Marsico Focused Growth	1,362,353	12,940,886	62,431,612	2,854,241	16,881,327
Technology	—	(6,066,704)	9,398,957	—	—

294

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2015
Portfolio	Ordinary Income	Long-term Gains/ Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Small & Mid Cap Value	$8,704,953	$84,413,713	$68,886,775	$23,590,133	$81,531,875
International Growth and Income	9,081,947	(126,275,111)	3,136,748	7,177,149	—
Global Equities	8,689,818	1,358,698	35,639,139	3,261,588	—
International Diversified Equities	6,499,218	(2,609,791)	6,173,125	3,453,251	—
Emerging Markets	7,346,571	(65,511,464)	(6,060,209)	4,645,774	—
Foreign Value	26,150,517	(7,377,083)	87,618,064	12,873,465	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended January 31, 2014
Portfolio	Ordinary Income	Long-Term Capital Gains
Cash Management	$—	$—
Corporate Bond	57,199,173	16,272,692
Global Bond	7,460,978	—
High-Yield Bond	21,491,754	—
Total Return Bond	33,654,100	4,063,110
Balanced	2,805,674	—
MFS Total Return	14,269,717	—
SunAmerica Dynamic Allocation	137,461	6,416,823
SunAmerica Dynamic Strategy	383,478	107,472
VCP Total Return BalancedSM	972,572	918,818
VCPSM Value	214,737	—
Telecom Utility	1,146,108	—
Equity Index	1,735,941	—
Growth-Income	8,557,115	9,858,370
Equity Opportunities	711,757	—
Davis Venture Value	15,038,444	74,413,289
“Dogs” of Wall Street	2,389,811	—
Alliance Growth	731,790	—
Capital Growth	359,111	—
MFS Massachusetts Investor Trust	3,718,099	14,214,872
Fundamental Growth	—	—
Blue Chip Growth	5,944,207	1,319,248
Real Estate	3,845,915	—
Small Company Value	2,789,566	1,219,781
Mid-Cap Growth	—	—
Aggressive Growth	—	—
Growth Opportunities	3,427,030	12,781,293
Marsico Focused Growth	170,130	5,831,956
Technology	—	—
Small & Mid Cap Value	23,162,377	25,760,778
International Growth and Income	6,863,112	—
Global Equities	1,710,532	—
International Diversified Equities	6,486,301	—
Emerging Markets	1,509,510	—
Foreign Value	14,755,383	—

295

As of January 31, 2015, for Federal Income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the period indicated, which are available to offset future capital gains, if any:

Portfolio	Capital Loss Carryforward†				Unlimited†
	2016	2017	2018	2019	ST	LT
Cash Management	$555,721	$5,000,741	$59,684	$—	$—	$3,872,767
Corporate Bond	—	—	—	—	—	—
Global Bond	—	—	—	—	—	—
High-Yield Bond	—	—	27,610,843	—	—	—
SA JPMorgan MFS Core Bond	—	—	—	—	—	—
Balanced	—	—	—	—	—	—
MFS Total Return	—	—	4,427,538	—	—	—
SunAmerica Dynamic Allocation	—	—	—	—	—	—
SunAmerica Dynamic Strategy	—	—	—	—	—	—
VCP Total Return BalancedSM	—	—	—	—	—	—
VCPSM Value	—	—	—	—	—	—
Telecom Utility	—	—	158,569	535,287	—	—
Equity Index	—	—	—	—	—	—
Growth-Income	—	—	—	—	—	—
Equity Opportunities	—	—	—	—	—	—
Davis Venture Value	—	—	—	—	—	—
“Dogs” of Wall Street	—	—	—	—	—	—
Alliance Growth	—	—	—	—	—	—
Capital Growth	—	—	—	—	—	—
MFS Massachusetts Investor Trust	—	—	—	—	—	—
Fundamental Growth	—	—	—	—	—	—
Blue Chip Growth	—	—	—	—	—	—
Real Estate	—	—	—	—	—	—
Small Company Value	—	—	—	—	—	—
Mid-Cap Growth	—	—	—	—	—	—
Aggressive Growth	—	47,005,716	550,176	—	—	—
Growth Opportunities	—	—	—	—	—	—
Marsico Focused Growth	—	—	—	—	—	—
Technology	—	932,706	5,133,998	—	—	—
Small & Mid Cap Value	—	—	—	—	—	—
International Growth and Income	—	—	126,275,111	—	—	—
Global Equities	—	—	—	—	—	—
International Diversified Equities	—	—	2,609,791	—	—	—
Emerging Markets	—	11,183,037	7,578,922	—	15,182,848	31,566,657
Foreign Value	—	—	7,377,083	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

296

The Portfolios indicated below, utilized capital loss carryforwards, which offset net realized taxable gains and had expired capital loss carryforwards in the year ended January 31, 2015.

Portfolio	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
Cash Management	$137	$21,843
Corporate Bond	—	—
Global Bond	—	—
High-Yield Bond	4,729,953	—
SA JPMorgan MFS Core Bond	26,354,256	—
Balanced	2,072,286	—
MFS Total Return	36,969,819	—
SunAmerica Dynamic Allocation	—	—
SunAmerica Dynamic Strategy	—	—
VCP Total Return BalancedSM	—	—
VCPSM Value	—	—
Telecom Utility	5,484,000	—
Equity Index	—	—
Growth-Income	—	—
Equity Opportunities	15,174,576	—
Davis Venture Value	—	—
“Dogs” of Wall Street	—	—
Alliance Growth	18,691,719	—
Capital Growth	3,302,945	—
MFS Massachusetts Investor Trust	—	—
Fundamental Growth	11,990,947	—
Blue Chip Growth	—	—
Real Estate	—	—
Small Company Value	—	—
Mid-Cap Growth	—	—
Aggressive Growth	11,186,728	—
Growth Opportunities	—	—
Marsico Focused Growth	—	—
Technology	6,202,768	—
Small & Mid Cap Value	—	—
International Growth and Income	18,703,745	—
Global Equities	22,715,673	—
International Diversified Equities	13,911,059	—
Emerging Markets	—	—
Foreign Value	16,035,688	—

297

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the year ended January 31, 2015, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Cash Management	$94,459	$—	$—
Corporate Bond	—	—	—
Global Bond	—	—	—
High-Yield Bond	—	2,901,245	6,211,948
SA JPMorgan MFS Core Bond	—	—	—
Balanced	—	—	—
MFS Total Return	—	—	—
SunAmerica Dynamic Allocation	—	—	—
SunAmerica Dynamic Strategy	—	—	—
VCP Total Return BalancedSM	1,418,898	1,526,633	2,387,471
VCPSM Value	—	236,105	29,551
Telecom Utility	—	—	—
Equity Index	—	—	—
Growth-Income	—	—	—
Equity Opportunities	—	—	—
Davis Venture Value	—	—	—
“Dogs” of Wall Street	—	—	—
Alliance Growth	—	—	—
Capital Growth	—	—	—
MFS Massachusetts Investor Trust	—	—	—
Fundamental Growth	93,152	—	—
Blue Chip Growth	—	—	—
Real Estate	—	—	—
Small Company Value	—	—	—
Mid-Cap Growth	—	—	—
Aggressive Growth	82,055	985,136	—
Growth Opportunities	317,501	—	—
Marsico Focused Growth	—	—	—
Technology	39,793	—	—
Small & Mid Cap Value	—	—	—
International Growth and Income	—	—	—
Global Equities	—	—	—
International Diversified Equities	—	—	—
Emerging Markets	—	—	—
Foreign Value	—	4,657,882	—

298

For the year ended January 31, 2015, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, Fair Fund settlements, investments in regulated investment companies, nondeductible expenses, treatment of foreign currency, derivative transactions, investments in partnerships, investments in passive foreign investment companies, paydown losses, contingent payment debt securities, equalization, investments in real estate investment trusts and expiration of capital loss carryforwards, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Cash Management	$1,230,838	$21,843	$(1,252,681)
Corporate Bond	32	(32)	—
Global Bond	(1,853,849)	1,853,849	—
High-Yield Bond	69	(69)	—
SA JPMorgan MFS Core Bond	(12,429,296)	12,429,296	—
Balanced	208,894	(208,894)	—
MFS Total Return	322,984	(322,984)	—
SunAmerica Dynamic Allocation	41,904,166	(41,904,166)	—
SunAmerica Dynamic Strategy	13,021,423	(13,021,423)	—
VCP Total Return BalancedSM	(265,764)	59,000	206,764
VCPSM Value	1,425,912	(1,425,116)	(796)
Telecom Utility	647,123	(605,762)	(41,361)
Equity Index	77	(77)	—
Growth-Income	17,643	(17,643)	—
Equity Opportunities	(2,489)	2,489	—
Davis Venture Value	36,578	(36,578)	—
“Dogs” of Wall Street	—	—	—
Alliance Growth	7,967	12,048	(20,015)
Capital Growth	(1,813)	1,813	—
MFS Massachusetts Investor Trust	10,804	(10,804)	—
Fundamental Growth	786,182	(24,955)	(761,227)
Blue Chip Growth	1,235	(1,235)	—
Real Estate	205	(205)	—
Small Company Value	(20,049)	20,049	—
Mid-Cap Growth	1,405,422	(1,442,402)	36,980
Aggressive Growth	554,170	(133)	(554,037)
Growth Opportunities	1,427,614	(84,050)	(1,343,564)
Marsico Focused Growth	422,575	(422,575)	—
Technology	247,424	(123,588)	(123,836)
Small & Mid Cap Value	1,582,458	(1,582,458)	—
International Growth and Income	(2,718,681)	2,718,681	—
Global Equities	123,480	(123,480)	—
International Diversified Equities	1,494,664	(1,494,664)	—
Emerging Markets	(220,158)	220,158	—
Foreign Value	(171,552)	171,552	—

299

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal Income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Cash Management	$7,962	$(61,507)	$(53,545)	$259,594,705
Corporate Bond	111,124,806	(18,527,758)	92,597,048	1,649,948,195
Global Bond	10,271,261	(19,255,908)	(8,984,647)	486,372,428
High-Yield Bond	8,421,763	(25,484,847)	(17,063,084)	498,432,449
SA JPMorgan MFS Core Bond	9,797,140	(2,846,523)	6,950,617	1,968,203,442
Balanced	25,531,801	(4,795,063)	20,736,738	218,919,874
MFS Total Return	116,159,899	(12,462,285)	103,697,614	519,819,804
SunAmerica Dynamic Allocation	612,091,131	(59,640,235)	552,450,896	8,890,779,990
SunAmerica Dynamic Strategy	235,789,613	(39,921,733)	195,867,880	4,783,336,656
VCP Total Return BalancedSM	2,972,855	(44,554)	2,928,301	215,794,133
VCPSM Value	9,981,083	(7,244,994)	2,736,089	231,539,271
Telecom Utility	7,722,784	(3,055,570)	4,667,214	49,776,424
Equity Index	168,860,598	(24,406,714)	144,453,884	1,030,365,470
Growth-Income	149,885,695	(6,188,502)	143,697,193	796,643,825
Equity Opportunities	21,419,280	(8,775,683)	12,643,597	244,220,645
Davis Venture Value	420,251,132	(42,049,475)	378,201,657	875,320,550
“Dogs” of Wall Street	25,124,448	(7,870,200)	17,254,248	272,658,095
Alliance Growth	97,181,078	(6,215,473)	90,965,605	377,932,624
Capital Growth	12,501,548	(1,983,532)	10,518,016	82,051,323
MFS Massachusetts Investors Trust	204,448,523	(15,680,896)	188,767,627	954,072,872
Fundamental Growth	28,536,783	(3,093,047)	25,443,736	191,590,739
Blue Chip Growth	40,180,923	(14,647,818)	25,533,105	383,019,744
Real Estate	87,347,750	(1,604,984)	85,742,766	422,293,508
Small Company Value	94,921,029	(16,448,267)	78,472,762	412,836,026
Mid-Cap Growth	74,433,322	(11,682,449)	62,750,873	282,393,146
Aggressive Growth	26,729,433	(4,935,349)	21,794,084	116,438,734
Growth Opportunities	49,759,807	(6,453,871)	43,305,936	255,053,084
Marsico Focused Growth	65,194,928	(2,763,316)	62,431,612	278,241,550
Technology	10,486,546	(1,087,521)	9,399,025	39,744,290
Small & Mid Cap Value	105,408,593	(36,521,818)	68,886,775	559,636,101
International Growth and Income	36,605,742	(33,091,616)	3,514,126	383,726,902
Global Equities	51,617,523	(15,955,669)	35,661,854	482,754,369
International Diversified Equities	19,167,178	(12,970,114)	6,197,064	240,449,322
Emerging Markets	41,439,203	(47,333,486)	(5,894,283)	402,969,017
Foreign Value	193,759,760	(105,987,525)	87,772,235	1,060,983,036

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

The Trust, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the Equity Index and “Dogs” of Wall Street Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets”, as used in the following tables, means the average daily net assets of the Portfolios.

300

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets	Management Fees
Cash Management(1)	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
Corporate Bond	$0-$50 million	0.700%
	> $50 million	0.600%
	> $150 million	0.550%
	> $250 million	0.500%
Global Bond	$0-$50 million	0.750%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
High-Yield Bond	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA JPMorgan MFS Core Bond(6)	> $0	0.600%
Balanced	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
MFS Total Return	$0-$50 million	0.700%
	> $50 million	0.650%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
SunAmerica Dynamic	$0-$1.5 billion	0.250%
Allocation	> $1.5 billion	0.220%
	> $3 billion	0.200%
SunAmerica Dynamic	$0-$1.5 billion	0.250%
Strategy	> $1.5 billion	0.220%
	> $3 billion	0.200%
VCP Total Return	$0-$750 million	0.860%
BalancedSM	> $750 million	0.850%
	> $1.5 billion	0.820%
VCPSM Value	$0-$250 million	0.925%
	> $250 million	0.900%
	> $500 million	0.875%
	> $750 million	0.800%
Telecom Utility	$0-$150 million	0.750%
	> $150 million	0.600%
	> $500 million	0.500%
Equity Index(7)	> $0	0.400%
Growth-Income	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
Equity Opportunities	$0-$50 million	0.800%
	> $50 million	0.750%
	> $250 million	0.700%
Davis Venture Value	$0-$100 million	0.800%
	> $100 million	0.750%

Portfolio	Assets	Management Fees
	> $500 million	0.700%
“Dogs” of Wall Street	> $0	0.600%
Alliance Growth	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
Capital Growth(5)	$0-$50 million	0.900%
	> $50 million	0.850%
	> $200 million	0.800%
MFS Massachusetts	$0-$600 million	0.700%
Investors Trust	> $600 million	0.650%
	> $1.5 billion	0.600%
Fundamental Growth	$0-$150 million	0.850%
	> $150 million	0.800%
	> $300 million	0.700%
Blue Chip Growth	$0-$250 million	0.700%
	> $250 million	0.650%
	> $500 million	0.600%
Real Estate	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
Small Company Value	$0-$200 million	1.000%
	> $200 million	0.920%
	> $500 million	0.900%
Mid-Cap Growth	$0-$100 million	0.800%
	> $100 million	0.750%
Aggressive Growth	$0-$100 million	0.750%
	> $100 million	0.675%
	> $250 million	0.625%
	> $500 million	0.600%
Growth Opportunities	$0-$250 million	0.750%
	> $250 million	0.700%
	> $500 million	0.650%
Marsico Focused Growth	> $0	0.850%
Technology(3)	$0-$250 million	1.000%
	> $250 million	0.950%
	> $500 million	0.900%
Small & Mid Cap Value	$0-$250 million	0.950%
	> $250 million	0.900%
International Growth and	$0-$150 million	1.000%
Income(2)	> $150 million	0.900%
	> $300 million	0.800%
Global Equities	$0-$50 million	0.900%
	> $50 million	0.800%
	> $150 million	0.700%
	> $300 million	0.650%
International Diversified	$0-$250 million	0.850%
Equities	> $250 million	0.800%
	> $500 million	0.750%
Emerging Markets(4)	$0-$100 million	1.150%
	> $100 million	1.100%
	> $200 million	1.050%
Foreign Value	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.750%

(1)	The Adviser shall be paid a composite fee based on the aggregate assets it manages for both SunAmerica Series Trust and Seasons Series Trust Cash Management Portfolios.

301

(2)	The Adviser voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the International Growth and Income Portfolio.
(3)	The Adviser voluntarily agreed, until further notice, to waive 0.10% of the investment advisory fees for the Technology Portfolio.
(4)	The Adviser is contractually obligated to waive its advisory fee with respect to the Emerging Markets Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 1.00% of average daily net assets.
(5)	Effective May 1, 2014, SAAMCo is contractually obligated to waive its advisory fee with respect to the Capital Growth Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.73% of average daily net assets. Prior to May 1, 2014, the SAAMCo waived 0.10% of the investment advisory fees for the Capital Growth Portfolio.
(6)	Effective January 16, 2015, the Adviser contractually agreed to waive 0.10% of the investment advisory fees for SA JPMorgan MFS Core Bond Portfolio through April 30, 2017.
(7)	Effective January 1, 2015, the Adviser agreed to waive 0.05% of the investment advisory fees for Equity Index Portfolio through April 30, 2016.

For the year ended January 31, 2015, the amount of investment advisory fees waived were $61,197, $50,162, $101,511, $43,651, $202,952, and $341,693 for the SA JPMorgan MFS Core Bond Portfolio, Equity Index Portfolio, Capital Growth Portfolio, Technology Portfolio, International Growth and Income Portfolio and Emerging Markets Portfolio, respectively. These amounts are reflected in the Statement of Operations.

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
AllianceBernstein L.P.	SunAmerica Dynamic Allocation (Subadviser for a portion of the Portfolio) SunAmerica Dynamic Strategy (Subadviser for a portion of the Portfolio) Alliance Growth Small & Mid Cap Value

BofA Advisors, LLC	Cash Management

Boston Company Asset Management, LLC	Capital Growth

Columbia Management Investment Advisors, LLC	Technology

Davis Selected Advisers L.P.	Davis Venture Value
(dba — Davis Advisors)

Federated Investment Management Company	Corporate Bond

Franklin Advisory Services, LLC	Small Company Value

Goldman Sachs Asset Management International	Global Bond

Invesco Advisers, Inc.	VCPSM Value
Growth Opportunities

J.P. Morgan Investment Management Inc.	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio) Balanced
Growth-Income Mid-Cap Growth
Global Equities Emerging Markets

Marsico Capital Management, LLC	Marsico Focused Growth

Massachusetts Financial Services Company (“MFS”)	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio) MFS Total Return
Telecom Utility
MFS Massachusetts Investors Trust
Blue Chip Growth

Morgan Stanley Investment Management Inc.	International Diversified Equities

OppenheimerFunds, Inc.	Equity Opportunities

302

Subadviser	Portfolio
Pacific Investment Management Company, LLC	VCP Total Return BalancedSM
(PIMCO)

PineBridge Investments, LLC	High-Yield Bond

Putnam Investment Management, LLC	International Growth and Income

Pyramis Global Advisors, LLC	Real Estate

Templeton Investment Counsel, LLC	Foreign Value

Wells Capital Management Incorporated	Fundamental Growth
Aggressive Growth

The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

Portfolio	Assets	Subadvisory Fees
Cash Management(1)	$0-$100 million	0.125%
	> $100 million	0.100%
	> $500 million	0.075%
	> $1 billion	0.050%
Corporate Bond	$0-$25 million	0.300%
	> $25 million	0.250%
	> $50 million	0.200%
	> $150 million	0.150%
Global Bond	$0-$50 million	0.400%
	> $50 million	0.300%
	> $150 million	0.250%
	> $250 million	0.200%
High-Yield Bond	$0-$50 million	0.400%
	> $50 million	0.300%
	> $250 million	0.250%
SA JPMorgan MFS Core Bond(6)	> $0	0.130%
Balanced	$0-$50 million	0.400%
	> $50 million	0.300%
	> $150 million	0.250%
MFS Total Return	$0-$500 million	0.375%
	> $500 million	0.350%
	> $750 million	0.320%
	> $1 billion	0.300%
SunAmerica Dynamic	$0-$500 million	0.240%
Allocation(3)(7)	> $500 million	0.210%
	> $1.5 billion	0.190%
SunAmerica Dynamic	$0-$500 million	0.240%
Strategy(3)(7)	> $500 million	0.210%
	> $1.5 billion	0.190%
VCP Total Return	$0-$750 million	0.360%
BalancedSM	> $750 million	0.350%
	> $1.5 billion	0.320%
VCPSM Value	$0-$250 million	0.425%
	> $250 million	0.400%
	> $500 million	0.375%
	> $1 billion	0.300%
Telecom Utility	$0-$250 million	0.375%
	> $250 million	0.325%
	> $750 million	0.300%
	> $1.5 billion	0.250%
Growth-Income	$0-$50 million	0.350%
	> $50 million	0.300%
	> $150 million	0.250%
	> $300 million	0.200%
	> $500 million	0.150%
Equity Opportunities	$0-$50 million	0.400%
	> $50 million	0.350%
	> $250 million	0.300%
Davis Venture Value	$0-$100 million	0.450%
	> $100 million	0.400%
	> $500 million	0.350%
Alliance Growth	$0-$50 million	0.350%
	> $50 million	0.300%
	> $150 million	0.250%

Portfolio	Assets	Subadvisory Fees
Capital Growth(4)(5)	$0-$100 million	0.300%
	> $100 million	0.250%
MFS Massachusetts	$0-$250 million	0.375%
Investors Trust	> $250 million	0.350%
	> $500 million	0.325%
	> $1.5 billion	0.250%
Fundamental Growth	$0-$150 million	0.450%
	> $150 million	0.425%
	> $300 million	0.350%
Blue Chip Growth	$0-$50 million	0.325%
	> $50 million	0.225%
	> $150 million	0.200%
	> $500 million	0.150%
Real Estate	$0-$100 million	0.400%
	> $100 million	0.350%
	> $500 million	0.300%
Small Company Value	$0-$200 million	0.600%
	> $200 million	0.520%
	> $500 million	0.500%
Mid-Cap Growth	$0-$100 million	0.420%
	> $100 million	0.400%
Aggressive Growth	$0-$100 million	0.450%
	> $100 million	0.400%
	> $200 million	0.350%
Growth Opportunities	> $0	0.500%
Marsico Focused Growth	> $0	0.450%
Technology	$0-$150 million	0.500%
	> $150 million	0.450%
	> $250 million	0.425%
Small & Mid Cap Value	$0-$250 million	0.500%
	> $250 million	0.450%
International Growth and	$0-$150 million	0.650%
Income (2)	> $150 million	0.550%
	> $300 million	0.450%
Global Equities	$0-$50 million	0.450%
	> $50 million	0.400%
	> $150 million	0.350%
	> $500 million	0.300%
International Diversified Equities	When Assets are under $175 million:
	$0-$25 million	0.800%
	> $25 million	0.600%
	> $50 million	0.500%
	$75 million-$175 million	0.400%
	When Assets are over $175 million:
	$0-$350 million	0.450%
	> $350 million	0.400%
	> $750 million	0.370%
Emerging Markets	> $0	0.600%
Foreign Value	$0-$50 million	0.625%
	> $50 million	0.465%
	> $200 million	0.375%
	> $500 million	0.350%

303

(1)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the Seasons Series Trust Cash Management Portfolio shall be aggregated.
(2)	The subadviser agreed, until further notice to waive 0.05% of the Subadvisory fees for International Growth and Income Portfolio.
(3)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio and VALIC Company I Dynamic Allocation Fund shall be aggregated.
(4)	For purposes of determining whether the Portfolio’s assets meet the breakpoints set forth herein, the assets managed by the Subadviser for the Portfolio and the assets of the VALIC Company II Capital Appreciation Fund shall be aggregated.
(5)	Prior to May 1, 2014, the amount of subadvisory fees paid to Oppenheimer Funds, Inc. under its prior subadvisory agreement with SAAMCo was 0.45% on the first $50 million, 0.400% on the next $200 million, 0.375% on the next $250 million, and 0.350% on assets over $500 million. In addition, Oppenheimer Funds, Inc. waived 0.05% of its subadvisory fees for the Capital Growth Portfolio. Effective May 1, 2014, Boston Company Asset Management, LLC assumed subadvisory responsibilities for the Capital Growth Portfolio at the rates reflected in the above table.
(6)	Prior to January 16, 2015, the amount of subadvisory fees paid to Pacific Investment Management Company LLC (PIMCO), under its prior subadvisory agreement with SAAMCo was 0.250% of average daily net assets. Effective January 16, 2015, JP Morgan Investment Management, Inc. (“JP Morgan”) and Massachusetts Financial Services Company(“MFS”) assumed subadvisory responsibilities for the SA JPMorgan MFS Core Bond Portfolio pursuant to the Subadvisory Agreement.
(7)	Prior to November 1, 2014, the amount of subadvisory fees paid to AllianceBernstein L. P. under its prior subadvisory agreement with SAAMCo was 0.180% on the first $500 million, 0.150% on the next $1 billion, and 0.130% on assets over $1.5 billion.

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets through April 30, 2015 for SunAmerica Dynamic Strategy, VCP Total Return BalancedSM and VCPSM Value Portfolios. The contractual fee reimbursements may be modified or terminated only with the approval of the Board of Trustees, including a majority of the Independent Trustees. For purposes of the waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1
SunAmerica Dynamic Strategy	0.55%
VCP Total Return Balanced SM	1.16%
VCPSM Value	1.23%

Further, for certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transational expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1	Class 2	Class 3
Cash Management	0.45%	0.60%	0.70%
Equity Index	0.55%	—	—
Blue Chip Growth	0.85%	1.00%	1.10%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Contractual and voluntary waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of management fee waivers, are subject to recoupment from that Portfolio within the following two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

For the year ended January 31, 2015, pursuant to the voluntary and contractual expense limitations referred to above, SAAMCo. has waived or reimbursed expenses as follows:

Portfolio	Amount
Cash Management	$154,489
VCP Total Returned BalancedSM	82,235
VCPSM Value	56,783

304

For the year ended January 31, 2015, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	January 31, 2015	January 31, 2016	January 31, 2017
Cash Management	$—	$178,038	$154,489
VCP Total Returned BalancedSM	—	128,437	82,235
VCPSM Value	790	132,220	56,784

The Trust has entered into the Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly-owned subsidiary of The Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, Anchor Series Trust and Seasons Series Trust pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement. Accordingly, for the year ended January 31, 2015, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the year ended January 31, 2015, service fees were paid (see Statement of Operations) based on the aforementioned rates.

The Technology Portfolio’s registration statement details investment limitations that are applicable to all or a portion of the Portfolio. With respect to 75% of the Technology Portfolio’s total assets, no more than 5% may be invested in any one issuer. On June 5, 2014, 400 additional shares of Synopsys, Inc. were purchased, causing the Portfolio to exceed the investment limitations. On June 5, 2014, 400 shares of Synopsys, Inc. shares were sold, resulting in a loss of $7 to the Portfolio, which was reimbursed by Columbia Management Investment Advisors, LLC, the subadviser to the Portfolio. In addition, on July 11, 2014, the Technology Portfolio purchased 200 additional shares each of Google, Inc. Class A and Google, Inc. Class C causing the Portfolio to exceed the same investment limitations. On July 11, 2014, 200 shares of Google, Inc. Class A and 200 shares of Google, Inc. Class C were sold, resulting in a gain of $1,330 to the Portfolio.

Note 5.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the year ended January 31, 2015, the amount of expense reductions received by each Portfolio used to offset the non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Balanced	$2,279
MFS Total Return	3,428
VCPSM Value Portfolio	2,348
Telecom Utility	3,528
Growth-Income	4,867
Davis Venture Value	4,550
Alliance Growth	10,755
Capital Growth	2,994
MFS Massachusetts Investors Trust	22,932
Fundamental Growth	29,657
Real Estate	6,259
Mid-Cap Growth	5,378
Aggressive Growth	9,727
Growth Opportunities	22,173
Marsico Focused Growth	6,669
Technology	11,689
Small & Mid Cap Value	105,210
International Growth and Income	2,222
Global Equities	8,942
International Diversified Equities	72
Emerging Markets	10,028
Foreign Value	11,294

305

Note 6.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended January 31, 2015 were as follows:

	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Cash Management	$—	$—	$—	$—
Corporate Bond	450,757,176	178,519,153	—	7,275,898
Global Bond	275,465,336	260,130,148	97,140,205	43,949,192
High-Yield Bond	405,146,388	319,861,858	—	—
SA JPMorgan MFS Core Bond	1,899,825,873	1,851,741,260	3,041,821,916	2,799,720,328
Balanced	113,117,791	114,158,243	32,264,822	37,774,798
MFS Total Return	79,748,945	130,604,932	114,376,547	139,368,489
SunAmerica Dynamic Allocation	2,769,423,707	317,000,000	1,169,096,875	642,127,765
SunAmerica Dynamic Strategy	1,843,387,236	24,000,000	608,000,800	251,085,355
VCP Total Return BalancedSM	6,558,727	24,508	42,551,414	30,174,391
VCPSM Value	160,763,651	36,688,239	139,408,348	125,348,396
Telecom Utility	22,157,716	26,787,650	—	—
Equity Index	722,859,137	363,328,082	—	—
Growth-Income	357,866,251	156,583,899	—	—
Equity Opportunities	176,222,931	118,864,912	—	—
Davis Venture Value	367,820,082	483,876,831	—	—
"Dogs" of Wall Street	182,042,747	116,560,303	—	—
Alliance Growth	277,766,044	314,021,335	—	—
Capital Growth	103,243,166	78,912,727	—	—
MFS Massachusetts Investors Trust	398,310,863	177,716,081	—	—
Fundamental Growth	213,702,295	312,815,080	—	—
Blue Chip Growth	401,583,990	118,166,719	—	—
Real Estate	349,329,708	367,639,606	—	—
Small Company Value	181,723,610	95,786,473	—	—
Mid Cap Growth	180,001,608	170,268,871	—	—
Aggressive Growth	106,322,953	101,682,324	—	—
Growth Opportunities	234,555,435	250,435,182	—	—
Marsico Focused Growth	216,909,703	176,885,054	—	—
Technology	38,000,991	37,344,378	—	—
Small & Mid Cap Value	294,195,748	360,271,402	—	—
International Growth and Income	252,815,949	204,643,545	—	—
Global Equities	493,185,928	385,589,512	—	—
International Diversified Equities	248,785,873	224,710,985	—	—
Emerging Markets	256,539,155	198,071,295	—	—
Foreign Value	402,374,846	87,497,404	—	—

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Cash Management Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,036,005	$53,231,846	5,348,499	$56,703,463	889,450	$9,323,079	1,283,510	$13,507,236
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(5,663,274)	(59,862,500)	(6,100,099)	(64,661,393)	(1,178,755)	(12,355,778)	(1,457,932)	(15,345,031)

Net increase (decrease)	(627,269)	$(6,630,654)	(751,600)	$(7,957,930)	(289,305)	$(3,032,699)	(174,422)	$(1,837,795)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	21,830,401	$227,341,656	25,172,742	$263,582,086
Reinvested dividends	—	—	—	—
Shares redeemed	(23,450,253)	(244,208,523)	(24,127,506)	(252,657,812)

Net increase (decrease)	(1,619,852)	$(16,866,867)	1,045,236	$10,924,274

306

	Corporate Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	21,491,683	$296,476,730	20,273,274	$277,535,876	80,723	$1,106,503	224,815	$3,093,259
Reinvested dividends	2,133,497	28,841,732	1,917,883	25,178,908	80,555	1,088,188	133,633	1,752,769
Shares redeemed	(2,415,113)	(33,277,459)	(4,354,629)	(60,296,956)	(403,707)	(5,550,227)	(682,778)	(9,378,532)

Net increase (decrease)	21,210,067	$292,041,003	17,836,528	$242,417,828	(242,429)	$(3,355,536)	(324,330)	$(4,532,504)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	5,500,504	$75,178,763	12,114,722	$165,309,736
Reinvested dividends	2,405,296	32,342,216	3,563,027	46,540,189
Shares redeemed	(9,103,322)	(124,619,201)	(10,373,961)	(141,793,042)

Net increase (decrease)	(1,197,522)	$(17,098,222)	5,303,788	$70,056,883

	Global Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,555,457	$63,348,069	5,957,720	$67,074,614	113,864	$1,285,689	106,539	$1,187,976
Reinvested dividends	—	—	221,614	2,473,347	—	—	18,328	203,403
Shares redeemed	(821,758)	(9,368,606)	(1,213,907)	(13,699,846)	(266,469)	(2,992,452)	(249,463)	(2,798,355)

Net increase (decrease)	4,733,699	$53,979,463	4,965,427	$55,848,115	(152,605)	$(1,706,763)	(124,596)	$(1,406,976)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	4,167,571	$46,707,438	6,704,220	$74,621,449
Reinvested dividends	—	—	433,857	4,784,228
Shares redeemed	(3,637,066)	(40,788,734)	(3,977,215)	(44,332,918)

Net increase (decrease)	530,505	$5,918,704	3,160,862	$35,072,759

	High-Yield Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	16,863,954	$102,918,029	20,298,895	$123,310,352	420,371	$2,554,965	463,189	$2,812,130
Reinvested dividends	2,338,498	13,708,320	1,791,920	10,448,362	119,361	699,013	152,075	885,625
Shares redeemed	(6,173,005)	(37,723,928)	(5,558,729)	(33,819,601)	(995,995)	(6,044,257)	(1,011,503)	(6,120,616)

Net increase (decrease)	13,029,447	$78,902,421	16,532,086	$99,939,113	(456,263)	$(2,790,279)	(396,239)	$(2,422,861)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	9,841,164	$59,058,266	10,984,015	$66,125,805
Reinvested dividends	1,576,522	9,192,782	1,751,099	10,157,767
Shares redeemed	(11,237,726)	(67,999,917)	(13,734,302)	(82,971,695)

Net increase (decrease)	179,960	$251,131	(999,188)	$(6,688,123)

307

	SA JP Morgan MFS Core Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	31,875,330	$286,536,671	38,649,541	$348,395,234	151,389	$1,350,320	394,578	$3,566,719
Reinvested dividends	1,080,465	9,710,296	1,414,698	12,431,387	19,843	177,573	57,362	501,703
Shares redeemed	(2,324,547)	(20,879,001)	(3,970,275)	(35,983,807)	(646,919)	(5,780,283)	(957,796)	(8,644,928)

Net increase (decrease)	30,631,248	$275,367,966	36,093,964	$324,842,814	(475,687)	$(4,252,390)	(505,856)	$(4,576,506)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	9,505,497	$84,589,123	29,232,045	$261,683,820
Reinvested dividends	1,195,730	10,649,218	2,845,600	24,784,119
Shares redeemed	(16,907,463)	(150,484,644)	(19,060,538)	(170,654,468)

Net increase (decrease)	(6,206,236)	$(55,246,303)	13,017,107	$115,813,471

	Balanced Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	253,299	$5,052,177	492,820	$8,732,776	54,249	$1,072,704	234,928	$4,136,157
Reinvested dividends	63,503	1,243,235	72,924	1,306,074	7,331	143,339	8,054	144,091
Shares redeemed	(817,427)	(16,338,326)	(815,331)	(14,473,926)	(93,005)	(1,854,740)	(215,783)	(3,771,397)

Net increase (decrease)	(500,625)	$(10,042,914)	(249,587)	$(4,435,076)	(31,425)	$(638,697)	27,199	$508,851

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	1,401,196	$28,125,325	1,641,355	$29,080,048
Reinvested dividends	72,227	1,409,127	75,916	1,355,509
Shares redeemed	(1,141,819)	(22,832,496)	(945,460)	(16,790,482)

Net increase (decrease)	331,604	$6,701,956	771,811	$13,645,075

	MFS Total Return Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	137,164	$2,598,027	350,286	$6,047,691	19,805	$377,797	61,000	$1,064,582
Reinvested dividends	278,144	5,119,576	342,609	5,918,881	42,133	775,654	53,918	931,461
Shares redeemed	(2,176,656)	(41,145,921)	(2,671,144)	(46,074,353)	(414,037)	(7,829,414)	(571,029)	(9,843,372)

Net increase (decrease)	(1,761,348)	$(33,428,318)	(1,978,249)	$(34,107,781)	(352,099)	$(6,675,963)	(456,111)	$(7,847,329)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	962,767	$18,197,172	2,130,158	$36,731,327
Reinvested dividends	357,256	6,564,092	430,225	7,419,375
Shares redeemed	(3,184,334)	(60,034,483)	(3,538,677)	(60,989,640)

Net increase (decrease)	(1,864,311)	$(35,273,219)	(978,294)	$(16,838,938)

308

	SunAmerica Dynamic Allocation Portfolio
	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	258,318,273	$3,259,074,894	286,731,842	$3,328,666,439
Reinvested dividends	8,412,067	102,887,145	558,542	6,554,284
Shares redeemed	(4,052,961)	(51,290,118)	(5,534,028)	(62,589,731)

Net increase (decrease)	262,677,379	$3,310,671,921	281,756,356	$3,272,630,992

	SunAmerica Dynamic Strategy Portfolio
	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	192,119,010	$2,396,680,148	178,329,893	$2,057,292,439
Reinvested dividends	1,418,722	17,271,825	42,341	490,950
Shares redeemed	(2,887,949)	(36,153,362)	(1,644,976)	(18,690,428)

Net increase (decrease)	190,649,783	$2,377,798,611	176,727,258	$2,039,092,961

	VCP Total Return BalancedSM Portfolio
	Class 3
	For the year ended January 31, 2015		For the period May 1, 2013* through January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	14,363,240	$156,758,273	6,977,579	$72,084,755
Reinvested dividends	688,920	7,337,485	184,078	1,891,390
Shares redeemed	(1,220,787)	(12,935,466)	(49,945)	(514,889)

Net increase (decrease)	13,831,373	$151,160,292	7,111,712	$73,461,256

	VCPSM Value Portfolio
	Class 3
	For the year ended January 31, 2015		For the period May 1, 2013* through January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	14,572,843	$168,651,179	7,070,753	$74,754,461
Reinvested dividends	462,711	5,306,828	19,925	214,737
Shares redeemed	(1,288,782)	(14,734,465)	(22,614)	(240,951)

Net increase (decrease)	13,746,772	$159,223,542	7,068,064	$74,728,247

	Telecom Utility Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	72,216	$1,127,598	56,256	$766,474	16,380	$254,947	8,697	$117,764
Reinvested dividends	41,672	630,009	38,830	537,360	4,088	61,589	4,098	56,703
Shares redeemed	(242,744)	(3,793,066)	(291,868)	(3,979,238)	(29,712)	(466,034)	(72,569)	(986,634)

Net increase (decrease)	(128,856)	$(2,035,459)	(196,782)	$(2,675,404)	(9,244)	$(149,498)	(59,774)	$(812,167)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	531,704	$8,239,818	507,465	$6,859,592
Reinvested dividends	46,163	692,357	40,035	552,045
Shares redeemed	(487,320)	(7,498,773)	(578,191)	(7,734,392)

Net increase (decrease)	90,547	$1,433,402	(30,691)	$(322,755)

*	Commencement of operations

309

	Equity Index Portfolio
	Class 1
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	24,672,583	$413,377,880	29,515,979	$422,663,969
Reinvested dividends	896,243	14,583,820	119,445	1,735,941
Shares redeemed	(3,764,788)	(60,992,946)	(280,492)	(3,943,342)

Net increase (decrease)	21,804,038	$366,968,754	29,354,932	$420,456,568

	Growth-Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,630,416	$207,360,043	6,507,523	$180,611,810	16,435	$500,597	26,511	$728,512
Reinvested dividends	1,096,565	32,313,412	483,133	13,352,103	19,392	570,944	14,385	397,186
Shares redeemed	(944,184)	(29,477,284)	(1,172,244)	(32,102,597)	(94,578)	(2,929,570)	(79,738)	(2,205,978)

Net increase (decrease)	6,782,797	$210,196,171	5,818,412	$161,861,316	(58,751)	$(1,858,029)	(38,842)	$(1,080,280)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	1,283,770	$39,686,942	2,100,917	$58,441,866
Reinvested dividends	323,159	9,488,466	169,299	4,666,196
Shares redeemed	(882,706)	(27,749,920)	(861,562)	(23,546,099)

Net increase (decrease)	724,223	$21,425,488	1,408,654	$39,561,963

	Equity Opportunities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,038,743	$55,602,565	3,184,461	$49,912,321	20,451	$366,249	9,787	$153,098
Reinvested dividends	34,936	626,491	31,306	498,357	971	17,397	1,710	27,207
Shares redeemed	(457,143)	(8,332,409)	(606,751)	(9,285,694)	(80,607)	(1,481,894)	(99,053)	(1,528,521)

Net increase (decrease)	2,616,536	$47,896,647	2,609,016	$41,124,984	(59,185)	$(1,098,248)	(87,556)	$(1,348,216)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	1,292,878	$23,523,049	1,830,806	$28,645,161
Reinvested dividends	8,435	150,880	11,722	186,193
Shares redeemed	(659,382)	(12,046,263)	(617,148)	(9,544,189)

Net increase (decrease)	641,931	$11,627,666	1,225,380	$19,287,165

	Davis Venture Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,267,915	$93,522,246	3,172,225	$86,243,179	32,662	$934,167	51,308	$1,344,594
Reinvested dividends	2,599,949	66,678,490	1,606,704	42,286,822	241,884	6,201,861	182,711	4,806,651
Shares redeemed	(3,173,092)	(90,701,234)	(3,568,416)	(95,777,886)	(479,642)	(13,679,189)	(657,679)	(17,629,257)

Net increase (decrease)	2,694,772	$69,499,502	1,210,513	$32,752,115	(205,096)	$(6,543,161)	(423,660)	$(11,478,012)

310

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	930,299	$26,535,915	1,222,840	$32,805,154
Reinvested dividends	2,264,580	57,891,990	1,614,392	42,358,260
Shares redeemed	(3,629,703)	(102,962,288)	(6,096,633)	(163,529,380)

Net increase (decrease)	(434,824)	$(18,534,383)	(3,259,401)	$(88,365,966)

	“Dogs” of Wall Street Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,223,298	$55,977,461	4,535,920	$53,610,219	26,896	$352,638	114,001	$1,309,123
Reinvested dividends	612,905	7,732,776	93,237	1,100,881	33,481	421,858	9,500	112,017
Shares redeemed	(541,287)	(7,153,197)	(641,199)	(7,502,982)	(184,598)	(2,432,832)	(172,066)	(1,993,214)

Net increase (decrease)	4,294,916	$56,557,040	3,987,958	$47,208,118	(124,221)	$(1,658,336)	(48,565)	$(572,074)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	2,472,599	$32,340,522	3,992,300	$46,695,732
Reinvested dividends	519,515	6,516,700	100,143	1,176,913
Shares redeemed	(1,518,771)	(19,837,104)	(1,744,487)	(20,107,699)

Net increase (decrease)	1,473,343	$19,020,118	2,347,956	$27,764,946

	Alliance Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,090,717	$40,860,205	1,177,533	$36,429,196	16,582	$620,215	6,553	$206,760
Reinvested dividends	—	—	21,257	680,310	—	—	818	26,139
Shares redeemed	(1,011,667)	(37,766,616)	(1,451,272)	(44,060,528)	(132,667)	(4,982,797)	(222,340)	(6,835,389)

Net increase (decrease)	79,050	$3,093,589	(252,482)	$(6,951,022)	(116,085)	$(4,362,582)	(214,969)	$(6,602,490)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	304,985	$11,448,830	228,757	$7,080,743
Reinvested dividends	—	—	796	25,341
Shares redeemed	(869,762)	(32,393,651)	(1,144,617)	(35,220,546)

Net increase (decrease)	(564,777)	$(20,944,821)	(915,064)	$(28,114,462)

	Capital Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,735,533	$34,775,273	28,315	$311,877	8,031	$100,083	1,973	$21,309
Reinvested dividends	1,548	19,227	5,132	57,375	—	—	1,342	14,824
Shares redeemed	(120,393)	(1,554,473)	(148,415)	(1,610,058)	(65,723)	(797,792)	(52,539)	(565,768)

Net increase (decrease)	2,616,688	$33,240,027	(114,968)	$(1,240,806)	(57,692)	$(697,709)	(49,224)	$(529,635)

311

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	175,677	$2,176,328	197,341	$2,153,216
Reinvested dividends	—	—	26,141	286,912
Shares redeemed	(814,498)	(10,252,928)	(991,170)	(10,834,570)

Net increase (decrease)	(638,821)	$(8,076,600)	(767,688)	$(8,394,442)

	MFS Massachusetts Investors Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,797,252	$251,207,281	12,507,225	$236,912,073	23,681	$495,043	30,168	$575,082
Reinvested dividends	1,480,766	29,455,281	472,741	8,983,412	26,115	519,506	15,966	303,384
Shares redeemed	(482,297)	(10,251,011)	(620,129)	(11,655,980)	(119,486)	(2,539,932)	(148,320)	(2,798,778)

Net increase (decrease)	12,795,721	$270,411,551	12,359,837	$234,239,505	(69,690)	$(1,525,383)	(102,186)	$(1,920,312)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	1,655,698	$34,961,208	2,796,357	$52,790,206
Reinvested dividends	869,500	17,240,957	456,296	8,646,175
Shares redeemed	(2,723,079)	(58,061,019)	(3,681,094)	(69,345,926)

Net increase (decrease)	(197,881)	$(5,858,854)	(428,441)	$(7,909,545)

	Fundamental Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	446,287	$11,525,189	3,381,921	$72,338,634	5,806	$139,233	12,793	$274,906
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(3,788,390)	(95,710,392)	(497,134)	(10,579,242)	(23,868)	(593,457)	(32,696)	(713,690)

Net increase (decrease)	(3,342,103)	$(84,185,203)	2,884,787	$61,759,392	(18,062)	$(454,224)	(19,903)	$(438,784)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	183,805	$4,486,655	147,092	$3,043,321
Reinvested dividends	—	—	—	—
Shares redeemed	(695,701)	(17,327,609)	(1,034,034)	(22,015,662)

Net increase (decrease)	(511,896)	$(12,840,954)	(886,942)	$(18,972,341)

	Blue Chip Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	28,627,850	$281,451,419	350,970	$3,216,153	51,091	$508,778	12,281	$108,428
Reinvested dividends	1,243,417	11,514,203	87,755	753,187	17,216	158,938	32,324	276,914
Shares redeemed	(270,617)	(2,591,769)	(332,589)	(2,843,322)	(65,887)	(652,567)	(127,222)	(1,118,535)

Net increase (decrease)	29,600,650	$290,373,853	106,136	$1,126,018	2,420	$15,149	(82,617)	$(733,193)

312

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	2,255,097	$22,247,431	1,094,108	$9,558,093
Reinvested dividends	481,217	4,421,689	730,162	6,233,354
Shares redeemed	(1,665,753)	(16,508,874)	(2,224,516)	(19,629,704)

Net increase (decrease)	1,070,561	$10,160,246	(400,246)	$(3,838,257)

	Real Estate Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,903,144	$63,317,410	4,192,389	$62,202,582	22,878	$371,797	64,333	$942,265
Reinvested dividends	1,113,567	16,487,776	77,954	1,144,858	52,969	782,513	6,119	89,664
Shares redeemed	(425,679)	(6,901,432)	(2,003,860)	(30,247,864)	(164,028)	(2,619,644)	(149,381)	(2,221,164)

Net increase (decrease)	4,591,032	$72,903,754	2,266,483	$33,099,576	(88,181)	$(1,465,334)	(78,929)	$(1,189,235)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	862,781	$13,964,647	3,882,450	$56,319,366
Reinvested dividends	1,708,891	25,124,648	178,973	2,611,393
Shares redeemed	(6,033,813)	(96,758,263)	(4,123,930)	(60,787,215)

Net increase (decrease)	(3,462,141)	$(57,668,968)	(62,507)	$(1,856,456)

	Small Company Value Portfolio
	Class 1				Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,104,633	$103,766,270	4,224,353	$97,239,936	1,135,796	$28,006,469	629,684	$14,020,606
Reinvested dividends	379,906	8,522,949	63,177	1,518,678	380,833	8,487,532	104,297	2,490,669
Shares redeemed	(29,870)	(763,234)	(36,045)	(825,192)	(1,766,071)	(44,102,210)	(3,030,075)	(69,148,434)

Net increase (decrease)	4,454,669	$111,525,985	4,251,485	$97,933,422	(249,442)	$(7,608,209)	(2,296,094)	$(52,637,159)

	Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,462,310	$44,785,373	2,828,497	$43,258,146	53,800	$959,747	45,677	$696,558
Reinvested dividends	810,596	13,108,895	—	—	96,084	1,522,097	—	—
Shares redeemed	(500,530)	(9,099,080)	(816,002)	(12,104,760)	(226,922)	(4,053,361)	(301,762)	(4,522,748)

Net increase (decrease)	2,772,376	$48,795,188	2,012,495	$31,153,386	(77,038)	$(1,571,517)	(256,085)	$(3,826,190)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	952,796	$16,829,830	1,171,526	$17,276,003
Reinvested dividends	843,312	13,194,086	—	—
Shares redeemed	(1,853,611)	(32,570,149)	(2,711,951)	(40,151,723)

Net increase (decrease)	(57,503)	$(2,546,233)	(1,540,425)	$(22,875,720)

313

	Aggressive Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,513,851	$23,587,871	1,404,043	$18,903,667	7,451	$114,707	12,862	$177,059
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(823,448)	(12,695,076)	(699,408)	(9,789,070)	(39,803)	(619,466)	(55,723)	(768,404)

Net increase (decrease)	690,403	$10,892,795	704,635	$9,114,597	(32,352)	$(504,759)	(42,861)	$(591,345)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	445,700	$6,875,066	839,664	$11,871,475
Reinvested dividends	—	—	—	—
Shares redeemed	(712,727)	(10,971,310)	(795,472)	(10,786,746)

Net increase (decrease)	(267,027)	$(4,096,244)	44,192	$1,084,729

	Growth Opportunities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,597,693	$25,256,100	3,425,816	$32,418,315	14,966	$138,003	25,981	$240,639
Reinvested dividends	1,531,892	12,218,661	392,272	3,787,760	64,130	498,512	25,679	242,915
Shares redeemed	(408,113)	(3,980,892)	(445,177)	(4,272,594)	(83,812)	(778,886)	(169,684)	(1,591,110)

Net increase (decrease)	3,721,472	$33,493,869	3,372,911	$31,933,481	(4,716)	$(142,371)	(118,024)	$(1,107,556)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	1,612,275	$15,603,631	1,124,367	$9,944,546
Reinvested dividends	3,509,339	26,866,456	1,302,915	12,177,648
Shares redeemed	(4,769,103)	(44,201,870)	(7,505,043)	(69,274,501)

Net increase (decrease)	352,511	$(1,731,783)	(5,077,761)	$(47,152,307)

	Marsico Focused Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,708,514	$74,577,076	5,773,971	$66,835,239	29,273	$375,390	24,330	$279,129
Reinvested dividends	818,734	10,117,933	190,797	2,193,270	68,125	831,499	35,781	407,138
Shares redeemed	(427,046)	(5,494,500)	(312,610)	(3,528,198)	(264,889)	(3,436,188)	(276,895)	(3,180,435)

Net increase (decrease)	6,100,202	$79,200,509	5,652,158	$65,500,311	(167,491)	$(2,229,299)	(216,784)	$(2,494,168)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	1,718,955	$21,790,600	2,317,307	$26,348,130
Reinvested dividends	726,682	8,786,136	301,307	3,401,678
Shares redeemed	(2,005,304)	(26,031,844)	(1,955,153)	(22,024,122)

Net increase (decrease)	440,333	$4,544,892	663,461	$7,725,686

314

	Technology Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	278,782	$1,165,370	210,141	$706,981	144,965	$580,622	52,164	$179,592
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(479,904)	(1,944,574)	(736,199)	(2,412,699)	(258,429)	(1,066,638)	(196,734)	(630,516)

Net increase (decrease)	(201,122)	$(779,204)	(526,058)	$(1,705,718)	(113,464)	$(486,016)	(144,570)	$(450,924)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	2,401,778	$9,741,807	2,086,396	$6,704,448
Reinvested dividends	—	—	—	—
Shares redeemed	(2,262,539)	(9,003,080)	(2,123,856)	(6,727,186)

Net increase (decrease)	139,239	$738,727	(37,460)	$(22,738)

	Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,677,718	$36,387,746	2,108,358	$45,082,269	24,439	$508,262	34,061	$673,776
Reinvested dividends	637,177	11,211,362	104,939	2,160,868	157,271	2,764,305	75,818	1,559,175
Shares redeemed	—	—	(443,480)	(9,849,842)	(237,749)	(5,137,860)	(295,906)	(6,116,111)

Net increase (decrease)	2,314,895	$47,599,108	1,769,817	$37,393,295	(56,039)	$(1,865,293)	(186,027)	$(3,883,160)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	1,732,612	$37,815,318	1,672,390	$34,225,561
Reinvested dividends	5,213,566	91,146,341	2,207,729	45,203,112
Shares redeemed	(6,395,216)	(136,385,103)	(8,711,490)	(179,768,015)

Net increase (decrease)	550,962	$(7,423,444)	(4,831,371)	$(100,339,342)

	International Growth and Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,803,962	$81,460,200	7,703,396	$76,675,006	56,377	$574,487	27,847	$277,208
Reinvested dividends	437,317	4,200,582	295,429	3,038,262	14,504	139,922	16,879	174,268
Shares redeemed	(3,125,000)	(31,057,623)	(1,554,847)	(15,160,048)	(159,164)	(1,664,736)	(211,119)	(2,089,402)

Net increase (decrease)	5,116,279	$54,603,159	6,443,978	$64,553,220	(88,283)	$(950,327)	(166,393)	$(1,637,926)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	2,381,172	$23,941,232	1,145,676	$10,814,137
Reinvested dividends	294,756	2,836,645	354,561	3,650,582
Shares redeemed	(3,618,582)	(38,003,088)	(7,040,669)	(70,017,878)

Net increase (decrease)	(942,654)	$(11,225,211)	(5,540,432)	$(55,553,159)

315

	Global Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,086,113	$132,315,324	10,318,465	$170,424,464	13,595	$255,137	20,895	$329,104
Reinvested dividends	172,110	3,038,016	92,454	1,568,695	1,643	28,940	1,203	20,361
Shares redeemed	(1,843,564)	(33,677,264)	(620,894)	(10,203,388)	(38,121)	(713,507)	(92,268)	(1,484,504)

Net increase (decrease)	5,414,659	$101,676,076	9,790,025	$161,789,771	(22,883)	$(429,430)	(70,170)	$(1,135,039)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	358,577	$6,651,416	429,604	$7,057,419
Reinvested dividends	11,100	194,632	7,206	121,476
Shares redeemed	(434,128)	(8,055,583)	(455,644)	(7,531,963)

Net increase (decrease)	(64,451)	$(1,209,535)	(18,834)	$(353,068)

	International Diversified Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,446,846	$23,478,529	178,507	$1,726,474	132,631	$1,276,700	68,489	$655,190
Reinvested dividends	88,060	821,445	150,551	1,487,999	25,570	237,472	48,097	473,144
Shares redeemed	(981,992)	(9,840,079)	(949,706)	(9,154,064)	(360,030)	(3,604,777)	(507,932)	(4,890,077)

Net increase (decrease)	1,552,914	$14,459,895	(620,648)	$(5,939,591)	(201,829)	$(2,090,605)	(391,346)	$(3,761,743)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	2,351,862	$22,755,371	2,216,002	$21,189,859
Reinvested dividends	258,203	2,394,334	460,671	4,525,158
Shares redeemed	(3,470,145)	(34,689,700)	(4,256,219)	(40,886,827)

Net increase (decrease)	(860,080)	$(9,539,995)	(1,579,546)	$(15,171,810)

	Emerging Markets Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,857,455	$76,455,860	12,636,921	$98,692,642	50,055	$377,565	108,060	$827,603
Reinvested dividends	385,221	2,874,169	115,047	922,638	8,034	59,589	2,979	23,744
Shares redeemed	(1,330,618)	(10,260,813)	(1,982,156)	(15,519,017)	(139,333)	(1,063,645)	(152,762)	(1,182,616)

Net increase (decrease)	8,912,058	$69,069,216	10,769,812	$84,096,263	(81,244)	$(626,491)	(41,723)	$(331,269)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	3,426,612	$25,624,635	5,123,046	$39,014,926
Reinvested dividends	232,421	1,712,016	71,121	563,128
Shares redeemed	(3,837,746)	(29,336,738)	(4,083,086)	(31,246,862)

Net increase (decrease)	(178,713)	$(2,000,087)	1,111,081	$8,331,192

316

	Foreign Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2015		For the year ended January 31, 2014		For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	18,546,904	$315,460,769	9,783,461	$153,725,137	71,961	$1,154,702	43,016	$646,222
Reinvested dividends	401,219	6,222,135	214,134	3,500,438	14,463	224,139	25,923	423,302
Shares redeemed	—	—	—	—	(319,242)	(5,338,722)	(399,555)	(6,207,332)

Net increase (decrease)	18,948,123	$321,682,904	9,997,595	$157,225,575	(232,818)	$(3,959,881)	(330,616)	$(5,137,808)

	Class 3
	For the year ended January 31, 2015		For the year ended January 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	4,918,733	$80,231,586	3,657,853	$54,776,727
Reinvested dividends	415,516	6,427,191	664,491	10,831,643
Shares redeemed	(5,590,305)	(93,331,420)	(8,998,973)	(141,400,414)

Net increase (decrease)	(256,056)	$(6,672,643)	(4,676,629)	$(75,792,044)

Note 8.  Transactions with Affiliates

The following Portfolios incurred brokerage commissions with affiliated brokers for the year ended January 31, 2015:

Portfolio	J. P. Morgan Clearing Corp.	National Financial Services Corp.	Oppenheimer & Co., Inc.	Panmure Gordon & Co., Ltd.	Pershing LLC
Capital Growth	$—	$—	$—	$—	$147
Equity Opportunities	—	—	1,387	—	—
Real Estate	—	576	—	—	—
Global Equities	9,252	—	—	310	—
Emerging Markets	4,883	—	—	—	—

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the year ended January 31, 2015, transactions in these securities were as follows:

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2014	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2015
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$16,421,289	$1,242,213	$277,344,545	$219,286,644	$—	$—	$7,097,472	$521,392,163
Global Bond Portfolio, Class 1	—	—	47,505,742	24,524,237	—	—	(1,792,122)	70,237,857
High-Yield Bond Portfolio, Class 1	6,525,944	—	92,302,476	49,048,474	—	—	(6,491,352)	141,385,542
SA JPMorgan MFS Core Bond Portfolio, Class 1	5,983,395	—	332,250,196	172,341,973	—	—	17,964,503	528,540,067
Equity Index Portfolio, Class 1	4,006,984	4,821,039	475,940,745	217,118,729	63,000,000	18,345,687	40,141,596	697,374,780
Growth-Income Portfolio, Class 1	3,532,323	10,492,148	190,033,790	98,096,947	—	—	18,091,997	320,247,205
MFS Massachusetts Portfolio, Class 1	2,019,586	13,603,124	240,956,166	122,621,186	—	—	11,308,910	390,508,972
Fundamental Growth Portfolio, Class 1	—	—	148,206,433	11,409,142	87,000,000	24,859,085	(14,682,226)	82,792,434
Blue Chip Growth Portfolio	106,150	10,876,972	2,024,523	279,200,408	—	—	4,020,112	296,228,165

317

Security	Income	Capital Gain Distribution Received	Value at January 31, 2014	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2015
Real Estate Portfolio, Class 1	$889,153	$5,370,040	$41,864,733	$24,524,237	$—	$—	$12,002,232	$84,650,395
Small Company Value Portfolio, Class 1	437,899	4,373,962	98,705,222	49,048,474	—	—	(7,784,346)	144,781,211
Mid Cap Growth Portfolio, Class 1	—	6,039,261	51,856,872	24,524,237	—	—	202,756	82,623,126
Aggressive Growth Portfolio, Class 1	—	—	40,019,442	20,796,596	—	—	1,214,836	62,030,874
Growth Opportunities Portfolio, Class 1	—	8,760,882	50,210,726	24,524,238	—	—	(5,650,962)	77,844,884
International Diversified Equities Portfolio, Class 1	—	—	—	20,334,504	—	—	(104,901)	20,229,603
International Growth and Income Portfolio, Class 1	1,192,526	—	46,692,475	24,189,734	20,000,000	2,612,316	(8,127,129)	46,559,922
Global Equities Portfolio, Class 1	1,896,453	—	233,726,308	76,826,773	25,000,000	6,491,234	5,789,339	299,730,107
Emerging Markets Portfolio, Class 1	2,292,618	—	120,013,276	73,572,712	—	—	(3,065,596)	192,813,010
Foreign Value Portfolio, Class 1	4,139,239	—	142,805,881	224,491,406	—	—	(25,043,199)	346,393,327
Seasons Series Trust
Stock Portfolio, Class 1	—	15,850,307	206,747,046	95,634,401	—	—	10,687,504	328,919,258
Large Cap Growth Portfolio, Class 1	363,305	12,652,139	81,192,182	18,055,452	12,000,000	2,531,146	(4,207,977)	98,586,247
Large Cap Value Portfolio, Class 1	3,287,376	362,797	189,002,035	98,096,949	—	—	13,936,446	304,685,603
Mid Cap Growth Portfolio, Class 1	—	6,014,843	49,350,835	24,524,238	—	—	(156,548)	79,733,368
Mid Cap Value Portfolio, Class 1	715,744	6,956,695	99,369,732	36,584,485	60,000,000	19,016,869	(13,521,358)	89,122,167
Small Cap Portfolio, Class 1	186,655	3,484,871	59,094,067	28,251,879	—	—	(1,227,710)	89,789,762
International Equity Portfolio, Class 1	4,179,130	—	182,278,628	98,096,948	—	—	(11,137,040)	273,417,666
Diversified Fixed Income Portfolio, Class 1	8,638,558	—	331,284,884	172,341,973	—	—	16,051,459	528,316,874
Real Return Portfolio, Class 1	—	—	135,896,958	51,431,490	50,000,000	(3,037,539)	6,188,579	140,479,488
Focus Growth Portfolio, Class 1	—	17,121,649	67,282,932	22,061,690	—	—	(12,263,922)	94,202,349
Focus Value Portfolio, Class 1	931,475	—	93,226,629	49,048,474	—	—	9,854,420	153,060,998
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	4,940,253	—	197,150,051	98,096,948	—	—	10,295,056	310,482,308
Growth and Income Portfolio, Class 1	650,240	3,307,911	96,617,434	49,048,474	—	—	11,276,665	160,900,724
Growth Portfolio, Class 1	1,536,022	—	195,393,522	98,096,944	—	—	16,336,375	311,362,863
Capital Appreciation Portfolio, Class 1	—	24,362,564	100,186,688	49,048,474	—	—	(2,842,111)	170,755,615
Natural Resources Portfolio, Class 1	632,818	—	41,167,363	24,524,237	—	—	(13,097,773)	53,226,645

	$75,505,135	$155,693,417	$4,757,700,537	$2,769,423,707	$317,000,000	$70,818,798	$81,263,985	$7,593,405,579

318

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2014	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2015
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$4,802,723	$363,309	$78,841,758	$72,775,490	$—	$—	$2,027,390	$158,810,670
Global Bond Portfolio, Class 1	—	—	37,407,719	36,387,744	—	—	(1,970,133)	71,825,330
High-Yield Bond Portfolio, Class 1	3,365,767	—	39,823,102	36,387,745	—	—	(3,618,215)	75,958,399
SA JPMorgan MFS Core Bond Portfolio, Class 1	2,518,210	—	113,816,390	109,163,235	—	—	7,349,893	232,847,728
Equity Index Portfolio, Class 1	2,491,657	2,997,860	221,085,769	200,132,597	—	—	30,982,919	457,690,802
Growth-Income Portfolio, Class 1	2,307,519	6,854,081	99,292,734	107,600,325	—	—	9,509,354	225,564,013
Equity Opportunities Portfolio, Class 1	428,936	—	60,956,447	54,581,617	—	—	7,030,020	122,997,020
Davis Venture Value Portfolio, Class 1	1,103,259	15,629,614	100,210,338	90,969,362	—	—	(9,220,252)	198,692,321
Dogs of Wall Street Portfolio, Class 1	1,513,977	4,281,498	59,938,766	54,581,617	—	—	2,340,934	122,656,792
Alliance Growth Portfolio, Class 1	—	—	41,957,723	36,387,745	—	—	9,778,967	88,124,435
SunAmerica Series Trust Capital Growth Portfolio, Class 1	12,656	—	—	34,630,964	—	—	858,583	35,502,203
MFS Massachusetts Portfolio, Class 1	1,419,657	9,562,244	141,429,587	127,357,107	—	—	5,973,639	285,742,234
Real Estate Portfolio, Class 1	936,246	5,654,459	37,106,708	36,387,744	—	—	12,169,307	92,254,464
Small Company Value Portfolio, Class 1	326,396	3,260,217	61,133,014	54,581,618	—	—	(6,543,813)	112,757,432
Mid Cap Growth Portfolio, Class 1	—	2,992,616	21,569,249	18,193,873	—	—	(130,516)	42,625,222
Marsico Focused Growth, Class 1	11,536	8,962,461	83,383,428	72,775,486	—	—	3,907,366	169,040,277
Growth Opportunities Portfolio, Class 1	—	1,887,591	14,545,690	—	—	—	(1,286,941)	15,146,340
Small & Mid Cap Value Portfolio, Class 1	594,106	10,591,698	40,502,991	36,387,745	—	—	(7,523,722)	80,552,818
International Growth & Income Portfolio, Class 1	1,818,092	—	59,252,328	54,581,616	—	—	(9,519,852)	106,132,184
Global Equities Portfolio, Class 1	718,334	—	60,069,644	54,581,618	—	—	2,952,873	118,322,469
Foreign Value Portfolio, Class 1	2,081,138	—	99,626,988	90,969,362	—	—	(10,466,904)	182,210,584
Seasons Series Trust
Large Cap Growth Portfolio, Class 1	343,852	11,974,695	55,694,313	40,950,654	12,000,000	2,705,370	(4,848,143)	94,820,741
Large Cap Value Portfolio, Class 1	3,233,590	356,860	145,904,932	145,550,979	—	—	10,159,904	305,206,265
Mid Cap Growth Portfolio, Class 1	—	3,094,843	20,704,128	18,193,871	—	—	(330,808)	41,662,034
Mid Cap Value Portfolio, Class 1	652,981	6,346,669	40,482,450	36,387,745	—	—	(958,517)	82,911,328
Small Cap Growth Portfolio, Class 1	80,867	1,509,797	20,680,926	18,193,872	—	—	(700,603)	39,764,859

319

Security	Income	Capital Gain Distribution Received	Value at January 31, 2014	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2015
International Equities Portfolio, Class 1	$1,556,930	$—	$52,592,786	$54,581,617	$—	$—	$(4,782,183)	$103,949,150
Diversified Fixed Income Portfolio, Class 1	1,237,869	—	37,328,604	36,387,745	—	—	2,127,169	77,081,387
Real Return Portfolio, Class 1	—	—	20,925,980	18,193,872	—	—	790,731	39,910,583
Focus Value Portfolio, Class 1	576,248	—	59,410,769	40,950,654	12,000,000	2,853,851	3,541,611	95,333,133
Anchor Series Trust
Government & Quality Bond Portfolio, Class 1	1,715,816	—	55,929,831	54,581,617	—	—	3,635,216	115,862,480

	$35,848,362	$96,320,512	$1,981,605,092	$1,843,387,236	$24,000,000	$5,559,221	$53,235,274	$3,991,955,697

Equity Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2014	Cost of Purchases	Proceeds of Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2015
American International Group, Inc. - Common Stock	$37,041	$—	$2,867,193	$1,509,976	$152,875	$69,975	$(135,237)	$4,159,032

At January 31, 2015, the following affiliate owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Corporate Bond	SunAmerica Dynamic Allocation Portfolio	30%
	SunAmerica Dynamic Strategy Portfolio	9%
Global Bond	SunAmerica Dynamic Allocation Portfolio	15%
	SunAmerica Dynamic Strategy Portfolio	15%
High Yield Bond	SunAmerica Dynamic Allocation Portfolio	29%
	SunAmerica Dynamic Strategy Portfolio	15%
SA JPMorgan MFS Core Bond	SunAmerica Dynamic Allocation Portfolio	28%
	SunAmerica Dynamic Strategy Portfolio	12%
Equity Index	SunAmerica Dynamic Allocation Portfolio	60%
	SunAmerica Dynamic Strategy Portfolio	39%
Growth-Income	SunAmerica Dynamic Allocation Portfolio	34%
	SunAmerica Dynamic Strategy Portfolio	24%
Equity Opportunities	SunAmerica Dynamic Strategy Portfolio	48%
Davis Venture Value	SunAmerica Dynamic Strategy Portfolio	15%
Dogs of Wall Street	SunAmerica Dynamic Strategy Portfolio	42%
Alliance Growth	SunAmerica Dynamic Strategy Portfolio	19%
Capital Growth	SunAmerica Dynamic Strategy Portfolio	38%
MFS Massachusetts Investors Trust	SunAmerica Dynamic Allocation Portfolio	34%
	SunAmerica Dynamic Strategy Portfolio	25%
Fundamental Growth	SunAmerica Dynamic Allocation Portfolio	37%
Blue Chip Growth	SunAmerica Dynamic Allocation Portfolio	72%
Real Estate	SunAmerica Dynamic Allocation Portfolio	17%
	SunAmerica Dynamic Strategy Portfolio	18%
Small Company Value	SunAmerica Dynamic Allocation Portfolio	29%
	SunAmerica Dynamic Strategy Portfolio	23%
Mid-Cap Growth	SunAmerica Dynamic Allocation Portfolio	24%
	SunAmerica Dynamic Strategy Portfolio	12%
Aggressive Growth	SunAmerica Dynamic Allocation Portfolio	45%
Growth Opportunities	SunAmerica Dynamic Allocation Portfolio	25%
	SunAmerica Dynamic Strategy Portfolio	5%
Marsisco Focused Growth	SunAmerica Dynamic Strategy Portfolio	49%
Small & Mid Cap Value	SunAmerica Dynamic Strategy Portfolio	13%
International Growth and Income	SunAmerica Dynamic Allocation Portfolio	12%
	SunAmerica Dynamic Strategy Portfolio	27%

320

Portfolio	Holder	Percentage
Global Equities	SunAmerica Dynamic Allocation Portfolio	58%
	SunAmerica Dynamic Strategy Portfolio	23%
International Diversified Equities	SunAmerica Dynamic Allocation Portfolio	8%
Emerging Markets	SunAmerica Dynamic Allocation Portfolio	48%
Foreign Value	SunAmerica Dynamic Allocation Portfolio	30%
	SunAmerica Dynamic Strategy Portfolio	16%

The SunAmerica Dynamic Allocation and the SunAmerica Dynamic Strategy Portfolios (the “Dynamic Portfolios”) do not invest in funds advised by SAAMCo (each a “SAAMCo Fund” and collectively, the “SAAMCo Funds”) for the purpose of exercising management of control; however, investments by the Dynamic Portfolios within the set limits may represent a significant portion of the SAAMCo Funds’ net assets. At January 31, 2015, each Dynamic Portfolio held less than 72% of the outstanding shares of any underlying SAAMCo Fund. In addition, the Dynamic Portfolios, in aggregate, held less than 99% of the outstanding shares of any underlying SAAMCo Fund.

Note 9.  Investment Concentration

Some of the Portfolios’ may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, International Growth and Income, International Diversified Equities, Emerging Markets and Foreign Value Portfolios. The following Portfolios held the corresponding securities as of January 31, 2015: The Global Bond Portfolio had 10.9% of its net assets invested in securities domiciled in Japan. The International Growth and Income Portfolio had 22.3%, 19.2% and 12.5% of its net assets invested in securities domiciled in Japan, United Kingdom and France, respectively. The International Diversified Equities Portfolio had 29.0%, 18.9% and 14.7% of its net assets invested in equity securities of companies domiciled in United Kingdom, Japan and Switzerland, respectively. The Emerging Markets Portfolio had 19.0%, 12.2% and 12.0% of its net assets invested in equity securities domiciled in South Korea, China and Taiwan. The Foreign Value Portfolio had 15.5%, 11.5%, and 10.2% in equity securities of companies domiciled in United Kingdom, France and Germany.

The Portfolios may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA JPMorgan MFS Core Bond, Balanced, and MFS Total Return Portfolio’s concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At January 31, 2015, the Portfolios had 12.2%, 10.0% and 12.5%, respectively, of their net assets invested in such securities.

The Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Portfolio could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of January 31, 2015, the Real Estate Portfolio had 96.6% of its net assets invested in Real Estate Investment Trusts.

The Technology Portfolio invests primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A Portfolio that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of the Portfolio’s investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others. As of January 31, 2015, the Technology Portfolio had 96.0% of its net assets invested in technology companies.

The Telecom Utility Portfolio invests primarily in equity and debt securities of utility companies. Utility companies include companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television, and other communications media (but not engaged in public broadcasting). Increases in fuel and other operating costs; restrictions on operations, increased costs, and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. As of January 31, 2015, the Telecom Utility Portfolio had 84.4% of its net assets invested in utility companies.

321

Note 10.  Line of Credit

The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit, both of which are included in other expenses on the Statement of Operations. Prior to September 30, 2014, the commitment fee was 10 basis points per annum on the daily unused portion of the committed line of credit and there was no closing fee on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended January 31, 2015, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
MFS Total Return	1	$20	$525,317	1.34%
Telecom Utility	1	11	294,502	1.34
MFS Massachusetts Investors Trust	2	103	1,339,717	1.39
Real Estate	17	6,353	9,819,188	1.36
Growth Opportunities	6	203	876,654	1.39
Small & Mid- Cap Value	13	2,607	5,217,044	1.36
International Growth and Income	3	438	3,803,490	1.37
Global Equities	4	1,352	9,082,494	1.34

At January 31, 2015, there were no borrowings outstanding.

Note 11.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended January 31, 2015, none of the Portfolios participated in this program.

Note 12.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended January 31, 2015, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
Corporate Bond	$2,407,738	$419,063	$(30,938)
SA JPMorgan MFS Core Bond	423,354,938	134,993,583	502,086
MFS Total Return	59,839	958,677	397,162
Telecom Utility	7,193	299,902	91,232
Equity Opportunities	195,520	586,865	124,525
Capital Growth	144,948	23,544	1,749
MFS Massachusetts Investors Trust	468,120	1,589,067	229,655
Blue Chip Growth	1,925,669	—	—
Growth Opportunities	54,420	293,596	(23,338)
Marsico Focused Growth	847,122	—	—

Note 13.  Subsequent Events

On December 11, 2014, the Board approved, a proposed Agreement and Plan of Reorganization pursuant to which the Seasons Series Trust Cash Management Portfolio would transfer all of its assets to the SunAmerica Series Trust Cash Management Portfolio, in exchange solely for the assumption of Seasons Series Trust Cash Management Portfolio’s liabilities by the SunAmerica Series Trust Cash Management Portfolio and Class 1, Class 2 and Class 3 shares of the SunAmerica Series Trust Cash Management Portfolio, which shares would be distributed by Seasons Series Trust Cash Management Portfolio to the holders of its shares in complete liquidation thereof (“the Reorganization”). The closing of the Reorganization occurred on March 9, 2015.

322

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Cash Management Portfolio — Class 1
01/31/11	$10.69	$(0.03)	$0.01	$(0.02)	$—	$—	$—	$10.67	(0.19)%	$138,751	0.52%		(0.26)%		—%
01/31/12	10.67	(0.03)	0.00	(0.03)	—	—	—	10.64	(0.28)	112,296	0.51		(0.27)		—
01/31/13	10.64	(0.03)	0.00	(0.03)	—	—	—	10.61	(0.28)	87,619	0.51	(1)	(0.25	)(1)	—
01/31/14	10.61	(0.03)	(0.00)	(0.03)	—	—	—	10.58	(0.28)	79,418	0.45	(1)	(0.27	)(1)	—
01/31/15	10.58	(0.03)	0.01	(0.02)	—	—	—	10.56	(0.19)	72,581	0.45	(1)	(0.28	)(1)	—

Cash Management Portfolio — Class 2
01/31/11	10.67	(0.04)	0.00	(0.04)	—	—	—	10.63	(0.37)	27,953	0.67		(0.41)		—
01/31/12	10.63	(0.05)	0.01	(0.04)	—	—	—	10.59	(0.38)	23,268	0.66		(0.42)		—
01/31/13	10.59	(0.04)	0.00	(0.04)	—	—	—	10.55	(0.38)	18,812	0.66	(1)	(0.40	)(1)	—
01/31/14	10.55	(0.04)	(0.01)	(0.05)	—	—	—	10.50	(0.47)	16,899	0.60	(1)	(0.42	)(1)	—
01/31/15	10.50	(0.04)	0.00	(0.04)	—	—	—	10.46	(0.38)	13,803	0.60	(1)	(0.43	)(1)	—

Cash Management Portfolio — Class 3
01/31/11	10.66	(0.05)	(0.01)	(0.06)	—	—	—	10.60	(0.56)	196,908	0.77		(0.51)		—
01/31/12	10.60	(0.06)	0.01	(0.05)	—	—	—	10.55	(0.47)	193,277	0.76		(0.52)		—
01/31/13	10.55	(0.05)	0.00	(0.05)	—	—	—	10.50	(0.47)	177,775	0.76	(1)	(0.50	)(1)	—
01/31/14	10.50	(0.05)	(0.01)	(0.06)	—	—	—	10.44	(0.57)	187,750	0.70	(1)	(0.52	)(1)	—
01/31/15	10.44	(0.05)	0.00	(0.05)	—	—	—	10.39	(0.48)	169,945	0.70	(1)	(0.53	)(1)	—

Corporate Bond Portfolio — Class 1
01/31/11	13.15	0.88	0.44	1.32	(0.89)	—	(0.89)	13.58	10.04	238,501	0.59		6.44		29
01/31/12	13.58	0.82	0.19	1.01	(0.91)	(0.07)	(0.98)	13.61	7.84	214,284	0.58		5.95		28
01/31/13	13.61	0.73	0.46	1.19	(0.76)	(0.14)	(0.90)	13.90	8.84	294,283	0.57		5.26		20
01/31/14	13.90	0.62	(0.25)	0.37	(0.61)	(0.17)	(0.78)	13.49	2.81	526,339	0.56		4.67		14
01/31/15	13.49	0.59	0.27	0.86	(0.50)	(0.04)	(0.54)	13.81	6.47	831,572	0.55		4.31		12

Corporate Bond Portfolio — Class 2
01/31/11	13.13	0.86	0.43	1.29	(0.87)	—	(0.87)	13.55	9.82	45,842	0.74		6.29		29
01/31/12	13.55	0.80	0.19	0.99	(0.88)	(0.07)	(0.95)	13.59	7.72	39,144	0.73		5.80		28
01/31/13	13.59	0.72	0.45	1.17	(0.74)	(0.14)	(0.88)	13.88	8.68	36,825	0.72		5.15		20
01/31/14	13.88	0.63	(0.28)	0.35	(0.59)	(0.17)	(0.76)	13.47	2.63	31,387	0.71		4.54		14
01/31/15	13.47	0.58	0.26	0.84	(0.48)	(0.04)	(0.52)	13.79	6.29	28,786	0.70		4.19		12

Corporate Bond Portfolio — Class 3
01/31/11	13.10	0.83	0.44	1.27	(0.86)	—	(0.86)	13.51	9.70	742,538	0.84		6.18		29
01/31/12	13.51	0.77	0.22	0.99	(0.88)	(0.07)	(0.95)	13.55	7.69	799,913	0.83		5.69		28
01/31/13	13.55	0.70	0.44	1.14	(0.73)	(0.14)	(0.87)	13.82	8.48	850,623	0.82		5.04		20
01/31/14	13.82	0.60	(0.26)	0.34	(0.58)	(0.17)	(0.75)	13.41	2.57	896,610	0.81		4.43		14
01/31/15	13.41	0.56	0.26	0.82	(0.47)	(0.04)	(0.51)	13.72	6.17	900,946	0.80		4.08		12

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
	1/13	1/14	1/15	1/13	1/14	1/15
Cash Management Class 1	0.52%	0.51%	0.50%	(0.26)%	(0.33)%	(0.33)%
Cash Management Class 2	0.67	0.66	0.65	(0.41)	(0.48)	(0.48)
Cash Management Class 3	0.77	0.76	0.75	(0.51)	(0.58)	(0.58)

See Notes to Financial Statements

323

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover

Global Bond Portfolio — Class 1
01/31/11	$12.33	$0.26	$0.43	$0.69	$(0.53)	$(0.24)	$(0.77)	$12.25	5.34%	$82,254	0.74%	2.07%	98%
01/31/12	12.25	0.24	0.65	0.89	(0.29)	(0.18)	(0.47)	12.67	7.38	75,908	0.72	1.90	155
01/31/13	12.67	0.18	(0.04)	0.14	(0.73)	(0.48)	(1.21)	11.60	0.81 (1)	86,830	0.72	1.49	226
01/31/14	11.60	0.15	(0.25)	(0.10)	(0.13)	(0.10)	(0.23)	11.27	(0.83)	140,303	0.71	1.37	222
01/31/15	11.27	0.14	(0.38)	(0.24)	—	—	—	11.03	(2.13)	189,565	0.70	1.25	69

Global Bond Portfolio — Class 2
01/31/11	12.26	0.24	0.43	0.67	(0.51)	(0.24)	(0.75)	12.18	5.21	16,784	0.89	1.92	98
01/31/12	12.18	0.22	0.64	0.86	(0.27)	(0.18)	(0.45)	12.59	7.16	14,388	0.87	1.77	155
01/31/13	12.59	0.17	(0.04)	0.13	(0.71)	(0.48)	(1.19)	11.53	0.72 (1)	12,503	0.87	1.34	226
01/31/14	11.53	0.13	(0.25)	(0.12)	(0.11)	(0.10)	(0.21)	11.20	(1.02)	10,753	0.86	1.19	222
01/31/15	11.20	0.13	(0.38)	(0.25)	—	—	—	10.95	(2.23)	8,839	0.85	1.12	69

Global Bond Portfolio — Class 3
01/31/11	12.22	0.22	0.44	0.66	(0.51)	(0.24)	(0.75)	12.13	5.09	190,660	0.99	1.82	98
01/31/12	12.13	0.20	0.65	0.85	(0.27)	(0.18)	(0.45)	12.53	7.06	229,351	0.97	1.63	155
01/31/13	12.53	0.15	(0.04)	0.11	(0.70)	(0.48)	(1.18)	11.46	0.60 (1)	247,406	0.97	1.24	226
01/31/14	11.46	0.12	(0.24)	(0.12)	(0.11)	(0.10)	(0.21)	11.13	(1.07)	275,388	0.96	1.10	222
01/31/15	11.13	0.11	(0.38)	(0.27)	—	—	—	10.86	(2.43)	274,670	0.95	1.01	69

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

324

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

High-Yield Bond Portfolio — Class 1
01/31/11	$5.49	$0.46	$0.40	$0.86	$(0.57)	$—	$(0.57)	$5.78	16.15	%(2)	$120,149	0.73%		8.13%		110%
01/31/12	5.78	0.43	(0.19)	0.24	(0.50)	—	(0.50)	5.52	4.85		101,784	0.72		7.51		79
01/31/13	5.52	0.40	0.44	0.84	(0.38)	—	(0.38)	5.98	15.49		121,315	0.69		7.03		108
01/31/14	5.98	0.37	0.03	0.40	(0.34)	—	(0.34)	6.04	6.83		222,289	0.66		6.29		85
01/31/15	6.04	0.35	(0.29)	0.06	(0.31)	—	(0.31)	5.79	0.99		288,427	0.65		5.82		71

High-Yield Bond Portfolio — Class 2
01/31/11	5.48	0.46	0.38	0.84	(0.56)	—	(0.56)	5.76	15.80	(2)	22,606	0.88		8.00		110
01/31/12	5.76	0.42	(0.18)	0.24	(0.49)	—	(0.49)	5.51	4.85		18,941	0.87		7.37		79
01/31/13	5.51	0.40	0.43	0.83	(0.37)	—	(0.37)	5.97	15.32		18,353	0.84		6.89		108
01/31/14	5.97	0.38	0.01	0.39	(0.33)	—	(0.33)	6.03	6.66		16,144	0.82		6.18		85
01/31/15	6.03	0.35	(0.30)	0.05	(0.30)	—	(0.30)	5.78	0.81		12,841	0.80		5.68		71

High-Yield Bond Portfolio — Class 3
01/31/11	5.47	0.45	0.39	0.84	(0.56)	—	(0.56)	5.75	15.78	(2)	150,777	0.98		7.88		110
01/31/12	5.75	0.41	(0.17)	0.24	(0.49)	—	(0.49)	5.50	4.80		169,295	0.97		7.21		79
01/31/13	5.50	0.39	0.42	0.81	(0.36)	—	(0.36)	5.95	15.13		201,405	0.94		6.78		108
01/31/14	5.95	0.37	0.00	0.37	(0.32)	—	(0.32)	6.00	6.43		197,270	0.92		6.07		85
01/31/15	6.00	0.34	(0.29)	0.05	(0.30)	—	(0.30)	5.75	0.73		190,077	0.90		5.57		71

SA JPMorgan MFS Core Bond Portfolio@ — Class 1
01/31/11	8.56	0.21	0.18	0.39	(0.24)	—	(0.24)	8.71	4.50		125,024	0.67		2.35		289
01/31/12	8.71	0.23	0.46	0.69	(0.14)	(0.11)	(0.25)	9.15	7.96		130,310	0.66		2.57		147
01/31/13	9.15	0.15	0.31	0.46	(0.30)	(0.06)	(0.36)	9.25	4.98		240,184	0.65		1.67		163
01/31/14	9.25	0.12	(0.28)	(0.16)	(0.13)	(0.12)	(0.25)	8.84	(1.78)		548,331	0.65		1.43		227
01/31/15	8.84	0.14	0.34	0.48	(0.12)	—	(0.12)	9.20	5.43		852,919	0.64	(1)	1.56	(1)	305

SA JPMorgan MFS Core Bond Portfolio@ — Class 2
01/31/11	8.52	0.19	0.19	0.38	(0.23)	—	(0.23)	8.67	4.38		24,816	0.82		2.20		289
01/31/12	8.67	0.22	0.44	0.66	(0.12)	(0.11)	(0.23)	9.10	7.72		22,925	0.81		2.42		147
01/31/13	9.10	0.15	0.29	0.44	(0.28)	(0.06)	(0.34)	9.20	4.86		24,233	0.80		1.59		163
01/31/14	9.20	0.12	(0.30)	(0.18)	(0.11)	(0.12)	(0.23)	8.79	(1.97)		18,704	0.80		1.28		227
01/31/15	8.79	0.13	0.34	0.47	(0.10)	—	(0.10)	9.16	5.37		15,129	0.79	(1)	1.49	(1)	305

SA JPMorgan MFS Core Bond Portfolio@ — Class 3
01/31/11	8.50	0.18	0.18	0.36	(0.22)	—	(0.22)	8.64	4.18		493,783	0.92		2.09		289
01/31/12	8.64	0.20	0.46	0.66	(0.12)	(0.11)	(0.23)	9.07	7.65		753,735	0.91		2.33		147
01/31/13	9.07	0.14	0.30	0.44	(0.28)	(0.06)	(0.34)	9.17	4.84		948,294	0.90		1.48		163
01/31/14	9.17	0.10	(0.29)	(0.19)	(0.11)	(0.12)	(0.23)	8.75	(2.12)		1,019,174	0.90		1.18		227
01/31/15	8.75	0.12	0.34	0.46	(0.10)	—	(0.10)	9.11	5.23		1,004,578	0.89	(1)	1.36	(1)	305

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
@	See Note 1
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses	Net Investment Income (Loss)
	1/15	1/15
SA JPMorgan MFS Core Bond Class 1	0.64%	1.56%
SA JPMorgan MFS Core Bond Class 2	0.79	1.49
SA JPMorgan MFS Core Bond Class 3	0.89	1.36

(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

325

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Balanced Portfolio — Class 1
01/31/11	$12.83	$0.25	$1.74	$1.99	$(0.27)	$—	$(0.27)	$14.55	15.62%	$95,033	0.83%	1.79%	104%
01/31/12	14.55	0.24	0.50	0.74	(0.27)	—	(0.27)	15.02	5.21	85,104	0.83	1.61	127
01/31/13	15.02	0.28	1.47	1.75	(0.22)	—	(0.22)	16.55	11.71	83,106	0.81	1.79	105
01/31/14	16.55	0.26	2.13	2.39	(0.27)	—	(0.27)	18.67	14.51	89,077	0.78	1.47	106
01/31/15	18.67	0.34	1.85	2.19	(0.28)	—	(0.28)	20.58	11.83	87,892	0.73	1.71	68
Balanced Portfolio — Class 2
01/31/11	12.82	0.23	1.74	1.97	(0.25)	—	(0.25)	14.54	15.49	11,255	0.98	1.64	104
01/31/12	14.54	0.22	0.49	0.71	(0.25)	—	(0.25)	15.00	4.99	9,492	0.98	1.47	127
01/31/13	15.00	0.26	1.47	1.73	(0.20)	—	(0.20)	16.53	11.57	9,288	0.96	1.64	105
01/31/14	16.53	0.24	2.12	2.36	(0.25)	—	(0.25)	18.64	14.32	10,981	0.93	1.32	106
01/31/15	18.64	0.31	1.85	2.16	(0.26)	—	(0.26)	20.54	11.64	11,458	0.88	1.57	68
Balanced Portfolio — Class 3
01/31/11	12.80	0.20	1.76	1.96	(0.24)	—	(0.24)	14.52	15.42	31,514	1.08	1.51	104
01/31/12	14.52	0.20	0.49	0.69	(0.23)	—	(0.23)	14.98	4.90	45,154	1.08	1.36	127
01/31/13	14.98	0.24	1.46	1.70	(0.18)	—	(0.18)	16.50	11.42	82,822	1.06	1.52	105
01/31/14	16.50	0.21	2.13	2.34	(0.24)	—	(0.24)	18.60	14.24	107,687	1.03	1.21	106
01/31/15	18.60	0.29	1.84	2.13	(0.24)	—	(0.24)	20.49	11.53	125,451	0.98	1.47	68

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15
Balanced Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Balanced Class 2	0.00	0.00	0.00	0.00	0.00
Balanced Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

326

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
MFS Total Return Portfolio — Class 1
01/31/11	$13.54	$0.34	$1.35	$1.69	$(0.42)	$—	$(0.42)	$14.81	12.62%	$330,082	0.72%	2.37%	31%
01/31/12	14.81	0.37	0.12	0.49	(0.41)	—	(0.41)	14.89	3.48	277,370	0.71	2.46	18
01/31/13	14.89	0.36	1.43	1.79	(0.44)	—	(0.44)	16.24	12.13	259,727	0.71	2.29	23
01/31/14	16.24	0.35	1.72	2.07	(0.42)	—	(0.42)	17.89	12.81	250,645	0.70	2.00	44
01/31/15	17.89	0.42	1.17	1.59	(0.41)	—	(0.41)	19.07	8.96	233,620	0.69	2.21	31
MFS Total Return Portfolio — Class 2
01/31/11	13.52	0.32	1.35	1.67	(0.40)	—	(0.40)	14.79	12.46	57,793	0.87	2.22	31
01/31/12	14.79	0.34	0.12	0.46	(0.38)	—	(0.38)	14.87	3.29	48,757	0.86	2.31	18
01/31/13	14.87	0.33	1.44	1.77	(0.41)	—	(0.41)	16.23	12.02	45,408	0.86	2.14	23
01/31/14	16.23	0.33	1.71	2.04	(0.39)	—	(0.39)	17.88	12.63	41,859	0.85	1.85	44
01/31/15	17.88	0.39	1.17	1.56	(0.38)	—	(0.38)	19.06	8.78	37,921	0.84	2.06	31
MFS Total Return Portfolio — Class 3
01/31/11	13.50	0.30	1.36	1.66	(0.39)	—	(0.39)	14.77	12.39	365,072	0.97	2.12	31
01/31/12	14.77	0.33	0.12	0.45	(0.37)	—	(0.37)	14.85	3.19	326,242	0.96	2.21	18
01/31/13	14.85	0.32	1.42	1.74	(0.39)	—	(0.39)	16.20	11.87	334,939	0.96	2.04	23
01/31/14	16.20	0.31	1.70	2.01	(0.37)	—	(0.37)	17.84	12.51	351,335	0.95	1.75	44
01/31/15	17.84	0.37	1.17	1.54	(0.36)	—	(0.36)	19.02	8.70	339,088	0.94	1.95	31

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15
MFS Total Return Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
MFS Total Return Class 2	0.00	0.00	0.00	0.00	0.00
MFS Total Return Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

327

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SunAmerica Dynamic Allocation Portfolio — Class 3
01/23/12#- 01/31/12	$10.00	$(0.01)	$0.07	$0.06	$—	$—	$—	$10.06	0.60%		$21,444	0.55	%(1)†	(0.34	)%(1)†	0%
01/31/13	10.06	0.14	0.79	0.93	(0.09)	—	(0.09)	10.90	9.32		2,192,952	0.54	(1)	1.42	(1)	15
01/31/14	10.90	0.11	1.10	1.21	—	(0.02)	(0.02)	12.09	11.07		5,837,927	0.49		0.94		10
01/31/15	12.09	0.12	0.59	0.71	(0.07)	(0.09)	(0.16)	12.64	5.87		9,425,867	0.48		0.86		13

SunAmerica Dynamic Strategy Portfolio — Class 3
07/16/12#- 01/31/13	10.00	0.10	0.72	0.82	(0.08)	(0.01)	(0.09)	10.73	8.22		289,764	0.55	(1)†	1.95	(1)†	27
01/31/14	10.73	0.12	1.08	1.20	—	(0.00)	(0.00)	11.93	11.22		2,429,480	0.52	(1)	1.13	(1)	8
01/31/15	11.93	0.10	0.56	0.66	(0.05)	(0.00)	(0.05)	12.54	5.55		4,943,613	0.50		0.82		8

VCP Total Return BalancedSM Portfolio — Class 3
05/01/13#-01/31/14	10.00	(0.04)	0.73	0.69	(0.06)	(0.29)	(0.35)	10.34	6.89		73,541	1.16	(1)†	(0.62	)(1)†	46
01/31/15	10.34	(0.05)	0.72	0.67	—	(0.39)	(0.39)	10.62	6.46		222,442	1.16	(1)	(0.49	)(1)	55

VCPSM Value Portfolio — Class 3
05/01/13#-01/31/14	10.00	0.04	0.85	0.89	(0.03)	(0.01)	(0.04)	10.85	8.89	(3)	76,672	1.23	(1)†	0.54	(1)†	52
01/31/15	10.85	0.10	0.74	0.84	(0.11)	(0.17)	(0.28)	11.41	7.74		237,408	1.23	(1)(2)	0.89	(1)(2)	114

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income (Loss)
	1/12		1/13		1/14		1/15	1/12		1/13		1/14		1/15
SunAmerica Dynamic Allocation Class 3	10.18	%†	0.53%		—%		—%	(9.97	)%†	1.42%		—%		—%
SunAmerica Dynamic Strategy Class 3	—		0.62	†	0.52		—	—		1.88	†	1.13		—
VCP Total Return BalancedSM Class 3	—		—		1.63	†	1.22	—		—		(1.09	)†	(0.54)
VCPSM Value Class 3	—		—		1.71	†	1.27	—		—		0.06	†	0.86

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

1/15
VCPSM Value Class 3	0.00%
(3)	The Portfolio’s performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

328

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Telecom Utility Portfolio — Class 1
01/31/11	$9.22	$0.31	$1.64	$1.95	$(0.29)	$—	$(0.29)	$10.88	21.40%		$23,542	1.15	%(2)	3.08	%(2)	53%
01/31/12	10.88	0.37	0.15	0.52	(0.27)	—	(0.27)	11.13	4.87		22,471	1.17	(2)	3.25	(2)	51
01/31/13	11.13	0.33	1.57	1.90	(0.42)	—	(0.42)	12.61	17.25		22,331	1.16	(2)	2.78	(2)	52
01/31/14	12.61	0.38	1.53	1.91	(0.33)	—	(0.33)	14.19	15.25		22,341	1.08	(2)	2.76	(2)	45
01/31/15	14.19	0.41	1.20	1.61	(0.43)	—	(0.43)	15.37	11.41		22,214	0.95	(2)	2.59	(2)	43

Telecom Utility Portfolio — Class 2
01/31/11	9.21	0.29	1.66	1.95	(0.28)	—	(0.28)	10.88	21.33		3,236	1.30	(2)	2.95	(2)	53
01/31/12	10.88	0.35	0.14	0.49	(0.25)	—	(0.25)	11.12	4.64		3,116	1.32	(2)	3.12	(2)	51
01/31/13	11.12	0.31	1.57	1.88	(0.40)	—	(0.40)	12.60	17.08		2,901	1.31	(2)	2.63	(2)	52
01/31/14	12.60	0.36	1.53	1.89	(0.31)	—	(0.31)	14.18	15.06		2,418	1.23	(2)	2.63	(2)	45
01/31/15	14.18	0.38	1.21	1.59	(0.38)	—	(0.38)	15.39	11.28		2,481	1.10	(2)	2.44	(2)	43

Telecom Utility Portfolio — Class 3
01/31/11	9.20	0.28	1.65	1.93	(0.27)	—	(0.27)	10.86	21.20		11,500	1.40	(2)	2.80	(2)	53
01/31/12	10.86	0.30	0.18	0.48	(0.24)	—	(0.24)	11.10	4.55		20,437	1.42	(2)	2.76	(2)	51
01/31/13	11.10	0.30	1.56	1.86	(0.40)	—	(0.40)	12.56	16.93		24,076	1.41	(2)	2.53	(2)	52
01/31/14	12.56	0.34	1.53	1.87	(0.30)	—	(0.30)	14.13	14.97		26,653	1.32	(2)	2.49	(2)	45
01/31/15	14.13	0.35	1.21	1.56	(0.37)	—	(0.37)	15.32	11.10		30,289	1.20	(2)	2.28	(2)	43

Equity Index Portfolio — Class 1
01/31/11	9.00	0.14	1.80	1.94	(0.16)	—	(0.16)	10.78	21.76		18,563	0.55	(1)	1.46	(1)	22
01/31/12	10.78	0.16	0.22	0.38	(0.17)	—	(0.17)	10.99	3.66		18,485	0.55	(1)	1.52	(1)	32
01/31/13	10.99	0.19	1.53	1.72	(0.02)	—	(0.02)	12.69	15.68	(3)	222,477	0.55	(1)	1.70	(1)	85
01/31/14	12.69	0.20	2.43	2.63	(0.05)	—	(0.05)	15.27	20.72		715,800	0.47	(1)	1.46	(1)	58
01/31/15	15.27	0.25	1.82	2.07	(0.11)	(0.13)	(0.24)	17.10	13.62		1,174,316	0.44	(1)	1.50	(1)	38

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/11	1/12	1/13	1/14	1/15	1/11	1/12	1/13	1/14	1/15
Equity Index Class 1	0.88%	1.06%	0.58%	0.45%	0.45%	1.13%	1.01%	1.67%	1.48%	1.54%
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15
Telecom Utility Class 1	0.01%	0.00%	0.00%	0.01%	0.01%
Telecom Utility Class 2	0.01	0.00	0.00	0.01	0.01
Telecom Utility Class 3	0.01	0.00	0.00	0.01	0.01
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

329

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Growth-Income Portfolio — Class 1
01/31/11	$16.98	$0.18	$2.87	$3.05	$(0.17)	$—	$(0.17)	$19.86	18.08%		$194,380	0.74	%(1)	0.97	%(1)	129%
01/31/12	19.86	0.53	1.60	2.13	(0.20)	—	(0.20)	21.79	10.83		180,705	0.73	(1)	2.51	(1)	49
01/31/13	21.79	0.63	2.89	3.52	(0.41)	(0.21)	(0.62)	24.69	16.31		263,339	0.69	(1)	2.74	(1)	34
01/31/14	24.69	0.57	4.35	4.92	(0.42)	(0.52)	(0.94)	28.67	20.08		472,564	0.64	(1)	2.08	(1)	28
01/31/15	28.67	0.68	3.51	4.19	(0.40)	(1.19)	(1.59)	31.27	14.94		727,505	0.60	(1)	2.20	(1)	20

Growth-Income Portfolio — Class 2
01/31/11	16.97	0.15	2.87	3.02	(0.15)	—	(0.15)	19.84	17.88		11,910	0.89	(1)	0.82	(1)	129
01/31/12	19.84	0.49	1.61	2.10	(0.17)	—	(0.17)	21.77	10.69		11,423	0.88	(1)	2.35	(1)	49
01/31/13	21.77	0.60	2.88	3.48	(0.38)	(0.21)	(0.59)	24.66	16.13		11,546	0.85	(1)	2.59	(1)	34
01/31/14	24.66	0.55	4.32	4.87	(0.38)	(0.52)	(0.90)	28.63	19.89		12,292	0.79	(1)	1.98	(1)	28
01/31/15	28.63	0.65	3.49	4.14	(0.35)	(1.19)	(1.54)	31.23	14.78		11,573	0.75	(1)	2.06	(1)	20

Growth-Income Portfolio — Class 3
01/31/11	16.96	0.13	2.88	3.01	(0.14)	—	(0.14)	19.83	17.79		20,709	0.99	(1)	0.74	(1)	129
01/31/12	19.83	0.43	1.64	2.07	(0.15)	—	(0.15)	21.75	10.54		67,491	0.97	(1)	2.16	(1)	49
01/31/13	21.75	0.57	2.88	3.45	(0.36)	(0.21)	(0.57)	24.63	16.01		107,051	0.94	(1)	2.48	(1)	34
01/31/14	24.63	0.51	4.33	4.84	(0.38)	(0.52)	(0.90)	28.57	19.78		164,406	0.89	(1)	1.85	(1)	28
01/31/15	28.57	0.61	3.49	4.10	(0.35)	(1.19)	(1.54)	31.13	14.65		201,697	0.85	(1)	1.96	(1)	20

Equity Opportunities Portfolio — Class 1
01/31/11	9.69	0.08	2.04	2.12	(0.08)	—	(0.08)	11.73	21.90		57,586	0.90		0.73		49
01/31/12	11.73	0.08	0.30	0.38	(0.07)	—	(0.07)	12.04	3.28		48,195	0.91		0.70		36
01/31/13	12.04	0.12	1.91	2.03	(0.13)	—	(0.13)	13.94	16.87	(2)	55,236	0.91		0.92		53
01/31/14	13.94	0.11	2.86	2.97	(0.09)	—	(0.09)	16.82	21.33		110,533	0.86		0.69		61
01/31/15	16.82	0.15	1.65	1.80	(0.07)	—	(0.07)	18.55	10.74		170,420	0.82		0.81		54

Equity Opportunities Portfolio — Class 2
01/31/11	9.68	0.06	2.03	2.09	(0.06)	—	(0.06)	11.71	21.64		8,364	1.05		0.58		49
01/31/12	11.71	0.06	0.31	0.37	(0.05)	—	(0.05)	12.03	3.18		6,703	1.06		0.55		36
01/31/13	12.03	0.10	1.90	2.00	(0.10)	—	(0.10)	13.93	16.69	(2)	6,373	1.06		0.77		53
01/31/14	13.93	0.09	2.85	2.94	(0.07)	—	(0.07)	16.80	21.13		6,217	1.02		0.57		61
01/31/15	16.80	0.12	1.65	1.77	(0.05)	—	(0.05)	18.52	10.55		5,759	0.97		0.66		54

Equity Opportunities Portfolio — Class 3
01/31/11	9.66	0.05	2.03	2.08	(0.05)	—	(0.05)	11.69	21.57		34,010	1.15		0.48		49
01/31/12	11.69	0.05	0.31	0.36	(0.04)	—	(0.04)	12.01	3.07		29,537	1.16		0.45		36
01/31/13	12.01	0.09	1.89	1.98	(0.09)	—	(0.09)	13.90	16.55	(2)	34,190	1.16		0.68		53
01/31/14	13.90	0.07	2.86	2.93	(0.06)	—	(0.06)	16.77	21.07		61,787	1.11		0.44		61
01/31/15	16.77	0.10	1.65	1.75	(0.04)	—	(0.04)	18.48	10.42		79,979	1.07		0.56		54

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15
Growth-Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Growth-Income Class 2	0.00	0.00	0.00	0.00	0.00
Growth-Income Class 3	0.00	0.00	0.00	0.00	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

330

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

Davis Venture Value Portfolio — Class 1
01/31/11	$20.08	$0.18	$3.42	$3.60	$(0.16)	$—	$(0.16)	$23.52	18.01%	$684,524	0.79	%(1)	0.86	%(1)	11%
01/31/12	23.52	0.23	(0.53)	(0.30)	(0.31)	—	(0.31)	22.91	(1.16)	552,275	0.78	(1)	1.01	(1)	13
01/31/13	22.91	0.33	2.83	3.16	(0.19)	(1.41)	(1.60)	24.47	14.31	539,107	0.78	(1)	1.41	(1)	13
01/31/14	24.47	0.18	4.78	4.96	(0.33)	(1.63)	(1.96)	27.47	20.63	638,286	0.76	(1)	0.67	(1)	13
01/31/15	27.47	0.14	1.83	1.97	(0.19)	(2.68)	(2.87)	26.57	7.52	688,896	0.75	(1)	0.49	(1)	28

Davis Venture Value Portfolio — Class 2
01/31/11	20.06	0.15	3.41	3.56	(0.14)	—	(0.14)	23.48	17.78	94,096	0.94	(1)	0.71	(1)	11
01/31/12	23.48	0.20	(0.52)	(0.32)	(0.27)	—	(0.27)	22.89	(1.27)	75,904	0.93	(1)	0.86	(1)	13
01/31/13	22.89	0.30	2.82	3.12	(0.15)	(1.41)	(1.56)	24.45	14.12	71,683	0.93	(1)	1.26	(1)	13
01/31/14	24.45	0.14	4.77	4.91	(0.29)	(1.63)	(1.92)	27.44	20.41	68,823	0.91	(1)	0.51	(1)	13
01/31/15	27.44	0.10	1.83	1.93	(0.14)	(2.68)	(2.82)	26.55	7.38	61,129	0.90	(1)	0.35	(1)	28

Davis Venture Value Portfolio — Class 3
01/31/11	20.02	0.13	3.41	3.54	(0.12)	—	(0.12)	23.44	17.72	633,248	1.04	(1)	0.61	(1)	11
01/31/12	23.44	0.17	(0.52)	(0.35)	(0.25)	—	(0.25)	22.84	(1.37)	607,474	1.03	(1)	0.75	(1)	13
01/31/13	22.84	0.27	2.82	3.09	(0.13)	(1.41)	(1.54)	24.39	14.02	628,026	1.03	(1)	1.17	(1)	13
01/31/14	24.39	0.11	4.75	4.86	(0.26)	(1.63)	(1.89)	27.36	20.28	615,428	1.01	(1)	0.41	(1)	13
01/31/15	27.36	0.07	1.82	1.89	(0.11)	(2.68)	(2.79)	26.46	7.26	583,624	1.00	(1)	0.25	(1)	28

“Dogs” of Wall Street Portfolio — Class 1
01/31/11	6.66	0.21	1.03	1.24	(0.21)	—	(0.21)	7.69	18.71	26,724	0.78		2.84		45
01/31/12	7.69	0.23	1.00	1.23	(0.19)	—	(0.19)	8.73	16.15	30,404	0.74		2.80		56
01/31/13	8.73	0.26	1.22	1.48	(0.20)	—	(0.20)	10.01	17.04	38,148	0.72		2.83		68
01/31/14	10.01	0.29	2.16	2.45	(0.17)	—	(0.17)	12.29	24.56	95,864	0.68		2.49		50
01/31/15	12.29	0.32	1.11	1.43	(0.19)	(0.55)	(0.74)	12.98	11.84	156,928	0.66		2.42		46

“Dogs” of Wall Street Portfolio — Class 2
01/31/11	6.66	0.20	1.02	1.22	(0.20)	—	(0.20)	7.68	18.38	7,429	0.93		2.70		45
01/31/12	7.68	0.22	0.99	1.21	(0.17)	—	(0.17)	8.72	16.01	7,287	0.89		2.65		56
01/31/13	8.72	0.25	1.20	1.45	(0.18)	—	(0.18)	9.99	16.79	7,396	0.87		2.67		68
01/31/14	9.99	0.28	2.16	2.44	(0.16)	—	(0.16)	12.27	24.46	8,484	0.83		2.36		50
01/31/15	12.27	0.30	1.10	1.40	(0.17)	(0.55)	(0.72)	12.95	11.60	7,347	0.81		2.28		46

“Dogs” of Wall Street Portfolio — Class 3
01/31/11	6.65	0.18	1.03	1.21	(0.20)	—	(0.20)	7.66	18.24	25,784	1.03		2.57		45
01/31/12	7.66	0.21	1.00	1.21	(0.17)	—	(0.17)	8.70	15.95	41,070	0.99		2.55		56
01/31/13	8.70	0.24	1.21	1.45	(0.18)	—	(0.18)	9.97	16.73	59,487	0.97		2.58		68
01/31/14	9.97	0.26	2.16	2.42	(0.16)	—	(0.16)	12.23	24.29	101,665	0.93		2.25		50
01/31/15	12.23	0.28	1.10	1.38	(0.17)	(0.55)	(0.72)	12.89	11.46	126,193	0.91		2.17		46

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15
Davis Venture Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Davis Venture Value Class 2	0.00	0.00	0.00	0.00	0.00
Davis Venture Value Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

331

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Alliance Growth Portfolio — Class 1
01/31/11	$19.66	$0.10	$4.04	$4.14	$(0.18)	$—	$(0.18)	$23.62	21.16%	$260,478	0.70%	0.48%	87%
01/31/12	23.62	0.11	0.64	0.75	(0.12)	—	(0.12)	24.25	3.21	225,882	0.69	0.48	94
01/31/13	24.25	0.08	3.00	3.08	(0.13)	—	(0.13)	27.20	12.71	221,469	0.69	0.29	92
01/31/14	27.20	0.02	7.20	7.22	(0.09)	—	(0.09)	34.33	26.55	270,895	0.67	0.04	63
01/31/15	34.33	0.08	5.73	5.81	—	—	—	40.14	16.92	319,922	0.66	0.20	67

Alliance Growth Portfolio — Class 2
01/31/11	19.61	0.07	4.03	4.10	(0.15)	—	(0.15)	23.56	21.00	31,388	0.85	0.33	87
01/31/12	23.56	0.08	0.63	0.71	(0.08)	—	(0.08)	24.19	3.03	26,532	0.84	0.33	94
01/31/13	24.19	0.04	2.99	3.03	(0.08)	—	(0.08)	27.14	12.56	24,216	0.84	0.15	92
01/31/14	27.14	(0.03)	7.20	7.17	(0.04)	—	(0.04)	34.27	26.41	23,204	0.83	(0.10)	63
01/31/15	34.27	0.02	5.72	5.74	—	—	—	40.01	16.75	22,447	0.81	0.06	67

Alliance Growth Portfolio — Class 3
01/31/11	19.53	0.05	4.00	4.05	(0.13)	—	(0.13)	23.45	20.83	155,349	0.95	0.23	87
01/31/12	23.45	0.05	0.64	0.69	(0.05)	—	(0.05)	24.09	2.97	132,588	0.94	0.23	94
01/31/13	24.09	0.01	2.98	2.99	(0.06)	—	(0.06)	27.02	12.41	126,025	0.94	0.04	92
01/31/14	27.02	(0.06)	7.16	7.10	(0.01)	—	(0.01)	34.11	26.26	127,869	0.93	(0.20)	63
01/31/15	34.11	(0.01)	5.68	5.67	—	—	—	39.78	16.62	126,671	0.91	(0.04)	67

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15
Alliance Growth Class 1	0.00%	0.00%	0.01%	0.00%	0.00%
Alliance Growth Class 2	0.00	0.00	0.01	0.00	0.00
Alliance Growth Class 3	0.00	0.00	0.01	0.00	0.00

See Notes to Financial Statements

332

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Capital Growth Portfolio — Class 1
01/31/11	$7.43	$0.01	$1.28	$1.29	$—	$—	$—	$8.72	17.36%	$9,843	1.04%		0.08%	57%
01/31/12	8.72	0.03	0.20	0.23	—	—	—	8.95	2.64	8,122	1.00		0.39	26
01/31/13	8.95	0.07	1.04	1.11	(0.04)	—	(0.04)	10.02	12.43	7,435	1.00		0.71	30
01/31/14	10.02	0.03	2.04	2.07	(0.09)	—	(0.09)	12.00	20.72	7,517	0.97		0.24	82
01/31/15	12.00	0.03	1.01	1.04	(0.01)	—	(0.01)	13.03	8.69	42,252	0.85	(2)	0.22 (2)	112

Capital Growth Portfolio — Class 2
01/31/11	7.37	(0.01)	1.27	1.26	—	—	—	8.63	17.10	2,579	1.19		(0.07)	57
01/31/12	8.63	0.02	0.20	0.22	—	—	—	8.85	2.55	2,453	1.15		0.23	26
01/31/13	8.85	0.05	1.03	1.08	(0.03)	—	(0.03)	9.90	12.17	2,464	1.14		0.58	30
01/31/14	9.90	0.01	2.01	2.02	(0.07)	—	(0.07)	11.85	20.48	2,365	1.12		0.10	82
01/31/15	11.85	0.02	0.99	1.01	—	—	—	12.86	8.52	1,825	1.03	(2)	0.13 (2)	112

Capital Growth Portfolio — Class 3
01/31/11	7.33	(0.01)	1.26	1.25	—	—	—	8.58	17.05	57,071	1.29		(0.18)	57
01/31/12	8.58	0.01	0.20	0.21	—	—	—	8.79	2.45	51,159	1.25		0.14	26
01/31/13	8.79	0.04	1.02	1.06	(0.01)	—	(0.01)	9.84	12.12	50,526	1.25		0.48	30
01/31/14	9.84	0.00	1.99	1.99	(0.06)	—	(0.06)	11.77	20.30	51,413	1.22		(0.01)	82
01/31/15	11.77	0.00	0.99	0.99	—	—	—	12.76	8.41	47,600	1.13	(2)	0.03 (2)	112

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/11	1/12	1/13	1/14	1/15	1/11	1/12	1/13	1/14	1/15
Capital Growth Class 1	1.09%	1.05%	1.06%	1.07%	0.99%	0.03%	0.34%	0.65%	0.14%	0.08%
Capital Growth Class 2	1.24	1.20	1.20	1.22	1.17	(0.12)	0.18	0.52	(0.00)	(0.01)
Capital Growth Class 3	1.34	1.30	1.31	1.32	1.27	(0.23)	0.09	0.42	(0.11)	(0.11)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

1/15
Capital Growth Class 1	0.01%
Capital Growth Class 2	0.00
Capital Growth Class 3	0.00

See Notes to Financial Statements

333

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/11	$12.30	$0.12	$1.96	$2.08	$(0.13)	$—	$(0.13)	$14.25	16.98%	$71,022	0.79%		0.88%		23%
01/31/12	14.25	0.15	0.00	0.15	(0.10)	—	(0.10)	14.30	1.10	60,799	0.78		1.06		23
01/31/13	14.30	0.16	2.64	2.80	(0.12)	—	(0.12)	16.98	19.62	169,991	0.76		1.05		32
01/31/14	16.98	0.17	3.34	3.51	(0.12)	(0.38)	(0.50)	19.99	20.82	447,124	0.74		0.90		22
01/31/15	19.99	0.20	1.79	1.99	(0.13)	(0.85)	(0.98)	21.00	10.18	738,358	0.72		0.92		18

MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/11	12.29	0.10	1.96	2.06	(0.11)	—	(0.11)	14.24	16.84	14,689	0.94		0.73		23
01/31/12	14.24	0.13	0.00	0.13	(0.08)	—	(0.08)	14.29	0.95	12,472	0.93		0.91		23
01/31/13	14.29	0.15	2.63	2.78	(0.09)	—	(0.09)	16.98	19.50	12,400	0.92		0.95		32
01/31/14	16.98	0.15	3.32	3.47	(0.09)	(0.38)	(0.47)	19.98	20.58	12,552	0.89		0.81		22
01/31/15	19.98	0.18	1.77	1.95	(0.09)	(0.85)	(0.94)	20.99	10.00	11,725	0.87		0.79		18

MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/11	12.27	0.08	1.97	2.05	(0.10)	—	(0.10)	14.22	16.77	193,423	1.04		0.62		23
01/31/12	14.22	0.11	0.00	0.11	(0.07)	—	(0.07)	14.26	0.79	269,546	1.03		0.80		23
01/31/13	14.26	0.13	2.63	2.76	(0.09)	—	(0.09)	16.93	19.38	329,180	1.02		0.84		32
01/31/14	16.93	0.13	3.32	3.45	(0.08)	(0.38)	(0.46)	19.92	20.51	378,681	0.99		0.70		22
01/31/15	19.92	0.16	1.76	1.92	(0.08)	(0.85)	(0.93)	20.91	9.86	393,514	0.97		0.68		18

Fundamental Growth Portfolio — Class 1
01/31/11	13.17	(0.03)	3.55	3.52	—	—	—	16.69	26.73	67,429	0.90	(2)	(0.23	)(2)	121
01/31/12	16.69	(0.01)	(0.05)	(0.06)	—	—	—	16.63	(0.36)	56,738	0.91	(2)	(0.08	)(2)	111
01/31/13	16.63	0.02	2.14	2.16	—	—	—	18.79	12.99	108,677	0.93		0.13		110
01/31/14	18.79	(0.03)	5.32	5.29	—	—	—	24.08	28.15	208,765	0.89		(0.14)		105
01/31/15	24.08	(0.05)	2.24	2.19	—	—	—	26.27	9.09	139,948	0.88		(0.22)		85

Fundamental Growth Portfolio — Class 2
01/31/11	13.08	(0.05)	3.53	3.48	—	—	—	16.56	26.61	3,517	1.05	(2)	(0.38	)(2)	121
01/31/12	16.56	(0.04)	(0.06)	(0.10)	—	—	—	16.46	(0.60)	2,863	1.06	(2)	(0.23	)(2)	111
01/31/13	16.46	(0.01)	2.13	2.12	—	—	—	18.58	12.88	2,815	1.08		(0.06)		110
01/31/14	18.58	(0.05)	5.25	5.20	—	—	—	23.78	27.99	3,130	1.04		(0.24)		105
01/31/15	23.78	(0.09)	2.21	2.12	—	—	—	25.90	8.91	2,942	1.04		(0.37)		85

Fundamental Growth Portfolio — Class 3
01/31/11	13.01	(0.07)	3.50	3.43	—	—	—	16.44	26.36	90,325	1.15	(2)	(0.48	)(2)	121
01/31/12	16.44	(0.05)	(0.06)	(0.11)	—	—	—	16.33	(0.67)	82,433	1.16	(2)	(0.33	)(2)	111
01/31/13	16.33	(0.03)	2.11	2.08	—	—	—	18.41	12.74	81,547	1.18		(0.15)		110
01/31/14	18.41	(0.07)	5.20	5.13	—	—	—	23.54	27.87	83,382	1.14		(0.34)		105
01/31/15	23.54	(0.11)	2.19	2.08	—	—	—	25.62	8.84	77,627	1.14		(0.47)		85

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15
MFS Massachusetts Investors Trust Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
MFS Massachusetts Investors Trust Class 2	0.00	0.00	0.00	0.00	0.00
MFS Massachusetts Investors Trust Class 3	0.00	0.00	0.00	0.00	0.00
Fundamental Growth Class 1	0.03	0.02	0.01	0.01	0.01
Fundamental Growth Class 2	0.03	0.02	0.01	0.01	0.01
Fundamental Growth Class 3	0.03	0.02	0.01	0.01	0.01
(2)	During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses		Net Investment Income (Loss)
	1/11(1)	1/12(1)	1/11(1)	1/12(1)
Fundamental Growth Portfolio Class 1	0.95%	0.94%	(0.28)%	(0.11)%
Fundamental Growth Portfolio Class 2	1.10	1.09	(0.43)	(0.26)
Fundamental Growth Portfolio Class 3	1.20	1.19	(0.53)	(0.36)

See Notes to Financial Statements

334

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Blue Chip Growth Portfolio — Class 1
01/31/11	$6.21	$0.01	$1.22	$1.23	$(0.02)	$—	$(0.02)	$7.42	19.82%	$10,313	0.85	%(1)(2)	0.24	%(1)(2)	101%
01/31/12	7.42	0.01	(0.07)	(0.06)	(0.02)	—	(0.02)	7.34	(0.84)	11,410	0.85	(1)(2)	0.16	(1)(2)	201
01/31/13	7.34	0.03	0.67	0.70	—	—	—	8.04	9.54	9,520	0.85	(1)(2)	0.38	(1)(2)	322
01/31/14	8.04	0.03	1.91	1.94	(0.03)	(0.69)	(0.72)	9.26	24.89	11,953	0.85	(1)	0.34	(1)	255
01/31/15	9.26	0.06	1.09	1.15	(0.00)	(0.47)	(0.47)	9.94	12.79	306,990	0.73		0.65		44

Blue Chip Growth Portfolio — Class 2
01/31/11	6.21	0.01	1.20	1.21	(0.01)	—	(0.01)	7.41	19.51	4,984	1.00	(1)(2)	0.08	(1)(2)	101
01/31/12	7.41	0.00	(0.07)	(0.07)	(0.01)	—	(0.01)	7.33	(0.98)	3,959	1.00	(1)(2)	0.02	(1)(2)	201
01/31/13	7.33	0.02	0.67	0.69	—	—	—	8.02	9.41	3,696	1.00	(1)(2)	0.24	(1)(2)	322
01/31/14	8.02	0.02	1.91	1.93	(0.02)	(0.69)	(0.71)	9.24	24.74	3,495	1.00	(1)	0.19	(1)	255
01/31/15	9.24	0.06	1.07	1.13	—	(0.47)	(0.47)	9.90	12.54	3,768	0.89		0.61		44

Blue Chip Growth Portfolio — Class 3
01/31/11	6.20	0.00	1.20	1.20	(0.00)	—	(0.00)	7.40	19.44	48,823	1.10	(1)(2)	(0.02	)(1)(2)	101
01/31/12	7.40	(0.01)	(0.07)	(0.08)	(0.00)	—	(0.00)	7.32	(1.08)	70,389	1.10	(1)(2)	(0.09	)(1)(2)	201
01/31/13	7.32	0.01	0.67	0.68	—	—	—	8.00	9.29	76,566	1.10	(1)(2)	0.15	(1)(2)	322
01/31/14	8.00	0.01	1.90	1.91	(0.01)	(0.69)	(0.70)	9.21	24.61	84,479	1.10	(1)	0.09	(1)	255
01/31/15	9.21	0.05	1.06	1.11	—	(0.47)	(0.47)	9.85	12.36	100,954	0.99		0.51		44

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses				Net Investment Income (Loss)
	1/11(2)	1/12(2)	1/13(2)	1/14	1/11(2)	1/12(2)	1/13(2)	1/14
Blue Chip Growth Class 1	0.94%	0.89%	0.84%	0.82%	0.16%	0.13%	0.39%	0.37%
Blue Chip Growth Class 2	1.09	1.04	0.99	0.97	(0.00)	(0.02)	0.25	0.22
Blue Chip Growth Class 3	1.18	1.14	1.09	1.07	(0.10)	(0.12)	0.16	0.13
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13
Blue Chip Growth Class 1	0.01%	0.01%	0.01%
Blue Chip Growth Class 2	0.01	0.01	0.01
Blue Chip Growth Class 3	0.01	0.01	0.01

See Notes to Financial Statements

335

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

Real Estate Portfolio — Class 1
01/31/11	$9.55	$0.13	$2.65	$2.78	$(0.21)	$—	$(0.21)	$12.12	29.17%	$45,848	0.85%		1.19%		45%
01/31/12	12.12	0.16	1.19	1.35	(0.12)	—	(0.12)	13.35	11.34	44,665	0.83		1.28		83
01/31/13	13.35	0.19	1.59	1.78	(0.16)	—	(0.16)	14.97	13.37	83,507	0.82		1.33		43
01/31/14	14.97	0.25	(0.37)	(0.12)	(0.18)	—	(0.18)	14.67	(0.83)	115,103	0.81		1.73		136
01/31/15	14.67	0.29	4.32	4.61	(0.23)	(1.37)	(1.60)	17.68	33.52	219,872	0.81	(1)	1.83	(1)	79

Real Estate Portfolio — Class 2
01/31/11	9.52	0.12	2.63	2.75	(0.19)	—	(0.19)	12.08	29.00	11,317	1.00		1.05		45
01/31/12	12.08	0.14	1.19	1.33	(0.10)	—	(0.10)	13.31	11.17	10,197	0.98		1.13		83
01/31/13	13.31	0.16	1.60	1.76	(0.14)	—	(0.14)	14.93	13.23	10,082	0.97		1.15		43
01/31/14	14.93	0.21	(0.36)	(0.15)	(0.15)	—	(0.15)	14.63	(1.00)	8,728	0.96		1.44		136
01/31/15	14.63	0.27	4.30	4.57	(0.20)	(1.37)	(1.57)	17.63	33.32	8,962	0.96	(1)	1.64	(1)	79

Real Estate Portfolio — Class 3
01/31/11	9.50	0.10	2.63	2.73	(0.19)	—	(0.19)	12.04	28.79	227,994	1.10		0.94		45
01/31/12	12.04	0.13	1.19	1.32	(0.10)	—	(0.10)	13.26	11.10	266,776	1.08		1.07		83
01/31/13	13.26	0.15	1.58	1.73	(0.13)	—	(0.13)	14.86	13.06	287,576	1.07		1.06		43
01/31/14	14.86	0.20	(0.35)	(0.15)	(0.14)	—	(0.14)	14.57	(1.02)	280,919	1.06		1.34		136
01/31/15	14.57	0.25	4.27	4.52	(0.18)	(1.37)	(1.55)	17.54	33.12	277,581	1.06	(1)	1.56	(1)	79

Small Company Value Portfolio — Class 1
01/31/11	13.07	0.08	4.17	4.25	(0.09)	—	(0.09)	17.23	32.62	5,146	1.10		0.57		12
01/31/12	17.23	0.09	0.37	0.46	(0.06)	—	(0.06)	17.63	2.76	4,081	1.07		0.55		16
01/31/13	17.63	0.21	2.79	3.00	(0.08)	—	(0.08)	20.55	17.08	49,622	1.04		1.23		10
01/31/14	20.55	0.09	4.21	4.30	(0.21)	(0.08)	(0.29)	24.56	20.95	163,689	1.01		0.41		10
01/31/15	24.56	0.08	(0.29)	(0.21)	(0.08)	(0.82)	(0.90)	23.45	(0.69)	260,770	1.00		0.32		22

Small Company Value Portfolio — Class 3
01/31/11	13.01	0.05	4.14	4.19	(0.07)	—	(0.07)	17.13	32.24	181,969	1.35		0.33		12
01/31/12	17.13	0.05	0.38	0.43	(0.04)	—	(0.04)	17.52	2.53	229,427	1.32		0.33		16
01/31/13	17.52	0.18	2.75	2.93	(0.04)	—	(0.04)	20.41	16.77	254,072	1.30		1.00		10
01/31/14	20.41	0.05	4.16	4.21	(0.16)	(0.08)	(0.24)	24.38	20.62	247,510	1.27		0.20		10
01/31/15	24.38	0.02	(0.28)	(0.26)	(0.02)	(0.82)	(0.84)	23.28	(0.93)	230,544	1.25		0.08		22

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

1/15
Real Estate Class 1	0.00%
Real Estate Class 2	0.00
Real Estate Class 3	0.00

See Notes to Financial Statements

336

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Mid-Cap Growth Portfolio — Class 1
01/31/11	$8.60	$(0.01)	$2.88	$2.87	$—	$—	$—	$11.47	33.37%	$58,335	0.89%		(0.13)%		85%
01/31/12	11.47	(0.02)	0.11	0.09	—	—	—	11.56	0.78	48,368	0.86		(0.16)		79
01/31/13	11.56	0.02	1.60	1.62	—	—	—	13.18	14.01	67,175	0.85		0.20		73
01/31/14	13.18	(0.02)	4.31	4.29	—	—	—	17.47	32.55	124,232	0.83		(0.11)		78
01/31/15	17.47	(0.06)	1.75	1.69	—	(1.55)	(1.55)	17.61	10.46	174,081	0.81		(0.31)		53

Mid-Cap Growth Portfolio — Class 2
01/31/11	8.50	(0.03)	2.85	2.82	—	—	—	11.32	33.18	23,411	1.04		(0.28)		85
01/31/12	11.32	(0.03)	0.10	0.07	—	—	—	11.39	0.62	18,599	1.01		(0.31)		79
01/31/13	11.39	0.01	1.56	1.57	—	—	—	12.96	13.78	17,601	1.01		0.06		73
01/31/14	12.96	(0.04)	4.24	4.20	—	—	—	17.16	32.41	18,908	0.98		(0.24)		78
01/31/15	17.16	(0.08)	1.72	1.64	—	(1.55)	(1.55)	17.25	10.36	17,671	0.96		(0.45)		53

Mid-Cap Growth Portfolio — Class 3
01/31/11	8.45	(0.04)	2.82	2.78	—	—	—	11.23	32.90	100,525	1.14		(0.38)		85
01/31/12	11.23	(0.04)	0.10	0.06	—	—	—	11.29	0.53	120,177	1.11		(0.41)		79
01/31/13	11.29	0.00	1.55	1.55	—	—	—	12.84	13.73	135,022	1.11		(0.04)		73
01/31/14	12.84	(0.05)	4.19	4.14	—	—	—	16.98	32.24	152,430	1.08		(0.34)		78
01/31/15	16.98	(0.10)	1.70	1.60	—	(1.55)	(1.55)	17.03	10.22	151,864	1.06		(0.55)		53

Aggressive Growth Portfolio — Class 1
01/31/11	7.87	0.00	2.19	2.19	—	—	—	10.06	27.83	52,220	0.91		(0.02)		55
01/31/12	10.06	(0.04)	0.42	0.38	—	—	—	10.44	3.78	46,568	0.78	(2)	(0.41	)(2)	164
01/31/13	10.44	(0.03)	1.56	1.53	—	—	—	11.97	14.66	62,877	0.90		(0.28)		97
01/31/14	11.97	(0.06)	3.79	3.73	—	—	—	15.70	31.16	93,531	0.85		(0.43)		89
01/31/15	15.70	(0.06)	0.33	0.27	—	—	—	15.97	1.72	106,196	0.81		(0.37)		80

Aggressive Growth Portfolio — Class 2
01/31/11	7.84	(0.01)	2.18	2.17	—	—	—	10.01	27.68	4,402	1.05		(0.18)		55
01/31/12	10.01	(0.05)	0.41	0.36	—	—	—	10.37	3.60	3,705	0.93	(2)	(0.55	)(2)	164
01/31/13	10.37	(0.05)	1.54	1.49	—	—	—	11.86	14.37	3,389	1.05		(0.46)		97
01/31/14	11.86	(0.08)	3.76	3.68	—	—	—	15.54	31.03	3,773	1.00		(0.58)		89
01/31/15	15.54	(0.08)	0.32	0.24	—	—	—	15.78	1.54	3,322	0.96		(0.54)		80

Aggressive Growth Portfolio — Class 3
01/31/11	7.80	(0.02)	2.16	2.14	—	—	—	9.94	27.44	17,810	1.15		(0.27)		55
01/31/12	9.94	(0.06)	0.41	0.35	—	—	—	10.29	3.52	21,400	1.03	(2)	(0.67	)(2)	164
01/31/13	10.29	(0.06)	1.54	1.48	—	—	—	11.77	14.38	24,359	1.15		(0.55)		97
01/31/14	11.77	(0.09)	3.71	3.62	—	—	—	15.39	30.76	32,550	1.10		(0.68)		89
01/31/15	15.39	(0.10)	0.33	0.23	—	—	—	15.62	1.49	28,865	1.06		(0.63)		80

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15
Mid-Cap Growth Class 1	0.00%	0.01%	0.01%	0.01%	0.00%
Mid-Cap Growth Class 2	0.00	0.01	0.01	0.01	0.00
Mid-Cap Growth Class 3	0.00	0.01	0.01	0.01	0.00
Aggressive Growth Class 1	0.04	0.01	0.01	0.01	0.01
Aggressive Growth Class 2	0.04	0.01	0.01	0.01	0.01
Aggressive Growth Class 3	0.04	0.01	0.01	0.01	0.01
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all the fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses 1/12(1)	Net Investment Income (Loss) 1/12(1)
Aggressive Growth Class 1	0.90%	(0.53)%
Aggressive Growth Class 2	1.05	(0.67)
Aggressive Growth Class 3	1.15	(0.79)

See Notes to Financial Statements

337

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Growth Opportunities Portfolio — Class 1
01/31/11	$5.51	$(0.03)	$1.79	$1.76	$—	$—	$—	$7.27	31.94%	$15,778	0.87%	(0.49)%	132%
01/31/12	7.27	(0.03)	0.24	0.21	—	—	—	7.48	2.89	14,957	0.85	(0.47)	99
01/31/13	7.48	(0.02)	1.19	1.17	—	(0.25)	(0.25)	8.40	15.94	36,817	0.83	(0.26)	92
01/31/14	8.40	(0.04)	2.42	2.38	—	(0.57)	(0.57)	10.21	28.71	79,176	0.80	(0.41)	81
01/31/15	10.21	(0.04)	0.27	0.23	—	(1.32)	(1.32)	9.12	4.15	104,633	0.79	(0.44)	82

Growth Opportunities Portfolio — Class 2
01/31/11	5.43	(0.04)	1.78	1.74	—	—	—	7.17	32.04	5,231	1.02	(0.64)	132
01/31/12	7.17	(0.04)	0.22	0.18	—	—	—	7.35	2.51	4,678	1.00	(0.62)	99
01/31/13	7.35	(0.03)	1.18	1.15	—	(0.25)	(0.25)	8.25	15.96	4,411	0.98	(0.44)	92
01/31/14	8.25	(0.05)	2.37	2.32	—	(0.57)	(0.57)	10.00	28.50	4,167	0.96	(0.55)	81
01/31/15	10.00	(0.05)	0.25	0.20	—	(1.32)	(1.32)	8.88	3.94	3,660	0.94	(0.58)	82

Growth Opportunities Portfolio — Class 3
01/31/11	5.40	(0.04)	1.75	1.71	—	—	—	7.11	31.67	140,610	1.12	(0.74)	132
01/31/12	7.11	(0.05)	0.23	0.18	—	—	—	7.29	2.53	193,276	1.10	(0.71)	99
01/31/13	7.29	(0.04)	1.16	1.12	—	(0.25)	(0.25)	8.16	15.67	215,762	1.08	(0.53)	92
01/31/14	8.16	(0.06)	2.34	2.28	—	(0.57)	(0.57)	9.87	28.32	210,968	1.06	(0.65)	81
01/31/15	9.87	(0.06)	0.25	0.19	—	(1.32)	(1.32)	8.74	3.87	189,902	1.04	(0.68)	82

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15
Growth Opportunities Class 1	0.05%	0.03%	0.01%	0.01%	0.01%
Growth Opportunities Class 2	0.05	0.03	0.01	0.01	0.01
Growth Opportunities Class 3	0.05	0.03	0.01	0.01	0.01

See Notes to Financial Statements

338

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)	Ratio of net investment income (loss) to average net assets(1)	Portfolio turnover

Marsico Focused Growth Portfolio — Class 1
01/31/11	$7.50	$0.03	$1.77	$1.80	$(0.03)	$—	$(0.03)	$9.27	24.10%	$20,794	0.98%	0.36%	87%
01/31/12	9.27	0.03	0.27	0.30	(0.03)	—	(0.03)	9.54	3.26	17,511	0.96	0.34	88
01/31/13	9.54	0.05	0.89	0.94	(0.03)	(0.31)	(0.34)	10.14	10.00	26,451	0.94	0.50	92
01/31/14	10.14	0.01	2.68	2.69	(0.02)	(0.33)	(0.35)	12.48	26.86	103,137	0.92	0.03	92
01/31/15	12.48	(0.00)	1.39	1.39	(0.00)	(0.84)	(0.84)	13.03	11.54	187,091	0.89	(0.02)	64

Marsico Focused Growth Portfolio — Class 2
01/31/11	7.43	0.02	1.75	1.77	(0.02)	—	(0.02)	9.18	23.91	18,948	1.13	0.22	87
01/31/12	9.18	0.02	0.26	0.28	(0.02)	—	(0.02)	9.44	3.04	14,993	1.11	0.18	88
01/31/13	9.44	0.03	0.88	0.91	(0.01)	(0.31)	(0.32)	10.03	9.79	13,675	1.10	0.33	92
01/31/14	10.03	(0.01)	2.67	2.66	(0.01)	(0.33)	(0.34)	12.35	26.76	14,157	1.07	(0.06)	92
01/31/15	12.35	(0.02)	1.37	1.35	—	(0.84)	(0.84)	12.86	11.33	12,586	1.05	(0.17)	64

Marsico Focused Growth Portfolio — Class 3
01/31/11	7.39	0.01	1.74	1.75	(0.02)	—	(0.02)	9.12	23.67	65,122	1.23	0.12	87
01/31/12	9.12	0.01	0.26	0.27	(0.01)	—	(0.01)	9.38	2.97	86,942	1.21	0.11	88
01/31/13	9.38	0.02	0.88	0.90	(0.01)	(0.31)	(0.32)	9.96	9.73	100,014	1.20	0.24	92
01/31/14	9.96	(0.02)	2.64	2.62	(0.00)	(0.33)	(0.33)	12.25	26.59	131,156	1.17	(0.18)	92
01/31/15	12.25	(0.03)	1.36	1.33	—	(0.84)	(0.84)	12.74	11.26	141,944	1.15	(0.27)	64

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15
Marsico Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Marsico Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00
Marsico Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

339

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

Technology Portfolio Class 1
01/31/11	$2.18	$(0.02)	$0.79	$0.77	$—	$—	$—	$2.95	35.32%		$14,930	1.16%	(0.63)%	202%
01/31/12	2.95	(0.01)	0.06	0.05	—	—	—	3.00	1.69		11,606	1.14	(0.49)	86
01/31/13	3.00	(0.01)	0.06	0.05	—	—	—	3.05	1.67		10,089	1.18	(0.43)	96
01/31/14	3.05	(0.01)	0.63	0.62	—	—	—	3.67	20.33		10,209	1.16	(0.43)	88
01/31/15	3.67	(0.02)	0.90	0.88	—	—	—	4.55	23.98	(3)	11,742	1.12	(0.40)	88

Technology Portfolio Class 2
01/31/11	2.15	(0.02)	0.78	0.76	—	—	—	2.91	35.35		4,643	1.31	(0.78)	202
01/31/12	2.91	(0.02)	0.07	0.05	—	—	—	2.96	1.72		3,471	1.29	(0.64)	86
01/31/13	2.96	(0.02)	0.06	0.04	—	—	—	3.00	1.35		2,967	1.33	(0.58)	96
01/31/14	3.00	(0.02)	0.63	0.61	—	—	—	3.61	20.33		3,043	1.31	(0.58)	88
01/31/15	3.61	(0.02)	0.88	0.86	—	—	—	4.47	23.82	(3)	3,261	1.27	(0.54)	88

Technology Portfolio Class 3
01/31/11	2.14	(0.02)	0.77	0.75	—	—	—	2.89	35.05		26,336	1.41	(0.88)	202
01/31/12	2.89	(0.02)	0.06	0.04	—	—	—	2.93	1.38		25,090	1.39	(0.76)	86
01/31/13	2.93	(0.02)	0.06	0.04	—	—	—	2.97	1.37		22,373	1.43	(0.69)	96
01/31/14	2.97	(0.02)	0.62	0.60	—	—	—	3.57	20.20		26,723	1.41	(0.69)	88
01/31/15	3.57	(0.03)	0.87	0.84	—	—	—	4.41	23.53	(3)	33,661	1.38	(0.65)	88

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/11(2)	1/12(2)	1/13(2)	1/14(2)	1/15(2)	1/11(2)	1/12(2)	1/13(2)	1/14(2)	1/15(2)
Technology Class 1	1.26%	1.24%	1.28%	1.26%	1.22%	(0.73)%	(0.59)%	(0.53)%	(0.53)%	(0.50)%
Technology Class 2	1.41	1.39	1.43	1.41	1.37	(0.88)	(0.74)	(0.68)	(0.68)	(0.64)
Technology Class 3	1.51	1.49	1.53	1.51	1.48	(0.98)	(0.86)	(0.79)	(0.79)	(0.75)
(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15
Technology Class 1	0.02%	0.03%	0.02%	0.02%	0.03%
Technology Class 2	0.02	0.03	0.02	0.02	0.03
Technology Class 3	0.02	0.03	0.02	0.02	0.03
(3)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions (Note 4).

See Notes to Financial Statements

340

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Small & Mid Cap Value Portfolio Class 1
01/23/12#-01/31/12	$16.99	$(0.15)	$0.28	$0.13	$—	$—	$—	$17.12	0.77%	$272	0.97	†%	(3.93	)†%	76%
01/31/13	17.12	0.09	2.86	2.95	(0.07)	(1.29)	(1.36)	18.71	18.41	2,589	0.97		0.51		50
01/31/14	18.71	0.12	4.19	4.31	(0.11)	(1.61)	(1.72)	21.30	23.38	40,650	0.96		0.59		51
01/31/15	21.30	0.11	1.40	1.51	(0.20)	(3.50)	(3.70)	19.11	8.56	80,714	0.95		0.53		45

Small & Mid Cap Value Portfolio Class 2
01/31/11	13.45	0.04	4.11	4.15	(0.04)	—	(0.04)	17.56	30.86	27,759	1.14		0.22		59
01/31/12	17.56	0.05	(0.48)	(0.43)	(0.02)	—	(0.02)	17.11	(2.41)	21,489	1.13		0.24		76
01/31/13	17.11	0.08	2.85	2.93	(0.07)	(1.29)	(1.36)	18.68	18.30	20,345	1.13		0.41		50
01/31/14	18.68	0.09	4.19	4.28	(0.08)	(1.61)	(1.69)	21.27	23.24	19,206	1.11		0.42		51
01/31/15	21.27	0.10	1.37	1.47	(0.16)	(3.50)	(3.66)	19.08	8.36	16,166	1.10		0.42		45

Small & Mid Cap Value Portfolio Class 3
01/31/11	13.42	0.02	4.11	4.13	(0.03)	—	(0.03)	17.52	30.80	500,220	1.24		0.13		59
01/31/12	17.52	0.03	(0.47)	(0.44)	(0.02)	—	(0.02)	17.06	(2.49)	555,682	1.23		0.15		76
01/31/13	17.06	0.06	2.84	2.90	(0.07)	(1.29)	(1.36)	18.60	18.12	600,152	1.23		0.32		50
01/31/14	18.60	0.07	4.17	4.24	(0.06)	(1.61)	(1.67)	21.17	23.13	580,647	1.21		0.32		51
01/31/15	21.17	0.07	1.38	1.45	(0.14)	(3.50)	(3.64)	18.98	8.31	530,998	1.20		0.32		45

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operation
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15
Small & Mid-Cap Value Class 1	—%	0.00%	0.02%	0.02%	0.02%
Small & Mid-Cap Value Class 2	0.02	0.03	0.02	0.02	0.02
Small & Mid-Cap Value Class 3	0.02	0.03	0.02	0.02	0.02

See Notes to Financial Statements

341

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

International Growth and Income Portfolio — Class 1
01/31/11	$8.38	$0.16	$1.18	$1.34	$(0.36)	$—	$(0.36)	$9.36	16.27%	$99,914	0.99	%(1)(2)	1.82	%(1)(2)	63%
01/31/12	9.36	0.19	(1.18)	(0.99)	(0.28)	—	(0.28)	8.09	(10.48)	74,365	0.99	(1)(2)	2.19	(1)(2)	62
01/31/13	8.09	0.19	1.29	1.48	(0.20)	—	(0.20)	9.37	18.59	99,058	1.00	(1)(2)	2.21	(1)(2)	44
01/31/14	9.37	0.16	1.00	1.16	(0.21)	—	(0.21)	10.32	12.37	175,665	0.96	(1)(2)	1.68	(1)(2)	46
01/31/15	10.32	0.31	(0.92)	(0.61)	(0.19)	—	(0.19)	9.52	(5.88)	210,646	0.93	(1)(2)	2.97	(1)(2)	53

International Growth and Income Portfolio — Class 2
01/31/11	8.40	0.15	1.18	1.33	(0.35)	—	(0.35)	9.38	16.05	13,539	1.14	(1)(2)	1.67	(1)(2)	63
01/31/12	9.38	0.18	(1.18)	(1.00)	(0.26)	—	(0.26)	8.12	(10.53)	10,334	1.14	(1)(2)	2.04	(1)(2)	62
01/31/13	8.12	0.19	1.28	1.47	(0.19)	—	(0.19)	9.40	18.31	9,701	1.15	(1)(2)	2.20	(1)(2)	44
01/31/14	9.40	0.18	0.97	1.15	(0.19)	—	(0.19)	10.36	12.27	8,967	1.11	(1)(2)	1.77	(1)(2)	46
01/31/15	10.36	0.34	(0.97)	(0.63)	(0.18)	—	(0.18)	9.55	(6.13)	7,428	1.08	(1)(2)	3.22	(1)(2)	53

International Growth and Income Portfolio — Class 3
01/31/11	8.38	0.13	1.18	1.31	(0.34)	—	(0.34)	9.35	15.89	271,063	1.24	(1)(2)	1.52	(1)(2)	63
01/31/12	9.35	0.16	(1.16)	(1.00)	(0.26)	—	(0.26)	8.09	(10.64)	233,181	1.24	(1)(2)	1.90	(1)(2)	62
01/31/13	8.09	0.18	1.28	1.46	(0.18)	—	(0.18)	9.37	18.27	230,056	1.25	(1)(2)	2.07	(1)(2)	44
01/31/14	9.37	0.17	0.97	1.14	(0.18)	—	(0.18)	10.33	12.18	196,338	1.22	(1)(2)	1.73	(1)(2)	46
01/31/15	10.33	0.32	(0.96)	(0.64)	(0.16)	—	(0.16)	9.53	(6.18)	172,174	1.18	(1)(2)	3.10	(1)(2)	53

Global Equities Portfolio — Class 1
01/31/11	11.95	0.11	2.51	2.62	(0.22)	—	(0.22)	14.35	22.11	79,740	1.06		0.85		86
01/31/12	14.35	0.16	(1.13)	(0.97)	(0.13)	—	(0.13)	13.25	(6.67)	63,545	1.06	(1)	1.15	(1)	106
01/31/13	13.25	0.16	1.84	2.00	(0.11)	—	(0.11)	15.14	15.13	158,581	1.01	(1)	1.18	(1)	78
01/31/14	15.14	0.17	2.34	2.51	(0.09)	—	(0.09)	17.56	16.61	355,857	0.86	(1)	1.03	(1)	107
01/31/15	17.56	0.34	0.78	1.12	(0.13)	—	(0.13)	18.55	6.42	476,334	0.79	(1)	1.81	(1)	85

Global Equities Portfolio — Class 2
01/31/11	11.91	0.09	2.50	2.59	(0.21)	—	(0.21)	14.29	21.84	8,421	1.21		0.69		86
01/31/12	14.29	0.14	(1.11)	(0.97)	(0.11)	—	(0.11)	13.21	(6.72)	6,720	1.21	(1)	1.00	(1)	106
01/31/13	13.21	0.17	1.80	1.97	(0.08)	—	(0.08)	15.10	14.95	5,728	1.17	(1)	1.24	(1)	78
01/31/14	15.10	0.18	2.29	2.47	(0.06)	—	(0.06)	17.51	16.40	5,414	1.02	(1)	1.07	(1)	107
01/31/15	17.51	0.33	0.76	1.09	(0.10)	—	(0.10)	18.50	6.26	5,296	0.94	(1)	1.79	(1)	85

Global Equities Portfolio — Class 3
01/31/11	11.89	0.07	2.50	2.57	(0.20)	—	(0.20)	14.26	21.72	31,112	1.31		0.56		86
01/31/12	14.26	0.12	(1.11)	(0.99)	(0.11)	—	(0.11)	13.16	(6.90)	31,209	1.31	(1)	0.86	(1)	106
01/31/13	13.16	0.15	1.80	1.95	(0.07)	—	(0.07)	15.04	14.88	33,183	1.26	(1)	1.11	(1)	78
01/31/14	15.04	0.15	2.31	2.46	(0.06)	—	(0.06)	17.44	16.34	38,140	1.12	(1)	0.93	(1)	107
01/31/15	17.44	0.31	0.75	1.06	(0.09)	—	(0.09)	18.41	6.10	39,092	1.04	(1)	1.66	(1)	85

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15
International Growth and Income Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
International Growth and Income Class 2	0.01	0.00	0.00	0.00	0.00
International Growth and Income Class 3	0.01	0.00	0.00	0.00	0.00
Global Equities Class 1	—	0.00	0.00	0.00	0.00
Global Equities Class 2	—	0.00	0.00	0.00	0.00
Global Equities Class 3	—	0.00	0.00	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses					Net Investment Income (Loss)
	1/11(1)	1/12(1)	1/13(1)	1/14(1)	1/15(1)	1/11(1)	1/12(1)	1/13(1)	1/14(1)	1/15(1)
International Growth and Income Class 1	1.04%	1.04%	1.05%	1.01%	0.98%	1.77%	2.14%	2.16%	1.63%	2.92%
International Growth and Income Class 2	1.19	1.19	1.20	1.16	1.13	1.62	1.99	2.15	1.72	3.17
International Growth and Income Class 3	1.29	1.29	1.30	1.27	1.23	1.47	1.85	2.02	1.68	3.05

See Notes to Financial Statements

342

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

International Diversified Equities Portfolio Class 1
01/31/11	$8.26	$0.12	$1.20	$1.32	$(0.36)	$—	$(0.36)	$9.22	16.14%	$78,704	0.98%		1.39%		26%
01/31/12	9.22	0.15	(1.24)	(1.09)	(0.19)	—	(0.19)	7.94	(11.75)	57,487	1.01		1.81		33
01/31/13	7.94	0.15	1.17	1.32	(0.08)	—	(0.08)	9.18	16.79	56,475	1.01		1.86		27
01/31/14	9.18	0.15	0.83	0.98	(0.27)	—	(0.27)	9.89	10.63	54,709	0.99		1.52		45
01/31/15	9.89	0.23	(0.45)	(0.22)	(0.16)	—	(0.16)	9.51	(2.16)	67,362	0.93	(1)	2.31	(1)	99

International Diversified Equities Portfolio Class 2
01/31/11	8.21	0.10	1.21	1.31	(0.35)	—	(0.35)	9.17	16.06	29,766	1.13		1.23		26
01/31/12	9.17	0.14	(1.23)	(1.09)	(0.18)	—	(0.18)	7.90	(11.88)	21,611	1.16		1.69		33
01/31/13	7.90	0.14	1.16	1.30	(0.07)	—	(0.07)	9.13	16.52	20,331	1.16		1.67		27
01/31/14	9.13	0.14	0.82	0.96	(0.25)	—	(0.25)	9.84	10.51	18,054	1.14		1.40		45
01/31/15	9.84	0.22	(0.45)	(0.23)	(0.15)	—	(0.15)	9.46	(2.36)	15,454	1.08	(1)	2.20	(1)	99

International Diversified Equities Portfolio Class 3
01/31/11	8.20	0.09	1.21	1.30	(0.34)	—	(0.34)	9.16	15.98	228,585	1.23		1.11		26
01/31/12	9.16	0.13	(1.23)	(1.10)	(0.17)	—	(0.17)	7.89	(11.98)	186,251	1.26		1.56		33
01/31/13	7.89	0.13	1.16	1.29	(0.06)	—	(0.06)	9.12	16.44	185,593	1.26		1.55		27
01/31/14	9.12	0.12	0.82	0.94	(0.24)	—	(0.24)	9.82	10.33	184,390	1.24		1.26		45
01/31/15	9.82	0.21	(0.45)	(0.24)	(0.14)	—	(0.14)	9.44	(2.45)	169,194	1.18	(1)	2.07	(1)	99

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

1/15
International Diversified Equities Portfolio Class 1	0.00%
International Diversified Equities Portfolio Class 2	0.00
International Diversified Equities Portfolio Class 3	0.00

See Notes to Financial Statements

343

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Emerging Markets Portfolio Class 1
01/31/11	$7.50	$0.06	$1.85	$1.91	$(0.12)	$—	$(0.12)	$9.29	25.52%	$108,603	1.32%		0.61%		173%
01/31/12	9.29	0.07	(1.56)	(1.49)	(0.05)	—	(0.05)	7.75	(16.00)	75,045	1.33		0.80		96
01/31/13	7.75	0.07	0.47	0.54	(0.04)	—	(0.04)	8.25	7.07	101,973	1.28	(2)	0.96	(2)	178
01/31/14	8.25	0.12	(1.07)	(0.95)	(0.05)	—	(0.05)	7.25	(11.62)	167,629	1.19	(2)	1.65	(2)	51
01/31/15	7.25	0.15	0.02	0.17	(0.10)	—	(0.10)	7.32	2.31	234,473	1.12	(2)	1.92	(2)	54

Emerging Markets Portfolio Class 2
01/31/11	7.44	0.04	1.84	1.88	(0.11)	—	(0.11)	9.21	25.29	12,494	1.47		0.47		173
01/31/12	9.21	0.06	(1.55)	(1.49)	(0.03)	—	(0.03)	7.69	(16.10)	8,573	1.48		0.65		96
01/31/13	7.69	0.07	0.47	0.54	(0.03)	—	(0.03)	8.20	7.00	6,683	1.44	(2)	0.93	(2)	178
01/31/14	8.20	0.12	(1.09)	(0.97)	(0.03)	—	(0.03)	7.20	(11.85)	5,571	1.34	(2)	1.53	(2)	51
01/31/15	7.20	0.14	0.02	0.16	(0.09)	—	(0.09)	7.27	2.14	5,035	1.27	(2)	1.78	(2)	54

Emerging Markets Portfolio Class 3
01/31/11	7.41	0.03	1.83	1.86	(0.10)	—	(0.10)	9.17	25.19	188,041	1.57		0.35		173
01/31/12	9.17	0.04	(1.54)	(1.50)	(0.03)	—	(0.03)	7.64	(16.31)	179,113	1.57		0.53		96
01/31/13	7.64	0.06	0.46	0.52	(0.02)	—	(0.02)	8.14	6.89	172,565	1.54	(2)	0.75	(2)	178
01/31/14	8.14	0.11	(1.07)	(0.96)	(0.03)	—	(0.03)	7.15	(11.88)	159,494	1.44	(2)	1.43	(2)	51
01/31/15	7.15	0.13	0.02	0.15	(0.08)	—	(0.08)	7.22	2.07	159,734	1.37	(2)	1.70	(2)	54

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15
Emerging Markets Class 1	0.06%	0.03%	0.04%	0.00%	0.00%
Emerging Markets Class 2	0.06	0.03	0.04	0.00	0.00
Emerging Markets Class 3	0.06	0.03	0.04	0.00	0.00
(2)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolio or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses			Net Investment Income (Loss)
	1/13(1)	1/14(1)	1/15(1)	1/13(1)	1/14(1)	1/15(1)
Emerging Markets Class 1	1.29%	1.29%	1.20%	0.95%	1.56%	1.83%
Emerging Markets Class 2	1.44	1.44	1.35	0.93	1.44	1.69
Emerging Markets Class 3	1.54	1.54	1.45	0.75	1.33	1.61

See Notes to Financial Statements

344

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

Foreign Value Portfolio Class 1
01/23/12#-01/31/12	$12.54	$0.03	$0.09	$0.12	$—	$—	$—	$12.66	0.96%	$613	0.89	%†	1.09	%†	12%
01/31/13	12.66	0.20	2.13	2.33	(0.25)	—	(0.25)	14.74	18.65	70,386	0.88		1.61		16
01/31/14	14.74	0.19	1.80	1.99	(0.31)	—	(0.31)	16.42	13.49	242,569	0.87		1.28		17
01/31/15	16.42	0.35	(0.88)	(0.53)	(0.21)	—	(0.21)	15.68	(3.20)	528,744	0.83		2.20		8

Foreign Value Portfolio Class 2
01/31/11	13.04	0.25	1.40	1.65	(0.25)	—	(0.25)	14.44	12.73 (2)	35,790	1.08		1.91		10
01/31/12	14.44	0.36	(1.93)	(1.57)	(0.21)	—	(0.21)	12.66	(10.84)	26,568	1.06		2.67		12
01/31/13	12.66	0.33	1.98	2.31	(0.25)	—	(0.25)	14.72	18.49	25,910	1.04		2.53		16
01/31/14	14.72	0.24	1.71	1.95	(0.28)	—	(0.28)	16.39	13.27	23,442	1.02		1.60		17
01/31/15	16.39	0.47	(1.02)	(0.55)	(0.18)	—	(0.18)	15.66	(3.33)	18,748	0.98		2.79		8

Foreign Value Portfolio Class 3
01/31/11	13.04	0.22	1.41	1.63	(0.24)	—	(0.24)	14.43	12.61 (2)	516,130	1.18		1.68		10
01/31/12	14.43	0.33	(1.91)	(1.58)	(0.20)	—	(0.20)	12.65	(10.94)	584,003	1.16		2.47		12
01/31/13	12.65	0.31	1.97	2.28	(0.24)	—	(0.24)	14.69	18.30	649,454	1.14		2.37		16
01/31/14	14.69	0.22	1.72	1.94	(0.27)	—	(0.27)	16.36	13.21	646,752	1.12		1.49		17
01/31/15	16.36	0.43	(0.99)	(0.56)	(0.17)	—	(0.17)	15.63	(3.42)	613,752	1.08		2.59		8

*	Calculated based upon average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	1/11	1/12	1/13	1/14	1/15
Foreign Value Class 1	—%	0.00%	0.00%	0.00%	0.00%
Foreign Value Class 2	0.00	0.00	0.00	0.00	0.00
Foreign Value Class 3	0.00	0.00	0.00	0.00	0.00
(2)	The Portfolio’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

345

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of SunAmerica Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Management Portfolio, Corporate Bond Portfolio, Global Bond Portfolio, High-Yield Bond Portfolio, SA JPMorgan MFS Core Bond Portfolio, Balanced Portfolio, MFS Total Return Portfolio, SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, VCP Total Return BalancedSM Portfolio, VCPSM Value Portfolio, Telecom Utility Portfolio, Equity Index Portfolio, Growth-Income Portfolio, Equity Opportunities Portfolio, Davis Venture Value Portfolio, “Dogs’’ of Wall Street Portfolio, Alliance Growth Portfolio, Capital Growth Portfolio, MFS Massachusetts Investors Trust Portfolio, Fundamental Growth Portfolio, Blue Chip Growth Portfolio, Real Estate Portfolio, Small Company Value Portfolio, Mid-Cap Growth Portfolio, Aggressive Growth Portfolio, Growth Opportunities Portfolio, Marsico Focused Growth Portfolio, Technology Portfolio, Small & Mid Cap Value Portfolio, International Growth and Income Portfolio, Global Equities Portfolio, International Diversified Equities Portfolio, Emerging Markets Portfolio, and Foreign Value Portfolio (thirty-five of the portfolios of SunAmerica Series Trust, hereafter referred to as the “Trust’’) at January 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2015 by correspondence with the custodian, transfer agent, and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas

March 30, 2015

346

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2015 (unaudited)

At a meeting held on October 8, 2014, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”) and the continuation of the subadvisory agreements between SAAMCo and each of the following subadvisers (the “Subadvisory Agreements”): AllianceBernstein, L.P. (“AllianceBernstein”), BofA Advisors, LLC (“BofA Advisors”), The Boston Company Asset Management, LLC (“TBCAM”), Columbia Management Advisers, LLC (“Columbia”), Davis Selected Advisers, L.P. d/b/a Davis Advisors (“Davis”), Federated Investment Management Company (“Federated”), Franklin Advisory Services, LLC (“Franklin”), Goldman Sachs Asset Management International (“GSAM-International”), Invesco Advisers, Inc. (“Invesco”), J.P. Morgan Investment Management Inc. (“JP Morgan”), Marsico Capital Management, LLC (“Marsico”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), OppenheimerFunds, Inc. (“Oppenheimer”), Pacific Investment Management Company, LLC (“PIMCO”), PineBridge Investments, LLC (“PineBridge”), Putnam Investment Management, LLC (“Putnam”), Pyramis Global Advisors, LLC (“Pyramis”), Templeton Investment Counsel, LLC (“Templeton”), and Wells Capital Management Incorporated (“Wells Capital”) (collectively referred to as the “Subadvisers” and each a “Subadviser”).

The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.” In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew such Advisory Contracts. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services provided by SAAMCo, including a review of the investment performance of the Trust;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(5)	the organizational capability and financial condition of the Adviser and Subadvisers and their affiliates;

(6)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(7)	the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the organization, capability and financial condition of the Adviser and the Subadvisers; (b) the historical relationship between the Trust and SAAMCo; (c) the possibility that services of the type required by the Trust might be better obtained from other organizations; (d) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (e) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (respectively, the “Expense Group/Universe” and the “Subadvisor Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered expenses and performance of SAAMCo and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Trust’s Portfolios that they manage.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio, manages the investment of certain Portfolios’ assets, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of certain Portfolios’ assets, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees

347

compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios and ensuring that the Subadvisers’ styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo’s investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board considered each Subadviser’s personnel that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff and each of the Subadviser’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SAAMCo’s and each Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SAAMCo’s and the Subadvisers’ risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s or the Subadvisers’ ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual and/or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper Inc. (“Lipper”) as well as information provided by management. The Board also considered advisory fees received by the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios as well as performance data with respect to the Portfolios and any other mutual funds or other accounts advised or subadvised by SAAMCo or the Subadvisers with similar investment objectives and/or strategies, as applicable.

348

The Expense Group and the Performance Group each consists of a Portfolio and a select group of funds that are chosen to be comparable to such Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large-cap value, small-cap growth, mid-cap core, etc.), asset size and expense components. The Expense Universe and the Performance Universe each generally consists of a Portfolio, the funds in its Expense Group or Performance Group, respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group regardless of asset size or primary channel of distribution.

The performance information included annualized returns for the period since inception, and its one-, three- and five-year periods ended June 30, 2014 from Lipper and additional performance information as of June 30, 2014 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar peer group, and each Subadviser’s performance within a Portfolio. The Board also considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to, the following expense and performance information provided by Lipper and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe.

•	Aggressive Growth Portfolio (subadvised by Wells Capital). The Board considered that actual management fees and actual total expenses were below the medians of its Expense Group/Universe. The Board noted that actual subadvisory fees were at the median of its Subadvisory Expense Group.

The Board further noted that the Portfolio outperformed its Lipper peer index for the three- and five-year periods and performed below its Lipper peer index for the one-year period. The Board considered that the Portfolio performed above the medians of its Performance Group/Universe for the three- and five-year periods and below the median of its Performance Group/Universe for the one-year period. The Board took into account management’s discussion of the Portfolio’s performance and concluded that performance was satisfactory in light of all the factors considered.

•	Alliance Growth Portfolio (subadvised by AllianceBernstein). The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were below the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one- and three-year periods and performed below its Lipper peer index for the five-year period. The Board further considered that the Portfolio performed above the median of its Performance Universe for the one- and three year periods and below the median of its Performance Universe for the five-year period. With respect to the Performance Group, the Board noted that performance was above the median for the one-, three-, and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that performance was satisfactory in light of all the factors considered.

•	Balanced Portfolio (subadvised by JP Morgan). The Board considered that actual management fees were at the medians of its Expense Group/Universe. The Board also considered that actual total expenses were above the median of its Expense Group and below the medians of its Expense Universe. The Board noted that actual subadvisory fees were above the median of its Subadvisory Expense Universe and below the median of its Subadvisory Expense Group.

The Board noted that the Portfolio outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also noted that the Portfolio performed above the median of its Performance Universe for the one-, three- and five-year periods. With respect to the Performance Group, the Board noted that performance was below the median for the one-year period and above the median for the three- and five-year periods. The Board concluded that performance was satisfactory. The Board took into account management’s discussion of the Portfolio’s performance and concluded that performance was satisfactory in light of all the factors considered.

•	Blue Chip Growth Portfolio (subadvised by MFS). The Board considered that actual management fees were above the medians of its Expense Group/Universe. The Board further considered that actual total expenses were above the median of its Expense Universe and at the median of its Expense Group. The Board noted that actual subadvisory fees were below the medians of its Subadvisory Expense Group/Universe. The Board considered that the voluntary expense limitations of 0.85%, 1.00% and 1.10% for Class 1, Class 2, and Class 3 shares, respectively, would continue for another one-year period.

The Board noted that the Portfolio outperformed its Lipper peer index for the one-year period and underperformed for the three- and five-year periods. The Board also noted that the Portfolio performed above the median of its Performance Group/Universe for the one-year period and below for the three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance, including the fact that MFS had taken over as sub-adviser on October 1, 2013, and concluded that performance was satisfactory in light of all the factors considered.

•	Capital Growth Portfolio (subadvised by TBCAM). The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were above the median of its Subadvisory Expense Universe and below the median of its Subadvisory Expense Group. The Board considered that SAAMCo has contractually agreed to cap expenses at 0.73% until further notice.

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The Board noted that the Portfolio performed below its Lipper peer index for the one-, three-, and five-year periods. The Board also noted that the Portfolio performed below the median of its Performance Group/Universe for the same period. The Board took into account management’s discussion of the Portfolio’s performance, including the fact that TBCAM had taken over as sub-adviser on May 1, 2014, and concluded that performance was satisfactory in light of all the factors considered.

•	Cash Management Portfolio (subadvised by BofA Advisors). The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe. The Board considered that the voluntary expense limitations of 0.45%, 0.60% and 0.70% for Class 1, Class 2, and Class 3 shares, respectively, would continue for another one-year period.

The Board noted that the Portfolio performed below its Lipper peer index for the one-, three-, and five-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group/Universe for the same periods. The Board noted that the Portfolio is not directly comparable to other money market funds because it does not seek to maintain a stable net asset value (“NAV”). The Board took into account management’s discussion of the Portfolio’s recent performance and concluded that the Portfolio’s performance was being addressed.

•	Corporate Bond Portfolio (subadvised by Federated). The Board noted that actual management fees were above the medians of its Expense Group/Universe. The Board also noted that actual total expenses were below the median of its Expense Group/Universe. The Board considered that actual subadvisory fees were above the medians of its Subadvisory Expense Universe.

The Board noted that the Portfolio outperformed its Lipper peer index for the one-, three-, and five-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group/Universe for the same periods. The Board concluded performance was satisfactory.

•	Davis Venture Value Portfolio (subadvised by Davis). The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio performed below its Lipper peer index for the one-, three- and five-year periods. The Board further considered that the Portfolio performed below the medians of its Performance Group/Universe for the same periods. The Board took into account management’s discussion of the Portfolio’s performance and noted management is closely monitoring the Portfolio. The Board concluded performance was being addressed.

•	“Dogs” of Wall Street Portfolio (advised by SAAMCo). The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group/Universe.

The Board noted that the Portfolio performed below its Lipper peer index for the one-year period and outperformed its Lipper peer index for the three-, and five-year periods. The Board also noted that the Portfolio performed below the median of its Performance Group/Universe for the one-year period and above for the three- and five-year periods. The Board concluded that performance was satisfactory.

•	Dynamic Allocation Portfolio (advised/subadvised by SAAMCo and AllianceBernstein). The Board noted that actual management fees were above the medians of its Expense Group/Universe. The Board also noted that actual total expenses were below the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were below the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one-year period and underperformed for the period from the Portfolio’s inception to June 30, 2014. The Board also considered that performance was above the median of its Performance Universe during the same periods. With respect to the Performance Group, the Portfolio performed above the median for the one-year period and at the median from the time of the Portfolio’s inception to June 30, 2014. The Board took into account management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula, and concluded that performance was satisfactory in light of all factors considered.

•	Dynamic Strategy Portfolio (advised/subadvised by SAAMCo and AllianceBernstein). The Board noted that actual management fees were above the medians of its Expense Group/Universe. The Board also noted that actual total expenses were below the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were below the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio performed below its Lipper peer index for the one-year period and for the period from the Portfolio’s inception to June 30, 2014. The Board also considered that performance was above the median of its Performance Universe during the same periods. With respect to the Performance Group, the Portfolio performed above the median for the one-year period and at the median from the time of the Portfolio’s inception to June 30, 2014. The Board took into account management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula, and concluded that performance was satisfactory in light of all factors considered.

•

Emerging Markets Portfolio (subadvised by JP Morgan).    The Board considered that actual management fees and actual total expenses were below the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were below

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the medians of its Subadvisory Expense Group/Universe. The Board considered that SAAMCo is contractually obligated to waive its advisory fee so that the advisory fee payable by the Portfolio to SAAMCo equals 1.00% of average daily net assets.

The Board considered that the Portfolio performed below its Lipper peer index for the one, three- and five-year periods. The Board further considered that the Portfolio performed below the median of its Performance Group/Universe for the one-, three-, and five-year periods. The Board took into account management’s discussion of the Portfolio’s recent performance, including that JP Morgan had taken over as sub-adviser effective January 2013 and concluded performance was being addressed.

•	Equity Index Portfolio (advised by SAAMCo). The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board considered management’s discussion of the Portfolio’s fees.

The Board noted that the Portfolio performed below its Lipper peer index for the one-, three-, and five-year periods. The Board also noted that the Portfolio performed below the medians of its Performance Group/Universe for the same period. The Board considered noted flows have increased since the Portfolio has become an investment option in the SunAmerica Dynamic Allocation and SunAmerica Dynamic Strategy Portfolios. The Board also considered management’s discussion of the Portfolio’s relative performance, as well as its investment goal, and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Equity Opportunities Portfolio (subadvised by OppenheimerFunds). The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were above the median of its Subadvisory Expense Universe and at the median of its Subadvisory Expense Group. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for the same periods. With respect to the Performance Group, the Board noted that the Portfolio performed below the median for the one-year period and above for the three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Foreign Value Portfolio (subadvised by Templeton). The Board considered that actual management fees were above the median of its Expense Universe and at the median of its Expense Group. The Board also considered that actual total expenses were below the medians of its Expense Group/Universe. The Board also considered that actual subadvisory fees were above the median of its Subadvisory Expense Universe.

The Board considered that the Portfolio performed below its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Portfolio performed below the median of its Performance Group for the same periods. The Board further considered that performance was below the median of its Performance Universe for the one- and five-year periods and above the median for the three-year period. The Board took into account management’s discussion of performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Fundamental Growth Portfolio (subadvised by Wells Capital). The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its Lipper peer index for the one-year period and performed below its Lipper peer index for the three- and five-year periods. The Board also considered that the Portfolio performed below the median of its Performance Group for the one-, three-, and five-year periods. The Portfolio also performed below the median of its Performance Universe for the three- and five-year periods and performed above the median for the one-year period. The Board took account of management’s discussion regarding performance and concluded performance was satisfactory in light of all the factors considered.

•	Global Bond Portfolio (subadvised by GSAM-International). The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were at the medians of its Subadvisory Expense Group/Universe.

The Board noted that the Portfolio performed above its Lipper peer index for the one-year period and performed under its Lipper peer index for the three- and five-year periods. The Board also noted that the Portfolio performed at the median of its Performance Group for the one-year period and performed below the median for the three- and five-year periods. With respect to the Performance Universe, the Board noted that the Portfolio performed above the median for the one-year period and performed below the median for the three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was being addressed.

•	Global Equities Portfolio (subadvised by JP Morgan). The Board noted that actual management fees were above the medians of its Expense Group/Universe. The Board also noted that actual total expenses were below the medians of its Expense Group/Universe. The Board also considered that that actual subadvisory fees were above the median of its Subadvisory Expense Universe and below the median of its Subadvisory Expense Group.

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The Board noted that the Portfolio performed above its Lipper peer index for the one-year period and performed below its Lipper peer index for the three-, and five-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group/Universe for the one-year period and performed below the medians of its Performance Group/Universe for the three- and five-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted management is closely monitoring the Portfolio. The Board concluded that performance was being addressed.

•	Growth-Income Portfolio (subadvised by JP Morgan). The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were below the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group/Universe for the same periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory in light of all the factors considered.

•	Growth Opportunities Portfolio (subadvised by Invesco). The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group/Universe. The Board also noted that subadvisory fees were below the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the three-year period and underperformed its Lipper peer index for the one- and five-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted management is closely monitoring the Portfolio. The Board concluded that performance was being addressed.

•	High-Yield Bond Portfolio (subadvised by PineBridge). The Board noted that actual management fees were above the median of its Expense Universe and below the median of its Expense Group. The Board also considered that actual total expenses were below the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were below the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one,- three- and five-year periods. The Board also considered that the Portfolio performed above the median of its Performance Universe for the one-, three- and five-year periods. With respect to the Performance Group, the Board considered that the Portfolio performed below the median for the one-year period and above the median for the three- and five-year periods. The Board concluded that performance was satisfactory in light of all the factors considered.

•	International Diversified Equities Portfolio (subadvised by Morgan Stanley). The Board noted that actual management fees were at the median of its Expense Group and below the median of its Expense Universe. The Board also noted that actual total expenses were at the median of its Expense Group and below the median of its Expense Universe. The Board further noted that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio performed below its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the median for the three- and five-year periods. With respect to the Performance Universe, the Portfolio performed below the median for the one-, three- and five-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted management is closely monitoring the Portfolio. The Board concluded that performance was being addressed.

•	International Growth and Income Portfolio (subadvised by Putnam). The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe. The Board noted that SAAMCo and Putnam each agreed to waive 0.05% of their advisory and subadvisory fees, respectively.

The Board considered that the Portfolio performed below its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Portfolio performed below the median of its Performance Group for the one-year period, at the median for the three-year period and above the median for the five-year period. With respect to the Performance Universe, the Portfolio performed below the median for the one-year period and above the median for the three- and five-year periods. The Board concluded that performance was satisfactory in light of all the factors considered.

•	Marsico Focused Growth Portfolio (subadvised by Marsico). The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio performed below its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Portfolio performed below the median of its Performance Group for the one- and five-year periods and at the median for the three-year period. The Board also noted that performance was below the median of its Performance Universe during the one-, three- and five-year periods. The Board considered management’s discussion of the Portfolio’s recent performance, including management’s monitoring efforts, and concluded that performance was being addressed.

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•	MFS Massachusetts Investors Trust Portfolio (subadvised by MFS). The Board noted that actual management fees were above the medians of its Expense Group/Universe. The Board also noted that actual total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board also noted that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its Lipper peer index for the one- and five-year periods and above for the three-year period. The Board also considered that the Portfolio performed below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	MFS Total Return Portfolio (subadvised by MFS). The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one-, three-, and five-year periods. The Board also considered that the Portfolio performed below the median of its Performance Group for the one-, three- and five-year periods. The Board further considered that the Portfolio’s performance was above the median of its Performance Universe for the one-, three-, and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded that the Portfolio’s performance was satisfactory in light of all factors considered.

•	Mid-Cap Growth Portfolio (subadvised by JP Morgan). The Board considered that actual management fees were above the medians of its Expense Group/Universe. The Board also considered that actual total expenses were below the medians of its Expense Group/Universe. The Board noted that actual subadvisory fees were below the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one-, three- and five-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group/Universe for the one-, three-, and five-year periods. The Board took account of management’s discussion of the Portfolio’s performance and concluded performance was satisfactory in light of all factors considered.

•	Real Estate Portfolio (subadvised by Pyramis). The Board noted that actual management fees were above the medians of its Expense Group/Universe and actual total expenses were below the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe.

The Board noted that the Portfolio performed below its Lipper peer index for the one- and five-year periods and above its Lipper peer index for the three-year period. The Board also noted that the Portfolio performed below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took account of management’s discussion, that Pyramis had taken over as sub-adviser effective October 1, 2013, and concluded the Portfolio’s performance was being addressed.

•	Small & Mid Cap Value Portfolio (subadvised by AllianceBernstein). The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio performed below its Lipper peer index for the one- and three-year periods and performed above its Lipper peer index for the five-year period. The Board also considered that the Portfolio performed above the median of its Performance Universe for the one-, three- and five-year periods. With respect to the Performance Group, the Portfolio performed below the median for the one- and five-year periods and at the median for the three-year period. The Board considered management’s discussion of the Portfolio’s performance and concluded performance was satisfactory in light of all of the factors considered.

•	Small Company Value Portfolio (subadvised by Franklin). The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board further noted that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio outperformed its Lipper peer index for the one-, three-, and five-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and concluded performance was satisfactory in light of all factors considered.

•	Technology Portfolio (subadvised by Columbia). The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were at the medians of its Subadvisory Expense Group/Universe. The Board also noted that SAAMCo is voluntarily waiving 0.10% of its advisory fee.

The Board noted that the Portfolio performed above its Lipper peer index for the one-year period and below its Lipper peer index for the three- and five-year periods. The Board also noted that the Portfolio performed above the median of its Performance Group for the one- and three-year periods and below the median for the five-year period. With respect to the Performance Universe, the Board noted that the Portfolio performed above the median for the one-year period and below for the three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and noted management is closely monitoring the Portfolio. The Board concluded performance was being addressed.

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•	Telecom Utility Portfolio (subadvised by MFS). The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe. The Board considered management’s discussion of the Portfolio’s fees and expenses. The Board also considered the small-size of the Portfolio relative to its peers.

The Board considered that the Portfolio outperformed its Lipper peer index for the one-, three-, and five-year periods. The Board also considered that the Portfolio performed below the median of its Performance Group for the one-, three-, and five-year periods. With respect to the Performance Universe, the Portfolio performed below the median for the one- and three-year periods and above for the five-year period. The Board concluded performance was satisfactory in light of all factors considered.

•	Total Return Bond Portfolio (subadvised by PIMCO). The Board noted that both actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were above the medians of its Subadvisory Expense Group/Universe.

The Board considered that the Portfolio performed below its Lipper peer index for the one,- three- and five-year periods. The Board further considered that the Portfolio performed below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board took into account management’s discussion of the Portfolio’s performance and noted management is closely monitoring the Portfolio. The Board concluded performance was being addressed.

•	VCP Total Return Balanced Portfolio (sub advised by PIMCO). The Board noted that actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were above the medians of its Expense Group/Universe. The Board further noted that there is an expense limitation of 1.16% on Class 3 shares. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed above its Lipper peer index for the one-year period and from the time of the Portfolio’s inception until June 30, 2014. The Board also considered that the Portfolio performed above the medians of its Performance Group/Universe for the one-year period and from the time of the Portfolio’s inception until June 30, 2014. The Board concluded that the Portfolio’s performance was satisfactory.

•	VCPSM Value Portfolio (sub advised by Invesco). The Board noted that actual management fees and actual total expenses were above the medians of its Expense Group/Universe. The Board also noted that actual subadvisory fees were above the medians of its Expense Group/Universe. The Board further noted that there is an expense limitation of 1.225% on Class 3 shares. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its Lipper peer index for the one-year period and from the time of the Portfolio’s inception until June 30, 2014. The Board also considered that the Portfolio performed b the medians of its Performance Group/Universe for the one-year period and from the time of the Portfolio’s inception until June 30, 2014. The Board concluded that the Portfolio’s performance was satisfactory.

The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”).

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including support to help offset costs for training (including training of registered representatives of AIG Capital Services, Inc. to support sales of the Portfolios and corresponding annuities).

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

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Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability with respect to the services it provides to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company (“AGL”) that provides that SAAMCo contribute to AGL, its profits earned through its management role to the Trust. The Board also considered that SAAMCo has entered into agreements with The United States Life Insurance Company in the City of New York (U.S. Life) wherein SAAMCo pays U.S. Life a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

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SA JPMORGAN MFS CORE BOND PORTFOLIO

APPROVAL OF ADVISORY AGREEMENTS

January 31, 2015 (unaudited)

At a meeting held on December 11, 2014, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved a subadvisory agreement (the “JPMorgan Subadvisory Agreement”) between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and J.P. Morgan Investment Management Inc. (“JPMorgan”) with respect to the Total Return Bond Portfolio (the “Portfolio”) and a subadvisory agreement (the “MFS Subadvisory Agreement”) between SAAMCo and Massachusetts Financial Services Co. (“MFS”) with respect to the Portfolio. JP Morgan and MFS are collectively referred to as the “Subadvisers.” The Board, including the Independent Trustees, also approved the termination of the subadvisory agreement between SAAMCo and Pacific Investment Management Company LLC (“PIMCO”) with respect to the Portfolio.

The Board also approved a change in the name of the Portfolio to “SA JPMorgan MFS Core Bond Portfolio” effective upon the change in Subadvisers.

In connection with the approval of the JP Morgan Subadvisory Agreement and the MFS Subadvisory Agreement, the Board received materials related to certain factors used in its consideration whether to approve such Subadvisory Agreements. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services provided by the Subadvisers, including a review of the investment performance of the Trust;

(3)	the size and structure of the subadvisory fee and any other material payments to the Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Subadvisers and their affiliates from the relationship with the Trust;

(4)	the organizational capability and financial condition of the Subadvisers and their affiliates;

(5)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(6)	the fees paid by the Adviser to the Subadvisers for managing the Portfolio.

In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of the Subadvisers and the amounts retained by SAAMCo; and (c) information regarding the Subadvisers’ compliance and regulatory history.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Subadvisory Agreements. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (the “Subadvisor Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered expenses and performance of the Subadvisers with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by the Subadviser. In making its evaluation, the Board considered that SAAMCo acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio’s assets, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that the Subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolio they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning its activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board considered the personnel of each Subadviser that is involved in the investment management, administration, compliance and risk

356

management activities with respect to the Portfolio, as well as current and projected staffing levels. The Board was informed that in management’s judgment, each Subadviser has the size, viability and resources to attract and retain highly qualified investment professionals. The Board reviewed the qualifications, background and responsibilities of the staff of each Subadviser that are responsible for providing investment management services to the Portfolio.

The Board also reviewed and considered each Subadviser’s compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to serve as subadviser to the Portfolio. The Board considered each Subadviser’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on each Subadviser’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by each Subadviser and that there was a reasonable basis on which to conclude that each Subadviser would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvisor Expense Group/Universe for the Portfolio. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper Inc. (“Lipper”) as well as information provided by management. The Board also considered advisory fees received by the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolio as well as performance data from management and the Subadvisers with respect to the Portfolio and any other mutual funds or other accounts advised or subadvised by the Subadvisers with similar investment objectives and/or strategies, as applicable.

The Subadvisor Expense Group consists of the Portfolio and a select group of funds that are chosen to be comparable to the Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category, asset size and expense components. The Subadvisor Expense Universe generally consists of the Portfolio, the funds in its Subadvisor Expense Group, and all other funds in the asset category or categories included in the Subadvisor Expense Group regardless of asset size or primary channel of distribution.

The performance information included information as of September 30, 2014 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar peer group, and a subadviser’s performance within a portfolio. The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolio’s fees and expenses and performance, the Board considered information, including but not limited to, the following expense and performance information provided by Lipper and management in making its determinations. It was noted that projected subadvisory fees and total expenses were calculated as of the Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Subadvisor Expense Group/Universe.

•	Total Return Bond Portfolio. The Board considered that the proposed subadvisory fee with respect to JPMorgan was below the median of its Subadvisory Expense Group/Universe. The Board further noted that the proposed subadvisory fee with respect to MFS was below the median of its Subadvisory Expense Group at all asset levels and at the median of its Subadvisory Expense Universe at lower asset levels and below the median at higher asset levels. The Board also noted that SAAMCo proposed to contractually waiving 0.10% of its advisory fee for as long as the JPMorgan Subadvisory Agreement and MFS Subadvisory Agreement are in place.

•	The Board further considered that PIMCO’s performance was within the bottom quintile with respect to its Lipper peer category for the one-year period, ranked in the third quintile for the three-year period and ranked in the fourth quintile for the five-year period. The Board also considered the composite performance of JPMorgan’s Core Bond accounts for each of the last five years and of MFS’ Research Bond accounts for each of the last five years, as well as a simulated performance with 50% allocated to each Subadviser. The simulated account outperformed the Barclays U.S. Aggregate Bond Index for each year except for the third year during which the composite underperformed the Barclays U.S. Aggregate Bond Index.

The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers are proposing to provide services at a cost that is competitive with other similar funds.

357

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee retained by SAAMCo. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolio pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”).

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolio’s shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolio to the same extent the Portfolio receives certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in the Portfolio. Finally, the Board considered that the Life Companies receive revenue sharing payments from SAAMCo and certain other persons in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolio, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolio or from investment management fees received by SAAMCo.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolio were reasonable.

Profitability and Economies of Scale.

The Board noted that the subadvisory fees paid pursuant to each Subadvisory Agreement are paid by SAAMCo out of its advisory fees. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. The Board determined that the profitability to each Subadviser in connection with its relationship with the Portfolio is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board considered that the MFS Subadvisory Agreement also contains breakpoints in the fee schedule, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreement, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to each Subadviser’s profitability and the costs of providing services, the Board concluded that the potential for economies of scale in each Subadviser’s management of the Portfolio are not a material factor in its consideration at this time.

Terms of Subadvisory Agreement.

The Board, including the Independent Trustees, reviewed the terms of each Subadvisory Agreement including the duties and responsibilities undertaken by SAAMCo and the Subadviser as discussed above. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of each Subadvisory Agreement.

Conclusions.

In reaching its decision to recommend the approval of the Subadvisory Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that each Subadviser possesses the capability and resources to perform the duties required of it under its Subadvisory Agreement.

Further, based upon its review of the Subadvisory Agreements, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of each Subadvisory Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

358

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Disinterested Trustee

Garrett Bouton Age: 70	Trustee	2007 – Present	Retired (2003 – Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	61	Chairman/Director, The LECG Company (consulting services) (2006-2010).

Carl D. Covitz Age: 75	Trustee	2001 – Present	Owner and President, Landmark Capital, Inc. (1973 – Present).	61	Director, Arden Realty, Inc. (real estate) (1995-2006).

Jane Jelenko Age: 66	Trustee	2006 – Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting). (2003 – Present).	61	Director, Countrywide Bank (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012 – Present).

Gilbert T. Ray Age: 70	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000 – Present).	61	Director, Advanced Auto Parts, Inc. (retail, auto and home supply stores) (2002 - Present); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director Dine Equity (services — restaurant) (2004 - Present); Director Diamond Rock Hospitality (financial — real estate) (2005 – Present); Director, Towers Watson & Co. (2010 – Present).

Allan L. Sher Age: 83	Trustee	1997 – Present	Retired Brokerage Executive (1992 – Present).	61	Director, Bowl America Inc. (1997-Present).

Bruce G. Willison Age: 66	Trustee and Chairman	2001 – Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc (2009-2010).	61	Director, GrandPoint Bank (banking). (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2003 – Present); Director, Health Net, Inc. (health insurance) (2000-Present).
Interested Trustee

Peter A. Harbeck(2) Age: 61	Trustee	2014 – Present	President, CEO and Director, SAAMCo (1995 – Present); Director, AIG Capital Services, Inc. (“ACS”) (1993 – Present); Chairman, Advisor Group, Inc. (2004 – Present).	138	None.

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SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Officers

John T. Genoy Age: 45	President	2007 – Present	Chief Financial Officer and Director, SAAMCo (2002 to Present); Senior Vice President, SAAMCo (2003 to Present); Chief Operating Officer, SAAMCo (2006 to Present).	N/A	N/A

Nori L. Gabert Age: 61	Vice President and Assistant Secretary	2005 – Present	Vice President and Deputy General Counsel, SAAMCo (2005 to Present)	N/A	N/A

Katherine Stoner Age: 58	Vice President and Chief Compliance Officer	May 2011 – Present	Vice President, SAAMCo (2011- Present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”) and Western National Life Insurance Company (“WNL”) (2006 – Present); Deputy General Counsel and Secretary, VALIC and WNL (2007 – Present); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010 – Present).	N/A	N/A

Gregory N. Bressler Age: 48	Vice President and Assistant Secretary	2005 – Present	Senior Vice President and General Counsel, SAAMCo (2005 to Present)	N/A	N/A

Gregory R. Kingston Age: 49	Treasurer	2014 – Present	Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration (2014 – Present)	N/A	N/A

Shawn Parry Age: 42	Vice President and Assistant Treasurer	2005 – Present	Assistant Vice President, SAAMCo (2005 – 2014); Vice President, SAAMCo (2014 – Present)	N/A	N/A

Donna McManus Age: 54	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014 – Present); Managing Director, BNY Mellon (2009-2014)	N/A	N/A

Matthew J. Hackethal Age: 43	Anti-Money Laundering Compliance Officer	2006 – Present	Chief Compliance Officer, SAAMCo (2007 – Present).	N/A	N/A

†	The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the Trust (40 portfolios), the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Speciality Series (7 funds), VALIC Company I (34 portfolios), and VALIC Company II (15 funds).
(2)	Interested Trustee, as defined within the Investment Company Act of 1940, because he serves as President, CEO and Director of SAAMCo, Director of ACS, and Chairman of the Advisor Group, Inc.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the investment act of 1940.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

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SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended January 31, 2015.

During the year ended January 31, 2015, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains *	Qualifying % for the 70% Dividends Received Deduction
Cash Management Portfolio Class 1	$—	$—	$—	$—	—%
Cash Management Portfolio Class 2	—	—	—	—	—
Cash Management Portfolio Class 3	—	—	—	—	—
Corporate Bond Portfolio Class 1	0.54	0.50	—	0.04	0.13
Corporate Bond Portfolio Class 2	0.52	0.48	—	0.04	0.13
Corporate Bond Portfolio Class 3	0.51	0.47	—	0.04	0.13
Global Bond Portfolio Class 1	—	—	—	—	—
Global Bond Portfolio Class 2	—	—	—	—	—
Global Bond Portfolio Class 3	—	—	—	—	—
High-Yield Bond Portfolio Class 1	0.31	0.31	—	—	0.11
High-Yield Bond Portfolio Class 2	0.30	0.30	—	—	0.11
High-Yield Bond Portfolio Class 3	0.30	0.30	—	—	0.11
SA JPMorgan MFS Core Bond Portfolio Class 1	0.12	0.12	—	—	—
SA JPMorgan MFS Core Bond Portfolio Class 2	0.10	0.10	—	—	—
SA JPMorgan MFS Core Bond Portfolio Class 3	0.10	0.10	—	—	—
Balanced Portfolio Class 1	0.28	0.28	—	—	70.07
Balanced Portfolio Class 2	0.26	0.26	—	—	70.07
Balanced Portfolio Class 3	0.24	0.24	—	—	70.07
MFS Total Return Portfolio Class 1	0.41	0.41	—	—	62.61
MFS Total Return Portfolio Class 2	0.38	0.38	—	—	62.61
MFS Total Return Portfolio Class 3	0.36	0.36	—	—	62.61
SunAmerica Dynamic Allocation Portfolio Class 3	0.16	0.07	0.01	0.08	21.80
SunAmerica Dynamic Strategy Portfolio Class 3	0.05	0.05	—	0.00	41.91
VCP Total Return BalancedSM Portfolio Class 3	0.39	—	0.13	0.26	—
VCPSM Value Portfolio Class 3	0.28	0.11	0.09	0.08	36.78
Telecom Utility Portfolio Class 1	0.40	0.40	—	—	64.17
Telecom Utility Portfolio Class 2	0.38	0.38	—	—	64.17
Telecom Utility Portfolio Class 3	0.37	0.37	—	—	64.17
Equity Index Portfolio Class 1	0.24	0.11	0.09	0.04	66.51
Growth-Income Portfolio Class 1	1.59	0.40	0.12	1.07	98.82
Growth-Income Portfolio Class 2	1.54	0.35	0.12	1.07	98.82
Growth-Income Portfolio Class 3	1.54	0.35	0.12	1.07	98.82
Equity Opportunities Portfolio Class 1	0.07	0.07	—	—	100.00
Equity Opportunities Portfolio Class 2	0.05	0.05	—	—	100.00
Equity Opportunities Portfolio Class 3	0.04	0.04	—	—	100.00
Davis Venture Value Portfolio Class 1	2.87	0.19	0.10	2.58	100.00
Davis Venture Value Portfolio Class 2	2.82	0.14	0.10	2.58	100.00
Davis Venture Value Portfolio Class 3	2.79	0.11	0.10	2.58	100.00

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SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains *	Qualifying % for the 70% Dividends Received Deduction
Dogs” of Wall Street Portfolio Class 1	$0.74	$0.19	$0.25	$0.30	56.18%
Dogs” of Wall Street Portfolio Class 2	0.72	0.17	0.25	0.30	56.18
Dogs” of Wall Street Portfolio Class 3	0.72	0.17	0.25	0.30	56.18
Alliance Growth Portfolio Class 1	—	—	—	—	—
Alliance Growth Portfolio Class 2	—	—	—	—	—
Alliance Growth Portfolio Class 3	—	—	—	—	—
Capital Growth Portfolio Class 1	0.01	0.01	—	—	100.00
Capital Growth Portfolio Class 2	—	—	—	—	100.00
Capital Growth Portfolio Class 3	—	—	—	—	100.00
MFS Massachusetts Investors Trust Portfolio Class	0.98	0.13	0.07	0.78	100.00
MFS Massachusetts Investors Trust Portfolio Class	0.94	0.09	0.07	0.78	100.00
MFS Massachusetts Investors Trust Portfolio Class	0.93	0.08	0.07	0.78	100.00
Fundamental Growth Portfolio Class 1	—	—	—	—	—
Fundamental Growth Portfolio Class 2	—	—	—	—	—
Fundamental Growth Portfolio Class 3	—	—	—	—	—
Blue Chip Growth Portfolio Class 1	0.47	0.00	0.44	0.03	6.66
Blue Chip Growth Portfolio Class 2	0.47	—	0.44	0.03	6.66
Blue Chip Growth Portfolio Class 3	0.47	—	0.44	0.03	6.66
Real Estate Portfolio Class 1	1.60	0.23	—	1.37	—
Real Estate Portfolio Class 2	1.57	0.20	—	1.37	—
Real Estate Portfolio Class 3	1.55	0.18	—	1.37	—
Small Company Value Portfolio Class 1	0.90	0.08	0.05	0.77	100.00
Small Company Value Portfolio Class 3	0.84	0.02	0.05	0.77	100.00
Mid-Cap Growth Portfolio Class 1	1.55	—	—	1.55	—
Mid-Cap Growth Portfolio Class 2	1.55	—	—	1.55	—
Mid-Cap Growth Portfolio Class 3	1.55	—	—	1.55	—
Aggressive Growth Portfolio Class 1	—	—	—	—	—
Aggressive Growth Portfolio Class 2	—	—	—	—	—
Aggressive Growth Portfolio Class 3	—	—	—	—	—
Growth Opportunities Portfolio Class 1	1.32	—	0.24	1.08	14.30
Growth Opportunities Portfolio Class 2	1.32	—	0.24	1.08	14.30
Growth Opportunities Portfolio Class 3	1.32	—	0.24	1.08	14.30
Marsico Focused Growth Portfolio Class 1	0.84	0.00	0.12	0.72	60.07
Marsico Focused Growth Portfolio Class 2	0.84	—	0.12	0.72	60.07
Marsico Focused Growth Portfolio Class 3	0.84	—	0.12	0.72	60.07
Technology Portfolio Class 1	—	—	—	—	—
Technology Portfolio Class 2	—	—	—	—	—
Technology Portfolio Class 3	—	—	—	—	—
Small & Mid Cap Value Portfolio Class 1	3.70	0.20	0.67	2.83	30.27
Small & Mid Cap Value Portfolio Class 2	3.66	0.16	0.67	2.83	30.27
Small & Mid Cap Value Portfolio Class 3	3.64	0.14	0.67	2.83	30.27

362

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains *	Qualifying % for the 70% Dividends Received Deduction
International Growth and Income Portfolio Class 1	$0.19	$0.19	$—	$—	1.20%
International Growth and Income Portfolio Class 2	0.18	0.18	—	—	1.20
International Growth and Income Portfolio Class 3	0.16	0.16	—	—	1.20
Global Equities Portfolio Class 1	0.13	0.13	—	—	64.91
Global Equities Portfolio Class 2	0.10	0.10	—	—	64.91
Global Equities Portfolio Class 3	0.09	0.09	—	—	64.91
International Diversified Equities Portfolio Class 1	0.16	0.16	—	—	—
International Diversified Equities Portfolio Class 2	0.15	0.15	—	—	—
International Diversified Equities Portfolio Class 3	0.14	0.14	—	—	—
Emerging Markets Portfolio Class 1	0.10	0.10	—	—	0.28
Emerging Markets Portfolio Class 2	0.09	0.09	—	—	0.28
Emerging Markets Portfolio Class 3	0.08	0.08	—	—	0.28
Foreign Value Portfolio Class 1	0.21	0.21	—	—	—
Foreign Value Portfolio Class 2	0.18	0.18	—	—	—
Foreign Value Portfolio Class 3	0.17	0.17	—	—	—

The International Growth and Income, International Diversified Equities, Emerging Markets and Foreign Value Portfolios make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid by each Portfolio to its shareholders. The total amounts of foreign taxes passed through to the shareholders for the fiscal year ended January 31, 2015 were $708,698, $402,197, $748,566 and $1,972,268 respectively. The foreign source income information reporting is $13,231,626, $7,410,144, $12,968,617 and $34,288,721 respectively.

363

COMPARISONS: PORTFOLIOS VS. INDEXES

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented SunAmerica Series Trust Portfolios (with the exception of Cash Management) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended January 31, 2015.

The following graphs and tables show the performance of the portfolios of the SunAmerica Series Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expenses are deducted from the performance of the indexes.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interset rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

BofA Advisors, LLC

Cash Management Portfolio — Class 1

Cash Management Portfolio
Average Annual Total Returns as of 01/31/15
	Class 1*	Class 2*	Class 3*
1-year	-0.19%	-0.38%	-0.48%
5-year	-0.24%	-0.40%	-0.49%
10-year	1.16%	1.00%	0.90%
Since Inception	2.52%	1.02%	0.84%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

(Note: An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Cash Management Portfolio — Class 1 shares posted a return of -0.19% for the 12-month period ending January 31, 2015.

During the 12-month period, economic growth in the U.S. accelerated with Real Gross Domestic Product (GDP) contracting in the first quarter of 2014 followed by two strong quarters of +4.6% and +5.0% during the second and third quarters of 2014 respectively. Throughout the period, the U.S. employment situation continued to improve as nonfarm payroll growth averaged roughly 267,000 per month, while the U.S. unemployment rate declined from roughly 6.7% in February 2014 to approximately 5.7% in January 2015. Notably, over the 2014 calendar year, monthly nonfarm payrolls averaged approximately 260,000 jobs, the strongest pace of job creation since 1999.

364

BofA Advisors, LLC

Cash Management Portfolio — Class 1 — (continued)

Throughout the fiscal year, the Federal Reserve (the Fed) maintained its target federal funds rate in the 0.0%-to-0.25% range. Citing improvement in the employment picture, the Fed continued to reduce the pace of its asset-purchase program before completely ending it at the October FOMC meeting. Throughout most of this period of time, the Fed kept its forward guidance on maintaining the current target federal funds rate range for a considerable amount of time. The Fed further modified its forward guidance regarding monetary policy at its December FOMC meeting by slightly shifting its language by stating it would remain patient with regard to timing in normalizing monetary policy. At the January FOMC meeting, the Fed removed the “considerable time” language from its statement regarding maintaining the current fed funds rate.

At the beginning of the fiscal year period, the three-month London Interbank Offered Rate (LIBOR) stood at roughly 24 basis points (bps). At the end of the period, the three-month LIBOR rose to approximately 25 bps. Most of the increase in LIBOR took place in December and was driven by market expectations that an initial Fed rate hike moved closer in time. Three-month and six-month commercial paper (A1+/P1) rose by approximately 5 bps over the same period of time.

During the first five months of 2014, money market rates were compressed slightly lower driven by the Fed’s open-ended quantitative easing program. Throughout this period of time, the Portfolio maintained its weighted average maturity (WAM) in the mid 40 to low 50 day range, attempting to lock in yield by the purchase of three-through six-month fixed rate paper.

As 2014 progressed, economic growth accelerated, labor market slack diminished and market expectations of future Fed rate hikes moved closer in time. As a result, the Portfolio was positioned to keep the vast majority of its fixed rate holdings maturing before market expectations of the first Fed rate increase. Starting in July, the Portfolio sought increased exposure to floating rate notes.

Throughout the year, the Portfolio continued to emphasize quality and liquidity, ending the period with roughly 71% of portfolio securities scheduled to mature within 90 days.

365

Federated Investment Management Company

Corporate Bond Portfolio — Class 1

Corporate Bond Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	6.47%	6.29%	6.17%
5-year	7.17%	7.00%	6.89%
10-year	7.01%	6.85%	6.73%
Since Inception	6.69%	7.20%	7.23%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Barclays U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.
[2]	The Blended Index consists of 75% Barclays U.S. Credit Index and 25% the Barclays U.S. Corporate High Yield 2% Issuer Capped Index.
[3]	The Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index which covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. The index limits the maximum exposure to any one issuer to 2%. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Corporate Bond Portfolio — Class 1 shares posted a return of 6.47% for the 12-month period ending January 31, 2015, compared to a 8.74% return for the Barclays U.S. Credit Index, a 2.41% return for the Barclays U.S. Corporate High Yield 2% Issuer Capped Index, and a 7.14% return by the blended benchmark (75% Barclays U.S. Credit Index/25% Barclays U.S. Corporate High Yield 2% Issuer Capped Index).

Portfolio performance was negatively impacted by having an allocation to the high yield asset class in the range of 28-31% of total assets during the period in which high yield underperformed investment grade. Additional negative contributors to performance included the down-in-quality positioning bias within the investment grade and high yield asset classes, as well as the continued overweight position in the finance sub-sector.

Individual security selection was a significant positive contributor, with positive selection in both the investment grade and high yield asset classes. Positive contributors included positions in Time Warner Cable, Berry Plastics Corp., and ServiceMaster. Negative contributors included positions in Weatherford International, Energy XXI Gulf Coast, and Chaparral Energy.

Duration negatively impacted performance as the Portfolio maintained a short duration position in a period of generally declining interest rates. Yield curve positioning was also a negative contributor as the Portfolio maintained a slight steepening bias when, in fact, the curve flattened considerably. The Portfolio also held an overweight position in the intermediate (5-7 years) part of the curve which underperformed.

366

Goldman Sachs Asset Management International

Global Bond Portfolio — Class 1

Global Bond Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	-2.13%	-2.23%	-2.43%
5-year	2.05%	1.90%	1.79%
10-year	4.26%	4.11%	4.00%
Since Inception	5.41%	4.22%	4.07%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The JPMorgan Global Government Bond Index unhedged is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, United Kingdom, Denmark, Netherlands, United States and France.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Global Bond Portfolio — Class 1 shares posted a return of -2.13% for the 12-month period ending January 31, 2015, compared to a -0.64% return for the JPMorgan Global Government Bond Index (unhedged).

The Portfolio’s duration positioning was the main detractor from performance. This was primarily due to short U.S. and U.K. rates positions. A tactical position in Japanese rates also detracted from results.

Country selection added to performance, driven by the Portfolio’s European Union versus U.S. trade and a long European peripherals versus short European core trade, reflected via a long Italy and Spain versus short Germany position. Both of these trades focused around the 10 year portion of the curve.

Cross-sector positioning contributed to returns, as the Portfolio’s synthetic versus cash basis was beneficial, in particular during the fourth quarter. An overweight bias to corporate risk was also beneficial, as well as an overweight bias to agency and non-agency mortgages, as the sector outperformed over the period.

In aggregate, bottom-up selection strategies contributed to performance. This was driven by selection of medium and short maturity U.S. corporates, together with structured products. Selection in adjustable rate mortgages, collateralized mortgage obligations and pass-throughs contributed in the securitized space. Within the emerging market debt strategy, tactical positioning in Brazil local rates contributed to returns. However, government/swap selection detracted from performance due to the Portfolio’s positioning on the U.K. and U.S. curves.

Positioning within the currency strategy contributed to performance on a relative basis. In particular, tactical positioning in the Euro contributed over the period. An underweight bias to the Australian dollar over most of the period also benefited performance.

367

Goldman Sachs Asset Management International

Global Bond Portfolio — Class 1 — (continued)

The Portfolio utilizes derivatives for the purposes of efficient portfolio management and to hedge out undesired risks within the Portfolio. Among derivatives, forward contracts negatively contributed to the Portfolio value over the period. Interest rate futures positively contributed to the Portfolio value over the period, whereas interest rate swaps negatively contributed to the Portfolio value over the period.

368

PineBridge Investments, LLC

High-Yield Bond Portfolio — Class 1

High-Yield Bond Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	0.99%	0.81%	0.73%
5-year	8.66%	8.49%	8.37%
10-year	6.39%	6.23%	6.11%
Since Inception	6.39%	7.14%	9.22%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The BofA Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. denominated corporate bonds publicly issued in the U.S. domestic market.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The High-Yield Bond Portfolio — Class 1 shares posted a return of 0.99% for the 12-month period ending January 31, 2015, compared to a 2.45% return for the BofA Merrill Lynch High Yield Master II Index.

During the fiscal year, the Portfolio underperformed its benchmark primarily due to sector selection. Through September 2014, performance was largely in line with the benchmark; the performance deficit widened during the calendar fourth quarter as crude prices fell over 41% during this period. This caused broad volatility in the high yield bond market into year-end, particularly in the energy space where the Portfolio was overweight; this trend has reversed somewhat during January 2015.

Sector selection underperformance was partially offset by positive security selection. Negative contributions from independent energy producers, retail, technology, and banking were in excess of positive contributions from chemicals, healthcare, media, and aerospace.

369

J.P. Morgan Investment Management Inc.

Massachusetts Financial Services Company

SA JPMorgan MFS Core Bond Portfolio@ — Class 1

SA JPMorgan MFS Core Bond Portfolio@
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	5.43%	5.37%	5.23%
5-year	4.17%	4.02%	3.90%
10-year	6.15%	6.00%	5.89%
Since Inception	7.05%	6.76%	7.94%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 11/11/02.

[1]	The Barclays U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan MFS Core Bond Portfolio@ — Class 1 shares posted a return of 5.43% for the 12-month period ending January 31, 2015, compared to a 6.61% return for the Barclays U.S. Aggregate Bond Index.

Effective January 16, 2015, J.P. Morgan Investment Management Inc. (“J.P. Morgan”) and Massachusetts Financial Services Company (“MFS”) replaced Pacific Investment Management Company LLC (“PIMCO”) as the new subadvisers for the Portfolio. The Portfolio was also renamed the SA JPMorgan MFS Core Bond Portfolio@ as of the same date. The benchmark continues to be the Barclays U.S. Aggregate Bond Index.

An underweight to the long end of the U.S. yield curve relative to the benchmark was negative for performance as 30-year Treasury yields fell during the fiscal period. In mortgage space, exposure to non-Agency mortgages was positive for performance as the sector continued to benefit from investor demand and the recovery in the housing sector. An overall underweight to investment grade corporate securities was positive for performance as the sector underperformed like-duration Treasuries over the period.

Beyond core sectors, security selection within an allocation to high yield corporate bonds added to performance. An allocation to emerging market (EM) local debt, particularly in Brazil and Mexico, was positive for performance as rates fell in these countries. However, exposure to spreads in EM European countries was negative for performance as these securities underperformed like duration treasuries. Tactical positioning in Treasury Inflation Protected Securities was negative for performance as inflation expectations fell during the period. Finally, a defensive position to the euro and the yen was positive for performance as these currencies depreciated relative to the U.S. dollar.

Derivatives were used in the Portfolio during the year and were instrumental in both hedging other Portfolio positions and obtaining specific exposures. Without taking into account substitutions, hedging, relative value, or other strategies, on an absolute basis interest rate swaps detracted from performance and futures and forward contracts contributed to performance.

@	See Note 1

370

J.P. Morgan Investment Management Inc.

Balanced Portfolio — Class 1

Balanced Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	11.83%	11.64%	11.53%
5-year	11.72%	11.54%	11.44%
10-year	6.56%	6.40%	6.30%
Since Inception	6.39%	4.63%	6.67%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.
[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.
[2]	The Barclays U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.
[3]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents 92% of the total market capitalization of the Russell 3000® Index.
[4]	The Blended Index is comprised of 30% S&P 500 Index, 30% Russell 1000 Index and 40% Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Balanced Portfolio — Class 1 shares posted a return of 11.83% for the 12-month period ending January 31, 2015, compared to 14.22% for the S&P 500 Index, 13.76% for the Russell 1000 Index, 6.61% for the Barclays U.S. Aggregate Bond Index, and a 11.07% return for the blended benchmark of 30% S&P 500 Index/30% Russell 1000 Index/40% Barclays U.S. Aggregate Bond Index.

Both the equity and fixed income portions of the Portfolio outpaced their respective benchmarks for the year. On the fixed-income side, mortgage securities were one of the strongest contributors to outperformance. This gain was somewhat offset by the Portfolio’s investment-grade positioning during the year.

The Portfolio’s allocation in equities performed well during the year versus the respective benchmarks. Most of the Portfolio’s outperformance was driven by positive security selection as sector tilts detracted from performance overall. Security selection was additive in multiple sectors including semiconductors and industrials, where some of the largest contributors included Avago Technologies and Delta Air Lines. Conversely, with respect to industries, the underweight positions in REITs and systems & network hardware detracted from performance as they were among the best performing sectors over the period.

371

Massachusetts Financial Services Company

MFS Total Return Portfolio — Class 1

MFS Total Return Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	8.96%	8.78%	8.70%
5-year	9.94%	9.78%	9.67%
10-year	5.96%	5.80%	5.69%
Since Inception	8.45%	5.86%	7.09%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.
[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.
[2]	The Barclays U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.
[3]	The Blended Index consists 40% Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The MFS Total Return Portfolio — Class 1 shares posted a return of 8.96% for the 12-month period ending January 31, 2015, compared to a 14.22% return for the S&P 500 Index and a 6.61% return for the Barclays U.S. Aggregate Bond Index. The blended benchmark comprising 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index rose by 11.20%.

Within the equity portion of the Portfolio, stock selection in the health care sector detracted from performance relative to the S&P 500 Index. Not holding shares of eye and skin care products company Allergan and biopharmaceutical company Celgene weighed on relative results as both stocks strongly outpaced the benchmark during the fiscal period. Unfavorable stock selection in the financial services sector also weighed on relative results. Overweight positions in global financial services firm JPMorgan Chase & Co., and insurance companies MetLife, Inc. and Prudential Financial, Inc., as well as not owning shares of investment firm Berkshire Hathaway Energy, Co. dampened relative returns. An underweight allocation and, to a lesser extent, weak stock selection in the technology sector also hampered relative performance. Here, an underweight position in strong-performing computer and personal electronics maker Apple, Inc. hurt relative results. Other top relative detractors during the reporting period included the Portfolio’s ownership in shares of iron ore and pellets producer Vale (Brazil) and an overweight position in offshore drilling contractor Ensco PLC. Additionally not holding building materials and home improvement products retailer Home Depot, Inc. also held back relative performance.

372

Massachusetts Financial Services Company

MFS Total Return Portfolio — Class 1 — (continued)

Strong stock selection in the retailing sector benefited returns relative to the S&P 500 Index. Here, overweight positions in retailer Kroger Co. and drugstore retailer CVS Health Corp. boosted relative performance as both stocks strongly outpaced the benchmark during the period. Favorable stock selection in the industrial goods & services sector also aided relative results. Not owning shares of diversified industrial conglomerate General Electric Co., and an overweight position in defense contractor Lockheed Martin Corp. helped relative results. Elsewhere, the Portfolio’s underweight position in internet search giant Google, Inc., and overweight positions in tobacco producer Lorillard, Inc., communications company Frontier Communications, medical devices and supply products manufacturer Covidien PLC and insurance company Travelers Cos., Inc. supported relative performance. Not owning shares of poor-performing wireless communications software company QUALCOMM was also among the Portfolio’s top relative contributors.

The relative currency exposure in the equity portion of the Portfolio, resulting primarily from differences between the Portfolio’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, weighed on relative performance.

The fixed income component of the Portfolio outperformed the Barclays U.S. Aggregate Bond Index due to a modest overweight in the credit markets. Overweight exposure to the bonds of finance companies proved particularly helpful to relative return. In addition, positive selection results in corporate bonds and mortgage-backed securities added to performance. Finally, while the duration of the fixed income component was approximately neutral to the fixed income index, the Portfolio was slightly overweight the longer end of the yield curve, and this benefited relative performance as longer Treasuries rallied.

The fixed income component’s bias toward the lower end of the investment-grade credit spectrum weighed on results relative to the Barclays U.S. Aggregate Bond Index during the fiscal period as credit spreads widened. During the period, spread widening was more pronounced in lower rated investment grade securities than in those of better quality.

373

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SunAmerica Dynamic Allocation Portfolio — Class 3

SunAmerica Dynamic Allocation Portfolio
Average Annual Total Returns as of 1/31/15
Class 3*
1-year	5.87%
5-year	N/A
10-year	N/A
Since Inception	8.87%
*	Inception date for Class 1: 1/23/12.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies
[2]	The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.
[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SunAmerica Dynamic Allocation Portfolio — Class 3 shares returned 5.87% during the 12-month period ended January 31, 2015, compared to the 14.22% for the S&P 500 Index, 6.61% for the Barclays U.S. Aggregate Bond Index, and a 11.20% return for the blended benchmark of 60% S&P 500 Index / 40% Barclays U.S. Aggregate Bond Index.

The Portfolio consists of two components: A Fund-of-Funds Component representing a combination of underlying Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust Portfolios, and an Overlay Component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.

For the fiscal period, the overall Fund underperformed the blended benchmark of 60% S&P 500 Index/ 40% Barclays U.S. Aggregate Bond Index, due to the under-performance of its Fund-of-Funds Component and its derivative positions.

Within the equity portion of the Fund-of-Funds Component, results generally under-performed the S&P 500 Index. The Portfolio benefitted from exposure in the Mid Cap Value category, one of the best performing areas of the market. However, gains were more than offset by exposure to the International, Small Cap and Emerging Markets categories.

Within the fixed income portion of the Fund-of-Funds Component, results generally underperformed the Barclays U.S. Aggregate Bond Index. The SA JPMorgan MFS Core Bond, SAST Corporate Bond, and SST Diversified Fixed Income Portfolios were among the largest detractors from relative results.

Manager selection within the Fund-of-Funds Component was negative during the period, particularly among Large Cap Core, Large Cap Growth, and fixed income portfolios.

374

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SunAmerica Dynamic Allocation Portfolio — Class 3 — (continued)

The Overlay Component includes S&P 500 Index futures and options to manage net equity exposure, which reduced Portfolio performance relative to the blended benchmark during the period. In isolation, equity futures detracted from absolute returns and equity options contributed positively. The Portfolio manages its equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay Component will decrease its net equity exposure and during periods when forecasted volatility is lower, the net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60-65% over the long term.

375

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SunAmerica Dynamic Strategy Portfolio — Class 3

SunAmerica Dynamic Strategy Portfolio
Average Annual Total Returns as of 1/31/15
Class 3*
1-year	5.47%
5-year	N/A
10-year	N/A
Since Inception	9.82%
*	Inception date for Class 1: 7/16/12.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is marketweighted, the index will reflect changes in larger companies more heavily than those in smaller companies.
[2]	The Barclays U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.
[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SunAmerica Dynamic Strategy Portfolio — Class 3 shares returned 5.47% during the 12-month period ended January 31, 2015, compared to the 14.22% for the S&P 500 Index, 6.61% for the Barclays U.S. Aggregate Bond Index, and a 11.20% return for the blended benchmark of 60% S&P 500 Index / 40% Barclays U.S. Aggregate Bond Index.

The Portfolio consists of two components: A Fund-of-Funds Component representing a combination of underlying Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust Portfolios, and an Overlay Component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.

For the fiscal period, the overall Fund underperformed the blended benchmark of 60% S&P 500 Index/ 40% Barclays U.S. Aggregate Bond Index, due to the under-performance of its Fund-of-Funds Component and its derivative positions.

Within the equity portion of the Fund-of-Funds Component, results generally underperformed the S&P 500 Index. The Portfolio benefitted from exposure in the Specialty and Large Cap Growth categories, as the SAST Real Estate and the SST Large Cap Growth Portfolios outperformed the S&P 500 Index. However, gains were more than offset by exposure in the International, Small Cap and Large Value categories.

Within the fixed income portion of the Fund-of-Funds Component, holdings generally underperformed the Barclays U.S. Aggregate Bond Index. While the SAST Corporate Bond Portfolio was among the better performing fixed income portfolios, other portfolios lagged, including the SAST Global Bond, SAST High Yield, and SA JPMorgan MFS Core Bond Portfolios, and detracted from relative results.

Manager selection within the Fund-of-Funds Component was negative overall during the period, particularly among Large Cap Core, International, and fixed income portfolios.

376

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SunAmerica Dynamic Strategy Portfolio — Class 3 — (continued)

The Overlay Component includes S&P 500 Index futures and options to manage net equity exposure, which reduced Portfolio performance relative to the blended benchmark during the period. In isolation, equity futures detracted from absolute returns and equity options contributed positively. The Portfolio manages its equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay Component will decrease its net equity exposure and during periods when forecasted volatility is lower, the net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60-65% over the long term.

377

Pacific Investment Management Company LLC (“PIMCO”)

VCP Total Return BalancedSM Portfolio — Class 3

VCP Total Return BalancedSM Portfolio
Average Annual Total Returns as of 1/31/15
Class 3*
1-year	6.46%
5-year	N/A
10-year	N/A
Since Inception	7.64%
*	Inception date for Class 1: 5/1/13

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is marketweighted, the index will reflect changes in larger companies more heavily than those in smaller companies.
[2]	The Barclays U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.
[3]	The MSCI EAFE® Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.
[4]	The Russell 2000 Index represents measures the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[5]	The Blended Index is comprised of 40% S&P 500® Index, 40% Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index and 5% Russell 2000 Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The VCP Total Return BalancedSM Portfolio — Class 3 returned 6.46% for the period ending January 31, 2015, compared to 14.22% for the S&P 500 Index, 6.61% for the Barclays U.S. Aggregate Bond Index, -0.43% for the MSCI EAFE Index, 4.41% for the Russell 2000 Index, and a 8.51% return for the blended benchmark of 40% S&P 500 Index/40% Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index/5% Russell 2000 Index.

Tactical adjustments to equity exposure, concentrated in U.S. Large Cap space, were negative for returns over the period.

Within fixed income, an underweight to the long end of the U.S. yield curve relative to the benchmark was negative for performance as the 30-year Treasury yield fell during the fiscal year period. An overall underweight to investment grade corporate securities was positive for performance as the sector underperformed like-duration Treasuries over the period. Currency exposure also contributed to performance, particularly a defensive position to the euro and yen which depreciated relative to the U.S. dollar.

Derivatives were used in the Portfolio during the year and were instrumental in both hedging other Portfolio positions and obtaining specific exposures. Without taking into account substitutions, hedging, relative value, or other strategies, on an absolute basis equity swaps detracted from performance and equity futures contributed to performance.

378

Invesco Advisers, Inc.

VCPSM Value Portfolio — Class 3

VCPSM Value Portfolio
Average Annual Total Returns as of 1/31/15
Class 3*
1-year	7.65%
5-year	N/A
10-year	N/A
Since Inception	9.47%
*	Inception date for Class 1: 5/1/13.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is marketweighted, the index will reflect changes in larger companies more heavily than those in smaller companies.
[2]	The Barclays U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.
[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The VCPSM Value Portfolio — Class 3 shares posted a return of 7.65% for the 12-month period ending January 31, 2015, compared to a 14.22% return for the S&P 500 Index and a 6.61% return for the Barclays U.S. Aggregate Bond Index. The blended benchmark comprising 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index rose by 11.20%.

During the fiscal year period, U.S. stock indexes posted positive double-digit returns, measured by the S&P 500 Index. In terms of style investing, large growth stocks outperformed large value stocks. U.S. bonds posted modest upper single digit returns, as measured by the Barclays U.S. Aggregate Bond Index.

All sectors of the S&P 500 Index posted positive returns, with the exception of energy, which posted negative returns. Within fixed income, high grade bonds, indicated by the Barclays U.S. Government/Credit Index, outperformed the Barclays U.S. Aggregate Bond Index. In this environment, the Portfolio underperformed the blended 60% S&P 500/40% Barclays U.S. Aggregate Bond benchmark.

Stock selection detracted from relative performance. Within equities, Applied Materials Inc., Wellpoint Inc. and Corning Inc. were largest performers on a relative basis. Avon Products Inc., Viacom Inc. were the top equity detractors on a relative basis; however, the largest detractor to relative performance was not owning Apple Inc.

The allocation to convertible securities, which is a non-benchmark allocation, detracted slightly from relative performance versus the blended benchmark. Convertibles posted positive performance; however, underperformed equities and the blended benchmark for the period. The material underweight allocation to fixed income acted as a relative contributor. Security selection within fixed income also acted as a relative contributor versus the benchmark. Cash was a detractor versus the blended benchmark.

379

Invesco Advisers, Inc.

VCPSM Value Portfolio — Class 3 — (continued)

The Portfolio used currency forward contracts during the reporting period for the purpose of hedging currency exposure of non-U.S.-based companies held in the Portfolio. This had a positive impact within the equity portion of the Portfolio. As part of the investment process, the Portfolio sold short S&P 500 futures contracts during the fiscal year period for the purpose of reducing equity exposure in the Portfolio. This acted as a contributor to performance.

380

Massachusetts Financial Services Company

Telecom Utility Portfolio — Class 1

Telecom Utility Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	11.34%	11.28%	11.10%
5-year	13.88%	13.72%	13.61%
10-year	9.53%	9.37%	9.27%
Since Inception	6.53%	6.33%	10.69%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 11/11/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.
[2]	The S&P 500 Utilities Index is presently comprised of 40 stocks from the electric and natural gas industries.
[3]	The S&P Telecommunications Services Index is comprised of the companies listed in the telecommunications sectors of the S&P 400®, 500®, and 600®.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Telecom Utility Portfolio — Class 1 shares posted a return of 11.34% for the 12-month period ending January 31, 2015, compared to a 28.13% return for the S&P 500 Utilities Index and 14.22% for the S&P 500 Index.

Stock selection in the electric power industry detracted from performance relative to the S&P 500 Utilities Index over the period. Within this industry, the Portfolio’s holding of poor performing British electric generation and supply company Drax Group weighed on relative results. The timing in the ownership of electric power generation companies Exelon Corp. and PG&E Corporation also hindered relative returns as the Portfolio missed out on much of the strong performance each stock delivered during the period. Out of benchmark exposure to the wireless communications, cable TV and telephone services industries were also negative factors for relative performance. In the wireless communications industry, the Portfolio’s holding of Russian wireless provider Mobile Telesystems lowered relative performance as the stock declined during the period. In the cable TV industry, holding cable and internet provider Comcast weighed on relative results as the stock delivered positive returns but underperformed the S&P 500 Utilities Index. In the telephone services industry, holding poor-performing Brazilian telecommunications provider Oi Sa and Greek telecommunications provider Hellenic Telecom also hurt relative performance. Elsewhere, out-of-benchmark positions in natural gas companies Oneok and Williams Co’s. detracted from relative returns as both stocks underperformed the S&P 500 Utilities Index during the period. The Portfolio’s relative currency exposure and cash position during the period were other detractors from relative performance.

381

Massachusetts Financial Services Company

Telecom Utility Portfolio — Class 1 — (continued)

Individual stocks that contributed to relative performance included out-of-benchmark positions in Netherland based multinational cable and telecommunication provider Altice, liquefied natural gas company Cheniere Energy, integrated telecommunications company CenturyLink, communications and technology solutions provider Windstream Holdings, Brazilian electric power company Cia Energetica De Minas Gerais, Hong Kong-based infrastructure company Cheung Kong Infrastructure Holdings and Canadian energy infrastructure company TransCanada Corp. All seven out-of-benchmark positions delivered strong performance during the period. Additionally, underweight positions in energy producer and transporter Dominion Resources and electric power company NextEra helped relative returns as both stocks underperformed the S&P 500 Utilities Index during the reporting period. Timing in the ownership of public utility holding company CenterPoint Energy also boosted relative returns.

Currency forwards, used to hedge against adverse currency movements within the Portfolio, also had a positive impact on relative performance.

382

SunAmerica Asset Management, LLC

Equity Index Portfolio — Class 1

Equity Index Portfolio
Average Annual Total Returns as of 1/31/15
Class 1*
1-year	13.62%
5-year	14.90%
10-year	7.05%
Since Inception	4.74%
*	Inception date for Class 1: 12/14/98.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in small companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Equity Index Portfolio — Class 1 shares posted a return of 13.62% for the 12-month period ending January 31, 2015, compared to a 14.22% return for the S&P 500 Index.

The Portfolio is passively managed to match the S&P 500 Index before expenses.

During the fiscal year period, performance was positive for nine of ten S&P 500 Index industry constituents. The health care, utilities, consumer staples, technology, and consumer discretionary groups outperformed the S&P 500 Index, while the energy, telecom, materials, financials, and industrial sectors were laggards.

In terms of individual constituent holdings, Apple Inc., Berkshire Hathaway Inc. Class B, Intel Corporation, Johnson & Johnson, and Wells Fargo & Company were the top-contributors to performance during the twelve-month period. On the other hand, leading detractors from performance included Google Inc. Class A, Bank of America Corporation, International Business Machines Corporation, QUALCOMM Incorporated, and Freeport-McMoRan, Inc.

383

J.P. Morgan Investment Management Inc.

Growth-Income Portfolio — Class 1

Growth-Income Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	14.94%	14.78%	14.65%
5-year	16.00%	15.83%	15.71%
10-year	6.75%	6.60%	6.49%
Since Inception	8.78%	4.85%	8.07%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Growth-Income Portfolio — Class 1 shares posted a return of 14.94% for the 12-month period ending January 31, 2015, compared to a 12.93% return for the Russell 1000 Value index.

The Portfolio remains focused on investing in high-quality, dividend-paying companies with reasonable payout ratios.

The combination of stock selection and a sector underweight in the energy sector was a top contributor to overall relative performance. At the individual security level, the Portfolio’s largest contributor was Apple. Apple continued to deliver strong results based on the success of the company’s latest iPhone launch. This product-refresh cycle has allowed Apple to continue to capture market share.

Conversely, stock selection in the health care sector was weak, largely due to outperformance of stocks that the Portfolio does not own. On an absolute level, the position in Chevron was the largest detractor from overall results. Chevron was caught in the recent sell-off in crude and oil-related equities, a result of OPEC leaving its output target unchanged.

384

OppenheimerFunds, Inc.

Equity Opportunities Portfolio — Class 1

Equity Opportunities Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	10.74%	10.55%	10.42%
5-year	14.60%	14.44%	14.33%
10-year	6.84%	6.68%	6.58%
Since Inception	7.45%	5.47%	8.71%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000®.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Equity Opportunities Portfolio — Class 1 shares posted a return of 10.74% for the 12-month period ending January 31, 2015, compared to a 13.76% return for the Russell 1000 Index.

The Portfolio underperformed the Index primarily within the financials, consumer staples, energy and industrials sectors due to weaker relative stock selection. The top detractors to Portfolio performance were Genworth Financial, Inc. (financials), Noble Energy, Inc. (energy), Google, Inc. (information technology), National Oilwell Varco, Inc. (energy) and Pfizer Inc. (health care). Genworth, which provides insurance for the life, mortgage, and long-term care markets, disappointed investors when it reported third quarter results. Noble Energy and National Oilwell Varco declined in what was a difficult period for energy stocks. Search engine giant Google fell over the fourth quarter after it released earnings that missed analysts’ expectations. Pfizer’s shares fell early in the reporting period and the position was exited.

The Portfolio outperformed in the health care sector due to stronger relative stock selection and in the consumer discretionary sector as a result of an underweight position. The top contributors to Portfolio performance for the period included information technology stock Apple, Inc. and health care holdings Allergan, Inc., Actavis plc, Gilead Sciences, Inc. and UnitedHealth Group, Inc. Apple benefited from the introduction of two new iPhones and a new Apple Watch product. Allergan agreed to a $66 billion bid from Actavis, ending a takeover pursuit by Valeant and Pershing Square. Gilead benefited partly from sales of its new hepatitis C drug Sovaldi and its flagship HIV drugs. Actavis shares also reacted favorably after management pre-announced a positive earnings surprise due mostly to revenue synergies and cost savings from a recent merger with Warner Chilcott. UnitedHealth Group performed positively, rallying over the second half of the period.

385

Davis Selected Advisers, L.P.

Davis Venture Value Portfolio — Class 1

Davis Venture Value Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	7.48%	7.38%	7.26%
5-year	11.57%	11.40%	11.30%
10-year	6.44%	6.28%	6.18%
Since Inception	9.94%	6.10%	8.99%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Davis Venture Value Portfolio — Class 1 shares posted a return of 7.48% for the 12-month period ending January 31, 2015, compared to a 14.22% return for the S&P 500 Index.

All of the sectors within the index turned in positive performance during the fiscal period except for one. Information technology holdings generated strong returns during the period and were the largest contributor to the Index’s performance. Health care and consumer staples were two other strong performing sectors that contributed to the Index’s performance during the period. Energy was the only sector that turned in negative performance during the period.

The Portfolio, as shown above, under-performed the Index during the period. The most important detractor from the Portfolio’s performance relative to the Index was its information technology holdings. The Portfolio’s holdings in this sector significantly underperformed those of the Index. Google, Soufun Holdings, Qihoo 360 Technology and IBM were among the top detractors from the Portfolio’s performance.

The Portfolio had more invested in financials than any other sector during the period. The Portfolio’s financial holdings performed in-line with the Index’s financial holdings. Berkshire Hathaway, Wells Fargo and Bank of New York Mellon were among the most important contributors to performance. Julius Baer was among the most important detractors from performance.

The Portfolio’s high cash position in a rising market led to it being the second largest detractor from relative performance. During the period the Portfolio’s average weight cash position was roughly 4%.

Encana and Ultra Petroleum, two energy companies, were among the most important detractors from performance. UnitedHealth Group and CarMax were among the most important contributors to performance.

386

SunAmerica Asset Management, LLC

“Dogs” of Wall Street Portfolio — Class 1

“Dogs” of Wall Street Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	11.84%	11.60%	11.46%
5-year	17.59%	17.37%	17.26%
10-year	8.80%	8.62%	8.52%
Since Inception	6.40%	7.97%	9.63%
*	Inception date for Class 1: 4/1/98; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The “Dogs” of Wall Street Portfolio — Class 1 shares posted a return of 11.84% for the 12-month period ending January 31, 2015, compared to a 14.22% return for the S&P 500 Index.

With the exception of the energy sector, the domestic equity market advanced across the board during the fiscal year period, as nine of the 10 S&P 500 industry groups posted positive gains. Defensive sectors outperformed, as the health care, utilities, and consumer staples were the best-performing constituents of the S&P 500 during the period, each generating gains in excess of 20%. The significant decline in oil prices drove the energy sector lower, as the group declined 7% during the period, on average. The telecom and materials groups were other notable laggards, returning 5% and 9%, respectively.

“Dogs” of Wall Street is a rules-based quantitative Portfolio. Stock selections are based on quantitative methods and reconstituted quarterly. The Portfolio’s quantitative model seeks out high quality individual stocks paying above-market-average dividend yields that meet its capitalization, independent ranking and other criteria.

Notable factors driving underperformance during the fiscal year period included an underweight exposure to the technology group, sector investments among health care and consumer discretionary companies, telecom overweight, and no exposure to utilities. Losses were offset, however, by an underweight allocation and security selection in the energy group, a consumer staples overweight, security selection in the technology and materials sectors, and minimal exposure to the financial group.

On a relative basis, top-performing investments included Intel Corporation, Lorillard, Inc., C.H. Robinson Worldwide, Inc., Target Corporation, and Lockheed Martin Corporation. Conversely, Mattel, Inc., Darden Restaurants, Inc., Caterpillar Inc., Chevron Corporation, and Verizon Communications Inc. headed the list of Portfolio detractors.

As of fiscal year end, the average yield of the Portfolio holdings was above that of the S&P 500 Index.

387

AllianceBernstein L.P.

Alliance Growth Portfolio — Class 1

Alliance Growth Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	16.92%	16.75%	16.62%
5-year	15.84%	15.67%	15.55%
10-year	8.68%	8.52%	8.41%
Since Inception	9.72%	5.31%	8.88%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Alliance Growth Portfolio — Class 1 shares posted a return of 16.92% for the 12-month period ending January 31, 2015, compared to a 14.59% return for the Russell 1000 Growth Index.

The Portfolio’s relative performance was positively affected by overall stock selection. Strong stock selection in the healthcare, consumer staples and consumer discretionary offset weaker stock selection in the industrials, financials and energy sectors.

Overall sector allocation also contributed to the Portfolio’s relative outperformance. An overweight in healthcare and underweight in energy sectors contributed to performance, while the Portfolio’s cash position detracted due to up trending market performance.

Leading stock contributors included Allergan, Inc., Monster Beverage Corp., Gilead Sciences, Inc., CVS Health and UnitedHealth Group, Inc. The largest stock detractors included FMC Technologies, Inc., Google, Inc., Priceline Group, Inc., Intercontinental Exchange, Inc. and Copa Holdings SA.

388

The Boston Company Asset Management, LLC

Capital Growth Portfolio — Class 1

Capital Growth Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	8.69%	8.52%	8.41%
5-year	12.15%	11.98%	11.89%
10-year	6.28%	6.11%	6.00%
Since Inception	2.08%	3.64%	8.24%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Capital Growth Portfolio — Class 1 shares posted a return of 8.69% for the 12-month period ending January 31, 2015, compared to a 14.59% return for the Russell 1000 Growth Index.

The management of the Portfolio transitioned in May 2014 from Oppenheimer Funds, Inc. to The Boston Company.

From February 1, 2014 through April 30, 2014, the Portfolio underperformed its benchmark, the Russell 1000 Growth Index. On a relative basis, the Portfolio underperformed in the information technology, consumer staples, industrials, financials and materials sectors due to primarily weaker relative stock selection. The Portfolio outperformed the benchmark in the consumer discretionary and telecommunication services sectors.

The top contributors to Portfolio performance during the period included Apple, Inc., Allergan, Inc., EOG Resources, Inc., The Walt Disney Company, and Brown-Forman Corp.. The top detractors from Portfolio performance included LinkedIn Corp., Google Inc., Biogen Idec Inc., Amazon.com, Inc., and Facebook, Inc..

Subsequent to the transition, from May 1, 2014 through January 31, 2015 the Portfolio underperformed its benchmark, the Russell 1000 Growth Index. The strategy is driven by analyst decision-making at the stock selection level. Capital is distributed to the analysts based on their opportunity set and corresponding benchmark weight. The Portfolio maintains a relatively neutral sector exposure, ultimately enabling stock selection to drive Portfolio results.

389

The Boston Company Asset Management, LLC

Capital Growth Portfolio — Class 1 — (continued)

During the period, the health care sector was the Portfolio’s best performer on both absolute and relative bases. Several Portfolio holdings in the biotechnology and health care providers & services segments delivered gains, including Vertex Pharmaceuticals, Inc., Gilead Sciences, Biogen Idec, Inc. and UnitedHealth Group, Inc. In addition, the Portfolio benefited from a lack of exposure to the telecommunication services sector, which underperformed the benchmark overall.

Relative performance during the period was hurt most by difficult stock selection in the consumer discretionary sector, primarily within the Internet & catalog retail and media segments, as positions in Netflix, Inc. and Viacom, Inc. declined. Several names in the industrials sector also pressured relative results, including aerospace & defense manufacturer Precision Castparts, Inc. and engineering & construction firm Fluor, Inc.

390

Massachusetts Financial Services Company

MFS Massachusetts Investors Trust Portfolio — Class 1

MFS Massachusetts Investors Trust Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	10.18%	10.00%	9.86%
5-year	13.49%	13.33%	13.22%
10-year	7.85%	7.69%	7.58%
Since Inception	7.61%	5.78%	9.11%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The MFS Massachusetts Investors Trust Portfolio — Class 1 shares posted a return of 10.18% for the 12-month period ending January 31, 2015, compared to a 14.22% return for the S&P 500 Index.

Stock selection in the technology sector was a primary detractor from performance relative to the S&P 500 Index. An underweight position in strong performing personal computer and electronics maker Apple weighed on relative results. An overweight position in internet search giant Google also held back relative performance as the stock declined during the fiscal period. Stock selection in health care, industrial goods & services, basic materials and financial services sectors also hurt relative results. In the industrial goods & services sector, overweight positions in weak-performing aerospace and defense parts manufacturer Precision Castparts and construction engineering firm Fluor Corp weakened relative performance. In the basic materials sector, the Portfolio’s holding of specialty chemicals company W. R. Grace & Co. weighed on relative returns. In the financial services sector, overweight positions in credit card company American Express and banking firm JPMorgan Chase hindered relative performance as both stocks underperformed the benchmark during the period. Stocks in other sectors that detracted from relative results included overweight positions in independent energy company Noble Energy and oil service equipment manufacturer Cameron International, as both stocks turned in negative performance during the period.

The Portfolio’s relative currency exposure, resulting primarily from differences between the Portfolio’s and the benchmark’s exposures to holdings of securities denominated in foreign currencies, weighed on relative performance. The Portfolio’s cash and/or cash equivalents position was another detractor from relative performance.

Stock selection in the autos & housing sector aided performance relative to the S&P 500 Index. An overweight position in paint company Sherwin Williams benefited relative returns as the stock turned in strong performance. Elsewhere, the Portfolio’s timing in the ownership

391

Massachusetts Financial Services Company

MFS Massachusetts Investors Trust Portfolio — Class 1 — (continued)

of energy companies Exxon Mobil and Chevron supported relative results. The Portfolio’s overweight positions in strong-performing medical equipment manufacturer Covidien, women’s specialty retailer L Brands, electric power company CMS Energy and discount retailer Ross Stores aided relative performance. Avoiding shares of weak-performing business technology solutions firm IBM, diversified industrial company General Electric and digital communications manufacturer Qualcomm supported relative results.

392

Wells Capital Management Incorporated

Fundamental Growth Portfolio — Class 1

Fundamental Growth Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	9.09%	8.91%	8.84%
5-year	14.79%	14.62%	14.51%
10-year	6.48%	6.32%	6.22%
Since Inception	6.24%	3.32%	7.23%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Fundamental Growth Portfolio — Class 1 shares posted a return of 9.09% for the 12-month period ending January 31, 2015, compared to a 14.59% return for the Russell 1000 Growth Index.

Stock selection was a main driver of the underperformance. Energy, financials, and consumer discretionary were the largest relative detracting sectors due to stock selection. Within energy, drilling and rig service provider Nabors Industries Ltd., oil and natural gas service provider Halliburton Company, and independent oil and natural gas company Antero Resources Corporation were the largest relative detractors. Financial holdings and clearing house operator Intercontinental Exchange, Inc. and personalized banking provider First Republic Bank were the largest relative detractors in the sector, while resort operator Las Vegas Sands Corp. and online retailer Amazon.com, Inc. were the largest detractors in consumer discretionary.

On a relative basis, stock selection in telecommunication services and an overweight in health care led those sectors to be the top contributors. Telecommunication’s sole position in wireless communications operator SBA Communication Corporation was the relative contributor for the sector. Biopharmaceutical company Celgene Corporation and pharmaceutical manufacturer AbbVie, Inc. were the top relative contributors within health care. Separately, beer, wine and spirit producer Constellation Brands, Inc. and air transportation provider Delta Air Lines, Inc. were absolute contributors to the Portfolio during the period.

393

Massachusetts Financial Services Company

Blue Chip Growth Portfolio — Class 1

Blue Chip Growth Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	12.79%	12.54%	12.36%
5-year	12.89%	12.69%	12.57%
10-year	6.46%	6.31%	6.20%
Since Inception	1.11%	3.37%	7.25%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Blue Chip Growth — Class 1 shares posted a return of 12.79% for the 12-month period ending January 31, 2015, compared to a 14.59% return for the Russell 1000 Growth Index.

Stock selection in the special products & services and consumer staples sectors detracted from performance relative to the Russell 1000 Growth Index. Within the special products & services sector, an overweight position in poor-performing online travel company TripAdvisor dampened relative results. Within the consumer staples sector, not holding tobacco company Altria Group hindered relative returns as the stock outpaced the benchmark during the fiscal period. Individual securities that detracted from relative performance included the Portfolio’s overweight positions in independent oil and gas company Cabot Oil & Gas and oil and gas equipment company Cameron International. Holdings of software optimization supplier Aspen Technology and underweight positions in strong-performing computer and personal electronics maker Apple and biotech firm Gilead Sciences further weighed on relative performance. The timing of the Portfolio’s ownership in shares of energy exploration and production company EOG Resources and not owning eye and skin care products company Allergan also held back relative results.

The Portfolio’s cash and/or cash equivalents position during the period was also a detractor from relative performance.

Stock selection in the retailing sector benefited relative returns. Overweight positions in retailer Kroger, drugstore retailer CVS Health and off price retail apparel and home accessories store operator Ross Stores were among the Portfolio’s top relative contributors during the fiscal period.

394

Massachusetts Financial Services Company

Blue Chip Growth Portfolio — Class 1 — (continued)

Stock selection in the leisure sector was another factor that aided relative performance. An overweight position in video game maker Electronic Arts and holdings of cruise line operator Royal Caribbean Cruises boosted relative results as both stocks outperformed the benchmark during the fiscal period. Elsewhere, the Portfolio’s overweight position in analog semiconductor developer and supplier Avago Technologies and tobacco producer Lorillard bolstered relative performance. An underweight position in poor-performing diversified technology products and services company IBM and holdings of strong-performing health insurer WellPoint and communications company Frontier Communications further supported relative results.

395

Pyramis Global Advisors, LLC

Real Estate Portfolio — Class 1

Real Estate Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	33.52%	33.32%	33.12%
5-year	16.64%	16.47%	16.34%
10-year	7.85%	7.69%	7.58%
Since Inception	9.16%	10.40%	10.97%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The MSCI U.S. REIT Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Real Estate Portfolio — Class 1 shares posted a return of 33.52% for the 12-month period ending January 31, 2015, compared to a 33.52% return for the MSCI U.S. REIT Index.

During the period, U.S. Real Estate Investment Trusts (REITs) benefited from a variety of favorable trends: strengthening demand for commercial real estate as measured by REIT occupancy rates and cash flow growth, muted supply of new commercial real estate, low and falling interest rates, reduced equity issuance, modest inflows into real estate securities funds and less momentum in the broad equity market.

Sector selection was a negative contributor to relative performance over the period. Sector selection in the regional malls and manufactured homes sectors were positive contributors, while sector selection in the health care and shopping centers sectors detracted from performance.

Security selection was a positive contributor to relative performance over the period. Security selection in the apartments and office sectors contributed, while security selection in the regional malls and health care sectors detracted. In the apartments subsector, the Portfolio’s underweight in American Realty Capital Properties was the largest contributor to relative performance over the period. In the office subsector, overweights in Alexandria Real Estate Equities REIT and Boston Properties were the leading contributors to relative performance. In the health care sector, an overweight in managed care REIT Senior Housing Properties was one of the largest detractors to relative sector performance.

396

Franklin Advisory Services, LLC

Small Company Value Portfolio — Class 1

Small Company Value Portfolio
Average Annual Total Returns as of 1/ 31/15
	Class 1*	Class 3*
1-year	-0.69%	-0.93%
5-year	13.89%	13.60%
10-year	7.29%	N/A
Since Inception	9.12%	6.13%
*	Inception date for Class 1: 12/14/98; Class 3: 9/13/05.

[1]	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Small Company Value Portfolio — Class 1 shares posted a return of -0.69% for the 12-month period ending January 31, 2015, compared to a 3.90% return for the Russell 2000 Value Index.

Based on the Russell 2000 Value Index, utilities and health care were leading sectors, while energy, telecommunication services and materials underperformed. An overweighting in consumer discretionary and stock selection in health care aided Portfolio performance versus the benchmark. Among contributors were Trinity Industries, which manufactures railcars to transport oil, STERIS, a health care sterilization products manufacturer, and insurer Protective Life.

A lack of exposure to utilities, an overweighting in industrials and an underweighting in financials, specifically REITs, hindered relative performance. Among detractors were Unit Corp., an onshore oil and gas producer, Carpenter Technology, a high-performance metals manufacturer, and Civeo, a spin-off of Portfolio holding Oil States International that provides lodging for Canadian and Australian oil and mining companies.

Several positions were initiated including Axiall, a chemicals and building products manufacturer; Maple Leaf Foods, a packaged foods manufacturer; Minerals Technologies, a specialty minerals producer; Gerresheimer, a pharmaceuticals glass and plastics maker; and Everbank Financial, a bank holding company providing a diverse range of financial products and services. Increased holdings include Enersys, H.B. Fuller and Sensient Technologies. Positions that were liquidated include Trinity Industries, Protective Life, Reliance Steel & Aluminum and Atwood Oceanics. Reduced holdings include Steel Dynamics, Kennametal and Montpelier Re Holdings.

397

J.P. Morgan Investment Management Inc.

Mid-Cap Growth Portfolio — Class 1

Mid-Cap Growth Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	10.52%	10.36%	10.22%
5-year	17.56%	17.38%	17.24%
10-year	8.26%	8.09%	7.99%
Since Inception	5.88%	3.16%	10.49%
*	Inception date for Class 1: 4/1/99; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Mid-Cap Growth Portfolio — Class 1 shares posted a return of 10.52% for the 12-month period ending January 31, 2015, compared to a 12.46% return for the Russell Midcap Growth Index.

The Portfolio underperformed the Russell Midcap Growth Index for the period. Sector positioning was the dominant driver of underperformance, with an underweight exposure in the consumer staples sector detracting the most. Stock selection in the health care sector also detracted from relative performance.

On a position level, an overweight position in Laredo Petroleum and not owning Kroger were the two top detractors during the period. Laredo Petroleum traded lower as the decline in oil prices throughout the year weighed on shares. Kroger detracted as the stock traded higher, but was not owned in the Portfolio. Overweight positions in Electronic Arts and Avago Technologies were top contributors to performance during the period. Electronic Arts traded higher as better-than-expected earnings and revenue in the company’s fiscal second and third quarter sent shares higher. Avago Technologies traded higher as better-than-expected earnings and revenue in the company’s fiscal third and fourth quarter sent shares higher.

398

Wells Capital Management Incorporated

Aggressive Growth Portfolio — Class 1

Aggressive Growth Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	1.72%	1.54%	1.49%
5-year	15.20%	15.02%	14.90%
10-year	4.87%	4.71%	4.60%
Since Inception	5.41%	3.14%	7.06%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 2500® Growth Index measures the performance of small to mid-cap growth segment of the U.S. equity universe. It includes Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Aggressive Growth Portfolio — Class 1 shares posted a return of 1.72% for the 12-month period ending January 31, 2015, compared to a 7.43% for the Russell 2500 Growth Index.

Stock selection was a main driver of the underperformance. Within information technology, cloud-based talent management solutions provider Cornerstone Ondemand, Inc., software-as-a-service company ChannelAdvisor Corporation and 3D printing technology company Stratasys Ltd. were the largest individual relative detractors. Online health insurance service provider eHealth, Inc. and bank holding company Texas Capital Bancshares, Inc. were the largest detractors in financials, while imagery provider DigitalGlobe, Inc. was the largest relative detractor in industrials. Drilling and rig service provider Nabors Industries Ltd. and exploration and production company Sanchez Energy Corporation were top absolute detractors for the Portfolio.

On a relative basis, health care and telecommunication services were the top two contributing sectors. Stock selection in information technology and financials, as well as an overweight to industrials detracted from relative performance.

Individual relative contributors within health care included biopharmaceutical companies Puma Biotechnology, Inc., Alkermes PLC. and DexCom, Inc. Within telecom, wireless communications operator SBA Communication Corporation was the largest relative contributor. Separately, beer, wine and spirit producer Constellation Brands, Inc., pizza delivery company Domino’s Pizza, Inc. and retail home furnisher Restoration Hardware Holdings, Inc. were top absolute contributors to the overall Portfolio.

399

Invesco Advisers, Inc.

Growth Opportunities Portfolio — Class 1

Growth Opportunities Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	4.15%	3.94%	3.87%
5-year	16.11%	15.91%	15.79%
10-year	8.83%	8.66%	8.55%
Since Inception	1.07%	4.43%	10.36%
*	Inception date for Class 1: 7/05/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Growth Opportunities Portfolio — Class 1 shares posted a return of 4.15% for the 12-month period ending January 31, 2015, compared to a 5.01% return for the Russell 2000 Growth Index.

During the fiscal year, indexes measuring the performance of U.S. large- and mid-cap stocks posted strong gains which outpaced small cap stocks. Small caps finished the period with more modest yet positive absolute returns. In terms of investment style, small cap growth stocks modestly outperformed small cap value stocks.

Relative to the Index, stock selection effects in the information technology and financials sectors and an underweight to strong-performing consumer staples detracted from performance. These were mostly offset by outperformance in the consumer discretionary, energy and industrials sectors due to positive stock selection. The Portfolio’s sector weights generally reflected those of the Index, so market allocation was positive but not a dominant driver of relative performance.

The primary detractor from the Portfolio’s relative performance was stock selection in the information technology sector. Examples of stocks in this sector that detracted from performance included Proofpoint Inc., Web.com Group Inc., and Infoblox Inc. In the financials sector, Evercore Partners Inc underperformed.

Most of this underperformance was offset by strong stock selection driven by outperformance in other sectors, especially the consumer discretionary sector. Brunswick Corp., Jack In the Box Inc., and Cinemark Holdings were all significant contributors to performance. Energy was the worst performing sector of the Index by a significant margin. However, the Portfolio’s holdings performed substantially better than the Index in the same period.

400

Marsico Capital Management, LLC

Marsico Focused Growth Portfolio — Class 1

Marsico Focused Growth Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	11.54%	11.33%	11.26%
5-year	14.78%	14.62%	14.50%
10-year	7.69%	7.52%	7.42%
Since Inception	5.89%	6.88%	8.47%
*	Inception date for Class 1: 12/29/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Marsico Focused Growth Portfolio — Class 1 shares posted a return of 11.54% for the 12-month period ending January 31, 2015, compared to a 14.59% return for the Russell 1000 Growth Index.

Security selection had a negative effect on the Portfolio’s performance results in the reporting period. In particular, stock selection in the consumer discretionary and financials sectors detracted materially from performance. This negative effect was offset somewhat by holdings in the materials and health care sectors. The Portfolio’s underweight to Apple Inc., the benchmark index’s largest weight and top-performing contributor, negatively impacted relative performance. On an individual stock level, positions in Wynn Resorts, Ltd., Tesla Motors, Inc., Halliburton Company, Google Inc. Class A and Rolls-Royce Holdings PLC. emerged as the largest detractors. Halliburton, Google and Rolls-Royce were sold in the period. The largest individual contributors included Gilead Sciences, Inc., Pacira Pharmaceuticals, Inc., Sherwin-Williams Company, Alibaba Group Holding Ltd. ADR, Biogen Idec Inc. and Celgene Corporation.

Certain sector allocations also detracted from the Portfolio’s results in the reporting period. The Portfolio’s underweighted posture in the strong-performing consumer staples sector was the largest detractor to sector allocation results. The Portfolio’s cash position further hindered performance. As the benchmark index returned over 14%, the Portfolio incurred an opportunity cost by maintaining approximately 8% of average net assets in cash. The negative allocation effect was offset somewhat by an overweight to the strong-performing health care sector and underweight to energy, the weakest- performing sector in the benchmark index.

401

Columbia Management Investment Advisors, LLC

Technology Portfolio — Class 1

Technology Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	23.98%	23.82%	23.53%
5-year	15.85%	15.76%	15.56%
10-year	6.34%	6.20%	6.10%
Since Inception	-5.26%	0.75%	8.96%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Nasdaq Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market.
[2]	The MSCI World Information Technology IndexSM is a capitalization weighted index that monitors the performance of information technology stocks from around the world.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Technology Portfolio — Class 1 shares posted a return of 23.98% for the 12-month period ending January 31, 2015, compared to a 15.50% return for the MSCI World Information Technology Index and a 14.30% return for the Nasdaq Composite Index.

Using the Global Industry Classification Standard (GICS) sectors of the S&P 500 and the MSCI EAFE indices as a proxy for domestic and international markets, the technology sector returns were among the top performing sectors relative to other sectors of the market, and outperformed the returns of these broader indices for the measured period.

Stock selection and an overweight posture to the semiconductor industry was the primary driver of outperformance during the measured period. Positions in Skyworks Solutions, Lam Research Corp. and Synaptics all made meaningful contributions to both absolute and relative return. Also contributing to outperformance was the decision to hold a relative underweight position to the benchmark in the IT services and communications equipment industries, as these industries underperformed the returns posted by the benchmark index.

In the technology hardware industry, an underweight position to the industry, driven primarily by an underweight position to Apple, which comprises a large weighting in the benchmark index, detracted from relative returns for the period.

From a country perspective, stock selection in Japan detracted from relative performance, while security selection in the United States and a relative overweight in Singapore contributed to relative returns.

402

AllianceBernstein L.P.

Small & Mid Cap Value Portfolio — Class 2

Small & Mid Cap Value Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	8.56%	8.36%	8.31%
5-year	N/A	15.07%	14.97%
10-year	N/A	8.64%	8.54%
Since Inception	16.77%	10.87%	11.65%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

[1]	The Russell 2500® Value Index measures the performance of small to mid-cap value segment of the U.S. equity universe. It includes Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Small & Mid Cap Value Portfolio — Class 2 shares posted a return of 8.36% for the 12-month period ending January 31, 2015, compared to a 7.25% return for the Russell 2500 Value Index.

Smaller cap equities posted a strong year of performance in 2014 but underperformed large-cap stocks as the Russell 2500 Index ended the year up 7.1% versus a 13.2% gain of the Russell 1000 Index. Within the smaller cap equities market, value and growth paced each other, finishing the year up 7.1% as well.

Relative performance was positively affected by overall stock selection. Strong stock selection in the consumer-cyclicals, capital-equipment and technology sectors outweighed weaker stock selection in the energy and housing-related sectors. Overall sector selection detracted from performance as the positive effect of an underweight position in energy was offset by the negative effects of underweights in consumer-growth and financials and an overweight in capital-equipment sectors.

On an absolute basis, three of the leading contributors for the period were consumer-cyclicals holdings: Electronic Arts, Office Depot and Booz Allen Hamilton. Lam Research also contributed to performance for the period.

Energy holdings: Rosetta Resources, Bill Barrett and SM Energy and those with indirect exposure to the oil and gas sector: Terex, were performance detractors in the period.

403

Putnam Investment Management, LLC

International Growth and Income Portfolio — Class 1

International Growth and Income Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	-5.88%	-6.13%	-6.18%
5-year	5.48%	5.30%	5.21%
10-year	3.05%	2.89%	2.79%
Since Inception	3.99%	3.59%	6.51%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02

[1]	The MSCI EAFE Value (net) Index is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing growth style.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The International Growth and Income Portfolio — Class 1 shares posted a return of -5.88% for the 12-month period ending January 31, 2015, compared to a -2.17% return for the MSCI EAFE Value (net) Index.

During the period, U.S. equity markets advanced, while developed and emerging markets stocks trailed. Stock selection was the leading cause of underperformance during the period. Sector wise, positions within financials, materials and consumer discretionary hurt the most. Some of the negative impact was offset by favorable selections within consumer staples and information technology. Both allocation and stock selection on a county level lagged during the period. Selections within Japan, Canada and Australia detracted the most. Positions within China and Germany were positive.

Top detractors within the financial sector included Sumitomo Mitsui Financial Group, Inc., Credit Saison Co., Ltd. and St. James Place. The Portfolio’s overweight to Fortsecue Metals and out of benchmark position in BHP Billiton, Ltd. within materials hurt relative results as well. A position in Sega Sammy Holdings, Inc. was the leading cause of underperformance within the consumer discretionary sector. Other detractors during the period include Encana Corp., and out of benchmark positions in Suncor Energy, Inc. and Origin Energy, Ltd..

Favorable positions within consumer staples, notably out of benchmark positions in Anheuser-Busch InBev NV, Henkel AG & Co. KGaA and Kerry Group PLC added positively. Relative outperformance within information technology was most attributable to an out of benchmark position in Alibaba Group Holding, Ltd.

The use of forward currency contracts had a modestly negative impact on performance.

404

J.P. Morgan Investment Management Inc.

Global Equities Portfolio — Class 1

Global Equities Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	6.42%	6.26%	6.10%
5-year	10.24%	10.07%	9.95%
10-year	6.52%	6.37%	6.26%
Since Inception	6.24%	4.48%	8.17%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The MSCI World (net) IndexSM measures the performance of companies representative of the market structures of 24 developed market countries in North America, Europe and Asia/Pacific regions.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Global Equities Portfolio — Class 1 shares posted a return of 6.42% for the 12-month period ending January 31, 2015, compared to a 7.00% return for the MSCI World (net) Index.

For the period, the MSCI World (net) Index rose 7.0% in U.S. dollars. There was considerable dispersion among geographies, with North America rising 12.2% while the EAFE (Europe, Australasia and Far East) region fell 0.4%. Sector-wise, the majority of sectors had positive returns; a notable exception was energy (-10.9%).

The Portfolio underperformed the benchmark due to stock selection in health care and financials. A modest underweight in North America and an overweight to the U.K. detracted, due to the relative outperformance and underperformance of those regions, respectively. On the upside, stock selection in information technology and consumer discretionary aided performance. Stock selection in Continental Europe and exposure to the emerging markets also added value.

405

Morgan Stanley Investment Management Inc.

International Diversified Equities Portfolio — Class 1

International Diversified Equities Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	-2.16%	-2.36%	-2.45%
5-year	5.32%	5.16%	5.05%
10-year	4.75%	4.59%	4.49%
Since Inception	3.33%	3.22%	6.94%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The MSCI EAFE® (net) Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The International Diversified Equities — Class 1 shares posted a return of -2.16% for the 12-month period ending January 31, 2015, compared to a -0.43% return for the MSCI EAFE (net) Index.

The management of the Portfolio transitioned in October 2014 to a different management team within Morgan Stanley Investment Management Inc.

From February 1, 2014 through October 16, 2014, the Portfolio underperformed its benchmark, the MSCI EAFE (net) Index. International equities had generally gained from early February into mid-July, then faltered and moved lower. This period was marked by the strengthening of the U.S. Dollar, by the fall in the price of oil and towards the end of this time, increasing market volatility.

For this specific period, MSCI regional performance was Asia ex Japan +7.0%, Emerging Markets +5.8%, the U.K. -4.4%, Europe ex U.K. -7.5% and Japan -4.5%. Utilities, health care and consumer staples were the best performing sectors and more cyclical sectors such as industrials, consumer discretionary and materials trailed the benchmark return.

The Portfolio was hurt by the below benchmark allocations to Asia ex-Japan and utilities and the overweight position in Europe. The allocations to Japan, the small position in emerging markets and the underweight to energy contributed to performance.

The Portfolio utilized stock index futures as an additional vehicle to implement macro investment decisions. For this stated period, macro investment decisions made with stock index futures detracted from performance.

Subsequent to the transition, from October 17, 2014 to January 31, 2015, the Portfolio underperformed its benchmark, the MSCI EAFE (net) Index. The Euro zone countries were up 1.7% for the period, somewhat masking the diverging returns for some of the Northern core countries such as Germany (+7.0% in U.S. Dollar terms), Sweden (+5.3%), Finland (+3.4%) and France (+2.0%) versus the Southern “periphery” countries Italy (-4.2%), Spain (-7.6%) and Portugal (-15.4%). Japan was up 9.3% and the U.K. was essentially flat.

406

Morgan Stanley Investment Management Inc.

International Diversified Equities Portfolio — Class 1 — (continued)

Portfolio performance was hurt by stock selection in industrials, primarily due to companies exposed to the oil & gas industry (such as Vallourec and Weir Group), and stock selection in energy (Santos, BG Group) and health care (Sanofi).

The Portfolio’s main positive contributor to relative performance was stock selection in financials, as the Portfolio’s insurance holdings (Sompo Japan Nipponkoa, Friends Life Group, MS&AD, Zurich Insurance, and Prudential PLC) posted strong returns. The Portfolio is overweight insurance and underweight banks vs. the benchmark and insurance companies significantly outperformed banks for the period. Stock selection in consumer discretionary was also positive, primarily due to the Portfolio’s holdings in the autos (Toyota) and auto components (Continental, NGK Spark Plug) subsectors.

Through the use of forward contracts, the Portfolio benefited from a partial hedge of the Japanese Yen into the U.S. Dollar, as the Yen fell against the U.S. Dollar during the period. The Portfolio remains overweight defensive sectors versus cyclicals.

407

J.P. Morgan Investment Management Inc.

Emerging Markets Portfolio — Class 1

Emerging Markets Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	2.31%	2.14%	2.07%
5-year	0.41%	0.25%	0.17%
10-year	6.34%	6.17%	6.07%
Since Inception	4.82%	9.11%	11.12%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The MSCI Emerging Markets (net) IndexSM measures the performance of companies representative of the market structure of 21 emerging economies. The MSCI Emerging Markets (net) Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Emerging Markets Portfolio — Class 1 shares posted a return of 2.31% for the 12-month period ending January 31, 2015, compared to a 5.23% return for the MSCI Emerging Markets (net) Index.

The Portfolio underperformed its benchmark over the period. On an absolute basis, emerging markets delivered a positive year, outperforming EAFE (Europe, Australasia and Far East), but underperforming the U.S. market.

During the year, stock selection detracted from relative performance, while country allocation was overall neutral. Stock selection in South Africa and China were key detractors. In South Africa, not owning Naspers was a significant detractor. In China, exposure to Macau gaming company SJM Holdings hurt performance. The Portfolio also was hurt by underweight positions in some of the large Chinese financial companies, including Ping An Insurance. In addition, the Portfolio’s overweight position in Russia detracted from performance.

Contributing to performance were stock selection in South Korea, and being underweight in Malaysia and Mexico. In South Korea, a position in SK Telecom outperformed. The Portfolio has had a longstanding underweight in defensive, expensive markets; being underweight in Malaysia and Mexico added significant value over the previous 12 months. Exposure in India, including the use of equity index futures, contributed to Portfolio performance during the period. The Portfolio also benefitted from an overweight in India.

408

Templeton Investment Counsel, LLC

Foreign Value Portfolio — Class 2

Foreign Value Portfolio
Average Annual Total Returns as of 1/31/15
	Class 1*	Class 2*	Class 3*
1-year	-3.20%	-3.33%	-3.42%
5-year	N/A	5.44%	5.34%
10-year	N/A	4.46%	4.36%
Since Inception	9.50%	6.99%	7.71%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

[1]	The MSCI EAFE® (net) Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The Foreign Value Portfolio — Class 2 shares posted a return of -3.33% for the 12-month period ending January 31, 2015, compared to a -0.43% return for the MSCI EAFE (net) Index.

The global economy grew moderately during the 12 months under review despite a U.S. economic slowdown in the fourth quarter and a decline in growth rates in much of the rest of the world. Stocks in global developed markets advanced overall during the 12-month period amid a generally accommodative monetary policy environment and continued strength in corporate earnings. Oil prices declined sharply during the 12-month period, resulting mainly from strong world supply.

Stock selection in the industrials sector helped lead Portfolio performance relative to the benchmark MSCI EAFE (net) Index. Top contributors included airline Qantas Airways (Australia) and Chinese train manufacturers China CNR Corporation and CSR Corporation. An overweight position and stock selection in the telecommunication services sector also aided performance, including French telecommunications provider Orange and Chinese telecommunications companies China Telecom and China Mobile. Other beneficial positions included insurer company China Life Insurance, pharmaceutical company Teva Pharmaceutical Industries (Israel) and pharmaceutical, chemical and life science company Merck KGaA (Germany).

409

Templeton Investment Counsel, LLC

Foreign Value Portfolio — Class 2 — (continued)

In contrast, the Portfolio’s overweighting and stock selection in the energy sector and underweighting and stock selection in consumer staples weighed on relative results. Key detractors in the underperforming energy sector included oil and gas company Petroleo Brasileiro (Brazil), oil and gas contractor Saipem (Italy), oil and natural gas company KunLun Energy (China), and Talisman Energy (Canada). Grocery retailer Tesco (U.K.) was a major consumer staples detractor. In other sectors, bank BNP Paribas (France), financial services firm Hana Financial Group (South Korea), automotive manufacturer Hyundai Motor Company (South Korea), and Canadian airplane and train manufacturer Bombardier hurt relative performance.

In addition, the U.S. dollar appreciated versus most foreign currencies for the year, which also detracted from Portfolio performance on an absolute basis because investments in securities with non-U.S. currency exposure lost value as the dollar appreciated.

410

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

411

P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED	PRESORTED BPM US POSTAGE PAID PERMIT 12 44888

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R1411AR.11 (3/15)

Item 2.    Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2015, there were no reportable amendments, waivers, or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.    Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Garrett Bouton and Jane Jelenko each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Sher, Mr. Bouton and Ms. Jelenko are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.    Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2014	2015
(a) Audit Fees	$1,143,104	$1,188,832
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$189,175	$194,810
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2014	2015
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$147,383	$374,208

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2014 and 2015 were $482,540 and $772,462 respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

Included in Item 1 to the Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 10, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: April 10, 2015